UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Convertible Fund	Income Fund
Core Fixed Income Fund	Inflation Focused Fund
Core Plus Bond Fund	Short Duration Core Bond Fund
Corporate Bond Fund	Short Duration Income Fund
Floating Rate Fund	Total Return Fund
High Yield Fund	Ultra Short Bond Fund

For the six-month period ended May 31, 2019

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

27	Convertible Fund

35	Core Fixed Income Fund

52	Core Plus Bond Fund

77	Corporate Bond Fund

90	Floating Rate Fund

120	High Yield Fund

152	Income Fund

182	Inflation Focused Fund

242	Short Duration Core Bond Fund

259	Short Duration Income Fund

328	Total Return Fund

354	Ultra Short Bond Fund

382	Statements of Assets and Liabilities

390	Statements of Operations

396	Statements of Changes in Net Assets

404	Financial Highlights

450	Notes to Financial Statements

504	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund
Semiannual Report

For the six-month period ended May 31, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2019. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 through May 31, 2019).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/18—5/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,057.10	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$1,054.00	$8.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.45	$8.55
Class F
Actual	$1,000.00	$1,058.30	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class F3
Actual	$1,000.00	$1,058.60	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class I
Actual	$1,000.00	$1,057.80	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class P
Actual	$1,000.00	$1,055.70	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class R2
Actual	$1,000.00	$1,054.80	$7.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.29
Class R3
Actual	$1,000.00	$1,055.00	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.79
Class R4
Actual	$1,000.00	$1,056.90	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class R5
Actual	$1,000.00	$1,058.70	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class R6
Actual	$1,000.00	$1,058.60	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.70% for Class C, 0.95% for Class F, 0.82% for Class F3, 0.85% for Class I, 1.30% for Class P, 1.45% for Class R2, 1.35% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.82% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Automotive	0.44%
Banking	5.07%
Basic Industry	1.83%
Capital Goods	7.07%
Consumer Goods	1.47%
Energy	6.09%
Healthcare	11.15%
Leisure	4.23%
Media	3.88%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Real Estate	5.40%
Retail	3.10%
Services	4.64%
Technology & Electronics	36.26%
Telecommunications	1.92%
Transportation	3.97%
Utility	1.57%
Repurchase Agreement	1.91%
Total	100.00%

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,062.80	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class C
Actual	$1,000.00	$1,058.80	$6.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class F
Actual	$1,000.00	$1,063.30	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class F3
Actual	$1,000.00	$1,064.30	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class I
Actual	$1,000.00	$1,064.10	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class P
Actual	$1,000.00	$1,066.00	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.38
Class R2
Actual	$1,000.00	$1,060.70	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24
Class R3
Actual	$1,000.00	$1,061.30	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73
Class R4
Actual	$1,000.00	$1,062.50	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class R5
Actual	$1,000.00	$1,063.90	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class R6
Actual	$1,000.00	$1,064.30	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.64% for Class A, 1.25% for Class C, 0.53% for Class F, 0.35% for Class F3, 0.40% for Class I, 0.87% for Class P, 1.04% for Class R2, 0.94% for Class R3, 0.69% for Class R4, 0.44% for Class R5 and 0.35% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Auto	0.41%
Capital Goods	0.28%
Consumer Cyclical	0.29%
Consumer Services	0.82%
Consumer Staples	0.36%
Energy	1.67%
Financial Services	29.97%
Foreign Government	0.77%
Health Care	0.25%
Integrated Oils	0.69%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Sector*	%**
Materials & Processing	0.48%
Municipal	0.04%
Producer Durables	0.75%
Technology	0.43%
Telecommunications	0.06%
Transportation	0.34%
U.S. Government	59.52%
Utilities	1.40%
Repurchase Agreement	1.47%
Total	100.00%

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,062.80	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$1,059.60	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.64
Class F
Actual	$1,000.00	$1,062.50	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.92
Class F3*
Actual	$1,000.00	$1,063.90	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.37
Class I*
Actual	$1,000.00	$1,064.00	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37
Class R2
Actual	$1,000.00	$1,060.80	$5.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.44
Class R3
Actual	$1,000.00	$1,061.30	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.94
Class R4
Actual	$1,000.00	$1,062.60	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$1,063.90	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6*
Actual	$1,000.00	$1,064.00	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.32% for Class C, 0.58% for Class F, 0.47% for Class F3, 0.47% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.47% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.48% for Class I and 0.46% for Classes, F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class F3	$2.37	$2.32
Class I	$2.47	$2.42
Class R6	$2.37	$2.32

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Auto	0.96%
Basic Industry	0.18%
Capital Goods	0.54%
Consumer Cyclical	0.96%
Consumer Discretionary	0.46%
Consumer Services	2.28%
Consumer Staples	1.55%
Energy	3.05%
Financial Services	31.58%
Foreign Government	1.82%
Health Care	0.97%
Industrial	0.13%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Sector*	%**
Integrated Oils	0.91%
Materials	0.09%
Materials & Processing	2.86%
Municipal	0.01%
Other	16.93%
Producer Durables	1.73%
Technology	1.89%
Telecommunications	0.92%
Transportation	0.16%
U.S. Government	25.72%
Utilities	2.12%
Repurchase Agreement	2.18%
Total	100.00%

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,079.80	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$1,075.30	$6.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.64
Class F
Actual	$1,000.00	$1,080.20	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3*
Actual	$1,000.00	$1,081.40	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class I
Actual	$1,000.00	$1,079.80	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R2
Actual	$1,000.00	$1,077.70	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$1,078.20	$5.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$1,079.60	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$1,080.90	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6*
Actual	$1,000.00	$1,081.40	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.32% for Class C, 0.58% for Class F, 0.39% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.39% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.43% for Classes, F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.23	$2.17
Class R6	$2.23	$2.17

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Auto	1.28%
Basic Industry	0.26%
Capital Goods	1.33%
Consumer Cyclical	1.96%
Consumer Discretionary	0.52%
Consumer Services	4.07%
Consumer Staples	2.02%
Energy	13.80%
Financial Services	30.22%
Health Care	5.62%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Integrated Oils	2.75%
Materials & Processing	4.86%
Municipal	0.56%
Producer Durables	3.84%
Technology	5.13%
Telecommunications	3.97%
Transportation	3.28%
U.S. Government	0.44%
Utilities	10.27%
Repurchase Agreement	3.82%
Total	100.00%

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,020.70	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class C
Actual	$1,000.00	$1,018.70	$7.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.24
Class F
Actual	$1,000.00	$1,021.20	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class F3
Actual	$1,000.00	$1,022.10	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class I
Actual	$1,000.00	$1,021.70	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
Class R2
Actual	$1,000.00	$1,018.80	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.09
Class R3
Actual	$1,000.00	$1,019.20	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$5.59
Class R4
Actual	$1,000.00	$1,020.50	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class R5
Actual	$1,000.00	$1,021.80	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13
Class R6
Actual	$1,000.00	$1,022.00	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.81% for Class A, 1.44% for Class C, 0.71% for Class F, 0.54% for Class F3, 0.61% for Class I, 1.21% for Class R2, 1.11% for Class R3, 0.86% for Class R4, 0.62% for Class R5 and 0.53% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Aerospace	3.79%
Chemicals	1.77%
Consumer Durables	1.06%
Consumer Non-Durables	1.59%
Energy	3.21%
Financial Services	12.23%
Food and Drug	2.01%
Food/Tobacco	4.21%
Forest Products	2.48%
Gaming/Leisure	5.23%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Healthcare	13.10%
Housing	1.73%
Information Technology	11.49%
Manufacturing	5.99%
Metals/Minerals	1.72%
Retail	4.75%
Telecommunications	13.30%
Transportation	3.59%
Utilities	3.95%
Repurchase Agreement	2.80%
Total	100.00%

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,052.70	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.48
Class C
Actual	$1,000.00	$1,049.60	$7.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.35	$7.64
Class F
Actual	$1,000.00	$1,053.20	$4.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class F3
Actual	$1,000.00	$1,055.60	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class I
Actual	$1,000.00	$1,053.60	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class P
Actual	$1,000.00	$1,051.10	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R2
Actual	$1,000.00	$1,050.60	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.49
Class R3
Actual	$1,000.00	$1,051.10	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.99
Class R4
Actual	$1,000.00	$1,054.00	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73
Class R5
Actual	$1,000.00	$1,055.20	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class R6
Actual	$1,000.00	$1,055.60	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.89% for Class A, 1.52% for Class C, 0.79% for Class F, 0.60% for Class F3, 0.69% for Class I, 1.16% for Class P, 1.29% for Class R2, 1.19% for Class R3, 0.94% for Class R4, 0.69% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Automotive	0.80%
Banking	0.45%
Basic Industry	1.66%
Capital Goods	0.56%
Consumer Services	4.65%
Consumer Cyclicals	0.97%
Consumer Discretionary	18.08%
Consumer Goods	0.61%
Consumer Services	0.25%
Consumer Staples	3.04%
Energy	14.07%
Financial Services	8.01%
Foreign Government	0.73%
Healthcare	10.30%
Industrials	8.12%
Information Technology	4.10%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Insurance	0.11%
Leisure	0.88%
Materials	6.36%
Media	2.34%
Mortgage-Backed	0.01%
Municipals	0.20%
Producer Durables	0.10%
Real Estate	0.93%
Retail	1.39%
Services	1.19%
Technology	2.56%
Telecommunications	0.71%
Transportation	0.74%
Utilities	4.20%
Repurchase Agreement	1.88%
Total	100.00%

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,074.60	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.14	$3.83
Class C
Actual	$1,000.00	$1,070.90	$7.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class F
Actual	$1,000.00	$1,071.10	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.33
Class F3
Actual	$1,000.00	$1,076.10	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37
Class I
Actual	$1,000.00	$1,075.60	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class R2
Actual	$1,000.00	$1,071.90	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R3
Actual	$1,000.00	$1,072.80	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class R4
Actual	$1,000.00	$1,074.40	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class R5
Actual	$1,000.00	$1,071.70	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class R6
Actual	$1,000.00	$1,076.10	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.76% for Class A, 1.38% for Class C, 0.66% for Class F, 0.47% for Class F3, 0.56% for Class I, 1.16% for Class R2, 1.06% for Class R3, 0.81% for Class R4, 0.56% for Class R5 and 0.47% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Auto	3.77%
Basic Industry	0.82%
Capital Goods	1.08%
Consumer Cyclical	2.48%
Consumer Discretionary	0.98%
Consumer Services	3.18%
Consumer Staples	3.39%
Energy	13.53%
Financial Services	29.79%
Foreign Government	0.54%
Health Care	4.71%
Industrials	0.17%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Integrated Oils	1.11%
Manufacturing	0.08%
Materials & Processing	5.96%
Municipal	0.56%
Producer Durables	4.00%
Technology	6.17%
Telecommunications	3.04%
Transportation	1.90%
U.S. Government	3.52%
Utilities	7.10%
Repurchase Agreement	2.12%
Total	100.00%

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,007.90	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$1,004.70	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.69
Class F
Actual	$1,000.00	$1,008.40	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3
Actual	$1,000.00	$1,009.30	$2.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.07
Class I
Actual	$1,000.00	$1,008.90	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R2
Actual	$1,000.00	$1,005.90	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$1,006.40	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$1,007.70	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$1,008.90	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6
Actual	$1,000.00	$1,009.30	$2.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.33% for Class C, 0.58% for Class F, 0.41% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.41% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Auto	2.43%
Basic Industry	0.29%
Capital Goods	1.15%
Consumer Cyclical	0.93%
Consumer Discretionary	0.65%
Consumer Services	1.25%
Consumer Staples	0.33%
Energy	7.77%
Financial Services	63.42%
Foreign Government	0.54%
Health Care	2.15%
Integrated Oils	0.53%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	4.68%
Municipal	0.07%
Other	0.15%
Producer Durables	2.55%
Technology	3.30%
Telecommunications	0.86%
Transportation	1.09%
U.S. Government	1.54%
Undefined	0.03%
Utilities	2.33%
Repurchase Agreement	1.96%
Total	100.00%

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,030.30	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$1,026.80	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class F
Actual	$1,000.00	$1,030.80	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class F3*
Actual	$1,000.00	$1,031.70	$1.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72
Class I
Actual	$1,000.00	$1,032.30	$2.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R2
Actual	$1,000.00	$1,028.30	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.89
Class R3
Actual	$1,000.00	$1,028.80	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R4
Actual	$1,000.00	$1,030.10	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class R5
Actual	$1,000.00	$1,031.40	$2.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R6*
Actual	$1,000.00	$1,031.70	$1.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.30% for Class C, 0.50% for Class F, 0.34% for Class F3, 0.40% for Class I, 0.97% for Class R2, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.34% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.38% for Classes, F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class F3	$1.92	$1.92
Class R6	$1.92	$1.92

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Auto	2.01%
Basic Industry	0.27%
Capital Goods	0.85%
Consumer Cyclical	0.44%
Consumer Discretionary	0.37%
Consumer Services	1.01%
Consumer Staples	0.22%
Energy	4.91%
Financial Services	59.10%
Foreign Government	1.21%
Healthcare	0.59%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Integrated Oils	0.29%
Materials & Processing	2.47%
Municipal	0.03%
Producer Durables	1.41%
Technology	2.98%
Telecommunications	0.93%
Transportation	0.63%
U.S. Government	1.62%
Utilities	16.48%
Repurchase Agreement	2.18%
Total	100.00%

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,034.00	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class C
Actual	$1,000.00	$1,030.70	$6.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class F
Actual	$1,000.00	$1,034.50	$2.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class F3
Actual	$1,000.00	$1,037.80	$1.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61
Class I
Actual	$1,000.00	$1,035.00	$1.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R2
Actual	$1,000.00	$1,032.00	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R3
Actual	$1,000.00	$1,032.50	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class R4
Actual	$1,000.00	$1,033.70	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class R5
Actual	$1,000.00	$1,035.10	$1.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R6
Actual	$1,000.00	$1,035.40	$1.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.20% for Class C, 0.48% for Class F, 0.32% for Class F3, 0.38% for Class I, 0.98% for Class R2, 0.88% for Class R3, 0.63% for Class R4, 0.38% for Class R5 and 0.32% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Aerospace	0.45%
Auto	2.12%
Basic Industry	0.32%
Capital Goods	1.15%
Computer Software	0.04%
Consumer Cyclical	0.81%
Consumer Discretionary	0.76%
Consumer Services	1.22%
Consumer Staples	0.48%
Energy	7.07%
Financial Services	65.04%
Foreign Government	0.76%
Gaming/Leisure	0.10%
Health Care	1.89%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Information Technology	0.04%
Integrated Oils	0.49%
Machinery	0.16%
Materials & Processing	3.66%
Municipal	0.10%
Other	0.03%
Producer Durables	1.91%
Retail	0.03%
Technology	3.37%
Telecommunications	0.66%
Transportation	0.90%
U.S. Government	3.62%
Utilities	2.00%
Repurchase Agreement	0.82%
Total	100.00%

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A
Actual	$1,000.00	$1,061.80	$3.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class C
Actual	$1,000.00	$1,058.60	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.44
Class F
Actual	$1,000.00	$1,062.30	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87
Class F3
Actual	$1,000.00	$1,062.30	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.09	$1.87
Class I
Actual	$1,000.00	$1,062.90	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.79	$2.17
Class P
Actual	$1,000.00	$1,060.30	$4.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class R2
Actual	$1,000.00	$1,058.70	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.39
Class R3
Actual	$1,000.00	$1,059.20	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.89
Class R4
Actual	$1,000.00	$1,061.50	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class R5
Actual	$1,000.00	$1,062.80	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37
Class R6
Actual	$1,000.00	$1,063.30	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.09	$1.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.67% for Class A, 1.28% for Class C, 0.57% for Class F, 0.37% for Class F3, 0.43% for Class I, 0.92% for Class P, 1.07% for Class R2, 0.97% for Class R3, 0.72% for Class R4, 0.47% for Class R5 and 0.37% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Auto	0.76%
Basic Industry	0.07%
Capital Goods	0.34%
Consumer Cyclical	0.45%
Consumer Discretionary	0.11%
Consumer Services	1.30%
Consumer Staples	0.61%
Energy	2.12%
Financial Services	30.28%
Foreign Government	2.49%
Health Care	0.59%
Industrials	0.12%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Integrated Oils	0.64%
Materials	0.07%
Materials & Processing	1.73%
Municipal	0.14%
Other	0.01%
Producer Durables	0.80%
Technology	1.07%
Telecommunications	0.29%
Transportation	0.16%
U.S. Government	52.06%
Utilities	1.56%
Repurchase Agreement	2.23%
Total	100.00%

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			12/1/18 –
	12/1/18	5/31/19	5/31/19
Class A*
Actual	$1,000.00	$1,016.10	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07
Class F*
Actual	$1,000.00	$1,015.30	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82
Class F3*
Actual	$1,000.00	$1,016.00	$1.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.78	$1.16
Class I*
Actual	$1,000.00	$1,016.80	$1.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.31
Class R5*
Actual	$1,000.00	$1,015.90	$1.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.64	$1.31
Class R6*
Actual	$1,000.00	$1,015.90	$1.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.78	$1.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.41% for Class A, 0.36% for Class F, 0.23% for Class F3, 0.26% for Class I, 0.26% for Class R5 and 0.23% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.42% for Class A, 0.37% for Class F, 0.27% for Classes I and R5 and 0.22% for Classes, F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$2.11	$2.12
Class F	$1.86	$1.87
Class F3	$1.11	$1.11
Class I	$1.36	$1.36
Class R5	$1.36	$1.36
Class R6	$1.11	$1.11

Portfolio Holdings Presented by Sector

May 31, 2019

Sector*	%**
Auto	5.10%
Capital Goods	1.26%
Consumer Cyclical	3.72%
Consumer Services	1.01%
Consumer Staples	3.06%
Energy	9.91%
Financial Services	56.45%
Health Care	3.36%
Integrated Oil	0.22%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Materials & Processing	4.27%
Producer Durables	4.33%
Technology	2.01%
Telecommunications	0.67%
Transportation	0.06%
U.S. Government	1.97%
Utilities	2.19%
Repurchase Agreement	0.41%
Total	100.00%

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2019

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 97.83%

COMMON STOCKS 15.19%

Aerospace/Defense 0.78%
HEICO Corp.		31	$3,802,727
Teledyne Technologies, Inc.*		7	1,756,239
Total			5,558,966

Auto Parts & Equipment 0.39%
Monro, Inc.		35	2,757,328

Banking 1.11%
Bank of America Corp.		87	2,314,200
First Financial Bankshares, Inc.		49	2,776,340
First Republic Bank		29	2,813,580
Total			7,904,120

Beverages 0.30%
Becle SAB de CV(a)	MXN	1,489	2,173,737

Building & Construction 0.45%
NVR, Inc.*		1	3,188,764

Building Materials 0.40%
DR Horton, Inc.		67	2,864,920

Diversified Capital Goods 0.70%
Dover Corp.		20	1,775,861
Exponent, Inc.		57	3,222,371
Total			4,998,232

Electronics 1.10%
Nintendo Co., Ltd.(a)	JPY	11	3,971,223
Roku, Inc.*		43	3,887,200
Total			7,858,423

Food: Wholesale 0.23%
Beyond Meat, Inc.*		16	1,665,920

Health Services 0.41%
Guardant Health, Inc.*		38	2,914,444

Hotels 0.44%
Wingstop, Inc.		40	3,171,662

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2019

Investments	Shares (000)			Fair Value
Integrated Energy 0.56%
First Solar, Inc.*		69		$4,015,439

Machinery 0.45%
Kornit Digital Ltd. (Israel)*(b)		115		3,253,301

Medical Products 0.91%
DENTSPLY SIRONA, Inc.		66		3,557,359
Tandem Diabetes Care, Inc.*		43		2,948,080
Total				6,505,439

Personal & Household Products 0.44%
Unilever NV CVA(a)	EUR	52		3,137,583

Pharmaceuticals 0.92%
GW Pharmaceuticals plc ADR*		18		3,119,533
Sage Therapeutics, Inc.*		20		3,420,728
Total				6,540,261

Recreation & Travel 0.41%
Planet Fitness, Inc. Class A*		38		2,905,860

Software/Services 2.64%
Euronet Worldwide, Inc.*		–	(c)	27
Fastly, Inc. Class A*		130		2,704,000
Jumia Technologies AG ADR*		195		5,182,914
MSCI, Inc.		17		3,636,105
Shopify, Inc. Class A (Canada)*(b)		10		2,735,805
Trade Desk, Inc. (The) Class A*		13		2,600,236
Zscaler, Inc.*		29		1,990,270
Total				18,849,357

Specialty Retail 0.83%
Ollie’s Bargain Outlet Holdings, Inc.*		23		2,270,560
Puma SE(a)	EUR	6		3,637,136
Total				5,907,696

Support: Services 0.96%
Bright Horizons Family Solutions, Inc.*		24		3,247,363
Genpact Ltd.		100		3,615,000
Total				6,862,363

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2019

Investments			Shares (000)		Fair Value
Telecommunications: Wireless 0.76%
American Tower Corp.				26	$5,441,173
Total Common Stocks (cost $95,826,865)					108,474,988

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 72.53%

Aerospace/Defense 0.91%
Safran SA(a)	Zero Coupon	6/21/2023	EUR	3,781	6,471,978

Building Materials 0.98%
Patrick Industries, Inc.	1.00%	2/1/2023		$8,056	7,001,068

Cable & Satellite Television 2.84%
DISH Network Corp.	3.375%	8/15/2026		21,992	20,262,965

Diversified Capital Goods 3.36%
Fortive Corp.†	0.875%	2/15/2022		23,678	24,023,812

Electronics 8.84%
Advanced Micro Devices, Inc.	2.125%	9/1/2026		3,976	13,955,944
Enphase Energy, Inc.†	1.00%	6/1/2024		5,700	5,756,224
Inphi Corp.	1.125%	12/1/2020		4,630	5,698,773
Microchip Technology, Inc.	1.625%	2/15/2025		14,210	23,044,376
Novellus Systems, Inc.	2.625%	5/15/2041		1,261	6,786,968
ON Semiconductor Corp.	1.625%	10/15/2023		1,985	2,259,608
Teradyne, Inc.	1.25%	12/15/2023		3,806	5,599,140
Total					63,101,033

Energy: Exploration & Production 4.33%
Tesla Energy Operations, Inc.	1.625%	11/1/2019		33,056	30,921,023

Gas Distribution 1.18%
Cheniere Energy, Inc.	4.25%	3/15/2045		10,899	8,446,725

Health Services 0.65%
Insmed, Inc.	1.75%	1/15/2025		4,952	4,671,588

Hotels 1.93%
Caesars Entertainment Corp.	5.00%	10/1/2024		4,782	6,795,981
Huazhu Group Ltd. (China)(b)	0.375%	11/1/2022		6,851	6,964,776
Total					13,760,757

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery 0.85%
Chart Industries, Inc.†	1.00%	11/15/2024		$4,256	$6,083,420

Media: Diversified 1.04%
IAC FinanceCo, Inc.†	0.875%	10/1/2022		4,834	7,398,266

Medical Products 3.67%
CONMED Corp.†	2.625%	2/1/2024		7,940	8,676,540
Insulet Corp.	1.375%	11/15/2024		6,200	8,292,369
Wright Medical Group NV (Netherlands)(b)	2.25%	11/15/2021		6,104	9,260,303
Total					26,229,212

Pharmaceuticals 2.12%
Aurora Cannabis, Inc. (Canada)†(b)	5.50%	2/28/2024		2,133	2,516,940
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	3,365	3,373,465
Exact Sciences Corp.	1.00%	1/15/2025		$3,853	6,041,811
Incyte Corp. Ltd.	1.25%	11/15/2020		2,035	3,186,697
Total					15,118,913

Real Estate Development & Management 0.83%
IIP Operating Partnership LP†	3.75%	2/21/2024		4,520	5,903,432

Real Estate Investment Trusts 2.47%
Starwood Property Trust, Inc.	4.375%	4/1/2023		14,948	15,013,397
VEREIT, Inc.	3.75%	12/15/2020		2,593	2,597,906
Total					17,611,303

Software/Services 16.65%
Alteryx, Inc.†	0.50%	6/1/2023		2,038	4,194,601
Atlassian, Inc.	0.625%	5/1/2023		5,330	8,747,559
Ctrip.com International Ltd. (China)(b)	1.00%	7/1/2020		10,425	10,172,090
DocuSign, Inc.†	0.50%	9/15/2023		5,497	5,875,274
Euronet Worldwide, Inc.†	0.75%	3/15/2049		10,655	12,334,452
Everbridge, Inc.	1.50%	11/1/2022		2,095	4,966,335
FireEye, Inc.	1.625%	6/1/2035		32,626	30,748,328
Five9, Inc.	0.125%	5/1/2023		3,953	5,481,625
MercadoLibre, Inc. (Argentina)†(b)	2.00%	8/15/2028		5,071	7,406,829
MongoDB, Inc.†	0.75%	6/15/2024		3,090	6,572,044
Okta, Inc.	0.25%	2/15/2023		2,635	6,330,653
Twilio, Inc.	0.25%	6/1/2023		4,031	7,883,124
Workday, Inc.	1.50%	7/15/2020		3,270	8,199,970
Total					118,912,884

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail 2.26%
Archer Obligations SA(a)	Zero Coupon		3/31/2023	EUR	2,900	$4,131,828
Etsy, Inc.	Zero Coupon		3/1/2023		$1,370	2,512,734
Wayfair, Inc.†	1.125%		11/1/2024		6,635	9,503,544
Total						16,148,106

Support: Services 3.67%
Chegg, Inc.†	0.125%		3/15/2025		9,099	8,896,695
Chegg, Inc.	0.25%		5/15/2023		1,507	2,257,674
FTI Consulting, Inc.†	2.00%		8/15/2023		8,306	8,877,038
ServiceNow, Inc.	Zero Coupon		6/1/2022		3,125	6,158,051
Total						26,189,458

Technology Hardware & Equipment 6.93%
NXP Semiconductors NV (Netherlands)(b)	1.00%		12/1/2019		5,482	5,625,903
SunPower Corp.	0.875%		6/1/2021		8,064	6,924,960
SunPower Corp.	4.00%		1/15/2023		34,500	28,829,062
Western Digital Corp.†	1.50%		2/1/2024		9,478	8,129,840
Total						49,509,765

Telecommunications: Satellite 0.55%
Intelsat SA (Luxembourg)†(b)	4.50%		6/15/2025		3,000	3,940,363

Telecommunications: Wireline Integrated & Services 0.60%
GDS Holdings Ltd. (China)†(b)	2.00%		6/1/2025		4,724	4,265,539

Theaters & Entertainment 1.44%
Live Nation Entertainment, Inc.	2.50%		3/15/2023		9,090	10,284,861

Tobacco 0.47%
Vector Group Ltd.	1.75%	#	4/15/2020		3,319	3,394,503

Transportation: Infrastructure/Services 3.96%
DHT Holdings, Inc.†	4.50%		8/15/2021		5,545	5,962,456
Scorpio Tankers, Inc. (Monaco)†(b)	2.375%		7/1/2019		12,643	12,640,315
Scorpio Tankers, Inc. (Monaco)(b)	3.00%		5/15/2022		9,989	9,696,576
Total						28,299,347
Total Convertible Bonds (cost $494,344,538)						517,950,321

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2019

Investments	Dividend Rate		Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 10.05%

Banking 3.95%
Wells Fargo & Co.	7.50%		21	$28,181,425

Electric: Integrated 1.57%
NextEra Energy, Inc.	6.123%		178	11,183,648

Medical Products 2.44%
Danaher Corp.	4.75%		17	17,464,063

Real Estate Investment Trusts 2.09%
Crown Castle International Corp.	6.875%		13	14,968,529
Total Convertible Preferred Stocks (cost $69,217,321)				71,797,665

	Interest Rate	Maturity Date	Principal Amount (000)

CORPORATE BONDS 0.06%

Auto Parts & Equipment
Tenneco, Inc. (cost $426,276)	5.00%	7/15/2026	$504	384,930
Total Long-Term Investments (cost $659,815,000)				698,607,904

SHORT-TERM INVESTMENT 1.90%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $13,545,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $13,858,864; proceeds: $13,588,366 (cost $13,586,724)			13,587	13,586,724
Total Investments in Securities 99.73% (cost $673,401,724)				712,194,628
Cash, Foreign Cash and Other Assets in Excess Liabilities(d) 0.27%				1,948,099
Net Assets 100.00%				$714,142,727

ADR	American Depositary Receipt.
CAD	Canadian dollar.
EUR	euro.
JPY	Japanese yen.
MXN	Mexican peso.

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2019

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Amount represents less than 1,000 shares.
(d)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Goldman Sachs	6/5/2019	5,961,000	$4,484,367	$4,410,534	$73,833
euro	Sell	Bank of America	6/7/2019	2,420,000	2,710,990	2,704,166	6,824
euro	Sell	J.P. Morgan	6/7/2019	2,573,000	2,928,818	2,875,132	53,686
euro	Sell	J.P. Morgan	6/7/2019	1,131,000	1,277,150	1,263,807	13,343
euro	Sell	State Street Bank and Trust	6/7/2019	5,205,000	5,870,151	5,816,193	53,958
euro	Sell	State Street Bank and Trust	6/7/2019	783,000	882,513	874,943	7,570
euro	Sell	Toronto Dominion Bank	6/7/2019	2,856,000	3,241,577	3,191,363	50,214
euro	Sell	Toronto Dominion Bank	6/7/2019	1,750,000	1,972,000	1,955,492	16,508
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$275,936

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	State Street Bank and Trust	6/5/2019	278,000	$207,223	$205,692	$(1,531)
Canadian dollar	Buy	UBS AG	6/5/2019	734,000	548,103	543,085	(5,018)
euro	Buy	State Street Bank and Trust	6/7/2019	426,000	479,368	476,023	(3,345)
euro	Buy	State Street Bank and Trust	6/7/2019	325,000	365,562	363,163	(2,399)
Japanese yen	Sell	Morgan Stanley	6/27/2019	332,000,000	3,022,434	3,069,416	(46,982)
Japanese yen	Sell	Standard Chartered Bank	6/27/2019	102,474,000	938,292	947,396	(9,104)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(68,379)

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Electronics	$3,887,200	$3,971,223	$–	$7,858,423
Personal & Household Products	–	3,137,583	–	3,137,583
Remaining Industries	97,478,982	–	–	97,478,982
Convertible Bonds	–	517,950,321	–	517,950,321
Convertible Preferred Stocks
Banking(3)	–	28,181,425	–	28,181,425
Electric: Integrated(3)	–	11,183,648	–	11,183,648
Medical Products	17,464,063	–	–	17,464,063
Real Estate Investment Trusts	14,968,529	–	–	14,968,529
Corporate Bonds	–	384,930	–	384,930
Short-Term Investments
Repurchase Agreement	–	13,586,724	–	13,586,724
Total	$133,798,774	$578,395,854	$–	$712,194,628

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$275,936	$–	$275,936
Liabilities	–	(68,379)	–	(68,379)
Total	$–	$207,557	$–	$207,557

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $27,681,563 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(t)) on May 31, 2019.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 133.11%

ASSET-BACKED SECURITIES 24.56%

Automobiles 13.08%
Ally Auto Receivables Trust 2016-1 B	1.99%		3/15/2021	$3,965	$3,957,312
Ally Auto Receivables Trust 2017-5 A2	1.81%		6/15/2020	13	12,754
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%		5/12/2022	505	510,647
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%		12/13/2021	2,164	2,170,211
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	2,151	2,160,127
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%		6/8/2021	2,619	2,622,862
AmeriCredit Automobile Receivables Trust 2016-2 B	2.21%		5/10/2021	1,528	1,527,447
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	1,664	1,677,931
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	21	21,006
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	684	682,681
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%		11/18/2021	4,654	4,660,120
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	1,477	1,480,287
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.691% (1 Mo. LIBOR + .25%	)#	1/18/2022	1,477	1,476,909
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	1,803	1,809,971
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.701% (1 Mo. LIBOR + .26%	)#	6/20/2022	1,993	1,993,971
Avis Budget Rental Car Funding AESOP LLC 2014-1A A	2.46%		7/20/2020	485	484,541
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	2,024	2,030,822
BMW Vehicle Owner Trust 2018-A A2A	2.09%		11/25/2020	1,429	1,427,712
California Republic Auto Receivables Trust 2015-1 A4	1.82%		9/15/2020	16	15,701
California Republic Auto Receivables Trust 2015-3 B	2.70%		9/15/2021	419	418,653
California Republic Auto Receivables Trust 2016-2 B	2.52%		5/16/2022	811	809,702

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	$461	$460,334
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	573,699
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	1,775	1,775,422
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	2,191	2,239,649
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	3,901	3,909,743
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	1,442	1,463,351
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	420	418,909
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	2,096	2,100,366
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	108	107,570
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	2,051	2,044,974
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	926	922,058
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	2,057	2,046,307
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	673	673,118
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	373,052
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	566,067
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	196	196,159
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	742	741,922
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	979,776
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	1,075	1,075,304
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	688	692,834
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	3,100	3,106,971
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	33	33,349
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	742	742,292
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	659,741
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,772	1,834,560
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	628	627,795
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	4,111	4,149,668
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,164,025
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	219	219,714
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	5,337	5,513,490
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	1,345	1,345,132
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	818	821,031
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	1,949	1,977,986
Drive Auto Receivables Trust 2018-4 A2A	2.78%	10/15/2020	2	2,065
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	2,977	2,979,095

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	$1,330	$1,330,634
Drive Auto Receivables Trust 2018-5 A2B	2.76% (1 Mo. LIBOR + .32%	)#	7/15/2021	1,090	1,090,571
Drive Auto Receivables Trust 2019-2 A2A	2.93%		3/15/2022	3,165	3,170,374
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%		7/20/2022	492	490,560
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%		10/20/2023	799	801,494
First Investors Auto Owner Trust 2017-2A A1†	1.86%		10/15/2021	398	397,259
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	1,339	1,338,134
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	1,351	1,357,785
Flagship Credit Auto Trust 2017-2 A†	1.85%		7/15/2021	226	226,170
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	374	373,185
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	745	743,605
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	636	634,142
Flagship Credit Auto Trust 2018-1 A†	2.59%		6/15/2022	1,081	1,080,116
Flagship Credit Auto Trust 2018-3 A†	3.07%		2/15/2023	3,379	3,392,845
Flagship Credit Auto Trust 2018-3 B†	3.59%		12/16/2024	1,407	1,433,776
Ford Credit Auto Lease Trust 2017-B A2A	1.80%		6/15/2020	259	258,897
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	5,555	5,548,431
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	256	255,552
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	312	312,617
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	801	800,498
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	1,890	1,900,843
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	937	952,330
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%		8/15/2023	442	450,931
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%		9/16/2020	337	337,276
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%		4/15/2020	30	29,950
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%		9/20/2021	4,296	4,310,226
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%		3/16/2020	506	506,048
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	750	749,454
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%		12/15/2020	4,357	4,365,541
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	350	348,379
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%		10/15/2020	368	366,956
Santander Drive Auto Receivables Trust 2014-5 E	4.23%		4/15/2022	2,800	2,802,801

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2015-2 D	3.02%		4/15/2021	$1,562	$1,562,862
Santander Drive Auto Receivables Trust 2015-2 E†	4.02%		9/15/2022	4,067	4,083,198
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	692	692,018
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%		11/15/2022	6,410	6,471,547
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	178	177,845
Santander Drive Auto Receivables Trust 2016-1 E	5.02%		6/15/2023	4,212	4,280,036
Santander Drive Auto Receivables Trust 2016-2 E	4.38%		9/15/2023	5,396	5,480,802
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	19	18,863
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	454	455,072
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%		3/15/2021	671	671,061
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	251	251,258
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	2,589	2,588,976
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	1,508	1,514,326
Wheels SPV 2 LLC 2018-1A A2†	3.06%		4/20/2027	1,029	1,033,111
World Omni Select Auto Trust 2018-1A A2†	3.24%		4/15/2022	2,260	2,267,608
Total					154,194,858

Credit Cards 4.19%
American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	3,208	3,196,461
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	1,787	1,786,158
Barclays Dryrock Issuance Trust 2017-2 A	2.74% (1 Mo. LIBOR + .30%	)#	5/15/2023	5,056	5,065,419
Cabela’s Credit Card Master Note Trust 2014-2 A	2.89% (1 Mo. LIBOR + .45%	)#	7/15/2022	1,538	1,538,383
Capital One Multi-Asset Execution Trust 2016-A3	1.34%		4/15/2022	1,927	1,926,146
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	2,375	2,369,164
Chase Issuance Trust 2012-A4	1.58%		8/15/2021	1,571	1,567,927
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	3,260	3,255,459
Citibank Credit Card Issuance Trust 2014-A6	2.15%		7/15/2021	1,867	1,866,085
Citibank Credit Card Issuance Trust 2017-A9	1.80%		9/20/2021	4,034	4,025,044
Discover Card Execution Note Trust 2012-A6	1.67%		1/18/2022	5,749	5,742,812
Discover Card Execution Note Trust 2014-A4	2.12%		12/15/2021	2,206	2,205,361
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	1,872	1,865,967
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%		9/15/2022	4,105	4,096,137
Genesis Sales Finance Master Trust Series 2019-AA A†	4.68%		8/20/2023	1,235	1,258,516
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%		9/15/2022	1,661	1,656,270
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	742,861

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	$3,031	$3,030,511
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	2,213	2,210,675
Total					49,405,356

Home Equity 0.13%
Towd Point Mortgage Trust 2019-HY2 A1†	3.43% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	1,486	1,499,739

Other 7.16%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	244	243,390
ALM VII Ltd. 2012-7A A1R†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/15/2028	571	572,023
Apidos CLO XVI 2013-16A CR†	5.592% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	500	500,658
Ares XXIX CLO Ltd. 2014-1A A1R†	3.778% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	1,138	1,138,664
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.949% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	300	300,105
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	179	179,055
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	506	505,136
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	380	379,641
Avery Point IV CLO Ltd. 2014-1A BR†	4.18% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	731	731,881
Avery Point VII CLO Ltd. 2015-7A A1†	4.097% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	2,694	2,695,645
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.842% (3 Mo. LIBOR + 1.25%	)#	1/20/2029	3,500	3,500,989
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.192% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	1,200	1,192,919
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	940	940,025
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	142	142,705
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	878	891,862
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020	3,395	3,400,368
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	2,634	2,652,780
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	1,486	1,486,772
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%		11/15/2030	1,373	1,466,627

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Galaxy XXI CLO Ltd. 2015-21A AR†	3.612% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	$485	$479,166
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.73% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	448	446,566
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	2,529	2,679,125
ICG US CLO Ltd. 2015-2A AR†	3.451% (3 Mo. LIBOR + .85%	)#	1/16/2028	2,795	2,779,365
Jamestown CLO VII Ltd. 2015-7A CR†	5.18% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	1,431	1,424,017
JFIN CLO Ltd. 2014-1A B1R†	4.042% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	2,500	2,500,122
KVK CLO Ltd. 2016-1A C†	5.747% (3 Mo. LIBOR + 3.15%	)#	1/15/2029	1,564	1,577,399
Madison Park Funding XXI Ltd. 2016-21A A1†	4.11% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	639	641,653
Massachusetts Educational Financing Authority 2008-1 A1	3.53% (3 Mo. LIBOR + ..95%	)#	4/25/2038	1,158	1,164,385
Mountain View CLO X Ltd. 2015-10A BR†	3.947% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,449	1,437,882
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,088	1,134,693
OHA Loan Funding Ltd. 2016-1A B1†	4.392% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	4,200	4,202,118
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	692	695,106
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	118,530
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	451	454,898
Orec Ltd. 2018-CRE1 A†	3.62% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,950	1,951,268
Palmer Square Loan Funding Ltd. 2017-1A B†	4.297% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	1,246	1,227,368
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.197% (3 Mo. LIBOR + .60%	)#	4/15/2026	2,184	2,175,651
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.647% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	946	926,780
Palmer Square Loan Funding Ltd. 2018-1A B†	3.997% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	716	691,051
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.442% (3 Mo. LIBOR + .85%	)#	1/20/2027	1,937	1,933,364
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.992% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	485	477,681
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.85% (3 Mo. LIBOR + ..27%	)#	4/25/2038	958	904,518
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,071,765

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Regatta VI Funding Ltd. 2016-1A CR†	4.642% (3 Mo. LIBOR + 2.05%	)#	7/20/2028	$929	$926,591
Riserva CLO Ltd. 2016-3A A†	4.061% (3 Mo. LIBOR + 1.46%	)#	10/18/2028	318	318,204
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	615	619,959
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,307	2,324,414
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	4,181	4,275,008
Shackleton CLO Ltd. 2016-9A B†	4.492% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	1,070	1,071,309
SLC Student Loan Trust 2008-1 A4A	4.211% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	3,516	3,592,882
SLM Private Education Loan Trust 2010-A 2A†	5.69% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	179	180,776
Sound Point CLO XII Ltd. 2016-2A CR†	5.192% (3 Mo. LIBOR + 2.60%	)#	10/20/2028	1,565	1,567,308
Sound Point CLO XV Ltd. 2017-1A C†	5.092% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	1,114	1,114,484
TCI-Symphony CLO Ltd. 2016-1A A†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/13/2029	338	338,864
Textainer Marine Containers VII Ltd. 2019-1A A†	4.30%		4/20/2044	1,269	1,304,542
Towd Point Asset Trust 2018-SL1 A†	3.077% (1 Mo. LIBOR + .60%	)#	1/25/2046	1,975	1,951,422
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.562% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	1,988	1,989,243
Tralee CLO III Ltd. 2014-3A AR†	3.622% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	3,556	3,553,363
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	850	856,424
WhiteHorse VIII Ltd. 2014-1A AR†	3.479% (3 Mo. LIBOR + .90%	)#	5/1/2026	2,472	2,467,584
Total					84,468,093
Total Asset-Backed Securities (cost $288,545,415)					289,568,046

CORPORATE BONDS 20.89%

Auto Parts: Original Equipment 0.04%
Aptiv plc (Ireland)(a)	4.35%		3/15/2029	455	470,251

Automotive 0.51%
Daimler Finance North America LLC†	3.75%		2/22/2028	1,675	1,718,076
General Motors Co.	6.60%		4/1/2036	4,111	4,314,381
Total					6,032,457

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 7.02%
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027	$1,290	$1,276,294
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	8,844	8,942,560
Bank of America Corp.	4.00%		1/22/2025	1,716	1,773,192
Bank of America Corp.	4.45%		3/3/2026	940	991,877
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	6,494	6,687,487
Citigroup, Inc.	4.45%		9/29/2027	1,374	1,438,790
Danske Bank A/S (Denmark)†(a)	4.375%		6/12/2028	452	450,052
Goldman Sachs Group, Inc. (The)	4.223%	#(b)	5/1/2029	708	736,323
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	2,064	2,602,488
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	1,452	1,469,253
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	10,212	10,547,188
Macquarie Group Ltd. (Australia)†(a)	4.654%	#(b)	3/27/2029	3,121	3,322,030
Morgan Stanley	3.625%		1/20/2027	2,438	2,485,561
Morgan Stanley	3.875%		1/27/2026	3,383	3,518,055
Morgan Stanley	4.00%		7/23/2025	4,848	5,073,937
Santander UK plc (United Kingdom)†(a)	5.00%		11/7/2023	575	598,036
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	2,280	2,824,398
Toronto-Dominion Bank (The) (Canada)(a)	3.625% (5 Yr. Swap + 2.21%	)#	9/15/2031	5,336	5,360,744
UBS AG (Switzerland)(a)	5.125%		5/15/2024	1,694	1,771,265
UBS AG/Stamford CT	7.625%		8/17/2022	2,826	3,124,892
Wells Fargo Bank NA	5.85%		2/1/2037	5,025	6,275,159
Wells Fargo Bank NA	6.60%		1/15/2038	1,583	2,132,197
Westpac Banking Corp. (Australia)†(a)	3.15%		1/16/2024	9,025	9,347,098
Total					82,748,876

Beverages 0.42%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	4,011	4,149,991
Becle SAB de CV (Mexico)†(a)	3.75%		5/13/2025	800	788,628
Total					4,938,619

Biotechnology Research & Production 0.22%
Gilead Sciences, Inc.	4.60%		9/1/2035	2,386	2,590,710

Business Services 0.06%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%		7/30/2027	704	692,086

Chemicals 0.16%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%		7/19/2022	1,270	1,274,509
Mexichem SAB de CV (Mexico)†(a)	4.875%		9/19/2022	550	572,281
Total					1,846,790

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.34%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	$1,950	$2,101,449
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,548	1,894,834
Total				3,996,283

Computer Software 0.25%
Oracle Corp.	6.125%	7/8/2039	2,238	2,950,652

Drugs 0.06%
Bayer Corp.†	6.65%	2/15/2028	629	720,664

Electric: Power 1.70%
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	3,137	3,099,195
Cleco Corporate Holdings LLC	4.973%	5/1/2046	824	880,024
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	1,988	2,525,564
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	581	748,282
Electricite de France SA (France)†(a)	5.00%	9/21/2048	2,976	3,206,977
Entergy Louisiana LLC	4.00%	3/15/2033	934	1,016,538
Entergy Texas, Inc.	4.00%	3/30/2029	1,212	1,284,134
Exelon Generation Co. LLC	5.60%	6/15/2042	1,421	1,550,864
Interstate Power & Light Co.	3.60%	4/1/2029	1,123	1,147,984
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	700	681,521
Ohio Edison Co.	8.25%	10/15/2038	1,762	2,717,195
Pennsylvania Electric Co.†(c)	3.60%	6/1/2029	1,182	1,195,539
Total				20,053,817

Electrical Equipment 0.38%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	1,933	1,917,408
Broadcom, Inc.†	3.625%	10/15/2024	2,643	2,601,894
Total				4,519,302

Financial Services 1.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.50%	1/15/2025	2,232	2,198,880
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.875%	1/23/2028	1,820	1,761,129
Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	379,374
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	754,855
Air Lease Corp.	3.625%	12/1/2027	2,790	2,695,942
GE Capital International Funding Co. Unlimited Co. (Ireland)(a)	4.418%	11/15/2035	4,476	4,263,053
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,164	1,207,424

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	$690	$639,120
SURA Asset Management SA (Columbia)†(a)	4.875%		4/17/2024	1,835	1,917,594
Total					15,817,371

Food 0.06%
Campbell Soup Co.	3.80%		8/2/2042	920	775,839

Health Care Services 0.05%
Universal Health Services, Inc.†	5.00%		6/1/2026	632	644,640

Insurance 0.60%
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	4,592	5,353,604
Willis North America, Inc.	7.00%		9/29/2019	1,675	1,695,689
Total					7,049,293

Leisure 0.39%
Carnival plc	7.875%		6/1/2027	1,230	1,597,350
Royal Caribbean Cruises Ltd.	3.70%		3/15/2028	3,023	2,980,535
Total					4,577,885

Machinery: Agricultural 0.36%
BAT Capital Corp.	3.557%		8/15/2027	2,114	2,034,771
Reynolds American, Inc.	5.70%		8/15/2035	2,066	2,193,383
Total					4,228,154

Machinery: Industrial/Specialty 0.27%
Nvent Finance Sarl (Luxembourg)(a)	4.55%		4/15/2028	3,150	3,190,414

Manufacturing 0.39%
General Electric Co.	2.945% (3 Mo. LIBOR + .38%	)#	5/5/2026	1,357	1,219,190
General Electric Co.	6.15%		8/7/2037	861	983,010
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	2.35%		10/15/2026	2,448	2,353,757
Total					4,555,957

Media 1.10%
Cox Communications, Inc.†	3.35%		9/15/2026	360	356,785
Cox Communications, Inc.†	8.375%		3/1/2039	3,714	5,024,535
Time Warner Cable LLC	7.30%		7/1/2038	2,885	3,383,830
Walt Disney Co. (The)†	7.75%		12/1/2045	720	1,172,599
Warner Media LLC	6.10%		7/15/2040	465	545,551

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Warner Media LLC	6.25%	3/29/2041	$2,130	$2,523,013
Total				13,006,313

Metals & Minerals: Miscellaneous 0.49%
Anglo American Capital plc (United Kingdom)†(a)	4.75%	4/10/2027	3,199	3,304,187
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	2,296	2,256,020
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	6.53%	11/15/2028	200	226,237
Total				5,786,444

Natural Gas 0.26%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	1,867,368
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	1,196	1,214,576
Total				3,081,944

Oil 1.62%
Apache Corp.	4.75%	4/15/2043	3,194	3,024,638
Eni SpA (Italy)†(a)	5.70%	10/1/2040	5,053	5,582,238
Equinor ASA (Norway)(a)	7.15%	11/15/2025	1,354	1,679,601
Kerr-McGee Corp.	7.875%	9/15/2031	1,678	2,257,585
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	2,600	2,440,100
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	2.875%	4/16/2024	1,950	1,939,463
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	1,603	2,204,167
Total				19,127,792

Oil: Crude Producers 0.38%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	770	816,720
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,810,073
Northern Natural Gas Co.†	4.30%	1/15/2049	771	823,195
Total				4,449,988

Oil: Integrated Domestic 0.93%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	2,559	2,512,947
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	3,522	3,226,509
Halliburton Co.	6.70%	9/15/2038	944	1,158,718
Halliburton Co.	7.45%	9/15/2039	2,112	2,776,141
Schlumberger Holdings Corp.†	4.30%	5/1/2029	1,211	1,260,172
Total				10,934,487

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.75%
EPR Properties	4.50%		6/1/2027	$2,718	$2,804,605
EPR Properties	4.75%		12/15/2026	888	931,318
EPR Properties	4.95%		4/15/2028	1,206	1,290,236
VEREIT Operating Partnership LP	4.875%		6/1/2026	3,574	3,798,641
Total					8,824,800

Telecommunications 0.09%
AT&T, Inc.	6.00%		8/15/2040	900	1,031,501

Transportation: Miscellaneous 0.46%
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	4,299	5,395,147

Utilities 0.19%
Aqua America, Inc.	3.566%		5/1/2029	2,156	2,203,027
Total Corporate Bonds (cost $238,396,639)					246,241,503

FOREIGN GOVERNMENT OBLIGATIONS 1.03%

Japan 0.96%
Japan Bank for International Corp. (Japan)(a)	2.125%		2/10/2025	6,352	6,271,411
Japan Bank for International Corp. (Japan)(a)	2.50%		5/23/2024	5,060	5,112,961
Total					11,384,372

Qatar 0.07%
State of Qatar†(a)	5.103%		4/23/2048	725	832,010
Total Foreign Government Obligations (cost $11,906,519)					12,216,382

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.63%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.251%	#(d)	2/25/2032	12,130	1,681,331
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	173	172,154
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(d)	2/16/2049	3,036	3,052,625
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(d)	2/16/2053	678	679,031
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,727	3,680,018
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	3,247	3,188,754
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,753	1,737,074
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,152	1,144,246
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,293	1,289,255
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,083	1,073,498
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,488	1,480,037
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,318,890)					19,178,023

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 36.37%
Federal Home Loan Mortgage Corp.	5.00%		4/1/2021 - 6/1/2026	$603	$621,755
Federal National Mortgage Assoc.(e)	3.50%		TBA	141,600	144,456,892
Federal National Mortgage Assoc.(e)	4.00%		TBA	134,900	139,231,555
Federal National Mortgage Assoc.(e)	4.50%		TBA	134,650	140,688,211
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2036	3,442	3,773,180
Federal National Mortgage Assoc.	6.50%		1/1/2036	29	34,739
Total Government Sponsored Enterprises Pass-Throughs (cost $425,725,004)					428,806,332

MUNICIPAL BOND 0.06%

Miscellaneous
Pennsylvania (cost $668,143)	5.35%		5/1/2030	650	667,192

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.54%
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.39% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,141	1,136,669
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.29% (1 Mo. LIBOR + .85%	)#	1/15/2033	893	888,880
BX Commercial Mortgage Trust 2018-BIOA A†	3.111% (1 Mo. LIBOR + .67%	)#	3/15/2037	4,127	4,116,266
BX Trust 2018-GW A†	3.24% (1 Mo. LIBOR + .80%	)#	5/15/2035	3,064	3,051,304
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.191%	#(d)	5/10/2047	17,356	854,639
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,532,394
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(d)	4/15/2049	709	610,840
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.129%	#(d)	8/10/2047	3,800	151,681
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.44%	#(d)	7/10/2050	620	661,417
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44%	#(d)	7/10/2050	1,138	1,170,068
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44%	#(d)	7/10/2050	1,471	1,353,654
CSAIL Commercial Mortgage Trust 2015-C2 C	4.203%	#(d)	6/15/2057	325	311,012
DBWF Mortgage Trust 2018-GLKS A†	3.471% (1 Mo. LIBOR + 1.03%	)#	11/19/2035	1,916	1,918,051
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(d)	12/15/2034	953	948,774

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.382% (1 Mo. LIBOR + .95%	)#	11/15/2035	$1,906	$1,904,898
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.39% (1 Mo. LIBOR + .95%	)#	7/15/2035	1,348	1,350,491
GS Mortgage Securities Trust 2015-GC32 C	4.41%	#(d)	7/10/2048	685	717,474
Hilton Orlando Trust 2018-ORL A†	3.21% (1 Mo. LIBOR + .77%	)#	12/15/2034	4,123	4,111,912
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,415,479
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(d)	8/5/2034	2,231	2,106,478
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.799%	#(d)	4/15/2047	2,589	61,378
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.303%	#(d)	4/15/2047	1,381	21,881
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269%	#(d)	7/15/2048	2,629	2,714,325
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.44% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	3,325	3,325,363
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.54% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	1,660	1,668,820
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.46% (1 Mo. LIBOR + 1.27%	)#	11/15/2020	1,026	1,027,924
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.417% (1 Mo. LIBOR + .95%	)#	7/5/2033	4,859	4,852,414
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(d)	9/25/2042	368	357,917
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(d)	1/5/2043	250	258,194
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.127%	#(d)	5/15/2048	2,000	1,839,203
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(d)	7/15/2048	2,139	2,185,238
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.876%	#(d)	1/15/2059	1,524	1,434,578
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.977%	#(d)	5/15/2047	7,973	304,722
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.575%	#(d)	5/15/2047	1,909	54,011
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.597%	#(d)	10/15/2057	22,970	580,720
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(d)	10/15/2057	36,416	493,979
Total Non-Agency Commercial Mortgage-Backed Securities (cost $51,776,088)					53,493,048

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 44.03%
U.S. Treasury Bill	Zero Coupon	7/2/2019	$250,886	$250,420,963
U.S. Treasury Bond	2.75%	11/15/2047	33,219	34,382,963
U.S. Treasury Bond	3.00%	2/15/2049	26,609	28,975,746
U.S. Treasury Inflation Indexed Note(f)	0.625%	4/15/2023	50,604	51,111,771
U.S. Treasury Note	2.00%	5/31/2024	12,820	12,870,078
U.S. Treasury Note	2.50%	1/31/2021	138,835	139,946,764
U.S. Treasury Note	2.875%	10/31/2020	1,375	1,390,173
Total U.S. Treasury Obligations (cost $513,054,846)				519,098,458
Total Long-Term Investments (cost $1,549,391,544)				1,569,268,984

SHORT-TERM INVESTMENTS 1.99%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $11,580,000 of U.S. Treasury Note at 2.25% due 03/31/2021; value: $11,652,502; proceeds: $11,420,921			11,420	11,419,542
Repurchase Agreement dated 05/31/2019, 2.45% due 6/01/2019 with Toronto Dominion Grand Cayman collateralized by $12,160,000 of U.S. Treasury Note at 2.25% due 03/31/2021; value: $12,227,299; proceeds: $12,002,450			12,000	12,000,000
Total Short-Term Investments (cost $23,419,542)				23,419,542
Total Investments in Securities 135.10% (cost $1,572,811,086)				1,592,688,526
Liabilities in Excess of Cash and Other Assets(g) (35.10%)				(413,807,195)
Net Assets 100.00%				$1,178,881,331

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on interest rate swaps and futures contracts as follows:

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2019

Centrally Cleared Interest Rate Swap Contracts at May 31, 2019:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.3497%	4/1/2021	$87,118,870	$87,638,288	$519,418

* Central clearinghouse: Chicago Mercantile Exchange (CME).

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	2.4045%	3-Month USD LIBOR Index	4/1/2029	$19,000,000	$18,454,609	$(545,391)

* Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2019	323	Long	$69,316,256	$69,339,016	$22,760
U.S. 5-Year Treasury Note	September 2019	1,438	Long	167,894,298	168,774,016	879,718
U.S. 10-Year Treasury Note	September 2019	370	Long	50,034,156	50,522,344	488,188
U.S. Long Bond	September 2019	134	Long	20,426,862	20,598,313	171,451
U.S. Ultra Treasury Bond	September 2019	3	Long	520,201	527,344	7,143
Total Unrealized Appreciation on Open Futures Contracts						$1,569,260

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$289,568,046	$–	$289,568,046
Corporate Bonds	–	246,241,503	–	246,241,503
Foreign Government Obligations	–	12,216,382	–	12,216,382
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	19,178,023	–	19,178,023
Government Sponsored Enterprises Pass-Throughs	–	428,771,593	34,739	428,806,332
Municipal Bond	–	667,192	–	667,192
Non-Agency Commercial Mortgage-Backed Securities	–	53,493,048	–	53,493,048
U.S. Treasury Obligations	–	519,098,458	–	519,098,458
Short-Term Investments
Repurchase Agreements	–	23,419,542	–	23,419,542
Total	$–	$1,592,653,787	$34,739	$1,592,688,526

Other Financial Instruments
Centrally Cleared
Interest Rate Swap Contracts
Assets	$–	$519,418	$–	$519,418
Liabilities	–	(545,391)	–	(545,391)
Futures Contracts
Assets	1,569,260	–	–	1,569,260
Liabilities	–	–	–	–
Total	$1,569,260	$(25,973)	$–	$1,543,287

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Government Sponsored Enterprises Pass-Throughs
Balance as of December 1, 2018	$–
Accrued Discounts (Premiums)	(9)
Realized Gain (Loss)	(44)
Change in Unrealized Appreciation (Depreciation)	1,115
Purchases	–
Sales	(2,575)
Transfers into Level 3	36,252
Transfers out of Level 3	–
Balance as of May 31, 2019	$34,739
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$1,115

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 110.52%

ASSET-BACKED SECURITIES 18.28%

Automobiles 7.45%
ACC Trust 2018-1 A†	3.70%		12/21/2020	$31		$30,652
ACC Trust 2018-1 B†	4.82%		5/20/2021	100		100,558
ACC Trust 2019-1 B†	4.47%		10/20/2022	100		102,250
Ally Auto Receivables Trust 2017-5 A2	1.81%		6/15/2020	–	(a)	126
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%		5/12/2022	84		84,974
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%		12/13/2021	26		26,097
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	97		97,412
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	16		16,134
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	–	(a)	200
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	7		6,987
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	18		18,141
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.691% (1 Mo. LIBOR + .25%	)#	1/18/2022	18		18,099
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	49		49,165
BMW Vehicle Owner Trust 2018-A A2A	2.09%		11/25/2020	15		14,966
California Republic Auto Receivables Trust 2015-2 B	2.53%		6/15/2021	43		42,936
California Republic Auto Receivables Trust 2015-4 B†	3.73%		11/15/2021	25		25,144
California Republic Auto Receivables Trust 2016-2 B	2.52%		5/16/2022	8		7,987
California Republic Auto Receivables Trust 2017-1 A3	1.90%		3/15/2021	5		5,016
California Republic Auto Receivables Trust 2017-1 B	2.91%		12/15/2022	73		73,217
Capital Auto Receivables Asset Trust 2015-3 D	3.34%		3/22/2021	45		45,097
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	182		182,408
CarMax Auto Owner Trust 2018-3 A2A	2.88%		10/15/2021	38		38,352
Chesapeake Funding II LLC 2016-1A A1†	2.11%		3/15/2028	19		19,226
Chesapeake Funding II LLC 2016-2A A1†	1.88%		6/15/2028	41		41,204
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	53		52,659

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	$57		$56,481
CPS Auto Receivables Trust 2017-C D†	3.79%		6/15/2023	100		101,316
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	100		99,989
Credit Acceptance Auto Loan Trust 2017-3A C†	3.48%		10/15/2026	250		252,260
Drive Auto Receivables Trust 2015-BA E†	5.15%		8/15/2022	50		50,112
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	7		6,769
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	4		4,047
Drive Auto Receivables Trust 2017-1 D	3.84%		3/15/2023	93		94,027
Drive Auto Receivables Trust 2017-3 C	2.80%		7/15/2022	109		108,732
Drive Auto Receivables Trust 2017-3 D†	3.53%		12/15/2023	150		151,349
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	11		11,183
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	2		2,061
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	16		15,588
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	10		10,037
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	23		23,342
Drive Auto Receivables Trust 2018-4 A2A	2.78%		10/15/2020	–	(a)	25
Drive Auto Receivables Trust 2018-4 A3	3.04%		11/15/2021	35		35,025
Drive Auto Receivables Trust 2018-4 C	3.66%		11/15/2024	72		72,941
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	16		16,138
Drive Auto Receivables Trust 2018-5 A2B	2.76% (1 Mo. LIBOR + .32%	)#	7/15/2021	13		13,198
Drive Auto Receivables Trust 2019-2 A2A	2.93%		3/15/2022	76		76,129
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%		10/20/2023	83		83,229
Exeter Automobile Receivables Trust 2017-3A C†	3.68%		7/17/2023	130		132,260
Fifth Third Auto Trust 2019-1 A2A	2.66%		5/16/2022	112		112,414
Fifth Third Auto Trust 2019-1 A3	2.64%		12/15/2023	132		133,482
Fifth Third Auto Trust 2019-1 A4	2.69%		11/16/2026	28		28,457
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	14		13,991
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	16		16,393
First Investors Auto Owner Trust 2019-1A A†	2.89%		3/15/2024	83		83,091
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	4		3,683
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	10		9,981
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	7		7,374
Flagship Credit Auto Trust 2018-1 A†	2.59%		6/15/2022	12		11,711
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	100		99,882
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	16		15,974
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	36		36,337

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%		1/16/2024	$100		$103,977
GM Financial Automobile Leasing Trust 2017-3 A3	2.01%		11/20/2020	66		65,973
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%		6/21/2021	84		84,186
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%		3/21/2022	45		45,318
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%		4/15/2020	–	(a)	328
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%		9/20/2021	102		102,338
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%		3/16/2020	18		17,913
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	8		7,924
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%		12/15/2020	53		53,104
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	4		3,542
Santander Drive Auto Receivables Trust 2015-2 D	3.02%		4/15/2021	37		37,250
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	–	(a)	180
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	5		5,012
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	3		2,835
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	29		28,998
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	11		11,046
Westlake Automobile Receivables Trust 2018-2A C†	3.50%		1/16/2024	228		230,214
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	246		249,365
World Omni Select Auto Trust 2018-1A A2†	3.24%		4/15/2022	28		27,630
Total						4,165,148

Credit Cards 2.39%
American Express Credit Account Master Trust 2017-2 A	2.89% (1 Mo. LIBOR + .45%	)#	9/16/2024	71		71,077
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	100		102,011
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	100		99,953
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	28		27,931
Capital One Multi-Asset Execution Trust 2016-A7	2.95% (1 Mo. LIBOR + .51%	)#	9/16/2024	71		71,196
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	100		99,861
Discover Card Execution Note Trust 2014-A4	2.12%		12/15/2021	200		199,942
Discover Card Execution Note Trust 2019-A1	3.04%		7/15/2024	36		36,775
First National Master Note Trust 2018-1 A	2.90% (1 Mo. LIBOR + .46%	)#	10/15/2024	105		105,035
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%		9/15/2022	170		169,633
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%		8/20/2023	100		102,060
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	100		99,869

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Credit Cards (continued)
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%		9/15/2022		$100	$99,715
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023		29	28,995
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024		23	22,976
Total						1,337,029

Home Equity 0.18%
Towd Point Mortgage Trust 2019-HY2 A1†	3.43% (1 Mo. LIBOR + 1.00%	)#	5/25/2058		97	97,512

Other 8.26%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029		51	50,538
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		3	3,118
Avery Point VII CLO Ltd. 2015-7A A1†	4.097% (3 Mo. LIBOR + 1.50%	)#	1/15/2028		250	250,153
BDS Ltd. 2019-FL3 A†	3.832% (1 Mo. LIBOR + 1.40%	)#	12/15/2035		100	100,419
Benefit Street Partners CLO X Ltd. 2016-10A A1†	4.087% (3 Mo. LIBOR + 1.49%	)#	1/15/2029		250	250,356
Cent CLO Ltd. 2013-19A A1A†	3.912% (3 Mo. LIBOR + 1.33%	)#	10/29/2025		235	235,576
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051		134	137,650
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020		10	10,362
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		44	44,482
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020		41	40,843
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		40	40,285
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021		77	77,315
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	150	111,871	(c)
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		$75	76,826
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%		2/18/2025		110	112,531
Greywolf CLO IV Ltd. 2019-1A A2†	4.538% (3 Mo. LIBOR + 1.95%	)#	4/17/2030		250	250,133
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		28	29,511
Hilton Grand Vacations Trust 2018-AA A†	3.54%		2/25/2032		458	469,914
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		109	110,053
LMREC, Inc. 2019-CRE3 A†	3.764% (1 Mo. LIBOR + 1.40%	)#	12/22/2035		174	175,207	(c)
Newark BSL CLO 1 Ltd. 2016-1A A1	4.102%		12/21/2029		250	252,028
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023		100	102,466
OHA Loan Funding Ltd. 2016-1A B1†	4.392% (3 Mo. LIBOR + 1.80%	)#	1/20/2028		250	250,126

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	$100	$103,375
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	140	142,468
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	15	15,382
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	50	50,432
Orec Ltd. 2018-CRE1 A†	3.62% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	23	23,015
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.85% (3 Mo. LIBOR + .27%	)#	4/25/2038	41	38,754
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100	100,691
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	57	57,034
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	80	80,346
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	91	91,004
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	142	145,193
SLM Student Loan Trust 2007-3 A4	2.64% (3 Mo. LIBOR + .06%	)#	1/25/2022	96	93,105
SoFi Professional Loan Program LLC 2017-D A2FX†	2.65%		9/25/2040	143	143,706
Sound Point CLO XII Ltd. 2016-2A BR†	4.392% (3 Mo. LIBOR + 1.80%	)#	10/20/2028	250	250,467
Textainer Marine Containers VII Ltd. 2019-1A A†	4.30%		4/20/2044	99	102,077
Total					4,618,812
Total Asset-Backed Securities (cost $10,150,156)					10,218,501

CORPORATE BONDS 41.38%

Aerospace/Defense 0.40%
Embraer Netherlands Finance BV (Netherlands)(d)	5.05%		6/15/2025	41	43,307
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	51	53,933
TransDigm, Inc.	6.375%		6/15/2026	126	124,267
Total					221,507

Auto Parts: Original Equipment 0.06%
Aptiv plc (Ireland)(d)	4.35%		3/15/2029	35	36,173

Automotive 1.19%
BCD Acquisition, Inc.†	9.625%		9/15/2023	10	10,500
Ford Motor Co.	7.45%		7/16/2031	218	247,354
General Motors Co.	6.60%		4/1/2036	323	338,979
Tesla, Inc.†	5.30%		8/15/2025	80	65,502
Total					662,335

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 7.89%
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	$477	$482,316
Bank of America Corp.	3.824% (3 Mo. LIBOR + 1.58%	)#	1/20/2028	18	18,528
Bank of America Corp.	4.00%		1/22/2025	7	7,233
Bank of America Corp.	4.45%		3/3/2026	8	8,442
CIT Group, Inc.	6.00%		4/1/2036	15	14,475
CIT Group, Inc.	6.125%		3/9/2028	108	119,070
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	387	398,531
Citigroup, Inc.	3.98%	#(e)	3/20/2030	111	114,945
Citigroup, Inc.	4.45%		9/29/2027	38	39,792
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	200	211,461
Goldman Sachs Group, Inc. (The)	4.223%	#(e)	5/1/2029	111	115,440
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	95	121,326
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	14	17,653
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	322	332,569
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	16	17,064
Macquarie Group Ltd. (Australia)†(d)	4.654%	#(e)	3/27/2029	204	217,140
Morgan Stanley	3.625%		1/20/2027	224	228,370
Morgan Stanley	3.875%		1/27/2026	79	82,154
Morgan Stanley	4.00%		7/23/2025	108	113,033
Popular, Inc.	6.125%		9/14/2023	89	93,005
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%		12/15/2022	40	42,567
Santander UK plc (United Kingdom)(d)	7.95%		10/26/2029	55	68,132
Toronto-Dominion Bank (The) (Canada)(d)	3.625% (5 Yr. Swap + 2.21%	)#	9/15/2031	87	87,403
Turkiye Garanti Bankasi AS (Turkey)†(d)	6.25%		4/20/2021	200	196,864
UBS AG (Switzerland)(d)	5.125%		5/15/2024	400	418,244
Wells Fargo Capital X	5.95%		12/15/2036	190	220,488
Westpac Banking Corp. (Australia)†(d)	3.15%		1/16/2024	600	621,414
Total					4,407,659

Beverages 1.50%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	180	186,237
Anheuser-Busch InBev Worldwide, Inc.	4.75%		1/23/2029	360	391,391
Bacardi Ltd.†	4.70%		5/15/2028	250	260,014
Total					837,642

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials 0.41%
Norbord, Inc. (Canada)†(d)	6.25%	4/15/2023		$21	$22,037
Owens Corning, Inc.	7.00%	12/1/2036		108	127,359
PGT Escrow Issuer, Inc.†	6.75%	8/1/2026		31	32,318
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025		40	39,400
Vulcan Materials Co.	4.70%	3/1/2048		10	9,785
Total					230,899

Business Services 0.87%
Ahern Rentals, Inc.†	7.375%	5/15/2023		92	80,960
Brink’s Co. (The)†	4.625%	10/15/2027		170	164,900
Monitronics International, Inc.	9.125%	4/1/2020		8	620
Total System Services, Inc.	4.80%	4/1/2026		30	32,306
United Rentals North America, Inc.	4.875%	1/15/2028		196	190,532
Weight Watchers International, Inc.†	8.625%	12/1/2025		19	17,907
Total					487,225

Chemicals 1.09%
Ashland LLC	6.875%	5/15/2043		60	63,450
Chemours Co. (The)(b)	4.00%	5/15/2026	EUR	100	109,810
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022		$200	200,710
Mexichem SAB de CV (Mexico)†(d)	4.875%	9/19/2022		200	208,102
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		27	24,840
Rayonier AM Products, Inc.†	5.50%	6/1/2024		3	2,436
Total					609,348

Coal 0.05%
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(d)	8.00%	12/11/2022		25	21,772
Peabody Energy Corp.†	6.375%	3/31/2025		6	5,835
Total					27,607

Computer Hardware 0.70%
Banff Merger Sub, Inc.†	9.75%	9/1/2026		43	40,420
Dell International LLC/EMC Corp.†	5.45%	6/15/2023		8	8,509
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		115	123,932
Dell International LLC/EMC Corp.†	7.125%	6/15/2024		41	43,196
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		142	173,816
Total					389,873

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.08%
MSCI, Inc.†	5.75%	8/15/2025	$25	$26,182
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	20,543
Total				46,725

Construction/Homebuilding 0.57%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	21	19,740
Century Communities, Inc.†	6.75%	6/1/2027	56	55,283
PulteGroup, Inc.	5.50%	3/1/2026	27	28,215
Toll Brothers Finance Corp.	4.875%	3/15/2027	43	43,209
TRI Pointe Group, Inc.	5.25%	6/1/2027	29	27,188
William Lyon Homes, Inc.	5.875%	1/31/2025	25	24,125
William Lyon Homes, Inc.	6.00%	9/1/2023	15	14,925
Williams Scotsman International, Inc.†	6.875%	8/15/2023	104	104,260
Total				316,945

Containers 0.17%
Intertape Polymer Group, Inc. (Canada)†(d)	7.00%	10/15/2026	79	80,778
Sealed Air Corp.†	5.50%	9/15/2025	14	14,560
Total				95,338

Drugs 0.28%
Bausch Health Americas, Inc.†	9.25%	4/1/2026	137	148,474
Bayer Corp.†	6.65%	2/15/2028	7	8,020
Total				156,494

Electric: Power 2.52%
Appalachian Power Co.	7.00%	4/1/2038	10	13,697
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	25	26,416
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	75	74,096
Calpine Corp.	5.75%	1/15/2025	138	133,890
Cleco Power LLC	6.00%	12/1/2040	21	25,553
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	17	21,597
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	6	7,727
Dominion Energy, Inc.	7.00%	6/15/2038	85	112,330
Electricite de France SA (France)†(d)	5.00%	9/21/2048	200	215,523
Eskom Holdings SOC Ltd. (South Africa)†(d)	5.75%	1/26/2021	200	200,008
Exelon Generation Co. LLC	5.60%	6/15/2042	35	38,199
Exelon Generation Co. LLC	6.25%	10/1/2039	95	111,050
Interstate Power & Light Co.	3.60%	4/1/2029	35	35,779
NRG Energy, Inc.†	4.45%	6/15/2029	145	149,304

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Oglethorpe Power Corp.	5.05%	10/1/2048	$39	$44,683
Pennsylvania Electric Co.†	3.60%	6/1/2029	55	55,630
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	7,143
PSEG Power LLC	8.625%	4/15/2031	100	135,893
Total				1,408,518

Electrical Equipment 0.70%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	78	77,371
Broadcom, Inc.†	3.625%	10/15/2024	321	316,007
Total				393,378

Electronics 0.18%
Trimble, Inc.	4.90%	6/15/2028	99	102,399

Engineering & Contracting Services 0.11%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	72	61,020

Entertainment 0.35%
Eldorado Resorts, Inc.	6.00%	4/1/2025	14	14,299
Penn National Gaming, Inc.†	5.625%	1/15/2027	111	110,167
Stars Group Holdings BV/Stars Group US
Co-Borrower LLC (Netherlands)†(d)	7.00%	7/15/2026	69	71,156
Total				195,622

Financial Services 2.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.65%	7/21/2027	150	143,938
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	300	317,284
Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	4,101
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,335
Air Lease Corp.	3.625%	12/1/2027	75	72,472
Ally Financial, Inc.	8.00%	11/1/2031	126	160,335
Discover Financial Services	4.10%	2/9/2027	275	278,526
E*TRADE Financial Corp.	3.80%	8/24/2027	69	68,406
E*TRADE Financial Corp.	4.50%	6/20/2028	17	17,705
International Lease Finance Corp.	5.875%	8/15/2022	54	58,426
Navient Corp.	6.75%	6/25/2025	106	107,723
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	20,746
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	158	146,349

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
SURA Asset Management SA (Columbia)†(d)	4.875%	4/17/2024	$100	$104,501
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	85	87,792
Total				1,594,639

Food 0.34%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025	15	14,553
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	31	31,465
Campbell Soup Co.	3.80%	8/2/2042	51	43,008
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	42	38,430
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	23,158
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	37	37,278
Total				187,892

Food & Drug 0.18%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	98	103,145

Health Care Products 0.06%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	35	32,725

Health Care Services 0.93%
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	54	55,215
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	24,875
DaVita, Inc.	5.00%	5/1/2025	84	79,695
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	55	58,139
HCA, Inc.	5.50%	6/15/2047	19	20,028
HCA, Inc.	7.50%	11/6/2033	15	17,100
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	52	51,285
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	55	58,020
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	44	40,150
Tenet Healthcare Corp.†	6.25%	2/1/2027	53	54,126
Universal Health Services, Inc.†	4.75%	8/1/2022	45	45,281
WellCare Health Plans, Inc.	5.25%	4/1/2025	14	14,241
Total				518,155

Insurance 0.79%
CNO Financial Group, Inc.	5.25%	5/30/2025	82	85,126
Fidelity National Financial, Inc.†	4.50%	8/15/2028	108	111,580

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Insurance (continued)
Protective Life Corp.	8.45%		10/15/2039		$100	$146,104
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044		87	101,429
Total						444,239

Investment Management Companies 0.02%
BrightSphere Investment Group plc (United Kingdom)(d)	4.80%		7/27/2026		11	11,003

Leisure 0.52%
Carnival plc	7.875%		6/1/2027		10	12,987
Royal Caribbean Cruises Ltd.	3.70%		3/15/2028		97	95,637
Royal Caribbean Cruises Ltd.	7.50%		10/15/2027		145	179,312
Total						287,936

Lodging 0.19%
Wyndham Destinations, Inc.	5.75%		4/1/2027		105	105,919

Machinery: Agricultural 0.60%
BAT Capital Corp.	3.557%		8/15/2027		16	15,400
BAT Capital Corp.	4.39%		8/15/2037		169	154,842
Pyxus International, Inc.	9.875%		7/15/2021		54	46,035
Reynolds American, Inc.	5.70%		8/15/2035		111	117,844
Total						334,121

Machinery: Industrial/Specialty 0.72%
Kennametal, Inc.	4.625%		6/15/2028		23	23,927
Nvent Finance Sarl (Luxembourg)(d)	4.55%		4/15/2028		169	171,168
Wabtec Corp.	4.95%		9/15/2028		198	207,004
Total						402,099

Manufacturing 0.94%
General Electric Co.	2.945% (3 Mo. LIBOR + .38%	)#	5/5/2026		16	14,375
General Electric Co.	3.10%		1/9/2023		70	70,010
General Electric Co.	3.15%		9/7/2022		4	4,025
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(f)	72	67,120
General Electric Co.	6.15%		8/7/2037		215	245,467
Pentair Finance Sarl (Luxembourg)(d)	3.15%		9/15/2022		125	125,520
Total						526,517

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 2.96%
AMC Networks, Inc.	4.75%	8/1/2025	$130	$127,563
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	118	117,115
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	41	42,640
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	28	31,605
Cox Communications, Inc.†	8.375%	3/1/2039	142	192,107
DISH DBS Corp.	7.75%	7/1/2026	176	161,568
Gray Television, Inc.†	7.00%	5/15/2027	128	135,903
Sinclair Television Group, Inc.†	5.875%	3/15/2026	70	70,438
Time Warner Cable LLC	6.55%	5/1/2037	55	60,973
Time Warner Cable LLC	7.30%	7/1/2038	221	259,212
Time Warner Entertainment Co. LP	8.375%	7/15/2033	6	7,824
Walt Disney Co. (The)†	7.75%	12/1/2045	87	141,689
Warner Media LLC	6.10%	7/15/2040	168	197,102
Warner Media LLC	6.20%	3/15/2040	25	29,543
Warner Media LLC	6.25%	3/29/2041	69	81,731
Total				1,657,013

Metal Fabricating 0.06%
Hillman Group, Inc. (The)†	6.375%	7/15/2022	18	16,470
Valmont Industries, Inc.	5.25%	10/1/2054	18	17,406
Total				33,876

Metals & Minerals: Miscellaneous 1.34%
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	200	206,576
Barrick North America Finance LLC	7.50%	9/15/2038	60	76,784
Freeport-McMoRan, Inc.	3.875%	3/15/2023	74	71,446
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%	10/25/2042	172	169,005
Indonesia Asahan Aluminium Persero PT (Indonesia)†(d)	5.71%	11/15/2023	200	215,578
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	7	7,473
Total				746,862

Natural Gas 0.24%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	75	81,854
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	54	54,839
Total				136,693

Oil 2.87%
Apache Corp.	4.75%	4/15/2043	95	89,963
Apache Corp.	5.10%	9/1/2040	175	171,109

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
California Resources Corp.†	8.00%	12/15/2022	$87	$61,117
Canadian Natural Resources Ltd. (Canada)(d)	3.85%	6/1/2027	23	23,293
Citgo Holding, Inc.†	10.75%	2/15/2020	35	36,006
Continental Resources, Inc.	4.50%	4/15/2023	16	16,545
Continental Resources, Inc.	4.90%	6/1/2044	53	54,253
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	40	41,246
Eni USA, Inc.	7.30%	11/15/2027	70	87,130
Helmerich & Payne, Inc.	4.65%	3/15/2025	20	21,121
HighPoint Operating Corp.	7.00%	10/15/2022	70	67,550
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	14,588
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	90	90,564
Kerr-McGee Corp.	7.875%	9/15/2031	130	174,902
MEG Energy Corp. (Canada)(d)	6.375%	1/30/2023	37	32,791
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	94	88,219
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	200	198,919
SM Energy Co.	6.625%	1/15/2027	90	79,650
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	15	11,213
Valero Energy Corp.	10.50%	3/15/2039	132	213,543
YPF SA (Argentina)†(d)	8.50%	3/23/2021	33	32,464
Total				1,606,186

Oil: Crude Producers 0.81%
Colonial Pipeline Co.†	4.25%	4/15/2048	18	18,987
Energy Transfer Partners LP	6.125%	12/15/2045	50	54,382
Rockies Express Pipeline LLC†	6.875%	4/15/2040	40	43,322
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	47	51,498
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	242	269,139
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.375%	2/1/2027	13	13,130
Total				450,458

Oil: Integrated Domestic 1.18%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor, Inc.	4.08%	12/15/2047	124	113,597
Halliburton Co.	6.70%	9/15/2038	73	89,604
Halliburton Co.	7.45%	9/15/2039	13	17,088
National Oilwell Varco, Inc.	3.95%	12/1/2042	87	73,034
Nine Energy Service, Inc.†	8.75%	11/1/2023	50	49,750
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	200	193,698

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
Schlumberger Holdings Corp.†	4.30%	5/1/2029	$55	$57,233
Transocean Proteus Ltd.†	6.25%	12/1/2024	66	67,396
Total				661,400

Paper & Forest Products 0.06%
Fibria Overseas Finance Ltd. (Brazil)(d)	4.00%	1/14/2025	33	32,711

Real Estate Investment Trusts 1.23%
EPR Properties	4.50%	6/1/2027	78	80,485
EPR Properties	4.75%	12/15/2026	10	10,488
EPR Properties	4.95%	4/15/2028	95	101,636
Goodman US Finance Three LLC†	3.70%	3/15/2028	21	20,988
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	167	165,121
VEREIT Operating Partnership LP	4.875%	6/1/2026	289	307,165
Total				685,883

Retail 0.55%
Asbury Automotive Group, Inc.	6.00%	12/15/2024	43	44,182
Conn’s, Inc.	7.25%	7/15/2022	20	20,275
Dollar Tree, Inc.	4.20%	5/15/2028	125	126,428
IRB Holding Corp.†	6.75%	2/15/2026	52	50,830
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025	67	66,330
Total				308,045

Steel 0.15%
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	53	51,807
Vale Overseas Ltd. (Brazil)(d)	6.25%	8/10/2026	30	32,795
Total				84,602

Technology 1.10%
Alibaba Group Holding Ltd. (China)(d)	3.60%	11/28/2024	200	203,942
Expedia Group, Inc.	5.00%	2/15/2026	10	10,792
Match Group, Inc.†	5.625%	2/15/2029	149	154,293
Netflix, Inc.†	6.375%	5/15/2029	223	243,226
Total				612,253

Telecommunications 1.20%
AT&T, Inc.	6.00%	8/15/2040	275	315,181
Intelsat Jackson Holdings SA (Luxembourg)†(d)	8.50%	10/15/2024	73	71,358
Sprint Capital Corp.	6.875%	11/15/2028	177	184,699
Sprint Corp.	7.875%	9/15/2023	12	12,920

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Verizon Communications, Inc.	3.618% (3 Mo. LIBOR + 1.10%	)#	5/15/2025	$86	$86,620
Total					670,778

Transportation: Miscellaneous 0.21%
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	92	115,458

Utilities 0.16%
Aqua America, Inc.	3.566%		5/1/2029	63	64,374
Aquarion Co.†	4.00%		8/15/2024	25	25,904
Total					90,278
Total Corporate Bonds (cost $22,804,429)					23,127,593

FLOATING RATE LOANS(g) 0.63%

Building Materials 0.13%
Airxcel, Inc. 1st Lien Initial Term Loan	6.939% (1 Mo. LIBOR + 4.50%	)	4/28/2025	78	72,930

Containers 0.12%
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.936% (1 Mo. LIBOR + 3.50%	)	11/18/2023	70	67,594

Electric: Power 0.08%
Frontera Generation Holdings LLC Initial Term Loan	6.717% (1 Mo. LIBOR + 4.25%	)	5/2/2025	45	44,667

Retail 0.12%
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.68% (1 Mo. LIBOR + 3.25%	)	3/20/2025	62	61,149	(h)
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	2.00% (1 Mo. LIBOR + 2.00%	)	3/20/2025	8	7,743	(h)
Total					68,892

Service 0.03%
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	7.101% (3 Mo. LIBOR + 4.50%	)	11/27/2020	14	13,058

Transportation: Miscellaneous 0.02%
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.999% (3 Mo. LIBOR + 8.50%	)	8/18/2023	12	11,940

Wholesale 0.13%
Yak Access, LLC 2nd Lien Initial Term Loan	–	(i)	7/10/2026	83	72,833	(h)
Total Floating Rate Loans (cost $356,287)					351,914

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 2.37%

Egypt 0.36%
Arab Republic of Egypt†(d)	6.125%	1/31/2022	$200	$202,618

Ghana 0.38%
Republic of Ghana†(d)	7.875%	8/7/2023	200	210,496

Japan 0.87%
Japan Bank for International Corp. (Japan)(d)	2.125%	2/10/2025	264	260,651
Japan Bank for International Corp. (Japan)(d)	2.50%	5/23/2024	224	226,344
Total				486,995

Slovenia 0.04%
Republic of EI Salvador (EI Salvador)†(d)	6.375%	1/18/2027	25	24,219

Saudi Arabia 0.36%
Saudi International Bond†(d)	3.625%	3/4/2028	200	200,620

Sri Lanka 0.36%
Republic of Sri Lanka†(d)	6.25%	7/27/2021	200	200,967
Total Foreign Government Obligations (cost $1,317,948)				1,325,915

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.38%
Federal Home Loan Mortgage Corp. K072 A2	3.444%	12/25/2027	25	26,638
Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	37	36,675
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2057	31	30,904
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	34	33,405
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	33	33,016
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	14	13,367
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	13	12,583
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	11	10,600
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	14	14,096
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $210,737)				211,284

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 31.00%
Federal National Mortgage Assoc.(j)	3.50%	TBA	4,900	4,998,861
Federal National Mortgage Assoc.(j)	4.00%	TBA	4,100	4,231,649
Federal National Mortgage Assoc.(j)	4.50%	TBA	7,750	8,097,539
Total Government Sponsored Enterprises Pass-Throughs (cost $17,225,821)				17,328,049

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.01%

Miscellaneous
Pennsylvania (cost $5,140)	5.35%		5/1/2030	$5	$5,132

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.84%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	55,430
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	141	139,857
AREIT Trust 2018-CRE2 A†	3.418% (1 Mo. LIBOR + .98%	)#	11/14/2035	86	86,396
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.39% (1 Mo. LIBOR + .95%	)#	6/15/2035	100	99,620
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	4.04% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	100	100,010
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	168	173,346
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.29% (1 Mo. LIBOR + .85%	)#	1/15/2033	10	10,005
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175	181,285
BBCMS Mortgage Trust 2018-TALL E†	4.877% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	64	64,033
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	101,597
BX Commercial Mortgage Trust 2018-BIOA A†	3.111% (1 Mo. LIBOR + .67%	)#	3/15/2037	70	69,818
BX Trust 2017-SLCT B†	3.64% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	94	93,543
BX Trust 2018-GW A†	3.24% (1 Mo. LIBOR + .80%	)#	5/15/2035	55	54,772
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	35	36,120
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	93	96,210
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	100	103,994
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(k)	10/15/2034	10	10,405
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(k)	10/15/2034	27	27,748
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	100	102,565
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	57	47,718
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(k)	4/15/2049	25	21,539
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	100,879
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(k)	12/10/2047	50	52,148
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.44%	#(k)	7/10/2050	50	53,340

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44%	#(k)	7/10/2050	$10	$10,282
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44%	#(k)	7/10/2050	100	92,023
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.811%	#(k)	11/15/2034	100	102,010
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.39% (1 Mo. LIBOR + .95%	)#	2/15/2031	188	187,370
DBWF Mortgage Trust 2018-GLKS A†	3.471% (1 Mo. LIBOR + 1.03%	)#	11/19/2035	100	100,107
Exantas Capital Corp.,Ltd. 2019-RSO7 A†	3.432% (1 Mo. LIBOR + 1.00%	)#	4/15/2036	100	100,214
Exantas Capital Corp.,Ltd. 2019-RSO7 AS†	3.932% (1 Mo. LIBOR + 1.50%	)#	4/15/2036	100	100,198
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.382% (1 Mo. LIBOR + .95%	)#	11/15/2035	23	22,987
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.19% (1 Mo. LIBOR + 2.75%	)#	11/15/2035	25	25,029
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.39% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	100,185
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(k)	4/10/2031	154	157,223
GS Mortgage Securities Trust 2014-GC26 C	4.52%	#(k)	11/10/2047	50	50,715
Hilton Orlando Trust 2018-ORL A†	3.21% (1 Mo. LIBOR + .77%	)#	12/15/2034	45	44,879
Hilton Orlando Trust 2018-ORL D†	4.14% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	55	55,045
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.613%	#(k)	7/5/2031	30	31,700
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	8	8,161
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(k)	6/10/2027	100	64,521
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269%	#(k)	7/15/2048	10	10,325
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621%	#(k)	9/5/2032	100	100,623
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	103	104,632
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.44% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	37	37,297
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.04% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	36	36,455

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.54% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	$53	$53,292
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.44% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	50	50,503
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.46% (1 Mo. LIBOR + 1.02%	)#	11/15/2020	10	10,019
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.79% (1 Mo. LIBOR + 1.35%	)#	11/15/2020	10	10,019
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.417% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,986
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	24	25,613
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.717% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	26	25,966
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,634
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,592
Motel 6 Trust 2017-MTL6 E†	5.69% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	31	31,138
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(k)	11/15/2032	50	52,026
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(k)	11/15/2032	50	51,809
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	32	31,808
RETL 2019-RVP C†	4.54% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	70	70,261
SG Commercial Mortgage Securities Trust 2019-787E X IO†	0.305%	#(k)	2/15/2041	1,217	35,578
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.44% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	42	41,664
SLIDE 2018-FUN D†	4.29% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	15	14,790
Stonemont Portfolio Trust 2017-MONT E†	5.191% (1 Mo. LIBOR + 2.75%	)#	8/20/2030	73	73,346
Stonemont Portfolio Trust 2017-MONT F†	6.041% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	74	74,427
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.286%	#(k)	7/15/2046	68	70,199
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	165	173,971
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.127%	#(k)	5/15/2048	60	55,176
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(k)	7/15/2048	100	102,162

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	3.303% (1 Mo. LIBOR + .85%	)#	12/13/2031	$200	$199,466
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	100	102,081
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.891%	#(k)	8/15/2045	50	52,157
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.342%	#(k)	3/15/2048	50	51,861
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	25	26,031
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,849,850)					4,940,934

U.S. TREASURY OBLIGATIONS 7.63%
U.S. Treasury Bond	2.75%		11/15/2047	87	90,048
U.S. Treasury Bond	3.00%		2/15/2049	555	604,365
U.S. Treasury Inflation Indexed Note(l)	0.625%		4/15/2023	2,325	2,347,839
U.S. Treasury Note	2.00%		5/31/2024	1,180	1,184,609
U.S. Treasury Note	2.50%		5/15/2029	35	35,751
Total U.S. Treasury Obligations (cost $4,197,046)					4,262,612
Total Long-Term Investments (cost $61,117,414)					61,771,934

SHORT-TERM INVESTMENTS 19.78%

U.S. TREASURY OBLIGATION 16.94%
U.S. Treasury Bill (cost $9,465,207)	Zero Coupon		7/2/2019	9,484	9,466,421

REPURCHASE AGREEMENT 2.84%
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $1,590,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $1,626,843; proceeds: $1,590,631 (cost $1,590,439)				1,590	1,590,439
Total Short-Term Investments (cost $11,055,646)					11,056,860
Total Investments in Securities 130.30% (cost $72,173,060)					72,828,794
Less Unfunded Loan Commitments (0.01)% (cost $7,856)					(7,743)
Net Investment 130.29% (cost $72,165,204)					72,821,051
Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) (30.30%)					(16,927,933)
Net Assets 100.00%					$55,893,118

CAD	Canadian dollar.
EUR	euro.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
(a)	Amount is less than $1,000.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2019.
(h)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2019(1):

Referenced Index*	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.30(4)	Credit Suisse	1.00%	6/20/2024	1,570,000	$1,490,815	$(50,765)	$(28,420)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central clearing House are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $28,420.
(4)	Central clearinghouse: Intercontinental Exchange (ICE).

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Credit Default Swaps on Indexes - Sell Protection at May 31, 2019(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable (Payable) at Fair Value(4)
Markit CDX. CMBX.NA.BBB-11	Morgan Stanley	3.00%	11/18/2054	75,000	$69,511	$(6,435)	$946	$(5,489)
Markit CMBX. NA.A.8	Morgan Stanley	2.00%	10/17/2057	175,000	175,560	(9,867)	10,427	560
Markit CMBX. NA.AA.8	Morgan Stanley	1.50%	10/17/2057	200,000	204,150	(7,439)	11,589	4,150
						$(23,741)	$22,962	$(779)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $22,962. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received/paid.

Centrally Cleared Interest Rate Swap Contracts at May 31, 2019:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.3497%	4/1/2021	$2,751,122	$2,767,525	$16,403

*	Central clearinghouse: Chicago Mercantile Exchange (CME).

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	2.4045%	3-Month USD LIBOR Index	4/1/2029	$600,000	$582,777	$(17,223)

*	Central clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Toronto Dominion Bank	6/19/2019	150,000	$112,844	$111,025	$1,819
euro	Sell	Morgan Stanley	6/7/2019	105,000	119,636	117,329	2,307
euro	Sell	Toronto Dominion Bank	6/7/2019	102,000	114,644	113,977	667
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,793

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Barclays Bank plc	6/7/2019	104,000	$117,298	$116,212	$(1,086)

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2019	16	Long	$2,163,652	$2,184,750	$21,098
U.S. 2-Year Treasury Note	September 2019	14	Long	3,000,425	3,005,406	4,981
U.S. 5-Year Treasury Note	September 2019	44	Long	5,141,425	5,164,156	22,731
U.S. Ultra Treasury Bond	September 2019	1	Long	173,400	175,781	2,381
Total Unrealized Appreciation on Open Futures Contracts						$51,191

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Schatz	June 2019	1	Short	EUR	(111,823)	EUR	(112,095)	$(304)
U.S. 5-Year Treasury Note	September 2019	2	Short		$(242,416)		$(243,340)	(683)
Total Unrealized Depreciation on Open Futures Contracts								$(987)

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$4,331,734	$287,078	$4,618,812
Remaining Industries	–	5,599,689	–	5,599,689
Corporate Bonds	–	23,127,593	–	23,127,593
Floating Rate Loans
Retail	–	–	68,892	68,892
Wholesale	–	–	72,833	72,833
Remaining Industries	–	210,189	–	210,189
Less Unfunded Commitments	–	–	(7,743)	(7,743)
Foreign Government Obligations	–	1,325,915	–	1,325,915
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	211,284	–	211,284
Government Sponsored Enterprises Pass-Throughs	–	17,328,049	–	17,328,049
Municipal Bond	–	5,132	–	5,132
Non-Agency Commercial Mortgage-Backed Securities	–	4,940,934	–	4,940,934
U.S. Treasury Obligations	–	4,262,612	–	4,262,612
Short-Term Investments
Repurchase Agreement	–	1,590,439	–	1,590,439
U.S. Treasury Obligation	–	9,466,421	–	9,466,421
Total	$–	$72,399,991	$421,060	$72,821,051
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(28,420)	–	(28,420)
Credit Default Swap Contracts
Assets	–	4,710	–	4,710
Liabilities	–	(5,489)	–	(5,489)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	16,403	–	16,403
Liabilities	–	(17,223)	–	(17,223)
Forward Foreign Currency Exchange Contracts
Assets	–	4,793	–	4,793
Liabilities	–	(1,086)	–	(1,086)
Futures Contracts
Assets	51,191	–	–	51,191
Liabilities	(987)	–	–	(987)
Total	$50,204	$(26,312)	$–	$23,892

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans
Balance as of December 1, 2018	$–	$–
Accrued Discounts (Premiums)	–	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	722	(1,873)
Purchases	286,356	135,855
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Balance as of May 31, 2019	$287,078	$133,982
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$722	$(1,873)

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.71%

ASSET-BACKED SECURITIES 1.90%

Automobiles 1.14%
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	$11	$10,741
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	65,711
Total					76,452

Other 0.76%
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	25	24,999
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	25	26,349
Total					51,348
Total Asset-Backed Securities (cost $126,724)					127,800

CORPORATE BONDS 91.41%

Aerospace/Defense 1.37%
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%		6/15/2025	34	35,913
Litton Industries, Inc.	7.75%		3/15/2026	15	18,806
Lockheed Martin Corp.	7.75%		5/1/2026	15	18,700
Northrop Grumman Systems Corp.	7.875%		3/1/2026	15	18,944
Total					92,363

Air Transportation 0.34%
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		10/1/2022	12	12,297
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%		4/25/2024	10	10,287
Total					22,584

Auto Parts: Original Equipment 0.06%
Aptiv plc (Ireland)(a)	4.35%		3/15/2029	4	4,134

Automotive 1.20%
Ford Motor Co.	7.45%		7/16/2031	32	36,309
General Motors Co.	6.75%		4/1/2046	42	44,532
Total					80,841

Banks: Regional 14.68%
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	120	121,337
Bank of Montreal (Canada)(a)	3.803% (3 Mo. LIBOR + 1.43%	)#	12/15/2032	8	7,911
Bank One Corp.	8.00%		4/29/2027	30	38,980

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Barclays Bank plc (United Kingdom)†(a)	10.179%		6/12/2021	$80	$90,272
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028	120	121,776
Comerica, Inc.	4.00%		2/1/2029	15	15,967
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	39	49,175
HSBC USA, Inc.	9.30%		6/1/2021	23	25,788
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	67	69,199
JPMorgan Chase & Co.	3.96% (3 Mo. LIBOR + 1.25%	)#	1/29/2027	25	26,062
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	60	63,992
Macquarie Group Ltd. (Australia)†(a)	4.654%	#(b)	3/27/2029	22	23,417
Morgan Stanley	3.78% (3 Mo. LIBOR + 1.22%	)#	5/8/2024	30	30,338
Morgan Stanley	3.875%		1/27/2026	76	79,034
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	14	15,050
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	23	28,492
SVB Financial Group	3.50%		1/29/2025	20	20,264
Toronto-Dominion Bank (The) (Canada)(a)	3.625% (5 Yr. Swap + 2.21%	)#	9/15/2031	47	47,218
Webster Financial Corp.	4.10%		3/25/2029	14	14,476
Wells Fargo & Co.	4.65%		11/4/2044	8	8,463
Wells Fargo Capital X	5.95%		12/15/2036	46	53,381
Westpac Banking Corp. (Australia)(a)	4.322%	#	11/23/2031	37	37,715
Total					988,307

Beverages 1.63%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	50	51,733
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	40	58,248
Total					109,981

Biotechnology Research & Production 0.34%
Gilead Sciences, Inc.	4.60%		9/1/2035	21	22,802

Building Materials 1.68%
Boral Finance Pty Ltd. (Australia)†(a)	3.00%		11/1/2022	8	7,969
Johnson Controls International plc	5.00%		3/30/2020	26	26,466
Martin Marietta Materials, Inc.	3.173% (3 Mo. LIBOR + .65%	)#	5/22/2020	42	42,016
Vulcan Materials Co.	3.17% (3 Mo. LIBOR + .65%	)#	3/1/2021	20	20,010
Vulcan Materials Co.	3.211% (3 Mo. LIBOR + .60%	)#	6/15/2020	10	9,999
Vulcan Materials Co.	4.70%		3/1/2048	7	6,849
Total					113,309

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.31%
IHS Markit Ltd. (United Kingdom)(a)	3.625%		5/1/2024	$2	$2,017
IHS Markit Ltd. (United Kingdom)†(a)	4.00%		3/1/2026	19	19,202
Total					21,219

Chemicals 0.74%
Yara International ASA (Norway)†(a)	7.875%		6/11/2019	50	50,046

Computer Hardware 1.26%
Apple, Inc.	4.45%		5/6/2044	35	38,400
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	35	37,718
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	7	8,568
Total					84,686

Computer Software 1.39%
Microsoft Corp.	3.50%		2/12/2035	52	53,806
Oracle Corp.	6.125%		7/8/2039	30	39,553
Total					93,359

Construction/Homebuilding 0.49%
D.R. Horton, Inc.	5.75%		8/15/2023	30	32,705

Drugs 2.55%
AbbVie, Inc.	4.70%		5/14/2045	15	14,757
AstraZeneca plc (United Kingdom)(a)	6.45%		9/15/2037	10	12,957
Bayer Corp.†	6.65%		2/15/2028	7	8,020
CVS Health Corp.	4.30%		3/25/2028	63	64,977
CVS Health Corp.	4.78%		3/25/2038	10	9,982
Elanco Animal Health, Inc.†	4.90%		8/28/2028	2	2,170
Express Scripts Holding Co.	3.274% % (3 Mo. LIBOR + .75%	)#	11/30/2020	32	32,001
Express Scripts Holding Co.	6.125%		11/15/2041	11	13,136
Merck & Co., Inc.	3.90%		3/7/2039	10	10,635
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%		11/10/2021	3	2,816
Total					171,451

Electric: Power 9.71%
Appalachian Power Co.	7.00%		4/1/2038	17	23,286
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%		8/1/2028	16	16,906
Avista Corp.	4.35%		6/1/2048	11	12,167
Berkshire Hathaway Energy Co.	3.80%		7/15/2048	20	19,759
Cleco Corporate Holdings LLC	4.973%		5/1/2046	8	8,544
Cleco Power LLC	6.00%		12/1/2040	20	24,336

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	$7	$8,893
Dominion Energy, Inc.	7.00%	6/15/2038	22	29,074
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	28	29,219
Edison International	4.125%	3/15/2028	14	13,345
Entergy Arkansas LLC	4.95%	12/15/2044	27	28,569
Entergy Corp.	5.125%	9/15/2020	25	25,591
Entergy Louisiana LLC	4.00%	3/15/2033	5	5,442
Entergy Texas, Inc.	4.00%	3/30/2029	5	5,298
Exelon Generation Co. LLC	5.60%	6/15/2042	31	33,833
Georgia Power Co.	4.75%	9/1/2040	22	23,990
Interstate Power & Light Co.	3.60%	4/1/2029	6	6,133
Interstate Power & Light Co.	4.70%	10/15/2043	10	10,904
ITC Holdings Corp.†	5.50%	1/15/2020	30	30,516
Jersey Central Power & Light Co.†	4.70%	4/1/2024	5	5,384
Mississippi Power Co.	4.25%	3/15/2042	9	9,083
NRG Energy, Inc.†	4.45%	6/15/2029	15	15,445
Oglethorpe Power Corp.	5.05%	10/1/2048	8	9,166
Ohio Edison Co.	8.25%	10/15/2038	23	35,468
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	7	9,758
Pennsylvania Electric Co.†	3.60%	6/1/2029	7	7,080
PPL Electric Utilities Corp.	5.20%	7/15/2041	23	27,383
Progress Energy, Inc.	7.75%	3/1/2031	9	12,418
PSEG Power LLC	5.125%	4/15/2020	22	22,452
Puget Energy, Inc.	3.65%	5/15/2025	12	12,147
Puget Energy, Inc.	5.625%	7/15/2022	14	14,983
Puget Energy, Inc.	6.00%	9/1/2021	28	29,857
San Diego Gas & Electric Co.	1.914%	2/1/2022	6	6,295
SCANA Corp.	4.125%	2/1/2022	15	15,281
SCANA Corp.	4.75%	5/15/2021	4	4,090
Sempra Energy	3.75%	11/15/2025	5	5,107
Sempra Energy	4.00%	2/1/2048	17	15,873
Tampa Electric Co.	6.15%	5/15/2037	7	8,727
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	31	31,825
Total				653,627

Electrical Equipment 1.31%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	8	7,796
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	21	19,990
Broadcom, Inc.†	3.625%	10/15/2024	10	9,844

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)
Marvell Technology Group Ltd.	4.20%	6/22/2023	$8	$8,256
NXP BV/NXP Funding LLC (Netherlands)†(a)	4.875%	3/1/2024	25	26,387
Xilinx, Inc.	2.95%	6/1/2024	16	16,053
Total				88,326

Electronics 0.48%
Trimble, Inc.	4.75%	12/1/2024	24	25,056
Trimble, Inc.	4.90%	6/15/2028	7	7,240
Total				32,296

Financial Services 4.08%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	11	11,279
Affiliated Managers Group, Inc.	4.25%	2/15/2024	50	52,787
Air Lease Corp.	3.625%	4/1/2027	19	18,462
Credit Suisse USA, Inc.	7.125%	7/15/2032	10	13,758
Discover Financial Services	4.10%	2/9/2027	18	18,231
Discover Financial Services	5.20%	4/27/2022	25	26,620
Discover Financial Services	10.25%	7/15/2019	9	9,074
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,922
E*TRADE Financial Corp.	4.50%	6/20/2028	9	9,373
International Lease Finance Corp.	5.875%	8/15/2022	27	29,213
International Lease Finance Corp.	8.25%	12/15/2020	24	25,875
International Lease Finance Corp.	8.625%	1/15/2022	15	17,056
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	23,858
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	11	10,189
Total				274,697

Food 0.36%
Campbell Soup Co.	3.80%	8/2/2042	8	6,747
Kraft Heinz Foods Co.	6.875%	1/26/2039	15	17,368
Total				24,115

Health Care Products 0.47%
Abbott Laboratories	4.75%	11/30/2036	17	19,386
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	11	12,360
Total				31,746

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 2.18%
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	$19	$20,084
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	14,916
Kaiser Foundation Hospitals	4.15%	5/1/2047	10	11,058
Northwell Healthcare, Inc.	3.979%	11/1/2046	12	12,240
NYU Langone Hospitals	4.368%	7/1/2047	12	13,397
NYU Langone Hospitals	4.784%	7/1/2044	7	8,292
UnitedHealth Group, Inc.	6.875%	2/15/2038	23	32,264
Universal Health Services, Inc.†	4.75%	8/1/2022	34	34,212
Total				146,463

Household Equipment/Products 0.51%
Newell Brands, Inc.	3.85%	4/1/2023	9	9,070
Newell Brands, Inc.	4.00%	12/1/2024	25	25,158
Total				34,228

Insurance 4.77%
American International Group, Inc.	3.75%	7/10/2025	6	6,134
Aon plc (United Kingdom)(a)	3.875%	12/15/2025	19	19,847
Berkshire Hathaway Finance Corp.	4.25%	1/15/2049	22	23,728
Fidelity National Financial, Inc.†	4.50%	8/15/2028	35	36,160
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	9	9,472
Lincoln National Corp.	6.30%	10/9/2037	25	31,821
New York Life Insurance Co.†	4.45%	5/15/2069	10	10,532
Protective Life Corp.	8.45%	10/15/2039	25	36,526
Securian Financial Group, Inc.†	4.80%	4/15/2048	8	8,643
Selective Insurance Group, Inc.	5.375%	3/1/2049	9	9,716
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	30	34,976
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	12,742
Trinity Acquisition plc (United Kingdom)(a)	4.625%	8/15/2023	3	3,172
Unum Group	5.75%	8/15/2042	13	14,660
Willis North America, Inc.	7.00%	9/29/2019	7	7,086
WR Berkley Corp.	5.375%	9/15/2020	5	5,177
XLIT Ltd. (Ireland)(a)	6.25%	5/15/2027	42	50,445
Total				320,837

Investment Management Companies 0.39%
BrightSphere Investment Group plc (United Kingdom)(a)	4.80%	7/27/2026	26	26,008

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Leasing 0.39%
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023		$7	$7,262
GATX Corp.	4.55%		11/7/2028		11	11,628
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.45%		7/1/2024		5	5,061
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.95%		3/10/2025		2	2,066
Total						26,017

Leisure 0.81%
Royal Caribbean Cruises Ltd.	3.70%		3/15/2028		2	1,972
Royal Caribbean Cruises Ltd.	5.25%		11/15/2022		27	29,166
Royal Caribbean Cruises Ltd.	7.50%		10/15/2027		19	23,496
Total						54,634

Machinery: Agricultural 1.18%
BAT Capital Corp.	3.222%		8/15/2024		20	19,811
BAT Capital Corp.	4.39%		8/15/2037		14	12,827
Reynolds American, Inc.	4.45%		6/12/2025		4	4,159
Reynolds American, Inc.	4.85%		9/15/2023		40	42,481
Total						79,278

Machinery: Industrial/Specialty 0.90%
CNH Industrial Capital LLC	4.375%		4/5/2022		13	13,348
CNH Industrial Capital LLC	4.875%		4/1/2021		5	5,154
Kennametal, Inc.	4.625%		6/15/2028		12	12,483
Nvent Finance Sarl (Luxembourg)(a)	4.55%		4/15/2028		19	19,244
Roper Technologies, Inc.	3.85%		12/15/2025		10	10,391
Total						60,620

Manufacturing 1.71%
General Electric Co.	3.10%		1/9/2023		10	10,002
General Electric Co.	3.15%		9/7/2022		4	4,025
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(c)	6	5,593
General Electric Co.	6.15%		8/7/2037		57	65,077
Pentair Finance Sarl (Luxembourg)(a)	3.15%		9/15/2022		30	30,125
Total						114,822

Media 4.01%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		52	58,695
Cox Communications, Inc.†	4.50%		6/30/2043		2	1,862
Cox Communications, Inc.†	8.375%		3/1/2039		19	25,704
Grupo Televisa SAB (Mexico)(a)	6.625%		1/15/2040		7	8,281

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Media (continued)
NBCUniversal Enterprise, Inc.†	5.25%		–	(c)	$100	$102,054
Walt Disney Co. (The)†	7.75%		12/1/2045		24	39,087
Warner Media LLC	6.20%		3/15/2040		29	34,270
Total						269,953

Metal Fabricating 0.32%
Valmont Industries, Inc.	5.25%		10/1/2054		22	21,274

Metals & Minerals: Miscellaneous 1.32%
Barrick North America Finance LLC	7.50%		9/15/2038		21	26,875
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%		10/25/2042		19	18,669
Newmont Goldcorp Corp.†	3.625%		6/9/2021		15	15,210
Newmont Goldcorp Corp.†	3.70%		3/15/2023		14	14,406
Southern Copper Corp. (Peru)(a)	5.875%		4/23/2045		12	13,370
Total						88,530

Natural Gas 1.51%
National Fuel Gas Co.	3.95%		9/15/2027		8	7,933
National Fuel Gas Co.	4.90%		12/1/2021		16	16,606
National Fuel Gas Co.	5.20%		7/15/2025		2	2,156
National Fuel Gas Co.	7.395%		3/30/2023		15	17,081
Piedmont Natural Gas Co., Inc.	4.10%		9/18/2034		19	20,371
Piedmont Natural Gas Co., Inc.	3.50%		6/1/2029		7	7,109
Southwest Gas Corp.	4.15%		6/1/2049		11	11,096
WGL Holdings, Inc.	2.925% (3 Mo. LIBOR + .40%	)#	11/29/2019		19	18,964
Total						101,316

Oil 7.45%
Apache Corp.	5.10%		9/1/2040		20	19,555
Apache Corp.	6.00%		1/15/2037		17	19,221
Burlington Resources LLC	5.95%		10/15/2036		17	21,820
Canadian Natural Resources Ltd. (Canada)(a)	7.20%		1/15/2032		31	39,409
Canadian Oil Sands Ltd. (Canada)†(a)	4.50%		4/1/2022		5	5,169
Canadian Oil Sands Ltd. (Canada)†(a)	7.90%		9/1/2021		5	5,678
Cimarex Energy Co.	4.375%		3/15/2029		14	14,621
Continental Resources, Inc.	4.90%		6/1/2044		10	10,237
Continental Resources, Inc.	5.00%		9/15/2022		30	30,259
Ecopetrol SA (Colombia)(a)	5.875%		5/28/2045		5	5,156
Eni USA, Inc.	7.30%		11/15/2027		22	27,384
Equinor ASA (Norway)(a)	7.15%		11/15/2025		26	32,252
Helmerich & Payne, Inc.	4.65%		3/15/2025		40	42,243

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Kerr-McGee Corp.	7.875%	9/15/2031	$28	$37,671
Motiva Enterprises LLC†	5.75%	1/15/2020	60	60,912
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	24	22,524
Shell International Finance BV (Netherlands)(a)	3.75%	9/12/2046	32	32,592
Valero Energy Corp.	7.50%	4/15/2032	2	2,642
Valero Energy Corp.	8.75%	6/15/2030	4	5,475
Valero Energy Corp.	10.50%	3/15/2039	24	38,826
Woodside Finance Ltd. (Australia)†(a)	3.65%	3/5/2025	20	20,258
Woodside Finance Ltd. (Australia)†(a)	4.50%	3/4/2029	7	7,288
Total				501,192

Oil: Crude Producers 4.64%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	28	28,770
Colonial Pipeline Co.†	4.25%	4/15/2048	18	18,987
Enbridge Energy Partners LP	4.20%	9/15/2021	25	25,619
Energy Transfer Operating LP	4.05%	3/15/2025	14	14,312
Energy Transfer Operating LP	6.25%	4/15/2049	24	26,849
Energy Transfer Operating LP	7.60%	2/1/2024	10	11,461
Energy Transfer Operating LP	8.25%	11/15/2029	6	7,542
Enterprise Products Operating LLC	7.55%	4/15/2038	11	14,927
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	15	16,114
Kinder Morgan, Inc.	7.75%	1/15/2032	29	38,134
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	17	17,463
NGPL PipeCo LLC†	4.875%	8/15/2027	8	8,250
Northern Natural Gas Co.†	4.30%	1/15/2049	13	13,880
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	48	53,383
TransCanada PipeLines Ltd. (Canada)(a)	7.625%	1/15/2039	12	16,515
Total				312,206

Oil: Integrated Domestic 2.70%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	13	12,766
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	20	18,322
Halliburton Co.	7.45%	9/15/2039	29	38,119
National Oilwell Varco, Inc.	3.95%	12/1/2042	33	27,703
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	25	24,212
Schlumberger Holdings Corp.†	3.75%	5/1/2024	52	53,573
Schlumberger Holdings Corp.†	4.30%	5/1/2029	7	7,284
Total				181,979

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.26%
International Paper Co.	7.30%	11/15/2039	$11	$14,096
West Fraser Timber Co. Ltd. (Canada)†(a)	4.35%	10/15/2024	3	3,092
Total				17,188

Real Estate Investment Trusts 3.20%
American Homes 4 Rent LP	4.25%	2/15/2028	13	13,202
EPR Properties	4.75%	12/15/2026	15	15,732
EPR Properties	4.95%	4/15/2028	6	6,419
EPR Properties	5.75%	8/15/2022	15	16,045
Goodman US Finance Three LLC†	3.70%	3/15/2028	13	12,993
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	4,957
Healthcare Realty Trust, Inc.	3.75%	4/15/2023	15	15,276
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	31,515
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	4	4,010
Liberty Property LP	4.75%	10/1/2020	11	11,254
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	10	9,888
SL Green Operating Partnership LP	3.25%	10/15/2022	6	6,012
SL Green Realty Corp.	4.50%	12/1/2022	22	22,986
VEREIT Operating Partnership LP	4.875%	6/1/2026	33	35,074
Weyerhaeuser Co.	8.50%	1/15/2025	8	10,140
Total				215,503

Retail 1.12%
Dollar Tree, Inc.	4.20%	5/15/2028	10	10,114
McDonald’s Corp.	6.30%	10/15/2037	33	41,995
Starbucks Corp.	3.55%	8/15/2029	23	23,394
Total				75,503

Steel 0.24%
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	15	16,397

Technology 0.55%
Amazon.com, Inc.	4.05%	8/22/2047	10	10,893
Amazon.com, Inc.	4.25%	8/22/2057	5	5,500
Expedia Group, Inc.	3.80%	2/15/2028	10	10,012
Expedia Group, Inc.	5.00%	2/15/2026	10	10,792
Total				37,197

Telecommunications 3.90%
AT&T, Inc.	5.35%	9/1/2040	4	4,314
AT&T, Inc.	6.00%	8/15/2040	78	89,397

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Orange SA (France)(a)	9.00%		3/1/2031	$11	$16,339
Verizon Communications, Inc.	3.618% (3 Mo. LIBOR + 1.10%	)#	5/15/2025	11	11,079
Verizon Communications, Inc.	4.40%		11/1/2034	75	79,897
Vodafone Group plc (United Kingdom)(a)	3.75%		1/16/2024	50	51,320
Vodafone Group plc (United Kingdom)(a)	4.375%		5/30/2028	10	10,437
Total					262,783

Transportation: Miscellaneous 2.50%
Burlington Northern Santa Fe LLC	6.15%		5/1/2037	30	39,343
Canadian National Railway Co. (Canada)(a)	7.375%		10/15/2031	7	9,705
Canadian Pacific Railway Co. (Canada)(a)	7.125%		10/15/2031	5	6,783
Canadian Pacific Railway Co. (Canada)(a)	9.45%		8/1/2021	10	11,387
CSX Corp.	6.00%		10/1/2036	25	30,569
CSX Transportation, Inc.	7.875%		5/15/2043	8	12,353
FedEx Corp.	4.95%		10/17/2048	6	6,258
Norfolk Southern Corp.	5.59%		5/17/2025	7	7,999
Union Pacific Corp.	6.625%		2/1/2029	35	44,133
Total					168,530

Utilities 0.40%
Aqua America, Inc.	3.566%		5/1/2029	8	8,174
Aquarion Co.†	4.00%		8/15/2024	18	18,651
Total					26,825
Total Corporate Bonds (cost $6,026,841)					6,151,877

MUNICIPAL BONDS 0.55%

Miscellaneous
California	7.60%		11/1/2040	10	15,984
Chicago, IL	6.314%		1/1/2044	15	15,824
Illinois	5.10%		6/1/2033	5	5,163
Total Municipal Bonds (cost $35,260)					36,971

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.42%
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	17	17,544
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	10	10,345
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,755)					27,889

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 0.43%
U.S. Treasury Bond	2.75%	11/15/2047	$10	$10,350
U.S. Treasury Bond	3.00%	2/15/2049	17	18,512
Total U.S. Treasury Obligations (cost $27,174)				28,862
Total Long-Term Investments (cost $6,243,754)				6,373,399

SHORT-TERM INVESTMENT 3.76%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $260,000 of U.S. Treasury Note at 2.250% due 3/31/2021; value: $261,628; proceeds: $253,252 (cost $253,222)			253	253,222
Total Investments in Securities 98.47% (cost $6,496,976)				6,626,621
Cash and Other Assets in Excess Liabilities(d) 1.53%				103,228
Net Assets 100.00%				$6,729,849

LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2019	15	Long	$1,750,777	$1,760,508	$9,731

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2019	2	Short	$(427,934)	$(429,343)	$(1,409)
U.S. 10-Year Ultra Treasury Bond	September 2019	1	Short	(135,229)	(136,547)	(1,318)
U.S. 10-Year Treasury Note	September 2019	9	Short	(1,132,156)	(1,140,750)	(8,594)
U.S. Long Bond	September 2019	2	Short	(304,230)	(307,438)	(3,208)
Total Unrealized Depreciation on Open Futures Contracts						$(14,529)

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$127,800	$–	$127,800
Corporate Bonds	–	6,151,877	–	6,151,877
Municipal Bonds	–	36,971	–	36,971
Non-Agency Commercial Mortgage-Backed Securities	–	27,889	–	27,889
U.S. Treasury Obligations	–	28,862	–	28,862
Short-Term Investments
Repurchase Agreement	–	253,222	–	253,222
Total	$–	$6,626,621	$–	$6,626,621

Other Financial Instruments
Futures Contracts
Assets	$9,731	$–	$–	$9,731
Liabilities	(14,529)	–	–	(14,529)
Total	$(4,798)	$–	$–	$(4,798)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.83%

ASSET-BACKED SECURITIES 0.60%

Other
AMMC CLO 15 Ltd. 2014-15A DRR†	5.997% (3 Mo. LIBOR + 3.40%	)#	1/15/2032	$2,986	$2,985,970
Battalion CLO VII Ltd. 2014-7A CRR†	5.518% (3 Mo. LIBOR + 2.93%	)#	7/17/2028	2,169	2,144,975
Cedar Funding VII CLO Ltd. 2018-7A D†	5.142% (3 Mo. LIBOR + 2.55%	)#	1/20/2031	5,000	4,764,447
Cent CLO Ltd. 2014-21A CR2†	5.782% (3 Mo. LIBOR + 3.20%	)#	7/27/2030	5,864	5,753,282
Jamestown CLO VII Ltd. 2015-7A CR†	5.18% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	5,000	4,975,601
KKR CLO Ltd-15 DR†	5.751% (3 Mo. LIBOR + 3.15%	)#	1/18/2032	3,264	3,220,412
Mariner CLO LLC 2015-1A DR†	6.242% (3 Mo. LIBOR + 3.65%	)#	4/20/2029	2,723	2,724,969
Mariner CLO LLC 2017-4A D†	5.636% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	7,052	6,926,385
OCP CLO Ltd. 2016-12A CR†	5.601% (3 Mo. LIBOR + 2.95%	)#	10/18/2028	7,250	7,238,423
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.542% (3 Mo. LIBOR + 2.95%	)#	10/20/2030	2,639	2,590,580
Palmer Square Loan Funding Ltd. 2018-1A D†	6.547% (3 Mo. LIBOR + 3.95%	)#	4/15/2026	5,000	4,783,458
Regatta VI Funding Ltd. 2016-1A DR†	5.292% (3 Mo. LIBOR + 2.70%	)#	7/20/2028	2,534	2,459,710
Sound Point CLO II Ltd. 2013-1A B1R†	5.286% (3 Mo. LIBOR + 2.70%	)#	1/26/2031	3,750	3,583,486
Sound Point CLO XI Ltd. 2016-1A DR†	5.542% (3 Mo. LIBOR + 2.95%	)#	7/20/2028	8,160	8,121,322
THL Credit Wind River CLO Ltd. 2018-3A D†	5.776% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	8,478	8,251,247
Total					70,524,267
Total Asset-Backed Securities (cost $71,793,647)					70,524,267

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments			Shares (000)		Fair Value
COMMON STOCKS 0.27%

Broadcasting 0.27%
Clear Channel Outdoor Holdings, Inc.*				2,571	$13,062,854
iHeartMedia, Inc. Class A*				1,094	17,974,900
Total					31,037,754

Energy 0.00%
Templar Energy LLC Class A Units				747	–	(a)
Vistra Energy Corp.				327	259,964
Total					259,964

Information Technology 0.00%
Avaya Holdings Corp.*				2	24,745
Total Common Stocks (cost $40,676,295)					31,322,463

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.42%

Financial 0.03%
Euronet Worldwide, Inc.†	0.75%	3/15/2049		$3,129	3,622,196

Gaming/Leisure 0.10%
Ctrip.com International Ltd. (China)(b)	1.00%	7/1/2020		11,674	11,390,789

Healthcare 0.10%
Canopy Growth Corp.†(c)	4.25%	7/15/2023	CAD	11,401	11,429,680

Information Technology 0.11%
DocuSign, Inc.†	0.50%	9/15/2023		$11,674	12,477,343

Manufacturing 0.08%
Patrick Industries, Inc.	1.00%	2/1/2023		11,560	10,046,220
Total Convertible Bonds (cost $46,646,897)					48,966,228

CORPORATE BONDS 3.94%

Aerospace 0.14%
TransDigm, Inc.	6.375%	6/15/2026		6,545	6,455,006
TransDigm, Inc.†	7.50%	3/15/2027		9,562	9,657,620
Total					16,112,626

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcasting 0.16%
iHeartCommunications, Inc.	6.375%	5/1/2026	$6,184	$6,454,771
iHeartCommunications, Inc.	8.375%	5/1/2027	11,209	11,783,342
Total				18,238,113

Cable/Wireless Video 0.20%
CCO Holdings LLC / CCO Holdings Capital Corp.†	5.375%	6/1/2029	23,921	23,980,803

Consumer Non-Durables 0.16%
Revlon Consumer Products Corp.	5.75%	2/15/2021	20,836	18,752,400

Diversified Media 0.21%
AMC Entertainment Holdings, Inc.	5.875%	11/15/2026	5,737	5,052,748
DISH DBS Corp.	7.75%	7/1/2026	15,316	14,060,088
Entercom Media Corp.†	6.50%	5/1/2027	5,741	5,841,468
Total				24,954,304

Gaming/Leisure 0.12%
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	15,317	13,747,008

Financial 0.26%
Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024	14,345	14,766,384
GTCR AP Finance, Inc.†	8.00%	5/15/2027	2,870	2,819,775
WeWork Cos., Inc.†	7.875%	5/1/2025	13,473	12,462,525
Total				30,048,684

Food & Drug 0.29%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025	7,030	6,820,506
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	6,700	6,800,500
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	19,163	20,169,057
Total				33,790,063

Food/Tobacco 0.07%
Matterhorn Merger Sub LLC/Matterhorn
Finance Sub, Inc.†	8.50%	6/1/2026	9,688	8,573,880

Gaming/Leisure 0.06%
AMC Entertainment Holdings, Inc.	6.125%	5/15/2027	8,607	7,584,919

Healthcare 0.83%
Bausch Health Americas, Inc.†	8.50%	1/31/2027	9,571	10,070,510
Bausch Health Cos., Inc. Canada†(b)	5.875%	5/15/2023	5,991	6,027,126

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Bausch Health Cos., Inc. Canada†(b)	6.125%		4/15/2025	$14,385	$14,104,492
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	6,451	6,104,259
IQVIA, Inc.†	5.00%		5/15/2027	23,913	24,317,369
Polaris Intermediate Corp. PIK 8.50%†	8.50%		12/1/2022	5,922	5,840,573
Service Corp. International	5.125%		6/1/2029	11,739	11,971,080
Surgery Center Holdings, Inc.†	10.00%		4/15/2027	19,165	19,500,387
Total					97,935,796

Land Transportation 0.07%
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023	8,342	7,924,900

Manufacturing 0.32%
Brand Industrial Services, Inc.†	8.50%		7/15/2025	3,000	2,542,500
Energizer Holdings, Inc.†	7.75%		1/15/2027	6,375	6,661,875
Tesla, Inc.†	5.30%		8/15/2025	16,644	13,627,608
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(b)	7.75%		4/15/2026	16,610	14,845,187
Total					37,677,170

Metals/Minerals 0.29%
Barminco Finance Pty Ltd. (Australia)†(b)	6.625%		5/15/2022	9,475	9,711,922
Mirabela Nickel Ltd. (Australia)(b)	1.00%		9/10/2044	51	5	(a)
TMS International Corp.†	7.25%		8/15/2025	15,599	15,248,023
Warrior Met Coal, Inc.†	8.00%		11/1/2024	9,208	9,559,055
Total					34,519,005

Service 0.43%
Ahern Rentals, Inc.†	7.375%		5/15/2023	21,827	19,207,760
Cloud Crane LLC†	10.125%		8/1/2024	16,886	17,983,590
United Rentals North America, Inc.	5.25%		1/15/2030	13,672	13,432,740
Total					50,624,090

Shipping 0.06%
Golar LNG Partners LP (United Kingdom)†(b)	8.768% (3 Mo. LIBOR + 6.25%	)#	5/18/2021	7,400	7,501,750

Utility 0.27%
Calpine Corp.	5.75%		1/15/2025	23,909	23,196,990
NRG Energy, Inc.†	5.25%		6/15/2029	7,972	8,202,550
Total					31,399,540
Total Corporate Bonds (cost $465,426,101)					463,365,051

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 91.49%

Aerospace 3.70%
American Airlines Replacement Term Loan B	4.428% (1 Mo. LIBOR + 2.00%	)	4/28/2023	$22,257	$21,955,904
American Airlines, Inc. 2017 Incremental Term Loan B	4.44% (1 Mo. LIBOR + 2.00%	)	12/14/2023	28,861	28,491,440
American Airlines, Inc. 2018 Replacement Term Loan	4.18% (1 Mo. LIBOR + 1.75%	)	6/27/2025	44,161	43,139,813
Atlantic Aviation FBO Inc. Term Loan	6.19% (1 Mo. LIBOR + 3.75%	)	12/6/2025	4,304	4,347,096	(e)
Doncasters US Finance LLC 2nd Lien Term Loan	10.851% (3 Mo. LIBOR + 8.25%	)	10/9/2020	8,103	2,329,654
Doncasters US Finance LLC Term Loan B	6.101% (3 Mo. LIBOR + 3.50%	)	4/9/2020	42,340	30,312,654
Forming Machining Industries Holdings, LLC 1st Lien Initial Term Loan	6.746% (3 Mo. LIBOR + 4.25%	)	10/3/2025	24,484	22,892,201	(e)
Gol Luxco SA Term Loan (Luxembourg)(b)	6.50%		8/31/2020	32,127	32,689,168	(e)
Jazz Acquisition, Inc. 1st Lien Term Loan	6.101% (3 Mo. LIBOR + 3.50%	)	6/19/2021	46,982	46,952,983	(e)
Jazz Acquisition, Inc. 2nd Lien Term Loan	9.351% (3 Mo. LIBOR + 6.75%	)	6/19/2022	17,686	17,641,785	(e)
MB Aerospace Holdings II Corp. 1st Lien Initial Term Loan	5.939% (1 Mo. LIBOR + 3.50%	)	1/22/2025	13,425	13,072,908	(e)
Nordam Group Inc, The Term Loan B	8.00% (1 Mo. LIBOR + 6.50%	)	4/3/2026	10,535	10,521,831	(e)
Transdigm Inc. 2018 New Tranche E Term Loan	4.939% (1 Mo. LIBOR + 2.50%	)	5/30/2025	25,348	24,933,575
Transdigm Inc. New Tranche G Term Loan	4.939% (1 Mo. LIBOR + 2.50%	)	8/22/2024	28,834	28,322,931
TransDigm, Inc. 2018 New Tranche F Term Loan	4.939% (1 Mo. LIBOR + 2.50%	)	6/9/2023	47,334	46,589,767
Vertex Aerospace Services Corp. Initial Term Loan	6.939% (1 Mo. LIBOR + 4.50%	)	6/16/2025	19,070	19,147,143
Wesco Aircraft Hardware Corp. New Tranche A Term Loan	5.44% (1 Mo. LIBOR + 3.00%	)	11/30/2020	4,546	4,523,558
Wesco Aircraft Hardware Corp. Tranche B Term Loan	4.94% (1 Mo. LIBOR + 2.50%	)	2/28/2021	12,857	12,760,775
WP CPP Holdings, LLC 2nd Lien Initial Term Loan	10.34% (3 Mo. LIBOR + 7.75%	)	4/30/2026	24,688	24,574,806
Total					435,199,992

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.61%
Associated Asphalt Partners, LLC Tranche B Term Loan	7.689% (1 Mo. LIBOR + 5.25%	)	4/5/2024	$16,084	$15,762,054
Consolidated Energy Finance S.A. Initial Term Loan (Luxembourg)(b)	4.94% (3 Mo. LIBOR + 2.50%	)	5/7/2025	28,271	27,634,822	(e)
Cyanco Intermediate 2 Corp. 1st Lien Initial Term Loan	5.939% (1 Mo. LIBOR + 3.50%	)	3/16/2025	10,921	10,911,615
H.B. Fuller Co. Commitment Term Loan	4.441% (1 Mo. LIBOR + 2.00%	)	10/20/2024	19,815	19,525,591
Polar US Borrower, LLC 2018 1st Lien Term Loan	7.348% (3 Mo. LIBOR + 4.75%	)	10/15/2025	18,059	17,652,419	(e)
Starfruit Finco B.V. Initial Dollar Term Loan (Netherlands)(b)	5.717% (1 Mo. LIBOR + 3.25%	)	10/1/2025	67,846	67,499,646
Tata Chemicals North America Term Loan	5.375% (3 Mo. LIBOR + 2.75%	)	8/7/2020	15,576	15,605,166	(e)
Univar USA Inc. Term Loan B3	4.689% (1 Mo. LIBOR + 2.50%)		7/1/2024	14,129	14,087,816
Total					188,679,129

Consumer Durables 0.95%
Comfort Holding LLC 1st Lien Initial Term Loan	7.189% (1 Mo. LIBOR + 4.75%	)	2/5/2024	43,335	43,271,388
Comfort Holding LLC 2nd Lien Initial Term Loan	12.439% (1 Mo. LIBOR + 10.00%	)	2/3/2025	8,800	8,745,304	(e)
G-III Apparel Group, Ltd. Initial Term Loan	7.688% (1 Mo. LIBOR + 5.25%) - 7.75%		12/1/2022	25,948	26,110,031
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.851% (3 Mo. LIBOR + 4.25%	)	9/25/2024	26,671	24,604,009
TGP Holdings III LLC 2nd Lien Initial Term Loan	11.101% (3 Mo. LIBOR + 8.50%	)	9/25/2025	9,333	8,773,020	(e)
Total					111,503,752

Consumer Non-Durables 1.80%
ABG Intermediate Holdings 2 LLC 1st Lien Initial Term Loan	5.939% (1 Mo. LIBOR + 3.50%	)	9/26/2024	37,697	37,131,219
ABG Intermediate Holdings 2 LLC 2nd Lien Initial Term Loan	10.189% (1 Mo. LIBOR + 7.75%	)	9/29/2025	13,848	13,709,749
AI Aqua Merger Sub, Inc. 1st Lien 2017 Incremental Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	12/13/2023	15,012	14,552,706	(e)
AI Aqua Merger Sub, Inc. 1st Lien Tranche B1 Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	12/13/2023	36,310	35,311,333	(e)
Energizer Holdings, Inc. 2018 Term Loan B	4.75% (1 Mo. LIBOR + 2.25%	)	12/17/2025	27,489	27,386,021	(e)

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables (continued)
Isagenix International, LLC Senior Lien Term Loan	8.351% (3 Mo. LIBOR + 5.75%	)	6/14/2025	$22,862	$18,232,654
Recess Holdings, Inc. 1st Lien Initial Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	9/29/2024	16,519	16,385,129	(e)
Rodan & Fields, LLC Closing Date Term Loan	6.44% (1 Mo. LIBOR + 4.00%	)	6/6/2025	34,675	30,969,033
SRAM, LLC 1st Lien 2018 New Term Loan	5.231% (2 Mo. LIBOR + 2.75%) - 5.291%		3/15/2024	11,316	11,308,822	(e)
Werner Finco LP Initial Term Loan	6.601% (3 Mo. LIBOR + 4.00%	)	7/24/2024	7,186	6,862,388	(e)
Total					211,849,054

Energy 2.69%
Arctic LNG Carries Ltd. Term Loan (Marshall Islands)(b)	6.929% (1 Mo. LIBOR + 4.50%	)	5/18/2023	38,693	37,822,685
BCP Raptor II, LLC Initial Term Loan	7.189% (1 Mo. LIBOR + 4.75%	)	11/3/2025	19,843	19,313,886
BCP Renaissance Parent LLC Initial Term Loan	6.083% (3 Mo. LIBOR + 3.50%	)	10/31/2024	4,797	4,780,028
California Resources Corp. Initial Term Loan	7.178% (1 Mo. LIBOR + 4.75%	)	12/31/2022	52,119	49,773,253
Compass Power Generation, L.L.C. Tranche B1 Term Loan	5.939% (1 Mo. LIBOR + 3.50%	)	12/20/2024	23,483	23,553,212
Keane Group Holdings, LLC Initial Term Loan	6.25% (1 Mo. LIBOR + 3.75%	)	5/25/2025	38,142	37,569,774
Lower Cadence Holdings LLC Initial Term Loan	–	(f)	5/22/2026	46,311	46,296,644	(e)
Lucid Energy Group II Borrower, LLC Initial Term Loan	5.43% (1 Mo. LIBOR + 3.00%	)	2/17/2025	11,044	10,745,010
Medallion Midland Acquisition, LLC Initial Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	10/30/2024	25,623	25,292,200
Navitas Midstream Midland Basin, LLC Initial Term Loan	6.93% (1 Mo. LIBOR + 4.50%	)	12/13/2024	23,419	22,980,083
Seadrill Operating LP Initial Term Loan	8.601% (3 Mo. LIBOR + 6.00%	)	2/21/2021	17,426	13,638,965
Ulterra Drilling Technologies, LP Term Loan B	7.689% (1 Mo. LIBOR + 5.25%	)	11/26/2025	25,685	24,271,973	(e)
Total					316,037,713

Financial 5.06%
Achilles Acquisition LLC Closing Date Term Loan	6.50% (1 Mo. LIBOR + 4.00%	)	10/3/2025	24,949	24,948,613
Acrisure, LLC 1st Lien 2017 Refinancing Term Loan	6.772% (3 Mo. LIBOR + 4.25%	)	11/22/2023	26,614	26,530,828

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
Acrisure, LLC 1st Lien 2018 Additional Term Loan	6.272% (1 Mo. LIBOR + 3.75%	)	11/22/2023	$3,363	$3,330,360
Advisor Group, Inc. Initial Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	8/15/2025	30,770	30,828,069
Alliant Holdings Intermediate, LLC 2018 Initial Term Loan	5.43% (1 Mo. LIBOR + 3.00%	)	5/9/2025	38,169	37,272,238
Alliant Holdings Intermediate, LLC 2019 New Term Loan	5.701% (1 Mo. LIBOR + 3.25%	)	5/9/2025	19,131	18,915,776
Apollo Commercial Real Estate Finance, Inc Initial Term Loan	5.19% (3 Mo. LIBOR + 2.75%	)	5/15/2026	3,825	3,791,436
Asurion, LLC Amendment No. 14 Replacement Term Loan B4	5.439% (1 Mo. LIBOR + 3.00%	)	8/4/2022	16,683	16,643,264
Asurion, LLC Replacement Term Loan B6	5.439% (1 Mo. LIBOR +3.00%	)	11/3/2023	57,637	57,507,859
Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	6/15/2025	31,068	30,784,730
Blackstone Mortgage Trust, Inc. Initial Term Loan	4.939% (1 Mo. LIBOR + 2.50%	)	4/23/2026	9,571	9,600,957	(e)
Financial & Risk US Holdings, Inc. Initial Dollar Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	10/1/2025	47,983	46,888,110
Genworth Holdings, Inc. Initial Term Loan	6.993% (2 Mo. LIBOR + 4.50%	)	3/7/2023	30,604	30,929,036	(e)
Hub International Limited Initial Term Loan	5.292% (3 Mo. LIBOR + 3.00%)- 5.336%		4/25/2025	83,640	81,638,563
Jefferies Finance LLC Term Loan	–	(f)	5/21/2026	19,124	19,135,952
Millennium Trust Co., LLC Term Loan	7.439% (1 Mo. LIBOR + 5.00%	)	2/26/2026	19,147	19,123,066
Mitchell International, Inc. 1st Lien Initial Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	11/29/2024	32,850	31,429,158
NFP Corp. 1st Lien Initial Dollar Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	1/8/2024	14,619	14,244,424
PGX Holdings, Inc. 1st Lien Initial Term Loan	7.69% (1 Mo. LIBOR + 5.25%	)	9/29/2020	11,731	11,144,002
USI, Inc. 2017 New Term Loan	5.601% (3 Mo. LIBOR + 3.00%	)	5/16/2024	7,907	7,699,660
VFH Parent LLC Term Loan	6.126% (1 Mo. LIBOR + 3.50%	)	3/1/2026	41,598	41,701,594
York Risk Services Holding Corp. Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	10/1/2021	31,824	30,033,868
Total					594,121,563

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Food & Drug 1.28%
99¢ Only Stores 1st Lien Tranche B2 Term Loan	9.022% (3 Mo. LIBOR + 6.50%) - 9.5%		1/13/2022		$37,011	$33,679,878	(e)
Albertson’s LLC 2018 Term Loan B7	5.439% (1 Mo. LIBOR + 3.00%	)	11/17/2025		75,315	74,914,730
GOBP Holdings, Inc. 1st Lien Initial Term Loan	6.351% (3 Mo. LIBOR + 3.75%	)	10/18/2025		16,817	16,823,004
United Natural Foods, Inc. Initial Term Loan	6.689% (1 Mo. LIBOR + 4.25%	)	10/22/2025		29,220	25,128,784
Total						150,546,396

Food/Tobacco 5.13%
1011778 B.C. Unlimited Liability Co. Term Loan B3 (Canada)(b)	4.689% (1 Mo. LIBOR + 2.25%	)	2/16/2024		26,450	26,185,500
8th Avenue Food & Provisions, Inc. 1st Lien Term Loan	6.217% (1 Mo. LIBOR + 3.75%	)	10/1/2025		9,086	9,100,385
Aramark Intermediate HoldCo Corp. Dollar Term Loan B3	4.189% (1 Mo. LIBOR + 1.75%	)	3/11/2025		29,809	29,716,193
CEC Entertainment, Inc. Term Loan B	5.689% (1 Mo. LIBOR + 3.25%	)	2/14/2021		16,148	16,076,534
CHG PPC Parent LLC 1st Lien Initial Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	3/31/2025		7,847	7,768,609
Chobani, LLC 1st Lien New Term Loan	5.939% (1 Mo. LIBOR + 3.50%	)	10/10/2023		34,865	34,276,699
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	8.439% (1 Mo. LIBOR + 6.00%	)	6/27/2025		20,979	20,218,370
Dhanani Group Inc. Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	7/20/2025		28,819	27,990,670	(e)
Financiere Storage Facility Term Loan B(c)	3.75% (3 Mo. Euribor + 3.75%	)	9/29/2025	EUR	17,383	19,504,377
Flynn Restaurant Group LP 1st Lien Initial Term Loan	5.939%		6/27/2025		$44,723	43,627,049
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.467% (1 Mo. LIBOR + 7.00%	)	6/29/2026		6,291	6,102,270
GPS Hospitality Holding Co. LLC Initial Term Loan B	6.851% (3 Mo. LIBOR + 4.25%	)	12/6/2025		29,753	29,344,075	(e)
H-Food Holdings, LLC Initial Term Loan	6.126% (1 Mo. LIBOR + 3.69%	)	5/23/2025		64,155	62,906,011
IRB Holding Corp. Term Loan B	5.69% (1 Mo. LIBOR + 3.25%	)	2/5/2025		46,010	45,610,728
JBS USA Lux S.A. (Luxembourg) 2019 Term Loan B(b)	5.025% (2 Mo. LIBOR + 2.50%	)	5/1/2026		41,636	41,631,628

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)
Miller’s Ale House, Inc. Term Loan B	7.217% (1 Mo. LIBOR +4.75%	)	5/26/2025	$24,141	$23,537,063
NPC International, Inc. 2nd Lien Initial Term Loan	9.939% (1 Mo. LIBOR + 7.50%	)	4/18/2025	9,531	6,290,460
Panera Bread Co. Term Loan	4.25% (1 Mo. LIBOR + 1.75%	)	7/18/2022	21,916	21,485,014
Post Holdings, Inc. Series A Incremental Term Loan	4.44% (1 Mo. LIBOR + 2.00%	)	5/24/2024	9,596	9,570,900
Red Lobster Management LLC 1st Lien Initial Term Loan	7.689% (1 Mo. LIBOR + 5.25%	)	7/28/2021	32,820	32,532,944
Sigma Holdco B.V. Facility Term Loan B2 (Netherlands)(b)	5.603% (3 Mo. LIBOR + 3.00%	)	7/2/2025	30,084	29,602,402
Sunshine Investments B.V. Facility Term Loan B3 (Netherlands)(b)	5.768% (3 Mo. LIBOR + 3.25%	)	3/28/2025	9,682	9,657,994	(e)
US Foods, Inc. Initial Term Loan	4.439% (1 Mo. LIBOR + 2.00%	)	6/27/2023	50,210	49,824,788
Total					602,560,663

Forest Products 2.51%
Berry Global, Inc. Term Loan Q	4.451% (1 Mo. LIBOR + 2.00%	)	10/1/2022	23,837	23,693,645
Berry Global, Inc. Term Loan S	4.201% (1 Mo. LIBOR + 1.75%	)	2/8/2020	2,084	2,082,188
Berry Global, Inc. Term Loan T	4.201% (1 Mo. LIBOR + 1.75%	)	1/6/2021	16,469	16,431,307
Berry Global, Inc. Term Loan U	–	(f)	5/17/2026	71,060	70,793,880
BWay Holding Co. Initial Term Loan	5.854% (3 Mo. LIBOR + 3.25%	)	4/3/2024	1,402	1,369,446
Klockner Pentaplast of America, Inc. Dollar Term Loan	6.689% (1 Mo. LIBOR + 4.25%	)	6/30/2022	21,669	19,159,179
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	6.065% (1 Mo. LIBOR + 3.50%	)	11/18/2023	45,250	43,694,619
Ranpak Corp. 2nd Lien Initial Term Loan	9.691% (1 Mo. LIBOR + 7.25%	)	10/3/2022	6,742	6,716,359	(e)
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	2/5/2023	39,358	39,080,489
Southern Graphics Inc. 1st Lien Refinancing Term Loan	5.689% (1 Mo. LIBOR + 3.25%) - 5.731%		12/31/2022	26,462	22,228,144
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.981% (1 Mo. LIBOR + 7.50%	)	12/31/2023	9,480	7,015,200	(e)
Spectrum Holdings III Corp. 1st Lien Closing Date Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	1/31/2025	24,212	23,031,678

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Forest Products (continued)
Spectrum Holdings III Corp. 2nd Lien Closing Date Term Loan	9.439% (1 Mo. LIBOR + 7.00%	)	1/31/2026	$11,425	$10,568,099	(e)
Trident TPI Holdings, Inc. Tranch B1 Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	10/17/2024	9,238	8,914,222
Total					294,778,455

Gaming/Leisure 5.13%
24 Hour Fitness Worldwide, Inc. Term Loan	5.939% (1 Mo. LIBOR + 3.50%	)	5/30/2025	9,584	9,537,632
Alterra Mountain Co. Initial Bluebird Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	7/31/2024	45,502	45,435,314
Bulldog Purchaser Inc. 1st Lien Delayed Draw Term Loan	3.75%		8/22/2025	736	730,696	(e)
Bulldog Purchaser Inc. 1st Lien Initial Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	9/5/2025	27,249	27,044,391
Caesars Resort Collection, LLC Term Loan B	5.189% (1 Mo. LIBOR + 2.75%	)	12/22/2024	17,198	17,098,514
CEOC, LLC Term Loan B	4.439% (1 Mo. LIBOR + 2.00%	)	10/6/2024	62,238	61,678,242
Equinox Holdings Inc. 1st Lien Incremental Term Loan B1	5.439% (1 Mo. LIBOR + 3.00%	)	3/8/2024	29,786	29,730,486
ESH Hospitality, Inc. Third Repriced Term Loan	4.439% (1 Mo. LIBOR + 2.00%	)	8/30/2023	11,675	11,652,698
Everi Payments Inc. Term Loan B	5.439% (1 Mo. LIBOR + 3.00%	)	5/9/2024	32,134	32,133,700
Gateway Casinos & Entertainment Limited Initial Term Loan (Canada)(b)	5.601% (3 Mo. LIBOR + 3.00%	)	3/13/2025	15,335	15,363,871
Golden Entertainment, Inc. 1st Lien Facility Term Loan B	5.43% (1 Mo. LIBOR + 3.00%	)	10/21/2024	40,642	40,590,866	(e)
Life Time Fitness, Inc. 2017 Refinancing Term Loan	5.275% (3 Mo. LIBOR + 2.75%	)	6/10/2022	54,616	54,473,709
MGM Resorts International Term Loan A	4.439% (1 Mo. LIBOR 2.00%	)	12/21/2023	28,712	28,586,385	(e)
PCI Gaming Authority Facility Term Loan B	–	(f)	5/29/2026	19,130	19,165,869
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(b)	5.19% (1 Mo. LIBOR + 2.75%	)	4/29/2024	24,978	24,548,328
Scientific Games International, Inc. Initial Term Loan B5	5.189% (1 Mo. LIBOR + 2.75%) - 5.231%		8/14/2024	75,153	74,072,747
Stars Group Holdings B.V. (The) (Netherlands) USD Term Loan(b)	6.101% (3 Mo. LIBOR + 3.50%	)	7/10/2025	62,592	62,684,569
Station Casinos LLC Facility Term Loan B	4.94% (1 Mo. LIBOR + 2.50%	)	6/8/2023	14,989	14,906,590

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
VICI Properties 1 LLC Term Loan B	4.436% (1 Mo. LIBOR + 2.00%	)	12/20/2024	$20,542	$20,415,122
Wynn America, LLC Extended Facility Term Loan	4.19% (1 Mo. LIBOR + 1.75%	)	12/31/2021	13,410	13,275,900
Total					603,125,629

Healthcare 12.05%
Agiliti Health, Inc. Initial Term Loan	5.50% (1 Mo. LIBOR + 3.00%	)	1/4/2026	4,817	4,811,039	(e)
Air Medical Group Holdings, Inc. 2018 Term Loan	5.69% (1 Mo. LIBOR + 3.25%	)	4/28/2022	42,446	41,587,694
Amneal Pharmaceuticals LLC Initial Term Loan	6.00% (1 Mo. LIBOR + 3.50%	)	5/4/2025	38,188	37,978,399
athenahealth Inc. 1st Lien Term Loan B	6.951% (3 Mo. LIBOR + 4.50%) - 7.045%		2/11/2026	47,847	47,886,952
Auris LuxCo 1st Lien Facility Term Loan B (Luxembourg)(b)	6.189% (1 Mo. LIBOR + 3.75%	)	2/27/2026	30,749	30,871,996
Bausch Health Cos., Inc. 1st Incremental Term Loan (Canada)(b)	5.217% (1 Mo. LIBOR + 2.75%	)	11/27/2025	35,362	35,180,419
Bausch Health Cos., Inc. Initial Term Loan (Canada)(b)	5.467% (1 Mo. LIBOR + 3.00%	)	6/2/2025	21,488	21,451,142
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.689% (1 Mo. LIBOR + 2.25%	)	5/20/2024	2,829	2,828,367
CCS-CMGC Holdings, Inc. 1st Lien Initial Term Loan	7.939% (1 Mo. LIBOR + 5.50%	)	9/20/2025	28,854	28,240,761
Change Healthcare Holdings, Inc. Closing Date Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	3/1/2024	78,447	77,360,990
Concentra Inc. 1st Lien Tranche B1 Term Loan	5.22% (1 Mo. LIBOR + 2.75%	)	6/1/2022	32,211	32,049,773	(e)
CP VI Bella Midco, LLC 1st Lien Initial Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	12/28/2024	33,565	32,683,512
CP VI Bella Midco, LLC 2nd Lien Initial Term Loan	9.189% (1 Mo. LIBOR + 6.75%	)	12/28/2025	8,764	8,610,630
Envision Healthcare Corp. Initial Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	10/10/2025	44,956	41,060,037
Equian Buyer Corp. 2018 Incremental Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	5/20/2024	23,962	23,818,535
FHC Health Systems, Inc. Initial Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	12/23/2021	29,518	28,164,860
Gentiva Health Services, Inc. 1st Lien Closing Date Initial Term Loan	6.25% (1 Mo. LIBOR + 3.75%	)	7/2/2025	50,750	50,876,809	(e)

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Gentiva Health Services, Inc. 2nd Lien Initial Term Loan	9.50% (1 Mo. LIBOR + 7.00%	)	7/2/2026	$9,680	$9,855,450	(e)
Grifols Worldwide Operations Limited Tranche B Term Loan	4.637% (1 Wk. LIBOR + 2.25%	)	1/31/2025	37,073	36,947,952
Heartland Dental, LLC Delayed Draw Term Loan	3.75%		4/30/2025	369	358,078
Heartland Dental, LLC Initial Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	4/30/2025	16,495	16,000,403
Iqvia Inc. Dollar Term Loan B3	4.189% (3 Mo. LIBOR + 1.75%	)	6/11/2025	19,216	19,110,106
Jaguar Holding Co.II, LLC 2018 Term Loan	4.939%		8/18/2022	53,811	53,301,980
Kindred Healthcare, LLC Closing Date Term Loan	7.50% (1 Mo. LIBOR + 5.00%	)	6/19/2025	15,949	15,789,163	(e)
MPH Acquisition Holdings LLC Initial Term Loan	5.351% (3 Mo. LIBOR + 2.75%	)	6/7/2023	62,447	61,171,919
National Mentor Holdings, Inc. 1st Lien Initial Term Loan	6.69% (1 Mo. LIBOR + 4.25%	)	3/9/2026	28,690	28,821,286
Navicure, Inc. 1st Lien Initial Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	11/1/2024	25,252	25,110,409
Navicure, Inc. 2nd Lien Initial Term Loan	9.939% (1 Mo. LIBOR + 7.50%	)	10/23/2025	11,573	11,457,270	(e)
NMN Holdings III Corp. 1st Lien Closing Date Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	11/13/2025	19,818	19,668,996
NMN Holdings III Corp. 1st Lien Delay Draw Term Loan	1.875%		11/13/2025	4,213	4,181,874
NVA Holdings, Inc. 1st Lien Term Loan B3	5.189% (1 Mo. LIBOR + 2.75%	)	2/2/2025	41,262	40,041,537
Ortho-Clinical Diagnostics, Inc. 2nd Amendment New Term Loan	5.695% (3 Mo. LIBOR + 3.25%	)	6/30/2025	40,909	39,613,386
Parexel International Corp. Initial Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	9/27/2024	33,493	31,916,154
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.939% (1 Mo. LIBOR + 6.50%	)	10/21/2024	4,960	4,978,787
Press Ganey Holdings, Inc.1st Lien 2018 Replacement Term Loans	5.189% (1 Mo. LIBOR + 2.75%	)	10/23/2023	44,736	44,512,766
RegionalCare Hospital Partners Holdings, Inc. 1st Lien Term Loan	6.93% (1 Mo. LIBOR + 4.50%	)	11/16/2025	69,022	68,978,814
Select Medical Corp. Tranche B Term Loan	4.93% (1 Mo. LIBOR + 2.50%	)	3/6/2025	13,932	13,931,850	(e)
Sound Inpatient Physicians, Inc. 1st Lien Initial Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	6/27/2025	32,096	32,105,927
Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	9.189% (1 Mo. LIBOR + 6.75%	)	6/26/2026	7,540	7,532,950

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Sterigenics-Nordion Holdings, LLC Incremental Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	5/15/2022	$15,318	$15,202,798
Surgery Center Holdings, Inc. Initial Term Loan	5.69% (1 Mo. LIBOR + 3.25%	)	9/2/2024	47,672	46,867,276
Team Health Holdings, Inc. Initial Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	2/6/2024	41,786	37,816,266
U.S. Renal Care, Inc. 1st Lien Initial Term Loan	6.851% (3 Mo. LIBOR + 4.25%	)	12/30/2022	48,245	48,310,780
Verscend Holding Corp. Term Loan	6.939% (1 Mo. LIBOR + 4.50%	)	8/27/2025	67,313	67,464,199
Viant Medical Holdings, Inc. 1st Lien Initial Term Loan	6.351% (3 Mo. LIBOR + 3.75%	)	7/2/2025	9,631	9,546,337
Wink Holdco, Inc. 1st Lien Initial Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	12/2/2024	23,878	23,408,292
Wink Holdco, Inc. 2nd Lien Initial Term Loan	9.19% (1 Mo. LIBOR + 6.75%	)	11/3/2025	4,485	4,451,363
Zotec Partners, LLC Term Loan	7.43% (1 Mo. LIBOR + 5.00%	)	2/14/2024	31,403	31,560,420	(e)
Total					1,415,476,703

Housing 1.87%
Builders FirstSource, Inc. Refinancing Term Loan	5.601% (3 Mo. LIBOR + 3.00%	)	2/29/2024	7,189	7,164,133
CPG International LLC New Term Loan	6.633% (6 Mo. LIBOR + 3.75%	)	5/5/2024	26,395	26,131,338	(e)
Foundation Building Materials Holding Co. LLC Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	8/13/2025	24,037	23,796,390
GYP Holdings III Corp. 1st Lien 2018 Incremental Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	6/1/2025	42,778	42,082,529
Hamilton Holdco LLC Term Loan	4.61% (3 Mo. LIBOR + 2.00%	)	7/2/2025	14,247	14,175,576	(e)
LBM Borrower, LLC 1st Lien Tranche C Term Loan	6.189% (3 Mo. LIBOR + 3.75%	)	8/20/2022	22,046	22,078,360
Ply Gem Midco, Inc. Initial Term Loan	6.354% (3 Mo. LIBOR + 3.75%	)	4/12/2025	46,072	45,514,766
Quikrete Holdings, Inc. 1st Lien Initial Term Loan	5.19% (1 Mo. LIBOR + 2.75%	)	11/15/2023	23,926	23,557,181
SRS Distribution Inc. Initial Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	5/23/2025	16,213	15,645,700
Total					220,145,973

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology 11.01%
Barracuda Networks, Inc. 1st Lien 2019 Incremental Term Loan	5.774% (3 Mo. LIBOR + 3.25%	)	2/12/2025	$23,853	$23,826,707
Boxer Parent Co. Inc. Initial Dollar Term Loan	6.851% (3 Mo. LIBOR + 4.25%	)	10/2/2025	67,586	66,521,139
Carbonite, Inc Initial Term Loan	6.18% (1 Mo. LIBOR + 3.75%	)	3/26/2026	17,243	17,315,004
CentralSquare Technologies, LLC 1st Lien Initial Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	8/29/2025	45,256	44,916,890
CentralSquare Technologies, LLC 2nd Lien Initial Term Loan	9.939% (1 Mo. LIBOR + 7.50%	)	8/31/2026	4,831	4,782,690	(e)
Cologix Holdings, Inc. 1st Lien Initial Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	3/20/2024	9,949	9,545,741
Cypress Intermediate Holdings III, Inc. 1st Lien Initial Term Loan	5.19% (1 Mo. LIBOR + 2.75%	)	4/26/2024	20,832	20,754,151
Cypress Intermediate Holdings III, Inc. 2nd Lien Initial Term Loan	9.189% (1 Mo. LIBOR + 6.75%	)	4/27/2025	6,303	6,369,969
Datto, Inc. Term Loan	6.689% (1 Mo. LIBOR + 4.25%	)	4/2/2026	20,117	20,318,170	(e)
DigiCert, Inc. 1st Lien Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	10/31/2024	15,309	15,304,293
EIG Investors Corp. 2018 Refinancing Term Loan	6.18% (3 Mo. LIBOR + 3.75%) - 6.27%		2/9/2023	14,285	14,266,445
Epicor Software Corp. Term Loan B	5.69% (1 Mo. LIBOR + 3.25%	)	6/1/2022	37,373	37,266,295
Eta Australia Holdings III Pty Ltd (Australia) Term Loan(b)	6.439% (1 Mo. LIBOR + 4.00%	)	6/5/2026	19,152	19,199,880
GlobalFoundries Inc (Singapore) Term Loan(b)	–	(f)	5/24/2026	47,798	47,559,010	(e)
Hyland Software, Inc. 1st Lien 2018 Refinancing Term Loan	5.689% (1 Mo. LIBOR + 3.50%	)	7/1/2024	11,535	11,548,955
Hyland Software, Inc. 2nd Lien Initial Term Loan	9.439% (1 Mo. LIBOR + 7.00%	)	7/7/2025	30,685	30,914,826
Imperva, Inc. Term Loan	6.453% (1 Mo. LIBOR + 4.00%	)	1/12/2026	33,897	33,705,967
ION Trading Technologies S.A.R.L. 2018 1st Lien Initial Dollar Term Loan (Luxembourg)(b)	6.651% (3 Mo. LIBOR + 4.00%	)	11/21/2024	62,366	60,974,088
KeyW Corp.(The) 1st Lien Term Loan	6.951% (1 Mo. LIBOR + 4.50%	)	5/2/2024	26,498	26,580,594	(e)
MA FinanceCo., LLC Tranche B3 Term Loan	4.929% (1 Mo. LIBOR + 2.50%	)	6/21/2024	8,505	8,412,256
McAfee, LLC Dollar Term Loan B	6.178% (2 Mo. LIBOR + 3.75%	)	9/30/2024	22,268	22,286,797
Microchip Technology Inc. Initial Term Loan	4.44% (1 Mo. LIBOR + 2.00%	)	5/29/2025	10,329	10,318,898

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Misys Limited 1st Lien Dollar Term Loan	6.101% (3 Mo. LIBOR + 3.50%	)	6/13/2024	$66,041	$64,807,095
Nomad Buyer, Inc. Initial Term Loan	7.467%		8/1/2025	35,632	35,275,626
ON Semiconductor Corp. 2018 New Replacement Term Loan B3	4.189% (1 Mo. LIBOR +1.75%	)	3/31/2023	18,561	18,378,940
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.829% (3 Mo. LIBOR + 7.25%	)	8/1/2025	12,294	10,434,168	(e)
Perforce Intermediate Holdings, LLC Initial Term Loan	6.928% (1 Mo. LIBOR + 4.50%	)	12/27/2024	13,832	13,857,986	(e)
Perspecta Inc. Advance Term Loan B	4.689% (1 Mo. LIBOR + 2.25%	)	5/30/2025	7,415	7,400,802
Project Angel Parent, LLC 1st Lien Initial Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	5/30/2025	13,484	13,349,398	(e)
Project Boost Purchaser, LLC 1st Lien Term Loan	–	(f)	6/1/2026	14,342	14,328,590	(e)
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.524% (3 Mo. LIBOR + 3.00%) - 5.576%		11/3/2023	15,776	14,662,553
Renaissance Holding Corp. 1st Lien Initial Term Loan	5.731% (1 Mo. LIBOR + 3.25%	)	5/30/2025	29,576	29,064,344
RP Crown Parent, LLC Initial Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	10/12/2023	19,610	19,511,530
Science Applications International Corp. Tranche B Term Loan	4.189% (1 Mo. LIBOR + 1.75%	)	10/31/2025	23,781	23,657,593
Seattle SpinCo, Inc. Initial Term Loan	4.939% (1 Mo. LIBOR + 2.50%	)	6/21/2024	57,531	56,902,239
Severin Acquisition, LLC 1st Lien Initial Term Loan	5.815% (3 Mo. LIBOR + 3.25%	)	8/1/2025	32,652	32,284,828
Sirius Computer Solutions, Inc. 2019 Term Loan B	–	(f)	5/20/2026	14,342	14,359,928
SolarWinds Holdings, Inc. 1st Lien 2018 Refinancing Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	2/5/2024	55,677	55,333,452
Solera, LLC Dollar Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	3/3/2023	4,772	4,746,054
Sophia, L.P. Term Loan B	5.851% (3 Mo. LIBOR + 3.25%	)	9/30/2022	52,114	51,937,717
SS&C Technologies Holdings, Inc. Term Loan B3	4.689% (1 Mo. LIBOR + 2.25%	)	4/16/2025	34,703	34,538,936
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(b)	4.689% (1 Mo. LIBOR + 2.25%	)	4/16/2025	24,342	24,227,533
SS&C Technologies Holdings, Inc. Term Loan B5	4.689% (1 Mo. LIBOR + 2.25%	)	4/16/2025	44,149	43,946,093
Uber Technologies 2018 Incremental Term Loan B1	5.93% (1 Mo. LIBOR + 3.50%	)	7/13/2023	24,229	24,196,274
Uber Technologies, Inc. Term Loan	6.453% (1 Mo. LIBOR + 4.00%	)	4/4/2025	22,979	22,976,698

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)
Vertafore, Inc. 1st Lien Initial Term Loan	5.689% (3 Mo. LIBOR + 3.25%	)	7/2/2025		$55,449	$53,605,733
Vertafore, Inc. 2nd Lien Initial Term Loan	9.689% (1 Mo. LIBOR + 7.25%	)	7/2/2026		30,976	30,519,569
Web.com Group, Inc.1st Lien Initial Term Loan	6.203% (1 Mo. LIBOR + 3.75%	)	10/10/2025		27,417	27,149,292
Total						1,294,141,736

Manufacturing 5.31%
AI Alpine AT BidCo GmbH Facility Term Loan B(c)	3.50% (1 Mo. Euribor + 3.50%	)	10/31/2025	EUR	7,447	8,308,358
AI Alpine AT BidCo GmbH Facility Term Loan B (Austria)(b)	5.736% (1 Mo. LIBOR + 3.25%	)	10/31/2025		$16,836	16,625,593	(e)
Altra Industrial Motion Corp. Term Loan	4.439% (1 Mo. LIBOR + 2.00%	)	10/1/2025		14,887	14,765,940
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	6.802% (2 Mo. LIBOR + 4.25%) - 6.851%		6/21/2024		60,801	59,148,288
Bright Bidco B.V. 2018 Refinancing Term Loan B (Netherlands)(b)	5.939% (1 Mo. LIBOR + 3.50%) - 6.101%		6/30/2024		38,475	29,321,192
CD&R Hydra Buyer, Inc. Initial Term Loan	6.689% (1 Mo. LIBOR + 4.25%	)	12/11/2024		17,925	17,864,860
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.436% (1 Mo. LIBOR + 3.00%	)	11/23/2020		33,326	33,279,163
Crosby US Acquisition Corp. 2nd Lien Initial Term Loan	8.43% (1 Mo. LIBOR + 6.00%	)	11/22/2021		9,652	9,615,805
Deliver Buyer, Inc. Term Loan	7.601% (3 Mo. LIBOR + 5.00%	)	5/1/2024		29,525	29,396,251
Dynacast International LLC 1st Lien Term Loan B2	5.851% (3 Mo. LIBOR + 3.25%	)	1/28/2022		9,382	9,182,854	(e)
Dynacast International LLC 2nd Lien Initial Term Loan	11.101% (3 Mo. LIBOR + 8.50%	)	1/30/2023		5,636	5,579,553
EXC Holdings III Corp. 2nd Lien Initial Term Loan	10.096% (3 Mo. LIBOR + 7.50%	)	12/1/2025		14,968	14,999,208
Excelitas Technologies Corp. 1st Lien Initial Dollar Term Loan	6.101% (3 Mo. LIBOR + 3.50%	)	12/2/2024		21,838	21,838,208	(e)
Forterra Finance, LLC Replacement Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	10/25/2023		39,195	36,488,285
Helix Acquisition Holdings, Inc. 1st Lien 2018 New Term Loan	6.351% (3 Mo. LIBOR + 3.50%	)	9/30/2024		18,431	18,047,380
Helix Acquisition Holdings, Inc. 2nd Lien Initial Term Loan	10.601% (3 Mo. LIBOR + 8.00%	)	9/29/2025		9,780	9,682,200
II-VI Incorporated Term Loan B	–	(f)	3/8/2026		17,701	17,601,520	(e)

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)
Milacron LLC Term Loan B	4.939% (1 Mo. LIBOR + 2.50%	)	9/28/2023	$19,017	$18,636,857	(e)
Pro Mach Group, Inc. 1st Lien Initial Term Loan	5.19% (1 Mo. LIBOR + 2.75%	)	3/7/2025	33,966	33,000,342
Robertshaw US Holding Corp. 2nd Lien Initial Term Loan	10.50% (1 Mo. LIBOR + 8.00%	)	2/28/2026	5,308	4,684,310	(e)
Sabre Industries, Inc. 2019 Term Loan B	6.94% (1 Mo. LIBOR + 4.50%	)	4/2/2026	19,154	19,190,010	(e)
Safe Fleet Holdings LLC 1st Lien Initial Term Loan	5.47% (1 Mo. LIBOR + 3.00%	)	2/1/2025	18,124	17,671,386	(e)
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	9.22% (1 Mo. LIBOR + 6.75%	)	2/1/2026	4,675	4,569,813	(e)
Tecostar Holdings, Inc. 1st Lien 2017 Term Loan	5.953% (1 Mo. LIBOR + 3.50%	)	5/1/2024	27,698	27,628,445
Titan Acquisition Limited Initial Term Loan (United Kingdom)(b)	5.439% (1 Mo. LIBOR + 3.00%	)	3/28/2025	29,680	28,576,694
Utex Industries, Inc. 1st Lien Initial Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	5/22/2021	32,534	31,395,642	(e)
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.689% (1 Mo. LIBOR + 7.25%	)	5/22/2022	22,936	21,516,950	(e)
Vectra Co. 1st Lien Initial Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	3/8/2025	29,598	28,451,601
Yak Access, LLC 1st Lien Initial Term Loan	7.439% (1 Mo. LIBOR +5.00%	)	7/2/2025	39,712	37,478,495	(e)
Total					624,545,203

Media/Telecommunications 12.63%
Altice Financing SA March 2017 Refinancing Term Loan (Luxembourg)(b)	5.19% (1 Mo. LIBOR + 2.75%	)	7/15/2025	29,673	28,473,699
Altice Financing SA October 2017 Dollar Term Loan (Luxembourg)(b)	5.182% (1 Mo. LIBOR + 2.75%	)	1/31/2026	9,552	9,169,455
Altice France SA Incremental Term Loan B13 (France)(b)	6.44% (1 Mo. LIBOR + 4.00%	)	8/14/2026	53,863	52,561,073
AMC Entertainment Holdings Inc. Term Loan B	5.44% (1 Mo. LIBOR + 3.00%	)	4/22/2026	28,734	28,662,165
CBS Radio Inc. Additional Term Loan B1	5.178% (1 Mo. LIBOR + 2.75%	)	11/18/2024	11,237	11,236,520
Cengage Learning, Inc. 2016 Refinancing Term Loan	6.68% (1 Mo. LIBOR + 4.25%	)	6/7/2023	29,506	28,191,283
CenturyLink, Inc. Initial Term Loan A	5.189% (1 Mo. LIBOR + 2.75%	)	11/1/2022	24,075	24,055,288
CenturyLink, Inc. Initial Term Loan B	5.189% (1 Mo. LIBOR + 2.75%	)	1/31/2025	113,225	110,311,921

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Charter Communications Operating, LLC Term Loan B	4.44% (1 Mo. LIBOR + 2.00%	)	4/30/2025	$31,966	$31,940,251
Cogeco Communications (USA) II LP Term Loan B	4.689% (1 Mo. LIBOR + 2.25%	)	1/3/2025	12,753	12,668,180
Communications Sales & Leasing, Inc. Shortfall Term Loan	7.439% (1 Mo. LIBOR + 5.00%	)	10/24/2022	13,418	13,097,390
Consolidated Communications, Inc. Initial Term Loan	5.44% (1 Mo. LIBOR + 3.00%	)	10/4/2023	48,328	47,354,038
Crown Finance US, Inc. Initial Dollar Tranche Term Loan	4.689% (1 Mo. LIBOR + 2.25%	)	2/28/2025	45,702	45,003,230
CSC Holdings, LLC January 2018 Incremental Term Loan	4.94% (1 Mo. LIBOR + 2.50%	)	1/25/2026	24,109	23,886,457
CSC Holdings, LLC March 2017 Refinancing Term Loan	4.69% (1 Mo. LIBOR + 2.25%	)	7/17/2025	68,477	67,257,760
CSC Holdings, LLC October 2018 Incremental Term Loan	4.69% (1 Mo. LIBOR + 2.25%	)	1/15/2026	19,217	18,904,564
Cyxtera DC Holdings, Inc. 1st Lien Initial Term Loan	5.60% (1 Mo. LIBOR + 3.00%	)	5/1/2024	38,703	36,799,631
Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.86% (1 Mo. LIBOR + 7.25%	)	5/1/2025	26,341	22,818,161
Formula One Management Limited Facility Term Loan B3 (Luxembourg)(b)	4.939% (1 Mo. LIBOR +2.50%	)	2/1/2024	29,413	28,854,622
Gray Television, Inc. Term Loan B	4.733% (1 Mo. LIBOR + 2.25%	)	2/7/2024	13,185	13,109,911
Gray Television, Inc. Term Loan C	4.983% (1 Mo. LIBOR + 2.50%	)	1/2/2026	37,902	37,804,220
Hargray Communications Group, Inc. Initial Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	5/16/2024	18,277	18,134,485
iHeartCommunications, Inc. Initial Term Loan	6.579% (3 Mo. LIBOR + 4.00%	)	5/4/2026	46,180	46,279,449
Intelsat Jackson Holdings SA Tranche B3 Term Loan (Luxembourg)(b)	6.18% (1 Mo. LIBOR + 3.75%	)	11/27/2023	174	171,934
Level 3 Financing, Inc. 2024 Tranche B Term Loan	4.689% (1 Mo. LIBOR + 2.25%	)	2/22/2024	31,473	31,012,707
Lions Gate Capital Holdings LLC Term Loan B	4.689% (1 Mo. LIBOR + 2.25%	)	3/24/2025	42,952	42,773,129
MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(b)	8.35% (3 Mo. LIBOR + 5.75%	)	8/13/2021	27,255	27,205,489
MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(b)	11.596% (3 Mo. LIBOR + 9.00%	)	8/13/2022	34,261	34,196,761
Mission Broadcasting, Inc. Term Loan B3	4.736% (1 Mo. LIBOR + 2.25%	)	1/17/2024	4,709	4,662,180

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
NEP Group, Inc. 1st Lien Initial Dollar Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	10/20/2025	$19,216	$19,215,597
Nexstar Broadcasting, Inc. Term Loan B3	4.678%		1/17/2024	24,616	24,370,042
Numericable U.S. LLC Dollar Term Loan B12 (France)(b)	6.127% (1 Mo. LIBOR + 3.688%	)	1/31/2026	9,764	9,421,808
Radiate Holdco, LLC Closing Date Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	2/1/2024	45,139	44,551,508
Recorded Books Inc. Initial Term Loan	6.939% (1 Mo. LIBOR + 4.50%	)	8/9/2025	6	5,793	(e)
Sinclair Television Group, Inc. Tranche B Term Loan	4.69% (1 Mo. LIBOR + 2.25%	)	1/3/2024	23,324	23,272,546
SMG US Midco 2, Inc. 1st Lien Initial Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	1/23/2025	23,476	23,336,423
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	9.439% (1 Mo. LIBOR + 7.00%	)	1/23/2026	9,689	9,834,468
Sprint Communications, Inc. 2019 Incremental Term Loan	5.50% (1 Mo. LIBOR + 3.00%	)	2/2/2024	18,955	18,789,404
Sprint Communications, Inc. Initial Term Loan	5.00% (1 Mo. LIBOR + 2.50%	)	2/2/2024	66,439	65,110,685
Telenet Financing USD LLC Facility Term Loan AN	4.69% (1 Mo. LIBOR + 2.25%	)	8/15/2026	19,362	19,160,345
Telesat Canada Term Loan B4 (Canada)(b)	5.11% (3 Mo. LIBOR + 2.50%	)	11/17/2023	19,385	19,191,309	(e)
Townsquare Media, Inc. Additional Term Loan B	5.439% (1 Mo. LIBOR + 3.00%	)	4/1/2022	9,426	9,443,447	(e)
UFC Holdings, LLC 2019 1st Lien Term Loan	5.69% (1 Mo. LIBOR + 3.25%	)	4/29/2026	47,956	47,953,332
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.69% (1 Mo. LIBOR + 2.25%	)	9/30/2025	49,735	49,562,171
Univision Communications Inc. 2017 1st Lien Replacement Repriced Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	3/15/2024	54,001	51,331,380
Virgin Media Bristol LLC Facility Term Loan K	4.94% (1 Mo. LIBOR + 2.50%	)	1/15/2026	26,870	26,687,821
WideOpenWest Finance, LLC 8th Amendment Term Loan B	5.68% (1 Mo. LIBOR + 3.25%	)	8/18/2023	59,326	57,966,075
William Morris Endeavor Entertainment, LLC 1st Lien Term Loan B1	5.36% (1 Mo. LIBOR + 2.75%	)	5/18/2025	39,908	38,810,343
Windstream Services, LLC 2016 Tranche B6 Term Loan	10.50% (1 Mo. LIBOR + 4.00%	)	3/29/2021	17,780	18,188,835
Ziggo Secured Finance Partnership Facility Term Loan E	4.94% (1 Mo. LIBOR + 2.50%	)	4/15/2025	11,885	11,618,398
Total					1,484,417,683

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Metals/Minerals 1.45%
Contura Energy, Inc. Term Loan	7.453% (1 Mo. LIBOR + 5.00%	)	11/10/2025		$30,071	$30,108,939
Graftech International Ltd. Initial Term Loan	5.939% (1 Mo. LIBOR + 3.50%	)	2/12/2025		61,823	61,436,759	(e)
Murray Energy Corp. Superpriority Term Loan B2	9.772% (3 Mo. LIBOR + 7.25%	)	10/17/2022		23,737	18,455,156
Oxbow Carbon LLC 2nd Lien Term Loan	9.939% (1 Mo. LIBOR + 7.50%	)	1/4/2024		13,932	13,971,219	(e)
Phoenix Services International LLC Term Loan B	6.203% (1 Mo. LIBOR + 3.75%	)	3/1/2025		6,391	6,398,745
TMS International Corp. Term Loan B2	5.189% (1 Mo. LIBOR + 2.75%	)	8/14/2024		17,165	17,057,680	(e)
U.S. Silica Co. Term Loan	6.50% (1 Mo. LIBOR + 4.00%	)	5/1/2025		23,766	22,659,501
Total						170,087,999

Retail 4.66%
Amer Sports Oyj Euro Term Loan B(c)	4.50% (1 Mo. EURIBOR + 4.50%	)	2/26/2026	EUR	36,452	41,007,406
Anastasia Parent, LLC Closing Date Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	8/11/2025		$38,903	34,064,439
Ascena Retail Group, Inc. Tranche B Term Loan	7.00% (1 Mo. LIBOR + 4.50%	)	8/21/2022		45,492	38,469,513
Bass Pro Group, LLC Initial Term Loan	7.439% (1 Mo. LIBOR + 5.00%	)	9/25/2024		27,800	27,104,580
BDF Acquisition Corp. Initial Term Loan	7.689% (1 Mo. LIBOR + 5.25%	)	8/14/2023		23,995	23,575,219	(e)
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.453% (1 Mo. LIBOR + 3.00%	)	2/3/2024		39,727	39,801,573
Calceus Acquisition, Inc. Initial Term Loan	7.939% (1 Mo. LIBOR + 5.50%	)	2/12/2025		7,607	7,573,875
Coty Inc. USD Term Loan	–	(f)	4/7/2025		14,586	14,002,560
CVS Holdings I, LP 1st Lien Initial Term Loan	5.19% (1 Mo. LIBOR + 2.75%	)	2/6/2025		20,389	20,091,676
CVS Holdings I, LP 2nd Lien Initial Term Loan	9.19% (1 Mo. LIBOR + 6.75%	)	2/6/2026		15,305	15,219,394	(e)
EG Group Limited 2nd Lien Facility Term Loan (United Kingdom)	10.601% (3 Mo. LIBOR + 8.00%	)	4/20/2026		11,019	10,931,463
Harbor Freight Tools USA, Inc. 2018 Initial Term Loan	4.939% (1 Mo. LIBOR + 2.50%	)	8/18/2023		38,960	37,937,556
J. Crew Group, Inc. Amended Term Loan	5.659% (3 Mo. LIBOR + 3.22%) - 5.821%		3/5/2021		51,919	43,552,825

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
JP Intermediate B, LLC Initial Term Loan B	8.083% (3 Mo. LIBOR + 5.50%	)	11/20/2025	$21,414	$19,366,610
Lands’ End, Inc. Initial Term Loan B	5.689% (1 Mo. LIBOR + 3.25%	)	4/4/2021	42,288	41,558,663
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	2.00%		3/20/2025	4,171	4,105,765	(e)
Men’s Wearhouse, Inc., (The) Tranche B2 Term Loan	5.736% (1 Mo. LIBOR + 3.50%	)	4/9/2025	27,275	24,684,176	(e)
Michaels Stores, Inc. 2018 New Replacement Term Loan B	4.929% (1 Mo. LIBOR + 2.50%) - 4.93%		1/30/2023	19,184	18,958,637
PetSmart, Inc. Amended Term Loan	6.72% (1 Mo. LIBOR + 4.25%	)	3/11/2022	60,788	58,660,274
Sally Holdings LLC Term Loan B1	4.69% (1 Mo. LIBOR + 2.25%	)	7/5/2024	9,699	9,674,961	(e)
Toms Shoes, LLC Initial Term Loan	8.08% (3 Mo. LIBOR + 5.5%	)	11/2/2020	21,731	16,733,017	(e)
Total					547,074,182

Service 5.68%
AVSC Holding Corp. 1st Lien Initial Term Loan	5.703% (1 Mo. LIBOR +3.25%) - 5.879%		3/1/2025	20,697	20,205,835
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.833% (3 Mo. LIBOR +7.25%	)	9/1/2025	9,498	9,141,825	(e)
Belfor Holdings Inc. 1st Lien Initial Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	4/6/2026	19,141	19,188,853	(e)
BIFM CA Buyer Inc. (Canada) Term Loan B(b)	–	(f)	5/2/2026	11,485	11,485,000	(e)
CIBT Global, Inc. 1st Lien Initial Term Loan	6.351% (3 Mo. LIBOR + 3.75%	)	6/3/2024	13,682	13,528,263	(e)
CRCI Longhorn Holdings, Inc. 1st Lien Closing Date Term Loan	5.953% (1 Mo. LIBOR + 3.50%	)	8/8/2025	11,546	11,372,790	(e)
DG Investment Intermediate Holdings 2, Inc. 1st Lien Initial Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	2/3/2025	14,380	14,056,273
EagleView Technology Corp. 1st Lien Term Loan	5.93% (1 Mo. LIBOR + 3.50%	)	8/14/2025	12,539	12,115,422
Edelman Financial Center, LLC, (The) 2nd Lien Initial Term Loan	9.19% (3 Mo. LIBOR + 6.75%	)	7/20/2026	8,581	8,666,810
EmployBridge, LLC 2018 Refinancing Term Loan	7.101% (3 Mo. LIBOR + 4.50%	)	4/18/2025	17,193	17,199,728
Genuine Financial Holdings LLC 1st Lien Initial Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	7/12/2025	26,757	26,689,714
Guidehouse LLP 1st Lien Initial Term Loan	5.439% (1 Mo. LIBOR + 3.25%	)	5/1/2025	19,811	19,662,532	(e)

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Hampton Rubber Co. 1st Lien Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	3/27/2021	$15,290	$15,155,964
I-Logic Technologies Bidco Limited Replacement Dollar Term Loan (United Kingdom)(b)	5.901% (2 Mo. LIBOR + 3.25%	)	12/21/2024	11,580	11,304,584
KUEHG Corp Term Loan B2	6.351% (3 Mo. LIBOR + 3.75%	)	2/21/2025	41,932	41,804,946
KUEHG Corp. 2nd Lien Tranche B Term Loan	10.851% (3 Mo. LIBOR + 8.25%	)	8/18/2025	13,446	13,471,211
Laureate Education, Inc. Series 2024 Term Loan	8.00% (3 Mo. LIBOR + 2.50%	)	4/26/2024	23,207	23,228,585
Learning Care Group (US) No. 2 Inc. 1st Lien Initial Term Loan	5.689% (1 Mo. LIBOR + 3.25%) - 5.833%		3/13/2025	22,847	22,571,383
Monitronics International, Inc. Term Loan B2	10.101% (3 Mo. LIBOR + 7.50%	)	9/30/2022	23,142	22,139,340
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	7.101% (3 Mo. LIBOR + 4.50%	)	11/27/2020	32,867	31,059,031
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.601% (3 Mo. LIBOR + 9.00%	)	11/23/2021	15,141	12,699,514
NRC US Holding Co., LLC Initial Term Loan	7.851% (3 Mo. LIBOR + 5.25%	)	6/11/2024	16,920	16,883,310	(e)
PODS, LLC Tranche B4 Term Loan	5.203% (1 Mo. LIBOR + 2.75%	)	12/6/2024	27,187	26,892,387
Prime Security Services Borrower, LLC 1st Lien 2016 Refinancing Term Loan B1	5.189% (1 Mo. LIBOR + 2.75%	)	5/2/2022	19,962	19,795,325
Sedgwick Claims Management Services, Inc. Initial Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	12/31/2025	15,210	15,016,288
SSH Group Holdings, Inc. 1st Lien Initial Term Loan	6.791% (3 Mo. LIBOR + 4.25%) - 6.833%		7/30/2025	24,036	23,845,419
SSH Group Holdings, Inc. 2nd Lien Initial Term Loan	10.689% (1 Mo. LIBOR + 8.25%	)	7/30/2026	5,803	5,839,068	(e)
Titan AcquisitionCo New Zealand Limited (New Zealand)(b)	6.826% (3 Mo. LIBOR + 4.25%	)	5/1/2026	14,359	14,376,949	(e)
TKC Holdings, Inc. 1st Lien Initial Term Loan	6.19% (1 Mo. LIBOR + 3.75%	)	2/1/2023	21,577	21,451,946
TKC Holdings, Inc. 2nd Lien Initial Term Loan	10.44% (1 Mo. LIBOR + 8.00%	)	2/1/2024	10,052	9,984,488
Trans Union LLC 2017 Replacement Term Loan B3	4.439% (1 Mo. LIBOR +2.00%	)	4/10/2023	10,708	10,700,982
Trans Union LLC 2018 Incremental Term Loan B4	4.439% (1 Mo. LIBOR +2.00%	)	6/19/2025	22,775	22,742,332

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Travelport Finance (Luxembourg) S.a.r.l. (Luxembourg) 1st Lien Initial Term Loan(b)	–	(f)	3/13/2026	$41,963	$40,214,402
USIC Holdings, Inc. 1st Lien New Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	12/8/2023	30,468	30,106,158
Weight Watchers International, Inc. Initial Term Loan	7.35% (3 Mo. LIBOR + 4.75%	)	11/29/2024	33,444	32,892,097
Total					667,488,754

Transportation 3.66%
American Axle & Manufacturing, Inc. Tranche B Term Loan	4.68% (1 Mo. LIBOR + 2.25%) - 4.84%		4/6/2024	15,900	15,522,690
Belron Finance US LLC 1st Lien Incremental Term Loan	5.035% (3 Mo. LIBOR + 2.50%	)	11/13/2025	9,605	9,604,927	(e)
Belron Finance US LLC Initial Term Loan B	5.065% (3 Mo. LIBOR + 2.25%	)	11/7/2024	12,446	12,438,546
Chassix, Inc. Initial Term Loan B	8.063% (3 Mo. LIBOR + 5.50%) - 10%		11/15/2023	22,628	22,656,183	(e)
Commercial Barge Line Co. Initial Term Loan	11.189% (1 Mo. LIBOR + 8.75%	)	11/12/2020	42,344	29,958,659
Daseke Companies, Inc. Replacement Term Loan	7.439% (1 Mo. LIBOR + 5.00%	)	2/27/2024	17,413	17,383,780
Direct ChassisLink Inc. Term Loan	10.834% (3 Mo. LIBOR + 8.25%	)	4/10/2026	47,742	46,071,030	(e)
Fastlane Parent Company, Inc. 1st Lien Initial Term Loan	7.101% (3 Mo. LIBOR + 4.50%	)	2/4/2026	14,345	14,228,447	(e)
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	8.101% (3 Mo. LIBOR + 5.50%	)	8/18/2022	33,058	32,851,232
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.999% (3 Mo. LIBOR + 8.50%	)	8/18/2023	24,245	24,123,775
Hornblower Sub, LLC 1st Lien Term Loan	7.101% (3 Mo. LIBOR + 4.50%		4/27/2025	9,259	9,264,695
International Seaways Operating Corp. Term Loan	8.44% (1 Mo. LIBOR + 6.00%	)	6/22/2022	23,795	23,914,466	(e)
Kenan Advantage Group Holdings Corp. Initial Canadian Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	7/31/2022	1,948	1,919,563
Kenan Advantage Group Holdings Corp. Initial U.S. Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	7/31/2022	12,272	12,090,662
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.68% (1 Mo. LIBOR + 3.25%	)	3/20/2025	32,941	32,426,074	(e)
Navios Maritime Partners L.P Initial Term Loan (Marshall Islands)(b)	7.60% (3 Mo. LIBOR + 5.00%	)	9/14/2020	17,155	17,101,739

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)
Navistar, Inc. Tranche B Term Loan	5.96% (1 Mo. LIBOR + 3.50%	)	11/6/2024	$11,645	$11,658,335
Panther BF Aggregator 2 LP (Canada) 1st Lien Initial Dollar Term Loan(b)	5.929% (1 Mo. LIBOR + 3.50%	)	4/30/2026	52,675	52,411,362
Tenneco Inc. Tranche B Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	10/1/2025	16,644	15,957,069
Thor Industries, Inc. Dollar Initial Term Loan	6.25% (1 Mo. LIBOR + 3.75%	)	2/1/2026	17,922	17,518,519	(e)
Thor Industries, Inc. Euro Initial Term Loan	4.00% (1 Mo. LIBOR + 4.00%	)	2/1/2026	EUR 9,928	10,841,950
Total					429,943,703

Utility 3.31%
Adient US LLC Initial Term Loan	6.815% (1 Mo. LIBOR + 4.25%	)	5/6/2024	19,143	18,884,570
Brookfield WEC Holdings Inc. 1st Lien Initial Term Loan	5.939% (1 Mo. LIBOR + 3.75%	)	8/1/2025	47,707	47,677,615
Brookfield WEC Holdings Inc. 2nd Lien Initial Term Loan	9.189% (1 Mo. LIBOR + 6.75%	)	8/3/2026	7,737	7,819,206
Calpine Construction Finance Co., L.P. Term Loan B	4.939% (1 Mo. LIBOR + 2.50%	)	1/15/2025	5,177	5,142,390
Edgewater Generation, LLC Term Loan	6.189% (1. Mo. LIBOR + 3.75%	)	12/13/2025	39,715	39,744,953
Exgen Renewables IV, LLC Term Loan	5.53% (3 Mo. LIBOR + 3.00%	)	11/28/2024	30,754	29,302,826
Frontera Generation Holdings LLC Initial Term Loan	6.717% (1 Mo. LIBOR + 4.25%	)	5/2/2025	34,080	33,888,018
Helix Gen Funding, LLC Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	6/2/2024	45,960	42,800,039
Lightstone Holdco LLC Refinancing Term Loan B	6.189%		1/30/2024	30,470	30,212,608
Longview Power, LLC Advance Term Loan B	8.59% (3 Mo. LIBOR + 6.00%	)	4/13/2021	20,252	17,976,383
Moxie Patriot LLC Construction Advances Term Loan B1	8.351% (3 Mo. LIBOR + 5.75%	)	12/19/2020	16,634	16,031,149
PowerTeam Services, LLC 1st Lien Initial Term Loan	5.851% (3 Mo. LIBOR + 3.25%	)	3/6/2025	33,857	32,460,164
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.851% (3 Mo. LIBOR + 7.25%	)	3/6/2026	12,484	12,171,900	(e)
Vistra Operations Co. LLC 2018 Incremental Term Loan	4.432% (1 Mo. LIBOR + 2.00%) - 4.439%		12/31/2025	54,636	54,547,515
Total					388,659,336
Total Floating Rate Loans (cost $10,909,441,702)					10,750,383,618

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.11%

Healthcare
Danaher Corp. (cost $12,159,000)	4.75%		12	$12,802,697
Total Long-Term Investments (cost $11,546,143,642)				11,377,364,324

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 4.50%

COMMERCIAL PAPER 1.57%

Chemicals 0.13%
Cabot Corp.	2.616%	6/3/2019	$15,000	15,000,000

Energy 0.38%
Entergy Corp.	2.616%	6/3/2019	45,000	45,000,000

Information Technology 0.34%
Hitachi Capital America Corp.	2.616%	6/3/2019	40,000	40,000,000

Manufacturing 0.17%
Bunge Asset Funding Corp.	2.687%	6/3/2019	20,000	20,000,000

Media/Telecommunications 0.08%
Cox Enterprises, Inc.	2.637%	6/3/2019	10,000	10,000,000

Retail 0.04%
Dollar General Corp.	2.647%	6/3/2019	4,450	4,450,000

Utility 0.43%
KCP&L Greater Missouri Operations Co.	2.637%	6/3/2019	40,000	40,000,000
Nisource, Inc.	2.616%	6/3/2019	10,000	10,000,000
Total				50,000,000
Total Commercial Paper (cost $184,423,421)				184,450,000

CONVERTIBLE BOND 0.10%

Information Technology
NXP Semiconductors NV (Netherlands)(b) (cost $12,481,878)	1.00%	12/1/2019	11,575	11,878,844

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 2.83%
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $66,000,000 of U.S. Treasury Note at 2.625% due 6/15/2021 and $40,080,000 U.S. Treasury Note at 0.625% 7/15/2021; value: $113,002,717; proceeds: $110,795,903	$110,783	$110,782,517
Repurchase Agreement dated 5/31/2019, 2.35% due 6/3/2019 with JPMorgan Chase & Co. collateralized by $162,938,000 of Federal Farm Credit Bank at 2.44% due 5/14/2021; $59,062,000 of Federal Home Loan Bank at 2.28% due 10/16/2022; value: $226,405,000; proceeds: $226,340,162	222,000	222,000,000
Total Repurchase Agreements (cost $332,782,517)		332,782,517
Total Short-Term Investments (cost $529,687,816)		529,111,361
Total Investments in Securities 101.33% (cost $12,075,831,458)		11,906,475,685
Less: Unfunded Commitment (0.08%) (cost $9,460,940)		(9,376,413)
Net Investment (101.25%) (cost $12,066,370,518)		11,897,099,272
Liabilities in Excess of Cash, Foreign Cash and Other Assets(g) (1.25%)		(146,526,256)
Net Assets 100.00%		$11,750,573,016

CAD	Canadian dollar.
EUR	euro.
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2019.
(e)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

Open Total Return Swaps Contracts at May 31, 2019:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	380,941	Long	6/20/2019	$65,000,000	$65,472,368	$ 472,368
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	582,242	Long	6/20/2019	100,000,000	100,069,869	69,869
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	522,686	Long	6/20/2019	90,000,000	89,834,047	(165,953)
Morgan Stanley	IBXXLL	3 Mo. LIBOR + .00%	145,518	Long	6/20/2019	25,000,000	25,010,186	10,186
Total						$280,000,000	$280,386,470	$ 386,470

*	iBOXX Leverage Loan Index

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Goldman Sachs	6/5/2019	15,865,000	$11,934,992	$11,738,486	$196,506
euro	Sell	J.P. Morgan	6/7/2019	17,205,000	19,603,953	19,225,282	378,671
euro	Sell	Toronto Dominion Bank	6/7/2019	35,855,000	40,114,610	40,065,242	49,368
euro	Sell	State Street Bank and Trust	8/14/2019	7,432,000	8,412,697	8,351,818	60,879
euro	Sell	Toronto Dominion Bank	8/14/2019	1,882,000	2,115,372	2,114,925	448
euro	Sell	Toronto Dominion Bank	8/14/2019	4,300,000	4,832,645	4,832,188	457
euro	Sell	Toronto Dominion Bank	8/14/2019	1,872,000	2,104,931	2,103,687	1,244
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$687,573

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2019	696	Long	$81,204,874	$81,687,563	$482,689

Type	Expiration	Contracts	Positions	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2019	99	Short	(21,182,736)	(21,252,516)	(69,780)
U.S. 10-Year Treasury Note	September 2019	1,375	Short	(172,968,304)	(174,281,250)	(1,312,946)
Total Unrealized Depreciation on Open Futures Contracts						$(1,382,726)

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$70,524,267	$–	$70,524,267
Common Stocks
Broadcasting	13,062,854	17,974,900	–	31,037,754
Energy	–	259,964	–	259,964
Other	24,745	–	–	24,745
Convertible Bonds	–	48,966,228	–	48,966,228
Corporate Bonds
Metals/Minerals	–	34,519,000	5	34,519,005
Other	–	428,846,046	–	428,846,046
Floating Rate Loans
Aerospace	–	287,082,020	148,117,972	435,199,992
Chemicals	–	127,786,722	60,892,407	188,679,129
Consumer Durables	–	93,985,428	17,518,324	111,503,752
Consumer Non-Durables	–	100,042,655	111,806,399	211,849,054
Energy	–	245,469,096	70,568,617	316,037,713
Financial	–	553,591,570	40,529,993	594,121,563
Food & Drug	–	116,866,518	33,679,878	150,546,396
Food/Tobacco	–	535,567,924	66,992,739	602,560,663
Forest Products	–	270,478,797	24,299,658	294,778,455
Gaming/Leisure	–	533,217,682	69,907,947	603,125,629
Healthcare	–	1,245,144,929	170,331,774	1,415,476,703
Housing	–	179,839,059	40,306,914	220,145,973
Information Technology	–	1,142,931,130	151,210,606	1,294,141,736
Manufacturing	–	404,153,565	220,391,638	624,545,203
Media/Telecommunications	–	1,455,777,134	28,640,549	1,484,417,683
Metals/Minerals	–	77,622,341	92,465,658	170,087,999
Retail	–	453,081,650	93,992,532	547,074,182
Service	–	546,010,164	121,478,590	667,488,754
Transportation	–	263,524,057	166,419,646	429,943,703
Utility	–	376,487,436	12,171,900	388,659,336
Less: Unfunded Commitments	–	(4,539,952)	(4,836,461)	(9,376,413)
Preferred Stock	12,802,697	–	–	12,802,697
Short-Term Investments
Commercial Paper	–	184,450,000	–	184,450,000
Convertible Bond	–	11,878,844	–	11,878,844
Repurchase Agreements	–	332,782,517	–	332,782,517
Total	$25,890,296	$10,134,321,691	$1,736,887,285	$11,897,099,272

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2019

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$687,573	$–	$687,573
Liabilities	–	–	–
Futures Contracts
Assets	482,689	–	–	482,689
Liabilities	(1,382,726)	–	–	(1,382,726)
Total Return Swap Contracts
Assets	–	552,423	–	552,423
Liabilities	–	(165,953)	–	(165,953)
Total	$(900,037)	$1,074,044	$–	$174,007

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2018	$28,564,000	$–	$5	$1,335,850,637
Accrued Discounts (Premiums)	–	–	–	2,751,021
Realized Gain (Loss)	(385,966)	–	–	(10,435,580)
Change in Unrealized Appreciation (Depreciation)	–	(746,930)	–	(6,023,392)
Purchases	–	–	–	464,188,481
Sales	(13,768,034)	–	–	(663,688,526)
Transfers into Level 3	–	746,930	–	1,004,280,236
Transfers out of Level 3	(14,410,000)	–	–	(390,035,597)
Balance as of May 31, 2019	$–	$–	$5	$1,736,887,280
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$–	$(746,930)	$–	$(6,550,014)

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2019

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.16%

COMMON STOCKS 4.21%

Aerospace/Defense 0.20%
HEICO Corp.	58	$7,045,289
Teledyne Technologies, Inc.*	29	6,830,183
Total		13,875,472

Auto Parts & Equipment 0.10%
Fox Factory Holding Corp.*	101	6,791,472

Beverages 0.19%
Boston Beer Co., Inc. (The) Class A*	21	6,714,705
Brown-Forman Corp. Class B	129	6,427,728
Total		13,142,433

Chemicals 0.10%
Scotts Miracle-Gro Co. (The)	78	6,974,476

Diversified Capital Goods 0.10%
Dover Corp.	75	6,701,995

Electronics 0.14%
Roku, Inc.*	109	9,837,238

Energy: Exploration & Production 0.22%
Chaparral Energy, Inc. Class A*	284	1,199,256
Magnolia Oil & Gas Corp.*	603	6,654,686
SolarEdge Technologies, Inc. (Israel)*(a)	128	6,850,900
Templar Energy LLC Class A Units	191	–	(b)
Total		14,704,842

Food & Drug Retailers 0.00%
Fairway Group Holdings Corp.	20	197	(b)

Food: Wholesale 0.33%
Beyond Meat, Inc.*	78	8,081,794
Freshpet, Inc.*	173	8,048,418
Sanderson Farms, Inc.	46	6,283,192
Total		22,413,404

Gas Distribution 0.10%
Cabot Oil & Gas Corp.	260	6,505,150

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Shares (000)	Fair Value
Health Services 0.10%
Guardant Health, Inc.*	90	$6,904,131

Integrated Energy 0.10%
First Solar, Inc.*	113	6,586,321

Investments & Miscellaneous Financial Services 0.11%
MarketAxess Holdings, Inc.	24	7,078,288
Penson Technologies Class A Units	4,881	48,811	(b)
Total		7,127,099

Medical Products 0.41%
DENTSPLY SIRONA, Inc.	126	6,763,055
Shockwave Medical, Inc.*	125	7,485,529
Silk Road Medical, Inc.*	146	6,224,862
Tandem Diabetes Care, Inc.*	110	7,558,603
Total		28,032,049

Personal & Household Products 0.22%
Gibson Brands, Inc.	57	6,669,417	(c)
Lovesac Co. (The)*	217	7,832,007
Remington Outdoor Co., Inc.*	128	192,488	(c)
Total		14,693,912

Pharmaceuticals 0.20%
GW Pharmaceuticals plc ADR*(a)	38	6,598,712
Sage Therapeutics, Inc.*	40	6,941,657
Total		13,540,369

Real Estate Development & Management 0.10%
CoStar Group, Inc.*	13	6,699,218

Restaurants 0.10%
Shake Shack, Inc. Class A*	115	7,051,814

Software/Services 0.76%
Aspen Technology, Inc.*	61	6,965,429
Fastly, Inc. Class A*	382	7,936,947
Match Group, Inc.	98	6,751,590
MSCI, Inc.	32	6,948,576
Shopify, Inc. Class A (Canada)*(a)	25	6,842,811
Veeva Systems, Inc. Class A*	54	8,331,351
Zscaler, Inc.*	108	7,439,767
Total		51,216,471

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments			Shares (000)		Fair Value
Specialty Retail 0.37%
Claires Holdings LLC				7	$4,839,667
Deckers Outdoor Corp.*				44	6,753,392
Lululemon Athletica, Inc. (Canada)*(a)				40	6,701,096
Moncler SpA(d)			EUR	181	6,648,526
Total					24,942,681

Support: Services 0.15%
Bright Horizons Family Solutions, Inc.*				51	6,949,627
William Lyon Homes Class A*				169	3,136,913
Total					10,086,540

Telecommunications 0.05%
ViaSat, Inc.*				39	3,364,841

Transportation: Infrastructure/Services 0.06%
Chassix Holdings, Inc.				160	3,989,900	(c)
Total Common Stocks (cost $279,851,517)					285,182,025

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.90%

Electronics 0.20%
Advanced Micro Devices, Inc.	2.125%	9/1/2026		$2,000	7,020,093
Teradyne, Inc.	1.25%	12/15/2023		4,457	6,556,848
Total					13,576,941

Machinery 0.10%
Chart Industries, Inc.†	1.00%	11/15/2024		4,639	6,630,871

Software/Services 0.60%
DocuSign, Inc.†	0.50%	9/15/2023		6,427	6,869,272
Everbridge, Inc.	1.50%	11/1/2022		4,189	9,930,299
MercadoLibre, Inc. (Argentina)†(a)	2.00%	8/15/2028		7,044	10,288,643
Twilio, Inc.	0.25%	6/1/2023		3,458	6,762,551
Twitter, Inc.†	0.25%	6/15/2024		6,909	6,765,063
Total					40,615,828
Total Convertible Bonds (cost $59,569,985)					60,823,640

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Dividend Rate			Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCK 0.10%

Medical Products
Danaher Corp. (cost $6,678,112)	4.75%			7	$6,990,469

	Interest Rate		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 6.59%

Advertising 0.08%
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.981% (1 Mo. LIBOR + 7.50%	)	12/31/2023	$6,950	5,143,000	(f)

Aerospace/Defense 0.13%
Forming Machining Industries Holdings, LLC
1st Lien Initial Term Loan	6.746% (3 Mo. LIBOR + 4.25%	)	10/3/2025	9,657	9,029,106	(f)

Automakers 0.14%
Thor Industries, Inc. Dollar Initial Term Loan	6.25% (1 Mo. LIBOR + 3.75%	)	2/1/2026	9,617	9,400,413	(f)

Building & Construction 0.10%
DG Investment Intermediate Holdings 2, Inc.
1st Lien Initial Term Loan	5.439% (1 Mo. LIBOR + 3.00%	)	2/3/2025	6,859	6,704,673

Building Materials 0.21%
Airxcel, Inc. 1st Lien Initial Term Loan	6.939% (1 Mo. LIBOR + 4.50%	)	4/28/2025	7,151	6,686,173
Yak Access, LLC 2nd Lien Initial Term Loan	12.44% (1 Mo. LIBOR + 4.50%	)	6/13/2026	8,470	7,432,425	(f)
Total					14,118,598

Chemicals 0.15%
U.S. Silica Co. Term Loan	6.50% (1 Mo. LIBOR + 4.00%	)	5/1/2025	10,712	10,213,148

Diversified Capital Goods 0.21%
Excelitas Technologies Corp. 2nd Lien Initial Term Loan	10.096% (3 Mo. LIBOR + 7.50%	)	12/1/2025	7,298	7,313,216
Exgen Renewables IV, LLC Term Loan	5.53% (3 Mo. LIBOR + 3.00%	)	11/28/2024	7,280	6,936,173
Total					14,249,389

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 1.07%
Frontera Generation Holdings LLC Initial Term Loan	6.717% (1 Mo. LIBOR + 4.25%	)	5/2/2025	$13,746	$13,668,745
Helix Gen Funding, LLC Term Loan	6.189% (1 Mo. LIBOR + 3.75%	)	6/2/2024	10,500	9,778,391
Lonestar II Generation Holdings LLC Initial Term Loan B	7.48% (1 Mo. LIBOR + 5.00%	)	4/20/2026	6,967	7,001,804	(f)
Longview Power, LLC Advance Term Loan B	8.59% (3 Mo. LIBOR + 6.00%	)	4/13/2021	11,643	10,334,346
Moxie Patriot LLC Construction Advances Term Loan B1	8.351% (3 Mo. LIBOR + 5.75%	)	12/19/2020	2,512	2,421,083
Moxie Patriot LLC Construction Advances Term Loan B2	8.351% (3 Mo. LIBOR + 5.75%	)	12/19/2020	5,037	4,854,064
MRP Generation Holdings, LLC Term Loan	9.601% (3 Mo. LIBOR + 7.00%	)	10/18/2022	6,852	6,834,656	(f)
Sandy Creek Energy Associates, L.P. Term Loan	6.601% (3 Mo. LIBOR + 4.00%	)	11/9/2020	15,362	14,023,529
Temple Generation1, LLC 2nd Lien Advance Term Loan	10.43% (1 Mo. LIBOR + 8.00%	)	2/7/2023	3,683	3,692,173
Total					72,608,791

Electric: Integrated 0.14%
Lonestar II Generation Holdings LLC Initial Term Loan C	7.48% (1 Mo. LIBOR + 5.00%	)	4/20/2026	836	840,221	(f)
PG&E Corp. DIP Delayed Draw Term Loan	1.125% (3 Mo. LIBOR + 1.125%	)	12/31/2020	2,151	2,161,755
PG&E Corp. DIP Initial Term Loan	2.25% (3 Mo. LIBOR + 2.25%	)	12/31/2020	6,451	6,483,255
Total					9,485,231

Electronics 0.29%
II-VI Incorporated Term Loan B	–	(g)	3/8/2026	14,069	13,989,932	(f)
Mirion Technologies, Inc. Initial Dollar Term Loan	6.595% (3 Mo. LIBOR + 4.00%	)	3/6/2026	5,715	5,748,947
Total					19,738,879

Food & Drug Retailers 0.11%
Fairway Group Acquisition Company Last Out Term Loan	10.00%		11/28/2023	1,438	144	(f)
Fairway Group Acquisition Company Term Loan	11.00%		2/24/2024	1,281	128	(f)
GOBP Holdings, Inc. 2nd Lien Initial Term Loan	9.851% (3 Mo. LIBOR + 7.25%	)	10/22/2026	7,553	7,581,662
Total					7,581,934

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.22%
PCI Gaming Authority Facility Term Loan B	–	(g)	5/15/2026	$6,866	$6,878,874
TopGolf International, Inc. Initial Term Loan	7.967% (1 Mo. LIBOR + 5.50%	)	2/9/2026	7,738	7,786,362	(f)
Total					14,665,236

Gas Distribution 0.10%
Medallion Midland Acquisition, LLC Initial Term Loan	5.689% (1 Mo. LIBOR + 3.25%	)	10/30/2024	6,868	6,779,265

Health Services 0.21%
Navicure, Inc. 2nd Lien Initial Term Loan	9.939% (1 Mo. LIBOR + 7.50%	)	10/23/2025	7,199	7,127,010	(f)
Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	9.189% (1 Mo. LIBOR + 6.75%	)	6/26/2026	6,717	6,710,664
Total					13,837,674

Machinery 0.31%
GlobalFoundries Inc Term Loan B (Singapore)(a)	–	(g)	5/24/2026	15,142	15,066,290	(f)
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.601% (3 Mo. LIBOR + 9.00%	)	11/23/2021	7,323	6,142,166
Total					21,208,456

Media 0.24%
Nexstar Media Group, Inc. Bridge Term Loan	–	(g)	11/30/2019	16,026	16,026,000

Media: Content 0.15%
Univision Communications Inc. 2017 1st Lien Replacement Repriced Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	3/15/2024	10,909	10,369,819

Medical Products 0.07%
Viant Medical Holdings, Inc. 2nd Lien Initial Term Loan	10.351% (3 Mo. LIBOR + 7.75%	)	7/2/2026	4,986	5,004,736	(f)

Oil Field Equipment & Services 0.43%
BEP Ulterra Drilling Technologies, LP Term Loan B	7.689% (1 Mo. LIBOR + 5.25%	)	11/26/2025	15,413	14,565,635	(f)
Keane Group Holdings, LLC Initial Term Loan	6.25% (1 Mo. LIBOR + 3.75%	)	5/25/2025	6,811	6,708,918
Lower Cadence Holdings LLC Initial Term Loan	–	(g)	5/10/2026	7,606	7,603,642	(f)
Total					28,878,195

Packaging 0.10%
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.936% (1 Mo. LIBOR + 3.50%	)	11/18/2023	7,050	6,807,691

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products 0.32%
Britax U.S. Holdings Inc. Initial Dollar Term Loan	6.101% (3 Mo. LIBOR + 3.50%	)	10/15/2020	$9,324	$6,697,545
FGI Operating Company, LLC Exit Term Loan	12.518% (3 Mo. LIBOR + 10.00%	)	5/15/2022	795	795,009	(f)
Revlon Consumer Products Corp. Initial Term Loan B	6.022% (3 Mo. LIBOR + 3.50%	)	9/7/2023	8,852	7,221,420
TGP Holdings III LLC 2nd Lien Initial Term Loan	11.101% (3 Mo. LIBOR + 8.50%	)	9/25/2025	7,243	6,808,420	(f)
Total					21,522,394

Printing & Publishing 0.10%
J.D. Power 2nd Lien Initial Term Loan	10.939% (1 Mo. LIBOR + 8.50%	)	9/7/2024	6,975	6,905,002	(f)

Restaurants 0.40%
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	8.44% (1 Mo. LIBOR + 6.00%	)	6/27/2025	6,806	6,559,749
Flynn Restaurant Group LP 1st Lien Initial Term Loan	–	(g)	6/27/2025	6,957	6,786,554
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.467% (1 Mo. LIBOR + 7.00%	)	6/29/2026	6,747	6,544,590
Fogo de Chao, Inc. Refinancing Term Loan	6.689% (1 Mo. LIBOR + 4.25%	)	4/5/2025	7,060	7,082,058	(f)
Total					26,972,951

Software/Services 0.26%
Titan AcquisitionCo New Zealand Limited (New Zealand)(a)	6.826% (3 Mo. LIBOR + 4.25%	)	5/1/2026	7,626	7,635,533	(f)
Vertafore, Inc. 2nd Lien Initial Term Loan	9.689% (1 Mo. LIBOR + 7.25%	)	7/2/2026	10,284	10,132,584
Total					17,768,117

Specialty Retail 0.28%
Boardriders, Inc. Initial Term Loan	8.939% (1 Mo. LIBOR + 6.50%	)	4/23/2024	6,834	6,752,742	(f)
Claire’s Stores, Inc. Initial Term Loan	9.938% (6 Mo. LIBOR + 7.25%	)	10/12/2038	905	1,492,557	(f)
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.68% (1 Mo. LIBOR + 3.25%	)	3/20/2025	9,691	9,539,166	(f)
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	2.00%		3/20/2025	1,227	1,207,949	(f)
Total					18,992,414

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.67%
BIFM CA Buyer Inc. Term Loan B (Canada)(a)	–	(g)	5/2/2026		$6,903	$6,903,000	(f)
CIBT Global, Inc. 2nd Lien Initial Term Loan	10.351% (3 Mo. LIBOR + 7.75%	)	6/1/2025		5,824	5,751,530	(f)
Drive Chassis Holdco, LLC Term Loan	10.834% (3 Mo. LIBOR + 8.25%	)	4/10/2026		19,338	18,661,170	(f)
KUEHG Corp. 2nd Lien Tranche B Term Loan	10.851% (3 Mo. LIBOR + 8.25%	)	8/18/2025		7,108	7,121,327
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.851% (3 Mo. LIBOR + 7.25%	)	3/6/2026		6,954	6,780,150	(f)
Total						45,217,177

Transportation: Infrastructure/Services 0.10%
Commercial Barge Line Co. Initial Term Loan	11.189% (1 Mo. LIBOR + 8.75%	)	11/12/2020		9,421	6,665,446
Total Floating Rate Loans (cost $454,665,532)						445,893,735

FOREIGN BONDS 0.83%

Italy 0.13%
Inter Media & Communication SpA†(d)	4.875%		12/31/2022	EUR	7,756	8,899,568

Netherlands 0.32%
Darling Global Finance BV†(d)	3.625%		5/15/2026	EUR	6,292	7,319,058
Dutch Lion BV PIK 12.00%†(d)	11.25%		6/15/2020	EUR	8,146	8,190,303
Hema Bondco II BV†(d)	8.50%		1/15/2023	EUR	8,220	6,157,183
Total						21,666,544

United Kingdom 0.38%
Mclaren Finance plc(d)	5.00%		8/1/2022	GBP	12,894	15,628,402
Stonegate Pub Co. Financing plc†(d)	4.875%		3/15/2022	GBP	7,741	9,937,387
Total						25,565,789
Total Foreign Bonds (cost $60,772,688)						56,131,901

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.73%

Argentina
City of Buenos Aires (Argentina)†	7.50%		6/1/2027		$8,318	7,175,939
Province of Santa Fe†	6.90%		11/1/2027		8,752	6,568,376
Provincia de Cordoba†	7.45%		9/1/2024		9,281	6,844,830
Provincia de la Rioja†	9.75%		2/24/2025		10,415	7,941,542
Provincia de Mendoza†	8.375%		5/19/2024		8,882	7,016,780
Provincia de Rio Negro†	7.75%		12/7/2025		11,644	7,478,708

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina (continued)
Republic of Argentina	6.875%	4/22/2021	$7,900	$6,560,950
Total Foreign Government Obligations (cost $59,665,258)				49,587,125

HIGH YIELD CORPORATE BONDS 84.48%

Advertising 0.16%
Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	10,271	11,012,566

Aerospace/Defense 1.60%
BBA US Holdings, Inc.†	5.375%	5/1/2026	6,546	6,644,190
Bombardier, Inc. (Canada)†(a)	7.50%	3/15/2025	20,457	19,913,867
Booz Allen Hamilton, Inc.†	5.125%	5/1/2025	13,038	13,119,488
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	9,646	10,200,645
TransDigm, Inc.†	6.25%	3/15/2026	21,356	21,836,510
TransDigm, Inc.	6.375%	6/15/2026	37,474	36,958,732
Total				108,673,432

Air Transportation 0.57%
Azul Investments LLP†	5.875%	10/26/2024	13,658	13,009,245
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023	8,352	8,482,946
Latam Finance Ltd.†	7.00%	3/1/2026	6,832	6,852,564
United Continental Holdings, Inc.	4.875%	1/15/2025	10,382	10,330,090
Total				38,674,845

Auto Loans 0.12%
General Motors Financial Co., Inc.	5.65%	1/17/2029	7,735	8,122,039

Auto Parts & Equipment 0.95%
Adient US LLC†	7.00%	5/15/2026	6,799	6,765,005
Allison Transmission, Inc.†	5.00%	10/1/2024	6,534	6,514,071
American Axle & Manufacturing, Inc.	6.25%	4/1/2025	5,910	5,716,507
IAA Spinco, Inc.†(h)	5.50%	6/15/2027	8,101	8,242,767
IHO Verwaltungs GmbH PIK 5.50% (Denmark)†(a)	4.75%	9/15/2026	8,336	7,794,160
Nemak SAB de CV (Mexico)†(a)	4.75%	1/23/2025	6,811	6,778,580
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021	6,969	6,428,903
Tenneco, Inc.	5.00%	7/15/2026	11,810	9,019,887
Wabash National Corp.†	5.50%	10/1/2025	7,816	7,405,660
Total				64,665,540

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Automakers 0.95%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%		4/15/2022			$13,785	$13,440,375
General Motors Co.	4.20%		10/1/2027			825	802,981
General Motors Co.	5.00%		10/1/2028			6,216	6,273,950
General Motors Corp.	7.20%		1/15/2049			8,500	850	(b)
Navistar International Corp.†	6.625%		11/1/2025			6,506	6,685,045
Tesla, Inc.†	5.30%		8/15/2025			45,704	37,421,064
Total							64,624,265

Banking 2.92%
Ally Financial, Inc.	8.00%		11/1/2031			44,170	56,206,325
BankUnited, Inc.	4.875%		11/17/2025			12,909	13,811,371
CIT Group, Inc.	5.25%		3/7/2025			4,114	4,356,232
CIT Group, Inc.	6.00%		4/1/2036			2,695	2,600,675
CIT Group, Inc.	6.125%		3/9/2028			15,795	17,413,988
Credit Suisse Group AG (Switzerland)†(a)	7.25%	#(i)	–	(j)		10,437	10,654,872
Huntington Bancshares, Inc.	5.70%	#(i)	–	(j)		10,024	9,934,887
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026			13,923	13,302,299
KeyCorp	5.00% (3 Mo. LIBOR + 3.61%	)#	–	(j)		13,149	13,153,734
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125% (5 Yr. Swap + 3.70%	)#	–	(j)		14,317	13,542,307
Popular, Inc.	6.125%		9/14/2023			15,457	16,152,565
Synovus Financial Corp.	5.90%	#(i)	2/7/2029			15,004	15,341,590
Texas Capital Bank NA	5.25%		1/31/2026			10,952	11,374,115
Washington Mutual Bank(k)	6.875%		6/15/2011			10,000	1,000	(b)
Total							197,845,960

Beverages 0.21%
Bacardi Ltd.†	5.30%		5/15/2048			6,802	6,875,686
Central American Bottling Corp. (Guatemala)†(a)	5.75%		1/31/2027			7,306	7,552,651
Total							14,428,337

Building & Construction 2.39%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025			10,610	9,973,400
Century Communities, Inc.	5.875%		7/15/2025			18,622	18,249,560
Century Communities, Inc.†	6.75%		6/1/2027			10,804	10,665,709
Lennar Corp.	4.75%		5/30/2025			14,443	14,659,645
Lennar Corp.	4.75%		11/29/2027			3,885	3,929,095
Miller Homes Group Holdings plc(d)	5.50%		10/15/2024		GBP	5,100	6,530,739
New Home Co., Inc. (The)	7.25%		4/1/2022			$6,990	6,273,525
PulteGroup, Inc.	5.00%		1/15/2027			16,666	16,915,990

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)
PulteGroup, Inc.	6.375%	5/15/2033	$8,068	$8,410,890
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	13,483	13,213,340
Toll Brothers Finance Corp.	4.35%	2/15/2028	6,870	6,569,437
Toll Brothers Finance Corp.	4.875%	3/15/2027	12,422	12,482,371
TRI Pointe Group, Inc.	5.25%	6/1/2027	12,807	12,006,562
William Lyon Homes, Inc.	5.875%	1/31/2025	11,343	10,945,995
William Lyon Homes, Inc.	6.00%	9/1/2023	7,560	7,522,200
William Lyon Homes, Inc.	7.00%	8/15/2022	3,682	3,691,205
Total				162,039,663

Building Materials 1.91%
American Woodmark Corp.†	4.875%	3/15/2026	7,244	7,081,010
Beacon Roofing Supply, Inc.†	4.875%	11/1/2025	16,232	15,405,304
Builders FirstSource, Inc.†	6.75%	6/1/2027	14,679	14,899,185
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,949	12,763,335
Masonite International Corp.†	5.75%	9/15/2026	10,191	10,343,865
New Enterprise Stone & Lime Co., Inc.†	6.25%	3/15/2026	7,249	7,230,878
Owens Corning	4.30%	7/15/2047	7,091	5,994,421
Owens Corning	4.40%	1/30/2048	6,643	5,683,859
PGT Escrow Issuer, Inc.†	6.75%	8/1/2026	13,239	13,801,657
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	16,203	15,959,955
Summit Materials LLC/Summit Materials Finance Corp.†	6.50%	3/15/2027	9,052	9,300,930
TopBuild Corp.†	5.625%	5/1/2026	10,547	10,678,838
Total				129,143,237

Cable & Satellite Television 5.57%
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	13,991	13,781,135
Altice France SA (France)†(a)	7.375%	5/1/2026	39,758	38,937,991
Altice France SA (France)†(a)	8.125%	2/1/2027	21,208	21,234,510
Altice Luxembourg SA (Luxembourg)†(a)	7.625%	2/15/2025	7,613	7,037,838
Altice Luxembourg SA (Luxembourg)†(a)	7.75%	5/15/2022	2,707	2,761,140
Altice Luxembourg SA (Luxembourg)†(a)	10.50%	5/15/2027	10,467	10,495,156
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	35,193	35,302,978
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	32,863	34,177,520
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	43,628	45,100,445
CSC Holdings LLC†	5.50%	4/15/2027	29,380	29,954,379
CSC Holdings LLC†	6.50%	2/1/2029	15,754	16,684,668
CSC Holdings LLC†	10.875%	10/15/2025	22,447	25,534,585

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Cable & Satellite Television (continued)
DISH DBS Corp.	7.75%	7/1/2026		$57,792	$53,053,056
Radiate Holdco LLC/Radiate Finance, Inc.†	6.625%	2/15/2025		7,081	6,957,082
Virgin Media Secured Finance plc(d)	4.875%	1/15/2027	GBP	7,656	9,717,715
Ziggo Bond Co. BV (Netherlands)†(a)	5.875%	1/15/2025		$7,000	6,982,500
Ziggo BV (Netherlands)†(a)	5.50%	1/15/2027		19,900	19,502,000
Total					377,214,698

Chemicals 2.31%
Ashland LLC	6.875%	5/15/2043		15,374	16,258,005
Blue Cube Spinco LLC	10.00%	10/15/2025		11,816	13,307,770
CF Industries, Inc.	4.95%	6/1/2043		3,851	3,316,674
CF Industries, Inc.	5.15%	3/15/2034		24,328	22,929,140
Chemours Co. (The)(d)	4.00%	5/15/2026	EUR	6,048	6,641,270
Chemours Co. (The)	5.375%	5/15/2027		$7,025	6,392,750
Chemours Co. (The)	7.00%	5/15/2025		5,370	5,383,425
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023		2,889	2,986,504
GCP Applied Technologies, Inc.†	5.50%	4/15/2026		6,832	6,883,240
Ingevity Corp.†	4.50%	2/1/2026		18,205	17,431,288
Koppers, Inc.†	6.00%	2/15/2025		7,320	6,912,825
OCI NV (Netherlands)†(a)	6.625%	4/15/2023		8,463	8,674,575
SPCM SA (France)†(a)	4.875%	9/15/2025		9,381	9,146,475
Tronox Finance plc (United Kingdom)†(a)	5.75%	10/1/2025		14,203	12,906,976
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023		17,469	17,566,845
Total					156,737,762

Consumer/Commercial/Lease Financing 1.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.65%	7/21/2027		4,589	4,403,553
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%	4/3/2026		3,898	3,983,034
Freedom Mortgage Corp.†	8.25%	4/15/2025		8,282	6,936,175
Garrett LX I Sarl/Garrett Borrowing LLC†(d)	5.125%	10/15/2026	EUR	9,427	9,715,191
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		$11,070	10,848,600
Navient Corp.	6.125%	3/25/2024		24,659	25,277,694
Navient Corp.	6.75%	6/25/2025		21,140	21,483,525
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025		10,378	9,794,238
Quicken Loans, Inc.†	5.25%	1/15/2028		10,216	9,536,125
Springleaf Finance Corp.	6.125%	3/15/2024		31,595	32,858,800
Total					134,836,935

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Diversified Capital Goods 1.72%
Amsted Industries, Inc.†(h)	5.625%		7/1/2027		$7,147	$7,218,399
BCD Acquisition, Inc.†	9.625%		9/15/2023		9,034	9,485,700
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(j)	36,248	33,790,929
Griffon Corp.	5.25%		3/1/2022		6,735	6,726,581
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		9,888	10,135,200
SPX FLOW, Inc.†	5.625%		8/15/2024		12,220	12,556,050
SPX FLOW, Inc.†	5.875%		8/15/2026		7,252	7,505,820
Stevens Holding Co., Inc.†	6.125%		10/1/2026		6,708	7,009,860
Wabtec Corp.	3.45%		11/15/2026		15,419	14,758,313
Werner FinCo LP/Werner FinCo, Inc.†	8.75%		7/15/2025		8,220	7,182,225
Total						116,369,077

Electric: Distribution/Transportation 0.21%
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%		12/5/2024		12,618	14,053,297

Electric: Generation 1.78%
Calpine Corp.	5.75%		1/15/2025		36,607	35,516,844
Clearway Energy Operating LLC	5.00%		9/15/2026		6,942	6,733,740
Clearway Energy Operating LLC†	5.75%		10/15/2025		8,972	8,983,215
DPL, Inc.	7.25%		10/15/2021		3,170	3,387,937
Elwood Energy LLC	8.159%		7/5/2026		6,626	7,222,400
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		12,492	12,164,085
NRG Energy, Inc.	5.75%		1/15/2028		23,119	24,273,563
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		7,870	8,440,369
Stoneway Capital Corp. (Argentina)†(a)	10.00%		3/1/2027		8,240	7,292,197
Terraform Global Operating LLC†	6.125%		3/1/2026		6,836	6,810,365
Total						120,824,715

Electric: Integrated 1.05%
Aegea Finance Sarl (Brazil)†(a)	5.75%		10/10/2024		12,075	12,075,000
AES Corp. (The)	4.50%		3/15/2023		8,515	8,589,506
AES Corp. (The)	5.125%		9/1/2027		7,415	7,581,838
Electricite de France SA (France)†(a)	5.625% (10 Yr. Swap + 3.04%	)#	–	(j)	10,368	10,390,188
Eskom Holdings SOC Ltd. (South Africa)†(a)	8.45%		8/10/2028		6,667	7,316,479
NRG Energy, Inc.†	5.25%		6/15/2029		4,894	5,035,534
Pacific Gas & Electric Co.(k)	6.05%		3/1/2034		20,162	20,363,620
Total						71,352,165

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.62%
Micron Technology, Inc.	5.327%	2/6/2029	$13,302	$13,419,420
Nokia OYJ (Finland)(a)	4.375%	6/12/2027	7,116	6,991,470
Qorvo, Inc.†	5.50%	7/15/2026	7,095	7,236,900
Sensata Technologies BV†	5.625%	11/1/2024	13,449	14,239,129
Total				41,886,919

Energy: Exploration & Production 7.07%
Afren plc (United Kingdom)†(a)(k)	6.625%	12/9/2020	4,806	39,938
Afren plc (United Kingdom)†(a)(k)	10.25%	4/8/2019	3,367	28,347
Afren plc (United Kingdom)†(a)(k)	11.50%	2/1/2016	4,294	36,153
Berry Petroleum Co. LLC†	7.00%	2/15/2026	13,779	13,400,077
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.	6.875%	2/1/2025	9,683	9,501,444
California Resources Corp.†	8.00%	12/15/2022	30,195	21,211,987
Callon Petroleum Co.	6.125%	10/1/2024	13,586	13,484,105
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	9,668	9,474,640
Centennial Resource Production LLC†	5.375%	1/15/2026	13,701	13,084,455
Chaparral Energy, Inc.†	8.75%	7/15/2023	15,151	9,014,845
Chesapeake Energy Corp.	7.00%	10/1/2024	21,578	19,716,897
Chesapeake Energy Corp.	7.50%	10/1/2026	4,187	3,695,028
Denbury Resources, Inc.	5.50%	5/1/2022	17,998	12,373,625
Denbury Resources, Inc.†	9.00%	5/15/2021	6,758	6,605,945
Diamondback Energy, Inc.	4.75%	11/1/2024	19,941	20,364,746
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	6,790	6,891,850
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	11,018	9,530,570
Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	6,957	7,000,481
Gulfport Energy Corp.	6.375%	5/15/2025	6,721	5,612,035
HighPoint Operating Corp.	7.00%	10/15/2022	7,112	6,863,080
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	10,206	9,925,335
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	9,092	8,978,350
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	7,210	7,255,207
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	6,264	6,882,570
Indigo Natural Resources LLC†	6.875%	2/15/2026	10,220	9,223,550
Jagged Peak Energy LLC	5.875%	5/1/2026	14,579	14,305,644
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	17,530	10,474,175
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	16,763	16,930,630
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	10,899	10,527,889
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	29,310	26,305,725

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Murphy Oil Corp.	6.875%	8/15/2024	$6,769	$7,018,895
Oasis Petroleum, Inc.†	6.25%	5/1/2026	18,429	16,401,810
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	6,992	6,957,040
PDC Energy, Inc.	6.125%	9/15/2024	9,402	9,096,435
QEP Resources, Inc.	5.25%	5/1/2023	7,006	6,602,314
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	7,706	7,397,760
Sanchez Energy Corp.†	7.25%	2/15/2023	9,174	7,797,900
SM Energy Co.	6.625%	1/15/2027	14,821	13,116,585
SM Energy Co.	6.75%	9/15/2026	11,332	10,176,136
Southwestern Energy Co.	7.50%	4/1/2026	6,639	6,406,635
Southwestern Energy Co.	7.75%	10/1/2027	11,924	11,447,040
SRC Energy, Inc.	6.25%	12/1/2025	7,303	6,869,640
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	18,765	14,026,837
Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	13,402	13,486,433
W&T Offshore, Inc.†	9.75%	11/1/2023	13,029	12,882,424
WPX Energy, Inc.	5.25%	9/15/2024	11,997	11,847,038
WPX Energy, Inc.	5.75%	6/1/2026	8,510	8,478,088
Total				478,748,333

Environmental 0.48%
Covanta Holding Corp.	6.00%	1/1/2027	13,357	13,677,835
Darling Ingredients, Inc.†	5.25%	4/15/2027	5,000	5,074,000
Waste Pro USA, Inc.†	5.50%	2/15/2026	13,669	13,532,310
Total				32,284,145

Food & Drug Retailers 0.80%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/ Albertson’s LLC	5.75%	3/15/2025	3,797	3,683,849
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/ Albertson’s LLC	6.625%	6/15/2024	30,321	30,775,815
Fresh Market, Inc. (The)†	9.75%	5/1/2023	11,579	8,626,355
Ingles Markets, Inc.	5.75%	6/15/2023	10,562	10,746,835
Total				53,832,854

Food: Wholesale 1.72%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	10,753	9,838,995
Dole Food Co., Inc.†	7.25%	6/15/2025	7,499	7,236,535
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(a)	5.625%	8/15/2026	14,859	12,332,970
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	1,773	1,823,974

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	$15,107	$16,013,420
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	7,296	7,508,095
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	5,098	5,098,000
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	12,043	12,133,322
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026	11,418	10,104,930
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	7,807	7,527,923
Performance Food Group, Inc.†	5.50%	6/1/2024	6,640	6,681,500
Post Holdings, Inc.†	5.50%	3/1/2025	13,432	13,599,900
Simmons Foods, Inc.†	7.75%	1/15/2024	6,368	6,766,000
Tonon Luxembourg SA†(a)	6.50%	10/31/2024	1,574	118,017
Total				116,783,581

Forestry/Paper 0.54%
Louisiana-Pacific Corp.	4.875%	9/15/2024	6,870	6,938,700
Mercer International, Inc. (Canada)(a)	5.50%	1/15/2026	9,824	9,723,304
Mercer International, Inc. (Canada)†(a)	7.375%	1/15/2025	5,467	5,754,017
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	6,409	6,725,605
Rayonier AM Products, Inc.†	5.50%	6/1/2024	496	402,757
Suzano Austria GmbH (Brazil)†(a)	6.00%	1/15/2029	6,305	6,738,469
Total				36,282,852

Gaming 2.64%
Boyd Gaming Corp.	6.00%	8/15/2026	10,259	10,374,414
Buena Vista Gaming Authority†	13.00%	4/1/2023	12,631	13,262,550
Churchill Downs, Inc.†	4.75%	1/15/2028	15,907	15,350,255
Eldorado Resorts, Inc.	6.00%	9/15/2026	6,776	7,001,912
Eldorado Resorts, Inc.	6.00%	4/1/2025	13,055	13,333,463
Enterprise Development Authority (The)†	12.00%	7/15/2024	10,890	11,543,400
Everi Payments, Inc.†	7.50%	12/15/2025	13,209	13,704,338
Gateway Casinos & Entertainment Ltd. (Canada)†(a)	8.25%	3/1/2024	6,800	7,089,000
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	6,348	6,789,249
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	6,916,969
MGM Resorts International	4.625%	9/1/2026	22,007	21,456,825
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	6,983	6,738,595
Penn National Gaming, Inc.†	5.625%	1/15/2027	13,855	13,751,087
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026	6,677	6,885,656
Station Casinos LLC†	5.00%	10/1/2025	6,918	6,675,870

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%		5/15/2025	$6,952	$6,830,340
Twin River Worldwide Holdings, Inc.†	6.75%		6/1/2027	10,565	10,748,303
Total					178,452,226

Gas Distribution 2.37%
Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%		9/15/2024	8,225	8,159,611
Buckeye Partners LP	6.375%	#(i)	1/22/2078	7,375	6,065,938
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	22,047	22,874,203
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	23,628	25,419,711
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	5,664	6,327,821
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%		8/1/2024	7,202	7,472,075
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%		5/15/2023	7,105	7,025,069
NGPL PipeCo LLC†	4.875%		8/15/2027	13,014	13,420,687
Rockies Express Pipeline LLC†	6.875%		4/15/2040	12,519	13,558,703
Rockpoint Gas Storage Canada Ltd. (Canada)†(a)	7.00%		3/31/2023	9,566	9,673,618
Southern Star Central Corp.†	5.125%		7/15/2022	9,846	9,990,736
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023	8,738	8,606,930
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.375%		2/1/2027	9,221	9,313,210
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%		4/15/2026	7,718	7,997,778
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	6.50%		7/15/2027	4,493	4,690,467
Total					160,596,557

Health Facilities 4.36%
Acadia Healthcare Co., Inc.	5.625%		2/15/2023	6,684	6,725,775
AHP Health Partners, Inc.†	9.75%		7/15/2026	12,077	12,831,813
CHS/Community Health Systems, Inc.	5.125%		8/1/2021	7,130	7,005,225
CHS/Community Health Systems, Inc.	6.25%		3/31/2023	3,794	3,626,874
CHS/Community Health Systems, Inc.	8.00%		11/15/2019	17,912	17,822,440
CHS/Community Health Systems, Inc.†	8.00%		3/15/2026	10,864	10,419,228
HCA, Inc.	5.375%		2/1/2025	8,147	8,535,775
HCA, Inc.	5.50%		6/15/2047	32,035	33,768,069
HCA, Inc.	5.875%		2/15/2026	1,453	1,543,827
HCA, Inc.	7.50%		12/15/2023	10,647	11,898,023
HCA, Inc.	7.69%		6/15/2025	3,765	4,282,688

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
HCA, Inc.	8.36%	4/15/2024	$12,701	$14,542,645
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	15,107	14,937,046
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	12,951	12,182,034
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	6,220	6,608,750
RegionalCare Hospital Partners Holdings, Inc./ LifePoint Health, Inc.†	9.75%	12/1/2026	29,438	31,054,441
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	11,018	10,053,925
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	12,212	12,425,710
Tenet Healthcare Corp.	4.625%	7/15/2024	4,061	4,046,583
Tenet Healthcare Corp.	5.125%	5/1/2025	42,856	42,641,720
Tenet Healthcare Corp.	7.00%	8/1/2025	9,673	9,543,672
Tenet Healthcare Corp.	6.75%	6/15/2023	18,399	18,397,528
Total				294,893,791

Health Services 2.26%
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	11,482	10,764,375
DaVita, Inc.	5.00%	5/1/2025	15,289	14,505,439
DaVita, Inc.	5.125%	7/15/2024	10,705	10,460,926
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	11,830	11,194,138
HCA, Inc.	5.875%	2/1/2029	10,817	11,493,062
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	10,100	10,278,770
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,274	9,250,815
NVA Holdings, Inc.†	6.875%	4/1/2026	6,808	6,671,840
Service Corp. International	4.625%	12/15/2027	10,263	10,314,315
Service Corp. International	5.125%	6/1/2029	5,526	5,635,249
Tenet Healthcare Corp.†	6.25%	2/1/2027	17,889	18,269,141
Verscend Escrow Corp.†	9.75%	8/15/2026	22,745	24,138,131
West Street Merger Sub, Inc.†	6.375%	9/1/2025	11,006	10,180,550
Total				153,156,751

Hotels 0.79%
ESH Hospitality, Inc.†	5.25%	5/1/2025	10,075	10,100,187
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	13,784	13,900,475
Marriott Ownership Resorts, Inc./ILG LLC†	6.50%	9/15/2026	10,269	10,666,924
Wyndham Destinations, Inc.	5.75%	4/1/2027	4,697	4,738,099
Wyndham Destinations, Inc.	6.35%	10/1/2025	6,014	6,419,945
Wyndham Hotels & Resorts, Inc.†	5.375%	4/15/2026	7,267	7,412,340
Total				53,237,970

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.65%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	$7,728	$7,051,800
Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024	8,669	8,923,652
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer†	8.25%	8/1/2023	8,263	8,469,575
AssuredPartners, Inc.†	7.00%	8/15/2025	6,844	6,518,910
HUB International Ltd.†	7.00%	5/1/2026	13,577	13,385,564
Total				44,349,501

Integrated Energy 0.57%
Cheniere Energy Partners LP	5.25%	10/1/2025	10,042	10,062,285
Cheniere Energy Partners LP†	5.625%	10/1/2026	11,493	11,665,395
Rio Oil Finance Trust Series 2018-1 (Brazil)†(a)	8.20%	4/6/2028	15,501	17,051,255
Total				38,778,935

Investments & Miscellaneous Financial Services 0.58%
MSCI, Inc.†	5.375%	5/15/2027	4,869	5,130,709
MSCI, Inc.†	5.75%	8/15/2025	16,254	17,022,814
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	7,695	6,782,004
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	9,882	10,206,624
Total				39,142,151

Life Insurance 0.39%
CNO Financial Group, Inc.	5.25%	5/30/2025	14,699	15,259,399
CNO Financial Group, Inc.(h)	5.25%	5/30/2029	10,932	11,042,632
Total				26,302,031

Machinery 0.79%
Itron, Inc.†	5.00%	1/15/2026	10,256	10,243,180
Mueller Water Products, Inc.†	5.50%	6/15/2026	16,698	16,906,725
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025	20,290	20,036,375
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(a)	7.75%	4/15/2026	7,416	6,628,050
Total				53,814,330

Managed Care 1.21%
Centene Corp.	4.75%	1/15/2025	20,649	20,958,735
Centene Corp.†	5.375%	6/1/2026	14,419	14,991,434
Molina Healthcare, Inc.†	4.875%	6/15/2025	20,087	19,986,565
Molina Healthcare, Inc.	5.375%	11/15/2022	6,315	6,463,087
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	9,240	9,112,950
WellCare Health Plans, Inc.	5.25%	4/1/2025	10,116	10,289,995
Total				81,802,766

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content 3.84%
AMC Networks, Inc.	4.75%	8/1/2025		$20,580	$20,194,125
AMC Networks, Inc.	5.00%	4/1/2024		11,871	11,854,024
Belo Corp.	7.25%	9/15/2027		11,082	11,885,445
EW Scripps Co. (The)†	5.125%	5/15/2025		13,494	12,718,095
Gray Television, Inc.†	5.125%	10/15/2024		5,110	5,146,792
Gray Television, Inc.†	5.875%	7/15/2026		11,267	11,587,546
Gray Television, Inc.†	7.00%	5/15/2027		11,511	12,221,689
Netflix, Inc.(d)	3.625%	5/15/2027	EUR	30,266	34,942,153
Netflix, Inc.†(d)	3.875%	11/15/2029	EUR	8,134	9,291,353
Netflix, Inc.†(d)	4.625%	5/15/2029	EUR	12,367	14,909,382
Netflix, Inc.	4.875%	4/15/2028		$8,422	8,339,549
Netflix, Inc.	5.875%	2/15/2025		26,193	27,853,374
Netflix, Inc.	5.875%	11/15/2028		6,182	6,506,555
Salem Media Group, Inc.†	6.75%	6/1/2024		10,139	8,973,015
Sinclair Television Group, Inc.†	5.125%	2/15/2027		20,631	19,756,246
Sinclair Television Group, Inc.†	5.875%	3/15/2026		13,206	13,288,537
Sirius XM Radio, Inc.†	5.00%	8/1/2027		22,224	21,973,980
Sirius XM Radio, Inc.†	5.375%	7/15/2026		4,500	4,549,275
Univision Communications, Inc.†	5.125%	2/15/2025		4,041	3,720,832
Total					259,711,967

Media: Diversified 0.10%
Entercom Media Corp.†	6.50%	5/1/2027		6,983	7,105,202

Medical Products 0.46%
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025		8,573	8,658,730
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA†	6.625%	5/15/2022		16,293	15,233,955
Teleflex, Inc.	4.625%	11/15/2027		4,187	4,152,457
Teleflex, Inc.	4.875%	6/1/2026		3,307	3,373,140
Total					31,418,282

Metals/Mining (Excluding Steel) 2.25%
Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024		2,486	2,548,150
Baffinland Iron Mines Corp. (Canada)†(a)	8.75%	7/15/2026		14,347	14,454,602
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		9,650	9,891,298
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		6,759	6,606,923
Coeur Mining, Inc.	5.875%	6/1/2024		10,447	9,183,435
Compass Minerals International, Inc.†	4.875%	7/15/2024		8,625	8,236,875
CONSOL Energy, Inc.†	11.00%	11/15/2025		14,244	15,472,545

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	$8,118	$7,069,231
Freeport-McMoRan, Inc.	3.875%	3/15/2023	35,840	34,602,803
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	51	5	(b)
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	11,099	9,489,645
Novelis Corp.†	5.875%	9/30/2026	7,009	6,846,952
Novelis Corp.†	6.25%	8/15/2024	4,351	4,459,775
Peabody Energy Corp.†	6.375%	3/31/2025	6,964	6,772,490
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	10,725	9,867,000
Warrior Met Coal, Inc.†	8.00%	11/1/2024	6,316	6,556,798
Total				152,058,527

Monoline Insurance 0.10%
MGIC Investment Corp.	5.75%	8/15/2023	6,339	6,751,035

Multi-Line Insurance 0.30%
Genworth Holdings, Inc.	4.90%	8/15/2023	15,076	12,588,460
York Risk Services Holding Corp.†	8.50%	10/1/2022	8,897	7,406,752
Total				19,995,212

Oil Field Equipment & Services 2.18%
Apergy Corp.	6.375%	5/1/2026	16,019	16,499,570
Archrock Partners LP/Archrock Partners Finance Corp.†	6.875%	4/1/2027	8,835	9,100,050
Bristow Group, Inc.†(k)	8.75%	3/1/2023	9,308	8,493,550
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	11,534	11,332,155
Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025	12,668	12,889,690
Nine Energy Service, Inc.†	8.75%	11/1/2023	12,136	12,075,320
Noble Holding International Ltd.†	7.875%	2/1/2026	14,333	12,451,794
Oceaneering International, Inc.	6.00%	2/1/2028	11,581	11,378,332
Oceaneering International, Inc.	4.65%	11/15/2024	9,488	9,061,040
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024	14,537	13,010,615
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	6,293	6,567,797
Transocean Pontus Ltd.†	6.125%	8/1/2025	7,713	7,838,428
Transocean Poseidon Ltd.†	6.875%	2/1/2027	9,112	9,396,750
Transocean Proteus Ltd.†	6.25%	12/1/2024	7,182	7,289,324
Total				147,384,415

Oil Refining & Marketing 0.23%
Citgo Holding, Inc.†	10.75%	2/15/2020	15,084	15,517,665

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 1.23%
Ball Corp.	4.875%	3/15/2026	$13,792	$14,188,520
Berry Global Escrow Corp.†(h)	4.875%	7/15/2026	10,801	10,771,081
Berry Global Escrow Corp.†(h)	5.625%	7/15/2027	4,725	4,772,250
Flex Acquisition Co., Inc.†	7.875%	7/15/2026	6,887	6,215,518
Intertape Polymer Group, Inc. (Canada)†(a)	7.00%	10/15/2026	11,553	11,812,942
Pactiv LLC	7.95%	12/15/2025	9,754	9,997,850
Sealed Air Corp.†	6.875%	7/15/2033	8,808	9,622,740
Trident Merger Sub, Inc.†	6.625%	11/1/2025	9,073	8,347,160
TriMas Corp.†	4.875%	10/15/2025	7,379	7,300,598
Total				83,028,659

Personal & Household Products 0.55%
Coty, Inc.†	6.50%	4/15/2026	4,704	4,527,036
Energizer Holdings, Inc.†	6.375%	7/15/2026	7,865	7,904,325
Energizer Holdings, Inc.†	7.75%	1/15/2027	3,987	4,166,415
Mattel, Inc.	5.45%	11/1/2041	8,271	6,120,540
Mattel, Inc.†	6.75%	12/31/2025	15,025	14,832,830
Total				37,551,146

Pharmaceuticals 1.13%
Bausch Health Americas, Inc.†	8.50%	1/31/2027	24,174	25,435,641
Bausch Health Cos., Inc.†	5.50%	3/1/2023	4,085	4,105,425
Bausch Health Cos., Inc.†	7.00%	3/15/2024	6,590	6,898,906
Bausch Health Cos., Inc.†	7.25%	5/30/2029	4,847	4,826,982
Bausch Health Cos., Inc. Canada†	5.875%	5/15/2023	15,167	15,258,457
Elanco Animal Health, Inc.†	4.90%	8/28/2028	6,759	7,333,680
Horizon Pharma USA, Inc.†	8.75%	11/1/2024	11,636	12,537,790
Total				76,396,881

Printing & Publishing 0.26%
Meredith Corp.	6.875%	2/1/2026	9,692	10,030,251
W/S Packaging Holdings, Inc.†	9.00%	4/15/2023	6,783	7,325,640
Total				17,355,891

Rail 0.16%
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	10,491	10,832,220

Real Estate Development & Management 0.39%
China Evergrande Group (China)(a)	8.75%	6/28/2025	7,200	6,334,145
Country Garden Holdings Co. Ltd. (China)(a)	5.125%	1/17/2025	10,890	10,203,962
Realogy Group LLC/Realogy Co-Issuer Corp.†	9.375%	4/1/2027	10,393	9,873,350
Total				26,411,457

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Recreation & Travel 0.80%
Boyne USA, Inc.†	7.25%	5/1/2025		$9,061	$9,831,185
CPUK Finance Ltd. (Jersey)(a)	4.875%	2/28/2047	GBP	5,175	6,520,705
Merlin Entertainments plc (United Kingdom)†(a)	5.75%	6/15/2026		$7,625	7,806,094
Pinnacle Bidco plc(d)	6.375%	2/15/2025	GBP	4,966	6,463,115
Six Flags Entertainment Corp.†	4.875%	7/31/2024		$6,820	6,753,164
VOC Escrow Ltd.†	5.00%	2/15/2028		17,203	16,794,429
Total					54,168,692

Restaurants 0.93%
IRB Holding Corp.†	6.75%	2/15/2026		16,963	16,581,332
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		11,533	11,331,173
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		13,090	13,319,075
Wendy’s International LLC	7.00%	12/15/2025		10,154	10,103,230
Yum! Brands, Inc.	5.35%	11/1/2043		13,251	11,727,135
Total					63,061,945

Software/Services 0.94%
Banff Merger Sub, Inc.†	9.75%	9/1/2026		13,444	12,637,360
Fair Isaac Corp.†	5.25%	5/15/2026		9,983	10,457,193
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		9,955	10,191,431
Match Group, Inc.†	5.00%	12/15/2027		20,146	20,297,095
VeriSign, Inc.	5.25%	4/1/2025		9,788	10,265,165
Total					63,848,244

Specialty Retail 1.98%
Asbury Automotive Group, Inc.	6.00%	12/15/2024		6,700	6,884,250
Claire’s Stores, Inc.	14.00%	3/15/2039		1,574	2,400,350
Conn’s, Inc.	7.25%	7/15/2022		13,949	14,140,799
Cumberland Farms, Inc.†	6.75%	5/1/2025		6,254	6,504,160
Guitar Center, Inc.†	9.50%	10/15/2021		10,180	9,900,050
KGA Escrow LLC†	7.50%	8/15/2023		6,791	7,028,685
Levi Strauss & Co.(d)	3.375%	3/15/2027	EUR	5,500	6,423,240
Murphy Oil USA, Inc.	5.625%	5/1/2027		$8,668	8,928,040
PetSmart, Inc.†	5.875%	6/1/2025		16,035	15,133,031
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025		7,041	6,970,590
Sonic Automotive, Inc.	6.125%	3/15/2027		7,325	7,086,937
Under Armour, Inc.	3.25%	6/15/2026		15,049	13,911,746
Weight Watchers International, Inc.†	8.625%	12/1/2025		7,283	6,864,228

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)
William Carter Co. (The)†	5.625%	3/15/2027		$12,004	$12,304,100
Wolverine World Wide, Inc.†	5.00%	9/1/2026		10,166	9,886,435
Total					134,366,641

Steel Producers/Products 0.65%
Allegheny Technologies, Inc.	7.875%	8/15/2023		6,629	6,983,387
CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026		13,193	13,279,744
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		4,912	5,183,695
Steel Dynamics, Inc.	4.125%	9/15/2025		10,556	10,436,717
Steel Dynamics, Inc.	5.00%	12/15/2026		7,875	8,071,875
Total					43,955,418

Support: Services 3.87%
Ahern Rentals, Inc.†	7.375%	5/15/2023		9,694	8,530,720
Algeco Global Finance plc (United Kingdom)†(a)	8.00%	2/15/2023		6,649	6,748,735
Ashtead Capital, Inc.†	4.375%	8/15/2027		2,054	2,002,650
Ashtead Capital, Inc.†	5.25%	8/1/2026		4,462	4,607,015
Brand Industrial Services, Inc.†	8.50%	7/15/2025		18,403	15,596,542
Brink’s Co. (The)†	4.625%	10/15/2027		14,438	14,004,860
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%	5/1/2025		8,413	8,297,321
Cloud Crane LLC†	10.125%	8/1/2024		6,087	6,482,655
Diebold Nixdorf, Inc.	8.50%	4/15/2024		11,599	10,207,120
Garda World Security Corp. (Canada)†(a)	8.75%	5/15/2025		10,372	9,957,120
GEO Group, Inc. (The)	6.00%	4/15/2026		15,364	14,173,290
H&E Equipment Services, Inc.	5.625%	9/1/2025		10,554	10,509,145
Laureate Education, Inc.†	8.25%	5/1/2025		7,790	8,432,675
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022		7,814	7,818,595
Mobile Mini, Inc.	5.875%	7/1/2024		8,651	8,899,716
Monitronics International, Inc.	9.125%	4/1/2020		3,774	292,485
NESCO LLC/NESCO Finance Corp.†	6.875%	2/15/2021		7,158	7,140,105
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025		7,406	7,554,120
ServiceMaster Co. LLC (The)†	5.125%	11/15/2024		7,023	7,040,558
Sotheby’s†	4.875%	12/15/2025		7,164	6,877,440
Techem Verwaltungsgesellschaft 674 mbH†(d)	6.00%	7/30/2026	EUR	8,632	9,904,425
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025		$7,651	7,746,638
United Rentals North America, Inc.	4.625%	10/15/2025		6,810	6,741,900
United Rentals North America, Inc.	4.875%	1/15/2028		28,407	27,614,445
United Rentals North America, Inc.	5.25%	1/15/2030		10,489	10,305,443
WeWork Cos., Inc.†	7.875%	5/1/2025		10,941	10,120,425

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Williams Scotsman International, Inc.†	6.875%	8/15/2023		$13,105	$13,137,762
Williams Scotsman International, Inc.†	7.875%	12/15/2022		10,768	11,171,800
Total					261,915,705

Technology Hardware & Equipment 0.72%
Banff Merger Sub, Inc.†(d)	8.375%	9/1/2026	EUR	9,724	10,337,096
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024		$8,825	9,233,156
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		6,284	6,772,054
Western Digital Corp.	4.75%	2/15/2026		23,503	22,336,076
Total					48,678,382

Telecommunications 0.10%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†(h)	5.25%	12/1/2027		6,753	6,820,530

Telecommunications: Satellite 1.23%
Inmarsat Finance plc (United Kingdom)†(a)	6.50%	10/1/2024		6,538	6,889,418
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023		38,288	34,554,920
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.50%	10/15/2024		13,134	12,838,485
Intelsat Luxembourg SA (Luxembourg)(a)	8.125%	6/1/2023		11,637	8,465,917
ViaSat, Inc.†	5.625%	4/15/2027		19,897	20,235,050
Total					82,983,790

Telecommunications: Wireless 2.90%
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026		8,786	9,510,845
Sprint Capital Corp.	6.875%	11/15/2028		125,971	131,450,738
Sprint Corp.	7.625%	3/1/2026		7,011	7,444,806
T-Mobile USA, Inc.	6.50%	1/15/2026		45,053	47,643,548
Total					196,049,937

Telecommunications: Wireline Integrated & Services 1.59%
Cogent Communications Group, Inc.†	5.375%	3/1/2022		12,907	13,294,210
DKT Finance ApS (Denmark)†(a)	9.375%	6/17/2023		21,942	23,587,650
Equinix, Inc.(d)	2.875%	2/1/2026	EUR	12,316	14,215,955
GCI LLC	6.875%	4/15/2025		$12,746	13,223,975
InterXion Holding NV†(d)	4.75%	6/15/2025	EUR	8,471	10,021,432
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027		$6,699	6,908,344
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		21,227	19,037,966
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022		7,281	7,520,691
Total					107,810,223

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Theaters & Entertainment 0.16%
AMC Entertainment Holdings, Inc.	6.125%		5/15/2027		$4,243	$3,739,144
Live Nation Entertainment, Inc.†	5.625%		3/15/2026		6,779	6,965,422
Total						10,704,566

Tobacco 0.10%
Pyxus International, Inc.	9.875%		7/15/2021		7,579	6,461,097

Transportation: Infrastructure/Services 0.98%
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030		11,278	11,306,000
Delhi International Airport Ltd.†(a)(h)	6.45%		6/4/2029		6,848	6,996,910
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%		10/30/2019		7,254	6,896,015
Golar LNG Partners LP (United Kingdom)†(a)	8.768% (3 Mo. LIBOR + 6.25%	)#	5/18/2021		7,000	7,096,250
Great Lakes Dredge & Dock Corp.	8.00%		5/15/2022		6,767	7,139,185
Promontoria Holding 264 BV †(a)(d)	6.75%		8/15/2023	EUR	8,894	9,726,333
Stena AB (Sweden)†(a)	7.00%		2/1/2024		$7,339	7,027,092
Uber Technologies, Inc.†	8.00%		11/1/2026		9,404	9,979,995
Total						66,167,780

Trucking & Delivery 0.10%
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023		6,913	6,567,350
Total High Yield Corporate Bonds (cost $5,732,950,190)						5,720,043,085

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.32%
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(l)	10/15/2034		7,954	8,174,268
Caesars Palace Las Vegas Trust 2017-VICI F†	4.354%	#(l)	10/15/2034		13,397	13,539,137
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	#(l)	7/15/2056		2,000	104,319
Total Non-Agency Commercial Mortgage-Backed Securities (cost $21,783,336)						$21,817,724

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Energy: Exploration & Production
Templar Energy LLC (cost $1,913,468)	Zero Coupon				203	$–	(b)

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $754,851)	$35.05	5/15/2022	129	$1,294	(c)
Total Long-Term Investments (cost $6,678,604,937)				6,646,470,998

			Principal Amount (000)
SHORT-TERM INVESTMENT 1.88%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $129,060,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $129,868,045; proceeds: $127,332,656 (cost $127,317,271)			$127,317	127,317,271
Total Investments in Securities 100.04% (cost $6,805,922,208)				6,773,788,269
Less Unfunded Commitment (0.29%) (cost $19,400,306)				(19,395,703)
Net Investments in Securities 99.76% (cost $6,786,521,902)				6,754,392,566
Cash, Foreign Cash and Other Assets in Excess of Liabilities(m) 0.24%				16,455,531
Net Assets 100.00%				$6,770,848,097

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2019.

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

(f)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Securities purchased on a when-issued basis (See Note 2(i)).
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2019(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.32(4)(5)	Credit Suisse	5.00%	6/20/2024	$178,188,000	$186,268,093	$9,391,484	$(1,311,391)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central clearing Party are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,311,391.
(4)	Central clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at May 31, 2019(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Tesla	J.P. Morgan	1.00%	6/20/2020	$7,938,000	$7,557,847	$(355,113)	$(25,040)	$(380,153)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $25,040.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Goldman Sachs	6/5/2019	1,021,000	$1,354,568	$1,290,863	$63,705
British pound	Sell	State Street Bank and Trust	6/5/2019	3,500,000	4,671,448	4,425,094	246,354
British pound	Sell	State Street Bank and Trust	6/5/2019	1,267,000	1,682,356	1,601,884	80,472
British pound	Sell	State Street Bank and Trust	6/5/2019	5,055,000	6,736,004	6,391,100	344,904
British pound	Sell	State Street Bank and Trust	6/5/2019	7,169,000	9,484,450	9,063,856	420,594
British pound	Sell	State Street Bank and Trust	6/5/2019	1,915,000	2,535,067	2,421,158	113,909
British pound	Sell	State Street Bank and Trust	6/5/2019	4,460,000	5,904,114	5,638,834	265,280
British pound	Sell	Toronto Dominion Bank	6/5/2019	21,000,000	27,904,401	26,550,563	1,353,838
Canadian dollar	Sell	Goldman Sachs	6/5/2019	8,605,000	6,473,407	6,366,825	106,582
euro	Sell	J.P. Morgan	6/7/2019	70,730,000	80,592,131	79,035,408	1,556,723
euro	Sell	State Street Bank and Trust	6/7/2019	3,600,000	4,084,741	4,022,727	62,014
euro	Sell	State Street Bank and Trust	8/14/2019	90,258,000	102,168,085	101,428,740	739,345
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,353,720

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	6/5/2019	2,000,000	$2,646,956	$2,528,625	$(118,331)
British pound	Buy	Barclays Bank plc	6/5/2019	591,000	782,590	747,209	(35,381)
Canadian dollar	Buy	Morgan Stanley	6/5/2019	6,500,000	4,889,127	4,809,339	(79,788)
Canadian dollar	Buy	Morgan Stanley	6/5/2019	2,105,000	1,580,874	1,557,486	(23,388)
euro	Buy	J.P. Morgan	6/7/2019	570,000	649,477	636,932	(12,545)
euro	Buy	J.P. Morgan	6/7/2019	4,008,000	4,480,457	4,478,636	(1,821)
euro	Buy	State Street Bank and Trust	6/7/2019	3,500,000	3,983,496	3,910,984	(72,512)
euro	Buy	State Street Bank and Trust	6/7/2019	2,433,000	2,721,586	2,718,693	(2,893)
euro	Buy	State Street Bank and Trust	6/7/2019	6,300,000	7,040,013	7,039,772	(241)
euro	Sell	Bank of America	6/7/2019	9,293,000	10,379,854	10,384,222	(4,368)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(351,268)

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2019	1,466	Long		$184,283,339		$185,815,500	$1,532,161
U.S. 2-Year Treasury Note	September 2019	8,118	Long		1,736,823,126		1,742,706,289	5,883,163
U.S. 5-Year Treasury Note	September 2019	1,495	Long		174,427,136		175,463,946	1,036,810
U.S. Ultra Treasury Bond	September 2019	628	Long		108,895,307		110,390,625	1,495,318
Total Unrealized Appreciation on Open Futures Contracts								$9,947,452

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro- Bobl	June 2019	32	Short	EUR	(4,825,554)	EUR	(4,787,479)	$(55,117)
Euro- Bund	June 2019	326	Short	EUR	(60,813,661)	EUR	(61,307,892)	(1,668,675)
U.S. 10-Year Ultra Treasury Bond	September 2019	1,387	Short		$(187,562,942)		$(189,390,516)	(1,827,574)
U.S. Long Bond	September 2019	2,813	Short		(427,899,298)		(432,410,844)	(4,511,546)
Total Unrealized Depreciation on Open Futures Contracts								$(8,062,912)

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Energy: Exploration & Production	$14,704,842	$–	$–	$14,704,842
Food & Drug Retailers	–	–	197	197
Investments & Miscellaneous Financial Services	7,078,288	–	48,811	7,127,099
Personal & Household Products	7,832,007	–	6,861,905	14,693,912
Specialty Retail	13,454,488	11,488,193	–	24,942,681
Transportation: Infrastructure/Services	–	–	3,989,900	3,989,900
Remaining Industries	219,723,394	–	–	219,723,394
Convertible Bonds	–	60,823,640	–	60,823,640
Convertible Preferred Stock	6,990,469	–	–	6,990,469
Floating Rate Loans
Advertising	–	–	5,143,000	5,143,000
Aerospace/Defense	–	–	9,029,106	9,029,106
Automakers	–	–	9,400,413	9,400,413
Building Materials	–	6,686,173	7,432,425	14,118,598
Electric: Generation	–	58,772,331	13,836,460	72,608,791
Electric: Integrated	–	8,645,010	840,221	9,485,231
Electronics	–	5,748,947	13,989,932	19,738,879
Food & Drug Retailers	–	7,581,662	272	7,581,934
Gaming	–	6,878,874	7,786,362	14,665,236
Health Services	–	6,710,664	7,127,010	13,837,674
Machinery	–	6,142,166	15,066,290	21,208,456
Medical Products	–	–	5,004,736	5,004,736
Oil Field Equipment & Services	–	6,708,918	22,169,277	28,878,195
Personal & Household Products	–	13,918,965	7,603,429	21,522,394
Printing & Publishing	–	–	6,905,002	6,905,002
Restaurants	–	19,890,893	7,082,058	26,972,951
Software/Services	–	10,132,584	7,635,533	17,768,117
Specialty Retail	–	–	18,992,414	18,992,414
Support: Services	–	7,121,327	38,095,850	45,217,177
Remaining Industries	–	77,815,431	–	77,815,431
Less Unfunded Commitments	–	(18,187,755)	(1,207,948)	(19,395,703)
Foreign Bonds	–	56,131,901	–	56,131,901
Foreign Government Obligations	–	49,587,125	–	49,587,125
High Yield Corporate Bonds
Automakers	–	64,623,415	850	64,624,265
Banking	–	197,844,960	1,000	197,845,960
Metals/Mining (Excluding Steel)	–	152,058,522	5	152,058,527
Remaining Industries	–	5,305,514,333	–	5,305,514,333
Non-Agency Commercial Mortgage-Backed Securities	–	21,817,724	–	21,817,724
Preferred Stock	–	–	–	–
Warrant	–	–	1,294	1,294
Short-Term Investments
Repurchase Agreement	–	127,317,271	–	127,317,271
Total	$269,783,488	$6,271,773,274	$212,835,804	$6,754,392,566

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,311,391)	–	(1,311,391)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(380,153)	–	(380,153)
Forward Foreign Currency Exchange Contracts
Assets	–	5,353,720	–	5,353,720
Liabilities	–	(351,268)	–	(351,268)
Futures Contracts
Assets	9,947,452	–	–	9,947,452
Liabilities	(8,062,912)	–	–	(8,062,912)
Total	$1,884,540	$3,310,908	$–	$5,195,448

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Preferred Stock	Warrants
Balance as of December 1, 2018	$11,723,618	$87,182,158	$1,557,290	$–	$1,294
Accrued Discounts (Premiums)	–	155,439	–	–	–
Realized Gain (Loss)	350,920	130,710	23,288	–	–
Change in Unrealized Appreciation (Depreciation)	3,140,108	(3,136,772)	69,667	(608,972)	–
Purchases	12,903,981	122,699,779		46,815	–
Sales	(21,717,484)	(42,644,564)	(93,265)	–	–
Transfers into Level 3	4,499,670	46,956,504	–	562,157	–
Transfers out of Level 3	–	(9,411,412)	(1,555,125)	–	–
Balance as of May 31, 2019	$10,900,813	$201,931,842	$1,855	$–	$1,294
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$619,065	$(2,076,214)	$–	$(608,972)	$–

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 90.53%

ASSET-BACKED SECURITIES 7.63%

Automobiles 3.35%
ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,124	$1,130,271
ACC Trust 2018-1 C†	6.81%	2/21/2023	870	883,536
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	804	803,792
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	710	711,466
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	3,917	3,930,203
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	807	805,596
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,351,031
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,137,495
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	3,625	3,632,831
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	7,549	7,565,918
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	2,500	2,552,734
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	1,063	1,065,352
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	770	775,664
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,118	1,118,703
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	715,394
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	4,161	4,162,940
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	6,121	6,131,393
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	1,549	1,553,050
Flagship Credit Auto Trust 2019-1 D†	4.08%	2/18/2025	4,000	4,142,906
Foursight Capital Automobile Receivables Trust 2018-1 D†	4.19%	11/15/2023	3,500	3,588,509
GM Financial Automobile Leasing Trust 2017-3 A3	2.01%	11/20/2020	5,290	5,281,335
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	463	462,580
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	4,200	4,204,202
Santander Drive Auto Receivables Trust 2015-2 D	3.02%	4/15/2021	3,023	3,025,562
Santander Drive Auto Receivables Trust 2015-2 E†	4.02%	9/15/2022	7,875	7,906,365
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	896,700
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	28	28,243
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,300	4,299,961
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	257	256,983
Total				78,120,715

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 0.51%
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	$1,858	$1,855,726
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,856,742
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,399,490
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	3,684	3,680,129
Total					11,792,087

Other 3.77%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	406	404,909
Ammc CLO 19 Ltd. 2016-19A A†	4.097% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	5,000	5,002,768
Apex Credit CLO Ltd. 2016-1A B1R†	4.432% (3 Mo. LIBOR + 1.85%	)#	10/27/2028	796	798,207
Apex Credit CLO Ltd. 2017-1A B†	4.531% (3 Mo. LIBOR + 1.95%	)#	4/24/2029	876	876,439
Apidos CLO XVI 2013-16A CR†	5.592% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	750	750,987
Avery Point IV CLO Ltd. 2014-1A BR†	4.18% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	1,294	1,295,560
Avery Point V CLO Ltd. 2014-5A AR†	3.568% (3 Mo. LIBOR + .98%	)#	7/17/2026	670	670,332
Avery Point VII CLO Ltd. 2015-7A A1†	4.097% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	4,768	4,770,911
BlueMountain CLO Ltd. 2013-1A A2R2†	4.342% (3 Mo. LIBOR + 1.78%	)#	1/20/2029	1,308	1,308,700
BlueMountain CLO Ltd. 2016-1A BR†	3.942% (3 Mo. LIBOR + 1.35%	)#	4/20/2027	4,939	4,876,155
Bowman Park CLO Ltd. 2014-1A AR†	3.704% (3 Mo. LIBOR + 1.18%	)#	11/23/2025	2,418	2,420,369
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.192% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	2,500	2,485,248
Cent CLO Ltd. 2013-19A A1A†	3.912% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	1,744	1,749,992
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	4,151	4,208,645
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	205	206,796
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	1,706	1,718,164
Galaxy XXI CLO Ltd. 2015-21A AR†	3.612% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	1,012	999,826
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.73% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	895	892,136
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	4,560	4,830,225

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
ICG US CLO Ltd. 2015-2A AR†	3.451% (3 Mo. LIBOR + .85%	)#	1/16/2028	$4,946	$4,918,332
Jamestown CLO VII Ltd. 2015-7A A2R†	3.88% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	2,039	2,004,612
Madison Park Funding XXI Ltd. 2016-21A A1†	4.11% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	1,255	1,260,210
Magnetite XI Ltd. 2014-11A A1R†	3.721% (3 Mo. LIBOR + 1.12%	)#	1/18/2027	2,504	2,505,862
MidOcean Credit CLO VI 2016-6A BR†	4.425% (3 Mo. LIBOR + 1.90%	)#	1/20/2029	1,493	1,489,286
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.801% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	2,153	2,153,425
Mountain View CLO X Ltd. 2015-10A BR†	3.947% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	2,400	2,381,585
OHA Loan Funding Ltd. 2016-1A B1†	4.392% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	4,500	4,502,269
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	565	567,575
Palmer Square Loan Funding Ltd. 2017-1A B†	4.297% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	2,079	2,047,912
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.197% (3 Mo. LIBOR + .60%	)#	4/15/2026	3,970	3,954,308
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.647% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	1,633	1,599,822
Palmer Square Loan Funding Ltd. 2018-1A B†	3.997% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	1,237	1,193,896
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.992% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	957	942,558
Regatta VI Funding Ltd. 2016-1A CR†	4.642% (3 Mo. LIBOR + 2.05%	)#	7/20/2028	1,857	1,852,184
Salem Fields CLO Ltd. 2016-2A A2R†	4.28% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	2,008	2,010,009
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,021	1,028,893
Seneca Park CLO Ltd. 2014-1A AR†	3.708% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	985	985,824
Sound Point CLO XV Ltd. 2017-1A C†	5.092% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	2,180	2,180,947
Thacher Park CLO Ltd. 2014-1A AR†	3.752% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	2,870	2,873,954
Venture XXIV CLO Ltd. 2016-24A B†	4.642% (3 Mo. LIBOR + 2.05%	)#	10/20/2028	5,000	5,003,569
Total					87,723,401
Total Asset-Backed Securities (cost $177,267,800)					177,636,203

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
COMMON STOCKS 0.02%

Electric: Power 0.00%
Eneva SA*(a)			BRL	3	$14,833

Oil 0.02%
Chaparral Energy, Inc. Class A*				77	324,750
Dommo Energia SA*(a)			BRL	318	26,866
Templar Energy LLC Class A Units				97	–	(b)
Total					351,616
Total Common Stocks (cost $3,332,109)					366,449

			Principal Amount (000)

CONVERTIBLE BOND 0.01%

Electric: Power
Clearway Energy, Inc.† (cost $300,152)	3.25%	6/1/2020		$308	301,070

CORPORATE BONDS 75.48%

Aerospace/Defense 1.36%
BAE Systems Finance, Inc.†	7.50%	7/1/2027		930	1,179,656
Bombardier, Inc. (Canada)†(c)	6.125%	1/15/2023		4,399	4,287,705
Bombardier, Inc. (Canada)†(c)	7.50%	3/15/2025		2,432	2,367,430
Embraer Netherlands Finance BV (Netherlands)(c)	5.05%	6/15/2025		3,622	3,825,774
Embraer Overseas Ltd.†	5.696%	9/16/2023		4,875	5,265,049
Harris Corp.	4.40%	6/15/2028		2,923	3,137,085
L3 Technologies, Inc.	4.40%	6/15/2028		2,923	3,148,870
Litton Industries, Inc.	7.75%	3/15/2026		1,960	2,457,362
Lockheed Martin Corp.	7.75%	5/1/2026		900	1,121,986
Lockheed Martin Tactical Systems, Inc.	7.625%	6/15/2025		590	718,692
Northrop Grumman Systems Corp.	7.75%	2/15/2031		1,512	2,129,503
Northrop Grumman Systems Corp.	7.875%	3/1/2026		1,127	1,423,358
Triumph Group, Inc.	4.875%	4/1/2021		593	584,105
Total					31,646,575

Air Transportation 0.87%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025		2,233	2,308,556
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022		5,105	5,209,938

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022		$5,610	$5,696,033
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024		7,078	7,166,728
Total						20,381,255

Apparel 0.29%
PVH Corp.	7.75%		11/15/2023		5,967	6,716,694

Auto Parts: Original Equipment 0.64%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027		3,875	3,676,406
Aptiv plc (Ireland)(c)	4.35%		3/15/2029		1,534	1,585,417
Tenneco, Inc.	5.00%		7/15/2026		4,000	3,055,000
Titan International, Inc.	6.50%		11/30/2023		2,919	2,515,813
ZF North America Capital, Inc.†	4.00%		4/29/2020		2,000	2,011,952
ZF North America Capital, Inc.†	4.75%		4/29/2025		1,982	1,978,427
Total						14,823,015

Automobiles 0.01%
Fiat Chrysler Automobiles NV (United Kingdom)(c)	5.25%		4/15/2023		200	209,002

Automotive 2.25%
Ford Motor Co.	7.45%		7/16/2031		13,938	15,814,784
General Motors Co.	6.75%		4/1/2046		17,530	18,586,805
Hyundai Capital America†	1.75%		9/27/2019		1,755	1,749,639
Hyundai Capital America†	2.00%		7/1/2019		2,847	2,845,350
Nissan Motor Acceptance Corp.†	3.131% (3 Mo. LIBOR + .52%	)#	3/15/2021		1,750	1,745,318
Volkswagen Group of America Finance LLC†	4.75%		11/13/2028		8,800	9,194,638
Wabash National Corp.†	5.50%		10/1/2025		2,500	2,368,750
Total						52,305,284

Banks: Regional 9.38%
Banco Mercantil del Norte SA†	7.625%	#(d)	–	(e)	2,000	2,060,000
Bank of America Corp.	3.824% (3 Mo. LIBOR + 1.56%	)#	1/20/2028		8,949	9,211,610
Bank of America Corp.	4.45%		3/3/2026		9,494	10,017,953
Bank of Ireland Group plc (Ireland)(c)	4.125%	#(d)	9/19/2027		12,794	12,309,491
Bank of Montreal (Canada)(c)	3.803%	#(d)	12/15/2032		3,570	3,530,337
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021		2,920	3,294,937
BBVA Bancomer SA†	5.125%	#(d)	1/18/2033		4,300	4,025,875
CIT Group, Inc.	5.80% (3 Mo. LIBOR + 3.97%	)#	–	(e)	619	622,123
CIT Group, Inc.	6.125%		3/9/2028		2,428	2,676,870

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028		$5,426	$5,506,322
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		12,568	12,942,460
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,283,720
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 3.91%	)#	–	(e)	1,077	1,114,291
Citizens Financial Group, Inc.†	4.15%		9/28/2022		2,000	2,053,188
Credit Suisse AG (Switzerland)†(c)	6.50%		8/8/2023		5,000	5,427,500
Danske Bank A/S (Denmark)†(c)	2.80%		3/10/2021		1,383	1,380,225
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028		875	871,230
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024		12,000	12,687,686
Discover Bank	3.45%		7/27/2026		5,548	5,495,097
Discover Bank	4.682%	#(d)	8/9/2028		4,750	4,843,527
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		7,767	9,793,374
Huntington Bancshares, Inc.	5.70%	#(d)	–	(e)	1,834	1,817,696
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026		4,200	4,012,760
Intesa Sanpaolo SpA (Italy)†(c)	6.50%		2/24/2021		538	562,187
Lloyds Bank plc (United Kingdom)†(c)	6.50%		9/14/2020		5,029	5,242,175
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025		1,850	1,960,097
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021		4,261	4,544,459
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%	#(d)	–	(e)	1,150	1,087,773
Macquarie Group Ltd. (Australia)†(c)	4.654%	#(d)	3/27/2029		5,682	6,047,990
Morgan Stanley	3.78% (3 Mo. LIBOR + 1.22%	)#	5/8/2024		4,110	4,156,335
Morgan Stanley	3.875%		1/27/2026		7,343	7,636,146
Popular, Inc.	6.125%		9/14/2023		1,950	2,037,750
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025		2,691	2,539,631
Royal Bank of Scotland Group plc (United Kingdom)(c)	3.875%		9/12/2023		5,950	5,992,157
Santander UK Group Holdings plc (United Kingdom)(c)	3.823%	#(d)	11/3/2028		3,815	3,734,529
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023		900	936,056
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029		5,770	7,147,709
Standard Chartered plc (United Kingdom)†(c)	4.247%	#(d)	1/20/2023		2,276	2,319,579
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%		1/30/2023		2,907	2,509,133
UBS AG (Switzerland)(c)	5.125%		5/15/2024		13,800	14,429,432
UBS AG/Stamford CT	7.625%		8/17/2022		8,750	9,675,444
Webster Financial Corp.	4.10%		3/25/2029		4,986	5,155,438
Wells Fargo Capital X	5.95%		12/1/2086		8,224	9,543,659
Westpac Banking Corp. (Australia)(c)	4.322%	#(d)	11/23/2031		3,197	3,258,734
Total						218,494,685

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Beverages 2.07%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036		$25,343	$26,221,199
Anheuser-Busch InBev Worldwide, Inc.	4.75%		1/23/2029		5,392	5,862,168
Bacardi Ltd.†	4.70%		5/15/2028		10,673	11,100,496
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		5,050	4,978,214
Total						48,162,077

Biotechnology Research & Production 0.05%
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021		1,215	1,208,925

Building Materials 0.96%
CPG Merger Sub LLC†	8.00%		10/1/2021		1,464	1,489,620
CRH America Finance, Inc.†	3.95%		4/4/2028		7,213	7,307,789
Griffon Corp.	5.25%		3/1/2022		2,220	2,217,225
Martin Marietta Materials, Inc.	3.173% (3 Mo. LIBOR + .65%	)#	5/22/2020		1,950	1,950,735
Owens Corning, Inc.	7.00%		12/1/2036		4,646	5,478,783
Vulcan Materials Co.	3.17% (3 Mo. LIBOR + .65%	)#	3/1/2021		3,900	3,901,935
Total						22,346,087

Business Services 0.77%
APX Group, Inc.	8.75%		12/1/2020		126	118,283
Ashtead Capital, Inc.†	5.625%		10/1/2024		609	629,554
IHS Markit Ltd. (United Kingdom)(c)	3.625%		5/1/2024		606	611,181
IHS Markit Ltd. (United Kingdom)†(c)	4.00%		3/1/2026		4,836	4,887,262
Red de Carreteras de Occidente S.A.P.I.B. de CV†(a)	9.00%		6/10/2028	MXN	31,250	1,546,655
Techem Verwaltungsgesellschaft 674 mbH(a)	6.00%		7/30/2026	EUR	1,500	1,721,112
Total System Services, Inc.	4.80%		4/1/2026		$5,000	5,384,393
United Rentals North America, Inc.	4.875%		1/15/2028		3,155	3,066,975
Total						17,965,415

Chemicals 1.24%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.00%		7/19/2020		7,350	7,361,810
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%		7/19/2022		3,000	3,010,652
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%		4/24/2023		4,600	4,546,005
Rayonier AM Products, Inc.†	5.50%		6/1/2024		2,597	2,108,790
Syngenta Finance NV (Netherlands)†(c)	4.441%		4/24/2023		1,332	1,374,097
Yara International ASA (Norway)†(c)	7.875%		6/11/2019		8,552	8,559,913
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%		1/19/2023		1,800	1,810,082
Total						28,771,349

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.21%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022	$1,916	$1,894,355
Peabody Energy Corp.†	6.00%	3/31/2022	2,737	2,726,736
Peabody Energy Corp.†	6.375%	3/31/2025	264	256,740
Total				4,877,831

Computer Hardware 1.04%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	5,465	5,889,445
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	8,725	10,679,863
GCI LLC	6.875%	4/15/2025	2,900	3,008,750
Leidos, Inc.	7.125%	7/1/2032	4,309	4,653,720
Total				24,231,778

Computer Software 0.34%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	1,115	1,218,138
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	2,952	3,191,702
TIBCO Software, Inc.†	11.375%	12/1/2021	3,400	3,597,625
Total				8,007,465

Construction/Homebuilding 0.32%
Century Communities, Inc.	5.875%	7/15/2025	2,953	2,893,940
William Lyon Homes, Inc.	7.00%	8/15/2022	2,576	2,582,440
Williams Scotsman International, Inc.†	7.875%	12/15/2022	1,942	2,014,825
Total				7,491,205

Containers 0.19%
BWAY Holding Co.†	7.25%	4/15/2025	1,892	1,828,334
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	2,371	2,378,046
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	234	234,790
Total				4,441,170

Drugs 1.68%
AbbVie, Inc.	4.70%	5/14/2045	1,890	1,859,369
Bayer Corp.†	6.65%	2/15/2028	2,915	3,339,804
Bayer US Finance II LLC†	2.75%	7/15/2021	350	348,600
Bayer US Finance II LLC†	3.50%	6/25/2021	573	578,011
Bayer US Finance II LLC†	3.875%	12/15/2023	1,288	1,310,687
CVS Health Corp.	4.30%	3/25/2028	23,462	24,198,181
CVS Health Corp.	4.78%	3/25/2038	4,790	4,781,563

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Drugs (continued)
Elanco Animal Health, Inc.†	4.90%		8/28/2028		$748	$811,598
Express Scripts Holding Co.	6.125%		11/15/2041		1,310	1,564,327
Teva Pharmaceutical Finance Co. BV (Curacao)(c)	3.65%		11/10/2021		323	303,216
Total						39,095,356

Electric: Power 6.44%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(c)	4.875%		4/23/2030		3,800	4,086,976
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(c)	5.95%		12/15/2039		2,200	2,266,436
Adani Transmission Ltd. (India)†(c)	4.00%		8/3/2026		2,200	2,148,380
Appalachian Power Co.	7.00%		4/1/2038		2,230	3,054,552
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%		8/1/2028		6,842	7,229,458
Calpine Corp.	5.50%		2/1/2024		3,885	3,778,162
Cleco Corporate Holdings LLC	4.973%		5/1/2046		4,676	4,993,924
Cleco Power LLC	6.00%		12/1/2040		4,904	5,967,240
Cleveland Electric Illuminating Co. (The)†	3.50%		4/1/2028		2,361	2,352,274
Dominion Energy, Inc.	7.00%		6/15/2038		4,000	5,286,130
Duquesne Light Holdings, Inc.	6.25%		8/15/2035		2,650	3,063,921
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020		1,170	1,220,954
Edison International	4.125%		3/15/2028		3,170	3,021,714
Electricite de France SA (France)†(c)	5.00%		9/21/2048		4,668	5,030,298
Electricite de France SA (France)†(c)	5.625%	#(d)	–	(e)	2,500	2,505,350
Emera US Finance LP	2.70%		6/15/2021		1,052	1,048,771
Enel Finance International NV (Netherlands)†(c)	2.75%		4/6/2023		5,440	5,323,772
Exelon Generation Co. LLC	5.60%		6/15/2042		2,950	3,219,598
Exelon Generation Co. LLC	6.25%		10/1/2039		7,205	8,422,262
FirstEnergy Transmission LLC†	4.35%		1/15/2025		1,000	1,057,328
FirstEnergy Transmission LLC†	4.55%		4/1/2049		4,750	4,982,267
Infraestructura Energetica Nova SAB de CV (Mexico)†(c)	4.875%		1/14/2048		1,954	1,675,555
Interstate Power & Light Co.	3.60%		4/1/2029		2,181	2,229,522
Interstate Power & Light Co.	4.70%		10/15/2043		200	218,078
ITC Holdings Corp.†	5.50%		1/15/2020		750	762,895
Metropolitan Edison Co.†	4.00%		4/15/2025		680	703,550
Minejesa Capital BV (Netherlands)†(c)	5.625%		8/10/2037		1,800	1,788,559
Mississippi Power Co.	4.25%		3/15/2042		3,605	3,638,314
NRG Energy, Inc.†	4.45%		6/15/2029		5,284	5,440,828
Oglethorpe Power Corp.	5.05%		10/1/2048		3,138	3,595,243
Oncor Electric Delivery Co. LLC	7.00%		5/1/2032		247	344,307

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	$299	$457,700
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	4,289	4,535,030
Pacific Gas & Electric Co.(f)	6.05%	3/1/2034	3,000	3,030,000
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	2,560	2,643,378
PSEG Power LLC	8.625%	4/15/2031	8,171	11,103,789
Public Service Co. of New Mexico	3.85%	8/1/2025	295	301,964
Puget Energy, Inc.	3.65%	5/15/2025	4,587	4,643,026
SCANA Corp.	4.125%	2/1/2022	5,135	5,231,157
SCANA Corp.	4.75%	5/15/2021	2,460	2,515,276
SCANA Corp.	6.25%	4/1/2020	628	641,614
Sempra Energy	3.75%	11/15/2025	70	71,499
Sempra Energy	4.00%	2/1/2048	4,594	4,289,529
TransAlta Corp. (Canada)(c)	4.50%	11/15/2022	8,265	8,485,060
Virginia Electric & Power Co.	8.875%	11/15/2038	974	1,566,097
Total				149,971,737

Electrical Equipment 1.07%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	8,903	8,474,783
Broadcom, Inc.†	3.625%	10/15/2024	3,577	3,521,368
Marvell Technology Group Ltd.	4.20%	6/22/2023	2,588	2,670,798
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%	9/1/2022	400	407,400
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	9,482	9,883,089
Total				24,957,438

Electronics 0.40%
Itron, Inc.†	5.00%	1/15/2026	2,428	2,424,965
Trimble, Inc.	4.90%	6/15/2028	6,672	6,901,087
Total				9,326,052

Engineering & Contracting Services 0.20%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	2,087	1,768,732
Indika Energy Capital III Pte Ltd. (Singapore)†(c)	5.875%	11/9/2024	3,000	2,783,520
Total				4,552,252

Entertainment 0.32%
Eldorado Resorts, Inc.	6.00%	9/15/2026	1,625	1,679,177
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,045	1,973,425
Scientific Games International, Inc.	6.625%	5/15/2021	2,493	2,527,279
Scientific Games International, Inc.	10.00%	12/1/2022	1,141	1,201,553
Total				7,381,434

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.13%
Waste Pro USA, Inc.†	5.50%	2/15/2026	$3,164	$3,132,360

Financial Services 3.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	7,107	7,001,542
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.65%	7/21/2027	5,000	4,797,944
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	2,674	2,828,061
Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	554,707
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	638,724
Air Lease Corp.	3.625%	4/1/2027	6,981	6,783,296
Discover Financial Services	3.85%	11/21/2022	1,950	2,013,982
Discover Financial Services	4.10%	2/9/2027	4,115	4,167,764
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,435,537
E*TRADE Financial Corp.	4.50%	6/20/2028	2,713	2,825,492
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	19,252	18,336,078
International Lease Finance Corp.	5.875%	8/15/2022	613	663,242
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	4,054	3,980,460
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	778	774,515
Navient Corp.	6.75%	6/25/2025	7,825	7,952,156
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,123	4,276,813
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	5,260,238
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	2,285	2,316,442
Total				76,606,993

Food 0.79%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	1,950	1,979,250
Campbell Soup Co.	3.80%	8/2/2042	3,405	2,871,449
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,594	1,458,510
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	5,333,223
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	587,436
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	961,264
Smithfield Foods, Inc.†	5.20%	4/1/2029	5,000	5,307,575
Total				18,498,707

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.27%
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	$414	$457,346
Zimmer Biomet Holdings, Inc.	3.375%	11/30/2021	1,950	1,977,643
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	3,372	3,788,813
Total				6,223,802

Health Care Services 2.08%
Centene Corp.†	5.375%	6/1/2026	3,240	3,368,628
Centene Corp.	5.625%	2/15/2021	3,547	3,591,338
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5,640	5,961,829
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	7,513	8,004,599
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,861,740
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	1,490	1,469,513
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	1,096	1,030,925
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,125,737
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	6,943,140
Total				48,357,449

Household Equipment/Products 0.12%
Newell Brands, Inc.	3.85%	4/1/2023	1,819	1,833,138
Newell Brands, Inc.	5.00%	11/15/2023	1,000	1,030,709
Total				2,863,847

Insurance 2.74%
American International Group, Inc.	3.75%	7/10/2025	2,325	2,376,770
Aon Corp.	8.205%	1/1/2027	5,545	6,603,485
Berkshire Hathaway Finance Corp.	4.25%	1/15/2049	850	916,771
CNO Financial Group, Inc.	5.25%	5/30/2025	7,366	7,646,829
Fidelity National Financial, Inc.†	4.50%	8/15/2028	5,808	6,000,538
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,693,861
Lincoln National Corp.	6.30%	10/9/2037	2,578	3,281,407
Lincoln National Corp.	7.00%	6/15/2040	2,518	3,437,290
Protective Life Corp.	8.45%	10/15/2039	5,103	7,455,668
Selective Insurance Group, Inc.	5.375%	3/1/2049	3,386	3,655,496
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,365	13,249,936
Trinity Acquisition plc (United Kingdom)(c)	4.625%	8/15/2023	140	148,031
Unum Group	5.75%	8/15/2042	2,922	3,295,200
Willis North America, Inc.	7.00%	9/29/2019	989	1,001,216
Total				63,762,498

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Investment Management Companies 0.17%
BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026		$3,933	$3,934,147

Leasing 0.51%
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%	10/1/2023		1,587	1,646,513
GATX Corp.	4.55%	11/7/2028		4,845	5,121,715
Park Aerospace Holdings Ltd. (Ireland)†(c)	4.50%	3/15/2023		908	920,412
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.45%	7/1/2024		3,000	3,036,364
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.95%	3/10/2025		1,091	1,126,879
Total					11,851,883

Leisure 1.09%
Carnival plc	7.875%	6/1/2027		5,500	7,142,620
Piaggio & C SpA(a)	3.625%	4/30/2025	EUR	415	478,083
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$1,088	1,072,717
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		3,894	4,206,307
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		7,396	9,146,158
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		3,039	3,277,227
Total					25,323,112

Lodging 0.04%
Studio City Co., Ltd. (Macau)†(c)	7.25%	11/30/2021		913	946,096

Machinery: Agricultural 0.66%
BAT Capital Corp.	4.39%	8/15/2037		12,975	11,888,008
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		2,000	1,928,506
Pyxus International, Inc.	9.875%	7/15/2021		625	532,812
Reynolds American, Inc.	4.45%	6/12/2025		996	1,035,559
Total					15,384,885

Machinery: Industrial/Specialty 1.64%
CNH Industrial Capital LLC	4.375%	4/5/2022		9,059	9,301,781
CNH Industrial Capital LLC	4.875%	4/1/2021		2,925	3,014,797
Kennametal, Inc.	4.625%	6/15/2028		3,818	3,971,809
Nvent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028		10,246	10,377,454
Roper Technologies, Inc.	3.85%	12/15/2025		3,990	4,145,911
Wabtec Corp.	4.95%	9/15/2028		7,004	7,322,517
Total					38,134,269

Manufacturing 0.97%
Amsted Industries, Inc.†(g)	5.625%	7/1/2027		1,765	1,782,632
General Electric Co.	2.70%	10/9/2022		4,765	4,717,083

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Manufacturing (continued)
General Electric Co.	2.945% (3 Mo. LIBOR + .38%	)#	5/5/2026		$2,674	$2,402,442
General Electric Co.	3.10%		1/9/2023		1,496	1,496,213
General Electric Co.	3.15%		9/7/2022		2,771	2,788,371
General Electric Co.	3.375%		3/11/2024		605	612,770
General Electric Co.	3.45%		5/15/2024		492	497,569
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(e)	1,962	1,829,006
General Electric Co.	5.30%		2/11/2021		2,415	2,504,905
Pentair Finance Sarl (Luxembourg)(c)	2.65%		12/1/2019		3,855	3,850,973
Total						22,481,964

Media 3.13%
Altice Luxembourg SA (Luxembourg)†(c)(g)	7.75%		5/15/2022		219	223,380
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%		3/15/2021		1,000	1,003,125
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		1,515	1,710,053
Cox Communications, Inc.†	4.50%		6/30/2043		1,190	1,107,830
Cox Communications, Inc.†	4.70%		12/15/2042		410	392,306
Cox Communications, Inc.†	8.375%		3/1/2039		7,166	9,694,620
Myriad International Holdings BV (Netherlands)†(c)	6.00%		7/18/2020		8,333	8,601,906
NBCUniversal Enterprise, Inc.†	5.25%		–	(e)	14,988	15,295,779
Time Warner Cable LLC	6.55%		5/1/2037		2,560	2,838,037
Time Warner Cable LLC	7.30%		7/1/2038		12,305	14,432,592
Time Warner Entertainment Co. LP	8.375%		7/15/2033		4,675	6,096,475
Walt Disney Co. (The)†	7.75%		12/1/2045		2,994	4,876,059
Warner Media LLC	6.20%		3/15/2040		5,496	6,494,814
Total						72,766,976

Metal Fabricating 0.08%
Valmont Industries, Inc.	5.25%		10/1/2054		1,946	1,881,817

Metals & Minerals: Miscellaneous 2.60%
Anglo American Capital plc (United Kingdom)†(c)	4.75%		4/10/2027		6,235	6,440,014
Barrick International Barbados Corp. (Barbados)†(c)	6.35%		10/15/2036		2,799	3,414,528
Barrick North America Finance LLC	7.50%		9/15/2038		1,810	2,316,332
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	5.125%		5/15/2024		1,102	1,109,681
Freeport-McMoRan, Inc.	5.45%		3/15/2043		5,000	4,290,000
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%		10/25/2022		660	683,447
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%		10/25/2042		5,774	5,673,458
Glencore Funding LLC†	2.875%		4/16/2020		203	203,715
Glencore Funding LLC†	3.00%		10/27/2022		836	828,100

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Glencore Funding LLC†	4.125%	3/12/2024	$305	$310,813
Glencore Funding LLC†	4.125%	5/30/2023	1,599	1,633,416
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023	344	347,870
Hudbay Minerals, Inc. (Canada)†(c)	7.625%	1/15/2025	576	574,560
Indonesia Asahan Aluminium Persero PT (Indonesia)†(c)	5.23%	11/15/2021	2,000	2,089,030
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	982	1,036,317
Kinross Gold Corp.(Canada)(c)	4.50%	7/15/2027	5,828	5,492,890
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	2,300	2,297,684
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	3,000	2,565,000
Newmont Goldcorp Corp.†	3.625%	6/9/2021	1,950	1,977,304
Newmont Goldcorp Corp.†	3.70%	3/15/2023	9,259	9,527,637
Southern Copper Corp. (Peru)(c)	5.25%	11/8/2042	3,885	4,030,188
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024	1,887	2,015,497
Vedanta Resources Ltd. (India)†(c)	6.125%	8/9/2024	2,000	1,749,323
Total				60,606,804

Natural Gas 0.63%
National Fuel Gas Co.	3.75%	3/1/2023	6,919	7,029,510
National Fuel Gas Co.	3.95%	9/15/2027	2,687	2,664,615
National Fuel Gas Co.	4.90%	12/1/2021	3,887	4,034,252
Southern Star Central Corp.†	5.125%	7/15/2022	1,041	1,056,303
Total				14,784,680

Oil 6.46%
Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	976	8,109
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	2,049	17,255
Antero Resources Corp.	5.125%	12/1/2022	232	230,550
Apache Corp.	5.10%	9/1/2040	11,206	10,956,824
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,941	1,887,623
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.	6.875%	2/1/2025	850	834,063
Canadian Natural Resources Ltd. (Canada)(c)	7.20%	1/15/2032	5,558	7,065,645
Canadian Oil Sands Ltd. (Canada)†(c)	4.50%	4/1/2022	155	160,250
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,000	928,750
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	761	745,780
Chaparral Energy, Inc.†	8.75%	7/15/2023	4,170	2,481,150
Cimarex Energy Co.	4.375%	3/15/2029	4,986	5,207,102
Continental Resources, Inc.	4.90%	6/1/2044	4,943	5,059,897

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Oil (continued)
Continental Resources, Inc.	5.00%		9/15/2022		$12,444	$12,551,515
Eni SpA (Italy)†(c)	5.70%		10/1/2040		11,398	12,591,796
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%		2/6/2028		4,000	4,066,164
Helmerich & Payne, Inc.	4.65%		3/15/2025		12,536	13,238,855
HighPoint Operating Corp.	7.00%		10/15/2022		1,119	1,079,835
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028		5,784	5,820,266
KazMunayGas National Co. JSC (Kazakhstan)†(c)	6.375%		10/24/2048		1,800	2,038,338
Kerr-McGee Corp.	7.875%		9/15/2031		6,505	8,751,842
Laredo Petroleum, Inc.	5.625%		1/15/2022		2,123	1,963,775
Marathon Petroleum Corp.	5.375%		10/1/2022		2,000	2,033,483
MEG Energy Corp. (Canada)†(c)	6.375%		1/30/2023		2,000	1,772,500
MEG Energy Corp. (Canada)†(c)	6.50%		1/15/2025		152	146,824
Motiva Enterprises LLC†	5.75%		1/15/2020		7,377	7,489,181
Murphy Oil Corp.	6.875%		8/15/2024		2,000	2,073,835
Oasis Petroleum, Inc.	6.875%		3/15/2022		3,815	3,702,534
OGX Austria GmbH (Brazil)†(c)(f)	8.50%		6/1/2018		1,800	36
Precision Drilling Corp. (Canada)(c)	5.25%		11/15/2024		2,621	2,345,795
PT Saka Energi Indonesia (Indonesia)†(c)	4.45%		5/5/2024		4,300	4,269,909
Range Resources Corp.	5.00%		8/15/2022		1,232	1,169,809
Range Resources Corp.	5.875%		7/1/2022		402	395,970
Seven Generations Energy Ltd. (Canada)†(c)	6.875%		6/30/2023		2,545	2,576,812
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022		4,967	3,712,832
Valero Energy Corp.	7.50%		4/15/2032		275	363,236
Valero Energy Corp.	10.50%		3/15/2039		7,619	12,325,634
Woodside Finance Ltd. (Australia)†(c)	4.50%		3/4/2029		5,993	6,239,913
YPF SA (Argentina)†(c)	6.95%		7/21/2027		2,325	2,005,080
Total						150,308,767

Oil: Crude Producers 4.50%
Andeavor Logistics LP	6.875%	#(d)	–	(e)	3,600	3,588,984
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022		1,952	2,005,680
Enbridge, Inc. (Canada)(c)	6.00% (3 Mo. LIBOR + 3.89%	)#	1/15/2077		4,462	4,425,032
Energy Transfer Operating LP	6.25%		4/15/2049		6,945	7,769,330
Energy Transfer Operating LP	8.25%		11/15/2029		3,202	4,024,802
Energy Transfer Operating LP	9.00%		11/1/2024		2,110	2,469,823
Energy Transfer Partners LP	6.125%		12/15/2045		1,073	1,167,031
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022		275	290,330
Enterprise Products Operating LLC	7.55%		4/15/2038		1,199	1,627,045

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	$2,805	$2,897,828
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025	2,190	2,352,584
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	6,020	6,242,304
Kinder Morgan, Inc.	7.75%		1/15/2032	10,942	14,388,315
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	6,700	6,768,097
Midwest Connector Capital Co. LLC†	3.90%		4/1/2024	5,803	5,960,964
NGPL PipeCo LLC†	4.875%		8/15/2027	2,992	3,085,500
Sabal Trail Transmission LLC†	4.246%		5/1/2028	2,429	2,569,352
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	10,183	10,978,486
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	8,398	9,339,804
Spectra Energy Partners LP	3.299% (3 Mo. LIBOR + .70%	)#	6/5/2020	3,900	3,914,692
Texas Eastern Transmission LP†	4.125%		12/1/2020	1,950	1,990,769
Williams Cos., Inc. (The)	8.75%		3/15/2032	4,908	6,913,142
Total					104,769,894

Oil: Integrated Domestic 1.11%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%		12/15/2047	2,979	2,729,066
Halliburton Co.	7.45%		9/15/2039	4,134	5,433,981
National Oilwell Varco, Inc.	3.95%		12/1/2042	5,494	4,612,035
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	11,622	11,255,805
SESI LLC	7.125%		12/15/2021	2,296	1,722,000
Total					25,752,887

Paper & Forest Products 0.30%
International Paper Co.	7.30%		11/15/2039	4,664	5,976,805
West Fraser Timber Co. Ltd. (Canada)†(c)	4.35%		10/15/2024	1,065	1,097,444
Total					7,074,249

Real Estate Investment Trusts 3.09%
American Homes 4 Rent LP	4.25%		2/15/2028	5,564	5,650,630
Brixmor Operating Partnership LP	3.85%		2/1/2025	4,742	4,820,864
China Evergrande Group (China)(c)	8.75%		6/28/2025	2,000	1,759,485
Country Garden Holdings Co. Ltd. (China)(c)	4.75%		9/28/2023	3,325	3,205,928
Country Garden Holdings Co. Ltd. (China)(c)	4.75%		1/17/2023	875	848,896
EPR Properties	4.50%		4/1/2025	1,947	2,018,533
EPR Properties	4.95%		4/15/2028	8,000	8,558,776
GEO Group, Inc. (The)	6.00%		4/15/2026	5,000	4,612,500
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	3,566	3,575,330
Hudson Pacific Properties LP	4.65%		4/1/2029	4,000	4,219,721

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts (continued)
Hunt Cos., Inc.†	6.25%	2/15/2026		$2,647	$2,465,019
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027		5,990	5,922,612
SL Green Operating Partnership LP	3.25%	10/15/2022		2,088	2,092,027
SL Green Realty Corp.	4.50%	12/1/2022		1,590	1,661,294
VEREIT Operating Partnership LP	4.875%	6/1/2026		11,880	12,626,708
WeWork Cos., Inc.†	7.875%	5/1/2025		3,238	2,995,150
Weyerhaeuser Co.	8.50%	1/15/2025		3,940	4,993,738
Total					72,027,211

Retail 0.82%
Dollar Tree, Inc.	4.20%	5/15/2028		5,035	5,092,509
McDonald’s Corp.	6.30%	10/15/2037		467	594,289
McDonald’s Corp.	6.30%	3/1/2038		2,506	3,182,821
Starbucks Corp.	3.55%	8/15/2029		7,977	8,113,621
Yum! Brands, Inc.	6.875%	11/15/2037		1,949	2,017,215
Total					19,000,455

Savings & Loan 0.25%
People’s United Financial, Inc.	3.65%	12/6/2022		5,613	5,766,311

Steel 0.13%
Vale Overseas Ltd. (Brazil)(c)	6.25%	8/10/2026		2,747	3,002,883

Technology 2.19%
Alibaba Group Holding Ltd.(China)(c)	3.40%	12/6/2027		5,000	4,943,763
Baidu, Inc. (China)(c)	3.625%	7/6/2027		4,500	4,412,718
Baidu, Inc. (China)(c)	3.875%	9/29/2023		9,000	9,214,443
Expedia Group, Inc.	3.80%	2/15/2028		2,911	2,914,522
Expedia Group, Inc.	5.00%	2/15/2026		3,920	4,230,463
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	5,900	6,811,561
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028		$18,700	18,511,197
Total					51,038,667

Telecommunications 3.02%
AT&T, Inc.	5.35%	9/1/2040		889	958,838
AT&T, Inc.	6.00%	8/15/2040		23,671	27,129,628
AT&T, Inc.	6.35%	3/15/2040		7,542	9,025,521
Level 3 Parent LLC	5.75%	12/1/2022		3,001	3,016,005
Oztel Holdings SPC Ltd. (United Arab Emirates)†(c)	6.625%	4/24/2028		1,975	1,919,426
T-Mobile USA, Inc.	6.00%	4/15/2024		2,395	2,490,800
Telefonica Emisiones SA (Spain)(c)	5.52%	3/1/2049		4,000	4,278,547

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
U.S. Cellular Corp.	6.70%		12/15/2033	$2,459	$2,594,245
Verizon Communications, Inc.	3.618% (3 Mo. LIBOR + 1.10%	)#	5/15/2025	5,889	5,931,439
Verizon Communications, Inc.	4.862%		8/21/2046	3,000	3,311,135
Vodafone Group plc (United Kingdom)(c)	3.75%		1/16/2024	1,000	1,026,403
Vodafone Group plc (United Kingdom)(c)	4.375%		5/30/2028	8,345	8,709,615
Total					70,391,602

Toys 0.10%
Mattel, Inc.	2.35%		8/15/2021	325	307,125
Mattel, Inc.†	6.75%		12/31/2025	2,000	1,974,420
Total					2,281,545

Transportation: Miscellaneous 0.47%
Burlington Northern Santa Fe LLC	6.15%		5/1/2037	2,449	3,211,705
Canadian National Railway Co. (Canada)(c)	7.375%		10/15/2031	118	163,594
Canadian Pacific Railway Co. (Canada)(c)	7.125%		10/15/2031	435	590,123
Canadian Pacific Railway Co. (Canada)(c)	9.45%		8/1/2021	500	569,332
CSX Corp.	6.00%		10/1/2036	46	56,246
CSX Transportation, Inc.	7.875%		5/15/2043	11	16,986
FedEx Corp.	4.95%		10/17/2048	2,594	2,705,508
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(c)	7.25%		5/1/2022	973	878,132
Norfolk Southern Corp.	5.59%		5/17/2025	2,283	2,608,908
Union Pacific Corp.	6.625%		2/1/2029	65	81,962
Total					10,882,496
Total Corporate Bonds (cost $1,731,402,387)					1,757,203,337

FLOATING RATE LOANS(h) 1.10%

Business Services 0.20%
United Rentals, Inc. Initial Term Loan	4.189% (1 Mo. LIBOR + 1.75%	)	10/31/2025	1,658	1,658,631
Worldpay, LLC 2018 1st Lien Term Loan B4	4.146% (1 Wk. LIBOR + 1.75%	)	8/9/2024	1,973	1,974,237
Worldpay, LLC 2018 New Term Loan A5	3.896% (1 Wk. LIBOR + 1.50%	)	1/16/2023	939	939,047
Total					4,571,915

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.03%
PG&E Corp. DIP Delayed Draw Term Loan	1.125% (3 Mo. LIBOR + 1.125%	)	12/31/2020	$147	$147,735
PG&E Corp. DIP Initial Term Loan	4.74% (3 Mo. LIBOR + 2.25%	)	12/31/2020	441	443,205
Total					590,940

Electrical Equipment 0.05%
Microchip Technology Inc. Initial Term Loan	4.44% (1 Mo. LIBOR + 2.00%	)	5/29/2025	1,189	1,188,261

Health Care Services 0.03%
DaVita, Inc. Tranche B Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	6/24/2021	622	623,133

Investment Management Companies 0.14%
RPI Finance Trust Initial Term Loan B6	4.439% (1 Mo. LIBOR + 2.00%	)	3/27/2023	3,358	3,360,247

Lodging 0.28%
Wyndham Hotels & Resorts, Inc. Term Loan B	4.189% (1 Mo. LIBOR + 1.75%	)	5/30/2025	6,499	6,476,595

Machinery: Industrial/Specialty 0.04%
Colfax Corporation Term Loan A2	4.189% (1 Mo. LIBOR + 1.75%	)	12/17/2020	1,000	1,000,000	(i)

Metal Fabricating 0.05%
Doncasters US Finance LLC 2nd Lien Term Loan	10.851% (3 Mo. LIBOR + 8.25%	)	10/9/2020	959	275,847
Doncasters US Finance LLC Term Loan B	6.101% (3 Mo. LIBOR + 3.50%	)	4/9/2020	1,388	993,538
Total					1,269,385

Miscellaneous 0.08%
Utex Industries, Inc. 1st Lien Initial Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	5/22/2021	720	694,372	(i)
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.689% (1 Mo. LIBOR + 7.25%	)	5/22/2022	1,275	1,196,116	(i)
Total					1,890,488

Retail 0.16%
Comfort Holding LLC 2nd Lien Initial Term Loan	12.439% (1 Mo. LIBOR + 10.00%	)	2/3/2025	2,300	2,285,625	(i)
Panera Bread Co. Term Loan	4.25% (1 Mo. LIBOR + 1.75%	)	7/18/2022	1,460	1,431,632
Total					3,717,257

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Technology 0.04%
Symantec Corporation Term Loan A5	4.18% (1 Mo. LIBOR + 1.75%	)	8/1/2021	$1,000		$998,125	(i)
Total Floating Rate Loans (cost $26,831,669)						25,686,346

FOREIGN GOVERNMENT OBLIGATIONS 0.54%

Argentina 0.12%
Republic of Argentina(c)	4.625%		1/11/2023	3,736		2,764,677

Bahamas 0.07%
Commonwealth of Bahamas†(c)	6.95%		11/20/2029	1,486		1,647,603

Bermuda 0.35%
Government of Bermuda†	3.717%		1/25/2027	8,090		8,150,675
Total Foreign Government Obligations (cost $13,525,963)						12,562,955

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.49%
Federal Home Loan Mortgage Corp. 1020 S IO(j)	900.95%	#(k)	12/15/2020	–	(l)	76
Federal Home Loan Mortgage Corp. 1032 O IO(j)	544.714%		12/15/2020	–	(l)	102
Federal Home Loan Mortgage Corp. 1046 I IO(j)	1009.00%		2/15/2021	–	(l)	24
Federal Home Loan Mortgage Corp. 1049 N IO(j)	1010.50%		2/15/2021	–	(l)	18
Federal Home Loan Mortgage Corp. 1058 I IO(j)	1008.50%		4/15/2021	–	(l)	29
Federal Home Loan Mortgage Corp. 1059 U IO(j)	409.00%		4/15/2021	–	(l)	58
Federal Home Loan Mortgage Corp. 1066 S IO(j)	1195.607%		4/15/2021	–	(l)	211
Federal Home Loan Mortgage Corp. 1082 D IO(j)	1007.78%		5/15/2021	–	(l)	64
Federal Home Loan Mortgage Corp. 1095 A PO	–	(m)	6/15/2021	–	(l)	311
Federal Home Loan Mortgage Corp. 1137 M IO(j)	1185.497%		9/15/2021	–	(l)	86
Federal Home Loan Mortgage Corp. 1148 F PO	–	(m)	10/15/2021	–	(l)	275
Federal Home Loan Mortgage Corp. 1180 G IO(j)	1008.40%		11/15/2021	–	(l)	126
Federal Home Loan Mortgage Corp. 1200 IB IO(j)	1007.00%		2/15/2022	–	(l)	35
Federal Home Loan Mortgage Corp. 1241 X IO(j)	982.654%		4/15/2022	–	(l)	44
Federal Home Loan Mortgage Corp. 1363 B PO	–	(m)	8/15/2022	11		10,417
Federal Home Loan Mortgage Corp. 1372 C PO	–	(m)	9/15/2022	2		1,881
Federal Home Loan Mortgage Corp. 141 A PO	–	(m)	7/1/2022	–	(l)	257
Federal National Mortgage Assoc. 133 1 PO	–	(m)	4/25/2022	–	(l)	303
Federal National Mortgage Assoc. 1991-158 E IO(j)	1008.00%	#(k)	12/25/2021	–	(l)	108
Federal National Mortgage Assoc. 94 2 IO(j)	9.50%		8/25/2021	1		47
Government National Mortgage Assoc. 2013-48 IO(j)	0.623%	#(k)	7/16/2054	14,607		627,774
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	4,943		4,854,773

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	$2,021	$2,015,187
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,687	1,671,921
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,316	2,303,749
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,503,500)					11,487,876

MUNICIPAL BONDS 0.56%

Miscellaneous
Illinois	5.10%		6/1/2033	1,935	1,998,081
Illinois	5.52%		4/1/2038	660	680,249
North Texas Tollway Auth	8.41%		2/1/2030	1,950	2,536,989
North Texas Tollway Auth	8.91%		2/1/2030	7,500	7,804,500
Total Municipal Bonds (cost $12,311,579)					13,019,819

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.56%
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	5,744	5,927,763
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,513	3,634,273
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,103	2,186,996
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44%	#(k)	7/10/2050	1,776	1,826,046
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	2,000	1,873,803
DBWF Mortgage Trust 2018-AMXP D†	3.791%	#(k)	5/5/2035	5,497	5,632,748
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(k)	12/15/2034	1,472	1,465,472
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.19% (1 Mo. LIBOR + 2.75%	)#	11/15/2035	4,226	4,230,842
GS Mortgage Securities Trust 2013-GC12 XA IO(j)	1.425%	#(k)	6/10/2046	22,217	1,026,046
GS Mortgage Securities Trust 2013-GC12 XB IO(j)	0.517%	#(k)	6/10/2046	47,400	955,399
GS Mortgage Securities Trust 2015-GC32 C	4.41%	#(k)	7/10/2048	1,022	1,070,450
GS Mortgage Securities Trust 2015-GS1 XB IO(j)	0.183%	#(k)	11/10/2048	30,000	405,600
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†(j)	0.541%	#(k)	8/5/2034	16,028	528,603
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†(j)	0.493%	#(k)	8/5/2034	18,308	294,576
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO(j)	0.799%	#(k)	4/15/2047	3,553	84,241
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO(j)	0.303%	#(k)	4/15/2047	1,896	30,040
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269%	#(k)	7/15/2048	1,674	1,728,330
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	771	667,140

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(k)	9/25/2042	$351	$340,873
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.286%	#(k)	7/15/2046	2,256	2,004,012
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO(j)	0.977%	#(k)	5/15/2047	10,929	417,700
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO(j)	0.575%	#(k)	5/15/2047	2,617	74,043
Total Non-Agency Commercial Mortgage-Backed Securities (cost $35,390,803)					36,404,996

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.13%

ELECTRIC: POWER 0.13%
SCE Trust III	5.75%	#		120	2,890,732

Oil 0.00%
Templar Energy LLC				92	–	(b)
Total Preferred Stocks (cost $3,857,377)					2,890,732

				Principal Amount (000)
U.S. TREASURY OBLIGATIONS 3.01%
U.S. Treasury Bond	2.75%		11/15/2047	$1,446	1,496,667
U.S. Treasury Bond	3.00%		2/15/2049	2,983	3,248,324
U.S. Treasury Note	2.00%		5/31/2024	45,746	45,924,695
U.S. Treasury Note	2.50%		5/15/2029	14,069	14,370,714
U.S. Treasury Note	2.875%		11/15/2021	4,974	5,087,955
Total U.S. Treasury Obligations (cost $68,979,317)					70,128,355
Total Long-Term Investments (cost $2,084,702,656)					2,107,688,138

SHORT-TERM INVESTMENTS 9.09%

Commercial Paper 5.91%

Aerospace/Defense 0.01%
Northrop Grumman Corp.	2.742%		6/19/2019	250	249,700

Auto Parts: Original Equipment 0.31%
Autoliv ASP, Inc.	2.761%		6/3/2019	1,412	1,412,000
Autoliv ASP, Inc.	2.764%		6/27/2019	3,728	3,721,240
Autoliv ASP, Inc.	2.772%		6/7/2019	2,000	1,999,393
Total					7,132,633

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.56%
General Motors Financial Co., Inc.	2.779%	6/3/2019	$5,538	$5,538,000
Nissan Motor Acceptance Corp.	2.89%	8/26/2019	7,500	7,453,165
Total				12,991,165

Chemicals 0.28%
Dow Chemical Co.	2.69%	6/14/2019	250	249,798
FMC Corp.	2.999%	6/10/2019	2,250	2,248,709
Sherwin Williams Co.	2.721%	6/19/2019	914	912,911
Sherwin Williams Co.	2.74%	6/11/2019	3,032	3,030,181
Total				6,441,599

Containers 0.18%
Bemis Co., Inc.	2.799%	6/3/2019	1,685	1,685,000
WESTROCK Co.	2.637%	6/4/2019	2,570	2,569,814
Total				4,254,814

Drugs 0.22%
CIGNA Corp.	2.703%	6/26/2019	5,176	5,167,204

Electric: Power 0.05%
Hawaiian Electric Co.	2.779%	6/4/2019	348	347,973
Hawaiian Electric Co.	2.79%	6/4/2019	750	749,943
Total				1,097,916

Electronics 0.39%
Arrow Electronics, Inc.	2.872%	6/3/2019	1,135	1,135,000
Arrow Electronics, Inc.	2.947%	6/20/2019	2,076	2,073,157
Arrow Electronics, Inc.	2.948%	6/5/2019	1,000	999,839
Arrow Electronics, Inc.	2.999%	6/4/2019	2,000	1,999,836
Arrow Electronics, Inc.	2.999%	6/5/2019	1,000	999,836
Arrow Electronics, Inc.	3.00%	6/4/2019	2,000	1,999,836
Total				9,207,504

Financial Services 0.32%
Nasdaq, Inc.	2.85%	6/20/2019	6,147	6,138,873
Syngenta Wilmington, Inc.	3.152%	6/20/2019	1,252	1,250,167
Total				7,389,040

Food 0.51%
Campbell Soup Co.	2.773%	6/19/2019	5,169	5,162,728
Campbell Soup Co.	2.773%	6/20/2019	5,937	5,929,346
Campbell Soup Co.	2.974%	9/5/2019	872	865,513
Total				11,957,587

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.37%
Boston Scientific Corp.	2.871%	7/23/2019	$2,728	$2,717,315
Boston Scientific Corp.	2.872%	7/23/2019	4,566	4,548,117
Boston Scientific Corp.	2.91%	8/29/2019	957	950,409
Boston Scientific Corp.	2.93%	8/12/2019	321	319,224
Total				8,535,065

Leasing 0.04%
Aviation Capital Group Corp.	2.743%	6/12/2019	1,000	999,325

Leisure 0.22%
Royal Caribbean Cruises Ltd.	2.842%	6/7/2019	250	249,922
Royal Caribbean Cruises Ltd.	3.021%	6/7/2019	2,000	1,999,340
Royal Caribbean Cruises Ltd.	3.021%	6/10/2019	3,000	2,998,268
Total				5,247,530

Machinery: Agricultural 0.26%
BAT International Finance plc	2.962%	7/29/2019	3,000	2,986,467
BAT International Finance plc	2.962%	7/30/2019	3,000	2,986,225
Total				5,972,692

Manufacturing 0.15%
Pentair Finance	3.043%	6/5/2019	2,000	1,999,667
Pentair Finance	3.043%	6/6/2019	435	434,891
Pentair Finance	3.075%	6/4/2019	435	434,963
Pentair Finance	3.096%	6/13/2019	652	651,448
Total				3,520,969

Media 0.05%
Viacom, Inc.	2.687%	6/3/2019	1,088	1,088,000

Metals & Minerals: Miscellaneous 0.13%
Glencore Funding LLC	2.896%	6/17/2019	3,100	3,096,564

Natural Gas 0.35%
Sempra Energy	2.67%	6/18/2019	6,106	6,099,309
Sempra Energy	2.68%	6/10/2019	2,000	1,998,973
Total				8,098,282

Oil 0.17%
Encana Corp.	3.089%	8/1/2019	2,000	1,990,641
Noble Energy, Inc.	2.932%	6/6/2019	1,956	1,955,529
Total				3,946,170

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 1.13%
Enable Midstream Partners LP	3.118%		6/7/2019	$1,000	$999,659
Enbridge, Inc.	2.668%		6/3/2019	373	373,000
Enbridge, Inc.	2.852%		7/18/2019	2,292	2,283,978
Enbridge, Inc.	2.853%		7/22/2019	1,375	1,369,760
Enbridge, Inc.	2.863%		7/24/2019	2,164	2,155,385
Energy Transfer Partners	3.042%		6/3/2019	11,298	11,298,000
Energy Transfer Partners	3.076%		6/3/2019	4,095	4,095,000
Williams Cos., Inc. (The)	2.718%		6/3/2019	3,678	3,678,000
Total					26,252,782

Real Estate Investment Trusts 0.20%
Welltower, Inc.	2.734%		6/28/2019	4,697	4,688,226

Retail 0.01%
RH	–	(m)	6/15/2019	172	171,695
Total Commercial Paper (cost $137,502,996)					137,506,462

Corporate Bonds 1.07%

Electric: Power 0.43%
Entergy Corp.	2.616%		6/3/2019	6,393	6,393,000
KCP&L Greater Missouri Operations Co.	2.637%		6/3/2019	3,536	3,536,000
Total					9,929,000

Electronics 0.31%
Hitachi Capital America Corp.	2.616%		6/3/2019	7,133	7,133,000

Machinery: Agricultural 0.31%
Bunge Asset Funding Corp.	2.687%		6/3/2019	7,365	7,365,000

Natural Gas 0.02%
Nisource, Inc.	2.616%		6/3/2019	498	498,000
Total Corporate Bonds (cost $24,925,000)					24,925,000

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 2.11%
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $20,485,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $20,613,257; proceeds: $20,210,196	$20,208	$20,207,755
Repurchase Agreement dated 5/31/2019, 2.35% due 6/3/2019 with JPMorgan Chase & Co. collateralized by $29,590,000 of Federal Home Loan Bank at 2.26% due 10/4/2022; value: $29,621,185; proceeds: $29,005,679	29,000	29,000,000
Total Repurchase Agreements (cost $49,207,755)		49,207,755
Total Short-Term Investments (cost $211,635,751)		211,639,217
Total Investments in Securities 99.62% (cost $2,296,338,407)		2,319,327,355
Less Unfunded Commitment (0.00)% (cost $147,000)		(147,735)
Net Investment 99.62% (cost $2,296,191,407)		2,319,179,620
Cash, Foreign Cash and Other Assets in Excess of Liabilities(n) 0.38%		8,903,148
Net Assets 100.00%		$2,328,082,768

BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2019.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

(j)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Amount is less than $1,000.
(m)	Interest rate to be determined.
(n)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Buy Protection at May 31, 2019(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.AAA.8	Morgan Stanley	.50%	10/17/2057	8,877,000	$8,821,758	$403,256	$(458,498)	$(55,242)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(458,498).
(4)	Includes upfront payments paid.

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	J.P. Morgan	6/7/2019	5,966,000	$6,797,860	$6,666,552	$131,308
Mexican peso	Sell	State Street Bank and Trust	8/14/2019	31,000,000	1,601,583	1,563,004	38,579
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$169,887

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	9/9/2019	2,000,000	$2,251,918	$2,252,199	$(281)

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2019

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2019	811	Long		$173,511,155		$174,098,891	$587,736
U.S. 5-Year Treasury Note	September 2019	2,757	Long		321,669,308		323,581,337	1,912,029
U.S. Long Bond	September 2019	216	Long		32,926,882		33,203,250	276,368
U.S. Ultra Treasury Bond	September 2019	171	Long		29,651,429		30,058,594	407,165
Total Unrealized Appreciation on Open Futures Contracts								$3,183,298

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Schatz	June 2019	92	Short	EUR	(10,287,737)	EUR	(10,312,740)	$(27,932)
U.S. 10-Year Treasury Note	September 2019	613	Short		$(77,112,415)		$(77,697,750)	(585,335)
U.S. 10-Year Ultra Treasury Bond	September 2019	899	Short		(121,576,041)		(122,755,641)	(1,179,600)
Total Unrealized Depreciation on Open Futures Contracts								$(1,792,867)

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$177,636,203	$–	$177,636,203
Common Stocks
Electric: Power	–	14,833	–	14,833
Oil	324,750	26,866	–	351,616
Convertible Bond	–	301,070	–	301,070
Corporate Bonds	–	1,757,203,337	–	1,757,203,337
Floating Rate Loans
Machinery: Industrial/Specialty	–	–	1,000,000	1,000,000
Miscellaneous	–	–	1,890,488	1,890,488
Retail	–	1,431,632	2,285,625	3,717,257
Technology	–	–	998,125	998,125
Remaining Industries	–	18,080,476	–	18,080,476
Less: Unfunded Commitments	–	(147,735)	–	(147,735)
Foreign Government Obligations	–	12,562,955	–	12,562,955
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,487,876	–	11,487,876
Municipal Bonds	–	13,019,819	–	13,019,819
Non-Agency Commercial Mortgage-Backed Securities	–	36,404,996	–	36,404,996
Preferred Stocks(3)	–	2,890,732	–	2,890,732
U.S. Treasury Obligations	–	70,128,355	–	70,128,355
Short-Term Investments
Commercial Paper	–	137,506,462	–	137,506,462
Corporate Bonds	–	24,925,000	–	24,925,000
Repurchase Agreements	–	49,207,755	–	49,207,755
Total	$324,750	$2,312,680,632	$6,174,238	$2,319,179,620

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(55,242)	–	(55,242)
Forward Foreign Currency Exchange Contracts
Assets	–	169,887	–	169,887
Liabilities	–	(281)	–	(281)
Futures Contracts
Assets	3,183,298	–	–	3,183,298
Liabilities	(1,792,867)	–	–	(1,792,867)
Total	$1,390,431	$114,364	$–	$1,504,795

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $2,632,396 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(t)) on May 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Common Stock	Preferred Stock
Balance as of December 1, 2018	$–	$–	$–
Accrued Discounts (Premiums)	12,394	–	–
Realized Gain (Loss)	44	–	–
Change in Unrealized Appreciation (Depreciation)	(327,453)	(97,048)	(276,047)
Purchases	4,335,043	–	21,221
Sales	(3,777)	–	–
Transfers into Level 3	2,157,987	97,048	254,826
Transfers out of Level 3	–	–	–
Balance as of May 31, 2019	$6,174,238	$–	$–
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$(51,405)	$(97,048)	$(276,047)

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.03%

ASSET-BACKED SECURITIES 25.82%

Automobiles 9.04%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$401	$401,544
ACC Trust 2019-1 A†	3.75%	5/20/2022	743	748,055
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	508	507,331
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	899	908,562
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,502,387
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	715,666
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,468,190
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	20	19,907
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	647,749
AmeriCredit Automobile Receivables Trust 2017-4 A2A	1.83%	5/18/2021	147	146,872
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,904	1,898,351
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	814,811
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	480	479,242
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	879	878,773
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	283	283,585
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	1,834	1,827,863
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	504,067
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,182,649
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	210	209,841
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	219	218,961
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	419,395

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	$674	$673,227
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	6,448	6,488,040
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	213	211,638
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	1,862	1,876,292
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	63	62,473
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	337,908
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	285	284,761
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	82,748
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	455	453,993
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	333,233
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	1,703	1,715,686
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	263	261,497
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	327,901
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,578	3,567,092
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	794	794,340
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	373,702
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	453,149
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	2,458	2,452,794
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	113	112,761
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	330	329,428
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	961	956,813
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	2,135	2,123,686
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	1,689	1,679,226
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	230,620
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	174	174,013
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	231,987
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	152	151,757
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	413,445
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	110	112,858
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	1,000	1,002,249
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	834	839,152
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	21	20,721
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	937,107
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	482	482,452
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	480,639

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	$593	$592,628
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,913	3,949,806
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	205	205,456
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	790	794,714
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	2,439	2,475,274
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	1,259	1,265,129
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	2,468	2,500,254
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	722,093
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	638	645,838
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	1,238	1,259,228
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717	734,113
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	208	208,110
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	1,015	1,017,394
First Investors Auto Owner Trust 2015-1A C†	2.71%	6/15/2021	1,272	1,271,540
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	268,696
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	318	328,493
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	202	210,058
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	257	256,924
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	577	575,152
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	4,513	4,530,873
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	3,313	3,309,082
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	6,384	6,365,580
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	1,082	1,075,792
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,420,521
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	235	234,589
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	3,076	3,206,081
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416	427,222
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	173	172,993
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	1,025	1,026,026
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	25	25,118
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	109	109,258
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	282	285,084
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	42	42,300
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	435	434,787
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	1,733	1,733,663
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	2,007	2,028,496
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	417	417,985
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	1,235	1,236,660

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2018-4 C	3.56%		7/15/2024	$1,127	$1,150,791
Santander Drive Auto Receivables Trust 2018-5 B	3.52%		12/15/2022	1,801	1,823,472
Santander Drive Auto Receivables Trust 2018-5 C	3.81%		12/16/2024	1,668	1,707,995
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	215	215,112
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	136	136,351
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%		8/15/2022	2,369	2,375,489
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	963	959,621
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	622	618,735
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	172	170,882
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	500	496,921
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	233	232,263
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	5	5,220
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	1,405	1,403,669
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	3,025	3,031,435
World Omni Auto Receivables Trust 2018-D A4	3.44%		12/16/2024	842	875,980
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	340	347,795
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	1,242	1,283,770
Total					111,011,700

Credit Cards 5.47%
American Express Credit Account Master Trust 2017-3 A	1.77%		11/15/2022	1,480	1,472,485
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	3,252	3,243,508
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	2,749	2,762,149
Barclays Dryrock Issuance Trust 2017-2 A	2.74% (1 Mo. LIBOR + .30%	)#	5/15/2023	4,767	4,775,881
Capital One Multi-Asset Execution Trust 2015-A3	2.84% (1 Mo. LIBOR + .40%	)#	3/15/2023	2,740	2,748,676
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	619	617,479
Capital One Multi-Asset Execution Trust 2017-A1	2.00%		1/17/2023	401	399,627
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	2,674	2,684,673
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	1,198	1,207,996
Citibank Credit Card Issuance Trust 2017-A3	1.92%		4/7/2022	1,048	1,043,962
Continental Credit Card 2016-1A C†	11.33%		1/15/2025	126	131,978	(a)
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	3,566	3,546,548
First National Master Note Trust 2017-2 A	2.88% (1 Mo. LIBOR + .44%	)#	10/16/2023	2,550	2,553,543

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	$3,212	$3,226,312
Golden Credit Card Trust 2018-4A A†	3.44%		10/15/2025	3,287	3,415,695
Master Credit Card Trust 2019-1A B†	3.57%		7/21/2022	231	233,538
Master Credit Card Trust II Series 2018-1A A†	2.932% (1 Mo. LIBOR + .49%	)#	7/21/2024	1,254	1,252,083
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	550	549,667
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	5,076	5,069,375
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	3,905	3,904,121
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	694,315
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	4,413	4,395,467
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	1,595	1,612,032
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	1,005,903
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026	5,283	5,513,239
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	1,112	1,115,070
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	2,704	2,689,019
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	4,377	4,499,920
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	743	763,927
Total					67,128,188

Home Equity 0.14%
New Century Home Equity Loan Trust 2005-A A6	4.683%		8/25/2035	59	59,005
Towd Point Mortgage Trust 2019-HY2 A1†	3.43% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	1,640	1,654,783
Total					1,713,788

Other 11.17%
Allegro CLO IV Ltd. 2016-1A†	3.997% (3 Mo. LIBOR + 1.40%	)#	1/15/2029	418	418,334
Ally Master Owner Trust 2018-4 A	3.30%		7/17/2023	7,204	7,341,818
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.632% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	970	963,946
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.632% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	1,212	1,208,340
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.59% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	1,020	1,022,935
Ascentium Equipment Receivables 2019-1A A2†	2.84%		6/10/2022	1,889	1,898,120

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022		$96	$95,923
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		357	356,255
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020		156	156,260
Avery Point V CLO Ltd. 2014-5A AR†	3.568% (3 Mo. LIBOR + .98%	)#	7/17/2026		391	391,397
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022		1,622	1,644,806
Bain Capital Credit CLO 2016-2A A†	4.017% (3 Mo. LIBOR + 1.42%	)#	1/15/2029		250	250,173
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.842% (3 Mo. LIBOR + 1.25%	)#	1/20/2029		1,000	1,000,283
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	4.342% (3 Mo. LIBOR + 1.75%	)#	1/20/2029		1,000	1,000,308
BlueMountain CLO Ltd. 2012-2A AR2†	3.57% (3 Mo. LIBOR + 1.05%	)#	11/20/2028		2,293	2,282,580
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.491% (3 Mo. LIBOR + .89%	)#	1/18/2029		938	934,705
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020		28	28,082
Colombia Cent CLO Ltd. 2018-27A A2A†	4.18% (3 Mo. LIBOR + 1.60%	)#	10/25/2028		281	278,299
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023		275	275,705
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051		1,513	1,553,897
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022		104	104,071
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		75	76,079
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		1,975	2,016,062
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		1,182	1,204,908
DLL LLC 2018-1 A3†	3.10%		4/18/2022		3,362	3,393,636
DLL LLC 2018-1 A4†	3.27%		4/17/2026		2,007	2,049,379
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020		155	155,366
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021		962	959,554
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		1,233	1,235,587
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		84	85,002
Dryden 30 Senior Loan Fund 2013-30A AR†	3.338% (3 Mo. LIBOR + .82%	)#	11/15/2028		2,541	2,513,647
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.947% (3 Mo. LIBOR + 1.35%	)#	10/15/2027		1,000	994,313
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		177	177,059
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	503	376,070

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	226	$168,865	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	426	317,713	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	252	188,058	(a)
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%		1/15/2022		$499	497,307
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		2,028	2,022,664
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		3,754	3,811,745
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		2,482	2,542,433
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		2,366	2,386,425
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.99% (1 Mo. LIBOR + 1.55%	)#	3/15/2027		1,680	1,684,937
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	5.19% (1 Mo. LIBOR + 2.75%	)#	3/15/2027		200	198,872
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.99% (1 Mo. LIBOR + 1.55%	)#	9/15/2028		2,699	2,692,365
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.59% (1 Mo. LIBOR + 2.15%	)#	9/15/2028		824	821,271
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.66% (3 Mo. LIBOR + 1.08%	)#	7/25/2027		1,103	1,103,013
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	4.23% (3 Mo. LIBOR + 1.65%	)#	7/25/2027		667	667,088
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		2,664	2,689,744
Jamestown CLO VII Ltd. 2015-7A A1R†	3.41% (3 Mo. LIBOR + .83%	)#	7/25/2027		1,175	1,172,877
Jamestown CLO VII Ltd. 2015-7A A2R†	3.88% (3 Mo. LIBOR + 1.30%	)#	7/25/2027		944	928,079
KREF Ltd. 2018-FL1 A†	3.532% (1 Mo. LIBOR + 1.10%	)#	6/15/2036		490	490,245
LCM XXIV Ltd. 24A A†	3.902% (3 Mo. LIBOR + 1.31%	)#	3/20/2030		1,808	1,816,342
LMREC, Inc. 2019-CRE3 A†	3.764% (1 Mo. LIBOR + 1.40%	)#	12/22/2035		2,938	2,958,377	(a)
Madison Park Funding XXI Ltd. 2016-21A A1†	4.11% (3 Mo. LIBOR + 1.53%	)#	7/25/2029		816	819,388
Magnetite VII Ltd. 2012-7A A1R2†	3.397% (3 Mo. LIBOR + .80%	)#	1/15/2028		3,712	3,695,760
Magnetite XI Ltd. 2014-11A A1R†	3.721% (3 Mo. LIBOR + 1.12%	)#	1/18/2027		1,593	1,594,379
Magnetite XVIII Ltd. 2016-18A AR†	3.598% (3 Mo. LIBOR + 1.08%	)#	11/15/2028		1,663	1,660,934
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024		2,181	2,197,803

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.801% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	$1,354	$1,353,581
Mountain View CLO X Ltd. 2015-10A AR†	3.417% (3 Mo. LIBOR + .82%	)#	10/13/2027	605	602,095
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	215	214,062
N-Star REL CDO VIII Ltd. 2006-8A B†	2.94% (1 Mo. LIBOR + .42%	)#	2/1/2041	1,600	1,525,087
Navient Student Loan Trust 2018-1A A1†	2.62% (1 Mo. LIBOR + .19%	)#	3/25/2067	42	42,316
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,067,341
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	1,846	1,895,340
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	736	754,148
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	368,819
Nissan Master Owner Trust Receivables 2017-B A	2.87% (1 Mo. LIBOR + .43%	)#	4/18/2022	1,684	1,687,364
Oaktree CLO 2014-1A A1R†	3.825% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	719	719,305
Oaktree CLO Ltd. 2015-1A A1R†	3.462% (3 Mo. LIBOR + .87%	)#	10/20/2027	769	768,808
OCP CLO Ltd. 2015-10A A2AR†	3.886% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	645	639,989
OCP CLO Ltd. 2016-12A A1R†	3.721% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	1,499	1,499,334
OCP CLO Ltd. 2016-12A A2R†	4.201% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	1,103	1,103,834
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	56	56,385
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116	116,521
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210	217,088
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	481	485,157
Orec Ltd. 2018-CRE1 A†	3.62% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	2,675	2,676,739
OZLM VIII Ltd. 2014-8A A1RR†	3.758% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	718	717,916
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.197% (3 Mo. LIBOR + .60%	)#	4/15/2026	2,093	2,084,217
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.442% (3 Mo. LIBOR + .85%	)#	1/20/2027	2,665	2,659,915
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.992% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	667	656,934
Parallel Ltd. 2015-1A AR†	3.442% (3 Mo. LIBOR + .85%	)#	7/20/2027	2,054	2,053,662

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	$626	$624,528
PFS Financing Corp. 2018-A A†	2.84% (1 Mo. LIBOR + .40%	)#	2/15/2022	593	593,239
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	2,372	2,388,396
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.28% (1 Mo. LIBOR + .85%	)#	6/25/2035	1,938	1,933,703
Regatta VI Funding Ltd. 2016-1A AR†	3.672% (3 Mo. LIBOR + 1.08%	)#	7/20/2028	1,410	1,403,342
Salem Fields CLO Ltd. 2016-2A A2R†	4.28% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	1,227	1,228,228
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,386	2,403,956
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	1,698	1,703,600
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	1,907	1,929,035
Seneca Park CLO Ltd. 2014-1A AR†	3.708% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	492	492,912
SLM Private Education Loan Trust 2010-A 2A†	5.69% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	111	112,308
SLM Student Loan Trust 2011-1 A1	2.95% (1 Mo. LIBOR + .52%	)#	3/25/2026	43	42,640
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	298	296,542
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	216	214,810
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	1,138	1,130,531
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	11	11,312
TCI-Symphony CLO Ltd. 2016-1A A†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/13/2029	463	464,184
Thacher Park CLO Ltd. 2014-1A AR†	3.752% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	3,349	3,352,947
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.447% (3 Mo. LIBOR + 1.85%	)#	1/15/2026	3,820	3,821,619
Towd Point Asset Trust 2018-SL1 A†	3.077% (1 Mo. LIBOR + .60%	)#	1/25/2046	2,046	2,021,249
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.562% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	1,622	1,623,014
West CLO Ltd. 2014-2A A1AR†	3.471% (3 Mo. LIBOR + .87%	)#	1/16/2027	3,229	3,221,908
WhiteHorse VIII Ltd. 2014-1A BR†	4.029% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	1,501	1,500,795
Total					137,050,338
Total Asset-Backed Securities (cost $314,876,210)					316,904,014

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Shares (000)			Fair Value
COMMON STOCKS 0.00%

Electric: Power 0.00%
Eneva SA*(b)			BRL	–	(c)	$1,848

Oil 0.00%
Dommo Energia SA*(b)			BRL	40		3,415
Templar Energy LLC Class A Units				10		–	(a)
Total						3,415
Total Common Stocks (cost $121,647)						5,263

			Principal Amount (000)
CONVERTIBLE BONDS 0.10%

Electric: Power 0.02%
Clearway Energy, Inc.†	3.25%	6/1/2020		$215		210,162

Energy Equipment & Services 0.01%
Tesla Energy Operations, Inc.	1.625%	11/1/2019		186		173,987

Real Estate Investment Trusts 0.07%
VEREIT, Inc.	3.75%	12/15/2020		870		871,646
Total Convertible Bonds (cost $1,269,921)						1,255,795

CORPORATE BONDS 37.17%

Aerospace/Defense 0.45%
Bombardier, Inc. (Canada)†(d)	6.00%	10/15/2022		648		634,846
Bombardier, Inc. (Canada)†(d)	6.125%	1/15/2023		2,429		2,367,546
Bombardier, Inc. (Canada)†(d)	8.75%	12/1/2021		1,279		1,385,860
Embraer Overseas Ltd.†	5.696%	9/16/2023		612		660,966
TransDigm, Inc.	6.00%	7/15/2022		52		52,325
Triumph Group, Inc.	4.875%	4/1/2021		404		397,940
Total						5,499,483

Air Transportation 0.24%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024		291		291,202
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025		171		176,728
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022		257		262,125
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024		1,166		1,180,518

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%		10/11/2021	$43	$43,561
UAL 2007-1 Pass Through Trust	7.336%		1/2/2021	115	115,230
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		10/11/2023	176	179,821
US Airways 2012-2 Class B Pass-Through Trust	6.75%		12/3/2022	26	27,531
US Airways 2013-1 Class B Pass-Through Trust	5.375%		5/15/2023	595	620,900
Total					2,897,616

Auto Parts: Original Equipment 0.25%
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021	1,200	1,224,791
Titan International, Inc.	6.50%		11/30/2023	437	376,639
ZF North America Capital, Inc.†	4.00%		4/29/2020	669	672,998
ZF North America Capital, Inc.†	4.50%		4/29/2022	150	151,679
ZF North America Capital, Inc.†	4.75%		4/29/2025	689	687,758
Total					3,113,865

Automotive 1.50%
Daimler Finance North America LLC†	2.875%		3/10/2021	612	612,944
Daimler Finance North America LLC†	3.115% (3 Mo. LIBOR + .55%	)#	5/4/2021	500	500,107
Daimler Finance North America LLC†	3.75%		11/5/2021	1,463	1,493,998
Fiat Chrysler Automobiles NV (United Kingdom)(d)	5.25%		4/15/2023	200	209,002
Ford Motor Credit Co. LLC	2.979%		8/3/2022	500	489,005
Ford Motor Credit Co. LLC	3.219%		1/9/2022	475	469,327
Ford Motor Credit Co. LLC	3.339%		3/28/2022	200	198,626
Ford Motor Credit Co. LLC	3.532% (3 Mo. LIBOR + .93%	)#	9/24/2020	968	968,156
Ford Motor Credit Co. LLC	5.584%		3/18/2024	845	880,337
Ford Motor Credit Co. LLC	5.875%		8/2/2021	3,072	3,213,878
General Motors Co.	4.875%		10/2/2023	1,117	1,164,612
General Motors Financial Co., Inc.	3.15%		6/30/2022	166	164,812
General Motors Financial Co., Inc.	3.20%		7/6/2021	557	556,965
General Motors Financial Co., Inc.	4.20%		3/1/2021	2,300	2,337,860
General Motors Financial Co., Inc.	5.10%		1/17/2024	1,801	1,881,490
Hyundai Capital America†	1.75%		9/27/2019	905	902,236
Hyundai Capital America†	2.00%		7/1/2019	107	106,938
Hyundai Capital America†	3.25%		9/20/2022	636	640,177
Hyundai Capital America†	3.45%		3/12/2021	280	282,889
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%		8/29/2022	1,287	1,286,510
Total					18,359,869

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 5.41%
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	$2,533	$32,728,459
AIB Group plc (Ireland)†(d)	4.263%	#(e)	4/10/2025	712	722,229
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	665	689,421
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	600	549,109
ASB Bank Ltd. (New Zealand)†(d)	3.75%		6/14/2023	1,018	1,053,038
Associated Banc-Corp.	2.75%		11/15/2019	496	495,964
Associated Bank NA	3.50%		8/13/2021	995	1,010,040
Banco de Credito del Peru (Panama)†(d)	2.25%		10/25/2019	200	199,940
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023	912	940,264
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	2,148	2,423,810
BBVA Bancomer SA†	6.50%		3/10/2021	851	891,814
CIT Group, Inc.	4.125%		3/9/2021	554	559,551
CIT Group, Inc.	4.75%		2/16/2024	68	70,040
Citigroup, Inc.	3.272% (3 Mo. LIBOR + .69%	)#	10/27/2022	1,324	1,323,855
Citigroup, Inc.	3.352%	#(e)	4/24/2025	1,130	1,144,761
Citigroup, Inc.	4.05%		7/30/2022	812	841,041
Credit Suisse AG (Switzerland)†(d)	6.50%		8/8/2023	1,478	1,604,369
Danske Bank A/S (Denmark)†(d)	2.00%		9/8/2021	426	415,489
Danske Bank A/S (Denmark)†(d)	2.75%		9/17/2020	1,008	1,006,129
Danske Bank A/S (Denmark)†(d)	2.80%		3/10/2021	2,234	2,229,518
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022	1,109	1,148,653
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	364	384,860
Discover Bank	3.35%		2/6/2023	477	483,551
Discover Bank	8.70%		11/18/2019	796	816,789
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR+ .82%	)#	10/31/2022	1,868	1,866,805
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR+ 1.05%	)#	6/5/2023	1,507	1,507,722
Goldman Sachs Group, Inc. (The)	3.696% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	1,638	1,651,256
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,077	1,132,860
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	515	553,856
Huntington Bancshares, Inc.	7.00%		12/15/2020	225	239,458
ING Bank NV (Netherlands)†(d)	5.80%		9/25/2023	559	609,630
Intesa Sanpaolo SpA (Italy)†(d)	6.50%		2/24/2021	2,138	2,234,117
Lloyds Bank plc (United Kingdom)†(d)	6.50%		9/14/2020	3,451	3,597,285
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	294	313,558
Macquarie Group Ltd. (Australia)†(d)	3.189%	#(e)	11/28/2023	871	870,163
Macquarie Group Ltd. (Australia)†(d)	4.15%	#(e)	3/27/2024	1,393	1,439,735

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Macquarie Group Ltd. (Australia)†(d)	7.625%		8/13/2019	$324	$326,968
Manufacturers & Traders Trust Co.	3.645% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	346	346,116
Morgan Stanley	3.772% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	1,300	1,313,682
NBK SPC Ltd. (United Arab Emirates)†(d)	2.75%		5/30/2022	960	952,145
Nordea Bank Abp (Finland)†(d)	4.25%		9/21/2022	505	523,861
Nordea Bank Abp (Finland)†(d)	4.875%		5/13/2021	1,768	1,833,072
Popular, Inc.	6.125%		9/14/2023	504	526,680
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%		12/15/2022	435	462,911
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.40%		10/21/2019	736	745,697
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%		8/5/2021	321	319,781
Santander UK Group Holdings plc (United Kingdom)(d)	3.373%	#(e)	1/5/2024	1,011	1,003,462
Santander UK Group Holdings plc (United Kingdom)(d)	3.571%		1/10/2023	796	799,721
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(d)	5.875%		6/24/2020	555	572,189
Standard Chartered plc (United Kingdom)†(d)	4.247%	#(e)	1/20/2023	1,578	1,608,214
Swedbank AB (Sweden)†(d)	2.65%		3/10/2021	371	369,123
Swedbank AB (Sweden)†(d)	2.80%		3/14/2022	837	830,713
Synovus Financial Corp.	3.125%		11/1/2022	1,470	1,463,900
Turkiye Halk Bankasi AS (Turkey)†(d)	3.875%		2/5/2020	218	207,966
Turkiye Halk Bankasi AS (Turkey)†(d)	4.75%		6/4/2019	1,619	1,619,000
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%		5/30/2022	821	735,944
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023	806	695,687
UBS AG (Switzerland)(d)	5.125%		5/15/2024	515	538,490
UBS AG/Stamford CT	7.625%		8/17/2022	3,948	4,365,560
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.65%		2/1/2022	921	917,409
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.491%		5/23/2023	971	983,481
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.744% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	1,085	1,094,772
Zions Bancorp N.A.	3.35%		3/4/2022	1,046	1,060,788
Zions Bancorp N.A.	3.50%		8/27/2021	376	382,248
Total					66,348,719

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.20%
Keurig Dr Pepper, Inc.	3.20%		11/15/2021	$880	$887,087
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	1,557	1,619,629
Total					2,506,716

Biotechnology Research & Production 0.07%
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	888	883,560

Building Materials 0.87%
Boral Finance Pty Ltd. (Australia)†(d)	3.00%		11/1/2022	374	372,532
CPG Merger Sub LLC†	8.00%		10/1/2021	887	902,522
Griffon Corp.	5.25%		3/1/2022	1,961	1,958,549
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(d)	6.00%		12/30/2019	4,248	4,312,658
Martin Marietta Materials, Inc.	3.173% (3 Mo. LIBOR + .65%	)#	5/22/2020	230	230,087
Owens Corning	4.20%		12/1/2024	1,254	1,291,511
Vulcan Materials Co.	3.17% (3 Mo. LIBOR + .65%	)#	3/1/2021	1,563	1,563,775
Total					10,631,634

Business Services 0.46%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.95%		1/19/2022	500	507,662
APX Group, Inc.	8.75%		12/1/2020	878	824,223
Ashtead Capital, Inc.†	5.625%		10/1/2024	810	837,338
Equifax, Inc.	3.388% (3 Mo. LIBOR + .87%	)#	8/15/2021	1,872	1,867,347
IHS Markit Ltd. (United Kingdom)(d)	3.625%		5/1/2024	348	350,975
IHS Markit Ltd. (United Kingdom)(d)	4.125%		8/1/2023	480	498,187
NESCO LLC/NESCO Finance Corp.†	6.875%		2/15/2021	752	750,120
Total					5,635,852

Chemicals 0.56%
Blue Cube Spinco LLC	9.75%		10/15/2023	177	195,143
Braskem Netherlands Finance BV (Netherlands)†(d)	3.50%		1/10/2023	375	368,348
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.00%		7/19/2020	200	200,321
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%		7/19/2022	600	602,130
Equate Petrochemical BV (Netherlands)†(d)	3.00%		3/3/2022	200	198,549
Rayonier AM Products, Inc.†	5.50%		6/1/2024	894	725,937
SABIC Capital II BV (Netherlands)†(d)	4.00%		10/10/2023	695	715,502
Syngenta Finance NV (Netherlands)†(d)	3.698%		4/24/2020	700	703,130
Syngenta Finance NV (Netherlands)†(d)	3.933%		4/23/2021	1,026	1,040,214
Syngenta Finance NV (Netherlands)†(d)	4.441%		4/24/2023	250	257,901
Yara International ASA (Norway)†(d)	7.875%		6/11/2019	1,848	1,849,710
Total					6,856,885

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.07%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(d)	7.50%	12/11/2022	$613	$605,856
Peabody Energy Corp.†	6.00%	3/31/2022	202	201,242
Total				807,098

Computer Hardware 0.59%
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	2,358	2,417,157
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	2,458	2,614,530
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	774	785,549
GCI LLC	6.75%	6/1/2021	700	700,875
HT Global IT Solutions Holdings Ltd. (Mauritius)†(d)	7.00%	7/14/2021	700	723,100
Total				7,241,211

Computer Software 0.68%
CA, Inc.	3.60%	8/1/2020	312	313,503
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	1,001	1,093,592
Infor US, Inc.	6.50%	5/15/2022	303	307,224
Informatica LLC†	7.125%	7/15/2023	1,075	1,087,879
RP Crown Parent LLC†	7.375%	10/15/2024	477	497,416
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	1,751	1,893,181
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	1,141	1,180,935
TIBCO Software, Inc.†	11.375%	12/1/2021	1,883	1,992,449
Total				8,366,179

Construction/Homebuilding 0.64%
Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%	12/15/2020	1,872	1,869,660
Century Communities, Inc.	6.875%	5/15/2022	400	408,920
D.R. Horton, Inc.	4.375%	9/15/2022	330	342,398
D.R. Horton, Inc.	4.75%	2/15/2023	152	160,013
D.R. Horton, Inc.	5.75%	8/15/2023	1,592	1,735,568
M/I Homes, Inc.	6.75%	1/15/2021	2,026	2,056,390
Taylor Morrison Communities, Inc.	6.625%	5/15/2022	334	344,337
William Lyon Homes, Inc.	7.00%	8/15/2022	990	992,475
Total				7,909,761

Containers 0.26%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	3,108	3,116,630
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	84	83,829
Total				3,200,459

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.43%
Bayer US Finance II LLC†	2.75%		7/15/2021	$1,014	$1,009,943
Bayer US Finance II LLC†	3.50%		6/25/2021	400	403,498
Bayer US Finance II LLC†	3.621% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	200	196,367
Bayer US Finance II LLC†	3.875%		12/15/2023	1,695	1,724,855
Cigna Corp.†	2.965% (3 Mo. LIBOR + .35%	)#	3/17/2020	153	153,086
Elanco Animal Health, Inc.†	3.912%		8/27/2021	464	473,778
Elanco Animal Health, Inc.†	4.272%		8/28/2023	1,070	1,123,946
Teva Pharmaceutical Finance Co. BV (Curacao)(d)	3.65%		11/10/2021	179	168,036
Total					5,253,509

Electric: Power 2.06%
AES Corp. (The)	4.875%		5/15/2023	637	641,306
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%		5/1/2023	2,099	2,166,825
Comision Federal de Electricidad (Mexico)†(d)	4.875%		5/26/2021	1,197	1,229,032
Dominion Energy, Inc.	2.962%		7/1/2019	519	518,992
Dominion Energy, Inc.	4.104%		4/1/2021	1,909	1,948,632
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	353	376,200
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	572	596,911
Emera US Finance LP	2.70%		6/15/2021	1,280	1,276,072
Enel Finance International NV (Netherlands)†(d)	2.75%		4/6/2023	1,010	988,421
Enel Finance International NV (Netherlands)†(d)	2.875%		5/25/2022	2,250	2,226,103
Enel Finance International NV (Netherlands)†(d)	4.25%		9/14/2023	472	486,746
Jersey Central Power & Light Co.†	4.70%		4/1/2024	491	528,684
NextEra Energy Capital Holdings, Inc.	3.045% (3 Mo. LIBOR + .48%	)#	5/4/2021	653	651,884
NRG Energy, Inc.†	3.75%		6/15/2024	749	762,100
Origin Energy Finance Ltd. (Australia)†(d)	5.45%		10/14/2021	2,207	2,333,600
PNM Resources, Inc.	3.25%		3/9/2021	546	549,837
PPL Capital Funding, Inc.	3.50%		12/1/2022	430	438,497
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%		5/1/2021	597	616,444
PSEG Power LLC	5.125%		4/15/2020	45	45,924
Puget Energy, Inc.	5.625%		7/15/2022	490	524,401
Puget Energy, Inc.	6.00%		9/1/2021	1,264	1,347,841
San Diego Gas & Electric Co.	1.914%		2/1/2022	233	227,886
SCANA Corp.	4.125%		2/1/2022	481	490,007
SCANA Corp.	4.75%		5/15/2021	781	798,549
SCANA Corp.	6.25%		4/1/2020	346	353,500
Sempra Energy	2.875%		10/1/2022	49	48,964

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Sempra Energy	3.097% (3 Mo. LIBOR + .50%	)#	1/15/2021	$716	$713,952
Sempra Energy	4.05%		12/1/2023	465	485,466
TransAlta Corp. (Canada)(d)	4.50%		11/15/2022	1,861	1,910,550
Total					25,283,326

Electrical Equipment 0.98%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	1,223	1,191,852
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%		1/15/2022	2,947	2,931,903
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%		1/15/2024	1,095	1,086,168
Broadcom, Inc.†	3.125%		4/15/2021	1,210	1,211,685
Broadcom, Inc.†	3.125%		10/15/2022	1,815	1,807,737
Broadcom, Inc.†	3.625%		10/15/2024	1,490	1,466,826
Marvell Technology Group Ltd.	4.20%		6/22/2023	953	983,489
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%		9/1/2022	563	573,416
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%		6/1/2023	797	830,713
Total					12,083,789

Electronics 0.16%
PerkinElmer, Inc.	5.00%		11/15/2021	770	804,120
Trimble, Inc.	4.15%		6/15/2023	847	871,857
Trimble, Inc.	4.75%		12/1/2024	247	257,863
Total					1,933,840

Entertainment 0.27%
Eldorado Resorts, Inc.	7.00%		8/1/2023	500	518,750
Scientific Games International, Inc.	6.25%		9/1/2020	674	675,685
Scientific Games International, Inc.	6.625%		5/15/2021	1,149	1,164,799
Scientific Games International, Inc.	10.00%		12/1/2022	925	974,090
Total					3,333,324

Financial Services 2.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%		5/26/2022	273	274,709
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.25%		7/1/2020	452	458,992
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.45%		12/16/2021	382	394,093
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%		10/30/2020	292	299,006
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024	272	287,671

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Air Lease Corp.	4.25%		2/1/2024	$932	$968,817
Aircastle Ltd.	4.40%		9/25/2023	1,323	1,355,512
Aircastle Ltd.	5.00%		4/1/2023	1,479	1,544,998
Aircastle Ltd.	5.50%		2/15/2022	1,298	1,370,530
Aircastle Ltd.	7.625%		4/15/2020	530	549,693
Ally Financial, Inc.	3.875%		5/21/2024	654	652,365
Discover Financial Services	5.20%		4/27/2022	1,557	1,657,935
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	2.342%		11/15/2020	2,895	2,867,149
International Lease Finance Corp.	8.25%		12/15/2020	2,944	3,173,995
International Lease Finance Corp.	8.625%		1/15/2022	2,533	2,880,224
Jefferies Financial Group, Inc.	5.50%		10/18/2023	1,938	2,059,262
Jefferies Group LLC	6.875%		4/15/2021	2,140	2,288,442
Jefferies Group LLC	8.50%		7/15/2019	5,090	5,121,372
Nationstar Mortgage Holdings, Inc.†	8.125%		7/15/2023	2,048	2,048,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021	608	605,276
Navient Corp.	5.00%		10/26/2020	1,169	1,185,074
Navient Corp.	5.875%		3/25/2021	511	522,983
Navient Corp.	6.625%		7/26/2021	915	951,426
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	157	162,157
Total					33,679,681

Food 0.09%
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%		7/15/2024	238	244,842
Smithfield Foods, Inc.†	2.70%		1/31/2020	386	385,018
Smithfield Foods, Inc.†	3.35%		2/1/2022	444	437,745
Total					1,067,605

Health Care Products 0.21%
Becton Dickinson & Co.	3.476% (3 Mo. LIBOR + .88%	)#	12/29/2020	671	671,189
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%		2/15/2021	1,436	1,479,080
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%		11/1/2021	129	142,506
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	278	285,144
Total					2,577,919

Health Care Services 1.30%
Acadia Healthcare Co., Inc.	5.625%		2/15/2023	129	129,806
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	1,796	1,798,245
Centene Corp.	5.625%		2/15/2021	3,021	3,058,762
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	474	475,778

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	$123	$124,600
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,250,636
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	118	122,869
HCA, Inc.	5.00%	3/15/2024	1,400	1,496,037
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	817	805,766
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	107	113,688
Select Medical Corp.	6.375%	6/1/2021	179	179,358
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	1,246	1,302,070
Universal Health Services, Inc.†	4.75%	8/1/2022	3,104	3,123,400
Total				15,981,015

Household Equipment/Products 0.32%
Newell Brands, Inc.	3.85%	4/1/2023	2,392	2,410,592
Newell Brands, Inc.	4.00%	12/1/2024	769	773,850
Newell Brands, Inc.	4.70%	8/15/2020	143	146,281
Newell Brands, Inc.	5.00%	11/15/2023	372	383,424
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	165	171,394
Spectrum Brands, Inc.	6.625%	11/15/2022	44	44,990
Total				3,930,531

Insurance 0.42%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer†	8.25%	8/1/2023	920	943,000
Assurant, Inc.	4.20%	9/27/2023	988	1,018,621
AXA Equitable Holdings, Inc.	3.90%	4/20/2023	1,084	1,123,746
CNO Financial Group, Inc.	4.50%	5/30/2020	99	100,470
Protective Life Corp.	7.375%	10/15/2019	208	211,524
Willis North America, Inc.	7.00%	9/29/2019	1,005	1,017,414
Willis Towers Watson plc (United Kingdom)(d)	5.75%	3/15/2021	284	297,988
WR Berkley Corp.	5.375%	9/15/2020	470	486,658
Total				5,199,421

Investment Management Companies 0.02%
Huarong Finance Co. Ltd.	4.00%	7/17/2019	250	250,244

Leasing 0.51%
Aviation Capital Group LLC†	3.875%	5/1/2023	706	721,892
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	239	248,871
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%	1/15/2023	259	269,723
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	562	583,075

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)
DAE Funding LLC (United Arab Emirates)†(d)	4.00%		8/1/2020	$397	$397,992
GATX Corp.	4.35%		2/15/2024	507	534,043
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%		2/15/2024	396	416,232
Park Aerospace Holdings Ltd. (Ireland)†(d)	3.625%		3/15/2021	348	349,152
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%		3/15/2023	1,042	1,056,244
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%		8/15/2022	333	347,402
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.45%		7/1/2024	1,119	1,132,564
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.90%		2/1/2024	144	148,952
Total					6,206,142

Leisure 0.50%
LTF Merger Sub, Inc.†	8.50%		6/15/2023	3,364	3,456,510
NCL Corp. Ltd.†	4.75%		12/15/2021	334	337,340
Royal Caribbean Cruises Ltd.	5.25%		11/15/2022	1,107	1,195,784
Silversea Cruise Finance Ltd.†	7.25%		2/1/2025	1,049	1,131,231
Total					6,120,865

Lodging 0.07%
Studio City Co., Ltd. (Macau)†(d)	7.25%		11/30/2021	481	498,436
Wyndham Destinations, Inc.	5.625%		3/1/2021	398	411,930
Total					910,366

Machinery: Agricultural 0.55%
BAT Capital Corp.	3.222%		8/15/2024	2,641	2,616,069
Pyxus International, Inc.	9.875%		7/15/2021	849	723,773
Reynolds American, Inc.	4.85%		9/15/2023	945	1,003,619
Viterra, Inc. (Canada)†(d)	5.95%		8/1/2020	2,351	2,428,343
Total					6,771,804

Machinery: Industrial/Specialty 0.75%
CNH Industrial Capital LLC	4.20%		1/15/2024	900	915,849
CNH Industrial Capital LLC	4.375%		11/6/2020	289	294,231
CNH Industrial Capital LLC	4.375%		4/5/2022	1,563	1,604,888
CNH Industrial Capital LLC	4.875%		4/1/2021	1,170	1,205,919
CNH Industrial NV (United Kingdom)(d)	4.50%		8/15/2023	1,303	1,347,680
Flowserve Corp.	4.00%		11/15/2023	313	317,665
Nvent Finance Sarl (Luxembourg)(d)	3.95%		4/15/2023	1,308	1,326,643
Roper Technologies, Inc.	3.65%		9/15/2023	833	858,788
Wabtec Corp.	3.911% (3 Mo. LIBOR + 1.30%	)#	9/15/2021	386	386,018
Wabtec Corp.	4.40%		3/15/2024	871	903,522
Total					9,161,203

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 0.88%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		$859	$856,852
General Electric Co.	2.70%	10/9/2022		1,585	1,569,061
General Electric Co.	3.10%	1/9/2023		1,059	1,059,150
General Electric Co.	3.15%	9/7/2022		827	832,184
General Electric Co.	3.375%	3/11/2024		366	370,701
General Electric Co.	3.45%	5/15/2024		947	957,720
General Electric Co.	4.65%	10/17/2021		2,013	2,092,780
General Electric Co.	5.30%	2/11/2021		661	685,608
General Electric Co./LJ VP Holdings LLC†	3.80%	6/18/2019		534	534,230
Pentair Finance Sarl (Luxembourg)(d)	2.65%	12/1/2019		1,821	1,819,098
Total					10,777,384

Media 0.98%
Altice Financing SA (Luxembourg)†(d)	6.625%	2/15/2023		1,025	1,044,362
Altice Luxembourg SA (Luxembourg)†(d)(f)	7.75%	5/15/2022		200	204,000
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021		1,580	1,584,937
Cox Communications, Inc.†	2.95%	6/30/2023		1,817	1,816,721
Cox Communications, Inc.†	3.25%	12/15/2022		1,093	1,109,302
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	4/11/2022		250	255,159
Myriad International Holdings BV (Netherlands)†(d)	6.00%	7/18/2020		1,825	1,883,893
NBCUniversal Enterprise, Inc.†	5.25%	–	(g)	4,080	4,163,783
Total					12,062,157

Metal Fabricating 0.08%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023		605	565,675
Zekelman Industries, Inc.†	9.875%	6/15/2023		423	445,208
Total					1,010,883

Metals & Minerals: Miscellaneous 2.30%
Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024		2,050	2,059,791
Anglo American Capital plc (United Kingdom)†(d)	3.75%	4/10/2022		2,310	2,346,121
Anglo American Capital plc (United Kingdom)†(d)	4.125%	4/15/2021		200	203,357
Anglo American Capital plc (United Kingdom)†(d)	4.125%	9/27/2022		1,807	1,858,210
Century Aluminum Co.†	7.50%	6/1/2021		395	390,062
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.75%	5/15/2022		130	130,813
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%	3/15/2023		390	394,875
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%	5/15/2024		903	909,294
Freeport-McMoRan, Inc.	3.875%	3/15/2023		666	643,010
Freeport-McMoRan, Inc.	4.55%	11/14/2024		565	546,637
Freeport-McMoRan, Inc.	6.875%	2/15/2023		308	323,015

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	$2,388	$2,472,836
Glencore Funding LLC†	2.875%	4/16/2020	123	123,433
Glencore Funding LLC†	3.00%	10/27/2022	225	222,874
Glencore Funding LLC†	4.125%	3/12/2024	939	956,898
Glencore Funding LLC†	4.125%	5/30/2023	1,890	1,930,679
Glencore Funding LLC†	4.625%	4/29/2024	465	482,504
Hecla Mining Co.	6.875%	5/1/2021	339	317,812
Hudbay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	521	526,861
Indonesia Asahan Aluminium Persero PT (Indonesia)†(d)	5.23%	11/15/2021	1,200	1,253,418
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	513	541,375
Kinross Gold Corp. (Canada)(d)	5.125%	9/1/2021	257	264,068
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	1,044	1,114,470
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	667	570,285
Newmont Goldcorp Corp.†	3.625%	6/9/2021	2,998	3,039,978
Newmont Goldcorp Corp.†	3.70%	3/15/2023	937	964,186
Newmont Mining Corp.	3.50%	3/15/2022	326	331,091
Teck Resources Ltd. (Canada)†(d)	8.50%	6/1/2024	3,075	3,284,395
Total				28,202,348

Natural Gas 0.16%
National Fuel Gas Co.	3.75%	3/1/2023	515	523,226
National Fuel Gas Co.	4.90%	12/1/2021	682	707,836
Southern Star Central Corp.†	5.125%	7/15/2022	745	755,952
Total				1,987,014

Office Furniture & Business Equipment 0.02%
Xerox Corp.	5.625%	12/15/2019	200	202,000

Oil 4.45%
Afren plc (United Kingdom)†(d)(h)	6.625%	12/9/2020	195	1,622
Afren plc (United Kingdom)†(d)(h)	10.25%	4/8/2019	195	1,643
Afren plc (United Kingdom)†(d)(h)	11.50%	2/1/2016	390	3,287
Antero Resources Corp.	5.125%	12/1/2022	2,570	2,553,937
Callon Petroleum Co.	6.125%	10/1/2024	192	190,560
Canadian Oil Sands Ltd. (Canada)†(d)	9.40%	9/1/2021	125	141,941
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	2,360	2,191,850
Cenovus Energy, Inc. (Canada)(d)	5.70%	10/15/2019	346	349,315
Chaparral Energy, Inc.†	8.75%	7/15/2023	1,580	940,100
Cimarex Energy Co.	4.375%	6/1/2024	265	277,425

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%		10/3/2023	$1,530	$1,623,625
CNX Resources Corp.	5.875%		4/15/2022	520	501,218
Concho Resources, Inc.	4.375%		1/15/2025	1,181	1,224,257
Continental Resources, Inc.	4.50%		4/15/2023	2,377	2,457,956
Continental Resources, Inc.	5.00%		9/15/2022	2,604	2,626,498
Diamondback Energy, Inc.	4.75%		11/1/2024	813	830,276
Energen Corp.	4.625%		9/1/2021	615	624,225
Eni SpA (Italy)†(d)	4.00%		9/12/2023	1,327	1,368,265
Eni SpA (Italy)†(d)	4.15%		10/1/2020	600	609,842
Equinor ASA (Norway)†(d)	7.875%		12/9/2022	1,000	1,169,206
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(d)	6.51%		3/7/2022	700	752,293
Gulfport Energy Corp.	6.625%		5/1/2023	654	604,950
Harvest Operations Corp. (Canada)†(d)	4.20%		6/1/2023	250	263,782
HighPoint Operating Corp.	7.00%		10/15/2022	133	128,345
Husky Energy, Inc. (Canada)(d)	4.00%		4/15/2024	1,002	1,044,165
Kerr-McGee Corp.	6.95%		7/1/2024	512	602,715
Laredo Petroleum, Inc.	5.625%		1/15/2022	1,274	1,178,450
Lukoil International Finance BV (Netherlands)†(d)	6.125%		11/9/2020	200	207,811
Marathon Petroleum Corp.	5.375%		10/1/2022	938	953,703
Medco Straits Services Pte Ltd. (Singapore)†(d)	8.50%		8/17/2022	200	211,857
MEG Energy Corp. (Canada)†(d)	6.50%		1/15/2025	630	608,549
Montage Resources Corp.	8.875%		7/15/2023	961	850,485
Motiva Enterprises LLC†	5.75%		1/15/2020	2,096	2,127,873
Murphy Oil Corp.	6.875%		8/15/2024	422	437,579
Nexen, Inc. (Canada)(d)	6.20%		7/30/2019	74	74,412
Oasis Petroleum, Inc.	6.875%		3/15/2022	4,529	4,395,485
OGX Austria GmbH (Brazil)†(d)(h)	8.50%		6/1/2018	225	5
Parsley Energy LLC/Parsley Finance Corp.†	6.25%		6/1/2024	185	189,163
Petroleos Mexicanos (Mexico)(d)	3.50%		1/30/2023	1,714	1,652,467
Petroleos Mexicanos (Mexico)(d)	4.625%		9/21/2023	3,045	3,040,052
Petroleos Mexicanos (Mexico)(d)	4.875%		1/18/2024	1,332	1,335,197
Petroleos Mexicanos (Mexico)(d)	5.50%		1/21/2021	884	910,078
Petroleos Mexicanos (Mexico)(d)	6.375%		2/4/2021	3,552	3,701,184
Phillips 66	3.121% (3 Mo. LIBOR + .60%	)#	2/26/2021	362	362,011
Pioneer Natural Resources Co.	7.50%		1/15/2020	101	103,827
Range Resources Corp.	5.00%		3/15/2023	362	340,436
Range Resources Corp.	5.00%		8/15/2022	1,503	1,427,129
Range Resources Corp.	5.75%		6/1/2021	605	605,000
Range Resources Corp.	5.875%		7/1/2022	216	212,760

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	$1,000	$1,058,921
Sable Permian Resources Land LLC/AEPB
Finance Corp.†	13.00%	11/30/2020	549	527,040
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.75%	4/16/2022	359	358,389
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	503	500,282
Seven Generations Energy Ltd. (Canada)†(d)	6.75%	5/1/2023	1,660	1,676,600
Seven Generations Energy Ltd. (Canada)†(d)	6.875%	6/30/2023	1,343	1,359,787
SM Energy Co.	6.125%	11/15/2022	498	484,305
Transocean Sentry Ltd.†	5.375%	5/15/2023	406	402,955
WPX Energy, Inc.	5.25%	9/15/2024	227	224,163
WPX Energy, Inc.	6.00%	1/15/2022	82	83,615
Total				54,684,868

Oil: Crude Producers 1.96%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	709	713,850
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	982	1,009,005
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	3,251	3,413,712
Boardwalk Pipelines LP	5.75%	9/15/2019	125	125,688
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	1,937	1,982,575
Energy Transfer Operating LP	4.25%	3/15/2023	2,099	2,161,354
Energy Transfer Operating LP	4.65%	6/1/2021	400	412,188
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	440	454,561
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	956,625
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	875	892,449
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	618	634,823
NGPL PipeCo LLC†	4.375%	8/15/2022	755	767,042
ONEOK, Inc.	7.50%	9/1/2023	1,313	1,526,311
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	116	120,374
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	6,397	6,896,727
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	219	240,172
Spectra Energy Partners LP	4.60%	6/15/2021	297	306,311
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	510,454
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	744,143
Williams Cos., Inc. (The)	7.875%	9/1/2021	192	212,695
Total				24,081,059

Oil: Integrated Domestic 0.52%
National Oilwell Varco, Inc.	2.60%	12/1/2022	3,531	3,462,015
Oceaneering International, Inc.	4.65%	11/15/2024	355	339,025
Schlumberger Holdings Corp.†	3.75%	5/1/2024	654	673,783

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
SESI LLC	7.125%	12/15/2021	$1,880	$1,410,000
TechnipFMC plc (United Kingdom)(d)	3.45%	10/1/2022	513	521,179
Total				6,406,002

Real Estate Investment Trusts 0.69%
Brandywine Operating Partnership LP	4.10%	10/1/2024	92	95,126
Brixmor Operating Partnership LP	3.25%	9/15/2023	1,080	1,081,387
Brixmor Operating Partnership LP	3.65%	6/15/2024	424	428,537
Brixmor Operating Partnership LP	3.875%	8/15/2022	200	204,550
EPR Properties	5.25%	7/15/2023	172	183,345
EPR Properties	5.75%	8/15/2022	979	1,047,178
Equinix, Inc.	5.375%	1/1/2022	134	137,350
GLP Capital LP/GLP Financing II, Inc.	4.875%	11/1/2020	160	162,782
HCP, Inc.	4.20%	3/1/2024	237	248,015
HCP, Inc.	4.25%	11/15/2023	111	116,835
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	228	228,597
Highwoods Realty LP	3.20%	6/15/2021	155	155,672
SITE Centers Corp.	4.625%	7/15/2022	154	159,823
SL Green Operating Partnership LP	3.25%	10/15/2022	339	339,654
SL Green Realty Corp.	4.50%	12/1/2022	1,530	1,598,604
Vereit Operating Partnership LP	4.125%	6/1/2021	329	336,423
Vereit Operating Partnership LP	4.60%	2/6/2024	1,688	1,775,435
Welltower, Inc.	4.50%	1/15/2024	138	147,191
Total				8,446,504

Retail 0.12%
AutoNation, Inc.	3.50%	11/15/2024	567	556,993
CEC Entertainment, Inc.	8.00%	2/15/2022	519	522,244
Dollar Tree, Inc.	3.70%	5/15/2023	334	340,733
Total				1,419,970

Savings & Loan 0.03%
People’s United Financial, Inc.	3.65%	12/6/2022	370	380,106

Steel 0.05%
Vale Overseas Ltd. (Brazil)(d)	4.375%	1/11/2022	652	668,626

Technology 0.53%
Alibaba Group Holding Ltd. (China)(d)	2.80%	6/6/2023	278	276,879
Baidu, Inc. (China)(d)	3.50%	11/28/2022	650	658,334
Baidu, Inc. (China)(d)	3.875%	9/29/2023	1,948	1,994,415
Baidu, Inc. (China)(d)	4.375%	5/14/2024	1,918	2,001,155

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)
Tencent Holdings Ltd. (China)†(d)	3.28%		4/11/2024	$1,411	$1,417,553
VeriSign, Inc.	4.625%		5/1/2023	109	110,330
Total					6,458,666

Telecommunications 0.62%
AT&T, Inc.	3.777% (3 Mo. LIBOR + 1.18%	)#	6/12/2024	1,206	1,212,411
British Telecommunications plc (United Kingdom)(d)	4.50%		12/4/2023	1,107	1,173,617
CommScope, Inc.†	5.50%		3/1/2024	574	582,593
GTH Finance BV (Netherlands)†(d)	6.25%		4/26/2020	200	203,022
T-Mobile USA, Inc.	6.00%		4/15/2024	1,352	1,406,080
Vodafone Group plc (United Kingdom)(d)	3.75%		1/16/2024	2,937	3,014,547
Total					7,592,270

Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021	178	168,210

Transportation: Miscellaneous 0.14%
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%		5/2/2023	622	640,523
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	819	831,285
XPO Logistics, Inc.†	6.50%		6/15/2022	287	292,166
Total					1,763,974
Total Corporate Bonds (cost $454,720,633)					456,315,532

FLOATING RATE LOANS(i) 3.10%

Aerospace/Defense 0.14%
Gol Luxco SA Term Loan (Luxembourg)(d)	6.50%		8/31/2020	136	138,380	(j)
TransDigm, Inc. 2018 New Tranche F Term Loan	4.939% (1 Mo. LIBOR + 2.50%	)	6/9/2023	1,550	1,525,331
Total					1,663,711

Air Transportation 0.12%
American Airlines Replacement Term Loan B	4.428%		4/28/2023	1,153	1,137,192
American Airlines, Inc. 2017 Incremental Term Loan B	4.44% (1 Mo. LIBOR + 2.00%	)	12/14/2023	288	283,873
Total					1,421,065

Business Services 0.09%
Worldpay, LLC 2018 1st Lien Term Loan B4	4.146% (1 Mo. LIBOR + 1.75%) 4.189%		8/9/2024	789	789,701
Worldpay, LLC 2018 New Term Loan A5	3.896% (1 Mo. LIBOR + 1.50%) 3.939%		1/16/2023	375	375,616
Total					1,165,317

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.24%
CDW LLC Term Loan	4.19% (1 Mo. LIBOR + 1.75%	)	8/17/2023	$369	$369,292
Dell International LLC 2017 Refinancing Term Loan B	4.44% (1 Mo. LIBOR + 2.00%	)	9/7/2023	515	512,926
Dell International LLC Replacement Term Loan A2	4.19% (1 Mo. LIBOR + 1.75%	)	9/7/2021	2,012	2,011,949
Total					2,894,167

Computer Software 0.46%
First Data Corp. 2022D New Dollar Term Loan	4.437% (1 Mo. LIBOR + 2.00%	)	7/8/2022	495	495,062
First Data Corp. 2023 Initial Term Loan A	3.937% (1 Mo. LIBOR + 1.50%	)	10/26/2023	3,415	3,412,816
First Data Corp. 2024 New Dollar Term Loan A	4.437% (1 Mo. LIBOR + 2.00%	)	4/26/2024	1,220	1,219,681
Infor (US), Inc. Tranche B6 Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	2/1/2022	466	464,959
Total					5,592,518

Containers 0.03%
Berry Global, Inc. Term Loan S	4.201% (1 Mo. LIBOR + 1.75%	)	2/8/2020	139	139,169
Berry Global, Inc. Term Loan T	4.201% (1 Mo. LIBOR + 1.75%	)	1/6/2021	175	174,989
Total					314,158

Electric: Power 0.24%
AES Corp. (The) 2018 Other Term Loan	4.272% (3 Mo. LIBOR + 1.75%	)	5/31/2022	862	861,143
Pacific Gas & Electric Company Revolving Credit	4.74% (1 Mo. LIBOR + 2.25%	)	4/27/2020	484	451,531
PG&E Corp. DIP Delayed Draw Term Loan	1.125%		12/31/2020	220	221,100
PG&E Corp. DIP Initial Term Loan	2.25%		12/31/2020	661	664,305
TEX Operations Co. LLC Exit Term Loan B	–	(k)	8/4/2023	717	716,064
Total					2,914,143

Electrical Equipment 0.16%
Analog Devices, Inc. Three Year Term Loan	3.555% (1 Mo. LIBOR + 1.13%	)	9/23/2019	83	83,236	(j)
Marvell Technology Group Ltd Term Loan A	3.845% (1 Mo. LIBOR + 1.38%	)	6/4/2021	1,888	1,884,904	(j)
Total					1,968,140

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.01%
GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.93% (1 Mo. LIBOR + 1.50%	)	4/28/2021	$136	$134,868	(j)

Financial Services 0.15%
Delos Finance 2018 S.a.r.l. New Term Loan (Luxembourg)(d)	4.351% (3 Mo. LIBOR + 1.75%	)	10/6/2023	756	755,125
Flying Fortress Holdings, LLC 2018 New Term Loan	4.351% (3 Mo. LIBOR + 1.75%	)	10/30/2022	1,130	1,130,281
Total					1,885,406

Food/Tobacco 0.03%
CEC Entertainment, Inc. Term Loan B	5.689% (1 Mo. LIBOR + 3.25%	)	2/14/2021	367	365,372

Health Care Services 0.07%
DaVita, Inc. Term Loan B	5.189% (1 Mo. LIBOR + 2.75%	)	6/24/2021	370	370,721
Jaguar Holding Co.II, LLC 2018 Term Loan	–	(k)	8/18/2022	501	496,263
Total					866,984

Investment Management Companies 0.05%
RPI Finance Trust Term Loan A4	3.939% (1 Mo. LIBOR + 1.50%	)	5/4/2022	567	567,357	(j)

Machinery: Industrial/Specialty 0.17%
Colfax Corporation Term Loan A2	4.189% (1 Mo. LIBOR + 1.75%	)	12/17/2020	1,857	1,856,949	(j)
Flowserve Corp. 2012 Term Loan	4.101% (3 Mo. LIBOR + 1.50%	)	10/14/2020	225	225,844	(j)
Total					2,082,793

Manufacturing 0.01%
Tyco International Holding S.a.r.l. Term Loan (Luxembourg)(d)	4.158% (6 Mo. LIBOR + 1.25%	)	3/2/2020	173	172,577

Media 0.26%
Charter Communications Operating, LLC Term Loan A2	3.94% (1 Mo. LIBOR + 1.50%	)	3/31/2023	2,488	2,478,020
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.69% (1 Mo. LIBOR + 2.25%	)	9/30/2025	670	667,672
Total					3,145,692

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.00%
Doncasters US Finance LLC 2nd Lien Term Loan	10.851% (3 Mo. LIBOR + 8.25%	)	10/9/2020	$141	$40,662

Miscellaneous 0.15%
HCA, Inc. Term Loan B11	4.189% (1 Mo. LIBOR + 1.75%	)	3/17/2023	1,463	1,464,305
Utex Industries, Inc. 1st Lien Initial Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	5/22/2021	260	251,157	(j)
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.689% (1 Mo. LIBOR + 7.25%	)	5/22/2022	111	104,132	(j)
Total					1,819,594

Oil 0.02%
Petroleos Mexicanos Term Loan (Mexico)(d)	3.29% (1 Mo. LIBOR + .85%	)	2/14/2020	305	303,475	(j)

Real Estate Investment Trusts 0.22%
Hudson Pacific Properties, L.P. 7-Year Term Loan	3.686% (1 Mo. LIBOR + 1.20%	)	4/1/2022	652	648,825	(j)
Invitation Homes Operating Partnership LP Initial Term Loan	4.137% (1 Mo. LIBOR + 1.70%	)	2/6/2022	2,149	2,106,020	(j)
Total					2,754,845

Retail 0.21%
Comfort Holding LLC 1st Lien Initial Term Loan	7.189% (1 Mo. LIBOR + 4.75%	)	2/5/2024	362	361,519
Panera Bread Co. Term Loan	4.25% (1 Mo. LIBOR + 1.75%	)	7/18/2022	1,725	1,691,148
Smart & Final Stores 1st Lien Term Loan	–	(k)	11/15/2022	583	582,726
Total					2,635,393

Technology 0.05%
Uber Technologies 2018 Incremental Term Loan B1	5.93% (3 Mo. LIBOR + 3.50%	)	7/13/2023	569	568,070

Telecommunications 0.20%
CenturyLink, Inc. Initial Term Loan A	5.189% (1 Mo. LIBOR + 2.75%	)	11/1/2022	2,493	2,491,313

Wholesale 0.02%
Core & Main LP 2017 Term Loan B	–	(k)	8/1/2024	301	300,874
Total Floating Rate Loans (cost $38,221,862)					38,068,494

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.55%

Argentina 0.22%
Republic of Argentina(b)	3.375%		1/15/2023	EUR	625	$505,614
Republic of Argentina(d)	4.625%		1/11/2023		$2,252	1,666,503
Republic of Argentina(d)	6.875%		4/22/2021		581	482,520
Total						2,654,637

Bermuda 0.09%
Government of Bermuda†	4.138%		1/3/2023		600	621,750
Government of Bermuda†	4.854%		2/6/2024		447	479,966
Total						1,101,716
Indonesia 0.09%
Perusahaan Penerbit SBSN†(d)	3.40%		3/29/2022		745	748,688
Perusahaan Penerbit SBSN†(d)	3.75%		3/1/2023		405	410,265
Total						1,158,953

Romania 0.08%
Republic of Romania†(d)	6.75%		2/7/2022		948	1,035,794

South Korea 0.02%
Korea Expressway Corp. (South Korea)†(d)	3.625%		10/22/2021		243	249,304

Sri Lanka 0.05%
Republic of Sri Lanka†(d)	5.75%		4/18/2023		620	605,072
Total Foreign Government Obligations (cost $7,439,693)						6,805,476

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.04%
Federal Home Loan Mortgage Corp. 2014-K503 B†	2.983%	#(l)	10/25/2047		47	46,900
Federal Home Loan Mortgage Corp. K061 X1 IO	0.178%	#(l)	11/25/2026		15,377	202,112
Federal Home Loan Mortgage Corp. Q001 XA IO	2.251%	#(l)	2/25/2032		1,390	192,651
Government National Mortgage Assoc. 2013-162 A	2.75%	#(l)	9/16/2046		87	85,719
Government National Mortgage Assoc. 2013-171 IO	0.889%	#(l)	6/16/2054		5,592	231,977
Government National Mortgage Assoc. 2013-193 IO	0.905%	#(l)	1/16/2055		2,280	94,475
Government National Mortgage Assoc. 2014-112 A	3.00%	#(l)	1/16/2048		270	269,448
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047		443	441,292
Government National Mortgage Assoc. 2014-15 IO	0.777%	#(l)	8/16/2054		5,162	202,593
Government National Mortgage Assoc. 2014-64 IO	1.084%	#(l)	12/16/2054		26,837	1,351,008
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049		22	21,270
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047		121	120,393
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055		208	210,664
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(l)	5/16/2054		296	295,126

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(l)	8/16/2055	$152	$153,246
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,028	1,026,398
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,356	3,314,236
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,269	1,255,765
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	1,594	1,592,851
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	1,976	1,971,431
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	1,875	1,874,566
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	973	962,847
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,646	1,631,132
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,082	1,074,441
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	670	659,385
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	672	664,557
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,340	1,325,248
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,052	1,042,662
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,442	1,434,227
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,333	1,331,805
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $26,413,286)					25,080,425

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.48%
Federal Home Loan Mortgage Corp.	3.13% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	1,017	1,036,454
Federal Home Loan Mortgage Corp.	4.591% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	165	173,265
Federal Home Loan Mortgage Corp.	4.604% (12 Mo. LIBOR + 1.72%	)#	4/1/2037	62	65,355
Federal Home Loan Mortgage Corp.	4.635% (12 Mo. LIBOR + 1.79%	)#	10/1/2038	41	42,773
Federal Home Loan Mortgage Corp.	4.704% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	55	58,030
Federal Home Loan Mortgage Corp.	4.754% (12 Mo. LIBOR + 1.65%	)#	2/1/2038	176	184,946
Federal Home Loan Mortgage Corp.	4.788% (12 Mo. LIBOR + 1.94%	)#	9/1/2036	166	174,727
Federal Home Loan Mortgage Corp.	4.825% (12 Mo. LIBOR + 1.97%	)#	2/1/2037	144	151,855
Federal National Mortgage Assoc.	2.673% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	283	286,900
Federal National Mortgage Assoc.	2.725% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	902	914,580
Federal National Mortgage Assoc.	2.825% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	355	360,733

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	4.138% (12 Mo. LIBOR + 1.26%	)#	6/1/2038	$188	$193,786
Federal National Mortgage Assoc.	4.321% (12 Mo. LIBOR + 1.51%	)#	10/1/2035	183	190,177
Federal National Mortgage Assoc.	4.427% (12 Mo. LIBOR + 1.53%	)#	3/1/2039	96	100,501
Federal National Mortgage Assoc.	4.472% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	13	13,466
Federal National Mortgage Assoc.	4.52% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	117	122,624
Federal National Mortgage Assoc.	4.544% (12 Mo. LIBOR + 1.69%	)#	8/1/2038	35	36,461
Federal National Mortgage Assoc.	4.577% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	50	52,363
Federal National Mortgage Assoc.	4.642% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	1,120	1,171,293
Federal National Mortgage Assoc.	4.647% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	38	39,545
Federal National Mortgage Assoc.	4.662% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	87	91,010
Federal National Mortgage Assoc.	4.692% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	176	184,602
Federal National Mortgage Assoc.	4.71% (1 Yr Treasury Constant Maturity Rate + 2.19%	)#	1/1/2038	126	132,774
Federal National Mortgage Assoc.	4.823% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	86	90,971
Federal National Mortgage Assoc.	4.881% (12 Mo. LIBOR + 1.90%	)#	12/1/2038	59	62,461
Total Government Sponsored Enterprises Pass-Throughs (cost $5,976,891)					5,931,652

MUNICIPAL BONDS 0.07%

Miscellaneous
IL State GO	6.20%		7/1/2021	300	309,582
Illinois	4.95%		6/1/2023	524	542,125
Total Municipal Bonds (cost $845,301)					851,707

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.66%
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(l)	9/25/2042	61	60,582
A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	495	494,897
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	314	317,320
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	313,350

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
AREIT Trust 2018-CRE2 A†	3.418% (1 Mo. LIBOR + .98%	)#	11/14/2035	$1,425	$1,426,396
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.94% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	842	841,401
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.39% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,258	1,253,225
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.87% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	907	907,855
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.09% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	288	288,191
Aventura Mall Trust 2013-AVM D†	3.743%	#(l)	12/5/2032	500	507,273
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	1,500	1,547,733
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.29% (1 Mo. LIBOR + .85%	)#	1/15/2033	875	870,410
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,567,385
BB-UBS Trust 2012-TFT B†	3.468%	#(l)	6/5/2030	2,149	2,120,596
BB-UBS Trust 2012-TFT C†	3.468%	#(l)	6/5/2030	3,000	2,951,989
BBCMS Mortgage Trust 2018-TALL A†	3.162% (1 Mo. LIBOR + .72%	)#	3/15/2037	5,850	5,823,699
BBCMS Mortgage Trust 2018-TALL E†	4.877% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	2,468	2,469,280
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	261,859
BBCMS Trust 2015-STP XB IO†	0.205%	#(l)	9/10/2028	88,000	212,080
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	371	370,375
BBCMS Trust 2015-VFM X IO†	0.428%	#(l)	3/12/2036	95,737	1,757,728
BBCMS Trust 2018-BXH A†	3.44% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	1,788	1,782,494
BDS 2018-FL1 A†	3.282% (1 Mo. LIBOR + .85%	)#	1/15/2035	1,983	1,984,252
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	117	117,428
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(l)	3/10/2033	47,800	1,059,559
BX Commercial Mortgage Trust 2018-BIOA A†	3.111% (1 Mo. LIBOR + .67%	)#	3/15/2037	4,024	4,013,534
BX Trust 2017-APPL A†	3.32% (1 Mo. LIBOR + .88%	)#	7/15/2034	939	937,910
BX Trust 2017-APPL D†	4.49% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	638	638,532
BX Trust 2017-APPL E†	5.59% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	928	933,463
BX Trust 2017-SLCT A†	3.36% (1 Mo. LIBOR + .92%	)#	7/15/2034	379	378,808
BX Trust 2017-SLCT B†	3.64% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	878	878,455
BX Trust 2017-SLCT D†	4.49% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	1,357	1,359,139
BX Trust 2017-SLCT E†	5.59% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	1,190	1,198,195
BX Trust 2018-BILT A†	3.24% (1 Mo. LIBOR + .80% Floor .80%	)#	5/15/2030	857	854,257

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2018-BILT D†	4.21% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2030	$357	$357,521
BX Trust 2018-GW A†	3.24% (1 Mo. LIBOR + .80%	)#	5/15/2035	667	664,236
BX Trust 2018-GW D†	4.21% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	487	487,408
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	2,300	2,373,582
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,445	3,563,926
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(l)	10/15/2034	4,188	4,357,424
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(l)	10/15/2034	3,890	3,997,725
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823%	#(l)	10/15/2034	13,222	342,278
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(l)	10/15/2034	8,470	111,963
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.748%	#(l)	12/15/2047	204	215,432
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.722%	#(l)	5/10/2058	1,012	92,855
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.177%	#(l)	11/10/2049	2,801	191,507
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.746%	#(l)	12/10/2054	3,692	171,958
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,661,729
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	1,488	1,493,389
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	367,991
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,039,120
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	85	84,599
CHT Mortgage Trust 2017-CSMO B†	3.84% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	500	500,250
CHT Mortgage Trust 2017-CSMO D†	4.69% (1 Mo. LIBOR + 2.25%	)#	11/15/2036	300	300,771
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518%	#(l)	5/10/2035	4,150	4,211,006
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371%	#(l)	9/10/2046	2,000	2,144,974
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	308	323,457
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.221%	#(l)	7/10/2047	3,452	39,591
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.389%	#(l)	6/10/2048	5,929	118,568
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.617%	#(l)	7/25/2036	165	163,411
CityLine Commercial Mortgage Trust 2016-CLNE A†	2.778%	#(l)	11/10/2031	1,525	1,548,074
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.992%	#(l)	7/10/2046	100	103,433

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	$617	$626,148
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.763%	#(l)	10/15/2045	4,824	213,619
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	558	552,150
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,089,495
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	1,413	1,446,450
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.23%	#(l)	3/10/2046	6,513	235,327
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.446%	#(l)	6/10/2046	14,374	199,397
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.232%	#(l)	7/10/2045	1,138	1,214,532
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	100,434
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	428	423,629
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	1,017,577
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	1,457	1,539,915
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	695	725,985
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.129%	#(l)	8/10/2047	3,128	124,866
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.859% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	45	44,821
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	1,997	2,097,686
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	410	435,809
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#(l)	5/10/2048	1,300	1,301,352
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	226,768
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#(l)	8/10/2029	3,000	2,974,922
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	1,360,194

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust 2006-GG7 AM	5.659%	#(l)	7/10/2038	$607	$610,885
Commercial Mortgage Trust 2016-CD1 XA IO	1.419%	#(l)	8/10/2049	952	73,293
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	239	240,699
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,758,355
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(l)	9/15/2037	40,000	1,163,396
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,086,644
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.11%	#(l)	12/15/2049	20,135	320,076
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.39% (1 Mo. LIBOR + .95%	)#	2/15/2031	831	828,215
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.79% (1 Mo. LIBOR + 1.35%	)#	2/15/2031	349	348,570
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.94% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	353	351,784
Credit Suisse Mortgage Capital Certificates 2017-HD E†	6.09% (1 Mo. LIBOR + 3.65%	)#	2/15/2031	513	511,547
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	3,465	3,478,243
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	350,464
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	249,895
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(l)	4/5/2033	275	273,842
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,334,965
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(l)	7/10/2034	200	202,965
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.197%	#(l)	7/10/2034	2,388	2,402,280
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197%	#(l)	7/10/2034	150	149,414
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.39% (1 Mo. LIBOR + .95%	)#	12/15/2030	502	500,491
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	4.04% (1 Mo. LIBOR + 1.60%	)#	12/15/2030	400	399,301
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(l)	6/15/2057	82,732	243,232

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.026%	#(l)	11/15/2049	$4,669	$259,105
DBGS Mortgage Trust 2018-BIOD A†	3.243% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,561	1,561,017
DBJPM Mortgage Trust 2016-C3 XA IO	1.494%	#(l)	9/10/2049	9,782	844,744
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	154	155,110
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(l)	7/10/2044	175	182,554
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	400	399,854
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(l)	6/10/2034	800	12,710
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(l)	12/10/2036	61,529	225,196
DBWF Mortgage Trust 2018-AMXP A†	3.747%	#(l)	5/5/2035	6,000	6,231,333
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(l)	5/5/2035	1,500	1,562,228
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(l)	5/5/2035	1,000	1,029,835
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.565%	#(l)	11/25/2047	3,624	3,699,230
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#(l)	12/15/2034	1,450	1,445,847
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(l)	12/15/2034	4,728	4,707,033
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.382%	#(l)	12/15/2034	390	387,302
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	2,000	2,029,934
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,311,758
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	3,603	3,600,982
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#(l)	12/10/2027	700	699,095
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	1,300	1,337,824
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,785	1,837,536
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13%	#(l)	4/10/2034	115	118,168
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	758	757,695
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,612,309
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,199,421
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	594	593,698
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067%	#(l)	2/10/2029	252	255,024
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,164,153
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,054,709
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.29% (1 Mo. LIBOR + .85%	)#	7/15/2032	888	887,919
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.54% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	313	307,884
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.79% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	225	220,283
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.39% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	531	519,834

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.382% (1 Mo. LIBOR + .95%	)#	11/15/2035	$2,614		$2,612,489
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.39% (1 Mo. LIBOR + .95%	)#	7/15/2035	1,687		1,690,118
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	45		44,918
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259		269,902
GS Mortgage Securities Trust 2012-GCJ9 XA	1.954%	#(l)	11/10/2045	1,431		79,910
GS Mortgage Securities Trust 2013 GC12 B	3.777%	#(l)	6/10/2046	1,000		1,023,872
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(l)	4/10/2031	2,584		2,638,101
GS Mortgage Securities Trust 2013-GC12 XA IO	1.425%	#(l)	6/10/2046	19,191		886,286
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	2,875		3,065,536
GS Mortgage Securities Trust 2015-GS1 XA IO	0.797%	#(l)	11/10/2048	1,069		45,920
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	317		314,935	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	553		558,426	(a)
Hilton Orlando Trust 2018-ORL A†	3.21% (1 Mo. LIBOR + .77%	)#	12/15/2034	1,462		1,458,068
Hilton Orlando Trust 2018-ORL D†	4.14% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	664		664,540
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974		983,905
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629		634,389
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469		469,167
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618		624,184
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366		2,401,813
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200		1,202,728
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(l)	8/5/2034	559		527,800
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	5.267% (1 Mo. LIBOR + 2.55%	)#	8/5/2034	1,961		1,961,391
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,058		1,053,080
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(l)	5/15/2048	732		754,378
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	1,309		1,372,255
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.485%	#(l)	7/5/2031	129,394		2,635,199
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.154%	#(l)	7/5/2031	50,413		407,075
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	1,805		1,922,282
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	–	(c)	159

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(l)	5/15/2045	$253	$263,534
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	976	987,457
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	6,015	6,180,622
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342%	#(l)	5/5/2030	1,254	1,294,278
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.997%	#(l)	12/15/2047	8,654	262,895
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.504%	#(l)	7/15/2045	4,979	80,759
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133%	#(l)	8/15/2046	2,000	2,123,664
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.265%	#(l)	4/15/2046	1,361	56,535
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	3,000	3,195,251
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	21	20,849
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.799%	#(l)	4/15/2047	1,862	44,135
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.303%	#(l)	4/15/2047	1,000	15,844
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.964%	#(l)	11/15/2047	2,966	96,684
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	4,993,743
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(l)	6/10/2027	2,906	87
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(l)	6/10/2027	1,292	13
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.797%	#(l)	5/15/2048	2,591	70,830
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621%	#(l)	9/5/2032	2,025	2,030,709
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.746%	#(l)	12/15/2049	4,034	142,048
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	357	360,138
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(l)	10/5/2031	731	741,412

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(l)	10/5/2031	$138	$138,591
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(l)	10/5/2031	2,367	53,636
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(l)	10/5/2031	1,432	18,387
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.08%	#(l)	9/15/2050	8,362	535,931
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,482	1,504,749
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	617,578
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(l)	6/5/2032	452	458,650
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527%	#(l)	6/5/2032	32,692	502,208
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.377%	#(l)	7/5/2033	95,152	1,570,008
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.44% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	825	824,470
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.74% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	1,225	1,225,736
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.04% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	986	990,191
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.44% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	156	157,452
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.64% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	1,658	1,660,827
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.34% (1 Mo. LIBOR + 1.90% Floor 1.90%	)#	4/15/2031	449	449,832
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.74% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	332	332,935
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.56% (1 Mo. LIBOR + 3.12% Floor 3.12%	)#	4/15/2031	174	174,515
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.417% (1 Mo. LIBOR + .95%	)#	7/5/2033	931	929,738
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	839	892,174
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.117% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	323	322,704

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.717% (1 Mo. LIBOR + 2.25%	)#	7/5/2033	$323	$322,733
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	1,281	1,360,062
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#(l)	11/14/2027	410	408,823
LMREC, Inc. 2015-CRE1 AR†	3.417% (1 Mo. LIBOR + .98%	)#	2/22/2032	1,325	1,321,086
LMREC, Inc. 2015-CRE1 BR†	4.678% (1 Mo. LIBOR + 2.25%	)#	2/22/2032	381	381,453
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(l)	4/20/2048	242	241,630
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.882%	#(l)	3/10/2049	1,482	93,943
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.603%	#(l)	3/10/2049	19,753	777,676
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	394	393,291
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	801,850
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,223,554
Madison Avenue Trust 2013-650M B†	4.034%	#(l)	10/12/2032	1,423	1,443,640
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,101,533
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.157%	#(l)	8/15/2046	1,736	1,849,418
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	500	507,328
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.561%	#(l)	12/15/2048	1,000	1,014,235
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.675%	#(l)	7/15/2050	7,102	184,095
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.427%	#(l)	11/15/2049	4,852	370,867
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	497,729
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	–	#(l)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.08%	#(l)	3/15/2045	13,140	596,785
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	589	583,438
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	200	204,360
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(l)	7/13/2029	60,000	141,600
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	102,065
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.633%	#(l)	8/15/2049	4,434	360,234
Motel 6 Trust 2017-MTL6 F†	6.69% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	1,081	1,092,388
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	426	421,493

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust 2016-SNR A†	3.348%	#(l)	11/15/2034	$888	$882,819
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	512	511,599
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	329	332,247
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(l)	11/15/2032	1,890	1,966,564
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	2,749	2,722,058
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	357	359,457	(a)
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	2,493	2,494,303
RAIT Trust 2017-FL7 A†	3.39% (1 Mo. LIBOR + .95%	)#	6/15/2037	253	251,508
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834%	#(l)	1/15/2032	592	617,799
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	1,815	1,823,990
RETL 2019-RVP C†	4.54% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	550	552,047
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.44% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	689	690,877
SLIDE 2018-FUN A†	3.34% (1 Mo. LIBOR + .90%	)#	6/15/2031	1,487	1,487,623
SLIDE 2018-FUN B†	3.69% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	329	329,184
SLIDE 2018-FUN C†	3.99% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	267	267,374
SLIDE 2018-FUN D†	4.29% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	432	433,846
SLIDE 2018-FUN XCP IO†	0.976%	#(l)	12/15/2020	35,367	513,935	(a)
Stonemont Portfolio Trust 2017-MONT F†	6.041% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	1,778	1,785,264
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	60	61,827
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,278,395
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	644,721
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	973	992,912
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,222,475
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,000	1,014,344
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	2,300	2,366,355
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,286,746
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(l)	3/10/2046	635	649,595
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.959%	#(l)	3/10/2046	10,352	301,978

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.126%	#(l)	4/10/2046	$17,469	$625,235
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	9,000	9,158,532
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	79	78,820
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.94% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	168	168,149
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.79% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	550	551,048
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.597%	#(l)	11/15/2043	520	534,803
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218%	#(l)	7/15/2046	2,498	2,655,372
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	1,170	1,216,517
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.682%	#(l)	6/15/2048	3,802	121,838
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#(l)	6/15/2048	58,000	159,268
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.775%	#(l)	8/15/2049	1,729	173,654
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012%	#(l)	10/15/2049	7,057	462,421
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	715,251
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	878	946,112
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620	1,653,720
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	697,305
West Town Mall Trust 2017-KNOX C†	4.346%	#(l)	7/5/2030	500	509,943
West Town Mall Trust 2017-KNOX D†	4.346%	#(l)	7/5/2030	625	631,933
West Town Mall Trust 2017-KNOX X IO†	0.376%	#(l)	7/5/2030	34,983	377,043
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(l)	2/15/2044	142	146,643
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275	278,991
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	811,117
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.75%	#(l)	6/15/2045	300	312,533
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.366%	#(l)	6/15/2045	10,575	334,299
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	176	178,526
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,190,067
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.198%	#(l)	5/15/2045	10,011	393,796

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.977%	#(l)	5/15/2047	$5,714	$218,380
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.575%	#(l)	5/15/2047	1,368	38,705
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.601%	#(l)	8/15/2047	15,000	485,085
Total Non-Agency Commercial Mortgage-Backed Securities (cost $300,851,394)					302,659,547

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Energy: Exploration & Production
Templar Energy LLC (cost $140,791)	Zero Coupon			15	–	(a)

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATION 1.04%
U.S. Treasury Note (cost $12,675,293)	2.50%		1/31/2021	$12,670	12,771,459
Total Long-Term Investments (cost $1,163,552,922)					1,166,649,364

SHORT-TERM INVESTMENTS 4.23%

COMMERCIAL PAPER 2.14%

Auto Parts: Original Equipment 0.06%
Autoliv ASP, Inc.	2.761%		6/3/2019	763	763,000

Automotive 0.60%
Ford Motor Credit Co.	4.39%		11/25/2019	1,230	1,210,283
Ford Motor Credit Co.	3.91%		12/4/2019	4,767	4,686,549
General Motors Financial Co., Inc.	2.779%		6/3/2019	1,421	1,421,000
Total					7,317,832

Financial Services 0.06%
Syngenta Wilmington, Inc.	3.152%		6/20/2019	678	677,007

Food 0.04%
Campbell Soup Co.	2.773%		6/20/2019	500	499,355

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.08%
Aviation Capital Group Corp.	2.743%	6/12/2019	$1,000	$999,325

Leisure 0.02%
Royal Caribbean Cruises Ltd.	2.789%	6/3/2019	250	250,000

Machinery: Agricultural 0.15%
Bunge Asset Funding Corp.	2.687%	6/3/2019	1,857	1,857,000

Metals & Minerals: Miscellaneous 0.14%
Glencore Funding LLC	2.896%	6/17/2019	1,750	1,748,060

Natural Gas 0.17%
Sempra Energy	2.67%	6/18/2019	1,117	1,115,776
Sempra Energy	2.68%	6/10/2019	1,000	999,487
Total				2,115,263

Oil: Crude Producers 0.82%
Enable Midstream Partners LP	3.531%	6/11/2019	705	704,460
Energy Transfer Partners	3.042%	6/3/2019	5,971	5,971,000
Energy Transfer Partners	3.076%	6/3/2019	1,900	1,900,000
Williams Cos., Inc. (The)	2.718%	6/3/2019	1,415	1,415,000
Total				9,990,460
Total Commercial Paper (cost $26,196,780)				26,217,302

CORPORATE BONDS 0.13%

Drugs 0.05%
Shire Acquisitions Investments Ireland DAC (Ireland)(d)	1.90%	9/23/2019	598	596,276

Oil 0.05%
Rowan Cos., Inc.	7.875%	8/1/2019	555	557,081

Telecommunications 0.03%
Hughes Satellite Systems Corp.	6.50%	6/15/2019	416	416,011
Total Corporate Bonds (cost $1,568,492)				1,569,368

FOREIGN GOVERNMENT OBLIGATION 0.01%

Netherlands
Republic of Angola Via Northern Lights III BV (Netherlands)(d) (cost $61,436)	7.00%	8/17/2019	61	61,578

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.95%
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $23,852,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $24,377,073; proceeds: $23,897,763 (cost $23,894,876)	$23,895	$23,894,876
Total Short-Term Investments (cost $51,721,584)		51,743,124
Total Investments in Securities 99.26% (cost $1,215,274,506)		1,218,392,488
Less Unfunded Commitment (0.02%) (cost $220,000)		(221,100)
Net Investments 99.24% (cost $1,215,054,506)		1,218,171,388
Cash, Foreign Cash and Other Assets in Excess of Liabilities(m) 0.76%		9,307,990
Net Assets 100.00%		$1,227,479,378

BRL	Brazilian real.
CAD	Canadian dollar. EUR euro.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Amount is less than $1,000.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2019.
(j)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Centrally Cleared Interest Rate Swap Contracts at May 31, 2019:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.3497%	4/1/2021	$100,874,480	$101,475,912	$601,432

*  Central clearinghouse: Chicago Mercantile Exchange (CME)

Central Clearingparty *	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	2.4045%	3-Month USD LIBOR Index	4/1/2029	$22,000,000	$21,368,494	$(631,506)

*  Central clearinghouse: Chicago Mercantile Exchange (CME)

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Toronto Dominion Bank	6/19/2019	1,407,000	$1,058,476	$1,041,414	$17,062
euro	Sell	J.P. Morgan	6/20/2019	527,000	602,628	589,531	13,097
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$30,159

Open Future Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2019	2,606	Long	$557,546,325	$559,434,909	$1,888,584
U.S. 10-Year Treasury Note	September 2019	662	Long	83,216,624	83,908,500	691,876
U.S. Long Bond	September 2019	118	Long	17,987,834	18,138,813	150,979
Total Unrealized Appreciation on Open Futures Contracts						$2,731,439

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2019	842	Short	$(98,308,577)	$(98,823,172)	$(514,595)

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	$10,000,000	$10,184,645	$184,645
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	35,508,662	508,662
Credit Suisse	1.9775%	CPI Urban Consumer NSA	12/14/2019	30,000,000	30,093,580	93,580
Credit Suisse	CPI Urban Consumer NSA	1.817%	1/4/2026	25,000,000	25,040,088	40,088
Credit Suisse	CPI Urban Consumer NSA	1.8425%	1/4/2026	10,000,000	10,033,764	33,764
Credit Suisse	CPI Urban Consumer NSA	1.847%	1/3/2026	25,000,000	25,094,966	94,966
Credit Suisse	CPI Urban Consumer NSA	1.8475%	1/7/2026	10,000,000	10,034,698	34,698
Credit Suisse	CPI Urban Consumer NSA	1.8755%	12/28/2025	15,000,000	15,084,796	84,796
Credit Suisse	CPI Urban Consumer NSA	1.8913%	12/27/2025	15,000,000	15,100,418	100,418
Credit Suisse	CPI Urban Consumer NSA	1.8975%	4/3/2021	20,000,000	20,032,925	32,925
Credit Suisse	CPI Urban Consumer NSA	1.8975%	12/27/2025	15,000,000	15,106,964	106,964
Credit Suisse	CPI Urban Consumer NSA	1.918%	12/19/2024	20,000,000	20,171,951	171,951
Credit Suisse	CPI Urban Consumer NSA	1.924%	4/10/2022	10,000,000	10,043,622	43,622
Credit Suisse	CPI Urban Consumer NSA	1.933%	4/1/2026	10,000,000	10,040,511	40,511
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	10,032,935	32,935
Credit Suisse	CPI Urban Consumer NSA	1.936%	12/19/2024	20,000,000	20,193,555	193,555
Credit Suisse	CPI Urban Consumer NSA	1.950%	2/13/2026	10,000,000	10,078,116	78,116
Credit Suisse	CPI Urban Consumer NSA	1.9525%	12/21/2025	15,000,000	15,159,245	159,245
Credit Suisse	CPI Urban Consumer NSA	1.954%	2/1/2026	10,000,000	10,091,084	91,084
Credit Suisse	CPI Urban Consumer NSA	1.9725%	12/14/2024	15,000,000	15,173,586	173,586
Credit Suisse	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	20,260,176	260,176
Credit Suisse	CPI Urban Consumer NSA	2.020%	1/10/2029	20,000,000	20,216,007	216,007
Credit Suisse	CPI Urban Consumer NSA	2.026%	11/20/2020	30,000,000	30,228,546	228,546
Credit Suisse	CPI Urban Consumer NSA	2.028%	1/15/2029	5,000,000	5,056,043	56,043
Credit Suisse	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	30,410,657	410,657

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.033%	1/11/2029	$20,000,000	$20,240,363	$240,363
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	10,092,360	92,360
Credit Suisse	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	30,481,599	481,599
Credit Suisse	CPI Urban Consumer NSA	2.055%	11/6/2020	40,000,000	40,328,464	328,464
Credit Suisse	CPI Urban Consumer NSA	2.065%	11/8/2020	40,000,000	40,334,701	334,701
Credit Suisse	CPI Urban Consumer NSA	2.090%	11/2/2020	30,000,000	30,267,367	267,367
Credit Suisse	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	15,274,319	274,319
Credit Suisse	CPI Urban Consumer NSA	2.210%	10/17/2020	30,000,000	30,343,859	343,859
Credit Suisse	CPI Urban Consumer NSA	2.250%	3/21/2024	10,000,000	10,273,711	273,711
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	51,507,381	1,507,381
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	15,000,000	15,560,483	560,483
Unrealized Appreciation on CPI Centrally Cleared Swaps						$8,176,147

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	1.570%	CPI Urban Consumer NSA	1/10/2021	$100,000,000	$99,999,726	$(274)
Credit Suisse	1.615%	CPI Urban Consumer NSA	1/11/2021	140,000,000	139,890,526	(109,474)
Credit Suisse	1.700%	CPI Urban Consumer NSA	2/4/2021	40,000,000	39,964,308	(35,692)
Credit Suisse	1.844%	CPI Urban Consumer NSA	3/4/2021	30,000,000	29,943,499	(56,501)
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	30,000,000	29,874,534	(125,466)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	415,000,000	14,828,081	(171,919)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,910,551	(89,449)
Credit Suisse	2.065%	CPI Urban Consumer NSA	1/9/2039	5,000,000	4,957,538	(42,462)
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	19,868,396	(131,604)
Credit Suisse	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	4,938,023	(61,977)
Credit Suisse	2.110%	CPI Urban Consumer NSA	2/19/2031	5,000,000	4,935,319	(64,681)

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.119%	CPI Urban Consumer NSA	2/11/2031	$15,000,000	$14,778,915	$(221,085)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,583,341	(416,659)
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	58,927,112	(1,072,888)
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	4,912,529	(87,471)
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	9,770,227	(229,773)
Credit Suisse	2.158%	CPI Urban Consumer NSA	3/25/2029	5,000,000	4,905,695	(94,305)
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	9,713,404	(286,596)
Credit Suisse	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	9,644,301	(355,699)
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	9,614,054	(385,946)
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	9,588,852	(411,148)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	7,515,287	(484,713)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	9,393,045	(606,955)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,516,567	(483,433)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,737,863	(262,137)
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	9,542,286	(457,714)
Credit Suisse	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	9,545,149	(454,851)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,754,704	(245,296)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	9,536,964	(463,036)
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	9,544,218	(455,782)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,734,335	(265,665)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,463,105	(536,895)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	9,525,499	(474,501)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	4,737,951	(262,049)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,737,781	(262,219)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,721,056	(278,944)
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	9,321,780	(678,220)

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	$5,000,000	$4,654,193	$(345,807)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	23,734,331	(1,265,669)
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	9,506,032	(493,968)
Credit Suisse	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	14,267,331	(732,669)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	9,510,784	(489,216)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	14,259,026	(740,974)
Credit Suisse	2.383%	CPI Urban Consumer NSA	6/13/2028	40,000,000	38,045,850	(1,954,150)
Credit Suisse	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	9,511,124	(488,876)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	23,740,082	(1,259,918)
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	42,768,053	(2,231,947)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	9,489,575	(510,425)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,485,579	(514,421)
Credit Suisse	2.3938%	CPI Urban Consumer NSA	9/26/2028	10,000,000	9,498,370	(501,630)
Credit Suisse	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	9,501,247	(498,753)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,454,373	(545,627)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,739,907	(260,093)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,196,146	(803,854)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,481,673	(1,518,327)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,035,968	(964,032)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,666,289	(333,711)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,608,243	(391,757)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,801,901	(198,099)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	29,603,742	(396,258)
Credit Suisse	CPI Urban Consumer NSA	2.030%	10/25/2019	10,000,000	9,914,284	(85,716)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(28,649,376)

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$15,380,394	$380,394
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	40,710,280	710,280
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,343,040	343,040
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	35,579,522	579,522
Bank of America	1.9625%	CPI Urban Consumer NSA	12/13/2019	30,000,000	30,105,311	105,311
Bank of America	2.0375%	CPI Urban Consumer NSA	1/10/2020	20,000,000	20,021,105	21,105
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	25,009,032	9,032
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	10,043,524	43,524
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	10,113,777	113,777
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	15,141,077	141,077
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,410,778	410,778
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	430,483,912	483,912
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	25,432,949	432,949
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,064,362	64,362
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,126,459	126,459
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,182,733	182,733
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,519,041	519,041
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,643,127	643,127
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,034,953	34,953
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,101,991	101,991
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,136,730	136,730
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,279,807	279,807
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,218,156	218,156
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,102,150	102,150
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	10,077,260	77,260

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	$15,000,000	$15,627,710	$627,710
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	32,222,957	2,222,957
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,326,806	326,806
Unrealized Appreciation on CPI OTC Swaps						$9,438,943

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	$10,000,000	$9,760,638	$(239,362)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,795,226	(204,774)
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	4,931,322	(68,678)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	19,611,977	(388,023)
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	9,822,708	(177,292)
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	9,822,112	(177,888)
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	4,876,452	(123,548)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,292,144	(707,856)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,779,065	(220,935)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,777,534	(222,466)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	28,574,809	(1,425,191)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,736,840	(263,160)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,507,202	(492,798)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,504,890	(495,110)
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	4,663,018	(336,982)
Bank of America	2.3663%	CPI Urban Consumer NSA	2/20/2038	5,000,000	4,657,917	(342,083)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,747,445	(252,555)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,487,995	(512,005)

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	$5,000,000	$4,647,327	$(352,673)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,477,461	(522,539)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,479,627	(520,373)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,458,612	(541,388)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,708,139	(291,861)
Bank of America	2.409%	CPI Urban Consumer NSA	2/6/2038	5,000,000	4,612,829	(387,171)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	36,744,216	(3,255,784)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,516,106	(2,483,894)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,066,919	(3,933,081)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,741,819	(258,181)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,759,045	(240,955)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,582,627	(417,373)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,845,408	(154,592)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,656,989	(343,011)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,734,880	(265,120)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,750,502	(249,498)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,737,860	(262,140)
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	14,930,594	(69,406)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,942,029	(57,971)
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	20,000,000	19,703,801	(296,199)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,767,409	(232,591)
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	34,802,560	(197,440)
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	9,850,031	(149,969)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,701,074	(298,926)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,790,579	(209,421)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,686,645	(313,355)

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	$15,000,000	$14,620,743	$(379,257)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,472,337	(527,663)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	29,258,024	(741,976)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,594,848	(405,152)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	38,310,287	(1,689,713)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,479,378	(520,622)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,710,272	(289,728)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,392,349	(607,651)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,444,388	(2,555,612)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,843,592	(1,156,408)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,773,103	(2,226,897)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	10,299,921	(4,700,079)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,301,705	(698,295)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,672,658	(327,342)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,608,179	(391,821)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,668,507	(331,493)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,840,400	(159,600)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,499,257	(500,743)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,654,323	(3,345,677)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,033,085	(1,966,915)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,539,364	(460,636)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,421,399	(578,601)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,411,070	(1,588,930)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,369,692	(630,308)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,260,591	(739,409)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,083,042	(916,958)

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	$5,000,000	$4,214,294	$(785,706)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,374,235	(1,625,765)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,483,283	(516,717)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,729,490	(1,270,510)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,474,208	(1,525,792)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,969,071	(1,030,929)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,426,768	(573,232)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,476,108	(1,523,892)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,370,305	(1,629,695)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,234,792	(1,765,208)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,472,006	(3,527,994)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,455,067	(3,544,933)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,703,859	(1,296,141)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,903,743	(1,096,257)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	21,971,350	(3,028,650)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	10,867,487	(4,132,513)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,751,792	(248,208)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,807,457	(192,543)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,760,587	(239,413)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,612,202	(387,798)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,620,170	(379,830)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,564,527	(435,473)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,981,917	(18,083)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,622,801	(377,199)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,723,613	(276,387)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,771,721	(228,279)

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	$10,000,000	$9,352,302	$(647,698)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	19,092,292	(907,708)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,513,645	(486,355)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,745,079	(254,921)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,742,226	(257,774)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,442,789	(557,211)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,751,077	(248,923)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,710,772	(289,228)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,550,491	(2,449,509)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,418,375	(2,581,625)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,207,563	(792,437)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,424,694	(1,575,306)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,361,800	(2,638,200)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	10,227,486	(4,772,514)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,317,989	(2,682,011)
Goldman Sachs	CPI Urban Consumer NSA	1.805%	8/18/2019	10,000,000	9,843,464	(156,536)
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	9,981,933	(18,067)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	33,506,639	(1,493,361)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,494,631	(505,369)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,235,014	(764,986)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,003,972	(996,028)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,159,370	(2,840,630)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,489,205	(510,795)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,008,618	(1,991,382)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,681,634	(1,318,366)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,276,931	(1,723,069)

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	$30,000,000	$26,433,262	$(3,566,738)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,379,123	(1,620,877)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,525,408	(474,592)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,834,228	(1,165,772)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,858,598	(1,141,402)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,844,821	(155,179)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,949,420	(50,580)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,523,202	(476,798)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,147,831	(852,169)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,565,185	(1,434,815)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,103,656	(896,344)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	8,977,442	(1,022,558)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,872,386	(1,127,614)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,467,989	(1,532,011)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,896,986	(2,103,014)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,045,333	(2,954,667)
Unrealized Depreciation on CPI OTC Swaps						$(137,085,390)

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$66,996,210	$131,978	$67,128,188
Other	–	133,417,325	3,633,013	137,050,338
Remaining Industries	–	112,725,488	–	112,725,488
Common Stocks	–	5,263	–	5,263
Convertible Bonds	–	1,255,795	–	1,255,795
Corporate Bonds	–	456,315,532	–	456,315,532
Floating Rate Loans
Aerospace/Defense	–	1,525,331	138,380	1,663,711
Electrical Equipment	–	–	1,968,140	1,968,140
Entertainment	–	–	134,868	134,868
Investment Management Companies	–	–	567,357	567,357
Machinery: Industrial/Specialty	–	–	2,082,793	2,082,793
Miscellaneous	–	1,464,305	355,289	1,819,594
Oil	–	–	303,475	303,475
Real Estate Investment Trusts	–	–	2,754,845	2,754,845
Remaining Industries	–	26,773,711	–	26,773,711
Less Unfunded Commitment	–	(221,100)	–	(221,100)
Foreign Government Obligations	–	6,805,476	–	6,805,476
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	25,080,425	–	25,080,425
Government Sponsored Enterprises Pass-Throughs	–	5,931,652	–	5,931,652
Municipal Bonds	–	851,707	–	851,707
Non-Agency Commercial Mortgage-Backed Securities	–	300,912,794	1,746,753	302,659,547
Preferred Stock	–	–	–	–
U.S. Treasury Obligation	–	12,771,459	–	12,771,459
Short-Term Investments
Commercial Paper	–	26,217,302	–	26,217,302
Corporate Bonds	–	1,569,368	–	1,569,368
Foreign Government Obligation	–	61,578	–	61,578
Repurchase Agreement	–	23,894,876	–	23,894,876
Total	$–	$1,204,354,497	$13,816,891	$1,218,171,388

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared CPI Swap Contracts
Assets	$–	$8,176,147	$–	$8,176,147
Liabilities	–	(28,649,376)	–	(28,649,376)
OTC CPI Swap Contracts
Assets	–	9,438,943	–	9,438,943
Liabilities	–	(137,085,390)	–	(137,085,390)
Forward Foreign Currency Exchange Contracts
Assets	–	30,159	–	30,159
Liabilities	–	–	–	–
Futures Contracts
Assets	2,731,439	–	–	2,731,439
Liabilities	(514,595)	–	–	(514,595)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	601,432	–	601,432
Liabilities	–	(631,506)	–	(631,506)
Total	$2,216,844	$(148,119,591)	$–	$(145,902,747)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock
Balance as of December 1, 2018	$718,000	$–	$8,209,361	$3,045,460	$–
Accrued Discounts (Premiums)	(215)	–	7,951	(195,623)	–
Realized Gain (Loss)	–	–	673	(2,653)	–
Change in Unrealized Appreciation (Depreciation)	16,833	(10,311)	(10,906)	22,479	(44,807)
Purchases	3,748,373	–	2,499,095	–	3,444
Sales	–	–	(3,617,476)	(741,759)	–
Transfers into Level 3	–	10,311	1,216,449	–	41,363
Transfers out of Level 3	(718,000)	–	–	(381,151)	–
Balance as of May 31, 2019	$3,764,991	$–	$8,305,147	$1,746,753	$–
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$16,833	$(10,311)	$(10,906)	$22,479	$(44,807)

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 91.77%

ASSET-BACKED SECURITIES 28.07%

Automobiles 14.95%
ACC Trust 2018-1 A†	3.70%		12/21/2020	$31		$30,652
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	35		35,149
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	–	(a)	117
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	84		83,838
Bank of The West Auto Trust 2017-1 A3†	2.11%		1/15/2023	100		99,665
California Republic Auto Receivables Trust 2015-3 B	2.70%		9/15/2021	50		49,959
California Republic Auto Receivables Trust 2017-1 B	2.91%		12/15/2022	39		39,116
Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%		4/15/2022	128		128,507
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	13		13,180
Chesapeake Funding II LLC 2016-1A A1†	2.11%		3/15/2028	19		19,226
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	53		52,659
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	57		56,481
Chesapeake Funding II LLC 2018-2A A2†	2.764% (1 Mo. LIBOR + .37%	)#	8/15/2030	91		91,497
CPS Auto Receivables Trust 2016-C D†	5.92%		6/15/2022	100		103,247
CPS Auto Receivables Trust 2017-C D†	3.79%		6/15/2023	200		202,632
CPS Auto Receivables Trust 2019-A C†	3.89%		12/16/2024	100		102,598
Drive Auto Receivables Trust 2015-BA E†	5.15%		8/15/2022	50		50,112
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	31		31,338
Drive Auto Receivables Trust 2017-1 D	3.84%		3/15/2023	110		111,215
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	8		7,730
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	12		12,341
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	7		7,026
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	18		18,268
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	100		103,009
Exeter Automobile Receivables Trust 2017-3A B†	2.81%		9/15/2022	33		33,078
Exeter Automobile Receivables Trust 2017-3A C†	3.68%		7/17/2023	75		76,304
Fifth Third Auto Trust 2019-1 A2A	2.66%		5/16/2022	45		45,166
Fifth Third Auto Trust 2019-1 A3	2.64%		12/15/2023	53		53,595
Fifth Third Auto Trust 2019-1 A4	2.69%		11/16/2026	11		11,180
First Investors Auto Owner Trust 2017-3A A1†	2.00%		3/15/2022	2		1,940

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	$10	$9,994
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	10	9,981
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	4	3,687
Flagship Credit Auto Trust 2018-3 B†	3.59%		12/16/2024	35	35,666
Flagship Credit Auto Trust 2019-1 B†	3.39%		1/16/2024	70	71,280
Ford Credit Auto Owner Trust 2016-A C	2.19%		7/15/2022	50	49,899
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	100	100,574
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	100	101,636
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%		8/15/2023	100	102,021
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%		6/21/2021	34	34,075
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%		3/21/2022	18	18,127
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%		3/16/2022	56	56,508
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%		8/16/2024	43	44,160
Parallel 2017-1 Ltd. 2017-1A A1†	3.902% (3 Mo. LIBOR+ 1.31%	)#	7/20/2029	250	250,419
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	65,711
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	2	1,911
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	8	8,003
Santander Drive Auto Receivables Trust 2018-4 C	3.56%		7/15/2024	35	35,739
TCF Auto Receivables Owner Trust 2016-1A D†	3.50%		7/17/2023	52	52,089
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	23	23,096
TCF Auto Receivables Owner Trust 2016-PT1A D†	4.20%		4/15/2024	52	52,839
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	81	81,137
Westlake Automobile Receivables Trust 2018-3A B†	3.32%		10/16/2023	100	100,699
Total					2,980,076

Credit Cards 4.04%
American Express Credit Account Master Trust 2017-2 A	2.89% (1 Mo. LIBOR + .45%	)#	9/16/2024	71	71,288
Capital One Multi-Asset Execution Trust 2016-A7	2.95% (1 Mo. LIBOR + .51%	)#	9/16/2024	71	71,408
Capital One Multi-Asset Execution Trust 2017-A1	2.00%		1/17/2023	165	164,435
Chase Issuance Trust 2014-A2	2.77%		3/15/2023	10	10,105
Continental Credit Card 2016-1A C†	11.33%		1/15/2025	100	104,744	(b)

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Credit Cards (continued)
Master Credit Card Trust 2019-1A B†	3.57%		7/21/2022		$100	$101,099
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023		100	99,869
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023		28	27,989
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023		42	42,001
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025		48	47,734
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023		16	15,997
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024		48	47,950
Total						804,619

Other 9.08%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029		51	50,538
ALM VII Ltd. 2012-7A A1R†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/15/2028		250	250,448
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		2	1,559
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023		34	33,664
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		23	23,054
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		71	72,716
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021		39	38,658
Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%		3/21/2033	CAD	150	112,078	(b)
Hilton Grand Vacations Trust 2018-AA A†	3.54%		2/25/2032		$89	91,245
Massachusetts Educational Financing Authority 2008-1 A1	3.53% (3 Mo. LIBOR + .95%	)#	4/25/2038		123	123,858
Mercedes-Benz Master Owner Trust 2018-BA A†	2.78% (1 Mo. LIBOR + .34%	)#	5/15/2023		100	100,063
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.801% (3 Mo. LIBOR + 1.20%	)#	4/18/2025		154	153,816
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029		63	63,134
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031		100	102,549
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027		15	15,382
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023		100	100,691
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023		57	57,034
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024		80	80,346
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026		100	102,248
Sierra Timeshare 2016-1 Receivables Funding LLC 2016-1A A†	3.08%		3/21/2033		54	54,623

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SLC Student Loan Trust 2008-1 A4A	4.211% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	$60	$61,575
SMB Private Education Loan Trust 2018-B A1†	2.76% (1 Mo. LIBOR + .32%	)#	12/16/2024	47	46,531
Towd Point Asset Trust 2018-SL1 A†	3.077% (1 Mo. LIBOR + .60%	)#	1/25/2046	76	75,084
Total					1,810,894
Total Asset-Backed Securities (cost $5,559,588)					5,595,589

CORPORATE BONDS 31.21%

Automotive 1.40%
General Motors Financial Co., Inc.	3.15%		6/30/2022	90	89,356
General Motors Financial Co., Inc.	3.20%		7/6/2021	46	45,997
General Motors Financial Co., Inc.	4.20%		3/1/2021	40	40,659
General Motors Financial Co., Inc.	5.10%		1/17/2024	3	3,134
Hyundai Capital America†	3.45%		3/12/2021	25	25,258
Nissan Motor Acceptance Corp.†	2.55%		3/8/2021	75	74,576
Total					278,980

Banks: Regional 8.18%
Associated Bank NA	3.50%		8/13/2021	7	7,106
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	100	100,659
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	80	90,272
Citibank NA	3.123%	#	5/20/2022	250	250,205
Compass Bank	5.50%		4/1/2020	19	19,412
Danske Bank A/S (Denmark)†(e)	2.75%		9/17/2020	200	199,629
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR+ .82%	)#	10/31/2022	11	10,993
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR+ 1.05%	)#	6/5/2023	50	50,024
Goldman Sachs Group, Inc. (The)	3.696% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	75	75,607
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	50	53,773
HSBC USA, Inc.	9.30%		6/1/2021	27	30,273
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020	200	208,478
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021	40	42,661
Macquarie Group Ltd. (Australia)†(e)	7.625%		8/13/2019	80	80,733
Morgan Stanley	4.875%		11/1/2022	8	8,517
Santander UK Group Holdings plc (United Kingdom)(e)	3.125%		1/8/2021	125	125,319

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
UBS AG/Stamford CT	7.625%		8/17/2022	$250	$276,441
Total					1,630,102

Beverages 0.09%
Keurig Dr Pepper, Inc.	3.20%		11/15/2021	6	6,048
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	11	11,443
Total					17,491

Building Materials 0.44%
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(e)	6.00%		12/30/2019	6	6,091
Johnson Controls International plc	5.00%		3/30/2020	5	5,090
Martin Marietta Materials, Inc.	3.173% (3 Mo. LIBOR + .65%	)#	5/22/2020	38	38,014
Vulcan Materials Co.	3.17% (3 Mo. LIBOR + .65%	)#	3/1/2021	21	21,011
Vulcan Materials Co.	3.211% (3 Mo. LIBOR + .60%	)#	6/15/2020	17	16,998
Total					87,204

Business Services 0.07%
Equifax, Inc.	3.388% (3 Mo. LIBOR + .87%	)#	8/15/2021	10	9,975
IHS Markit Ltd. (United Kingdom)(e)	3.625%		5/1/2024	5	5,043
Total					15,018

Chemicals 0.47%
Celanese US Holdings LLC	5.875%		6/15/2021	4	4,230
Yara International ASA (Norway)†(e)	7.875%		6/11/2019	90	90,083
Total					94,313

Computer Hardware 0.54%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	102	108,496

Drugs 0.53%
AstraZeneca plc (United Kingdom)(e)	3.19% (3 Mo. LIBOR + .665%	)#	8/17/2023	40	39,845
Bayer US Finance II LLC†	2.75%		7/15/2021	4	3,984
Cardinal Health, Inc.	3.381% (3 Mo. LIBOR + .77%	)#	6/15/2022	20	19,879
Express Scripts Holding Co.	3.274%	#	11/30/2020	43	43,002
Total					106,710

Electric: Power 2.07%
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%		5/1/2023	56	57,809
Dominion Energy, Inc.	2.962%		7/1/2019	20	20,000
Dominion Energy, Inc.	4.104%		4/1/2021	5	5,104

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	$37	$38,611
Emera US Finance LP	2.70%		6/15/2021	25	24,923
Entergy Corp.	5.125%		9/15/2020	75	76,772
ITC Holdings Corp.†	5.50%		1/15/2020	30	30,516
Jersey Central Power & Light Co.†	4.70%		4/1/2024	10	10,767
NV Energy, Inc.	6.25%		11/15/2020	17	17,882
PNM Resources, Inc.	3.25%		3/9/2021	4	4,028
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%		5/1/2021	27	27,879
Puget Energy, Inc.	5.625%		7/15/2022	28	29,966
Puget Energy, Inc.	6.00%		9/1/2021	18	19,194
San Diego Gas & Electric Co.	1.914%		2/1/2022	15	14,689
SCANA Corp.	4.125%		2/1/2022	1	1,019
SCANA Corp.	4.75%		5/15/2021	13	13,292
SCANA Corp.	6.25%		4/1/2020	13	13,282
Sempra Energy	3.097% (3 Mo. LIBOR + .50%	)#	1/15/2021	5	4,986
TransAlta Corp. (Canada)(e)	4.50%		11/15/2022	2	2,053
Total					412,772

Electrical Equipment 0.81%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	33	32,159
Broadcom, Inc.†	3.125%		4/15/2021	17	17,024
Broadcom, Inc.†	3.125%		10/15/2022	26	25,896
Broadcom, Inc.†	3.625%		10/15/2024	60	59,067
Marvell Technology Group Ltd.	4.20%		6/22/2023	13	13,416
QUALCOMM, Inc.	3.07% (3 Mo. LIBOR + .55%	)#	5/20/2020	13	13,047
Total					160,609

Electronics 0.35%
PerkinElmer, Inc.	5.00%		11/15/2021	61	63,703
Trimble, Inc.	4.15%		6/15/2023	5	5,147
Total					68,850

Financial Services 3.02%
Aircastle Ltd.	4.40%		9/25/2023	52	53,278
Aircastle Ltd.	5.00%		4/1/2023	40	41,785
Aircastle Ltd.	5.50%		2/15/2022	5	5,279
Aircastle Ltd.	7.625%		4/15/2020	4	4,149
American Express Co.	3.14%	#(d)	5/20/2022	51	51,059
Discover Financial Services	5.20%		4/27/2022	67	71,343

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Discover Financial Services	10.25%		7/15/2019	$12	$12,098
E*TRADE Financial Corp.	2.95%		8/24/2022	5	5,017
International Lease Finance Corp.	5.875%		8/15/2022	110	119,016
International Lease Finance Corp.	8.25%		12/15/2020	61	65,766
International Lease Finance Corp.	8.625%		1/15/2022	16	18,193
Jefferies Financial Group, Inc.	5.50%		10/18/2023	20	21,251
Jefferies Group LLC	6.875%		4/15/2021	30	32,081
Jefferies Group LLC	8.50%		7/15/2019	101	101,623
Total					601,938

Food 0.13%
Conagra Brands, Inc.	3.342% (3 Mo. LIBOR + .75%	)#	10/22/2020	25	25,010

Health Care Services 0.03%
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	5	5,285

Household Equipment/Products 0.35%
Newell Brands, Inc.	3.85%		4/1/2023	70	70,544

Insurance 0.25%
Willis North America, Inc.	7.00%		9/29/2019	42	42,519
Willis Towers Watson plc (United Kingdom)(e)	5.75%		3/15/2021	2	2,098
WR Berkley Corp.	5.375%		9/15/2020	5	5,177
Total					49,794

Leasing 1.45%
Aviation Capital Group LLC†	6.75%		4/6/2021	100	106,996
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%		1/15/2023	48	49,987
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%		10/1/2023	5	5,188
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.45%		7/1/2024	28	28,339
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.90%		2/1/2024	96	99,302
Total					289,812

Leisure 0.08%
Royal Caribbean Cruises Ltd.	5.25%		11/15/2022	15	16,203

Machinery: Agricultural 0.48%
BAT Capital Corp.	3.222%		8/15/2024	60	59,434
Reynolds American, Inc.	4.85%		9/15/2023	34	36,109
Total					95,543

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.11%
CNH Industrial Capital LLC	4.375%		4/5/2022		$3	$3,081
CNH Industrial Capital LLC	4.875%		4/1/2021		2	2,061
Roper Technologies, Inc.	3.65%		9/15/2023		6	6,186
Wabtec Corp.	4.40%		3/15/2024		10	10,373
Total						21,701

Manufacturing 0.75%
General Electric Co.	2.70%		10/9/2022		15	14,849
General Electric Co.	3.10%		1/9/2023		7	7,001
General Electric Co.	3.15%		9/7/2022		7	7,044
General Electric Co.	3.375%		3/11/2024		2	2,025
General Electric Co.	3.397% (3 Mo. LIBOR + .80%	)#	4/15/2020		35	35,097
General Electric Co.	3.45%		5/15/2024		3	3,034
General Electric Co.	5.30%		2/11/2021		34	35,266
Pentair Finance Sarl (Luxembourg)(e)	3.15%		9/15/2022		45	45,187
Total						149,503

Media 0.96%
Cox Communications, Inc.†	2.95%		6/30/2023		75	74,988
Cox Communications, Inc.†	3.15%		8/15/2024		15	15,097
NBCUniversal Enterprise, Inc.†	5.25%		–	(f)	100	102,054
Total						192,139

Metals & Minerals: Miscellaneous 1.44%
Anglo American Capital plc (United Kingdom)†(e)	3.75%		4/10/2022		200	203,127
Glencore Funding LLC†	2.875%		4/16/2020		2	2,007
Glencore Funding LLC†	4.125%		5/30/2023		46	46,990
Newmont Goldcorp Corp.†	3.625%		6/9/2021		25	25,350
Southern Copper Corp. (Peru)(e)	5.375%		4/16/2020		9	9,207
Total						286,681

Oil 2.25%
Canadian Oil Sands Ltd. (Canada)†(e)	9.40%		9/1/2021		25	28,388
Concho Resources, Inc.	4.375%		1/15/2025		17	17,623
Continental Resources, Inc.	4.50%		4/15/2023		15	15,511
Continental Resources, Inc.	5.00%		9/15/2022		101	101,873
Motiva Enterprises LLC†	5.75%		1/15/2020		49	49,745
Nexen, Inc. (Canada)(e)	6.20%		7/30/2019		9	9,050
Phillips 66	3.121% (3 Mo. LIBOR + .60%	)#	2/26/2021		2	2,000
Pioneer Natural Resources Co.	7.50%		1/15/2020		4	4,112

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.75%		4/16/2022	$200	$199,660
Woodside Finance Ltd. (Australia)†(e)	4.60%		5/10/2021	20	20,589
Total					448,551

Oil: Crude Producers 2.42%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.50%		12/1/2022	50	50,948
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	52	53,430
Colonial Pipeline Co.†	3.50%		10/15/2020	15	15,142
Enbridge Energy Partners LP	4.20%		9/15/2021	25	25,620
Energy Transfer Operating LP	4.15%		10/1/2020	98	99,516
Energy Transfer Operating LP	7.60%		2/1/2024	25	28,652
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875%		3/1/2022	50	53,382
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	11	11,219
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	100	107,812
Spectra Energy Partners LP	4.60%		6/15/2021	20	20,627
Sunoco Logistics Partners Operations LP	4.40%		4/1/2021	5	5,138
Texas Eastern Transmission LP†	4.125%		12/1/2020	10	10,209
Williams Cos., Inc. (The)	7.875%		9/1/2021	1	1,108
Total					482,803

Oil: Integrated Domestic 0.28%
National Oilwell Varco, Inc.	2.60%		12/1/2022	57	55,886

Paper & Forest Products 0.26%
West Fraser Timber Co. Ltd. (Canada)†(e)	4.35%		10/15/2024	50	51,523

Real Estate Investment Trusts 0.97%
Brixmor Operating Partnership LP	3.629% (3 Mo. LIBOR + 1.05%	)#	2/1/2022	25	24,967
Healthcare Realty Trust, Inc.	3.75%		4/15/2023	15	15,276
Healthcare Trust of America Holdings LP	3.70%		4/15/2023	50	50,791
Liberty Property LP	4.75%		10/1/2020	25	25,578
Vereit Operating Partnership LP	4.60%		2/6/2024	74	77,833
Total					194,445

Retail 0.34%
Dollar Tree, Inc.	3.288% (3 Mo. LIBOR + .70%	)#	4/17/2020	68	68,007

Telecommunications 0.60%
AT&T, Inc.	3.777% (3 Mo. LIBOR + 1.18%	)#	6/12/2024	7	7,037
Vodafone Group plc (United Kingdom)(e)	3.75%		1/16/2024	109	111,878
Total					118,915

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.09%
Canadian Pacific Railway Co. (Canada)(e)	9.45%		8/1/2021	$15	$17,080
Total Corporate Bonds (cost $6,163,018)					6,221,908

FLOATING RATE LOAN(g) 0.02%

Investment Management Companies
RPI Finance Trust Term Loan A4 (cost $3,647)	3.939% (1 Mo. LIBOR + 1.50%	)	5/4/2022	4	3,643	(h)

FOREIGN GOVERNMENT OBLIGATION 1.16%

Japan
Japan Bank for International Corp. (Japan)(e) (cost $227,333)	2.50%		5/23/2024	228	230,386

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.59%
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.35%	#(i)	5/25/2045	17	16,997
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.155%	#(i)	4/25/2046	20	20,040
Government National Mortgage Assoc. 2014-112 A	3.00%	#(i)	1/16/2048	16	16,167
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,815
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	21	20,268
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	14	14,317
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	14	14,150
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,807
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	5	4,818
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $118,419)					118,379

MUNICIPAL BOND 0.03%
Illinois (cost $6,013)	4.95%		6/1/2023	6	6,208

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.60%
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.29% (1 Mo. LIBOR + .85%	)#	1/15/2033	8	7,696
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	100	103,592
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	64	64,873
BX Commercial Mortgage Trust 2018-BIOA A†	3.111% (1 Mo. LIBOR + .67%	)#	3/15/2037	45	44,883
BX Trust 2017-APPL D†	4.49% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	13	12,771
BX Trust 2017-SLCT C†	3.84% (1 Mo. LIBOR + 1.40%	)#	7/15/2034	30	29,768
BX Trust 2017-SLCT D†	4.49% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	13	12,766
BX Trust 2018-GW A†	3.24% (1 Mo. LIBOR + .80%	)#	5/15/2035	24	23,901
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	95	98,039

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	$77	$79,658
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	50	51,997
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(i)	10/15/2034	10	10,405
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(i)	10/15/2034	1,000	13,219
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	81,604
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	139	141,111
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	10,151
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612%	#(i)	6/10/2046	81	84,398
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	75	79,721
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	113,024
Great Wolf Trust 2017-WOLF D†	4.54% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	30	30,052
Hilton Orlando Trust 2018-ORL A†	3.21% (1 Mo. LIBOR + .77%	)#	12/15/2034	28	27,925
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	28,010
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	101,514
JPMBB Commercial Mortgage Securities Trust 2014-C26 A4	3.494%		1/15/2048	75	78,263
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	28	29,819
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133%	#(i)	8/15/2046	10	10,618
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	100	105,539
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	66	66,411
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	24	24,288
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(i)	10/5/2031	24	24,342
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	4.58% (1 Mo. LIBOR + 2.14%	)#	10/15/2032	34	33,915
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.44% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	27	27,482
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.74% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	10	9,822

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.04% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	$10	$9,853
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.54% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	14	13,816
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.46% (1 Mo. LIBOR + 1.02%	)#	11/15/2020	12	12,022
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.79% (1 Mo. LIBOR + 1.35%	)#	11/15/2020	12	12,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	4.14% (1 Mo. LIBOR + 1.70%	)#	11/15/2020	12	12,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	4.44% (1 Mo. LIBOR + 2.00%	)#	11/15/2020	12	12,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.417% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,986
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	20,277
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(i)	4/20/2048	13	13,108
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	100,552
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%		2/15/2047	40	42,494
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	95	94,559
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	100	103,418
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,667
Motel 6 Trust 2017-MTL6 C†	3.84% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	9	8,841
Motel 6 Trust 2017-MTL6 D†	4.59% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	19	19,494
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	47	46,191
MSCG Trust 2016-SNR A†	3.348%	#(i)	11/15/2034	18	17,699
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	32	31,808
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.44% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	32	31,714
SLIDE 2018-FUN A†	3.34% (1 Mo. LIBOR + .90%	)#	6/15/2031	10	9,826
SLIDE 2018-FUN B†	3.69% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	10	9,826
SLIDE 2018-FUN C†	3.99% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	10	9,830
Stonemont Portfolio Trust 2017-MONT D†	4.491% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	20	19,534
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	25	25,789

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	$50	$50,717
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	82	84,366
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	20	20,520
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,155
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	22	22,875
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	10,171
Wells Fargo Commercial Mortgage Trust 2017-RC1 A2	3.118%		1/15/2060	115	116,871
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	26,697
West Town Mall Trust 2017-KNOX C†	4.346%	#(i)	7/5/2030	15	15,298
West Town Mall Trust 2017-KNOX D†	4.346%	#(i)	7/5/2030	15	15,166
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(i)	2/15/2044	38	39,105
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	10,145
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.75%	#(i)	6/15/2045	25	26,044
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	22	22,095
WF-RBS Commercial Mortgage Trust 2013-C18 A4	3.896%		12/15/2046	24	25,390
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	92,867
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	140	148,848
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,039,845)					3,110,280

U.S. TREASURY OBLIGATIONS 15.09%

Government
U.S. Treasury Inflation Indexed Note(j)	0.625%		4/15/2023	793	801,222
U.S. Treasury Note	2.875%		10/31/2020	33	33,364
U.S. Treasury Note	2.50%		1/31/2021	2,156	2,173,265
Total U.S. Treasury Obligations (cost $2,976,256)					3,007,851
Total Long-Term Investments (cost $18,094,119)					18,294,244

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 3.39%

COMMERCIAL PAPER 0.52%

Automotive
Ford Motor Credit Co. (cost $102,966)	3.91%	12/4/2019	$105	$103,228

CORPORATE BONDS 0.04%

Real Estate Investment Trusts
Office Properties Income Trust (cost $7,995)	3.75%	8/15/2019	8	8,007

REPURCHASE AGREEMENT 2.83%
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $575,000 of U.S. Treasury Note at 2.25% due 03/31/2021; value: $578,600; proceeds: $564,808 (cost $564,739)			565	564,739
Total Short-Term Investments (cost $675,700)				675,974
Total Investments in Securities 95.16% (cost $18,769,819)				18,970,218
Cash, Foreign Cash and Other Assets in Excess Liabilities(k) 4.84%				964,416
Net Assets 100.00%				$19,934,634

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
(a)	Amount is less than $1,000.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2019.
(h)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at May 31, 2019(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Receivable /(Payable) at Fair Value(5)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	$78,000	$77,803	$(4,070)	$3,873	$ (197)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	160,000	162,531	(1,276)	3,807	2,531
						$(5,346)	$7,680	$2,334

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $7,680. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Toronto Dominion Bank	6/19/2019	150,000	$112,844	$111,025	$1,819

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2019	14	Long	$2,997,467	$3,005,406	$7,939

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2019	1	Short	$(89,677)	$(90,019)	$(342)
U.S. 5-Year Treasury Note	September 2019	18	Short	(2,101,608)	(2,112,609)	(11,001)
Total Unrealized Depreciation on Open Futures Contracts						$(11,343)

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$699,875	$104,744	$804,619
Other	–	1,698,816	112,078	1,810,894
Remaining Industries	–	2,980,076	–	2,980,076
Corporate Bonds	–	6,221,908	–	6,221,908
Floating Rate Loan	–	–	3,643	3,643
Foreign Government Obligation	–	230,386	–	230,386
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	118,379	–	118,379
Municipal Bond	–	6,208	–	6,208
Non-Agency Commercial Mortgage-Backed Securities	–	3,110,280	–	3,110,280
U.S. Treasury Obligations	–	3,007,851	–	3,007,851
Short-Term Investments
Commercial Paper	–	103,228	–	103,228
Corporate Bonds	–	8,007	–	8,007
Repurchase Agreement	–	564,739	–	564,739
Total	$–	$18,749,753	$220,465	$18,970,218
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$2,531	$–	$2,531
Liabilities	–	(197)	–	(197)
Forward Foreign Currency Exchange Contracts
Assets	–	1,819	–	1,819
Liabilities	–	–	–	–
Futures Contracts
Assets	7,939	–	–	7,939
Liabilities	(11,343)	–	–	(11,343)
Total	$(3,404)	$4,153	$–	$749

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans
Balance as of December 1, 2018	$–	$–
Accrued Discounts (Premiums)	(171)	(1)
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	(1,112)	16
Purchases	218,105	–
Sales	–	(121)
Transfers into Level 3	–	3,749
Transfers out of Level 3	–	–
Balance as of May 31, 2019	$216,822	$3,643
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$(1,112)	$16

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.62%

ASSET-BACKED SECURITIES 27.77%

Automobiles 9.09%
ACC Trust 2018-1 A†	3.70%		12/21/2020	$12,908	$12,926,038
ACC Trust 2019-1 A†	3.75%		5/20/2022	25,273	25,462,125
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%		2/8/2022	32,574	32,920,483
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%		11/8/2021	2,478	2,483,599
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%		5/10/2021	4,399	4,395,530
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%		10/8/2021	24,251	24,172,167
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%		5/18/2022	31,699	31,657,354
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	49,146	49,557,450
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	701	700,191
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	22,616	22,572,394
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%		7/18/2022	71,384	71,172,218
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%		12/19/2022	30,598	30,553,397
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	20,000	20,077,324
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.701% (1 Mo. LIBOR + .26%	)#	6/20/2022	20,000	20,009,744
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%		2/18/2025	28,000	28,528,326
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%		2/18/2025	37,000	37,822,606
Avid Automobile Receivables Trust 2018-1 A†	2.84%		8/15/2023	5,723	5,710,113
Avis Budget Rental Car Funding AESOP LLC 2014-1A A	2.46%		7/20/2020	12,086	12,082,544
Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.63%		12/20/2021	11,729	11,753,225
Bank of The West Auto Trust 2017-1 A3†	2.11%		1/15/2023	71,411	71,172,059
Bank of The West Auto Trust 2017-1 A4†	2.33%		9/15/2023	18,282	18,212,166
California Republic Auto Receivables Trust 2015-2 A4	1.75%		1/15/2021	2,803	2,798,237

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	$9,430	$9,414,136
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	11,310	11,308,775
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,255,666
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	4,306	4,299,323
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	14,609	14,547,500
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	53,488	53,898,563
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	621	620,398
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	23,818,539
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,214,731
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	2,159	2,157,338
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,411,699
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	14,401	14,390,917
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,802,457
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	16,956	16,911,024
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	12,437	12,408,442
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	105,750	105,951,485
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	45,016	45,351,342
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,115,301
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	17,264	17,209,988
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	21,321	21,124,073
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	12,573	12,507,028
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	18,355,494
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	115,334	114,982,404
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	27,897	27,908,962
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	12,968,371
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,827,268
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	85,078	84,897,813
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	3,573	3,570,485
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	14,523	14,482,832
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	30,089	29,949,237
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	67,604	67,249,107
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	72,833	72,415,042
Chesapeake Funding II LLC 2019-1A A1†	2.95%	4/15/2031	21,650	21,854,056

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	$13,845	$14,513,322
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	5,853	5,843,575
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,453,847
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	5,431	5,422,314
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	6,313	6,312,049
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	11,465	11,521,667
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	13,165,390
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	3,685	3,780,739
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	1,077	1,079,497
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	32,350	32,422,749
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	38,013	38,267,907
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	1,427	1,427,049
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,705	64,399,601
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	23,704	23,714,624
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21,109	21,359,619
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	3,410	3,447,672
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	20,943	20,943,861
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	137,019	138,307,801
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	6,160	6,161,453
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	14,904	15,151,645
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	7,558	7,566,481
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	35,827	36,040,780
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	28,919	29,026,139
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	68,935	69,960,229
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	33,808	33,972,577
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	66,281	67,147,213
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	45,962	47,345,001
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	46,539	47,881,208
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	22,380	22,654,941
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	43,447	44,191,986
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,276	27,927,013
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	9,609	9,594,769
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	37,187	37,274,694
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	115,165	115,591,122
Fifth Third Auto Trust 2019-1 A3	2.64%	12/15/2023	134,669	136,180,956
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,213	28,673,617
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	7,591	7,579,076
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	8,540	8,659,107

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	$8,643	$8,928,205
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	5,505	5,724,599
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	9,172	9,173,369
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	12,462	12,424,352
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	24,950	24,903,271
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	21,656	21,582,563
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	52,168	52,577,381
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	225,951	225,299,064
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	39,189	38,964,169
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	38,339,021
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	8,257	8,242,560
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	78,661	81,987,495
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	85,818	86,007,847
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	46,349	46,676,011
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,645	14,013,090
Honda Auto Receivables Owner Trust 2019-1 A3	2.83%	3/20/2023	57,166	57,993,101
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,166	11,383,431
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	6,365	6,354,541
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	12,023	11,982,123
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	41,595	41,636,615
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	4,024	4,027,413
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	3,427	3,428,057
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,172,050
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	18,954	19,161,277
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	561	560,878
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	9,536	9,593,514
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	14,754	14,746,461
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	59,001	59,023,574
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,158	68,888,020
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	15,068	15,103,588
Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	37,842	38,056,171
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	35,478	35,525,697
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	45,961	46,270,667
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	30,572	31,217,387
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	47,601	48,194,937
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	44,093	45,150,244
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,861,668
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,462,428

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	$6,591	$6,608,005
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	52,575	52,390,504
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	5,943	5,904,382
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	20,595	20,487,226
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	8,668	8,643,045
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	190	189,526
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	49,389	49,348,284
Westlake Automobile Receivables Trust 2018-2A C	3.50%		1/16/2024	5,149	5,198,993
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	82,014	82,182,780
Westlake Automobile Receivables Trust 2019-1 2019-1A B†	3.26%		10/17/2022	21,268	21,477,443
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	11,100	11,251,821
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	22,127	22,042,545
World Omni Auto Receivables Trust 2018-D A4	3.44%		12/16/2024	22,044	22,933,616
World Omni Automobile Lease Securitization Trust 2019-A A2	2.89%		11/15/2021	96,191	96,710,085
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	10,171	10,404,188
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	33,345	34,466,436
Total					4,403,758,094

Credit Cards 7.24%
American Express Credit Account Master Trust 2017-3 A	1.77%		11/15/2022	52,543	52,276,192
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	120,724	120,408,753
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	93,148	93,593,564
American Express Credit Account Master Trust 2019-1 A	2.87%		10/15/2024	95,902	97,851,803
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	32,359	33,009,668
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	130,482	129,800,310
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	35,395	35,351,680
Barclays Dryrock Issuance Trust 2017-1 A	2.77% (1 Mo. LIBOR + .33%	)#	3/15/2023	101,590	101,767,305
Barclays Dryrock Issuance Trust 2017-2 A	2.74% (1 Mo. LIBOR + .30%	)#	5/15/2023	168,102	168,415,174
Barclays Dryrock Issuance Trust 2018-1 A	2.77% (1 Mo. LIBOR + .33%	)#	7/15/2024	25,054	25,084,095

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	$21,658	$21,604,784
Capital One Multi-Asset Execution Trust 2017-A1	2.00%		1/17/2023	14,265	14,216,158
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	178,623	178,081,576
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	98,364	98,756,610
Capital One Multi-Asset Execution Trust 2019-A1	2.84%		12/15/2024	67,973	69,118,277
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	10,161	10,156,975
Chase Issuance Trust 2018-A1	2.64% (1 Mo. LIBOR + .20%	)#	4/17/2023	148,171	148,329,558
Citibank Credit Card Issuance Trust 2017-A3	1.92%		4/7/2022	18,149	18,079,077
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	134,319	133,707,983
Continental Credit Card 2016-1A C†	11.33%		1/15/2025	4,347	4,553,234	(a)
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,548,853
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	125,489	124,804,483
Discover Card Execution Note Trust 2018-A2	2.77% (1 Mo. LIBOR + .33%	)#	8/15/2025	5,100	5,086,318
Discover Card Execution Note Trust 2019-A1	3.04%		7/15/2024	71,981	73,530,650
First National Master Note Trust 2017-2 A	2.88% (1 Mo. LIBOR + .44%	)#	10/16/2023	123,149	123,320,116
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	114,501	115,011,182
Golden Credit Card Trust 2018-4A A†	3.44%		10/15/2025	88,393	91,853,816
Master Credit Card Trust 2019-1A B†	3.57%		7/21/2022	7,742	7,827,047
Master Credit Card Trust II Series 2018-1A A†	2.932% (1 Mo. LIBOR + .49%	)#	7/21/2024	149,590	149,361,277
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	18,713	18,701,667
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	9,594	9,581,479
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	134,727	134,696,660
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,808	42,889,462
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	66,569	66,220,731
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	33,423	33,290,019
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	95,747	96,769,415
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	37,061,336
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026	16,250	16,958,195
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	7,680	7,676,995
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	37,818	37,922,419
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	193,189	192,118,675
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	7,444	7,418,060

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	$110,156	$109,883,144
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	101,152	101,135,694
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	49,120	49,120,757
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	117,526	120,826,506
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	19,966	20,528,354
World Financial Network Credit Card Master Trust 2019-A	3.14%		12/15/2025	114,084	116,628,233
World Financial Network Credit Card Master Trust 2019-A M	3.61%		12/15/2025	29,519	30,168,046
Total					3,504,102,365

Home Equity 0.13%
Meritage Mortgage Loan Trust 2004-2 M3	3.405% (1 Mo. LIBOR + .98%	)#	1/25/2035	1,023	1,002,659
Towd Point Mortgage Trust 2019-HY2 A1†	3.43% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	60,899	61,444,424
Total					62,447,083

Other 11.31%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	7,295	7,282,491
Allegro CLO IV Ltd. 2016-1A†	3.997% (3 Mo. LIBOR + 1.40%	)#	1/15/2029	21,328	21,345,050
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	1,893	1,929,946
ALM VII Ltd. 2012-7A A1R†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/15/2028	23,366	23,407,855
Ammc CLO 19 Ltd. 2016-19A A†	4.097% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	22,450	22,462,428
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.632% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	34,008	33,795,753
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.632% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	42,636	42,507,265
Apex Credit CLO Ltd. 2016-1A B1R†	4.432% (3 Mo. LIBOR + 1.85%	)#	10/27/2028	16,704	16,750,319
Apex Credit CLO Ltd. 2017-1A B†	4.531% (3 Mo. LIBOR + 1.95%	)#	4/24/2029	18,374	18,383,213

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.43% (1 Mo. LIBOR + .99%	)#	12/15/2027	$47,836	$47,886,213
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	3.74% (1 Mo. LIBOR + 1.30%	)#	4/15/2027	18,057	18,107,968
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	3.43% (1 Mo. LIBOR + .99%	)#	8/15/2027	18,704	18,730,659
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.59% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	35,293	35,394,570
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†(b)	3.65% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	77,312	77,408,640
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.949% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	48,800	48,817,148
Ascentium Equipment Receivables 2019-1A A2†	2.84%		6/10/2022	70,278	70,617,309
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	5,353	5,344,942
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	12,054	12,033,154
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	5,826	5,817,737
Avery Point V CLO Ltd. 2014-5A AR†	3.568% (3 Mo. LIBOR + .98%	)#	7/17/2026	38,661	38,675,066
Avery Point VII CLO Ltd. 2015-7A A1†	4.097% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	23,500	23,514,349
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	42,483	43,080,336
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	14,465	14,479,172
Bain Capital Credit CLO 2016-2A A†	4.017% (3 Mo. LIBOR + 1.42%	)#	1/15/2029	4,500	4,503,112
BDS Ltd. 2019-FL3 A†	3.832% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	37,956	38,115,009
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.842% (3 Mo. LIBOR + 1.25%	)#	1/20/2029	36,900	36,910,432
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	4.342% (3 Mo. LIBOR + 1.75%	)#	1/20/2029	26,500	26,508,157
Benefit Street Partners CLO X Ltd. 2 016-10A A2†	4.597% (3 Mo. LIBOR + 2.00%	)#	1/15/2029	20,100	20,116,478
BlueMountain CLO Ltd. 2012-2A AR2†	3.57% (3 Mo. LIBOR + 1.05%	)#	11/20/2028	52,910	52,669,561
BlueMountain CLO Ltd. 2013-1A A1R2†	3.822% (3 Mo. LIBOR + 1.23%	)#	1/20/2029	74,000	74,083,250
BlueMountain CLO Ltd. 2013-1A A2R2†	4.342% (3 Mo. LIBOR + 1.78%	)#	1/20/2029	27,442	27,456,692

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Bowman Park CLO Ltd. 2014-1A AR†	3.704% (3 Mo. LIBOR + 1.18%	)#	11/23/2025		$48,809	$48,847,441
BSPRT Issuer, Ltd. 2019 FL5 A†	3.628%		5/15/2029		48,248	48,691,626
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.491% (3 Mo. LIBOR + .89%	)#	1/18/2029		32,350	32,236,371
Cent CLO Ltd. 2013-19A A1A†	3.912% (3 Mo. LIBOR + 1.33%	)#	10/29/2025		13,381	13,427,823
CIFC Funding Ltd. 2016-1A A†	4.072% (3 Mo. LIBOR + 1.48%	)#	10/21/2028		6,192	6,214,621
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020		1,046	1,045,130
Colombia Cent CLO Ltd. 2018-27A A2A†	4.18% (3 Mo. LIBOR + 1.60%	)#	10/25/2028		7,358	7,287,273
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023		7,452	7,472,319
CoreVest American Finance Trust 2018-1 A	3.804%		6/15/2051		43,333	44,490,120
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022		3,464	3,461,203
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		4,091	4,123,241
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		53,416	54,529,076
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		31,917	32,529,612
DLL LLC 2018-1 A2†	2.81%		11/17/2020		7,866	7,869,803
DLL LLC 2018-1 A3†	3.10%		4/18/2022		107,668	108,681,134
DLL LLC 2018-1 A4†	3.27%		4/17/2026		64,285	65,642,410
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020		5,821	5,815,733
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021		32,893	32,809,376
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		32,826	32,894,882
DRB Prime Student Loan Trust 2015-D A2	3.20%		1/25/2040		2,868	2,888,852
Dryden 30 Senior Loan Fund 2013-30A AR†	3.338% (3 Mo. LIBOR + .82%	)#	11/15/2028		94,976	93,953,602
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.947% (3 Mo. LIBOR + 1.35%	)#	10/15/2027		36,320	36,113,441
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		9,901	9,892,117
Fairstone Financial Issuance Trust I 2019-1A A†(c)	3.948%		3/21/2033	CAD	17,751	13,271,617
Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%		3/21/2033	CAD	7,974	5,958,081	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(c)	6.299%		3/21/2033	CAD	15,035	11,213,178	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(c)	7.257%		3/21/2033	CAD	8,879	6,626,075	(a)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		$74,609	74,412,681
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		137,580	139,696,283
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		90,962	93,176,797
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		61,968	62,496,455

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
GPMT Ltd. 2019-FL2 A†	3.74% (1 Mo. LIBOR + 1.30%	)#	2/22/2036	$37,750	$37,815,591
Grand Avenue CRE 2019-FL1 A†(b)	3.62% (1 Mo. LIBOR + 1.12%	)#	6/15/2037	120,644	120,718,691
Grand Avenue CRE 2019-FL1 AS†(b)	4.00% (1 Mo. LIBOR + 1.50%	)#	6/15/2037	43,369	43,413,770
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%		2/18/2025	17,040	17,432,009
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.99% (1 Mo. LIBOR + 1.55%	)#	3/15/2027	51,810	51,962,259
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	5.19% (1 Mo. LIBOR + 2.75%	)#	3/15/2027	5,711	5,678,851
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.99% (1 Mo. LIBOR + 1.55%	)#	9/15/2028	72,464	72,285,854
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.59% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	22,123	22,049,729
Greywolf CLO IV Ltd. 2019-1A A2†	4.538% (3 Mo. LIBOR + 1.95%	)#	4/17/2030	33,591	33,608,857
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.66% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	28,893	28,893,350
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	4.23% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	17,477	17,479,307
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	102,245	103,233,055
Jamestown CLO VII Ltd. 2015-7A A1R†	3.41% (3 Mo. LIBOR + .83%	)#	7/25/2027	14,247	14,221,253
Jamestown CLO VII Ltd. 2015-7A A2R†	3.88% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	35,299	34,703,679
JFIN CLO Ltd. 2014-1A B1R†	4.042% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	9,750	9,750,477
KKR CLO Ltd. 16 A2R†(b)	4.244% (3 Mo. LIBOR + 1.80%	)#	1/20/2029	19,750	19,749,704
KREF Ltd. 2018-FL1 A†	3.532% (1 Mo. LIBOR + 1.10%	)#	6/15/2036	13,341	13,347,670
KVK CLO Ltd. 2016-1A B†	4.847% (3 Mo. LIBOR + 2.25%	)#	1/15/2029	7,875	7,923,634
LMREC, Inc. 2019-CRE3 A†	3.764% (1 Mo. LIBOR + 1.40%	)#	12/22/2035	105,572	106,304,205	(a)
LoanCore Issuer Ltd. 2019-CRE2 A†	3.559% (1 Mo. LIBOR + 1.13%	)#	5/9/2036	114,082	114,449,344
M360 LLC 2018-CRE1 A	4.395%		7/24/2028	54,900	55,006,687
Madison Park Funding XXI Ltd. 2016-21A A1†	4.11% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	22,700	22,794,239
Magnetite VII Ltd. 2012-7A A1R2†	3.397% (3 Mo. LIBOR + .80%	)#	1/15/2028	103,715	103,261,247
Magnetite XI Ltd. 2014-11A A1R†	3.721% (3 Mo. LIBOR + 1.12%	)#	1/18/2027	45,508	45,541,723

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Magnetite XVIII Ltd. 2016-18A AR†	3.598% (3 Mo. LIBOR + 1.08%	)#	11/15/2028	$6,653	$6,644,734
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	83,702	84,346,877
MidOcean Credit CLO VI 2016-6A BR†	4.425% (3 Mo. LIBOR + 1.90%	)#	1/20/2029	31,307	31,229,121
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.801% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	47,036	47,036,953
Mountain View CLO XIV Ltd. 2019-1A A1†	4.058% (3 Mo. LIBOR + 1.44%	)#	4/15/2029	42,715	42,773,750
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	7,429	7,397,230
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%		1/15/2043	73,360	73,901,182
Navient Student Loan Trust 2018-1A A1†	2.62% (1 Mo. LIBOR + .19%	)#	3/25/2067	1,469	1,468,750
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	34,216	34,156,071
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	70,154,845
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	48,361	49,653,593
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	19,277	19,752,336
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,669	26,655,889
Nissan Master Owner Trust Receivables 2019-A A	3.00% (1 Mo. LIBOR + .56%	)#	2/15/2024	85,000	85,408,782
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	2.846% (1 Mo. LIBOR + .36%	)#	2/1/2041	4,010	3,996,684
Oaktree CLO 2014-1A A1R†	3.825% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	26,733	26,744,321
Oaktree CLO 2014-1A A2R†	4.385% (3 Mo. LIBOR + 1.85%	)#	5/13/2029	17,750	17,766,101
Oaktree CLO Ltd. 2015-1A A1R†	3.462% (3 Mo. LIBOR + .87%	)#	10/20/2027	29,033	29,025,742
OCP CLO Ltd. 2015-10A A2AR†	3.886% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	24,351	24,161,807
OCP CLO Ltd. 2015-9A A2R†	3.947% (3 Mo. LIBOR + 1.35%	)#	7/15/2027	25,719	25,339,894
OCP CLO Ltd. 2016-12A A1R†	3.721% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	38,344	38,352,551
OCP CLO Ltd. 2016-12A A2R†	4.201% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	28,451	28,472,503
OHA Loan Funding Ltd. 2015-1A AR†	3.928% (3 Mo. LIBOR + 1.41%	)#	8/15/2029	25,156	25,273,697
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	23,007	23,105,807
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	37	37,267

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	$2,851	$2,863,794
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689	7,948,533
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	83,586	85,059,671
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	18,913,173
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	18,576	18,736,552
Orec Ltd. 2018-CRE1 A†	3.62% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	84,853	84,908,154
OZLM VIII Ltd. 2014-8A A1RR†	3.758% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	19,539	19,536,726
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.197% (3 Mo. LIBOR + .60%	)#	4/15/2026	70,580	70,298,375
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.647% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	29,189	28,595,955
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.442% (3 Mo. LIBOR + .85%	)#	1/20/2027	73,126	72,990,427
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.992% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	18,310	18,033,687
Parallel Ltd. 2015-1A AR†	3.442% (3 Mo. LIBOR + .85%	)#	7/20/2027	38,833	38,826,604
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,271,568
PFS Financing Corp. 2018-A A†	2.84% (1 Mo. LIBOR + .40%	)#	2/15/2022	20,037	20,045,077
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	80,262	80,816,787
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.28% (1 Mo. LIBOR + .85%	)#	6/25/2035	34,594	34,518,211
Recette CLO Ltd. 2015-1A AR†	3.512% (3 Mo. LIBOR + .92%	)#	10/20/2027	8,750	8,715,383
Regatta VI Funding Ltd. 2016-1A AR†	3.672% (3 Mo. LIBOR + 1.08%	)#	7/20/2028	37,010	36,835,246
Riserva CLO Ltd. 2016-3A A†	4.061% (3 Mo. LIBOR + 1.46%	)#	10/18/2028	14,754	14,763,447
Salem Fields CLO Ltd. 2016-2A A1R†	3.73% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	5,450	5,441,451
Salem Fields CLO Ltd. 2016-2A A2R†	4.28% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	30,313	30,343,331
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	19,714	19,864,935
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	75,297	75,856,394
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	62,444	62,631,885
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	70,120	70,930,223
Seneca Park CLO Ltd. 2014-1A AR†	3.708% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	15,526	15,543,156
SLC Student Loan Trust 2008-1 A4A	4.211% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	28,052	28,662,395

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SLM Private Education Loan Trust 2010-A 2A†	5.69% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	$5,315	$5,354,000
SLM Student Loan Trust 2011-1 A1	2.95% (1 Mo. LIBOR + .52%	)#	3/25/2026	2,789	2,789,380
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	1,934	1,941,090
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	10,511	10,470,041
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	7,329	7,297,515
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	41,859	41,602,362
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	15,995	15,928,347
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	31,651	31,593,838
SOUND POINT CLO III-R Ltd. 2013-2RA B†	4.047% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	10,000	9,832,573
Sound Point CLO IX Ltd. 2015-2A AR†	3.472% (3 Mo. LIBOR + .88%	)#	7/20/2027	13,272	13,285,297
Sound Point CLO XI Ltd. 2016-1A AR†	3.692% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	43,040	43,083,350
Sound Point CLO XII Ltd. 2016-2A BR†	4.392% (3 Mo. LIBOR + 1.80%	)#	10/20/2028	13,099	13,123,461
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	395	395,056
TCI-Symphony CLO Ltd. 2016-1A A†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/13/2029	13,100	13,133,488
Thacher Park CLO Ltd. 2014-1A AR†	3.752% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	60,232	60,305,138
Towd Point Asset Trust 2018-SL1 A†	3.077% (1 Mo. LIBOR + .60%	)#	1/25/2046	80,020	79,044,964
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.562% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	76,177	76,224,611
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	3.091% (1 Mo. LIBOR + .65%	)#	1/20/2022	14,610	14,635,490
Westcott Park CLO Ltd. 2016-1A B†	4.692% (3 Mo. LIBOR + 2.10%	)#	7/20/2028	10,400	10,413,345
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028	16,972	17,014,805
WhiteHorse VIII Ltd. 2014-1A BR†	4.029% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	55,578	55,570,391
Total					5,474,374,001
Total Asset-Backed Securities (cost $13,379,247,400)					13,444,681,543

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
COMMON STOCKS 0.02%

Electric: Power 0.00%
Eneva SA*(c)			BRL	52	$256,284

Oil 0.02%
Chaparral Energy, Inc. Class A*				1,906	8,043,392
Dommo Energia SA*(c)			BRL	5,487	463,544
Templar Energy LLC Class A Units				178	–
Total					8,506,936
Total Common Stocks (cost $58,789,844)					8,763,220

			Principal Amount (000)
CONVERTIBLE BONDS 0.10%

Electric: Power 0.01%
Clearway Energy, Inc.†	3.25%	6/1/2020		$5,980	5,845,450

Energy Equipment & Services 0.02%
Tesla Energy Operations, Inc.	1.625%	11/1/2019		13,257	12,400,775

Real Estate Investment Trusts 0.06%
VEREIT, Inc.	3.75%	12/15/2020		29,318	29,373,466

Retail 0.01%
RH	Zero Coupon	6/15/2019		3,575	3,568,664
Total Convertible Bonds (cost $51,945,847)					51,188,355

CORPORATE BONDS 32.53%

Aerospace/Defense 0.40%
Bombardier, Inc. (Canada)†(d)	6.00%	10/15/2022		21,499	21,062,570
Bombardier, Inc. (Canada)†(d)	6.125%	1/15/2023		70,980	69,184,206
Bombardier, Inc. (Canada)†(d)	8.75%	12/1/2021		61,319	66,442,203
Embraer Overseas Ltd.†	5.696%	9/16/2023		22,520	24,321,825
TransDigm, Inc.	6.00%	7/15/2022		1,780	1,791,125
Triumph Group, Inc.	4.875%	4/1/2021		12,780	12,588,300
Total					195,390,229

Air Transportation 0.18%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024		9,605	9,624,472
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025		5,781	5,976,251

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)
American Airlines 2011-1 Class A Pass-Through Trust	5.25%		7/31/2022	$4,796	$4,927,386
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%		7/15/2022	8,842	9,024,046
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	20,523	20,836,098
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024	16,233	16,437,484
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%		10/11/2021	2,896	2,953,761
UAL 2007-1 Pass Through Trust	7.336%		1/2/2021	3,029	3,047,437
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		10/11/2023	5,935	6,070,426
US Airways 2012-2 Class B Pass-Through Trust	6.75%		12/3/2022	7,807	8,263,965
Total					87,161,326

Auto Parts: Original Equipment 0.21%
IHO Verwaltungs GmbH PIK 5.50% (Denmark)†(d)	4.75%		9/15/2026	16,763	15,673,405
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021	19,774	20,182,510
Titan International, Inc.	6.50%		11/30/2023	14,031	12,092,968
ZF North America Capital, Inc.†	4.00%		4/29/2020	29,445	29,620,964
ZF North America Capital, Inc.†	4.50%		4/29/2022	650	657,278
ZF North America Capital, Inc.†	4.75%		4/29/2025	25,279	25,233,421
Total					103,460,546

Automotive 1.38%
Daimler Finance North America LLC†	2.875%		3/10/2021	17,892	17,919,609
Daimler Finance North America LLC†	3.115% (3 Mo. LIBOR + .55%	)#	5/4/2021	23,350	23,354,997
Daimler Finance North America LLC†	3.405% (3 Mo. LIBOR + .84%	)#	5/4/2023	2,420	2,431,072
Daimler Finance North America LLC†	3.75%		11/5/2021	39,267	40,099,001
Fiat Chrysler Automobiles NV (United Kingdom)(d)	5.25%		4/15/2023	7,400	7,733,074
Ford Motor Credit Co. LLC	2.979%		8/3/2022	16,316	15,957,200
Ford Motor Credit Co. LLC	3.219%		1/9/2022	6,933	6,850,196
Ford Motor Credit Co. LLC	3.339%		3/28/2022	25,368	25,193,725
Ford Motor Credit Co. LLC	3.532% (3 Mo. LIBOR + .93%	)#	9/24/2020	33,052	33,057,320
Ford Motor Credit Co. LLC	3.656% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	6,434	6,279,784
Ford Motor Credit Co. LLC	5.584%		3/18/2024	66,345	69,119,513
Ford Motor Credit Co. LLC	5.875%		8/2/2021	43,567	45,579,108
General Motors Co.	4.875%		10/2/2023	27,606	28,782,700
General Motors Financial Co., Inc.	3.15%		6/30/2022	57,254	56,844,416

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
General Motors Financial Co., Inc.	3.20%		7/6/2021	$23,156	$23,154,558
General Motors Financial Co., Inc.	4.20%		3/1/2021	56,815	57,750,212
General Motors Financial Co., Inc.	5.10%		1/17/2024	80,739	84,347,369
Harley-Davidson Financial Services, Inc.†	3.46% (3 Mo. LIBOR + .94%	)#	3/2/2021	4,425	4,430,040
Harley-Davidson Financial Services, Inc.†	3.55%		5/21/2021	1,000	1,010,010
Hyundai Capital America†	1.75%		9/27/2019	32,216	32,117,591
Hyundai Capital America†	2.00%		7/1/2019	3,760	3,757,821
Hyundai Capital America†	3.25%		9/20/2022	23,225	23,377,517
Hyundai Capital America†	3.45%		3/12/2021	8,901	8,992,851
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%		8/29/2022	47,447	47,428,918
Nissan Motor Acceptance Corp.†	2.55%		3/8/2021	1,165	1,158,413
Volkswagen Group of America Finance LLC†	3.475% (3 Mo. LIBOR + .94%	)#	11/12/2021	750	754,638
Total					667,481,653

Banks: Regional 5.42%
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	64,981	69,995,259
AIB Group plc (Ireland)†(d)	4.263%	#(e)	4/10/2025	25,833	26,204,146
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	22,919	23,760,675
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	20,000	18,303,620
ASB Bank Ltd. (New Zealand)†(d)	3.75%		6/14/2023	31,956	33,055,884
Associated Banc-Corp.	2.75%		11/15/2019	14,409	14,407,950
Associated Bank NA	3.50%		8/13/2021	27,007	27,415,228
Banco de Credito del Peru (Panama)†(d)	2.25%		10/25/2019	4,200	4,198,740
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	121,834	122,637,215
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023	30,413	31,355,529
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	88,358	99,703,444
BBVA Bancomer SA†	6.50%		3/10/2021	56,117	58,808,371
CIT Group, Inc.	4.125%		3/9/2021	18,321	18,504,576
CIT Group, Inc.	4.75%		2/16/2024	26,063	26,844,890
CIT Group, Inc.	5.00%		8/15/2022	3,109	3,231,868
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	46,599	46,563,664
Citigroup, Inc.	3.272% (3 Mo. LIBOR + .69%	)#	10/27/2022	70,181	70,173,309
Citigroup, Inc.	3.352%	#(e)	4/24/2025	42,016	42,564,849
Citigroup, Inc.	4.05%		7/30/2022	30,148	31,226,242
Citizens Bank NA/Providence RI	3.331% (3 Mo. LIBOR + .81%	)#	5/26/2022	2,483	2,491,740
Citizens Financial Group, Inc.†	4.15%		9/28/2022	4,253	4,366,105

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Credit Suisse AG (Switzerland)†(d)	6.50%		8/8/2023	$38,248	$41,518,204
Danske Bank A/S (Denmark)†(d)	2.00%		9/8/2021	11,268	10,989,989
Danske Bank A/S (Denmark)†(d)	2.75%		9/17/2020	43,848	43,766,619
Danske Bank A/S (Denmark)†(d)	2.80%		3/10/2021	75,774	75,621,975
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022	35,946	37,231,260
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	32,947	34,835,099
Discover Bank	3.35%		2/6/2023	26,689	27,055,522
Discover Bank	8.70%		11/18/2019	24,607	25,249,668
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR+ .82%	)#	10/31/2022	69,717	69,672,394
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR+ 1.05%	)#	6/5/2023	51,426	51,450,630
Goldman Sachs Group, Inc. (The)	3.696% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	57,938	58,406,896
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	28,945	30,446,281
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	19,411,863
Huntington Bancshares, Inc.	7.00%		12/15/2020	19,171	20,402,925
ING Bank NV (Netherlands)†(d)	5.80%		9/25/2023	18,400	20,066,523
Intesa Sanpaolo SpA (Italy)†(d)	6.50%		2/24/2021	77,183	80,652,892
Lloyds Bank plc (United Kingdom)†(d)	6.50%		9/14/2020	90,296	94,123,576
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	24,042	25,641,369
Macquarie Group Ltd. (Australia)†(d)	3.189%	#(e)	11/28/2023	27,716	27,689,365
Macquarie Group Ltd. (Australia)†(d)	4.15%	#(e)	3/27/2024	45,822	47,359,333
Macquarie Group Ltd. (Australia)†(d)	7.625%		8/13/2019	15,062	15,199,956
Manufacturers & Traders Trust Co.	3.16% (3 Mo. LIBOR + .64%	)#	12/1/2021	15,000	14,996,031
Manufacturers & Traders Trust Co.	3.645% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	12,384	12,388,136
Morgan Stanley	3.772% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	47,070	47,565,378
Morgan Stanley	4.875%		11/1/2022	54,575	58,102,612
Morgan Stanley	5.625%		9/23/2019	22,631	22,824,545
NBK SPC Ltd. (United Arab Emirates)†(d)	2.75%		5/30/2022	32,710	32,442,367
Nordea Bank Abp (Finland)†(d)	4.25%		9/21/2022	18,035	18,708,584
Nordea Bank Abp (Finland)†(d)	4.875%		5/13/2021	62,259	64,550,458
People’s United Bank NA	4.00%		7/15/2024	5,725	5,873,730
Popular, Inc.	6.125%		9/14/2023	13,517	14,125,265
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%		12/15/2022	14,683	15,625,112
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.40%		10/21/2019	24,148	24,466,140

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%		8/5/2021	$36,550	$36,411,183
Santander UK Group Holdings plc (United Kingdom)(d)	3.373%	#(e)	1/5/2024	36,966	36,690,365
Santander UK Group Holdings plc (United Kingdom)(d)	3.571%		1/10/2023	16,944	17,023,211
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(d)	5.875%		6/24/2020	29,122	30,023,935
Standard Chartered plc (United Kingdom)†(d)	4.247%	#(e)	1/20/2023	41,630	42,427,090
Swedbank AB (Sweden)†(d)	2.65%		3/10/2021	13,541	13,472,510
Swedbank AB (Sweden)†(d)	2.80%		3/14/2022	30,591	30,361,231
Turkiye Halk Bankasi AS (Turkey)†(d)	3.875%		2/5/2020	9,282	8,854,787
Turkiye Halk Bankasi AS (Turkey)†(d)	4.75%		6/4/2019	32,806	32,806,000
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%		5/30/2022	23,009	20,625,268
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023	28,476	24,578,632
UBS AG (Switzerland)(d)	5.125%		5/15/2024	26,615	27,828,937
UBS AG/Stamford CT	7.625%		8/17/2022	128,451	142,036,620
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.65%		2/1/2022	42,503	42,337,262
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.859%	#(e)	8/15/2023	10,282	10,228,308
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.491%		5/23/2023	28,338	28,702,237
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.744% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	37,578	37,916,427
Wells Fargo & Co.	3.75%		1/24/2024	27,382	28,451,132
Zions Bancorp N.A.	3.35%		3/4/2022	36,198	36,709,770
Zions Bancorp N.A.	3.50%		8/27/2021	10,181	10,350,186
Total					2,622,109,092

Beverages 0.16%
Bacardi Ltd.†	4.45%		5/15/2025	1,800	1,887,379
Keurig Dr Pepper, Inc.	3.20%		11/15/2021	25,234	25,437,222
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	49,630	51,626,335
Total					78,950,936

Biotechnology Research & Production 0.04%
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	17,628	17,539,860

Building Materials 0.49%
Boral Finance Pty Ltd. (Australia)†(d)	3.00%		11/1/2022	13,924	13,869,340
CPG Merger Sub LLC†	8.00%		10/1/2021	30,597	31,132,448

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
Griffon Corp.	5.25%		3/1/2022	$44,403	$44,347,496
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(d)	6.00%		12/30/2019	71,442	72,529,414
Johnson Controls International plc	5.00%		3/30/2020	225	229,033
Owens Corning	4.20%		12/1/2024	43,137	44,427,354
Owens Corning	4.20%		12/15/2022	7,970	8,249,559
Vulcan Materials Co.	3.17% (3 Mo. LIBOR + .65%	)#	3/1/2021	24,266	24,278,038
Total					239,062,682

Business Services 0.22%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.95%		1/19/2022	4,495	4,563,884
APX Group, Inc.	8.75%		12/1/2020	34,398	32,291,122
Ashtead Capital, Inc.†	5.625%		10/1/2024	15,631	16,158,546
IHS Markit Ltd. (United Kingdom)(d)	3.625%		5/1/2024	12,813	12,922,551
IHS Markit Ltd. (United Kingdom)(d)	4.125%		8/1/2023	13,549	14,062,372
NESCO LLC/NESCO Finance Corp.†	6.875%		2/15/2021	27,869	27,799,328
Total					107,797,803

Chemicals 0.64%
Blue Cube Spinco LLC	9.75%		10/15/2023	8,311	9,162,878
Braskem Netherlands Finance BV (Netherlands)†(d)	3.50%		1/10/2023	14,085	13,835,132
Celanese US Holdings LLC	4.625%		11/15/2022	13,901	14,638,272
Celanese US Holdings LLC	5.875%		6/15/2021	48,400	51,179,110
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.00%		7/19/2020	20,000	20,032,136
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%		7/19/2022	19,800	19,870,303
DowDuPont, Inc.	4.205%		11/15/2023	13,751	14,495,577
Equate Petrochemical BV (Netherlands)†(d)	3.00%		3/3/2022	11,400	11,317,293
Rayonier AM Products, Inc.†	5.50%		6/1/2024	9,125	7,409,591
SABIC Capital II BV (Netherlands)†(d)	4.00%		10/10/2023	18,560	19,107,520
Syngenta Finance NV (Netherlands)†(d)	3.698%		4/24/2020	21,687	21,783,968
Syngenta Finance NV (Netherlands)†(d)	3.933%		4/23/2021	26,837	27,208,802
Syngenta Finance NV (Netherlands)†(d)	4.441%		4/24/2023	9,425	9,722,868
Yara International ASA (Norway)†(d)	7.875%		6/11/2019	71,524	71,590,183
Total					311,353,633

Coal 0.06%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(d)	7.50%		12/11/2022	20,726	20,497,022
Peabody Energy Corp.†	6.00%		3/31/2022	7,563	7,534,639
Total					28,031,661

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.44%
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	$79,955	$81,960,882
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	66,222	70,439,142
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	19,099	19,383,992
GCI LLC	6.75%		6/1/2021	24,270	24,300,338
Hewlett Packard Enterprise Co.	3.318% (3 Mo. LIBOR + .72%	)#	10/5/2021	5,081	5,082,593
HT Global IT Solutions Holdings Ltd. (Mauritius)†(d)	7.00%		7/14/2021	9,770	10,092,410
Total					211,259,357

Computer Software 0.70%
CA, Inc.	3.60%		8/1/2020	13,326	13,390,206
First Data Corp.†	5.75%		1/15/2024	29,240	30,029,480
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%		11/30/2024	42,460	46,387,550
Infor US, Inc.	6.50%		5/15/2022	10,132	10,273,240
Informatica LLC†	7.125%		7/15/2023	30,288	30,650,850
RP Crown Parent LLC†	7.375%		10/15/2024	16,607	17,317,780
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	69,665	75,321,798
Sophia LP/Sophia Finance, Inc.†	9.00%		9/30/2023	32,338	33,469,830
TIBCO Software, Inc.†	11.375%		12/1/2021	79,672	84,302,935
Total					341,143,669

Construction/Homebuilding 0.31%
Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%		12/15/2020	51,305	51,240,869
Century Communities, Inc.	6.875%		5/15/2022	13,750	14,056,625
D.R. Horton, Inc.	4.375%		9/15/2022	9,273	9,621,373
D.R. Horton, Inc.	4.75%		2/15/2023	4,048	4,261,390
D.R. Horton, Inc.	5.75%		8/15/2023	18,701	20,387,479
M/I Homes, Inc.	6.75%		1/15/2021	13,024	13,219,360
Taylor Morrison Communities, Inc.	6.625%		5/15/2022	8,820	9,092,979
William Lyon Homes, Inc.	7.00%		8/15/2022	28,406	28,477,015
Total					150,357,090

Containers 0.21%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%		10/15/2020	97,616	97,889,607
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%		2/15/2021	3,029	3,040,442
Total					100,930,049

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.36%
AstraZeneca plc (United Kingdom)(d)	3.19% (3 Mo. LIBOR + .665%	)#	8/17/2023	$7,043	$7,015,692
AstraZeneca plc (United Kingdom)(d)	3.221% (3 Mo. LIBOR + .62%	)#	6/10/2022	1,442	1,436,511
Bayer US Finance II LLC†	2.75%		7/15/2021	18,595	18,520,592
Bayer US Finance II LLC†	3.50%		6/25/2021	10,876	10,971,116
Bayer US Finance II LLC†	3.621% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	5,797	5,691,688
Bayer US Finance II LLC†	3.875%		12/15/2023	53,683	54,628,562
Cardinal Health, Inc.	3.381% (3 Mo. LIBOR + .77%	)#	6/15/2022	3,976	3,952,026
Cigna Corp.†	2.965% (3 Mo. LIBOR + .35%	)#	3/17/2020	4,425	4,427,495
Cigna Corp.†	3.265% (3 Mo. LIBOR + .65%	)#	9/17/2021	14,794	14,798,814
Cigna Corp.†	3.487% (3 Mo. LIBOR + .89%	)#	7/15/2023	6,000	5,980,858
Elanco Animal Health, Inc.†	3.912%		8/27/2021	10,724	10,949,987
Elanco Animal Health, Inc.†	4.272%		8/28/2023	26,357	27,685,824
Teva Pharmaceutical Finance Co. BV (Curacao)(d)	3.65%		11/10/2021	6,532	6,131,915
Zoetis, Inc.	2.96% (3 Mo. LIBOR + .44%	)#	8/20/2021	1,425	1,414,507
Total					173,605,587

Electric: Power 1.60%
AES Corp. (The)	4.875%		5/15/2023	23,223	23,379,987
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%		5/1/2023	68,200	70,403,738
Comision Federal de Electricidad (Mexico)†(d)	4.875%		5/26/2021	47,121	48,381,958
Dominion Energy, Inc.	2.962%		7/1/2019	20,895	20,894,678
Dominion Energy, Inc.	4.104%		4/1/2021	75,393	76,958,198
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	22,662	24,151,409
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	27,314	28,503,531
Emera US Finance LP	2.70%		6/15/2021	2,374	2,366,714
Enel Finance International NV (Netherlands)†(d)	2.75%		4/6/2023	37,000	36,209,480
Enel Finance International NV (Netherlands)†(d)	2.875%		5/25/2022	90,277	89,318,201
Enel Finance International NV (Netherlands)†(d)	4.25%		9/14/2023	32,731	33,753,554
FirstEnergy Transmission LLC†	4.35%		1/15/2025	18,408	19,463,291
Jersey Central Power & Light Co.†	4.70%		4/1/2024	45,678	49,183,797
NRG Energy, Inc.†	3.75%		6/15/2024	28,889	29,394,269
Origin Energy Finance Ltd. (Australia)†(d)	5.45%		10/14/2021	18,162	19,203,826
PNM Resources, Inc.	3.25%		3/9/2021	18,627	18,757,886
PPL Capital Funding, Inc.	3.50%		12/1/2022	3,184	3,246,918
PPL Capital Funding, Inc.	3.95%		3/15/2024	11,765	12,224,689
PPL Capital Funding, Inc.	4.20%		6/15/2022	2,437	2,534,235
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%		5/1/2021	45,701	47,189,459

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
PSEG Power LLC	4.15%		9/15/2021	$1,165	$1,199,087
PSEG Power LLC	5.125%		4/15/2020	2,486	2,537,029
Puget Energy, Inc.	5.625%		7/15/2022	2,800	2,996,579
Puget Energy, Inc.	6.00%		9/1/2021	35,468	37,820,596
SCANA Corp.	4.125%		2/1/2022	16,222	16,525,770
SCANA Corp.	4.75%		5/15/2021	30,538	31,224,191
SCANA Corp.	6.25%		4/1/2020	15,162	15,490,677
Sempra Energy	2.875%		10/1/2022	7,390	7,384,643
Sempra Energy	3.061% (3 Mo. LIBOR + .45%	)#	3/15/2021	987	979,718
Sempra Energy	3.097% (3 Mo. LIBOR + .50%	)#	1/15/2021	1,000	997,139
TransAlta Corp. (Canada)(d)	4.50%		11/15/2022	3,623	3,719,464
Total					776,394,711

Electrical Equipment 1.06%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	57,781	56,309,401
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%		1/15/2022	84,755	84,320,820
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%		1/15/2024	71,174	70,599,915
Broadcom, Inc.†	3.125%		4/15/2021	44,352	44,413,758
Broadcom, Inc.†	3.125%		10/15/2022	66,333	66,067,551
Broadcom, Inc.†	3.625%		10/15/2024	84,529	83,214,337
KLA-Tencor Corp.	4.65%		11/1/2024	484	519,042
Marvell Technology Group Ltd.	4.20%		6/22/2023	27,368	28,243,589
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%		9/1/2022	10,454	10,647,399
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.125%		6/1/2021	36,522	37,175,744
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%		6/1/2023	28,043	29,229,219
Total					510,740,775

Electronics 0.19%
PerkinElmer, Inc.	5.00%		11/15/2021	55,052	57,491,421
Trimble, Inc.	4.15%		6/15/2023	25,968	26,730,104
Trimble, Inc.	4.75%		12/1/2024	9,077	9,476,197
Total					93,697,722

Entertainment 0.20%
Eldorado Resorts, Inc.	7.00%		8/1/2023	8,846	9,177,725
Scientific Games International, Inc.	6.25%		9/1/2020	24,837	24,899,093
Scientific Games International, Inc.	6.625%		5/15/2021	26,158	26,517,672
Scientific Games International, Inc.	10.00%		12/1/2022	32,155	33,861,466
Total					94,455,956

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%		5/26/2022	$8,657	$8,711,190
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.25%		7/1/2020	11,628	11,807,868
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.45%		12/16/2021	12,622	13,021,567
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%		10/30/2020	11,464	11,739,038
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024	8,989	9,506,897
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	5.00%		10/1/2021	1,150	1,198,841
Air Lease Corp.	4.25%		2/1/2024	31,091	32,319,184
Aircastle Ltd.	4.40%		9/25/2023	44,457	45,549,509
Aircastle Ltd.	5.00%		4/1/2023	19,704	20,583,257
Aircastle Ltd.	5.50%		2/15/2022	38,028	40,152,945
Aircastle Ltd.	7.625%		4/15/2020	15,193	15,757,525
Ally Financial, Inc.	3.875%		5/21/2024	25,151	25,088,123
Discover Financial Services	3.85%		11/21/2022	13,841	14,295,138
Discover Financial Services	5.20%		4/27/2022	35,645	37,955,749
E*TRADE Financial Corp.	2.95%		8/24/2022	24,782	24,867,399
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	2.342%		11/15/2020	188,195	186,384,498
International Lease Finance Corp.	8.25%		12/15/2020	95,118	102,548,948
International Lease Finance Corp.	8.625%		1/15/2022	50,645	57,587,421
Jefferies Financial Group, Inc.	5.50%		10/18/2023	58,920	62,606,665
Jefferies Group LLC	6.875%		4/15/2021	18,250	19,515,916
Jefferies Group LLC	8.50%		7/15/2019	194,757	195,957,383
Nationstar Mortgage Holdings, Inc.†	8.125%		7/15/2023	62,392	62,392,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021	37,971	37,800,890
Navient Corp.	4.875%		6/17/2019	11,269	11,274,071
Navient Corp.	5.00%		10/26/2020	43,636	44,235,995
Navient Corp.	5.875%		3/25/2021	16,713	17,104,920
Navient Corp.	6.625%		7/26/2021	60,898	63,322,349
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	5,390	5,567,062
Total					1,178,852,348

Food 0.09%
Campbell Soup Co.	3.241% (3 Mo. LIBOR + .63%	)#	3/15/2021	195	194,620
General Mills, Inc.	3.598% (3 Mo. LIBOR + 1.01%	)#	10/17/2023	2,900	2,917,777
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%		7/15/2024	8,907	9,163,076

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Kraft Heinz Foods Co.	3.365% (3 Mo. LIBOR + .82%	)#	8/10/2022	$2,300	$2,292,994
Smithfield Foods, Inc.†	2.70%		1/31/2020	14,159	14,122,968
Smithfield Foods, Inc.†	3.35%		2/1/2022	16,271	16,041,771
Total					44,733,206

Health Care Products 0.19%
Becton Dickinson & Co.	3.476% (3 Mo. LIBOR + .88%	)#	12/29/2020	20,400	20,405,731
Becton Dickinson and Co.	3.638% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	24,375	24,540,664
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%		2/15/2021	30,457	31,370,710
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%		11/1/2021	3,481	3,845,461
Zimmer Biomet Holdings, Inc.	3.375% (3 Mo. LIBOR + .75%	)#	3/19/2021	410	409,567
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	9,155	9,390,265
Total					89,962,398

Health Care Services 0.86%
Acadia Healthcare Co., Inc.	5.625%		2/15/2023	9,454	9,513,088
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	15,207	15,226,009
Centene Corp.	5.625%		2/15/2021	87,323	88,414,537
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	18,376	18,444,910
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	16,485	16,699,384
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	13,246	14,001,843
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	33,710	35,915,749
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	9,469	9,859,721
HCA, Inc.	5.00%		3/15/2024	71,545	76,452,810
Polaris Intermediate Corp. PIK 8.50%†	8.50%		12/1/2022	31,201	30,771,986
RegionalCare Hospital Partners Holdings, Inc.†	8.25%		5/1/2023	3,956	4,203,250
Select Medical Corp.	6.375%		6/1/2021	6,149	6,161,298
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024	25,583	26,734,235
Universal Health Services, Inc.†	4.75%		8/1/2022	63,316	63,711,725
Total					416,110,545

Household Equipment/Products 0.39%
Newell Brands, Inc.	3.85%		4/1/2023	108,564	109,407,812
Newell Brands, Inc.	4.00%		12/1/2024	51,222	51,545,055
Newell Brands, Inc.	4.70%		8/15/2020	4,882	4,994,032
Newell Brands, Inc.	5.00%		11/15/2023	13,555	13,971,264
Scotts Miracle-Gro Co. (The)	6.00%		10/15/2023	5,828	6,053,835
Spectrum Brands, Inc.	6.625%		11/15/2022	1,480	1,513,300
Total					187,485,298

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.27%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	$22,466	$23,027,650
American International Group, Inc.	3.75%	7/10/2025	1,250	1,277,833
Assurant, Inc.	4.20%	9/27/2023	27,456	28,306,946
AXA Equitable Holdings, Inc.	3.90%	4/20/2023	13,685	14,186,774
Brown & Brown, Inc.	4.20%	9/15/2024	467	486,347
CNO Financial Group, Inc.	4.50%	5/30/2020	8,190	8,311,621
Old Republic International Corp.	4.875%	10/1/2024	370	399,933
Protective Life Corp.	7.375%	10/15/2019	11,753	11,952,131
Unum Group	4.00%	3/15/2024	600	621,141
Willis North America, Inc.	7.00%	9/29/2019	33,915	34,333,908
Willis Towers Watson plc (United Kingdom)(d)	5.75%	3/15/2021	8,037	8,432,862
WR Berkley Corp.	5.375%	9/15/2020	1,000	1,035,443
Total				132,372,589

Investment Management Companies 0.02%
Huarong Finance Co. Ltd.	4.00%	7/17/2019	8,530	8,538,317

Leasing 0.58%
Aviation Capital Group LLC†	3.875%	5/1/2023	22,760	23,272,320
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	18,766	19,541,036
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%	1/15/2023	8,175	8,513,445
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	37,644	39,055,650
DAE Funding LLC (United Arab Emirates)†(d)	4.00%	8/1/2020	14,012	14,047,030
GATX Corp.	4.35%	2/15/2024	17,265	18,185,913
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	17,362	18,249,025
Park Aerospace Holdings Ltd. (Ireland)†(d)	3.625%	3/15/2021	11,530	11,568,164
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%	3/15/2023	32,898	33,347,716
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%	8/15/2022	9,011	9,400,726
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.45%	7/1/2024	50,772	51,387,425
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.65%	7/29/2021	22,820	23,227,986
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.90%	2/1/2024	6,137	6,348,061
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.125%	8/1/2023	1,040	1,085,250
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	2,500	2,604,470
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	3,005	3,179,019
Total				283,013,236

Leisure 0.35%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	53,346	54,813,015
NCL Corp. Ltd.†	4.75%	12/15/2021	11,341	11,454,410

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leisure (continued)
Royal Caribbean Cruises Ltd.	5.25%		11/15/2022	$57,280	$61,873,977
Silversea Cruise Finance Ltd.†	7.25%		2/1/2025	37,054	39,958,663
Total					168,100,065

Lodging 0.04%
Studio City Co., Ltd. (Macau)†(d)	7.25%		11/30/2021	7,152	7,411,260
Studio City Co., Ltd. (Macau)(d)	7.25%		11/30/2021	1,722	1,784,422
Wyndham Destinations, Inc.	5.625%		3/1/2021	11,538	11,941,830
Total					21,137,512

Machinery: Agricultural 0.50%
BAT Capital Corp.	2.764%		8/15/2022	29,569	29,337,724
BAT Capital Corp.	3.222%		8/15/2024	81,533	80,763,342
BAT Capital Corp.	3.398% (3 Mo. LIBOR + .88%	)#	8/15/2022	990	990,586
BAT International Finance plc (United Kingdom)†(d)	3.25%		6/7/2022	3,400	3,429,176
Pyxus International, Inc.	9.875%		7/15/2021	26,644	22,714,010
Reynolds American, Inc.	4.85%		9/15/2023	27,405	29,104,937
Viterra, Inc. (Canada)†(d)	5.95%		8/1/2020	72,047	74,417,202
Total					240,756,977

Machinery: Industrial/Specialty 0.72%
CNH Industrial Capital LLC	4.20%		1/15/2024	28,111	28,606,018
CNH Industrial Capital LLC	4.375%		11/6/2020	8,198	8,346,384
CNH Industrial Capital LLC	4.375%		4/5/2022	49,678	51,009,370
CNH Industrial Capital LLC	4.875%		4/1/2021	36,642	37,766,909
CNH Industrial NV (United Kingdom)(d)	4.50%		8/15/2023	75,304	77,886,174
Flowserve Corp.	4.00%		11/15/2023	6,810	6,911,490
Nvent Finance Sarl (Luxembourg)(d)	3.95%		4/15/2023	42,334	42,937,385
Roper Technologies, Inc.	3.65%		9/15/2023	26,649	27,474,012
Wabtec Corp.	3.911% (3 Mo. LIBOR + 1.30%	)#	9/15/2021	13,245	13,245,625
Wabtec Corp.	4.375%		8/15/2023	10,400	10,725,778
Wabtec Corp.	4.40%		3/15/2024	41,105	42,639,795
Total					347,548,940

Manufacturing 0.48%
Gates Global LLC/Gates Global Co.†	6.00%		7/15/2022	30,783	30,706,042
General Electric Co.	2.70%		10/9/2022	43,485	43,047,714
General Electric Co.	3.10%		1/9/2023	31,515	31,519,479
General Electric Co.	3.15%		9/7/2022	25,923	26,085,503
General Electric Co.	3.375%		3/11/2024	12,400	12,559,259

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Manufacturing (continued)
General Electric Co.	3.397% (3 Mo. LIBOR + .80%	)#	4/15/2020		$550	$551,524
General Electric Co.	3.45%		5/15/2024		31,824	32,184,233
General Electric Co.	4.65%		10/17/2021		27,372	28,456,824
General Electric Co.	5.30%		2/11/2021		8,415	8,728,272
General Electric Co./LJ VP Holdings LLC†	3.80%		6/18/2019		17,445	17,452,499
Total						231,291,349

Media 0.92%
Altice Financing SA (Luxembourg)†(d)	6.625%		2/15/2023		37,092	37,792,668
Altice Luxembourg SA (Luxembourg)†(b)(d)	7.75%		5/15/2022		20,029	20,429,580
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%		3/15/2021		43,356	43,491,487
Charter Communications Operating LLC/Charter Communications Operating Capital	4.229% (3 Mo. LIBOR + 1.65%	)#	2/1/2024		31,625	31,760,445
Cox Communications, Inc.†	2.95%		6/30/2023		56,407	56,398,331
Cox Communications, Inc.†	3.15%		8/15/2024		9,890	9,953,686
Cox Communications, Inc.†	3.25%		12/15/2022		62,150	63,076,960
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%		4/11/2022		18,425	18,805,200
Myriad International Holdings BV (Netherlands)†(d)	6.00%		7/18/2020		44,159	45,584,011
NBCUniversal Enterprise, Inc.†	5.25%		–	(f)	110,682	112,954,855
Virgin Media Finance plc (United Kingdom)†(d)	6.00%		10/15/2024		3,490	3,581,613
Total						443,828,836

Metal Fabricating 0.06%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%		12/15/2023		15,880	14,847,800
Zekelman Industries, Inc.†	9.875%		6/15/2023		14,188	14,932,870
Total						29,780,670

Metals & Minerals: Miscellaneous 1.86%
Anglo American Capital plc (United Kingdom)†(d)	3.625%		9/11/2024		85,525	85,933,480
Anglo American Capital plc (United Kingdom)†(d)	3.75%		4/10/2022		25,695	26,096,789
Anglo American Capital plc (United Kingdom)†(d)	4.125%		4/15/2021		37,543	38,173,159
Anglo American Capital plc (United Kingdom)†(d)	4.125%		9/27/2022		56,763	58,371,663
Century Aluminum Co.†	7.50%		6/1/2021		18,650	18,416,875
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.75%		5/15/2022		14,447	14,537,294
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%		3/15/2023		13,463	13,631,288
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%		5/15/2024		27,603	27,795,393
Freeport-McMoRan, Inc.	3.875%		3/15/2023		24,155	23,321,169
Freeport-McMoRan, Inc.	4.55%		11/14/2024		19,345	18,716,287
Freeport-McMoRan, Inc.	6.875%		2/15/2023		10,394	10,900,708

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%		10/25/2022	$61,531	$63,716,949
Glencore Funding LLC†	2.875%		4/16/2020	4,240	4,254,939
Glencore Funding LLC†	3.00%		10/27/2022	8,392	8,312,696
Glencore Funding LLC†	4.125%		5/30/2023	51,135	52,235,594
Glencore Funding LLC†	4.125%		3/12/2024	33,108	33,739,049
Glencore Funding LLC†	4.625%		4/29/2024	14,132	14,663,957
Hecla Mining Co.	6.875%		5/1/2021	19,472	18,255,000
Hudbay Minerals, Inc. (Canada)†(d)	7.25%		1/15/2023	18,392	18,598,910
Indonesia Asahan Aluminium Persero PT (Indonesia)†(d)	5.23%		11/15/2021	66,250	69,199,119
Joseph T Ryerson & Son, Inc.†	11.00%		5/15/2022	23,275	24,562,398
Kinross Gold Corp. (Canada)(d)	5.125%		9/1/2021	8,280	8,507,700
Kinross Gold Corp. (Canada)(d)	5.95%		3/15/2024	34,549	36,881,057
New Gold, Inc. (Canada)†(d)	6.25%		11/15/2022	8,412	7,192,260
Newmont Goldcorp Corp.†	3.625%		6/9/2021	91,364	92,643,270
Newmont Goldcorp Corp.†	3.70%		3/15/2023	48,382	49,785,735
Newmont Mining Corp.	3.50%		3/15/2022	16,500	16,757,653
Teck Resources Ltd. (Canada)†(d)	8.50%		6/1/2024	44,311	47,328,404
Total					902,528,795

Natural Gas 0.19%
Dominion Energy Gas Holdings LLC	3.60%		12/15/2024	500	515,948
National Fuel Gas Co.	3.75%		3/1/2023	19,522	19,833,806
National Fuel Gas Co.	4.90%		12/1/2021	21,911	22,741,061
National Fuel Gas Co.	7.395%		3/30/2023	4,000	4,554,970
Southern Star Central Corp.†	5.125%		7/15/2022	28,694	29,115,802
WGL Holdings, Inc.	3.147% (3 Mo. LIBOR + .55%	)#	3/12/2020	14,571	14,535,676
Total					91,297,263

Office Furniture & Business Equipment 0.01%
Xerox Corp.	5.625%		12/15/2019	6,594	6,659,940

Oil 3.87%
Afren plc (United Kingdom)†(d)(g)	6.625%		12/9/2020	8,099	67,306
Afren plc (United Kingdom)†(d)(g)	10.25%		4/8/2019	11,027	92,847
Afren plc (United Kingdom)†(d)(g)	11.50%		2/1/2016	16,833	141,735
Antero Resources Corp.	5.125%		12/1/2022	14,663	14,571,356
Apache Corp.	2.625%		1/15/2023	1,055	1,040,062
Callon Petroleum Co.	6.125%		10/1/2024	6,393	6,345,053
Canadian Natural Resources Ltd. (Canada)(d)	3.80%		4/15/2024	19,700	20,288,095

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Canadian Oil Sands Ltd. (Canada)†(d)	9.40%		9/1/2021	$3,351	$3,805,161
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023	56,034	52,041,577
Cenovus Energy, Inc. (Canada)(d)	5.70%		10/15/2019	1,710	1,725,225
Cimarex Energy Co.	4.375%		6/1/2024	11,272	11,800,527
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%		10/3/2023	101,925	108,162,097
CNX Resources Corp.	5.875%		4/15/2022	17,831	17,186,944
Concho Resources, Inc.	4.375%		1/15/2025	44,090	45,704,918
Continental Resources, Inc.	3.80%		6/1/2024	29,408	29,583,001
Continental Resources, Inc.	4.50%		4/15/2023	74,734	77,279,288
Continental Resources, Inc.	5.00%		9/15/2022	137,667	138,856,425
Diamondback Energy, Inc.	4.75%		11/1/2024	24,378	24,896,033
Energen Corp.	4.625%		9/1/2021	21,448	21,769,720
Eni SpA (Italy)†(d)	4.00%		9/12/2023	47,112	48,577,021
Eni SpA (Italy)†(d)	4.15%		10/1/2020	35,369	35,949,160
EQT Corp.	3.362% (3 Mo. LIBOR + .77%	)#	10/1/2020	1,805	1,803,291
Equinor ASA (Norway)†(d)	7.875%		12/9/2022	10,000	11,692,056
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(d)	6.51%		3/7/2022	22,562	24,247,494
Gulfport Energy Corp.	6.625%		5/1/2023	29,329	27,129,325
Harvest Operations Corp. (Canada)†(d)	4.20%		6/1/2023	8,250	8,704,797
Hess Corp.	3.50%		7/15/2024	8,605	8,483,359
HighPoint Operating Corp.	7.00%		10/15/2022	5,560	5,365,400
Husky Energy, Inc. (Canada)(d)	4.00%		4/15/2024	44,672	46,551,854
Kerr-McGee Corp.	6.95%		7/1/2024	41,560	48,923,478
Laredo Petroleum, Inc.	5.625%		1/15/2022	43,600	40,330,000
Lukoil International Finance BV (Netherlands)†(d)	6.125%		11/9/2020	20,352	21,146,807
Marathon Petroleum Corp.	5.375%		10/1/2022	34,350	34,925,069
Matador Resources Co.	5.875%		9/15/2026	25,000	24,875,000
Medco Straits Services Pte Ltd. (Singapore)†(d)	8.50%		8/17/2022	3,985	4,221,251
MEG Energy Corp. (Canada)†(d)	6.50%		1/15/2025	20,818	20,109,147
Montage Resources Corp.	8.875%		7/15/2023	27,332	24,188,820
Motiva Enterprises LLC†	5.75%		1/15/2020	44,822	45,503,600
Murphy Oil Corp.	6.875%		8/15/2024	37,185	38,557,781
Nexen, Inc. (Canada)(d)	6.20%		7/30/2019	8,005	8,049,548
Oasis Petroleum, Inc.	6.875%		3/15/2022	92,813	90,076,873
OGX Austria GmbH (Brazil)†(d)(g)	8.50%		6/1/2018	31,150	623
Parsley Energy LLC/Parsley Finance Corp.†	6.25%		6/1/2024	8,276	8,462,210
Petroleos Mexicanos (Mexico)(d)	3.50%		1/30/2023	54,720	52,755,552
Petroleos Mexicanos (Mexico)(d)	4.625%		9/21/2023	107,402	107,227,472

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Petroleos Mexicanos (Mexico)(d)	4.875%		1/18/2024	$44,464	$44,570,714
Petroleos Mexicanos (Mexico)(d)	5.50%		1/21/2021	56,529	58,196,605
Petroleos Mexicanos (Mexico)(d)	6.375%		2/4/2021	94,419	98,384,598
Pioneer Natural Resources Co.	7.50%		1/15/2020	9,915	10,192,565
Range Resources Corp.	5.00%		8/15/2022	51,474	48,875,592
Range Resources Corp.	5.00%		3/15/2023	14,105	13,264,765
Range Resources Corp.	5.75%		6/1/2021	23,488	23,488,000
Range Resources Corp.	5.875%		7/1/2022	7,447	7,335,295
Reliance Holdings USA, Inc.†	5.40%		2/14/2022	32,220	34,118,438
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%		11/30/2020	25,716	24,687,360
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.75%		4/16/2022	13,147	13,124,624
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%		4/16/2024	18,690	18,589,009
Seven Generations Energy Ltd. (Canada)†(d)	6.75%		5/1/2023	18,088	18,268,880
Seven Generations Energy Ltd. (Canada)†(d)	6.875%		6/30/2023	43,254	43,794,675
SM Energy Co.	6.125%		11/15/2022	28,246	27,469,235
Transocean Sentry Ltd.†	5.375%		5/15/2023	15,592	15,475,060
WPX Energy, Inc.	5.25%		9/15/2024	7,559	7,464,513
WPX Energy, Inc.	6.00%		1/15/2022	2,738	2,791,939
Total					1,873,306,225

Oil: Crude Producers 1.67%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.25%		1/15/2025	775	814,653
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.50%		12/1/2022	2,009	2,047,110
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%		10/15/2019	22,755	22,910,656
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	38,109	39,156,998
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	73,585	77,267,929
Boardwalk Pipelines LP	5.75%		9/15/2019	4,629	4,654,491
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	22,000	23,668,260
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	3,000	3,351,600
Enable Oklahoma Intrastate Transmission LLC†	6.25%		3/15/2020	4,000	4,094,114
Enbridge, Inc. (Canada)(d)	2.984% (3 Mo. LIBOR + .40%	)#	1/10/2020	1,800	1,800,618
Energy Transfer Operating LP	4.25%		3/15/2023	56,857	58,546,027
Energy Transfer Operating LP	5.875%		1/15/2024	65,953	72,108,536
Energy Transfer Operating LP	7.60%		2/1/2024	1,207	1,383,315
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	685	723,186
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%		9/1/2020	975	1,003,212

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	$3,629	$3,749,097
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,892	51,409,255
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	30,586	31,195,948
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	55,054	56,552,634
NGPL PipeCo LLC†	4.375%	8/15/2022	26,059	26,474,641
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	31,768	32,965,766
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	139,928	150,859,035
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	60,411	66,251,307
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	6,800	7,344,897
Spectra Energy Partners LP	4.60%	6/15/2021	11,937	12,311,214
Sunoco Logistics Partners Operations LP	3.45%	1/15/2023	1,564	1,575,791
Texas Eastern Transmission LP†	2.80%	10/15/2022	5,237	5,211,687
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,339	18,722,417
Texas Gas Transmission LLC†	4.50%	2/1/2021	22,284	22,746,904
Williams Cos., Inc. (The)	7.875%	9/1/2021	5,034	5,576,589
Total				806,477,887

Oil: Integrated Domestic 0.49%
National Oilwell Varco, Inc.	2.60%	12/1/2022	123,964	121,542,103
Oceaneering International, Inc.	4.65%	11/15/2024	15,458	14,762,390
Schlumberger Holdings Corp.†	3.75%	5/1/2024	66,150	68,150,949
SESI LLC	7.125%	12/15/2021	42,146	31,609,500
TechnipFMC plc (United Kingdom)(d)	3.45%	10/1/2022	2,514	2,554,084
Total				238,619,026

Paper & Forest Products 0.01%
Celulosa Arauco y Constitucion SA (Chile)(d)	4.75%	1/11/2022	1,962	2,030,179
West Fraser Timber Co. Ltd. (Canada)†(d)	4.35%	10/15/2024	958	987,184
Total				3,017,363

Real Estate Investment Trusts 0.76%
Brandywine Operating Partnership LP	4.10%	10/1/2024	5,554	5,742,726
Brixmor Operating Partnership LP	3.25%	9/15/2023	28,308	28,344,362
Brixmor Operating Partnership LP	3.65%	6/15/2024	14,576	14,731,974
Brixmor Operating Partnership LP	3.875%	8/15/2022	8,457	8,649,396
Digital Realty Trust LP	3.95%	7/1/2022	555	575,665
EPR Properties	5.25%	7/15/2023	13,622	14,520,474
EPR Properties	5.75%	8/15/2022	47,769	51,095,673
Equinix, Inc.	5.375%	1/1/2022	4,783	4,902,575
GLP Capital LP/GLP Financing II, Inc.	4.875%	11/1/2020	5,329	5,421,671

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
HCP, Inc.	4.20%		3/1/2024	$14,718	$15,402,028
HCP, Inc.	4.25%		11/15/2023	10,197	10,732,996
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	7,782	7,802,361
Healthcare Trust of America Holdings LP	3.70%		4/15/2023	613	622,699
Highwoods Realty LP	3.20%		6/15/2021	4,257	4,275,464
Kilroy Realty LP	3.45%		12/15/2024	18,500	18,865,617
Kilroy Realty LP	3.80%		1/15/2023	650	669,432
Regency Centers LP	3.75%		6/15/2024	2,000	2,066,404
SITE Centers Corp.	4.625%		7/15/2022	7,730	8,022,311
SL Green Operating Partnership LP	3.25%		10/15/2022	12,792	12,816,671
SL Green Realty Corp.	4.50%		12/1/2022	17,154	17,923,168
Vereit Operating Partnership LP	4.125%		6/1/2021	12,830	13,119,475
Vereit Operating Partnership LP	4.60%		2/6/2024	69,589	73,193,557
VEREIT Operating Partnership LP	4.625%		11/1/2025	39,000	41,212,053
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.25%		10/5/2020	3,240	3,263,312
Welltower, Inc.	4.50%		1/15/2024	3,659	3,902,693
Total					367,874,757

Retail 0.12%
AutoNation, Inc.	3.50%		11/15/2024	19,354	19,012,426
CEC Entertainment, Inc.	8.00%		2/15/2022	20,971	21,102,069
Dollar Tree, Inc.	3.70%		5/15/2023	15,368	15,677,815
Total					55,792,310

Savings & Loan 0.07%
People’s United Financial, Inc.	3.65%		12/6/2022	34,249	35,184,463

Steel 0.05%
Vale Overseas Ltd. (Brazil)(d)	4.375%		1/11/2022	22,257	22,824,553

Technology 0.61%
Alibaba Group Holding Ltd. (China)(d)	2.80%		6/6/2023	11,140	11,095,094
Baidu, Inc. (China)(d)	2.75%		6/9/2019	21,550	21,546,875
Baidu, Inc. (China)(d)	2.875%		7/6/2022	16,175	16,114,878
Baidu, Inc. (China)(d)	3.50%		11/28/2022	12,299	12,456,686
Baidu, Inc. (China)(d)	3.875%		9/29/2023	92,689	94,897,501
Baidu, Inc. (China)(d)	4.375%		5/14/2024	69,984	73,018,156
eBay, Inc.	3.059% (3 Mo. LIBOR + .48%	)#	8/1/2019	500	500,346
Tencent Holdings Ltd. (China)†(d)	3.28%		4/11/2024	60,870	61,152,719
VeriSign, Inc.	4.625%		5/1/2023	5,744	5,814,077
Total					296,596,332

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.55%
AT&T, Inc.	3.777% (3 Mo. LIBOR + 1.18%	)#	6/12/2024	$37,811	$38,011,991
British Telecommunications plc (United Kingdom)(d)	4.50%		12/4/2023	31,650	33,554,638
CommScope, Inc.†	5.50%		3/1/2024	19,456	19,747,256
GTH Finance BV (Netherlands)†(d)	6.25%		4/26/2020	9,400	9,542,034
Level 3 Financing, Inc.	6.125%		1/15/2021	2,400	2,418,000
Level 3 Parent LLC	5.75%		12/1/2022	5,042	5,067,210
T-Mobile USA, Inc.	6.00%		4/15/2024	42,682	44,389,280
Vodafone Group plc (United Kingdom)(d)	3.75%		1/16/2024	112,817	115,795,756
Total					268,526,165

Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021	6,114	5,777,730

Transportation: Miscellaneous 0.09%
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%		5/2/2023	20,485	21,095,054
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	13,534	13,737,010
XPO Logistics, Inc.†	6.50%		6/15/2022	9,645	9,818,610
Total					44,650,674
Total Corporate Bonds (cost $15,699,583,395)					15,753,570,106

FLOATING RATE LOANS(h) 3.48%

Aerospace/Defense 0.13%
Gol Luxco SA Term Loan (Luxembourg)(d)	6.50%		8/31/2020	4,615	4,695,763	(i)
TransDigm, Inc. 2018 New Tranche F Term Loan	4.939% (1 Mo. LIBOR + 2.50%	)	6/9/2023	57,926	57,015,584
Total					61,711,347

Air Transportation 0.33%
Air Canada 2018 Term Loan B (Canada) (d)	–	(j)	10/6/2023	4,000	4,005,620
American Airlines Replacement Term Loan B	4.428% (1 Mo. LIBOR + 2.00%	)	4/28/2023	43,176	42,591,333
American Airlines, Inc. 2017 Incremental Term Loan B	4.44% (1 Mo. LIBOR + 2.00%	)	12/14/2023	10,857	10,718,200
American Airlines, Inc. 2017 Replacement Term Loan	4.451% (1 Mo. LIBOR + 2.00%	)	10/12/2021	104,802	104,605,070
Total					161,920,223

Business Services 0.12%
Worldpay, LLC 2018 1st Lien Term Loan B4	4.146% (1 Wk. LIBOR + 1.75%) - 4.190%		8/9/2024	39,452	39,484,775

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
Worldpay, LLC 2018 New Term Loan A5	3.896% (1 Wk. LIBOR + 1.50%) - 3.940%		1/16/2023	$18,773	$18,780,929
Total					58,265,704

Computer Hardware 0.36%
CDW LLC Term Loan	4.19% (1 Mo. LIBOR + 1.75%	)	8/17/2023	26,106	26,114,960
Dell International LLC 2017 Refinancing Term Loan B	4.44% (1 Mo. LIBOR + 2.00%	)	9/7/2023	18,497	18,433,516
Dell International LLC Replacement Term Loan A2	4.19% (1 Mo. LIBOR + 1.75%	)	9/7/2021	127,694	127,705,001
Total					172,253,477

Computer Software 0.41%
First Data Corp. 2022D New Dollar Term Loan	4.437% (1 Mo. LIBOR + 2.00%	)	7/8/2022	16,813	16,808,544
First Data Corp. 2023 Initial Term Loan A	3.937% (1 Mo. LIBOR + 1.50%	)	10/26/2023	122,061	121,982,002
First Data Corp. 2024 New Dollar Term Loan A	4.437% (1 Mo. LIBOR + 2.00%	)	4/26/2024	43,180	43,169,237
Infor (US), Inc. Tranche B6 Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	2/1/2022	15,570	15,535,201
Total					197,494,984

Containers 0.02%
Berry Global, Inc. Term Loan S	4.201% (1 Mo. LIBOR + 1.75%	)	2/8/2020	4,512	4,507,840
Berry Global, Inc. Term Loan T	4.201% (1 Mo. LIBOR + 1.75%	)	1/6/2021	5,624	5,611,653
Total					10,119,493

Electric: Power 0.21%
AES Corp. (The) 2018 Other Term Loan	4.272% (3 Mo. LIBOR + 1.75%	)	5/31/2022	27,041	27,029,332
Pacific Gas & Electric Company Revolving Credit	4.74% (1 Mo. LIBOR + 2.25%	)	12/31/2020	18,512	17,270,122
PG&E Corp. DIP Delayed Draw Term Loan	1.125%		12/31/2020	7,347	7,383,735
PG&E Corp. DIP Initial Term Loan	2.25%		12/31/2020	22,042	22,152,210
TEX Operations Co. LLC Exit Term Loan B	–	(j)	8/4/2023	27,816	27,775,466
Total					101,610,865

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.12%
Analog Devices, Inc. Three Year Term Loan	3.555% (1 Mo. LIBOR + 1.25%	)	9/23/2019	$2,804	$2,800,729	(i)
Marvell Technology Group Ltd Term Loan A	3.845% (1 Mo. LIBOR + 1.75%	)	6/4/2021	53,248	53,148,382	(i)
Total					55,949,111

Entertainment 0.02%
GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.93% (1 Mo. LIBOR + 1.50%	)	4/28/2021	9,462	9,414,828	(i)

Financial Services 0.16%
Delos Finance 2018 S.a.r.l. New Term Loan (Luxembourg)(d)	4.351% (3 Mo. LIBOR + 1.75%	)	10/6/2023	38,759	38,723,042
Flying Fortress Holdings, LLC 2018 New Term Loan	4.351% (3 Mo. LIBOR + 1.75%	)	10/30/2022	40,379	40,372,056
Total					79,095,098

Food/Tobacco 0.05%
CEC Entertainment, Inc. Term Loan B	5.689% (1 Mo. LIBOR + 3.25%	)	2/14/2021	23,928	23,822,091

Health Care Services 0.08%
DaVita, Inc. Tranche B Term Loan	5.189% (1 Mo. LIBOR + 2.75%	)	6/24/2021	20,218	20,252,063
Jaguar Holding Co.II, LLC 2018 Term Loan	–	(j)	8/18/2022	19,416	19,232,426
Total					39,484,489

Investment Management Companies 0.13%
RPI Finance Trust Initial Term Loan B6	4.439% (1 Mo. LIBOR + 2.00%	)	3/27/2023	37,169	37,194,878
RPI Finance Trust Term Loan A4	3.939% (1 Mo. LIBOR + 1.50%	)	5/4/2022	27,805	27,839,698	(i)
Total					65,034,576

Leisure 0.03%
Life Time Fitness, Inc. 2017 Refinancing Term Loan	–	(j)	6/15/2022	13,560	13,524,353

Lodging 0.10%
Hilton Worldwide Finance, LLC Term Loan B2	4.18% (1 Mo. LIBOR + 1.75%	)	10/25/2023	48,440	48,379,614

Machinery: Industrial/Specialty 0.18%
Colfax Corporation Term Loan A2	4.189% (1 Mo. LIBOR + 1.75%	)	12/17/2020	79,803	79,802,503	(i)

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)
Flowserve Corp. 2012 Term Loan	4.101% (3 Mo. LIBOR + 1.50%	)	10/14/2020	$5,591	$5,612,217	(i)
Total					85,414,720

Manufacturing 0.01%
Tyco International Holding S.a.r.l. Term Loan (Luxembourg)(d)	4.158% (6 Mo. LIBOR + 1.25%	)	3/2/2020	6,344	6,331,848

Media 0.21%
Charter Communications Operating, LLC Term Loan A2	3.94% (1 Mo. LIBOR + 1.50%	)	3/31/2023	84,985	84,645,503
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.69% (1 Mo. LIBOR + 2.25%	)	9/30/2025	18,211	18,147,717
Total					102,793,220

Metal Fabricating 0.00%
Doncasters US Finance LLC 2nd Lien Term Loan	10.851% (3 Mo. LIBOR + 8.25%	)	10/9/2020	4,552	1,308,600

Miscellaneous 0.13%
HCA, Inc. Term Loan B11	4.189% (1 Mo. LIBOR + 1.75%	)	3/17/2023	51,283	51,336,385
Utex Industries, Inc. 1st Lien Initial Term Loan	6.439% (1 Mo. LIBOR + 4.00%	)	5/22/2021	9,504	9,171,630	(i)
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.689% (1 Mo. LIBOR + 7.25%	)	5/22/2022	3,938	3,694,356	(i)
Total					64,202,371

Oil 0.03%
Petroleos Mexicanos Term Loan (Mexico)(d)	3.29% (1 Mo. LIBOR + .85%	)	2/14/2020	12,268	12,206,660	(i)

Real Estate Investment Trusts 0.24%
Hudson Pacific Properties, L.P. 7-Year Term Loan	3.686% (1 Mo. LIBOR + 1.20%	)	4/1/2022	22,396	22,284,475	(i)
Invitation Homes Operating Partnership LP Initial Term Loan	4.137% (1 Mo. LIBOR + 1.70%	)	2/6/2022	71,209	69,784,820	(i)
MGM Growth Prop. Operating Partnership LP 2016 Term Loan A	–	(j)	6/14/2023	15,179	15,112,761	(i)
MGM Growth Properties Operating Partnership LP Delayed Draw Term Loan	–	(j)	6/14/2023	11,244	11,194,638	(i)
Total					118,376,694

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Retail 0.21%
Comfort Holding LLC 1st Lien Initial Term Loan	7.189% (1 Mo. LIBOR + 4.75%	)	2/5/2024		$12,669	$12,650,367
Comfort Holding LLC 2nd Lien Initial Term Loan	12.439% (1 Mo. LIBOR + 10.00%	)	2/3/2025		1,000	993,750	(i)
Panera Bread Co. Term Loan	4.25% (1 Mo. LIBOR + 1.75%	)	7/18/2022		64,827	63,550,596
Smart & Final Stores 1st Lien Term Loan	–	(j)	11/15/2022		22,480	22,469,434
Total						99,664,147

Technology 0.08%
Symantec Corporation Term Loan A5	4.18% (1 Mo. LIBOR + 1.75%	)	8/1/2021		17,241	17,209,094	(i)
Uber Technologies 2018 Incremental Term Loan B1	5.93% (1 Mo. LIBOR + 3.50%	)	7/13/2023		20,818	20,789,777
Total						37,998,871

Telecommunications 0.10%
CenturyLink, Inc. Initial Term Loan A	5.189% (1 Mo. LIBOR + 2.75%	)	11/1/2022		46,211	46,171,945

Wholesale 0.02%
Core & Main LP 2017 Term Loan B	–	(j)	8/1/2024		11,677	11,672,096
Total Floating Rate Loans (cost $1,687,890,717)						1,684,221,425

FOREIGN GOVERNMENT OBLIGATIONS 0.79%

Argentina 0.20%
Republic of Argentina(c)	3.375%		1/15/2023	EUR	23,684	19,159,927
Republic of Argentina(d)	4.625%		1/11/2023		$89,361	66,128,034
Republic of Argentina(d)	6.875%		4/22/2021		15,843	13,157,611
Total						98,445,572

Bahamas 0.01%
Commonwealth of Bahamas†(d)	5.75%		1/16/2024		5,000	5,267,500

Bermuda 0.11%
Government of Bermuda†	4.138%		1/3/2023		18,812	19,493,935
Government of Bermuda†	4.854%		2/6/2024		30,137	32,359,604
Total						51,853,539

Indonesia 0.24%
Indonesia Government International Bond(d)	4.45%		2/11/2024		25,000	26,205,550
Perusahaan Penerbit SBSN†(d)	3.40%		3/29/2022		62,502	62,811,385

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Indonesia (continued)
Perusahaan Penerbit SBSN†(d)	3.75%		3/1/2023	$13,995	$14,176,935
Republic of Indonesia†(d)	3.70%		1/8/2022	10,939	11,111,934
Total					114,305,804

Netherlands 0.00%
Republic of Angola Via Northern Lights III BV (Netherlands)(d)	7.00%		8/17/2019	1,633	1,639,635

Romania 0.12%
Republic of Romania†(d)	6.75%		2/7/2022	53,948	58,944,124

South Korea 0.01%
Korea Expressway Corp. (South Korea)†(d)	3.625%		10/22/2021	6,441	6,608,076

Sri Lanka 0.05%
Republic of Sri Lanka†(d)	5.75%		4/18/2023	21,860	21,333,677

Turkey 0.05%
Republic of Turkey(d)	7.50%		11/7/2019	22,125	22,356,804
Total Foreign Government Obligations (cost $402,582,687)					380,754,731

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.63%
Federal Home Loan Mortgage Corp. K722 X1 IO	1.307%	#(k)	3/25/2023	194,095	7,726,253
Federal Home Loan Mortgage Corp. K061 X1 IO	0.178%	#(k)	11/25/2026	570,905	7,503,975
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	32,869	32,441,579
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(k)	8/16/2051	22,783	22,498,091
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	46,785	45,825,322
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	55,047	53,796,205
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.51%	#(k)	8/25/2045	13,308	13,285,954
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.155%	#(k)	4/25/2046	30,870	30,931,539
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	58,058	57,022,039
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	45,181	44,696,111
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	67,533	67,390,622
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	64,271	64,243,346
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	45,628	45,142,122
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	68,605	68,574,948
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	45,879	45,568,924
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	45,152	44,669,822
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	22,576	22,232,863
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	55,152	54,659,361

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	$22,655	$22,407,251
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	42,789	42,673,174
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	44,220	44,185,032
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	36,312	36,239,906
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	35,837	35,517,955
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	49,199	48,935,497
Government National Mortgage Assoc. 2014-172 A	3.05%	#(k)	1/16/2049	7,432	7,435,697
Government National Mortgage Assoc. 2014-164 AK	2.90%	#(k)	3/16/2055	13,302	13,150,985
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.35%	#(k)	5/25/2045	11,200	11,198,309
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,244	4,105,066
Government National Mortgage Assoc. 2013-162 A	2.75%	#(k)	9/16/2046	8,424	8,286,193
Government National Mortgage Assoc. 2013-171 IO	0.889%	#(k)	6/16/2054	33,555	1,391,864
Government National Mortgage Assoc. 2013-193 IO	0.905%	#(k)	1/16/2055	83,718	3,469,551
Government National Mortgage Assoc. 2014-15 IO	0.777%	#(k)	8/16/2054	38,717	1,519,450
Government National Mortgage Assoc. 2014-112 A	3.00%	#(k)	1/16/2048	15,388	15,342,381
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.51%	#(k)	8/25/2045	15,500	15,468,961
Federal Home Loan Mortgage Corp. 2014-K503 B†	2.983%	#(k)	10/25/2047	34,442	34,368,384
Federal Home Loan Mortgage Corp. K503 X1 IO	0.358%	#(k)	8/25/2019	12,378	124
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	13,388	13,340,438
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(k)	8/16/2055	12,076	12,198,663
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(k)	5/16/2054	24,609	24,555,064
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(k)	2/16/2049	13,887	13,962,085
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	4,604	4,570,371
Government National Mortgage Assoc. 2014-78 IO	0.566%	#(k)	3/16/2056	43,660	1,382,016
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	6,112	6,071,712
Government National Mortgage Assoc. 2014-64 IO	1.084%	#(k)	12/16/2054	34,218	1,722,535
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	30,205	30,086,695
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	36,597	36,119,849
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	20,628	20,855,746
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	32,632	32,807,033
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,283,400,217)					1,271,577,063

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.76%
Federal Home Loan Mortgage Corp.	4.615% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	11,401	11,916,056

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	4.685% (12 Mo. LIBOR + 1.81%	)#	8/1/2041	$4,961	$5,185,697
Federal National Mortgage Assoc.	2.825% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	16,511	16,774,300
Federal National Mortgage Assoc.	4.497% (12 Mo. LIBOR + 1.66%	)#	9/1/2036	4,395	4,594,562
Federal National Mortgage Assoc.	4.609% (12 Mo. LIBOR + 1.73%	)#	10/1/2036	6,501	6,833,193
Federal National Mortgage Assoc.	2.673% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	13,380	13,551,345
Federal National Mortgage Assoc.	2.725% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	10,988	11,136,105
Federal National Mortgage Assoc.	3.669% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	11,521	11,864,514
Federal National Mortgage Assoc.	2.925% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	10,679	10,851,765
Federal National Mortgage Assoc.	4.756% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	4,758	5,008,415
Federal National Mortgage Assoc.	4.64% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	9,580	10,016,964
Federal National Mortgage Assoc.	5.50%		1/1/2035	881	967,275
Federal Home Loan Mortgage Corp.	4.825% (12 Mo. LIBOR + 1.97%	)#	2/1/2037	5,837	6,175,769
Federal Home Loan Mortgage Corp.	4.612% (12 Mo. LIBOR + 1.78%	)#	5/1/2037	3,328	3,503,066
Federal Home Loan Mortgage Corp.	4.704% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	4,571	4,799,948
Federal National Mortgage Assoc.	4.684% (12 Mo. LIBOR + 1.75%	)#	11/1/2038	8,034	8,450,644
Federal National Mortgage Assoc.	4.393% (12 Mo. LIBOR + 1.59%	)#	8/1/2034	9,995	10,422,620
Federal National Mortgage Assoc.	4.634% (12 Mo. LIBOR + 1.66%	)#	12/1/2036	4,586	4,803,286
Federal National Mortgage Assoc.	4.223% (12 Mo. LIBOR + 1.84%	)#	7/1/2040	3,083	3,237,945
Federal National Mortgage Assoc.	4.577% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	2,115	2,215,294
Federal National Mortgage Assoc.	4.662% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	3,806	3,986,189
Federal National Mortgage Assoc.	4.692% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	7,979	8,363,083

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	4.923% (1 Yr Treasury Constant Maturity Rate + 2.51%	)#	12/1/2035	$5,280	$5,601,333
Federal National Mortgage Assoc.	4.71% (1 Yr Treasury Constant Maturity Rate + 2.19%	)#	1/1/2038	3,409	3,591,009
Federal National Mortgage Assoc.	4.52%	#	1/1/2038 - 9/1/2038	8,282	8,673,176
Federal National Mortgage Assoc.	4.321% (12 Mo. LIBOR + 1.51%	)#	10/1/2035	9,210	9,580,538
Federal National Mortgage Assoc.	4.298% (12 Mo. LIBOR + 1.57%	)#	11/1/2036	2,997	3,130,790
Federal Home Loan Mortgage Corp.	4.635% (12 Mo. LIBOR + 1.79%	)#	10/1/2038	4,792	5,038,462
Federal Home Loan Mortgage Corp.	4.788% (12 Mo. LIBOR + 1.94%	)#	9/1/2036	12,465	13,145,655
Federal Home Loan Mortgage Corp.	4.591% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	12,469	13,098,617
Federal Home Loan Mortgage Corp.	4.604% (12 Mo. LIBOR + 1.72%	)#	4/1/2037	8,452	8,870,214
Federal National Mortgage Assoc.	4.472% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	6,944	7,250,168
Federal National Mortgage Assoc.	4.427% (12 Mo. LIBOR + 1.53%	)#	3/1/2039	4,899	5,112,309
Federal National Mortgage Assoc.	4.395% (12 Mo. LIBOR + 1.53%	)#	2/1/2036	5,287	5,508,065
Federal Home Loan Mortgage Corp.	3.037% (12 Mo. LIBOR + 1.64%	)#	10/1/2043	1,903	1,934,052
Federal Home Loan Mortgage Corp.	3.13% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	2,767	2,821,570
Federal National Mortgage Assoc.	2.945% (12 Mo. LIBOR + 1.74%	)#	5/1/2042	20,559	20,921,678
Federal Home Loan Mortgage Corp.	3.67% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	6,653	6,899,917
Federal Home Loan Mortgage Corp.	4.748% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	1,458	1,526,106
Federal National Mortgage Assoc.	4.824% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	3,111	3,273,260
Federal National Mortgage Assoc.	4.705% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	10,945	11,452,590
Federal National Mortgage Assoc.	4.61% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	11,352	11,880,332

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	4.63% (12 Mo. LIBOR + 1.81%	)#	6/1/2041	$3,109	$3,274,999
Federal National Mortgage Assoc.	4.544% (12 Mo. LIBOR + 1.69%	)#	8/1/2038	2,586	2,700,252
Federal National Mortgage Assoc.	4.647% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	2,777	2,917,268
Federal Home Loan Mortgage Corp.	4.754% (12 Mo. LIBOR + 1.65%	)#	2/1/2038	3,770	3,952,123
Federal Home Loan Mortgage Corp.	4.708% (12 Mo. LIBOR + 1.88%	)#	9/1/2035	3,464	3,643,119
Federal National Mortgage Assoc.	4.881% (12 Mo. LIBOR + 1.90%	)#	12/1/2038	3,534	3,744,450
Federal National Mortgage Assoc.	4.138% (12 Mo. LIBOR + 1.26%	)#	6/1/2038	2,344	2,418,476
Federal National Mortgage Assoc.	4.464% (12 Mo. LIBOR + 1.61%	)#	4/1/2038	8,169	8,546,733
Federal National Mortgage Assoc.	4.32% (12 Mo. LIBOR + 1.47%	)#	12/1/2035	12,197	12,690,550
Federal National Mortgage Assoc.	3.645% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	5,584	5,775,985
Total Government Sponsored Enterprises Pass-Throughs (cost $372,709,613)					370,650,287

MUNICIPAL BONDS 0.10%

Miscellaneous
IL State GO	6.20%		7/1/2021	174	179,558
Illinois	4.95%		6/1/2023	30,556	31,612,932
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	8,075	7,931,749
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	1,000	1,001,040
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	6,900	7,021,923
Total Municipal Bonds (cost $47,428,512)					47,747,202

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.59%
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(k)	9/25/2042	2,394	2,362,710
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%	#(k)	8/10/2035	214,200	3,445,129
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	55,263	54,886,982
A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	3,039	3,037,083
AD Mortgage Trust 2017-330M A†	3.188%	#(k)	8/15/2034	3,560	3,647,313
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	14,470	14,616,190

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	$24,596	$24,861,770
AREIT Trust 2018-CRE2 A†	3.418% (1 Mo. LIBOR + .98%	)#	11/14/2035	69,774	69,838,976
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.37% (1 Mo. LIBOR + .93%	)#	12/15/2036	19,170	19,118,843
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.94% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	31,196	31,173,788
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.39% (1 Mo. LIBOR + .95%	)#	6/15/2035	51,559	51,363,277
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.87% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	28,355	28,381,730
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.09% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	9,012	9,017,979
Aventura Mall Trust 2013-AVM A†	3.743%	#(k)	12/5/2032	43,213	43,854,610
Aventura Mall Trust 2013-AVM D†	3.743%	#(k)	12/5/2032	11,000	11,160,003
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	4.04% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	10,221	10,221,997
BAMLL Commercial Mortgage Securities Trust 2019-RLJ A†	3.55% (1 Mo. LIBOR + 1.05%	)#	4/15/2036	9,729	9,741,160
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,912	36,022,980
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.973%	#(k)	7/15/2049	86,860	7,561,529
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.29% (1 Mo. LIBOR + .85%	)#	1/15/2033	28,890	28,750,467
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	3.29% (1 Mo. LIBOR + .85%	)#	8/15/2032	6,472	6,460,594
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	3.44% (1 Mo. LIBOR + 1.00%	)#	3/15/2036	54,400	54,444,000
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	29,264	30,315,063
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	71,029,990
BB-UBS Trust 2012-TFT B†	3.468%	#(k)	6/5/2030	7,850	7,746,245
BB-UBS Trust 2012-TFT C†	3.468%	#(k)	6/5/2030	14,354	14,124,283
BBCMS Mortgage Trust 2017-DELC A†	3.29% (1 Mo. LIBOR + .85%	)#	8/15/2036	43,785	43,733,088
BBCMS Mortgage Trust 2018-TALL A†	3.162% (1 Mo. LIBOR + .72%	)#	3/15/2037	41,484	41,297,492
BBCMS Mortgage Trust 2018-TALL E†	4.877% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	49,994	50,019,937
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,514,153
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,793,842
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	7,560	7,616,739
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,519,089

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust 2015-STP C†	4.284%	#(k)	9/10/2028	$23,900	$24,145,233
BBCMS Trust 2015-STP XA IO†	0.962%	#(k)	9/10/2028	216,786	2,219,892
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	28,265	28,199,616
BBCMS Trust 2018-BXH A†	3.44% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	15,000	14,953,805
BDS 2018-FL1 A†	3.282% (1 Mo. LIBOR + .85%	)#	1/15/2035	48,201	48,232,529
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	4,140	4,160,762
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(k)	3/10/2033	103,040	2,284,036
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	9,488	9,639,537
BX Commercial Mortgage Trust 2018-BIOA A†	3.111% (1 Mo. LIBOR + .67%	)#	3/15/2037	118,269	117,961,394
BX Trust 2017-APPL A†	3.32% (1 Mo. LIBOR + .88%	)#	7/15/2034	32,570	32,530,893
BX Trust 2017-APPL D†	4.49% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	21,454	21,488,984
BX Trust 2017-APPL E†	5.59% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	32,923	33,109,737
BX Trust 2017-SLCT A†	3.36% (1 Mo. LIBOR + .92%	)#	7/15/2034	13,154	13,158,207
BX Trust 2017-SLCT B†	3.64% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	30,795	30,808,871
BX Trust 2017-SLCT C†	3.84% (1 Mo. LIBOR + 1.40%	)#	7/15/2034	18,765	18,776,148
BX Trust 2017-SLCT D†	4.49% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	74,720	74,813,059
BX Trust 2017-SLCT E†	5.59% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	56,002	56,387,910
BX Trust 2018-BILT A†	3.24% (1 Mo. LIBOR + .80% Floor .80%	)#	5/15/2030	41,628	41,494,749
BX Trust 2018-BILT D†	4.21% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2030	11,427	11,443,690
BX Trust 2018-GW A†	3.24% (1 Mo. LIBOR + .80%	)#	5/15/2035	21,579	21,489,587
BX Trust 2018-GW D†	4.21% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	15,601	15,614,071
BXP Trust 2017-CQHP A†	3.29% (1 Mo. LIBOR + .85%	)#	11/15/2034	41,359	41,287,726
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	189,618	195,684,297
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	94,705	97,974,330
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	55,141	57,343,398
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(k)	10/15/2034	28,230	29,372,036
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(k)	10/15/2034	95,392	98,033,672
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823%	#(k)	10/15/2034	495,108	12,816,861
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(k)	10/15/2034	314,538	4,157,815
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%		5/15/2052	5,498	5,762,339
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.748%	#(k)	12/15/2047	8,307	8,772,521
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.722%	#(k)	5/10/2058	69,492	6,377,239
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.177%	#(k)	11/10/2049	157,543	10,772,080
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.746%	#(k)	12/10/2054	146,629	6,828,586

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	$40,657	$42,535,695
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,789,236
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,277,643
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,235,984
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	6,026	6,006,496
CHT Mortgage Trust 2017-CSMO A†	3.37% (1 Mo. LIBOR + 1.93%	)#	11/15/2036	92,398	92,437,768
CHT Mortgage Trust 2017-CSMO B†	3.84% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	32,200	32,216,074
CHT Mortgage Trust 2017-CSMO D†	4.69% (1 Mo. LIBOR + 2.25%	)#	11/15/2036	28,625	28,698,601
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	33,314	33,885,166
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.163%	#(k)	9/10/2045	218,445	1,144,518
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	14,500	14,871,928
Citigroup Commercial Mortgage Trust 2013-375P B†	3.518%	#(k)	5/10/2035	23,000	23,610,107
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.394%	#(k)	4/10/2046	373,697	16,717,267
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371%	#(k)	9/10/2046	13,315	14,280,164
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,716	4,953,842
Citigroup Commercial Mortgage Trust 2014-GC19 A4	4.023%		3/10/2047	12,490	13,267,480
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.191%	#(k)	5/10/2047	190,675	9,389,130
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.221%	#(k)	7/10/2047	120,131	1,377,770
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,186	9,324,442
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.37%	#(k)	2/10/2048	122,645	7,278,621
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.389%	#(k)	6/10/2048	244,489	4,889,309
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.865%	#(k)	11/10/2048	178,563	6,794,073
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.29%	#(k)	2/10/2049	100,233	6,694,000

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.779%	#(k)	4/10/2049	$67,664	$6,408,151
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.617%	#(k)	7/25/2036	3,373	3,338,478
CityLine Commercial Mortgage Trust 2016-CLNE A†	2.778%	#(k)	11/10/2031	16,235	16,480,640
COMM PANW Mortgage Trust 2017 D†	3.935%	#(k)	10/10/2029	18,022	18,568,791
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.992%	#(k)	7/10/2046	17,961	18,577,529
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.127%	#(k)	7/10/2046	12,446	12,778,141
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,590,656
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.763%	#(k)	10/15/2045	229,114	10,146,102
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,526,551
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.106%	#(k)	12/10/2044	62,230	2,863,856
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	17,688	17,496,134
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21%	#(k)	8/10/2046	9,960	10,632,605
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	17,392	18,175,576
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	4,953,786
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	31,637	32,380,231
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.23%	#(k)	3/10/2046	192,928	6,971,057
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612%	#(k)	6/10/2046	20,290	21,141,299
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.446%	#(k)	6/10/2046	448,372	6,219,775
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.232%	#(k)	7/10/2045	34,885	37,231,072
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,479,903
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	17,016	16,859,488
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#(k)	3/10/2031	265,903	2,778,580

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014 CR17 A4	3.70%		5/10/2047	$60,470	$63,516,999
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611%	#(k)	8/10/2049	8,060	8,502,532
Commercial Mortgage Pass-Through Certificates 2014-CR16 A4	4.051%		4/10/2047	22,071	23,457,274
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,241,199
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	25,645	27,104,516
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	18,366	19,184,815
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	10,728,089
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.129%	#(k)	8/10/2047	101,542	4,053,217
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.921%	#(k)	12/10/2047	113,583	4,357,712
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.859% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	823	821,640
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	73,012	76,675,675
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	18,061	19,197,897
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.885%	#(k)	10/10/2047	146,640	3,785,030
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342	14,093,189
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.007%	#(k)	9/10/2047	250,806	7,309,244
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#(k)	5/10/2048	8,800	8,809,154
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.702%	#(k)	7/10/2050	184,434	5,217,076
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	7,414	7,406,425
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	5,260	5,471,455
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#(k)	8/10/2029	7,193	7,199,695
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#(k)	8/10/2029	6,850	6,792,739

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust 2006-GG7 AM	5.659%	#(k)	7/10/2038	$19,330	$19,464,345
Commercial Mortgage Trust 2016-CD1 XA IO	1.419%	#(k)	8/10/2049	119,013	9,158,501
Core Industrial Trust 2015-CALW XA IO†	0.81%	#(k)	2/10/2034	183,704	3,357,311
Core Industrial Trust 2015-TEXW A†	3.077%		2/10/2034	842	858,358
Core Industrial Trust 2015-WEST XA IO†	0.935%	#(k)	2/10/2037	180,155	8,616,396
Core Industrial Trust 2015-WEST XB IO†	0.704%	#(k)	2/10/2037	90,323	3,321,610
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	3.69% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	8,300	8,311,342
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	4.34% (1 Mo. LIBOR + 1.90%	)#	1/15/2034	33,700	33,792,985
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	5.19% (1 Mo. LIBOR + 2.75%	)#	1/15/2034	21,900	22,024,462
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ D†	6.04% (1 Mo. LIBOR + 3.60%	)#	1/15/2034	6,000	6,050,143
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	9,877,078
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	9,982,912
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	2.587% (1 Mo. LIBOR + .11%	)#	2/27/2037	2,420	2,380,361
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.559%	#(k)	6/26/2036	1,560	1,574,156
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(k)	9/15/2037	115,519	3,359,857
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.39% (1 Mo. LIBOR + .95%	)#	2/15/2031	37,217	37,092,271
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.79% (1 Mo. LIBOR + 1.35%	)#	2/15/2031	12,038	12,023,162
Credit Suisse Mortgage Capital Certificates 2017-HD C†	4.14% (1 Mo. LIBOR + 1.70%	)#	2/15/2031	6,721	6,706,205
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.94% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	12,130	12,088,205
Credit Suisse Mortgage Capital Certificates 2017-HD E†	6.09% (1 Mo. LIBOR + 3.65%	)#	2/15/2031	17,624	17,574,429
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,601	64,847,669
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,192,460
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,446,460
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(k)	4/5/2033	9,850	9,808,523

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	$45,816	$46,760,506
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(k)	7/10/2034	8,250	8,372,296
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197%	#(k)	7/10/2034	9,093	9,057,303
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†(b)	3.443% (1 Mo. LIBOR + .98%	)#	5/15/2036	97,265	97,362,265
Credit Suisse Mortgage Capital Certificates 2019-ICE4 B†(b)	3.693% (1 Mo. LIBOR + 1.23%	)#	5/15/2036	98,596	98,694,596
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†(b)	3.893% (1 Mo. LIBOR + 1.43%	)#	5/15/2036	105,392	105,497,392
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.39% (1 Mo. LIBOR + .95%	)#	12/15/2030	18,561	18,505,195
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	4.04% (1 Mo. LIBOR + 1.60%	)#	12/15/2030	14,832	14,806,083
CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	16,706	17,063,973
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	13,898,351
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.789%	#(k)	1/15/2049	208,389	17,649,379
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.026%	#(k)	11/15/2049	230,257	12,776,811
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,551	49,621,681
DBGS Mortgage Trust 2018 5BP A†	3.085%	#(k)	6/15/2033	38,755	38,570,906
DBGS Mortgage Trust 2018-BIOD A†	3.243% (1 Mo. LIBOR + .80%	)#	5/15/2035	49,317	49,313,092
DBJPM Mortgage Trust 2016-C3 XA IO	1.494%	#(k)	9/10/2049	195,503	16,882,538
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	6,783	6,817,451
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	17,793	18,377,090
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(k)	7/10/2044	6,825	7,119,602
DBUBS Mortgage Trust 2011-LC3A PM4†	5.098%	#(k)	5/10/2044	9,200	9,415,970
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	16,616	16,602,497
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(k)	6/10/2034	32,835	521,415
DBWF Mortgage Trust 2018-AMXP A†	3.747%	#(k)	5/5/2035	303,200	314,890,028
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(k)	5/5/2035	53,868	56,102,714
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(k)	5/5/2035	49,438	50,912,983
DBWF Mortgage Trust 2018-AMXP D†	3.791%	#(k)	5/5/2035	6,780	6,947,432
DBWF Mortgage Trust 2018-GLKS A†	3.471% (1 Mo. LIBOR + 1.03%	)#	11/19/2035	75,649	75,729,960
DBWF Mortgage Trust 2018-GLKS B†	3.791% (1 Mo. LIBOR + 1.35%	)#	11/19/2035	12,250	12,262,956
DBWF Mortgage Trust 2018-GLKS D†	4.841% (1 Mo. LIBOR + 2.40%	)#	11/19/2035	34,200	34,287,388

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Exantas Capital Corp., Ltd. 2019-RSO7 A†	3.432% (1 Mo. LIBOR + 1.00%	)#	4/15/2036	$38,953	$39,036,511
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	3.932% (1 Mo. LIBOR + 1.50%	)#	4/15/2036	38,900	38,977,115
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#(k)	12/15/2034	33,165	33,069,999
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#(k)	12/15/2034	5,440	5,419,004
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(k)	12/15/2034	9,970	9,925,786
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.382%	#(k)	12/15/2034	16,767	16,650,989
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,877,642
Great Wolf Trust 2017-WOLF D†	4.54% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	70,104	70,225,715
Great Wolf Trust 2017-WOLF E†	5.54% (1 Mo. LIBOR + 3.10%	)#	9/15/2034	76,090	76,340,427
Great Wolf Trust 2017-WOLF F†	6.51% (1 Mo. LIBOR + 4.07%	)#	9/15/2034	15,289	15,380,725
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,363,069
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	43,512,021
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.458%	#(k)	12/10/2030	14,494	14,499,137
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	34,764	34,741,076
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,258,699
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#(k)	12/10/2027	22,300	22,271,168
GS Mortgage Securities Corp. II 2013-KING E†	3.435%	#(k)	12/10/2027	3,000	2,985,107
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	9,400	9,673,499
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	66,194	68,142,071
GS Mortgage Securities Corp. Trust 2012-ALOH B†	4.049%		4/10/2034	10,750	11,025,557
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13%	#(k)	4/10/2034	6,779	6,965,768
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	110,457	110,412,541
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	51,853	51,830,287
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	44,883,347
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,442,147
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067%	#(k)	2/10/2029	13,648	13,811,776
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	42,579,187
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,294	31,137,787
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.29% (1 Mo. LIBOR + .85%	)#	7/15/2032	35,859	35,856,066
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.54% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	16,811	16,536,249
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.79% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	15,428	15,104,537

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.39% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	$19,051	$18,650,394
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.382% (1 Mo. LIBOR + .95%	)#	11/15/2035	73,368	73,325,593
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.19% (1 Mo. LIBOR + 2.75%	)#	11/15/2035	19,126	19,147,913
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.39% (1 Mo. LIBOR + .95%	)#	7/15/2035	47,683	47,771,118
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	2,162	2,178,521
GS Mortgage Securities Trust 2011-GC5 B†	5.39%	#(k)	8/10/2044	39,535	41,434,836
GS Mortgage Securities Trust 2012-GC6 B†	5.652%	#(k)	1/10/2045	14,812	15,801,806
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.94%	#(k)	1/10/2045	175,450	6,933,988
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,807,956
GS Mortgage Securities Trust 2012-GCJ9 XA	1.954%	#(k)	11/10/2045	89,099	4,974,006
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.361%	#(k)	11/10/2045	90,224	1,056,802
GS Mortgage Securities Trust 2013 GC12 B	3.777%	#(k)	6/10/2046	5,809	5,947,941
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	9,958	9,885,897
GS Mortgage Securities Trust 2013-GC12 XA IO	1.425%	#(k)	6/10/2046	446,632	20,626,477
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	16,691	17,797,169
GS Mortgage Securities Trust 2014-GC18 A4†	3.323%		11/5/2035	4,745	4,786,002
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,702	14,543,884
GS Mortgage Securities Trust 2014-GC22 A5	3.862%		6/10/2047	25,948	27,440,093
GS Mortgage Securities Trust 2014-GC26 XA IO	1.004%	#(k)	11/10/2047	97,675	4,179,136
GS Mortgage Securities Trust 2015-GS1 XA IO	0.797%	#(k)	11/10/2048	94,168	4,046,747
GS Mortgage Securities Trust 2016-GS2 XA IO	1.657%	#(k)	5/10/2049	221,682	17,927,669
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	12,157,298	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,517,063	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	29,554,581	(a)
Hawaii Hotel Trust 2019-MAUI A†	3.65% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	106,236	106,261,104
Hawaii Hotel Trust 2019-MAUI B†	3.95% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	35,079	35,088,478
Hilton Orlando Trust 2018-ORL A†	3.21% (1 Mo. LIBOR + .77%	)#	12/15/2034	32,401	32,313,867
Hilton Orlando Trust 2018-ORL D†	4.14% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	22,717	22,735,487
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	34,029,570
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,870,795
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	16,121,752
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,522,239

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293%	#(k)	8/5/2034	$150,785	$10,957,546
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	66,847,747
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	5,011,368
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(k)	8/5/2034	5,000	4,720,928
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(k)	8/5/2034	171,661	6,387,506
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,435,183
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	30,808	30,655,467
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(k)	5/15/2048	40,462	41,699,236
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#(k)	5/15/2048	62,779	1,372,419
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	48,806	51,164,447
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737	14,400,922
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	13,000	13,625,353
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON D†	5.038%		1/5/2034	13,262	13,868,756
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,710	7,022,073
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.46% (1 Mo. LIBOR + 1.02%	)#	11/15/2020	38,730	38,802,619
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG A†	3.552% (1 Mo. LIBOR + 1.10%	)#	5/15/2034	48,269	48,301,606
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG B†	3.852% (1 Mo. LIBOR + 1.40%	)#	5/15/2034	11,000	11,014,324
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG C†	4.162% (1 Mo. LIBOR + 1.71%	)#	5/15/2034	7,900	7,910,302
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG D†	4.562% (1 Mo. LIBOR + 2.11%	)#	5/15/2034	11,950	11,965,610
JPMBB Commercial Mortgage Securities Trust 2014-C26 A4	3.494%		1/15/2048	10,100	10,539,622
JPMBB Commercial Mortgage Securities Trust 2015-C27 A3A2†	2.92%		2/15/2048	47,373	47,981,099
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	#(k)	6/12/2047	14	14,196
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	10	10,032
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445%	#(k)	12/5/2027	5,730	5,810,527
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	1,675	1,680,685

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(k)	11/15/2043	$1,710	$1,744,916
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(k)	5/15/2045	9,466	9,860,138
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	74,604	76,654,988
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.997%	#(k)	12/15/2047	268,273	8,149,745
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.504%	#(k)	7/15/2045	146,859	2,381,905
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133%	#(k)	8/15/2046	37,840	40,179,730
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.265%	#(k)	4/15/2046	98,827	4,103,894
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	20,800	22,153,743
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	1,727	1,724,876
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.799%	#(k)	4/15/2047	67,971	1,611,370
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.303%	#(k)	4/15/2047	34,361	544,416
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	36,541	38,564,991
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.964%	#(k)	11/15/2047	112,855	3,678,958
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.932%	#(k)	11/15/2047	202,871	6,934,286
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.055%	#(k)	1/15/2048	183,965	7,040,625
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	163,593,107
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,817,570
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(k)	6/10/2027	14,352	14,371,692
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(k)	6/10/2027	25,795	16,643,435
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(k)	6/10/2027	102,274	3,068
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(k)	6/10/2027	45,476	455

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	$2,501	$2,499,814
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.797%	#(k)	5/15/2048	93,472	2,555,668
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.535%	#(k)	7/15/2048	134,226	3,716,766
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,016,523
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	15,731,032
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,964,810
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621%	#(k)	9/5/2032	10,800	10,867,246
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688%	#(k)	9/5/2032	242,750	1,474,706
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.746%	#(k)	12/15/2049	170,146	5,991,028
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	60,038	60,411,592
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	12,141,789
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,541,600
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(k)	10/5/2031	29,748	30,171,701
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(k)	10/5/2031	9,726	9,767,656
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(k)	10/5/2031	131,129	2,971,383
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(k)	10/5/2031	77,997	1,001,481
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	20,929	21,395,769
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,327,136
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.08%	#(k)	9/15/2050	294,221	18,856,631
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	51,308	52,095,527
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,469,980

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(k)	6/5/2032	$15,721	$15,952,300
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	28,894,114
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.44% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	139,267	139,261,861
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.74% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	36,057	36,079,667
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.04% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	28,192	28,298,770
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.54% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	4,892	4,918,629
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.44% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	7,140	7,203,169
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.79% (1 Mo. LIBOR + 1.35%	)#	11/15/2020	10,053	10,071,849
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	4.14% (1 Mo. LIBOR + 1.70%	)#	11/15/2020	8,746	8,762,399
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	4.44% (1 Mo. LIBOR + 2.00%	)#	11/15/2020	4,900	4,909,188
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.64% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	53,048	53,138,457
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.34% (1 Mo. LIBOR + 1.90% Floor 1.90%	)#	4/15/2031	14,359	14,385,601
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.74% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	10,608	10,637,866
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.56% (1 Mo. LIBOR + 3.12% Floor 3.12%	)#	4/15/2031	5,572	5,588,498
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.417% (1 Mo. LIBOR + .95%	)#	7/5/2033	32,310	32,266,207
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	96,017	102,469,995
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	23,661	25,160,592
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.117% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	9,118	9,109,636
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	33,439,369
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.717% (1 Mo. LIBOR + 2.25%	)#	7/5/2033	9,118	9,110,472

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	$36,128	$38,357,791
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.116%	#(k)	7/5/2033	155,900	6,730,203
Ladder Capital Commercial Mortgage Securities LLC 2014-909 A†	3.388%		5/15/2031	7,200	7,307,351
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#(k)	11/14/2027	190,968	190,487,754
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#(k)	11/14/2027	16,023	15,977,000
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	8,000	8,330,593
LMREC, Inc. 2015-CRE1 AR†	3.417% (1 Mo. LIBOR + .98%	)#	2/22/2032	42,899	42,780,956
LMREC, Inc. 2015-CRE1 BR†	4.678% (1 Mo. LIBOR + 2.25%	)#	2/22/2032	12,355	12,369,687
LoanCore Issuer Ltd. 2019-CRE3 A†	3.55% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	116,635	117,801,338
LoanCore Issuer Ltd. 2019-CRE3 AS†	3.87% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	24,298	24,337,557
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(k)	4/20/2048	8,324	8,308,045
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.882%	#(k)	3/10/2049	103,271	6,545,338
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	14,054	14,040,494
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	28,064,764
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	76,924,363
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	11,730	11,599,665
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	15,399,508
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,357,382
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,670,537
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.063%	#(k)	5/15/2046	207,871	7,192,556
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.312%	#(k)	5/15/2046	107,177	1,362,223
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.089%	#(k)	12/15/2047	164,095	5,483,822
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	16,790,716
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.616%	#(k)	5/15/2049	130,296	10,667,109

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.427%	#(k)	11/15/2049	$272,195	$20,806,288
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	5,681	5,654,622
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,530,205
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,886,450
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	7,415	7,668,436
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,687,073
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.08%	#(k)	3/15/2045	179,627	8,158,106
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	17,127	16,956,177
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	9,421	9,633,788
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,294,017
Morgan Stanley Capital I Trust 2013-WLSR A†	2.695%		1/11/2032	8,744	8,720,545
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	19,300	19,720,705
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(k)	7/13/2029	260,000	613,600
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,619,411
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	25,022	26,014,578
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	9,911,740
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.633%	#(k)	8/15/2049	86,509	7,028,546
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.993%	#(k)	8/15/2049	121,223	7,610,257
Motel 6 Trust 2017-MTL6 C†	3.84% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	30,510	30,533,399
Motel 6 Trust 2017-MTL6 D†	4.59% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	127,997	128,379,833
Motel 6 Trust 2017-MTL6 E†	5.69% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	125,013	125,893,903
Motel 6 Trust 2017-MTL6 F†	6.69% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	36,598	36,972,527
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	21,059	20,825,716
MSCG Trust 2016-SNR A†	3.348%	#(k)	11/15/2034	38,864	38,653,582
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	22,587	22,582,578
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	14,521	14,666,105
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(k)	11/15/2032	68,091	70,849,360
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(k)	11/15/2032	17,029	17,645,026
New Orleans Hotel Trust 2019-HNLA A†	3.489% (1 Mo. LIBOR + .99%	)#	4/15/2032	87,212	87,142,475
New Orleans Hotel Trust 2019-HNLA D†	4.539% (1 Mo. LIBOR + 2.04%	)#	4/15/2032	15,495	15,492,631
New Orleans Hotel Trust 2019-HNLA E†	5.189% (1 Mo. LIBOR + 2.69%	)#	4/15/2032	5,000	4,993,043

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Orleans Hotel Trust 2019-HNLA F†	6.189% (1 Mo. LIBOR + 3.69%	)#	4/15/2032	$3,000	$2,993,870
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,710,974
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	38,612,390
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,072	32,412,756
PFP Ltd. 2019-5 A†	3.408%	#(k)	4/14/2036	95,545	95,678,763
Prima Capital CRE Securitization 2015-5A B†	3.50%		12/24/2050	116,607	118,074,177
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	93,302	92,387,584
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	10,807	10,873,578	(a)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	35,646,215
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	76,235	76,163,324
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	101,766	101,817,203
RAIT Trust 2017-FL7 A†	3.39% (1 Mo. LIBOR + .95%	)#	6/15/2037	18,327	18,192,285
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	58,790,655
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	14,542	14,939,827
Ready Captial Mortgage Financing LLC 2019-FL3 A†	3.43% (1 Mo. LIBOR + 1.00%	)#	3/25/2034	71,768	71,959,262
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	12,564	12,917,069
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	28,167	28,313,191
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	1,505	1,503,769
RETL 2019-RVP A†	3.59% (1 Mo. LIBOR + 1.15%	)#	3/15/2036	68,804	68,911,949
RETL 2019-RVP C†	4.54% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	19,830	19,903,795
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.44% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	19,453	19,495,663
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†(b)	3.60% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	73,003	73,066,724
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†(b)	3.95% (1 Mo. LIBOR + 1.45%	)#	5/15/2036	22,967	22,997,698
Shops at Crystals Trust 2016-CSTL XA IO†	0.606%	#(k)	7/5/2036	112,000	4,304,160
SLIDE 2018-FUN A†	3.34% (1 Mo. LIBOR + .90%	)#	6/15/2031	57,002	57,029,801
SLIDE 2018-FUN B†	3.69% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	8,840	8,844,719
SLIDE 2018-FUN C†	3.99% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	7,178	7,184,699
SLIDE 2018-FUN D†	4.29% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	11,612	11,658,623
Stonemont Portfolio Trust 2017-MONT A†	3.291% (1 Mo. LIBOR + .85%	)#	8/20/2030	5,630	5,631,087
Stonemont Portfolio Trust 2017-MONT D†	4.491% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	66,239	66,348,613
Stonemont Portfolio Trust 2017-MONT E†	5.191% (1 Mo. LIBOR + 2.75%	)#	8/20/2030	103,607	103,909,397

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Stonemont Portfolio Trust 2017-MONT F†	6.041% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	$56,975	$57,219,536
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	6,541	6,725,134
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	3,970	4,088,648
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.034%	#(k)	12/15/2050	378,168	25,950,553
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(k)	6/10/2030	6,900	6,688,830
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,467	73,722,276
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.819%	#(k)	5/10/2063	8,100	8,494,772
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.319%	#(k)	5/10/2063	84,481	2,911,184
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	13,930	14,214,615
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,410,297
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	23,671	24,010,546
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	87,463	89,738,745
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	24,296,917
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(k)	3/10/2046	12,000	12,273,089
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.959%	#(k)	3/10/2046	349,753	10,203,090
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.126%	#(k)	4/10/2046	413,588	14,802,433
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,181,730
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,653,652
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	5,507	5,517,424
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	14,988,423
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,265,614
Waikiki Beach Hotel Trust 2019-WBM A†	3.49% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	80,900	80,577,743
Waikiki Beach Hotel Trust 2019-WBM B†	3.67% (1 Mo. LIBOR + 1.23%	)#	12/15/2033	31,700	31,574,490
Waikiki Beach Hotel Trust 2019-WBM C†	3.92% (1 Mo. LIBOR + 1.48%	)#	12/15/2033	22,200	22,125,905
Waikiki Beach Hotel Trust 2019-WBM D†	4.47% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	31,000	30,875,715

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Waikiki Beach Hotel Trust 2019-WBM E†	5.12% (1 Mo. LIBOR + 2.68%	)#	12/15/2033	$12,800	$12,765,576
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.94% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	11,999	12,009,670
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.79% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	33,698	33,761,758
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	4.25%	#(k)	1/25/2036	3,319	3,347,235
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,034,453
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218%	#(k)	7/15/2046	22,226	23,626,220
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277	13,998,889
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	19,200	19,527,546
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10,749	11,080,450
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.682%	#(k)	6/15/2048	148,726	4,766,398
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	9,933,706
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.598%	#(k)	12/15/2048	66,103	67,966,946
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.739%	#(k)	12/15/2048	82,108	84,826,855
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	10,015,559
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.73%	#(k)	9/15/2048	164,568	5,761,493
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.775%	#(k)	8/15/2049	196,583	19,745,036
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.148%	#(k)	6/15/2049	151,880	15,129,341
Wells Fargo Commercial Mortgage Trust 2017-SMP A†	3.19% (1 Mo. LIBOR + .75%	)#	12/15/2034	22,721	22,638,461
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	3.44% (1 Mo. LIBOR + 1.00%	)#	12/15/2034	16,322	16,265,627
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	26,699,522
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	24,771,335

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	$15,302	$16,340,975
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,323	1,390,111
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,515	57,691,857
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,429,282
West Town Mall Trust 2017-KNOX C†	4.346%	#(k)	7/5/2030	17,640	17,990,780
West Town Mall Trust 2017-KNOX D†	4.346%	#(k)	7/5/2030	21,720	21,960,946
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(k)	2/15/2044	11,783	12,138,137
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	1	1,259
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	20,832	20,931,414
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	28,068	28,475,390
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.559%	#(k)	12/15/2045	54,809	2,500,083
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,141,315
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,537,156
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.75%	#(k)	6/15/2045	17,378	18,103,969
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.366%	#(k)	6/15/2045	327,736	10,360,281
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.827%	#(k)	8/15/2045	50,042	2,354,130
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	17,064	17,279,888
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(k)	11/15/2045	9,180	9,397,336
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,103,203
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,441	27,237,858
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.198%	#(k)	5/15/2045	250,077	9,837,316
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,178	6,488,740
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	18,980,582
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	5,065	5,406,895
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.977%	#(k)	5/15/2047	211,700	8,091,022
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.575%	#(k)	5/15/2047	50,603	1,431,705
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.601%	#(k)	8/15/2047	77,369	2,502,020
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	22,760	23,699,039
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	5,350	5,688,130
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.833%	#(k)	9/15/2057	90,219	3,092,684

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452%	#(k)	9/15/2057	$37,769	$795,701
WFCG Commercial Mortgage Trust 2015-BXRP C†	4.211% (1 Mo. LIBOR + 1.77%	)#	11/15/2029	2,087	2,086,524
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(k)	8/10/2031	8,000	8,342,502
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	17,434	18,067,180
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,374,928,786)					12,391,024,272

	Dividend Rate			Shares (000)

PREFERRED STOCK 0.00%

Energy: Exploration & Production
Templar Energy LLC (cost $4,795,109)	Zero Coupon			509	–	(a)

	Interest Rate		Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATIONS 2.85%
U.S. Treasury Bill	Zero Coupon		3/26/2020	$471,504	462,947,499
U.S. Treasury Note	2.50%		1/31/2021	911,853	919,154,946
Total U.S. Treasury Obligations (cost $1,375,006,002)					1,382,102,445
Total Long-Term Investments (cost $46,738,308,129)					46,786,280,649

SHORT-TERM INVESTMENTS 4.85%

COMMERCIAL PAPER 3.97%

Auto Parts: Original Equipment 0.09%
Autoliv ASP, Inc.	2.761%		6/3/2019	28,429	28,429,000
Autoliv ASP, Inc.	2.764%		6/27/2019	8,981	8,964,715
Autoliv ASP, Inc.	2.772%		6/7/2019	5,000	4,998,483
Total					42,392,198

Automotive 0.48%
Ford Motor Credit Co.	4.39%		11/25/2019	35,163	34,599,341
Ford Motor Credit Co.	3.91%		12/4/2019	131,905	129,678,872
General Motors Financial Co., Inc.	2.779%		6/3/2019	47,667	47,667,000
General Motors Financial Co., Inc.	2.927%		6/7/2019	18,000	17,994,240
Total					229,939,453

320	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.13%
FMC Corp.	2.999%	6/10/2019	$26,000	$25,985,086
Sherwin Williams Co.	2.721%	6/19/2019	19,006	18,983,362
Sherwin Williams Co.	2.74%	6/11/2019	17,499	17,488,500
Total				62,456,948

Containers 0.09%
Bemis Co., Inc.	2.799%	6/3/2019	29,871	29,871,000
WESTROCK Co.	2.637%	6/4/2019	13,803	13,802,003
Total				43,673,003

Drugs 0.12%
Shire Acquisitions Investments Ireland DAC (Ireland)(d)	1.90%	9/23/2019	17,335	17,285,030
CIGNA Corp.	2.703%	6/26/2019	39,258	39,191,283
Total				56,476,313

Electric: Power 0.20%
Entergy Corp.	2.616%	6/3/2019	60,127	60,127,000
Hawaiian Electric Co.	2.779%	6/4/2019	6,941	6,940,472
Hawaiian Electric Co.	2.79%	6/4/2019	2,000	1,999,847
KCP&L Greater Missouri Operations Co.	2.637%	6/3/2019	29,869	29,869,000
Total				98,936,319

Electronics 0.33%
Arrow Electronics, Inc.	2.872%	6/3/2019	23,615	23,615,000
Arrow Electronics, Inc.	2.947%	6/20/2019	43,201	43,141,839
Arrow Electronics, Inc.	2.948%	6/5/2019	5,000	4,999,194
Arrow Electronics, Inc.	2.999%	6/4/2019	8,000	7,999,345
Arrow Electronics, Inc.	2.999%	6/5/2019	5,000	4,999,181
Arrow Electronics, Inc.	3.00%	6/4/2019	20,500	20,498,320
Hitachi Capital America Corp.	2.616%	6/3/2019	56,268	56,268,000
Total				161,520,879

Financial Services 0.13%
Nasdaq, Inc.	2.85%	6/20/2019	37,141	37,091,892
Syngenta Wilmington, Inc.	3.152%	6/20/2019	26,109	26,070,779
Total				63,162,671

Food 0.18%
Campbell Soup Co.	2.773%	6/19/2019	39,040	38,992,632
Campbell Soup Co.	2.773%	6/20/2019	32,279	32,237,387
Campbell Soup Co.	2.974%	9/5/2019	18,107	17,972,295
Total				89,202,314

See Notes to Financial Statements.	321

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.10%
Boston Scientific Corp.	2.871%	7/23/2019	$9,662	$9,624,157
Boston Scientific Corp.	2.872%	7/23/2019	11,767	11,720,913
Boston Scientific Corp.	2.91%	8/29/2019	19,910	19,772,870
Boston Scientific Corp.	2.93%	8/12/2019	6,679	6,642,053
Total				47,759,993

Leasing 0.01%
Aviation Capital Group Corp.	2.743%	6/12/2019	4,150	4,147,199

Leisure 0.16%
Royal Caribbean Cruises Ltd.	2.789%	6/3/2019	7,050	7,050,000
Royal Caribbean Cruises Ltd.	2.926%	6/18/2019	2,600	2,596,880
Royal Caribbean Cruises Ltd.	3.00%	6/18/2019	15,500	15,480,948
Royal Caribbean Cruises Ltd.	3.001%	6/18/2019	32,350	32,310,236
Royal Caribbean Cruises Ltd.	3.021%	6/7/2019	20,000	19,993,400
Total				77,431,464

Lodging 0.02%
Marriott International, Inc.	2.903%	6/26/2019	9,400	9,382,884

Machinery: Agricultural 0.14%
BAT International Finance plc	2.962%	7/29/2019	2,750	2,737,594
BAT International Finance plc	2.962%	7/30/2019	32,000	31,853,067
Bunge Asset Funding Corp.	2.687%	6/3/2019	32,357	32,357,000
Total				66,947,661

Manufacturing 0.07%
Pentair Finance	3.043%	6/6/2019	9,052	9,049,737
Pentair Finance	3.075%	6/4/2019	9,057	9,056,238
Pentair Finance	3.096%	6/13/2019	13,578	13,566,496
Total				31,672,471

Media 0.11%
Cox Enterprises, Inc.	2.637%	6/3/2019	36,768	36,768,000
Viacom, Inc.	2.687%	6/3/2019	18,028	18,028,000
Total				54,796,000

Metals & Minerals: Miscellaneous 0.16%
Glencore Funding LLC	2.896%	6/17/2019	78,750	78,662,719

322	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.15%
WGL Holdings, Inc.	2.925% (3 Mo. LIBOR + .40%	)#	11/29/2019	$7,775	$7,760,364
Nisource, Inc.	2.616%		6/3/2019	10,364	10,364,000
Sempra Energy	2.67%		6/18/2019	35,794	35,754,776
Sempra Energy	2.68%		6/10/2019	17,700	17,690,914
Total					71,570,054

Oil 0.09%
Encana Corp.	3.09%		8/1/2019	3,000	2,985,962
Noble Energy, Inc.	2.932%		6/6/2019	40,733	40,723,190
Total					43,709,152

Oil: Crude Producers 1.08%
Enable Midstream Partners LP	3.529%		6/4/2019	5,000	4,999,521
Enable Midstream Partners LP	3.531%		6/11/2019	24,295	24,276,374
Enable Midstream Partners LP	3.118%		6/7/2019	4,000	3,998,635
Enbridge, Inc.	2.852%		7/18/2019	47,708	47,541,022
Enbridge, Inc.	2.853%		7/22/2019	28,625	28,515,907
Enbridge, Inc.	2.863%		7/24/2019	45,058	44,878,632
Energy Transfer Partners	3.042%		6/3/2019	235,013	235,013,000
Energy Transfer Partners	3.076%		6/3/2019	85,017	85,017,000
Williams Cos., Inc. (The)	2.718%		6/3/2019	50,146	50,146,000
Total					524,386,091

Real Estate Investment Trusts 0.11%
Office Properties Income Trust	3.75%		8/15/2019	23,435	23,455,046
Welltower, Inc.	2.734%		6/28/2019	29,302	29,247,262
Total					52,702,308

Telecommunications 0.02%
Hughes Satellite Systems Corp.	6.50%		6/15/2019	11,076	11,076,277
Total Commercial Paper (cost $1,921,468,261)					1,922,004,371

U.S. TREASURY OBLIGATION 0.05%
U.S. Treasury Bill (cost $24,610,971)	Zero Coupon		7/2/2019	24,659	24,613,293

See Notes to Financial Statements.	323

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 0.83%
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $190,005,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $191,194,621; proceeds: $187,464,814	$187,442	$187,442,164
Repurchase Agreement dated 5/31/2019, 2.35% due 6/3/2019 with JPMorgan Chase & Co. collateralized by $30,000,000 of Federal Farm Credit Bank at 3.00% due 6/1/2032; value: $30,203,900; proceeds: $29,838,842 collateralized by $187,650,000 of Federal Home Loan Bank at 2.61% due 11/26/2021; value: $187,800,120; proceeds: $184,203,066	214,000	214,000,000
Total Repurchase Agreements (cost $401,442,164)		401,442,164
Total Short-Term Investments (cost $2,347,521,396)		2,348,059,828
Total Investments in Securities 101.47% (cost $49,085,529,768)		49,134,340,477
Less Unfunded Loan Commitments (0.01)% (cost $7,347,000)		(7,383,735)
Net Investment 101.46% (cost $49,078,182,768)		49,126,956,742
Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (1.46%)		(705,722,779)
Net Assets 100.00%		$48,421,233,963

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2019.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

324	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

(j)	Interest rate to be determined.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes–Sell Protection at May 31, 2019:

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements receivable (payable) at Fair Value(4)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$28,789,110	$(1,210,890)	$ 1,135,010	$ (75,880)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	26,663,934	(336,060)	763,133	427,073
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	43,183,666	(1,816,334)	1,702,515	(113,819)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	3,000,000	2,962,659	(37,340)	84,793	47,453
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	71,972,776	(3,027,224)	2,837,526	(189,698)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	14,813,297	(186,700)	423,963	237,263
						$(6,614,548)	$ 6,946,940	$ 332,392

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central clearinghouse are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $6,946,940. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Toronto Dominion Bank	6/19/2019	49,639,000	$37,343,081	$36,741,124	$601,957
euro	Sell	J.P. Morgan	6/20/2019	19,963,000	22,827,840	22,331,711	496,129
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,098,086

See Notes to Financial Statements.	325

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2019

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2019	32,445	Long	$6,941,515,931	$6,965,029,017	$ 23,513,086

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2019	7,991	Short	$(932,997,436)	$(937,881,199)	$ (4,883,763)

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$3,499,549,131	$4,553,234	$3,504,102,365
Other	–	5,344,272,462	130,101,539	5,474,374,001
Remaining Industries	–	4,466,205,177	–	4,466,205,177
Common Stocks
Electric: Power	–	256,284	–	256,284
Oil	8,043,392	463,544	–	8,506,936
Convertible Bonds	–	51,188,355	–	51,188,355
Corporate Bonds	–	15,753,570,106	–	15,753,570,106
Floating Rate Loans
Aerospace/Defense	–	57,015,584	4,695,763	61,711,347
Electrical Equipment	–	–	55,949,111	55,949,111
Entertainment	–	–	9,414,828	9,414,828
Investment Management Companies	–	37,194,878	27,839,698	65,034,576
Machinery: Industrial/Specialty	–	–	85,414,720	85,414,720
Miscellaneous	–	51,336,385	12,865,986	64,202,371
Oil	–	–	12,206,660	12,206,660
Real Estate Investment Trusts	–	–	118,376,694	118,376,694
Retail	–	98,670,397	993,750	99,664,147
Technology	–	20,789,777	17,209,094	37,998,871
Remaining Industries	–	1,074,248,100	–	1,074,248,100
Less Unfunded Commitment	–	(7,383,735)	–	(7,383,735)
Foreign Government Obligations	–	380,754,731	–	380,754,731
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	1,271,577,063	–	1,271,577,063
Government Sponsored Enterprises
Pass-Throughs	–	370,650,287	–	370,650,287
Municipal Bonds	–	47,747,202	–	47,747,202
Non-Agency Commercial
Mortgage-Backed Securities	–	12,316,921,752	74,102,520	12,391,024,272
Preferred Stock	–	–	–	–
U.S. Treasury Obligations	–	1,382,102,445	–	1,382,102,445
Short-Term Investments
Commercial Paper	–	1,922,004,371	–	1,922,004,371
Repurchase Agreements	–	401,442,164	–	401,442,164
U.S. Treasury Obligation	–	24,613,293	–	24,613,293
Total	$8,043,392	$48,565,189,753	$553,723,597	$49,126,956,742

326	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap Contracts
Assets	$–	$711,789	$–	$711,789
Liabilities	–	(379,397)	–	(379,397)
Forward Foreign Currency Exchange Contracts
Assets	–	1,098,086	–	1,098,086
Liabilities	–	–	–	–
Futures Contracts
Assets	23,513,086	–	–	23,513,086
Liabilities	(4,883,763)	–	–	(4,883,763)
Total	$18,629,323	$1,430,478	$–	$20,059,801

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock
Balance as of December 1, 2018	$74,938,904	$–	$304,351,921	$72,709,149	$–
Accrued Discounts (Premiums)	(7,420)	–	293,406	31,797	–
Realized Gain (Loss)	–	–	41,584	–	–
Change in Unrealized Appreciation (Depreciation)	607,992	(177,648)	(285,587)	1,361,575	(1,526,070)
Purchases	134,054,200	–	152,888,308	–	117,317
Sales	–	–	(161,374,495)	–	–
Transfers into Level 3	–	177,648	49,051,167	–	1,408,753
Transfers out of Level 3	(74,938,904)	–	–	–	–
Balance as of May 31, 2019	$134,654,772	$–	$344,966,304	$74,102,521	$–
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$607,992	$(177,648)	$(285,587)	$1,361,575	$(1,526,070)

See Notes to Financial Statements.	327

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 128.53%

ASSET-BACKED SECURITIES 24.11%

Automobiles 13.45%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$1,922	$1,932,724
ACC Trust 2018-1 C†	6.81%		2/21/2023	1,490	1,513,182
ACC Trust 2019-1 B†	4.47%		10/20/2022	3,041	3,109,435
ACC Trust 2019-1 C†	6.41%		2/20/2024	1,000	1,029,662
Ally Auto Receivables Trust 2016-1 B	1.99%		3/15/2021	13,203	13,177,401
Ally Auto Receivables Trust 2017-5 A2	1.81%		6/15/2020	38	38,153
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%		5/12/2022	1,489	1,504,684
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%		12/13/2021	7,242	7,263,338
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	7,113	7,143,182
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%		1/8/2021	3,524	3,522,597
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%		6/8/2021	8,749	8,761,901
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	4,919	4,960,182
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	62	62,070
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	2,022	2,018,101
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%		11/18/2021	15,503	15,524,816
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	4,956	4,967,849
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.691% (1 Mo. LIBOR + .25%	)#	1/18/2022	4,956	4,956,515
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	5,971	5,994,085
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.701% (1 Mo. LIBOR + .26%	)#	6/20/2022	6,600	6,603,215
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%		7/20/2020	1,196	1,195,691
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	6,692	6,714,556
BMW Vehicle Owner Trust 2018-A A2A	2.09%		11/25/2020	4,277	4,272,405
California Republic Auto Receivables Trust 2015-1 A4	1.82%		9/15/2020	46	46,396

328	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	$5,940	$5,931,167
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	749,379
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	2,657	2,646,142
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	2,393	2,389,170
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	1,414	1,413,274
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,721,096
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	5,537	5,538,248
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	6,833	6,984,720
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	3,190	3,194,354
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	4,537	4,522,885
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	2,950	2,960,196
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	12,897	12,925,903
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	4,810	4,881,220
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	1,307	1,303,023
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	4,694	4,703,384
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	336	335,496
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	5,928	5,911,303
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	2,854	2,840,422
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	6,337	6,303,280
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	1,265	1,265,223
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	890,511
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,058,754
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	574	573,714
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,428	1,427,849
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	1,277	1,282,408
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,972,367
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	3,395	3,396,123
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	2,173	2,188,268
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	9,500	9,521,364
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,477	3,500,147
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	101	100,786
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	6,742	6,815,511

See Notes to Financial Statements.	329

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	$1,889	$1,889,950
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	1,735	1,755,599
Drive Auto Receivables Trust 2017-1 E	5.17%		9/16/2024	5,859	6,065,851
Drive Auto Receivables Trust 2017-3 C	2.80%		7/15/2022	8,464	8,465,887
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	2,964	3,013,250
Drive Auto Receivables Trust 2017-BA E†	5.30%		7/15/2024	25,156	25,987,889
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	4,468	4,469,267
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	2,717	2,727,066
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	6,477	6,573,329
Drive Auto Receivables Trust 2018-4 A2A	2.78%		10/15/2020	7	6,964
Drive Auto Receivables Trust 2018-4 A3	3.04%		11/15/2021	10,037	10,044,064
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	4,461	4,463,810
Drive Auto Receivables Trust 2018-5 A2B	2.76% (1 Mo. LIBOR + .32%	)#	7/15/2021	3,658	3,658,864
Drive Auto Receivables Trust 2019-2 A2A	2.93%		3/15/2022	10,456	10,473,754
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%		7/20/2022	1,044	1,041,117
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%		10/20/2023	2,644	2,650,838
First Investors Auto Owner Trust 2017-2A A1†	1.86%		10/15/2021	1,170	1,168,727
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	3,932	3,929,458
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	4,509	4,530,939
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	1,106	1,102,368
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	2,205	2,200,870
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	1,950	1,942,980
Flagship Credit Auto Trust 2018-1 A†	2.59%		6/15/2022	3,297	3,294,400
Flagship Credit Auto Trust 2018-3 A†	3.07%		2/15/2023	11,460	11,505,663
Flagship Credit Auto Trust 2018-3 B†	3.59%		12/16/2024	4,766	4,856,698
Ford Credit Auto Lease Trust 2017-B A2A	1.80%		6/15/2020	775	774,304
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	18,526	18,504,093
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	760	758,671
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	603	603,508
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	2,252	2,252,149
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	5,179	5,208,713
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	1,758	1,786,762
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%		8/15/2023	962	981,438

330	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	$1,009	$1,008,624
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	282	281,547
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	90	89,645
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	14,300	14,347,354
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	1,457	1,455,984
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	2,244	2,242,838
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	14,619	14,647,658
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	1,047	1,042,860
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	512	510,703
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	7,125	7,132,128
Santander Drive Auto Receivables Trust 2015-2 D	3.02%	4/15/2021	5,165	5,168,702
Santander Drive Auto Receivables Trust 2015-2 E†	4.02%	9/15/2022	13,458	13,511,600
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	2,306	2,306,121
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	21,300	21,504,516
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	544	544,346
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	14,124	14,352,142
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	17,024	17,291,546
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	45	44,716
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	1,349	1,352,186
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	2,093	2,093,246
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	768	767,773
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,877	4,876,956
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	3,976	3,975,015
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4,025	4,041,884
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	3,417	3,432,097
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	7,543	7,567,576
Total				522,838,830

Credit Cards 3.28%
American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	9,783	9,747,810
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	5,974	5,971,185
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	8,015	7,995,306
Chase Issuance Trust 2012-A4	1.58%	8/15/2021	5,294	5,283,646
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	13,438	13,408,165
Discover Card Execution Note Trust 2012-A6	1.67%	1/18/2022	19,224	19,203,309
Discover Card Execution Note Trust 2014-A4	2.12%	12/15/2021	6,301	6,299,173

See Notes to Financial Statements.	331

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	$18,062	$18,003,786
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%		9/15/2022	13,584	13,554,670
Genesis Sales Finance Master Trust Series 2019-AA A†	4.68%		8/20/2023	4,127	4,205,583
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%		8/20/2023	1,150	1,173,691
Genesis Sales Finance Master Trust Series 2019-AA C†	6.88%		8/20/2023	1,700	1,731,011
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%		9/15/2022	5,553	5,537,188
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	8,959	8,957,556
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	6,515	6,508,155
Total					127,580,234

Home Equity 0.14%
New Century Home Equity Loan Trust 2005-A A6	4.683%		8/25/2035	330	331,337
Towd Point Mortgage Trust 2019-HY2 A1†	3.43% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	4,971	5,015,055
Total					5,346,392

Other 7.24%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	717	716,019
ALM VII Ltd. 2012-7A A1R†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/15/2028	6,632	6,643,880
Apidos CLO XVI 2013-16A CR†	5.592% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	1,250	1,251,645
Ares XXIX CLO Ltd. 2014-1A A1R†	3.778% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	3,185	3,188,258
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.949% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	740	740,260
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	428	427,084
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	1,200	1,197,951
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	957	955,730
Avery Point IV CLO Ltd. 2014-1A BR†	4.18% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	2,019	2,021,433
Avery Point VII CLO Ltd. 2015-7A A1†	4.097% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	8,181	8,185,995
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.842% (3 Mo. LIBOR + 1.25%	)#	1/20/2029	11,000	11,003,110
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.192% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	3,950	3,926,691
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	7,326	7,427,737
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	2,885	2,884,174
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	344	346,965

332	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		$2,491	$2,531,464
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020		11,331	11,350,310
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		5,645	5,685,450
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021		4,426	4,429,390
Fairstone Financial Issuance Trust I 2019-1A A†(a)	3.948%		3/21/2033	CAD	1,446	1,081,109
Fairstone Financial Issuance Trust I 2019-1A B†(a)	5.084%		3/21/2033	CAD	650	485,672	(b)
Fairstone Financial Issuance Trust I 2019-1A C†(a)	6.299%		3/21/2033	CAD	1,218	908,390	(b)
Fairstone Financial Issuance Trust I 2019-1A D†(a)	7.257%		3/21/2033	CAD	719	536,564	(b)
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%		11/15/2030		$4,576	4,888,046
Galaxy XXI CLO Ltd. 2015-21A AR†	3.612% (3 Mo. LIBOR + 1.02%	)#	4/20/2031		1,970	1,946,302
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.73% (3 Mo. LIBOR + 2.15%	)#	7/25/2027		1,496	1,491,213
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		7,792	8,253,434
ICG US CLO Ltd. 2015-2A AR†	3.451% (3 Mo. LIBOR + .85%	)#	1/16/2028		8,495	8,447,479
Jamestown CLO VII Ltd. 2015-7A CR†	5.18% (3 Mo. LIBOR + 2.60%	)#	7/25/2027		4,209	4,188,461
JFIN CLO Ltd. 2014-1A B1R†	4.042% (3 Mo. LIBOR + 1.45%	)#	4/21/2025		4,500	4,500,220
KVK CLO Ltd. 2016-1A C†	5.747% (3 Mo. LIBOR + 3.15%	)#	1/15/2029		4,936	4,978,288
Madison Park Funding XXI Ltd. 2016-21A A1†	4.11% (3 Mo. LIBOR + 1.53%	)#	7/25/2029		2,129	2,137,838
Massachusetts Educational Financing Authority 2008-1 A1	3.53% (3 Mo. LIBOR + .95%	)#	4/25/2038		3,165	3,181,684
Mountain View CLO X Ltd. 2015-10A BR†	3.947% (3 Mo. LIBOR + 1.35%	)#	10/13/2027		4,300	4,267,006
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059		3,732	3,892,165
OHA Loan Funding Ltd. 2016-1A B1†	4.392% (3 Mo. LIBOR + 1.80%	)#	1/20/2028		12,625	12,631,367
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029		1,247	1,251,949
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028		309	310,387
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038		1,493	1,505,904
Orec Ltd. 2018-CRE1 A†	3.62% (1 Mo. LIBOR + 1.18%	)#	6/15/2036		6,539	6,543,250
Palmer Square Loan Funding Ltd. 2017-1A B†	4.297% (3 Mo. LIBOR + 1.70%	)#	10/15/2025		3,500	3,447,663
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.197% (3 Mo. LIBOR + .60%	)#	4/15/2026		6,649	6,622,294
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.647% (3 Mo. LIBOR + 1.05%	)#	4/15/2026		2,878	2,819,526

See Notes to Financial Statements.	333

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Palmer Square Loan Funding Ltd. 2018-1A B†	3.997% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	$2,179	$2,103,072
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.442% (3 Mo. LIBOR + .85%	)#	1/20/2027	6,460	6,448,021
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.992% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	1,618	1,593,583
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.85% (3 Mo. LIBOR + .27%	)#	4/25/2038	1,834	1,731,140
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	3,180	3,188,225
Regatta VI Funding Ltd. 2016-1A CR†	4.642% (3 Mo. LIBOR + 2.05%	)#	7/20/2028	3,106	3,097,944
Riserva CLO Ltd. 2016-3A A†	4.061% (3 Mo. LIBOR + 1.46%	)#	10/18/2028	1,066	1,066,683
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,808	1,822,236
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	7,103	7,155,627
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	13,901	14,213,558
Shackleton CLO Ltd. 2016-9A B†	4.492% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	3,333	3,337,077
SLC Student Loan Trust 2008-1 A4A	4.211% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	11,004	11,243,535
SLM Private Education Loan Trust 2010-A 2A†	5.69% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	306	308,138
Sound Point CLO XI Ltd. 2016-1A AR†	3.692% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	3,749	3,752,776
Sound Point CLO XII Ltd. 2016-2A CR†	5.192% (3 Mo. LIBOR + 2.60%	)#	10/20/2028	5,210	5,217,685
Sound Point CLO XV Ltd. 2017-1A C†	5.092% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	3,701	3,702,608
TCI-Symphony CLO Ltd. 2016-1A A†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/13/2029	1,134	1,136,899
Textainer Marine Containers VII Ltd. 2019-1A A†	4.30%		4/20/2044	4,219	4,335,204
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.447% (3 Mo. LIBOR + 1.85%	)#	1/15/2026	3,000	3,001,272
Towd Point Asset Trust 2018-SL1 A†	3.077% (1 Mo. LIBOR + .60%	)#	1/25/2046	6,082	6,007,435
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.562% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	6,669	6,673,168
Tralee CLO III Ltd. 2014-3A AR†	3.622% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	10,067	10,059,534
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	2,623	2,643,744

334	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
WhiteHorse VIII Ltd. 2014-1A AR†	3.479% (3 Mo. LIBOR + .90%	)#	5/1/2026		$6,960	$6,948,197
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		5,398	5,650,896
Total						281,668,014
Total Asset-Backed Securities (cost $933,906,266)						937,433,470

				Shares (000)

COMMON STOCKS 0.00%

Electric: Power 0.00%
Eneva SA*(a)				BRL	3	14,213

Oil 0.00%
Dommo Energia SA*(a)				BRL	305	25,738
Total Common Stocks (cost $139,928)						39,951

				Principal Amount (000)

CORPORATE BONDS 27.56%

Aerospace/Defense 0.28%
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025		$5,299	5,603,692
TransDigm, Inc.	6.375%		6/15/2026		5,527	5,451,004
Total						11,054,696

Apparel 0.07%
PVH Corp.	7.75%		11/15/2023		2,290	2,577,716

Auto Parts: Original Equipment 0.13%
Aptiv plc (Ireland)(c)	4.35%		3/15/2029		1,482	1,531,674
ZF North America Capital, Inc.†	4.75%		4/29/2025		3,370	3,363,924
Total						4,895,598

Automotive 0.87%
Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%		4/15/2022		1,797	1,752,075
Daimler Finance North America LLC†	3.75%		2/22/2028		7,425	7,615,950
Ford Motor Co.	7.45%		7/16/2031		10,643	12,076,104
General Motors Co.	6.60%		4/1/2036		10,296	10,805,366
Tesla, Inc.†	5.30%		8/15/2025		1,953	1,599,058
Total						33,848,553

See Notes to Financial Statements.	335

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 7.11%
Akbank T AS (Turkey)†(c)	4.00%		1/24/2020	$2,450	$2,413,495
Banco de Credito e Inversiones SA (Chile)†(c)	3.50%		10/12/2027	3,725	3,685,422
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	32,506	32,868,256
Bank of America Corp.	3.95%		4/21/2025	2,775	2,845,238
Bank of America Corp.	4.00%		1/22/2025	4,554	4,705,780
Bank of America Corp.	4.45%		3/3/2026	2,000	2,110,376
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	18,424	18,972,937
Citigroup, Inc.	3.98%	#(d)	3/20/2030	8,361	8,658,161
Citigroup, Inc.	4.45%		9/29/2027	4,060	4,251,448
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028	1,503	1,496,524
Goldman Sachs Group, Inc. (The)	4.223%	#(d)	5/1/2029	3,428	3,565,135
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	3,848	4,914,336
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	3,733	3,777,356
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	32,740	33,814,622
Macquarie Group Ltd. (Australia)†(c)	4.654%	#(d)	3/27/2029	9,640	10,260,934
Morgan Stanley	3.625%		1/20/2027	13,323	13,582,905
Morgan Stanley	3.875%		1/27/2026	6,664	6,930,039
Morgan Stanley	4.00%		7/23/2025	13,805	14,448,370
Morgan Stanley	7.25%		4/1/2032	523	711,301
Popular, Inc.	6.125%		9/14/2023	683	713,735
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023	1,480	1,539,292
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029	4,693	5,813,552
Toronto-Dominion Bank (The) (Canada)(c)	3.625% (5 Yr. Swap + 2.21%	)#	9/15/2031	19,023	19,111,214
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.25%		4/20/2021	1,100	1,082,750
UBS AG (Switzerland)(c)	5.125%		5/15/2024	9,063	9,476,372
UBS AG/Stamford CT	7.625%		8/17/2022	8,638	9,551,598
Wells Fargo Bank NA	5.85%		2/1/2037	9,276	11,583,756
Wells Fargo Bank NA	6.60%		1/15/2038	7,573	10,200,336
Westpac Banking Corp. (Australia)†(c)	3.15%		1/16/2024	32,080	33,224,918
Total					276,310,158

Beverages 0.48%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	3,202	3,312,958
Anheuser-Busch InBev Worldwide, Inc.	4.75%		1/23/2029	12,275	13,345,347
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025	1,900	1,872,991
Total					18,531,296

336	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Biotechnology Research & Production 0.09%
Gilead Sciences, Inc.	4.60%	9/1/2035		$3,163	$3,434,374

Business Services 0.51%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%	7/30/2027		2,055	2,020,223
Ahern Rentals, Inc.†	7.375%	5/15/2023		4,095	3,603,600
Total System Services, Inc.	4.80%	4/1/2026		4,027	4,336,591
United Rentals North America, Inc.	4.875%	1/15/2028		8,614	8,373,669
Weight Watchers International, Inc.†	8.625%	12/1/2025		1,783	1,680,478
Total					20,014,561

Chemicals 0.68%
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%	1/10/2028		3,800	3,709,750
Chemours Co. (The)(a)	4.00%	5/15/2026	EUR	3,310	3,634,690
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022		$4,000	4,014,203
Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022		1,364	1,419,256
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023		6,720	6,641,120
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		6,165	5,671,800
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023		1,200	1,237,925
Total					26,328,744

Coal 0.02%
Peabody Energy Corp.†	6.375%	3/31/2025		932	906,370

Computer Hardware 0.38%
Banff Merger Sub, Inc.†(a)	8.375%	9/1/2026	EUR	1,170	1,243,768
Banff Merger Sub, Inc.†	9.75%	9/1/2026		$1,909	1,794,460
Dell International LLC/EMC Corp.†	5.45%	6/15/2023		1,752	1,863,571
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		863	930,026
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		7,347	8,993,117
Total					14,824,942

Computer Software 0.19%
Oracle Corp.	6.125%	7/8/2039		5,658	7,459,691

Construction/Homebuilding 0.25%
TRI Pointe Group, Inc.	5.25%	6/1/2027		2,171	2,035,312
William Lyon Homes, Inc.	5.875%	1/31/2025		2,154	2,078,610
William Lyon Homes, Inc.	6.00%	9/1/2023		3,834	3,814,830
Williams Scotsman International, Inc.†	6.875%	8/15/2023		1,763	1,767,408
Total					9,696,160

See Notes to Financial Statements.	337

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Diversified 0.02%
KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023		$625	$592,445

Drugs 0.24%
Bausch Health Americas, Inc.†	9.25%	4/1/2026		6,529	7,075,804
Bayer Corp.†	6.65%	2/15/2028		1,881	2,155,118
Total					9,230,922

Electric: Power 1.84%
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028		7,038	7,436,558
Berkshire Hathaway Energy Co.	3.80%	7/15/2048		10,091	9,969,389
Calpine Corp.	5.75%	1/15/2025		1,860	1,804,609
Cleco Corporate Holdings LLC	4.973%	5/1/2046		2,736	2,922,022
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038		4,911	6,238,955
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032		1,709	2,201,057
Electricite de France SA (France)†(c)	5.00%	9/21/2048		8,832	9,517,479
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(c)	4.45%	8/1/2035		1,845	1,872,675
Entergy Arkansas LLC	4.20%	4/1/2049		4,712	5,057,067
Entergy Louisiana LLC	4.00%	3/15/2033		2,862	3,114,918
Exelon Generation Co. LLC	5.60%	6/15/2042		564	615,544
Exelon Generation Co. LLC	6.25%	10/1/2039		4,230	4,944,645
Interstate Power & Light Co.	3.60%	4/1/2029		3,761	3,844,674
Massachusetts Electric Co.†	4.004%	8/15/2046		3,105	3,116,887
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030		1,800	1,752,482
Pennsylvania Electric Co.†(e)	3.60%	6/1/2029		3,906	3,950,742
PSEG Power LLC	8.625%	4/15/2031		2,322	3,155,427
Total					71,515,130

Electrical Equipment 0.45%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024		1,596	1,583,127
Broadcom, Inc.†	3.625%	10/15/2024		16,249	15,996,282
Total					17,579,409

Electronics 0.00%
Trimble, Inc.	4.90%	6/15/2028		158	163,425

Engineering & Contracting Services 0.23%
China Railway Resources Huitung Ltd. (Hong Kong)(c)	3.85%	2/5/2023		2,849	2,934,513
Indika Energy Capital III Pte Ltd. (Singapore)†(c)	5.875%	11/9/2024		4,200	3,896,928
Promontoria Holding 264 BV †(a)	6.75%	8/15/2023	EUR	2,000	2,187,167
Total					9,018,608

338	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.15%
Penn National Gaming, Inc.†	5.625%	1/15/2027	$2,028	$2,012,790
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%	7/15/2026	3,605	3,717,656
Total				5,730,446

Financial Services 1.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	10,075	9,925,501
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%	1/23/2028	6,006	5,811,725
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	2,348	2,483,279
Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	3,115,996
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,701,856
Air Lease Corp.	3.625%	12/1/2027	9,254	8,942,023
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	16,293	15,517,854
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,158,781
Navient Corp.	6.75%	6/25/2025	3,699	3,759,109
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,612	3,746,749
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	4,427,529
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	4,400	4,460,544
Total				65,050,946

Food 0.32%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/ Albertson’s LLC	6.625%	6/15/2024	1,791	1,817,865
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	2,538	2,442,825
Campbell Soup Co.	3.80%	8/2/2042	3,085	2,601,592
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	5,416	5,700,340
Total				12,562,622

Health Care Services 0.44%
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	1,795	1,835,387
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,553	4,530,235
HCA, Inc.	5.25%	6/15/2026	2,455	2,650,730
HCA, Inc.	7.50%	11/6/2033	880	1,003,200
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	1,830	1,804,838

See Notes to Financial Statements.	339

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
RegionalCare Hospital Partners Holdings, Inc./ LifePoint Health, Inc.†	9.75%		12/1/2026	$1,760	$1,856,642
Tenet Healthcare Corp.†	6.25%		2/1/2027	3,527	3,601,949
Total					17,282,981

Insurance 0.31%
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	8,180	9,536,689
Willis North America, Inc.	7.00%		9/29/2019	2,555	2,586,559
Total					12,123,248

Investment Management Companies 0.10%
BrightSphere Investment Group plc (United Kingdom)(c)	4.80%		7/27/2026	3,066	3,066,894
Grupo de Inversiones Suramericana SA (Colombia)†(c)	5.50%		4/29/2026	750	807,383
Total					3,874,277

Leisure 0.39%
Carnival plc	7.875%		6/1/2027	3,957	5,138,791
Royal Caribbean Cruises Ltd.	3.70%		3/15/2028	10,029	9,888,120
Total					15,026,911

Lodging 0.09%
Wyndham Destinations, Inc.	5.75%		4/1/2027	3,647	3,678,911

Machinery: Agricultural 0.32%
BAT Capital Corp.	4.39%		8/15/2037	6,810	6,239,486
Reynolds American, Inc.	5.70%		8/15/2035	5,830	6,189,458
Total					12,428,944

Machinery: Industrial/Specialty 0.46%
Kennametal, Inc.	4.625%		6/15/2028	3,687	3,835,531
Nvent Finance Sarl (Luxembourg)(c)	4.55%		4/15/2028	13,974	14,153,283
Total					17,988,814

Manufacturing 0.27%
General Electric Co.	2.945% (3 Mo. LIBOR + .38%	)#	5/5/2026	4,575	4,110,385
General Electric Co.	6.15%		8/7/2037	239	272,868
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	2.35%		10/15/2026	6,435	6,187,265
Total					10,570,518

340	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.71%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	$1,863	$1,849,028
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,741	1,810,640
Cox Communications, Inc.†	3.35%	9/15/2026	1,192	1,181,354
Cox Communications, Inc.†	4.50%	6/30/2043	3,215	2,993,003
Cox Communications, Inc.†	4.70%	12/15/2042	2,680	2,564,341
Cox Communications, Inc.†	8.375%	3/1/2039	5,603	7,580,094
DISH DBS Corp.	7.75%	7/1/2026	4,102	3,765,636
Gray Television, Inc.†	7.00%	5/15/2027	1,699	1,803,896
Myriad International Holdings BV (Netherlands)†(c)	5.50%	7/21/2025	5,300	5,721,324
Time Warner Cable LLC	6.55%	5/1/2037	725	803,741
Time Warner Cable LLC	7.30%	7/1/2038	6,614	7,757,592
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078	5,317,952
VTR Finance BV (Chile)†(c)	6.875%	1/15/2024	3,496	3,596,510
Walt Disney Co. (The)†	7.75%	12/1/2045	3,403	5,542,160
Warner Media LLC	6.10%	7/15/2040	1,546	1,813,809
Warner Media LLC	6.25%	3/29/2041	7,101	8,411,229
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027	3,964	3,884,720
Total				66,397,029

Metals & Minerals: Miscellaneous 1.02%
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	10,010	9,829,545
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	10,543	10,889,666
Barrick North America Finance LLC	7.50%	9/15/2038	711	909,896
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.50%	9/16/2025	4,400	4,739,578
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	7,522	7,391,021
Indonesia Asahan Aluminium Persero PT (Indonesia)†(c)	6.53%	11/15/2028	440	497,721
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	1,969	2,101,907
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	3,200	3,196,778
Total				39,556,112

Natural Gas 0.32%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	7,847	8,564,136
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	3,959	4,020,489
Total				12,584,625

Oil 1.83%
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	2,537	21,363
Apache Corp.	4.75%	4/15/2043	6,009	5,690,372
California Resources Corp.†	8.00%	12/15/2022	4,420	3,105,050

See Notes to Financial Statements.	341

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Ecopetrol SA (Colombia)(c)	5.875%	5/28/2045	$1,866	$1,924,126
Eni SpA (Italy)†(c)	5.70%	10/1/2040	12,550	13,864,453
Equinor ASA (Norway)(c)	7.15%	11/15/2025	4,060	5,036,322
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	2/6/2028	1,300	1,321,503
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,844	1,855,562
Kerr-McGee Corp.	7.875%	9/15/2031	1,873	2,519,939
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(c)	5.625%	5/20/2043	2,300	2,392,819
Petrobras Global Finance BV (Netherlands)(c)	7.25%	3/17/2044	5,436	5,779,147
Petroleos Mexicanos (Mexico)(c)	4.50%	1/23/2026	6,372	5,980,122
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	2.875%	4/16/2024	6,400	6,365,418
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,635,891
SM Energy Co.	6.625%	1/15/2027	2,252	1,993,020
SM Energy Co.	6.75%	9/15/2026	3,462	3,108,876
Valero Energy Corp.	10.50%	3/15/2039	4,131	6,682,924
YPF SA (Argentina)†(c)	8.50%	7/28/2025	1,787	1,679,780
Total				70,956,722

Oil: Crude Producers 0.62%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	2,240	2,375,912
Colonial Pipeline Co.†	4.25%	4/15/2048	4,898	5,166,625
Energy Transfer Operating LP	6.25%	4/15/2049	700	783,086
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	496,200
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	3,992,171
Northern Natural Gas Co.†	4.30%	1/15/2049	2,437	2,601,979
Peru LNG Srl (Peru)†(c)	5.375%	3/22/2030	900	958,950
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	6,968	7,634,852
Total				24,009,775

Oil: Integrated Domestic 0.84%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	18,036	16,522,806
Halliburton Co.	6.70%	9/15/2038	3,139	3,852,984
Halliburton Co.	7.45%	9/15/2039	2,244	2,949,650
Nine Energy Service, Inc.†	8.75%	11/1/2023	1,747	1,738,265
Schlumberger Holdings Corp.†	4.30%	5/1/2029	3,885	4,042,747
Transocean Proteus Ltd.†	6.25%	12/1/2024	3,525	3,577,672
Total				32,684,124

342	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.10%
Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%		1/14/2025	$3,850	$3,816,312

Real Estate Investment Trusts 1.27%
China Evergrande Group (China)(c)	8.75%		6/28/2025	7,000	6,158,196
Country Garden Holdings Co. Ltd. (China)(c)	4.75%		9/28/2023	2,517	2,426,864
Country Garden Holdings Co. Ltd. (China)(c)	4.75%		1/17/2023	1,483	1,438,758
EPR Properties	4.50%		6/1/2027	7,249	7,479,979
EPR Properties	4.75%		12/15/2026	3,792	3,976,979
EPR Properties	4.95%		4/15/2028	2,029	2,170,719
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	5,818	5,752,548
Shimao Property Holdings Ltd. (Hong Kong)(c)	4.75%		7/3/2022	3,200	3,208,493
VEREIT Operating Partnership LP	4.875%		6/1/2026	15,872	16,869,623
Total					49,482,159

Retail 0.05%
IRB Holding Corp.†	6.75%		2/15/2026	1,873	1,830,858

Steel 0.10%
Cleveland-Cliffs, Inc.	5.75%		3/1/2025	3,825	3,738,937

Technology 0.54%
Baidu, Inc. (China)(c)	3.50%		11/28/2022	3,350	3,392,950
Match Group, Inc.†	5.625%		2/15/2029	3,678	3,808,643
Netflix, Inc.†	6.375%		5/15/2029	6,794	7,410,216
Tencent Holdings Ltd. (China)†(c)	3.595%		1/19/2028	6,500	6,434,373
Total					21,046,182

Telecommunications 0.38%
Ooredoo International Finance Ltd.†	3.75%		6/22/2026	1,800	1,819,350
Sprint Capital Corp.	6.875%		11/15/2028	9,478	9,890,293
Verizon Communications, Inc.	3.618% (3 Mo. LIBOR + 1.10%	)#	5/15/2025	3,016	3,037,735
Total					14,747,378

Transportation: Miscellaneous 0.21%
Autoridad del Canal de Panama (Panama)†(c)	4.95%		7/29/2035	200	219,752
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	2,338	2,934,137
Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%		5/2/2023	1,500	1,544,671
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%		2/9/2024	3,163	3,400,225
Total					8,098,785

See Notes to Financial Statements.	343

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Utilities 0.21%
Aegea Finance Sarl (Brazil)†(c)	5.75%		10/10/2024		$3,936	$3,936,000
Aqua America, Inc.	3.566%		5/1/2029		4,306	4,399,923
Total						8,335,923
Total Corporate Bonds (cost $1,053,370,307)						1,071,586,337

FLOATING RATE LOANS(g) 0.25%

Containers 0.09%
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.936% (3 Mo. LIBOR + 3.50%	)	11/18/2023		3,870	3,736,988

Service 0.10%
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	7.101% (3 Mo. LIBOR + 4.50%	)	11/27/2020		3,996	3,776,541

Transportation: Miscellaneous 0.06%
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.999% (3 Mo. LIBOR + 8.50%	)	8/18/2023		2,238	2,226,810
Total Floating Rate Loans (cost $9,952,087)						9,740,339

FOREIGN BOND 0.04%

Mexico
Red de Carreteras de Occidente S.A.P.I.B. de CV†(a) (cost $2,515,344)	9.00%		6/10/2028	MXN	31,250	1,546,655

FOREIGN GOVERNMENT OBLIGATIONS 3.33%

Angola 0.11%
Republic of Angola†(c)	9.50%		11/12/2025		$3,900	4,263,773

Argentina 0.73%
Provincia de Buenos Aires†(c)	6.50%		2/15/2023		1,533	1,157,415
Provincia de Mendoza†(c)	8.375%		5/19/2024		2,850	2,251,500
Republic of Argentina(c)	5.625%		1/26/2022		22,825	17,746,666
Republic of Argentina(c)	6.875%		4/22/2021		8,832	7,334,976
Total						28,490,557

Bahamas 0.13%
Commonwealth of Bahamas†(c)	6.00%		11/21/2028		2,750	2,935,625
Commonwealth of Bahamas (Bahamas)†(c)	6.95%		11/20/2029		1,943	2,154,301
Total						5,089,926

Bermuda 0.08%
Government of Bermuda†	3.717%		1/25/2027		3,090	3,113,175

344	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 0.04%
Dominican Republic†(c)	6.50%	2/15/2048	$1,500	$1,524,375

Egypt 0.08%
Arab Republic of Egypt†(c)	6.125%	1/31/2022	1,700	1,722,253
Arab Republic of Egypt†(c)	7.903%	2/21/2048	1,560	1,464,030
Total				3,186,283

Ghana 0.04%
Republic of Ghana†(c)	7.875%	8/7/2023	1,535	1,615,557

Japan 1.03%
Japan Bank for International Corp. (Japan)(c)	2.125%	2/10/2025	23,428	23,130,764
Japan Bank for International Corp. (Japan)(c)	2.50%	5/23/2024	16,562	16,735,349
Total				39,866,113

Latvia 0.06%
Republic of Latvia†(c)	5.25%	6/16/2021	2,047	2,149,039

Lithuania 0.11%
Republic of Lithuania†(c)	7.375%	2/11/2020	4,078	4,210,453

Mexico 0.24%
United Mexican States(c)	3.75%	1/11/2028	3,915	3,872,914
United Mexican States(c)	4.00%	10/2/2023	5,095	5,272,178
Total				9,145,092

Nigeria 0.05%
Republic of Nigeria†(c)	7.143%	2/23/2030	2,000	1,915,472

Qatar 0.21%
State of Qatar†(c)	3.25%	6/2/2026	5,701	5,758,164
State of Qatar†(c)	5.103%	4/23/2048	2,100	2,409,960
Total				8,168,124

Romania 0.01%
Republic of Romania†(c)	6.125%	1/22/2044	320	379,907

Sri Lanka 0.05%
Republic of Sri Lanka†(c)	6.25%	7/27/2021	1,000	1,004,834
Republic of Sri Lanka†(c)	6.85%	11/3/2025	1,100	1,078,361
Total				2,083,195

See Notes to Financial Statements.	345

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.36%
Export Credit Bank of Turkey†(c)	8.25%		1/24/2024	$2,650	$2,605,639
Republic of Turkey(c)	3.25%		3/23/2023	1,350	1,180,969
Republic of Turkey(c)	5.625%		3/30/2021	8,005	7,893,955
Republic of Turkey(c)	5.75%		3/22/2024	2,625	2,438,376
Total					14,118,939
Total Foreign Government Obligations (cost $133,636,003)					129,319,980

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.54%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	7,090	7,554,565
Federal Home Loan Mortgage Corp. Q001 XA IO	2.251%	#(h)	2/25/2032	17,294	2,397,094
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	199	197,891
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(h)	11/16/2055	6,374	6,422,176
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(h)	2/16/2049	5,243	5,271,629
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	1,350	1,351,204
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	10,983	10,845,097
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,507	8,355,378
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,401	4,361,775
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	2,894	2,874,294
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,394	3,384,778
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,836	2,810,947
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	3,895	3,873,645
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $59,711,897)					59,700,473

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 32.28%
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	876	902,825
Federal National Mortgage Assoc.(i)	3.50%		TBA	405,150	413,324,221
Federal National Mortgage Assoc.(i)	4.00%		TBA	261,700	270,103,025
Federal National Mortgage Assoc.(i)	4.50%		TBA	541,500	565,782,891
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	4,397	4,826,262
Total Government Sponsored Enterprises Pass-Throughs (cost $1,246,316,724)					1,254,939,224

MUNICIPAL BONDS 0.12%

Miscellaneous
North Texas Tollway Auth	8.91%		2/1/2030	2,875	2,991,725
Pennsylvania	5.35%		5/1/2030	1,600	1,642,320
Total					4,634,045
Total Municipal Bonds (cost $4,610,270)					4,634,045

346	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.68%
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.39% (1 Mo. LIBOR + .95%	)#	6/15/2035	$3,567	$3,553,459
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.29% (1 Mo. LIBOR + .85%	)#	1/15/2033	2,730	2,716,664
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	8,833	9,150,251
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	6,137	6,235,016
BX Trust 2018-GW A†	3.24% (1 Mo. LIBOR + .80%	)#	5/15/2035	9,610	9,570,181
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	10,391	10,723,431
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	6,358	6,577,486
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.183%	#(h)	10/10/2047	50,626	587,646
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	6,780,955
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.129%	#(h)	8/10/2047	4,746	189,448
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.44%	#(h)	7/10/2050	1,570	1,674,878
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44%	#(h)	7/10/2050	2,684	2,759,633
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44%	#(h)	7/10/2050	7,822	7,198,016
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,810,704
DBWF Mortgage Trust 2018-GLKS A†	3.471% (1 Mo. LIBOR + 1.03%	)#	11/19/2035	6,411	6,417,861
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(h)	12/15/2034	1,732	1,724,319
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.382% (1 Mo. LIBOR + .95%	)#	11/15/2035	6,390	6,386,307
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.39% (1 Mo. LIBOR + .95%	)#	7/15/2035	4,380	4,388,094
GS Mortgage Securities Trust 2014-GC26 C	4.52%	#(h)	11/10/2047	135	136,931
GS Mortgage Securities Trust 2015-GC32 C	4.41%	#(h)	7/10/2048	1,230	1,288,311
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(h)	8/5/2034	19,156	631,765
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,235,608
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(h)	8/5/2034	3,741	3,531,726
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(h)	8/5/2034	22,024	354,366
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	11,067	11,786,094
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.799%	#(h)	4/15/2047	2,990	70,881

See Notes to Financial Statements.	347

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.303%	#(h)	4/15/2047	$1,595	$25,271
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269%	#(h)	7/15/2048	2,500	2,581,138
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.44% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	10,372	10,371,640
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.54% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	5,181	5,208,772
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.46% (1 Mo. LIBOR + 1.02%	)#	11/15/2020	3,436	3,442,443
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.417% (1 Mo. LIBOR + .95%	)#	7/5/2033	2,472	2,468,649
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	6,923	7,388,273
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.717% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	7,410	7,400,386
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,369,207
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,143,845
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	722	625,110
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(h)	9/25/2042	316	306,786
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(h)	1/5/2043	695	716,118
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(h)	1/5/2043	450	464,749
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(h)	6/10/2030	3,905	3,721,204
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.286%	#(h)	7/15/2046	5,195	4,614,961
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.127%	#(h)	5/15/2048	7,460	6,860,227
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(h)	7/15/2048	2,642	2,699,112
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.876%	#(h)	1/15/2059	2,748	2,586,758
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.977%	#(h)	5/15/2047	9,207	351,865
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.575%	#(h)	5/15/2047	2,205	62,386
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.597%	#(h)	10/15/2057	64,315	1,626,014

348	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(h)	10/15/2057	$100,000	$1,356,490
Total Non-Agency Commercial Mortgage-Backed Securities (cost $175,087,931)					181,871,435

U.S. TREASURY OBLIGATIONS 34.62%
U.S. Treasury Bill	Zero Coupon		7/2/2019	736,431	735,065,966
U.S. Treasury Bond	2.75%		11/15/2047	81,997	84,870,098
U.S. Treasury Bond	3.00%		2/15/2049	43,615	47,494,350
U.S. Treasury Inflation Indexed Note(j)	0.625%		4/15/2023	173,733	175,474,892
U.S. Treasury Note	2.00%		5/31/2024	31,675	31,798,730
U.S. Treasury Note	2.50%		1/31/2021	243,054	245,000,330
U.S. Treasury Note	2.50%		5/15/2029	21,668	22,132,677
U.S. Treasury Note	2.875%		10/31/2020	4,166	4,211,973
Total U.S. Treasury Obligations (cost $1,330,746,025)					1,346,049,016
Total Long-Term Investments (cost $4,949,992,782)					4,996,860,925

SHORT-TERM INVESTMENTS 2.94%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $11,230,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $11,300,311; proceeds: $11,079,526				11,078	11,078,187
Repurchase Agreement dated 05/31/2019, 2.35% due 06/01/2019 with JPMorgan Chase & Co. collateralized by $4,915,000 of Federal Home Loan Bank at 3.10% due 6/29/2032; value: $5,223,520; proceeds: $5,000,979				5,000	5,000,000
Repurchase Agreement dated 05/31/2019, 2.45% due 06/03/2019 with Toronto Dominion Grand Cayman collateralized by $89,140,000 of U.S. Treasury Note at 2.25% due 03/31/202 and collateralized by $10,145,000 U.S. Treasury Note at 2.00% due 6/30/2019; value: $99,874,801 proceeds: $98,020,009				98,000	98,000,000
Total Short-Term Investments (cost $114,078,187)					114,078,187
Total Investments in Securities 131.47% (cost $5,064,070,969)					5,110,939,112
Liabilities in Excess of Cash, Foreign Cash and Other Assets(k) (31.47%)					(1,223,321,323)
Net Assets 100.00%					$3,887,617,789

See Notes to Financial Statements.	349

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
MXN	Mexican peso.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2019.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Toronto Dominion Bank	6/19/2019	4,033,000	$3,033,998	$2,985,091	$48,907
euro	Sell	J.P. Morgan	6/7/2019	5,750,000	6,551,743	6,425,189	126,554
euro	Sell	Toronto Dominion Bank	6/7/2019	3,392,000	3,812,486	3,790,303	22,183
Mexican peso	Sell	State Street Bank and Trust	8/14/2019	31,000,000	1,601,583	1,563,004	38,579
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$236,223

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Barclays Bank plc	6/7/2019	2,363,000	$2,665,151	$2,640,473	$(24,678)

350	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

Centrally Cleared Interest Rate Swap Contracts at May 31, 2019:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.3497%	4/1/2021	$284,374,331	$286,069,822	$1,695,491
*	Central clearinghouse: Chicago Mercantile Exchange (CME).

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	2.4045%	3-Month USD LIBOR Index	4/1/2029	$62,020,000	$63,800,272	$(1,780,272)
*	Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Futures Contracts at May 31, 2019

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2019	1,834	Long	$392,649,448	$393,708,221	$1,058,773
U.S. 5-Year Treasury Note	September 2019	3,330	Long	389,223,215	390,832,736	1,609,521
U.S. Long Bond	September 2019	1,112	Long	169,512,468	170,935,250	1,422,782
U.S. Ultra Treasury Bond	September 2019	145	Long	25,143,025	25,488,281	345,256
Total Unrealized Appreciation on Open Futures Contracts						$4,436,332

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2019	363	Short	$(49,427,882)	$(49,566,516)	$(138,634)

See Notes to Financial Statements.	351

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$279,737,388	$1,930,626	$281,668,014
Remaining Industries	–	655,765,456	–	655,765,456
Common Stocks	–	39,951	–	39,951
Corporate Bonds	–	1,071,586,337	–	1,071,586,337
Floating Rate Loans	–	9,740,339	–	9,740,339
Foreign Bond	–	1,546,655	–	1,546,655
Foreign Government Obligations	–	129,319,980	–	129,319,980
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	59,700,473	–	59,700,473
Government Sponsored Enterprises Pass-Throughs	–	1,254,939,224	–	1,254,939,224
Municipal Bonds	–	4,634,045	–	4,634,045
Non-Agency Commercial
Mortgage-Backed Securities	–	181,871,435	–	181,871,435
U.S. Treasury Obligations	–	1,346,049,016	–	1,346,049,016
Short-Term Investments
Repurchase Agreements	–	114,078,187	–	114,078,187
Total	$–	$5,109,008,486	$1,930,626	$5,110,939,112
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$236,223	$–	$236,223
Liabilities	–	(24,678)	–	(24,678)
Futures Contracts
Assets	4,436,332	–	–	4,436,332
Liabilities	(138,634)	–	–	(138,634)
Centrally Cleared Interest Rate Swaps Contracts
Assets	–	1,695,491	–	1,695,491
Liabilities	–	(1,780,272)	–	(1,780,272)
Total	$4,297,698	$126,764	$–	$4,424,462

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

352	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2018	$3,749,000
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(7,128)
Purchases	1,937,754
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(3,749,000)
Balance as of May 31, 2019	$1,930,626
Change in unrealized appreciation/depreciation for the period ended May 31, 2019, related to Level 3 investments held at May 31, 2019	$(7,128)

See Notes to Financial Statements.	353

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 68.09%

ASSET-BACKED SECURITIES 25.35%

Automobiles 12.01%
ACC Trust 2018-1 A†	3.70%		12/21/2020	$1,390	$1,391,610
ACC Trust 2019-1 A†	3.75%		5/20/2022	9,119	9,186,855
American Credit Acceptance Receivables Trust 2016-3 C†	4.26%		8/12/2022	4,235	4,270,825
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%		4/10/2024	3,857	3,882,374
American Credit Acceptance Receivables Trust 2018-2 A†	2.94%		1/10/2022	7,759	7,760,034
American Credit Acceptance Receivables Trust 2019-1 B†	3.32%		4/12/2023	11,520	11,644,561
AmeriCredit Automobile Receivables 2015-4 D	3.72%		12/8/2021	21,398	21,625,330
AmeriCredit Automobile Receivables Trust 2015-1 C	2.51%		1/8/2021	1,016	1,016,141
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%		1/8/2021	246	246,144
AmeriCredit Automobile Receivables Trust 2015-3 C	2.73%		3/8/2021	3,994	3,994,281
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%		5/10/2021	254	253,582
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%		10/8/2021	1,200	1,196,099
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%		4/8/2022	2,481	2,475,464
AmeriCredit Automobile Receivables Trust 2016-3 D	2.71%		9/8/2022	6,489	6,499,936
Americredit Automobile Receivables Trust 2016-4 B	1.83%		12/8/2021	1,800	1,791,409
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	14	13,810
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%		7/18/2022	9,000	8,973,299
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%		11/18/2021	25,931	25,967,050
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	15,935	15,972,946
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.691% (1 Mo. LIBOR + .25%	)#	1/18/2022	15,935	15,936,504

354	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	$26,440	$26,542,222
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.701% (1 Mo. LIBOR + .26%	)#	6/20/2022	29,222	29,236,237
Avid Automobile Receivables Trust 2018-1 A†	2.84%		8/15/2023	1,223	1,219,925
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	29,910	30,010,815
California Republic Auto Receivables Trust 2015-1 A4	1.82%		9/15/2020	10	10,055
California Republic Auto Receivables Trust 2015-2 A4	1.75%		1/15/2021	40	40,365
California Republic Auto Receivables Trust 2015-4 A4†	2.58%		6/15/2021	2,319	2,319,187
California Republic Auto Receivables Trust 2016-2 A4	1.83%		12/15/2021	292	290,342
California Republic Auto Receivables Trust 2017-1 A4	2.28%		6/15/2022	11,868	11,848,900
California Republic Auto Receivables Trust 2018-1 A2	2.86%		3/15/2021	8,800	8,802,191
Capital Auto Receivables Asset Trust 2015-2 C	2.67%		8/20/2020	1,306	1,305,643
Capital Auto Receivables Asset Trust 2015-3 D	3.34%		3/22/2021	2,575	2,580,563
Capital Auto Receivables Asset Trust 2015-4 D	3.62%		5/20/2021	1,171	1,176,035
Capital Auto Receivables Asset Trust 2016-2 B	2.11%		3/22/2021	1,000	996,961
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%		8/20/2021	5,588	5,573,609
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	27,363	27,424,323
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%		6/20/2022	13,907	14,035,894
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%		2/22/2021	28,649	28,703,585
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%		6/20/2023	12,196	12,286,853
Capital Auto Receivables Asset Trust 2018-2 B†	3.48%		10/20/2023	5,648	5,725,450
Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%		4/15/2022	114,502	114,955,817
CarFinance Capital Auto Trust 2015-1A C†	3.58%		6/15/2021	3,900	3,904,616
CarMax Auto Owner Trust 2015-4 A3	1.56%		11/16/2020	66	66,118
CarMax Auto Owner Trust 2016-1 D	3.11%		8/15/2022	6,389	6,393,086
CarMax Auto Owner Trust 2016-3 A3	1.39%		5/17/2021	140	140,010
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	2,473	2,459,967
CarMax Auto Owner Trust 2017-3 A2A	1.64%		9/15/2020	51	50,709
Chesapeake Funding II LLC 2016-1A A1†	2.11%		3/15/2028	2,560	2,558,037
Chesapeake Funding II LLC 2016-2A A1†	1.88%		6/15/2028	2,294	2,287,995
Chesapeake Funding II LLC 2016-2A A2†	3.44% (1 Mo. LIBOR + 1.00%	)#	6/15/2028	562	562,440
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	2,920	2,906,773

See Notes to Financial Statements.	355

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Chesapeake Funding II LLC 2017-2A A2†	2.89% (1 Mo. LIBOR + .45%	)#	5/15/2029	$1,592	$1,592,791
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	1,050	1,044,899
Chesapeake Funding II LLC 2017-3A A2†	2.78% (1 Mo. LIBOR + .34%	)#	8/15/2029	15,439	15,445,106
Chesapeake Funding II LLC 2017-4A A1†	2.12%		11/15/2029	30,687	30,510,266
Chesapeake Funding II LLC 2017-4A A2†	2.78% (1 Mo. LIBOR + .34%	)#	11/15/2029	5,703	5,709,975
Chesapeake Funding II LLC 2018-3A A2†	2.92% (1 Mo. LIBOR + .48%	)#	1/15/2031	79,814	79,911,006
Chrysler Capital Auto Receivables Trust 2015-AA D†	3.15%		1/18/2022	4,783	4,783,644
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%		7/15/2021	627	625,949
CPS Auto Receivables Trust 2014-C D†	4.83%		8/17/2020	6,027	6,051,806
CPS Auto Receivables Trust 2016-C C†	3.27%		6/15/2022	7,185	7,193,581
CPS Auto Receivables Trust 2016-C D†	5.92%		6/15/2022	5,325	5,497,902
CPS Auto Receivables Trust 2017-C B†	2.30%		7/15/2021	737	735,664
CPS Auto Receivables Trust 2017-D A†	1.87%		3/15/2021	231	230,788
CPS Auto Receivables Trust 2017-D B†	2.43%		1/18/2022	3,000	2,995,202
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	1,521	1,520,839
CPS Auto Receivables Trust 2018-B A†	2.72%		9/15/2021	5,072	5,071,577
CPS Auto Receivables Trust 2018-B B†	3.23%		7/15/2022	1,135	1,140,610
CPS Auto Receivables Trust 2019-A†	3.18%		6/15/2022	28,701	28,797,345
CPS Auto Trust 2017-A B†	2.68%		5/17/2021	783	782,435
CPS Auto Trust 2017-A C†	3.31%		12/15/2022	11,425	11,471,374
CPS Auto Trust 2018-C A†	2.87%		9/15/2021	6,001	6,002,814
CPS Auto Trust 2018-C B†	3.43%		7/15/2022	3,840	3,866,981
Credit Acceptance Auto Loan Trust 2016-3A A†	2.15%		4/15/2024	2,441	2,437,723
Drive Auto Receivables Trust 2015-BA E†	5.15%		8/15/2022	10,500	10,523,612
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	1,276	1,275,755
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	9,794	9,900,788
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	911	911,884
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	17,529	17,737,115
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	4,755	4,757,305
Drive Auto Receivables Trust 2017-2 C	2.75%		9/15/2023	5,373	5,372,726
Drive Auto Receivables Trust 2017-3 C	2.80%		7/15/2022	1,635	1,635,187
Drive Auto Receivables Trust 2017-AA C†	2.98%		1/18/2022	3,360	3,361,976
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	1,257	1,258,160
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	10,187	10,247,786
Drive Auto Receivables Trust 2018-2 A3	2.88%		6/15/2021	1,449	1,449,299

356	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	$8,186	$8,189,002
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	4,980	4,998,450
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	8,689	8,818,226
Drive Auto Receivables Trust 2018-4 A2A	2.78%		10/15/2020	18	17,504
Drive Auto Receivables Trust 2018-4 A3	3.04%		11/15/2021	25,236	25,253,761
Drive Auto Receivables Trust 2018-4 B	3.36%		10/17/2022	10,262	10,311,955
Drive Auto Receivables Trust 2018-4 C	3.66%		11/15/2024	4,697	4,758,384
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	14,342	14,351,873
Drive Auto Receivables Trust 2018-5 A2B	2.76% (1 Mo. LIBOR + .32%	)#	7/15/2021	11,761	11,763,601
Drive Auto Receivables Trust 2018-5 B	3.68%		7/15/2023	39,891	40,546,118
Drive Auto Receivables Trust 2019-2 A2A	2.93%		3/15/2022	46,515	46,593,982
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%		7/20/2022	601	599,966
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%		1/20/2023	939	936,754
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%		10/20/2023	11,828	11,859,275
Exeter Automobile Receivables Trust 2015-1A D†	5.83%		12/15/2021	5,250	5,286,234
Exeter Automobile Receivables Trust 2016-3A C†	4.22%		6/15/2022	3,825	3,881,507
Exeter Automobile Receivables Trust 2017-1A C†	3.95%		12/15/2022	960	971,348
Exeter Automobile Receivables Trust 2017-3A A†	2.05%		12/15/2021	9,462	9,447,489
Fifth Third Auto Trust 2019-1 A2A	2.66%		5/16/2022	40,009	40,157,037
First Investors Auto Owner Trust 2016-2A A2†	1.87%		11/15/2021	130	129,360
First Investors Auto Owner Trust 2017-2A A1†	1.86%		10/15/2021	284	283,756
First Investors Auto Owner Trust 2017-3A A1†	2.00%		3/15/2022	368	367,496
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	14,060	14,127,377
First Investors Auto Owner Trust 2019-1A A†	2.89%		3/15/2024	36,055	36,268,574
Flagship Credit Auto Trust 2016-1 B†	3.91%		6/15/2022	3,619	3,632,714
Flagship Credit Auto Trust 2016-2 A2†	3.05%		8/16/2021	2,152	2,152,715
Flagship Credit Auto Trust 2016-3 B†	2.43%		6/15/2021	4,229	4,226,354
Flagship Credit Auto Trust 2017-2 A†	1.85%		7/15/2021	174	173,619
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	1,556	1,551,663
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	1,050	1,046,333
Flagship Credit Auto Trust 2018-2 A†	2.97%		10/17/2022	17,056	17,113,822
Flagship Credit Auto Trust 2018-3 A†	3.07%		2/15/2023	25,539	25,640,233
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	121,073	120,929,831
Ford Credit Auto Owner Trust 2015-1 A†	2.12%		7/15/2026	19,648	19,591,310
Foursight Capital Automobile Receivables Trust 2015-1 B†	4.12%		9/15/2022	1,750	1,754,652
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	8,072	8,071,836

See Notes to Financial Statements.	357

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	$5,444	$5,475,233
Foursight Capital Automobile Receivables Trust 2018-2 A2†	3.32%		4/15/2022	22,023	22,100,494
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%		6/21/2021	29,814	29,879,954
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%		3/21/2022	16,101	16,214,599
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%		3/16/2022	56,939	57,121,013
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%		9/20/2021	9,598	9,562,661
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%		9/20/2021	61,418	61,621,386
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	1,357	1,356,749
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	64	64,146
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%		4/18/2022	2,624	2,618,645
OSCAR US Funding Trust VII LLC 2017-2A A2B†	3.101% (1 Mo. LIBOR + .65%	)#	11/10/2020	3,384	3,385,901
Santander Drive Auto Receivables Trust 2015-1 D	3.24%		4/15/2021	925	926,209
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	435	435,014
Santander Drive Auto Receivables Trust 2015-4 D	3.53%		8/16/2021	37,439	37,573,380
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%		11/15/2022	40,950	41,343,190
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	42	41,798
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	19,635	19,714,109
Santander Drive Auto Receivables Trust 2016-1 E	5.02%		6/15/2023	38,076	38,691,034
Santander Drive Auto Receivables Trust 2016-2 D	3.39%		4/15/2022	1,160	1,170,205
Santander Drive Auto Receivables Trust 2016-2 E	4.38%		9/15/2023	13,300	13,509,020
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	34	34,231
Santander Drive Auto Receivables Trust 2016-3 C	2.46%		3/15/2022	5,000	4,996,806
Santander Drive Auto Receivables Trust 2016-3 D	2.80%		8/15/2022	11,898	11,952,770
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	1,007	1,006,541
Santander Drive Auto Receivables Trust 2017-3 A3	1.87%		6/15/2021	357	356,833
Santander Drive Auto Receivables Trust 2018-1 B	2.63%		7/15/2022	60,584	60,625,300
Santander Drive Auto Receivables Trust 2018-2 B	3.03%		9/15/2022	24,303	24,385,411
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%		3/15/2021	3,328	3,327,793
Santander Drive Auto Receivables Trust 2018-4 B	3.27%		1/17/2023	46,221	46,567,815
Santander Drive Auto Receivables Trust 2018-5 B	3.52%		12/15/2022	12,616	12,773,415
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	123	123,148
TCF Auto Receivables Owner Trust 2015-2A A4†	2.55%		4/15/2021	3,618	3,616,291
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	408	405,502
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	4,185	4,173,017
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	25	25,197

358	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2016-2A D†	4.10%		6/15/2021	$3,610	$3,622,910
Westlake Automobile Receivables Trust 2016-3A C†	2.46%		1/18/2022	10,152	10,148,274
Westlake Automobile Receivables Trust 2016-3A D†	3.58%		1/18/2022	23,000	23,120,216
Westlake Automobile Receivables Trust 2018-1A C†	2.92%		5/15/2023	2,745	2,751,299
Westlake Automobile Receivables Trust 2018-2A C†	3.50%		1/16/2024	5,383	5,435,265
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	16,813	16,847,250
Westlake Automobile Receivables Trust 2018-3A B†	3.32%		10/16/2023	23,532	23,696,432
Westlake Automobile Receivables Trust 2019-1A A2A†	3.06%		5/16/2022	57,141	57,372,901
Wheels SPV 2 LLC 2018-1A A2†	3.06%		4/20/2027	6,262	6,289,598
World Omni Select Auto Trust 2018-1A A2†	3.24%		4/15/2022	23,518	23,595,758
World Omni Select Auto Trust 2018-1A A3†	3.46%		3/15/2023	39,410	40,042,428
Total					2,038,266,099

Credit Cards 8.66%
American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	46,674	46,506,109
American Express Credit Account Master Trust 2017-2 A	2.89% (1 Mo. LIBOR + .45%	)#	9/16/2024	17,324	17,434,562
American Express Credit Account Master Trust 2017-3 A	1.77%		11/15/2022	19,097	19,000,027
American Express Credit Account Master Trust 2018-1 A	2.67%		10/17/2022	9,618	9,644,020
BA Credit Card Trust 2017-A1	1.95%		8/15/2022	9,020	8,992,830
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	68,435	68,077,468
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	6,901	6,897,748
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	4,683	4,677,268
Barclays Dryrock Issuance Trust 2017-1 A	2.77% (1 Mo. LIBOR + .33%	)#	3/15/2023	616	617,075
Barclays Dryrock Issuance Trust 2017-2 A	2.74% (1 Mo. LIBOR + .30%	)#	5/15/2023	16,646	16,677,011
Barclays Dryrock Issuance Trust 2018-1 A	2.77% (1 Mo. LIBOR + .33%	)#	7/15/2024	8,533	8,543,250
Cabela’s Credit Card Master Note Trust 2014-2 A	2.89% (1 Mo. LIBOR + .45%	)#	7/15/2022	31,917	31,924,954
Cabela’s Credit Card Master Note Trust 2016-1 A1	1.78%		6/15/2022	19,690	19,682,155
Cabela’s Credit Card Master Note Trust 2016-1 A2	3.29% (1 Mo. LIBOR + .85%	)#	6/15/2022	60,021	60,032,404
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	19,399	19,351,335

See Notes to Financial Statements.	359

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Capital One Multi-Asset Execution Trust 2016-A7	2.95% (1 Mo. LIBOR + .51%	)#	9/16/2024	$13,141	$13,246,757
Capital One Multi-Asset Execution Trust 2017-A1	2.00%		1/17/2023	46,182	46,023,877
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	86,277	86,015,486
Chase Issuance Trust 2012-A4	1.58%		8/15/2021	13,101	13,075,377
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	15,479	15,457,438
Chase Issuance Trust 2018-A1	2.64% (1 Mo. LIBOR + .20%	)#	4/17/2023	12,755	12,768,649
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	9,819	9,900,932
Citibank Credit Card Issuance Trust 2017-A3	1.92%		4/7/2022	65,640	65,387,109
Citibank Credit Card Issuance Trust 2017-A9	1.80%		9/20/2021	8,730	8,710,618
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	14,699	14,646,623
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	36,330	36,212,908
Discover Card Execution Note Trust 2017-A1	2.93% (1 Mo. LIBOR + .49%	)#	7/15/2024	47,116	47,445,101
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	39,045	38,832,017
First National Master Note Trust 2017-2 A	2.88% (1 Mo. LIBOR + .44%	)#	10/16/2023	3,500	3,504,863
First National Master Note Trust 2018-1 A	2.90% (1 Mo. LIBOR + .46%	)#	10/15/2024	32,938	32,948,869
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%		9/15/2022	81,139	80,963,805
Golden Credit Card Trust 2017-2A A†	1.98%		4/15/2022	23,339	23,244,176
Golden Credit Card Trust 2019-1A A†	2.89% (1 Mo. LIBOR + .45%	)#	12/15/2022	49,831	50,007,327
Gracechurch Card Funding plc 2018-1 A†	2.84% (1 Mo. LIBOR + .40%	)#	7/15/2022	19,202	19,142,660
Master Credit Card Trust 2019-1A A†	2.922% (1 Mo. LIBOR + .48%	)#	7/21/2022	34,629	34,724,697
Master Credit Card Trust II 2017-1A A†	2.26%		7/21/2021	53,055	52,956,854
Master Credit Card Trust II 2017-1A B†	2.56%		7/21/2021	932	931,063
Master Credit Card Trust II 2018-3A B†	3.40%		1/21/2022	9,053	9,126,772
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	31,270	31,251,063
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	30,707	30,667,332
Synchrony Credit Card Master Note Trust 2015-4 A	2.38%		9/15/2023	26,086	26,108,108
Synchrony Credit Card Master Note Trust 2018-1 C	3.36%		3/15/2024	15,400	15,486,687
Trillium Credit Card Trust II 2019-2A A†	3.038%		1/26/2024	80,000	80,748,024
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	31,325	31,312,742
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023	7,119	7,119,124

360	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2012-D M	3.09%		4/17/2023	$4,437	$4,436,917
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	5,045	5,058,930
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	9,066	9,034,408
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	50,071	50,062,929
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	107,821	107,822,660
World Financial Network Credit Card Master Trust 2018-A	3.07%		12/16/2024	17,734	17,941,920
Total					1,470,383,038

Other 4.68%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	1,620	1,617,208
Ally Master Owner Trust 2017-2 A	2.829% (1 Mo. LIBOR + .34%	)#	6/15/2021	20,628	20,627,109
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%		7/10/2020	110	109,549
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	7,349	7,336,357
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	2,588	2,584,191
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	11,043	11,198,271
CCG Receivables Trust 2018-1 A2†	2.50%		6/16/2025	1,704	1,704,507
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	15,820	15,862,981
Conn’s Receivables Funding LLC 2019-A†	3.40%		10/16/2023	59,043	59,255,057
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	30	30,166
Dell Equipment Finance Trust 2018-1 A2A†	2.97%		10/22/2020	23,974	24,021,771
DLL LLC 2018-1 A2†	2.81%		11/17/2020	17,485	17,493,145
DLL LLC 2018-1 A3†	3.10%		4/18/2022	23,109	23,326,451
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020	35,334	35,393,137
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	789	788,659
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	23,109	23,050,250
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	97	96,796
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	10,724	10,733,287
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%		1/15/2022	11,437	11,398,190

See Notes to Financial Statements.	361

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	$19,334	$19,333,053
Ford Credit Floorplan Master Owner Trust A 2016-3 A2	3.06% (1 Mo. LIBOR + .62%	)#	7/15/2021	21,560	21,572,815
FREED ABS TRUST 2018-1 A†	3.61%		7/18/2024	7,882	7,913,997
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025	16,210	16,348,442
GMF Floorplan Owner Revolving Trust 2017-1 B†	2.58%		1/18/2022	22,234	22,211,553
GMF Floorplan Owner Revolving Trust 2018-1 A†	2.694% (1 Mo. LIBOR + .30%	)#	3/15/2022	27,768	27,791,600
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A2	2.35%		5/15/2020	904	903,267
Marlette Funding Trust 2018-3 A†	3.20%		9/15/2028	19,853	19,880,324
Marlette Funding Trust 2018-4A A†	3.71%		12/15/2028	16,909	17,057,161
Mercedes-Benz Master Owner Trust 2018-BA A†	2.78% (1 Mo. LIBOR + .34%	)#	5/15/2023	20,435	20,447,899
MMAF Equipment Finance LLC 2014-AA A4†	1.59%		2/8/2022	5,541	5,514,554
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%		1/15/2043	26,151	26,343,752
Navient Student Loan Trust 2018-1A A1†	2.62% (1 Mo. LIBOR + .19%	)#	3/25/2067	870	870,242
Navistar Financial Dealer Note Master Owner Trust II 2018-1 A†	3.06% (1 Mo. LIBOR + .63%	)#	9/25/2023	33,008	33,085,724
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	23,069	23,028,595
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	13,038	13,014,967
NextGear Floorplan Master Owner Trust 2018-2A A1†	3.04% (1 Mo. LIBOR + .60%	)#	10/15/2023	14,116	14,145,603
Nissan Master Owner Trust Receivables 2017-B A	2.87% (1 Mo. LIBOR + .43%	)#	4/18/2022	45,559	45,650,004
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	4,439	4,458,528
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	66	66,587
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	7,379	7,361,645
PFS Financing Corp. 2017-D A†	2.40%		10/17/2022	13,043	13,035,839
PFS Financing Corp. 2018-A A†	2.84% (1 Mo. LIBOR + .40%	)#	2/15/2022	26,700	26,710,763
PFS Financing Corp. 2018-A B†	3.04% (1 Mo. LIBOR + .60%	)#	2/15/2022	6,000	5,990,645
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	9,108	9,175,529
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	22,259	22,326,083

362	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SMB Private Education Loan Trust 2018-B A1†	2.76% (1 Mo. LIBOR + .32%	)#	12/16/2024	$11,644	$11,627,057
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	1,220	1,224,563
SoFi Consumer Loan Program LLC 2017-5 A1†	2.14%		9/25/2026	1,288	1,286,856
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	200	199,474
SoFi Professional Loan Program LLC 2017-A A2A†	1.55%		3/26/2040	98	97,876
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	1,586	1,579,358
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	1,396	1,387,165
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	4,185	4,167,433
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	7,959	7,944,804
SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%		8/25/2047	11,838	11,843,155
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	555	554,604
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	13,489	13,489,527
Verizon Owner Trust 2017-1A B†	2.45%		9/20/2021	5,164	5,164,347
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	3.091% (1 Mo. LIBOR + .65%	)#	1/20/2022	39,621	39,690,127
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	2,882	2,904,395
Total					794,026,994
Total Asset-Backed Securities (cost $4,283,530,456)					4,302,676,131

CORPORATE BONDS 42.74%

Aerospace/Defense 0.10%
General Dynamics Corp.	2.825% (3 Mo. LIBOR + .29%	)#	5/11/2020	9,860	9,881,022
Harris Corp.	3.063% (3 Mo. LIBOR + .48%	)#	4/30/2020	6,447	6,446,373
Total					16,327,395

Automotive 4.09%
American Honda Finance Corp.	2.872%	#	10/19/2020	70,094	70,142,174
BMW US Capital LLC†	2.898% (3 Mo. LIBOR + .37%	)#	8/14/2020	30,290	30,375,579
BMW US Capital LLC†	2.969% (3 Mo. LIBOR + .38%	)#	4/6/2020	2,351	2,356,600
BMW US Capital LLC†	3.014% (3 Mo. LIBOR + .41%	)#	4/12/2021	8,483	8,500,470
BMW US Capital LLC†	3.035% (3 Mo. LIBOR + .50%	)#	8/13/2021	23,743	23,816,624
Daimler Finance North America LLC†	2.955% (3 Mo. LIBOR + .39%	)#	5/4/2020	33,492	33,484,449
Daimler Finance North America LLC†	2.965% (3 Mo. LIBOR + .43%	)#	2/12/2021	10,800	10,797,111
Daimler Finance North America LLC†	2.973%	#	2/22/2021	3,377	3,377,172
Daimler Finance North America LLC†	3.095% (3 Mo. LIBOR + .53%	)#	5/5/2020	14,403	14,435,432
Daimler Finance North America LLC†	3.115% (3 Mo. LIBOR + .55%	)#	5/4/2021	7,523	7,524,609

See Notes to Financial Statements.	363

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Daimler Finance North America LLC†	3.203% (3 Mo. LIBOR + .62%	)#	10/30/2019	$21,909	$21,946,071
Daimler Finance North America LLC†	3.219% (3 Mo. LIBOR + .63%	)#	1/6/2020	34,835	34,908,191
Daimler Finance North America LLC†	3.235% (3 Mo. LIBOR + .67%	)#	11/5/2021	69,315	69,464,824
Daimler Finance North America LLC†	3.403%	#	2/22/2022	12,785	12,865,341
Ford Motor Credit Co. LLC	3.006% (3 Mo. LIBOR + .43%	)#	11/2/2020	5,384	5,330,034
Ford Motor Credit Co. LLC	3.365% (3 Mo. LIBOR + .83%	)#	8/12/2019	15,607	15,612,301
Ford Motor Credit Co. LLC	3.408% (3 Mo. LIBOR + .81%	)#	4/5/2021	14,800	14,596,923
Ford Motor Credit Co. LLC	3.484% (3 Mo. LIBOR + .88%	)#	10/12/2021	33,232	32,595,405
Ford Motor Credit Co. LLC	3.495% (3 Mo. LIBOR + .93%	)#	11/4/2019	400	400,525
Ford Motor Credit Co. LLC	3.592% (3 Mo. LIBOR + 1.00%	)#	1/9/2020	39,494	39,549,903
General Motors Co.	3.365% (3 Mo. LIBOR + .80%	)#	8/7/2020	5,000	5,010,273
General Motors Financial Co., Inc.	3.527% (3 Mo. LIBOR + .93%	)#	4/13/2020	8,000	8,029,225
General Motors Financial Co., Inc.	3.872% (3 Mo. LIBOR + 1.27%	)#	10/4/2019	18,000	18,052,570
General Motors Financial Co., Inc.	4.147% (3 Mo. LIBOR + 1.55%	)#	1/14/2022	9,375	9,466,811
General Motors Financial Co., Inc.	4.157% (3 Mo. LIBOR + 1.56%	)#	1/15/2020	7,891	7,945,680
Harley-Davidson Financial Services, Inc.†	3.022% (3 Mo. LIBOR + .50%	)#	5/21/2020	19,633	19,637,901
Nissan Motor Acceptance Corp.†	2.987% (3 Mo. LIBOR + .39%	)#	7/13/2020	3,237	3,234,801
Nissan Motor Acceptance Corp.†	2.987% (3 Mo. LIBOR + .39%	)#	9/28/2020	7,534	7,511,755
Nissan Motor Acceptance Corp.†	3.128% (3 Mo. LIBOR + .52%	)#	9/13/2019	12,671	12,680,233
Nissan Motor Acceptance Corp.†	3.131% (3 Mo. LIBOR + .52%	)#	3/15/2021	32,286	32,199,622
Nissan Motor Acceptance Corp.†	3.177% (3 Mo. LIBOR + .58%	)#	1/13/2020	6,389	6,396,960
Toyota Motor Credit Corp.	2.837% (3 Mo. LIBOR + .24%	)#	7/15/2020	47,989	48,070,927
Toyota Motor Credit Corp.	3.129% (3 Mo. LIBOR + .54%	)#	1/8/2021	23,434	23,574,484
Volkswagen Group of America Finance LLC†	3.305% (3 Mo. LIBOR + .77%	)#	11/13/2020	37,852	37,989,802
Volkswagen Group of America Finance LLC†	3.475% (3 Mo. LIBOR + .94%	)#	11/12/2021	2,960	2,978,306
Total					694,859,088

364	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 25.90%
ABN AMRO Bank NV (Netherlands)†(a)	3.002% (3 Mo. LIBOR + .41%	)#	1/19/2021	$9,800	$9,820,306
ABN AMRO Bank NV (Netherlands)†(a)	3.091% (3 Mo. LIBOR + .57%	)#	8/27/2021	28,480	28,595,942
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.882% (3 Mo. LIBOR + .32%	)#	11/9/2020	9,405	9,422,243
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.875% (3 Mo. LIBOR + .25%	)#	12/19/2019	10,000	10,010,919
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.985% (3 Mo. LIBOR + .46%	)#	5/17/2021	11,750	11,782,905
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	3.02% (3 Mo. LIBOR + .50%	)#	8/19/2020	9,857	9,896,689
Australia & New Zealand Banking Group Ltd. (Australia)(a)	3.262% (3 Mo. LIBOR + .66%	)#	9/23/2019	3,156	3,162,508
Bank of America Corp.	3.242%	#	10/1/2021	12,069	12,107,259
Bank of America Corp.	3.252% (3 Mo. LIBOR + .66%	)#	7/21/2021	109,530	109,936,312
Bank of America NA	2.771% (3 Mo. LIBOR + .25%	)#	8/28/2020	110,809	110,840,305
Bank of America NA	2.875% (3 Mo. LIBOR + .35%	)#	5/24/2021	92,304	92,317,731
Bank of Montreal (Canada)(a)	2.851% (3 Mo. LIBOR + .25%	)#	9/11/2019	22,000	22,016,829
Bank of Montreal (Canada)(a)	2.937% (3 Mo. LIBOR + .34%	)#	7/13/2020	51,757	51,888,149
Bank of Montreal (Canada)(a)	2.992% (3 Mo. LIBOR + .40%	)#	1/22/2021	47,041	47,155,677
Bank of Montreal (Canada)(a)	3.197% (3 Mo. LIBOR + .60%	)#	12/12/2019	13,626	13,674,176
Bank of Montreal (Canada)(a)	3.251% (3 Mo. LIBOR + .65%	)#	7/18/2019	35	35,032
Bank of New York Mellon (The)	2.783% (3 Mo. LIBOR + .28%	)#	6/4/2021	45,966	45,974,455
Bank of Nova Scotia (The) (Canada)(a)	2.987% (3 Mo. LIBOR + .39%	)#	7/14/2020	31,350	31,468,494
Bank of Nova Scotia (The) (Canada)(a)	3.032% (3 Mo. LIBOR + .44%	)#	4/20/2021	28,611	28,726,115
Barclays Bank plc (United Kingdom)(a)	3.352% (3 Mo. LIBOR + .77%	)#	10/28/2019	10,000	10,009,404
BB&T Corp.	3.181% (3 Mo. LIBOR + .57%	)#	6/15/2020	31,283	31,405,556
BB&T Corp.	3.312% (3 Mo. LIBOR + .72%	)#	1/15/2020	8,685	8,713,761
Branch Banking & Trust Co.	2.74% (3 Mo. LIBOR + .22%	)#	6/1/2020	10,000	10,003,609
Branch Banking & Trust Co.	3.047% (3 Mo. LIBOR + .45%	)#	1/15/2020	16,689	16,722,549
Canadian Imperial Bank of Commerce (Canada)(a)	2.891% (3 Mo. LIBOR + .32%	)#	2/2/2021	1,130	1,131,799
Canadian Imperial Bank of Commerce (Canada)(a)	2.908% (3 Mo. LIBOR + .31%	)#	10/5/2020	37,856	37,966,014
Canadian Imperial Bank of Commerce (Canada)(a)	3.128% (3 Mo. LIBOR + .52%	)#	9/6/2019	4,067	4,071,828

See Notes to Financial Statements.	365

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citibank NA	2.875% (3 Mo. LIBOR + .26%	)#	9/18/2019	$15,000	$15,012,516
Citibank NA	2.892% (3 Mo. LIBOR + .30%	)#	10/20/2020	10,750	10,765,809
Citibank NA	3.05% (3 Mo. LIBOR + .53%	)#	2/19/2022	70,177	70,208,652
Citibank NA	3.097% (3 Mo. LIBOR + .50%	)#	6/12/2020	3,045	3,056,471
Citibank NA	3.123%	#	5/20/2022	45,174	45,211,075
Citibank NA	3.162% (3 Mo. LIBOR + .57%	)#	7/23/2021	28,793	28,917,607
Citigroup, Inc.	3.374% (3 Mo. LIBOR + .79%	)#	1/10/2020	194,785	195,475,737
Citigroup, Inc.	3.537% (3 Mo. LIBOR + .93%	)#	6/7/2019	36,388	36,390,775
Citigroup, Inc.	3.896% (3 Mo. LIBOR + 1.31%	)#	10/26/2020	14,314	14,523,899
Citigroup, Inc.	3.981% (3 Mo. LIBOR + 1.38%	)#	3/30/2021	52,653	53,560,122
Citizens Bank NA/Providence RI	3.06% (3 Mo. LIBOR + .54%	)#	3/2/2020	12,516	12,536,637
Citizens Bank NA/Providence RI	3.091% (3 Mo. LIBOR + .57%	)#	5/26/2020	2,000	2,005,355
Citizens Bank NA/Providence RI	3.248% (3 Mo. LIBOR + .72%	)#	2/14/2022	28,548	28,645,239
Commonwealth Bank of Australia (Australia)†(a)	3.015% (3 Mo. LIBOR + .40%	)#	9/18/2020	7,000	7,022,539
Compass Bank	3.331% (3 Mo. LIBOR + .73%	)#	6/11/2021	25,202	25,162,404
Credit Agricole Corporate & Investment Bank SA (France)(a)	3.221% (3 Mo. LIBOR + .63%	)#	10/3/2021	32,902	32,951,869
Danske Bank A/S (Denmark)†(a)	3.03% (3 Mo. LIBOR + .51%	)#	3/2/2020	3,000	2,996,587
Danske Bank A/S (Denmark)†(a)	3.188% (3 Mo. LIBOR + .58%	)#	9/6/2019	12,182	12,177,693
Danske Bank A/S (Denmark)(a)	3.03% (3 Mo. LIBOR + .51%	)#	3/2/2020	14,404	14,387,611
Federation des Caisses Desjardins du Quebec (Canada)†(a)	2.913% (3 Mo. LIBOR + .33%	)#	10/30/2020	19,378	19,416,622
Fifth Third Bank	3.026% (3 Mo. LIBOR + .44%	)#	7/26/2021	25,887	25,926,465
Fifth Third Bank	3.199% (3 Mo. LIBOR + .59%	)#	9/27/2019	2,257	2,259,866
Goldman Sachs Group, Inc. (The)	3.339% (3 Mo. LIBOR + .73%	)#	12/27/2020	24,375	24,428,018
Goldman Sachs Group, Inc. (The)	3.408% (3 Mo. LIBOR + .80%	)#	12/13/2019	58,343	58,537,397
Goldman Sachs Group, Inc. (The)	3.612% (3 Mo. LIBOR + 1.02%	)#	10/23/2019	35,197	35,316,108
Goldman Sachs Group, Inc. (The)	3.752% (3 Mo. LIBOR + 1.16%	)#	4/23/2020	232,013	233,646,246
Goldman Sachs Group, Inc. (The)	3.94% (3 Mo. LIBOR + 1.36%	)#	4/23/2021	5,000	5,083,684
HSBC Holdings plc (United Kingdom)(a)	3.12% (3 Mo. LIBOR + .60%	)#	5/18/2021	60,010	60,049,267

366	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
HSBC Holdings plc (United Kingdom)(a)	3.247% (3 Mo. LIBOR + .65%	)#	9/11/2021	$70,500	$70,617,785
HSBC USA, Inc.	3.145% (3 Mo. LIBOR + .61%	)#	11/13/2019	3,100	3,107,168
Huntington National Bank (The)	3.111% (3 Mo. LIBOR + .51%	)#	3/10/2020	30,421	30,513,227
Huntington National Bank (The)	3.115% (3 Mo. LIBOR + .55%	)#	2/5/2021	47,000	47,125,453
ING Bank NV (Netherlands)†(a)	3.128% (3 Mo. LIBOR + .61%	)#	8/15/2019	8,000	8,009,680
ING Bank NV (Netherlands)†(a)	3.282% (3 Mo. LIBOR + .69%	)#	10/1/2019	1,970	1,974,581
ING Bank NV (Netherlands)†(a)	3.495% (3 Mo. LIBOR + .97%	)#	8/17/2020	1,700	1,715,296
Intesa Sanpaolo SpA	3.218% (3 Mo. LIBOR + .63%	)#	7/17/2019	32,850	32,853,218
JPMorgan Chase & Co.	3.151% (3 Mo. LIBOR + .55%	)#	3/9/2021	78,349	78,504,361
JPMorgan Chase & Co.	3.20% (3 Mo. LIBOR + .68%	)#	6/1/2021	140,134	140,718,820
JPMorgan Chase & Co.	3.547% (3 Mo. LIBOR + .96%	)#	1/23/2020	20,968	21,090,968
JPMorgan Chase & Co.	4.00% (3 Mo. LIBOR + 1.48%	)#	3/1/2021	55,106	56,113,798
JPMorgan Chase Bank NA	2.75% (3 Mo. LIBOR + .23%	)#	9/1/2020	71,163	71,167,631
JPMorgan Chase Bank NA	2.89% (3 Mo. LIBOR + .37%	)#	2/19/2021	93,584	93,660,449
JPMorgan Chase Bank NA	2.926% (3 Mo. LIBOR + .34%	)#	4/26/2021	24,750	24,765,962
JPMorgan Chase Bank NA	3.192% (3 Mo. LIBOR + .59%	)#	9/23/2019	2,000	2,002,834
KeyBank NA	3.239% (3 Mo. LIBOR + .66%	)#	2/1/2022	32,694	32,829,787
Lloyds Bank plc (United Kingdom)(a)	3.055% (3 Mo. LIBOR + .49%	)#	5/7/2021	19,757	19,753,442
Lloyds Banking Group plc (United Kingdom)(a)	3.413% (3 Mo. LIBOR + .80%	)#	6/21/2021	9,492	9,507,905
Manufacturers & Traders Trust Co.	2.85% (3 Mo. LIBOR + .27%	)#	1/25/2021	17,447	17,416,096
Manufacturers & Traders Trust Co.	3.16% (3 Mo. LIBOR + .64%	)#	12/1/2021	21,816	21,810,228
Manufacturers & Traders Trust Co.	3.645% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	29,427	29,436,827
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	3.236% (3 Mo. LIBOR + .65%	)#	7/26/2021	19,196	19,272,950
Morgan Stanley	3.095% (3 Mo. LIBOR + .55%	)#	2/10/2021	222,464	222,733,762
Morgan Stanley	3.595% (3 Mo. LIBOR + .98%	)#	6/16/2020	17,995	18,126,869
Morgan Stanley	3.722% (3 Mo. LIBOR + 1.14%	)#	1/27/2020	15,105	15,200,143
Morgan Stanley	3.772% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	42,917	43,368,671
Morgan Stanley	3.992% (3 Mo. LIBOR + 1.40%	)#	4/21/2021	3,937	4,009,996
MUFG Union Bank NA	3.207%	#	3/7/2022	46,977	46,996,135
National Australia Bank Ltd. (Australia)†(a)	2.954% (3 Mo. LIBOR + .35%	)#	1/12/2021	51,851	51,956,680

See Notes to Financial Statements.	367

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
National Australia Bank Ltd. (Australia)†(a)	3.174% (3 Mo. LIBOR + .59%	)#	1/10/2020	$3,610	$3,622,171
National Australia Bank Ltd. (Australia)†(a)	3.291% (3 Mo. LIBOR + .69%	)#	12/9/2019	8,000	8,025,698
National Bank of Canada (Canada)(a)	3.157% (3 Mo. LIBOR + .56%	)#	6/12/2020	47,372	47,565,883
Nordea Bank AB (Finland)†(a)	3.221% (3 Mo. LIBOR + .62%	)#	9/30/2019	6,810	6,823,787
PNC Bank NA	2.842% (3 Mo. LIBOR + .25%	)#	1/22/2021	3,500	3,506,139
PNC Bank NA	2.947%	#	3/12/2021	70,467	70,522,410
Regions Bank/Birmingham AL	3.035% (3 Mo. LIBOR + .50%	)#	8/13/2021	42,736	42,677,399
Royal Bank of Canada (Canada)(a)	2.826% (3 Mo. LIBOR + .24%	)#	10/26/2020	2,822	2,826,704
Royal Bank of Canada (Canada)(a)	2.892% (3 Mo. LIBOR + .30%	)#	7/22/2020	44,148	44,257,281
Royal Bank of Canada (Canada)(a)	2.90% (3 Mo. LIBOR + .38%	)#	3/2/2020	1,360	1,363,103
Royal Bank of Canada (Canada)(a)	2.98% (3 Mo. LIBOR + .40%	)#	1/25/2021	70,329	70,530,291
Royal Bank of Canada (Canada)(a)	3.052%	#	4/29/2022	23,500	23,526,738
Santander UK plc (United Kingdom)(a)	3.14% (3 Mo. LIBOR + .62%	)#	6/1/2021	14,250	14,246,014
Santander UK plc (United Kingdom)(a)	2.876% (3 Mo. LIBOR + .30%	)#	11/3/2020	10,000	10,004,001
Skandinaviska Enskilda Banken AB (Sweden)†(a)	3.178% (3 Mo. LIBOR + .57%	)#	9/13/2019	14,840	14,863,037
Standard Chartered plc (United Kingdom)(a)	3.65% (3 Mo. LIBOR + 1.13%	)#	8/19/2019	7,850	7,866,634
Standard Chartered plc (United Kingdom)†(a)	3.65% (3 Mo. LIBOR + 1.13%	)#	8/19/2019	25,844	25,894,875
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.911% (3 Mo. LIBOR + .31%	)#	10/18/2019	24,485	24,511,566
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.938% (3 Mo. LIBOR + .35%	)#	1/17/2020	75,521	75,670,425
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.971% (3 Mo. LIBOR + .37%	)#	10/16/2020	47,074	47,125,866
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	3.065% (3 Mo. LIBOR + .44%	)#	9/19/2019	9,000	9,010,391
SunTrust Bank	3.086% (3 Mo. LIBOR + .50%	)#	10/26/2021	13,040	13,056,971
SunTrust Bank	3.115%	#	5/17/2022	37,260	37,311,378
Svenska Handelsbanken AB (Sweden)(a)	3.098% (3 Mo. LIBOR + .49%	)#	9/6/2019	1,800	1,802,016

368	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Toronto-Dominion Bank (The) (Canada)(a)	2.82% (3 Mo. LIBOR + .24%	)#	1/25/2021	$15,549	$15,561,612
Toronto-Dominion Bank (The) (Canada)(a)	2.875% (3 Mo. LIBOR + .26%	)#	9/17/2020	74,501	74,762,127
Toronto-Dominion Bank (The) (Canada)(a)	3.523% (3 Mo. LIBOR + .93%	)#	12/14/2020	32,917	33,302,745
UBS AG (United Kingdom)†(a)	3.00% (3 Mo. LIBOR + .48%	)#	12/1/2020	34,139	34,230,731
UBS AG (United Kingdom)†(a)	3.175% (3 Mo. LIBOR + .58%	)#	6/8/2020	22,190	22,277,029
UBS AG/Stamford CT	3.168% (3 Mo. LIBOR + .64%	)#	8/14/2019	15,130	15,148,414
UBS Group Funding Switzerland AG (Switzerland)†(a)	4.042% (3 Mo. LIBOR + 1.44%	)#	9/24/2020	4,687	4,758,678
US Bank NA/Cincinnati OH	2.812% (3 Mo. LIBOR + .29%	)#	5/21/2021	24,000	24,009,705
Wells Fargo & Co.	3.263% (3 Mo. LIBOR + .68%	)#	1/30/2020	73,561	73,856,973
Wells Fargo & Co.	3.465% (3 Mo. LIBOR + .93%	)#	2/11/2022	32,750	32,949,593
Wells Fargo & Co.	3.472% (3 Mo. LIBOR + .88%	)#	7/22/2020	143,936	144,998,995
Wells Fargo & Co.	3.843% (3 Mo. LIBOR + 1.34%	)#	3/4/2021	28,181	28,636,373
Wells Fargo Bank NA	2.827% (3 Mo. LIBOR + .23%	)#	1/15/2020	90,223	90,341,231
Wells Fargo Bank NA	2.907% (3 Mo. LIBOR + .31%	)#	1/15/2021	2,340	2,341,173
Wells Fargo Bank NA	3.092% (3 Mo. LIBOR + .50%	)#	7/23/2021	69,139	69,237,293
Wells Fargo Bank NA	3.102% (3 Mo. LIBOR + .51%	)#	10/22/2021	32,949	32,983,763
Wells Fargo Bank NA	3.258% (3 Mo. LIBOR + .65%	)#	12/6/2019	9,270	9,299,984
Total					4,396,196,755

Beverages 0.21%
Constellation Brands, Inc.	3.218% (3 Mo. LIBOR + .70%	)#	11/15/2021	35,006	35,014,094

Biotechnology Research & Production 0.04%
Gilead Sciences, Inc.	2.883% (3 Mo. LIBOR + .25%	)#	9/20/2019	7,538	7,541,740

Building Materials 0.60%
Martin Marietta Materials, Inc.	3.133% (3 Mo. LIBOR + .50%	)#	12/20/2019	37,665	37,667,353
Martin Marietta Materials, Inc.	3.173% (3 Mo. LIBOR + .65%	)#	5/22/2020	21,057	21,064,933
Vulcan Materials Co.	3.17% (3 Mo. LIBOR + .65%	)#	3/1/2021	30,531	30,546,146
Vulcan Materials Co.	3.211% (3 Mo. LIBOR + .60%	)#	6/15/2020	13,106	13,104,740
Total					102,383,172

Chemicals 0.11%
DowDuPont, Inc.	3.228% (3 Mo. LIBOR + .71%	)#	11/15/2020	18,771	18,903,143

See Notes to Financial Statements.	369

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.52%
IBM Credit LLC	2.994% (3 Mo. LIBOR + .47%	)#	11/30/2020	$56,366	$56,684,832
International Business Machines Corp.	2.935%	#	5/13/2021	32,322	32,394,767
Total					89,079,599

Drugs 0.81%
Bayer US Finance II LLC†	3.232% (3 Mo. LIBOR + .63%	)#	6/25/2021	9,468	9,392,346
Bristol-Myers Squibb Co.†	2.725%	#	11/16/2020	13,868	13,877,501
Cigna Corp.†	2.965% (3 Mo. LIBOR + .35%	)#	3/17/2020	74,717	74,759,126
CVS Health Corp.	3.231% (3 Mo. LIBOR + .63%	)#	3/9/2020	36,276	36,378,162
Express Scripts Holding Co.	3.274%	#	11/30/2020	3,089	3,089,107
Total					137,496,242

Electric: Power 1.28%
Florida Power & Light Co.	2.965%	#	5/6/2022	55,496	55,517,710
Kansas Gas & Electric Co.†	6.70%		6/15/2019	125	125,142
Mississippi Power Co.	3.259% (3 Mo. LIBOR + .65%	)#	3/27/2020	1,000	1,000,142
NextEra Energy Capital Holdings, Inc.	3.071% (3 Mo. LIBOR + .55%	)#	8/28/2021	47,466	47,394,254
Sempra Energy	2.847% (3 Mo. LIBOR + .25%	)#	7/15/2019	56,199	56,204,271
Sempra Energy	3.097% (3 Mo. LIBOR + .50%	)#	1/15/2021	12,001	11,966,668
Southern Power Co.†	3.183% (3 Mo. LIBOR + .55%	)#	12/20/2020	44,475	44,478,569
Total					216,686,756

Electrical Equipment 0.06%
QUALCOMM, Inc.	3.07% (3 Mo. LIBOR + .55%	)#	5/20/2020	9,589	9,623,612

Electronics 0.17%
Tyco Electronics Group SA (Luxembourg)(a)	3.049% (3 Mo. LIBOR + .45%	)#	6/5/2020	28,184	28,233,171

Financial Services 1.00%
AIG Global Funding†	3.08% (3 Mo. LIBOR + .48%	)#	7/2/2020	12,000	12,044,950
AIG Global Funding†	3.242% (3 Mo. LIBOR + .65%	)#	1/22/2021	32,931	33,043,431
American Express Co.	2.913% (3 Mo. LIBOR + .33%	)#	10/30/2020	4,702	4,703,487
American Express Co.	3.14%	#	5/20/2022	45,206	45,258,229
American Express Co.	3.165% (3 Mo. LIBOR + .60%	)#	11/5/2021	23,482	23,599,807
American Express Credit Corp.	3.008% (3 Mo. LIBOR + .49%	)#	8/15/2019	8,292	8,299,460
American Express Credit Corp.	3.643% (3 Mo. LIBOR + 1.05%	)#	9/14/2020	9,379	9,472,882
Capital One Financial Corp.	3.295% (3 Mo. LIBOR + .76%	)#	5/12/2020	10,205	10,247,320
TD Ameritrade Holding Corp.	3.009% (3 Mo. LIBOR + .43%	)#	11/1/2021	23,482	23,544,270
Total					170,213,836

370	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food 0.41%
Campbell Soup Co.	3.115% (3 Mo. LIBOR + .50%	)#	3/16/2020	$14,912	$14,900,433
Conagra Brands, Inc.	3.092% (3 Mo. LIBOR + .50%	)#	10/9/2020	10,045	10,015,974
Conagra Brands, Inc.	3.342% (3 Mo. LIBOR + .75%	)#	10/22/2020	32,968	32,981,110
Mondelez International Holdings Netherlands BV (Netherlands)†(a)	3.192% (3 Mo. LIBOR + .61%	)#	10/28/2019	11,801	11,817,130
Total					69,714,647

Health Care Products 0.29%
Becton Dickinson & Co.	3.476% (3 Mo. LIBOR + .88%	)#	12/29/2020	7,955	7,957,235
Zimmer Biomet Holdings, Inc.	3.375% (3 Mo. LIBOR + .75%	)#	3/19/2021	41,994	41,949,632
Total					49,906,867

Insurance 2.16%
Assurant, Inc.	3.86% (3 Mo. LIBOR + 1.25%	)#	3/26/2021	9,942	9,927,542
Jackson National Life Global Funding†	2.882% (3 Mo. LIBOR + .30%	)#	4/27/2020	47,022	47,105,161
Jackson National Life Global Funding†	2.897% (3 Mo. LIBOR + .30%	)#	10/15/2020	78,156	78,225,804
Jackson National Life Global Funding†	2.909%	#	3/16/2021	46,734	46,773,450
Marsh & McLennan Cos, Inc.	3.801% (3 Mo. LIBOR + 1.20%	)#	12/29/2021	28,125	28,213,860
Metropolitan Life Global Funding I†	2.819% (3 Mo. LIBOR + .23%	)#	1/8/2021	77,190	77,150,050
Metropolitan Life Global Funding I†	2.845% (3 Mo. LIBOR + .22%	)#	9/19/2019	7,000	7,004,614
New York Life Global Funding†	2.862% (3 Mo. LIBOR + .28%	)#	1/28/2021	18,733	18,777,657
New York Life Global Funding†	2.885% (3 Mo. LIBOR + .32%	)#	8/6/2021	28,524	28,580,490
Protective Life Global Funding†	3.117% (3 Mo. LIBOR + .52%	)#	6/28/2021	24,089	24,165,879
Total					365,924,507

Leasing 0.06%
Aviation Capital Group LLC†	3.253% (3 Mo. LIBOR + .67%	)#	7/30/2021	9,570	9,548,952

Lodging 0.28%
Marriott International, Inc.	3.12% (3 Mo. LIBOR + .60%	)#	12/1/2020	46,980	47,117,398

Machinery: Agricultural 0.03%
BAT Capital Corp.	3.118% (3 Mo. LIBOR + .59%	)#	8/14/2020	5,046	5,052,161

See Notes to Financial Statements.	371

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.57%
John Deere Capital Corp.	2.718% (3 Mo. LIBOR + .12%	)#	7/5/2019	$10,000	$10,002,202
John Deere Capital Corp.	2.769% (3 Mo. LIBOR + .18%	)#	1/7/2020	28,991	29,023,663
John Deere Capital Corp.	3.004% (3 Mo. LIBOR + .42%	)#	7/10/2020	46,877	47,059,623
Wabtec Corp.	3.911% (3 Mo. LIBOR + 1.30%	)#	9/15/2021	11,255	11,255,531
Total					97,341,019

Machinery: Oil Well Equipment & Services 0.63%
Caterpillar Financial Services Corp.	2.771% (3 Mo. LIBOR + .25%	)#	8/26/2020	60,848	60,912,234
Caterpillar Financial Services Corp.	2.915%	#	5/17/2021	46,220	46,315,465
Total					107,227,699

Manufacturing 0.66%
General Electric Co.	3.007% (3 Mo. LIBOR + .41%	)#	3/28/2020	14,608	14,557,749
General Electric Co.	3.212% (3 Mo. LIBOR + .62%	)#	1/9/2020	55,510	55,567,714
General Electric Co.	3.397% (3 Mo. LIBOR + .80%	)#	4/15/2020	12,627	12,661,986
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	2.955% (3 Mo. LIBOR + .34%	)#	3/16/2020	14,380	14,413,489
Textron, Inc.	3.095%	#	11/10/2020	15,000	14,989,982
Total					112,190,920

Media 1.01%
Comcast Corp.	2.922% (3 Mo. LIBOR + .33%	)#	10/1/2020	86,346	86,535,448
NBCUniversal Enterprise, Inc.†	2.992% (3 Mo. LIBOR + .40%	)#	4/1/2021	84,826	85,103,665
Total					171,639,113

Natural Gas 0.40%
Dominion Energy Gas Holdings LLC	3.211%	#	6/15/2021	11,500	11,554,699
WGL Holdings, Inc.	2.925% (3 Mo. LIBOR + .40%	)#	11/29/2019	28,034	27,981,226
WGL Holdings, Inc.	3.147% (3 Mo. LIBOR + .55%	)#	3/12/2020	28,459	28,390,008
Total					67,925,933

Oil 0.34%
BP Capital Markets plc ( United Kingdom)(a)	2.775% (3 Mo. LIBOR + .25%	)#	11/24/2020	46,166	46,197,719
Phillips 66	3.121% (3 Mo. LIBOR + .60%	)#	2/26/2021	8,311	8,311,255
Phillips 66†	3.347% (3 Mo. LIBOR + .75%	)#	4/15/2020	2,602	2,603,427
Total					57,112,401

Real Estate 0.08%
SL Green Operating Partnership LP	3.505% (3 Mo. LIBOR + .98%	)#	8/16/2021	14,316	14,323,454

372	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 0.62%
Alimentation Couche-Tard, Inc. (Canada)†(a)	3.108% (3 Mo. LIBOR + .50%	)#	12/13/2019	$8,181	$8,181,191
Dollar Tree, Inc.	3.288% (3 Mo. LIBOR + .70%	)#	4/17/2020	96,292	96,302,359
Total					104,483,550

Telecommunications 0.31%
AT&T, Inc.	3.531% (3 Mo. LIBOR + .93%	)#	6/30/2020	38,654	38,938,568
Deutsche Telekom International Finance BV (Netherlands)†(a)	3.075% (3 Mo. LIBOR + .45%	)#	9/19/2019	13,704	13,714,200
Total					52,652,768
Total Corporate Bonds (cost $7,244,997,550)					7,254,719,992
Total Long-Term Investments (cost $11,528,528,006)					11,557,396,123

SHORT-TERM INVESTMENTS 31.65%

COMMERCIAL PAPER 29.07%

Aerospace/Defense 0.28%
Northrop Grumman Corp.	2.972%		6/19/2019	46,875	46,814,375

Auto Parts: Original Equipment 0.22%
Autoliv ASP, Inc.	2.742%		6/21/2019	18,481	18,456,051
Continental Rubber of America Corp.	2.846%		6/3/2019	18,618	18,618,000
Total					37,074,051

Automotive 0.77%
Ford Motor Credit Co.	4.39%		11/25/2019	9,397	9,246,367
General Motors Financial Co., Inc.	2.842%		6/5/2019	14,825	14,822,694
General Motors Financial Co., Inc.	2.842%		6/12/2019	16,393	16,381,525
General Motors Financial Co., Inc.	2.854%		6/13/2019	27,000	26,978,925
General Motors Financial Co., Inc.	3.24%		6/3/2019	23,513	23,513,000
Nissan Motor Acceptance Corp.	2.859%		7/31/2019	40,000	39,825,472
Total					130,767,983

Banks: Regional 0.29%
Canadian Imperial Bank of Commerce	3.043%		9/20/2019	29,830	29,863,976
Svenska Handelsbanken	2.862%		10/21/2019	19,840	19,860,558
Total					49,724,534

Beverages 0.98%
Constellation Brands, Inc.	2.846%		6/20/2019	14,819	14,799,406
Constellation Brands, Inc.	2.846%		6/21/2019	9,960	9,946,056
Constellation Brands, Inc.	2.846%		6/24/2019	5,000	4,991,833

See Notes to Financial Statements.	373

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)
Constellation Brands, Inc.	2.846%	6/24/2019	$46,327	$46,251,333
Constellation Brands, Inc.	2.866%	6/3/2019	33,100	33,100,000
Constellation Brands, Inc.	2.897%	6/3/2019	10,750	10,750,000
Molson Coors Brewing Co.	3.063%	6/3/2019	46,736	46,736,000
Total				166,574,628

Building Materials 0.48%
CRH America Finance, Inc.	2.855%	7/10/2019	11,497	11,463,914
CRH America Finance, Inc.	2.868%	7/26/2019	9,076	9,038,453
CRH America Finance, Inc.	2.931%	7/1/2019	9,359	9,338,109
CRH America Finance, Inc.	2.958%	6/3/2019	28,123	28,123,000
CRH America Finance, Inc.	2.942%	7/15/2019	24,000	23,919,360
Total				81,882,836

Chemicals 1.87%
DowDuPont, Inc.	2.793%	7/22/2019	23,195	23,108,496
FMC Corp.	2.947%	6/19/2019	41,694	41,640,261
FMC Corp.	2.947%	6/21/2019	34,513	34,462,956
FMC Corp.	2.999%	6/10/2019	35,000	34,979,924
FMC Corp.	2.999%	6/3/2019	33,385	33,385,000
FMC Corp.	3.049%	6/12/2019	41,000	40,969,250
FMC Corp.	3.05%	6/3/2019	28,615	28,615,000
Sherwin Williams Co.	2.834%	6/10/2019	7,415	7,410,977
Sherwin Williams Co.	2.835%	6/12/2019	18,537	18,524,070
Sherwin Williams Co.	2.848%	6/25/2019	18,540	18,508,276
Sherwin Williams Co.	2.848%	6/27/2019	17,149	17,116,989
Sherwin Williams Co.	2.871%	6/25/2019	18,567	18,535,003
Total				317,256,202

Drugs 0.16%
CIGNA Corp.	2.909%	7/16/2019	27,463	27,369,511

Electric: Power 0.91%
Entergy Corp.	2.859%	7/26/2019	46,000	45,810,378
Entergy Corp.	2.962%	6/6/2019	23,493	23,487,322
Entergy Corp.	3.058%	7/9/2019	8,118	8,093,646
Hawaiian Electric Co.	2.846%	6/13/2019	46,390	46,353,919
Hawaiian Electric Co.	2.846%	6/17/2019	30,587	30,553,694
Total				154,298,959

374	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 1.20%
Broadcom, Inc.	3.051%	6/6/2019	$204,004	$203,952,999

Electronics 0.95%
Arrow Electronics, Inc.	2.894%	6/20/2019	29,000	28,960,971
Arrow Electronics, Inc.	2.945%	6/18/2019	20,117	20,092,692
Arrow Electronics, Inc.	2.945%	6/20/2019	18,485	18,459,686
Arrow Electronics, Inc.	2.948%	6/5/2019	7,500	7,498,792
Arrow Electronics, Inc.	2.998%	6/18/2019	38,000	37,953,291
Arrow Electronics, Inc.	2.998%	6/19/2019	4,401	4,395,230
Arrow Electronics, Inc.	2.998%	6/19/2019	18,527	18,502,709
Arrow Electronics, Inc.	2.999%	6/4/2019	17,000	16,998,607
Arrow Electronics, Inc.	2.999%	6/5/2019	7,500	7,498,771
Total				160,360,749

Financial Services 0.30%
Hitachi Capital America Corp.	2.785%	6/6/2019	51,027	51,015,349

Food 1.42%
Campbell Soup Co.	2.974%	9/4/2019	46,247	45,906,746
Campbell Soup Co.	2.974%	9/5/2019	27,748	27,541,573
Campbell Soup Co.	3.036%	6/24/2019	92,765	92,603,744
Campbell Soup Co.	3.046%	8/13/2019	37,125	36,916,743
Campbell Soup Co.	3.196%	7/22/2019	37,490	37,330,792
Total				240,299,598

Health Care Products 1.55%
Boston Scientific Corp.	2.814%	6/18/2019	16,673	16,653,756
Boston Scientific Corp.	2.87%	6/17/2019	8,611	8,601,557
Boston Scientific Corp.	2.872%	7/15/2019	40,000	39,868,400
Boston Scientific Corp.	2.872%	7/22/2019	35,702	35,564,964
Boston Scientific Corp.	2.872%	7/23/2019	4,000	3,984,333
Boston Scientific Corp.	2.883%	7/22/2019	15,500	15,440,295
Boston Scientific Corp.	2.928%	8/14/2019	13,894	13,814,978
Boston Scientific Corp.	2.93%	8/12/2019	45,390	45,138,912
Boston Scientific Corp.	2.931%	8/15/2019	46,368	46,100,668
Boston Scientific Corp.	2.96%	7/22/2019	15,000	14,940,792
Boston Scientific Corp.	2.96%	7/29/2019	22,264	22,163,565
Total				262,272,220

See Notes to Financial Statements.	375

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.46%
Humana, Inc.	2.832%	7/16/2019	$23,184	$23,107,016
Humana, Inc.	2.898%	6/10/2019	55,666	55,635,152
Total				78,742,168

Leisure 1.13%
Royal Caribbean Cruises Ltd.	2.982%	7/8/2019	72,000	71,794,900
Royal Caribbean Cruises Ltd.	3.02%	6/21/2019	4,637	4,630,114
Royal Caribbean Cruises Ltd.	3.021%	6/7/2019	22,000	21,992,740
Royal Caribbean Cruises Ltd.	3.021%	6/10/2019	4,200	4,197,574
Royal Caribbean Cruises Ltd.	3.022%	6/4/2019	18,314	18,312,489
Royal Caribbean Cruises Ltd.	3.022%	6/18/2019	16,700	16,679,334
Royal Caribbean Cruises Ltd.	3.022%	6/21/2019	54,202	54,121,510
Total				191,728,661

Lodging 0.25%
Marriott International, Inc.	2.848%	6/18/2019	17,627	17,606,435
Marriott International, Inc.	2.848%	6/19/2019	6,586	6,577,804
Marriott International, Inc.	2.849%	6/21/2019	3,247	3,242,454
Marriott International, Inc.	2.966%	6/3/2019	14,975	14,975,000
Total				42,401,693

Machinery: Agricultural 1.51%
BAT International Finance plc	2.961%	7/2/2019	46,763	46,653,757
BAT International Finance plc	2.962%	7/2/2019	55,894	55,763,425
BAT International Finance plc	2.962%	7/30/2019	15,000	14,931,125
BAT International Finance plc	2.97%	7/2/2019	28,000	27,934,363
BAT International Finance plc	3.003%	7/9/2019	46,529	46,392,205
Bunge Asset Funding Corp.	2.687%	6/3/2019	55,000	55,000,000
Bunge Asset Funding Corp.	2.894%	6/5/2019	9,353	9,351,524
Total				256,026,399

Machinery: Industrial/Specialty 0.21%
CNH Industrial Capital LLC	3.126%	11/5/2019	36,819	36,269,579

Manufacturing 1.31%
Pentair Finance	2.992%	6/3/2019	45,570	45,570,000
Pentair Finance	3.023%	6/6/2019	4,620	4,618,853
Pentair Finance	3.043%	6/4/2019	9,625	9,624,198
Pentair Finance	3.043%	6/5/2019	9,245	9,243,459
Pentair Finance	3.045%	6/7/2019	4,628	4,626,457
Pentair Finance	3.055%	6/11/2019	2,750	2,748,161

376	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)
Pentair Finance	3.065%	6/6/2019	$9,026	$9,023,728
Pentair Finance	3.065%	6/13/2019	9,009	9,001,443
Pentair Finance	3.076%	6/6/2019	10,000	9,997,475
Pentair Finance	3.076%	6/7/2019	4,629	4,627,442
Pentair Finance	3.096%	6/11/2019	5,541	5,537,244
Pentair Finance	3.096%	6/3/2019	17,763	17,763,000
Pentair Finance	3.096%	6/5/2019	20,000	19,996,611
Pentair Finance	3.096%	6/7/2019	4,397	4,395,510
Pentair Finance	3.096%	6/11/2019	10,000	9,993,222
Pentair Finance	3.096%	6/12/2019	4,622	4,618,476
Pentair Finance	3.096%	6/14/2019	13,861	13,848,082
Pentair Finance	3.128%	6/12/2019	15,000	14,988,450
Pentair Finance	3.138%	6/4/2019	12,500	12,498,927
Pentair Finance	3.149%	6/12/2019	10,000	9,992,250
Total				222,712,988

Metals & Minerals: Miscellaneous 1.19%
Glencore Funding LLC	2.896%	6/17/2019	97,102	96,994,379
Glencore Funding LLC	2.897%	6/19/2019	42,000	41,946,800
Glencore Funding LLC	2.897%	6/17/2019	18,308	18,287,708
Glencore Funding LLC	3.219%	7/17/2019	45,000	44,826,750
Total				202,055,637

Natural Gas 1.30%
Sempra Energy	2.859%	7/30/2019	42,000	41,813,800
Sempra Energy	2.89%	7/29/2019	46,313	46,109,120
Sempra Energy	2.892%	8/19/2019	69,339	68,917,573
SPIRE, Inc.	2.851%	7/1/2019	36,874	36,793,696
WGL Holdings, Inc.	3.071%	6/6/2019	15,593	15,589,076
WGL Holdings, Inc.	3.392%	6/5/2019	11,883	11,880,802
Total				221,104,067

Oil 3.36%
Encana Corp.	3.026%	6/20/2019	18,479	18,452,996
Encana Corp.	3.048%	6/17/2019	22,234	22,208,060
Encana Corp.	3.075%	7/22/2019	69,054	68,770,150
Encana Corp.	3.078%	6/7/2019	18,553	18,546,754
Encana Corp.	3.08%	6/13/2019	36,873	36,841,965
Encana Corp.	3.099%	6/3/2019	83,248	83,248,000
Encana Corp.	3.179%	7/8/2019	9,045	9,017,564

See Notes to Financial Statements.	377

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Encana Corp.	3.179%	7/9/2019	$9,277	$9,248,056
ENI Finance USA, Inc.	2.77%	7/23/2019	26,592	26,491,541
ENI Finance USA, Inc.	2.781%	7/31/2019	23,101	22,995,470
ENI Finance USA, Inc.	2.791%	7/29/2019	22,892	22,794,429
ENI Finance USA, Inc.	2.797%	6/24/2019	23,195	23,157,791
ENI Finance USA, Inc.	2.798%	7/2/2019	25,952	25,894,509
ENI Finance USA, Inc.	2.799%	7/5/2019	3,000	2,992,667
ENI Finance USA, Inc.	2.801%	7/22/2019	44,474	44,307,531
ENI Finance USA, Inc.	2.802%	7/24/2019	8,000	7,968,833
ENI Finance USA, Inc.	2.873%	6/4/2019	23,387	23,385,168
Noble Energy, Inc.	2.932%	6/6/2019	80,000	79,980,734
Noble Energy, Inc.	2.942%	6/4/2019	6,197	6,196,501
Noble Energy, Inc.	2.942%	6/5/2019	18,258	18,255,058
Total				570,753,777

Oil: Crude Producers 3.85%
Enable Midstream Partners LP	2.951%	6/3/2019	6,468	6,468,000
Enable Midstream Partners LP	3.118%	6/7/2019	15,000	14,994,883
Enable Midstream Partners LP	3.203%	6/3/2019	46,546	46,546,000
Enable Midstream Partners LP	3.529%	6/4/2019	40,000	39,996,167
Enable Midstream Partners LP	3.529%	6/5/2019	23,276	23,271,539
Enbridge, Inc.	2.784%	6/11/2019	50,000	49,969,556
Enbridge, Inc.	2.784%	6/12/2019	47,318	47,285,587
Enbridge, Inc.	2.785%	6/13/2019	69,585	69,532,038
Enbridge, Inc.	2.815%	6/4/2019	92,463	92,455,886
Enbridge, Inc.	2.962%	7/15/2019	2,750	2,740,696
Energy Transfer Partners LP	3.042%	6/3/2019	73,680	73,680,000
Energy Transfer Partners LP	3.054%	6/6/2019	92,357	92,333,834
Energy Transfer Partners LP	3.064%	6/6/2019	45,721	45,709,493
TransCanada PipeLines Ltd.	2.791%	7/12/2019	9,278	9,250,460
TransCanada PipeLines Ltd.	2.802%	7/25/2019	40,000	39,841,111
Total				654,075,250

Oil: Integrated Domestic 0.22%
FMC Technologies, Inc.	2.89%	7/15/2019	37,093	36,970,531

Real Estate 1.13%
Crown Castle International Corp.	2.926%	6/24/2019	22,892	22,853,542
Crown Castle International Corp.	2.947%	6/18/2019	50,721	50,659,712
Crown Castle International Corp.	2.947%	6/19/2019	69,258	69,168,734

378	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate (continued)
Crown Castle International Corp.	2.978%		6/12/2019	$25,043	$25,024,656
Crown Castle International Corp.	2.978%		6/13/2019	23,184	23,165,131
Total					190,871,775

Retail 1.44%
Autonation, Inc.	2.84%		6/3/2019	60,063	60,063,000
Autonation, Inc.	2.891%		6/4/2019	133,885	133,874,400
Autonation, Inc.	2.891%		6/5/2019	18,250	18,247,110
Autonation, Inc.	2.893%		6/5/2019	9,034	9,032,570
Walgreens Boots Alliance, Inc.	2.92%		6/21/2019	23,198	23,164,827
Total					244,381,907

Telecommunications 0.33%
Bell Canada, Inc.	2.802%		6/3/2019	9,125	9,125,000
Bell Canada, Inc.	2.859%		6/17/2019	46,868	46,816,966
Total					55,941,966
Total Commercial Paper (cost $4,932,868,746)					4,933,700,392

CORPORATE BONDS 0.21%

Banks: Regional 0.09%
Capital One NA	3.373% (3 Mo. LIBOR + .77%	)#	9/13/2019	7,365	7,373,900
ING Bank NV (Netherlands)(a)	3.128% (3 Mo. LIBOR + .61%	)#	8/15/2019	1,570	1,571,900
Lloyds Bank plc (United Kingdom)†(a)	5.80%		1/13/2020	5,175	5,269,266
Morgan Stanley	3.332% (3 Mo. LIBOR + .74%	)#	7/23/2019	1,000	1,001,005
Total					15,216,071

Drugs 0.03%
Shire Acquisitions Investments Ireland DAC (Ireland)(a)	1.90%		9/23/2019	5,301	5,285,719

Food 0.04%
Kraft Heinz Foods Co.	2.982% (3 Mo. LIBOR + .42%	)#	8/9/2019	7,000	7,002,457

Manufacturing 0.02%
Pentair Finance Sarl (Luxembourg)(a)	2.65%		12/1/2019	3,750	3,746,083

Telecommunications 0.03%
AT&T, Inc.	3.247% (3 Mo. LIBOR + .65%	)#	1/15/2020	3,967	3,979,395
Total Corporate Bonds (cost $35,153,050)					35,229,725

See Notes to Financial Statements.	379

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 0.41%
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $56,370,000 of U.S. Treasury Note at 2.25% due 03/31/2021 and $14,470,000 U.S. Treasury Note at 1.375% 05/31/2021 value: $70,990,585; proceeds: $69,603,099 (cost $69,594,690)			$69,595	$69,594,690

U.S. TREASURY OBLIGATION 1.96%

Government
U.S. Treasury Bill (cost $333,222,707)	Zero Coupon	7/2/2019	333,873	333,254,140
Total Short-Term Investments (cost $5,370,839,193)				5,371,778,947
Total Investments in Securities 99.74% (cost $16,899,367,199)				16,929,175,070
Cash and Other Assets in Excess of Liabilities 0.26%				44,591,738
Net Assets 100.00%				$16,973,766,808

LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2019.
(a)	Foreign security traded in U.S. dollars.

380	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Asset-Backed Securities	$—	$4,302,676,131	$—	$4,302,676,131
Corporate Bonds	—	7,254,719,992	—	7,254,719,992
Short-Term Investments
Commercial Paper	—	4,933,700,392	—	4,933,700,392
Corporate Bonds	—	35,229,725	—	35,229,725
Repurchase Agreement	—	69,594,690	—	69,594,690
U.S. Treasury Obligation	—	333,254,140	—	333,254,140
Total	$—	$16,929,175,070	$—	$16,929,175,070

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.

See Notes to Financial Statements.	381

Statements of Assets and Liabilities (unaudited)

May 31, 2019

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$673,401,724	$1,572,811,086	$72,165,204
Investments in securities, at fair value	$712,194,628	$1,592,688,526	$72,821,051
Cash	3,602,557	197	65,343
Deposits with brokers for futures collateral	–	1,853,090	61,271
Deposits with brokers for swaps collateral	–	481,397	223,800
Foreign cash, at value (cost $62,344, $0, $3,364, $0, $254,959, $153,311, $87,166 and $9,175, respectively)	61,528	–	3,360
Receivables:
Investment securities sold	9,975,135	–	–
Interest and dividends	3,061,931	5,349,763	380,057
Capital shares sold	690,556	6,793,288	1,506,956
Variation margin for futures contracts	–	1,039,068	37,441
From advisor (See Note 3)	–	7,244	15,775
Variation margin for centrally cleared credit default swap agreements	–	17,500	–
Total return swap, at fair value	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	275,936	–	4,793
Unrealized appreciation on CPI swaps	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–
Prepaid expenses and other assets	120,241	155,952	95,044
Total assets	729,982,512	1,608,386,025	75,214,891
LIABILITIES:
Payables:
Investment securities purchased	13,098,634	424,486,415	18,994,834
Capital shares reacquired	1,909,298	1,241,732	93,946
Management fee	437,240	231,909	12,127
12b-1 distribution plan	30,519	142,034	6,284
Trustees’ fees	100,085	155,834	951
Variation margin on futures contracts	–	–	–
Fund administration	24,985	39,320	1,732
To bank	–	–	–
Offering costs	–	–	–
Variation margin for centrally cleared credit default swap agreements	–	–	1,967
Unrealized depreciation on forward foreign currency exchange contracts	68,379	–	1,086
Unrealized depreciation on CPI swaps	–	–	–
Credit default swap agreements payable, at fair value (including upfront payments of $0, $0, $0, $0, $0, $355,113, $403,256 and $0, respectively)	–	–	–
Unrealized depreciation on unfunded commitments	–	–	113
Distributions payable	–	2,965,851	139,216
Accrued expenses	170,645	241,599	69,517
Total liabilities	15,839,785	429,504,694	19,321,773
NET ASSETS	$714,142,727	$1,178,881,331	$55,893,118

382	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$6,496,976	$12,066,370,518	$6,786,521,902	$2,296,191,407	$1,215,054,506
$6,626,621	$11,897,099,272	$6,754,392,566	$2,319,179,620	$1,218,171,388
50	–	10,032,789	165,239	482,683
9,960	1,187,226	4,602,254	5,752,905	2,411,632
–	–	9,404,694	60,000	143,938,863

–	254,670	240,389	87,371	9,115

–	324,700,162	56,773,337	1,034,420	234,737
77,745	59,255,400	97,148,341	24,289,324	8,559,373
16,819	68,824,612	62,693,542	16,201,978	6,446,714
–	–	3,355,537	–	958,076
21,439	–	–	–	–

–	–	–	–	–
–	386,470	–	–	–

–	687,573	5,353,720	169,887	30,159
–	–	–	–	9,438,943
–	–	–	735	1,100
112,674	378,281	205,542	149,268	134,967
6,865,308	12,352,773,666	7,004,202,711	2,367,090,747	1,390,817,750

38,147	480,818,019	168,842,767	23,679,539	11,274,335
1,113	46,260,707	28,102,172	4,273,021	3,590,820
2,253	4,628,405	3,036,747	736,244	315,212
505	2,748,838	834,048	428,607	166,918
251	1,100,482	598,834	555,828	113,406
3,316	690,302	–	818,548	–
225	407,639	232,748	77,499	42,028
–	48,441	–	–	–
17,198	–	–	–	–

–	–	718,538	–	6,484,659

–	–	351,268	281	–
–	–	–	–	137,085,390

–	–	380,153	55,242	–
–	84,527	4,603	–	–
17,272	57,361,746	28,928,436	7,823,025	3,973,502
55,179	8,051,544	1,324,300	560,145	292,102
135,459	602,200,650	233,354,614	39,007,979	163,338,372
$6,729,849	$11,750,573,016	$6,770,848,097	$2,328,082,768	$1,227,479,378

See Notes to Financial Statements.	383

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2019

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
COMPOSITION OF NET ASSETS:
Paid-in capital	$662,571,951	$1,193,478,606	$55,197,634
Total distributable earnings (loss)	51,570,776	(14,597,275)	695,484
Net Assets	$714,142,727	$1,178,881,331	$55,893,118
Net assets by class:
Class A Shares	$131,668,234	$437,727,504	$12,378,614
Class C Shares	$40,222,088	$41,444,160	$968,874
Class F Shares	$159,822,410	$155,861,607	$42,265,713
Class F3 Shares	$6,772,944	$262,273,839	$10,837
Class I Shares	$362,119,248	$215,736,796	$125,685
Class P Shares	$64,648	$105.22	–
Class R2 Shares	$67,584	$549,754	$28,195
Class R3 Shares	$9,113,779	$12,538,874	$28,994
Class R4 Shares	$75,903	$5,797,506	$28,541
Class R5 Shares	$527,892	$1,189,469	$28,789
Class R6 Shares	$3,687,997	$45,761,717	$28,876
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,116,519	40,267,223	822,932
Class C Shares	3,111,544	3,829,591	64,377
Class F Shares	12,276,907	14,340,804	2,811,793
Class F3 Shares	516,864	24,128,461	720.40
Class I Shares	27,653,236	19,853,391	8,355
Class P Shares	4,889	9.53	–
Class R2 Shares	5,116	50,560	1,875
Class R3 Shares	703,474	1,153,222	1,928
Class R4 Shares	5,834	533,435	1,897
Class R5 Shares	40,327	109,421	1,914
Class R6 Shares	281,333	4,211,267	1,920
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.02	$10.87	$15.04
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$13.32	$11.12	$15.39
Class C Shares-Net asset value	$12.93	$10.82	$15.05
Class F Shares-Net asset value	$13.02	$10.87	$15.03
Class F3 Shares-Net asset value	$13.10	$10.87	$15.04
Class I Shares-Net asset value	$13.10	$10.87	$15.04
Class P Shares-Net asset value	$13.22	$11.04	–
Class R2 Shares-Net asset value	$13.21	$10.87	$15.04
Class R3 Shares-Net asset value	$12.96	$10.87	$15.04
Class R4 Shares-Net asset value	$13.01	$10.87	$15.05
Class R5 Shares-Net asset value	$13.09	$10.87	$15.04
Class R6 Shares-Net asset value	$13.11	$10.87	$15.04

384	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$6,847,797	$12,488,454,163	$7,004,160,963	$2,388,608,222	$1,501,977,675
(117,948)	(737,881,147)	(233,312,866)	(60,525,454)	(274,498,297)
$6,729,849	$11,750,573,016	$6,770,848,097	$2,328,082,768	$1,227,479,378

$536,234	$2,943,774,436	$1,171,164,940	$918,121,911	$129,115,726
$241,335	$1,434,064,961	$387,122,356	$165,603,054	$38,503,036
$2,412,390	$5,108,758,120	$2,069,271,650	$503,123,351	$352,505,805
$1,622,178	$196,839,193	$518,345,060	$467,687,583	$18,634,587
$163,661	$1,903,765,880	$1,547,582,373	$168,441,401	$625,432,614
–	–	$65,829	–	–
$26,641	$1,750,645	$13,104,320	$1,441,405	$151,726
$51,412	$54,925,539	$111,400,205	$50,895,874	$101,022
$26,838	$6,643,323	$102,350,453	$6,533,738	$2,646,400
$26,983	$6,687,856	$276,748,252	$5,249,163	$299,104
$1,622,177	$93,363,063	$573,692,659	$40,985,288	$60,089,358

54,397	330,757,543	160,711,107	326,352,460	11,312,655
24,490	161,012,091	53,401,330	58,593,892	3,369,032
244,286	574,611,477	284,322,457	178,801,688	30,855,213
164,560	22,088,450	70,784,599	166,267,058	1,633,062
16,608	213,790,409	211,451,108	59,855,620	54,772,823
–	–	8,908	–	–
2,703	196,518	1,787,756	508,211	13,302
5,216	6,168,907	15,199,467	18,034,741	8,850
2,723	746,546	14,048,062	2,322,224	231,818
2,737	750,385	37,827,515	1,865,107	26,211
164,560	10,479,343	78,355,303	14,574,508	5,264,462

$ 9.86	$8.90	$7.29	$2.81	$11.41

$10.09	$9.10	$7.46	$2.87	$11.67
$ 9.85	$8.91	$7.25	$2.83	$11.43
$ 9.88	$8.89	$7.28	$2.81	$11.42
$ 9.86	$8.91	$7.32	$2.81	$11.41
$ 9.85	$8.90	$7.32	$2.81	$11.42
–	–	$7.39	–	–
$ 9.86	$8.91	$7.33	$2.84	$11.41
$ 9.86	$8.90	$7.33	$2.82	$11.41
$ 9.86	$8.90	$7.29	$2.81	$11.42
$ 9.86	$8.91	$7.32	$2.81	$11.41
$ 9.86	$8.91	$7.32	$2.81	$11.41

See Notes to Financial Statements.	385

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2019

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$18,769,819	$49,078,182,768
Investments in securities, at fair value	$18,970,218	$49,126,956,742
Cash	84	5,223,438
Deposits with brokers for futures collateral	8,431	12,583,337
Deposits with brokers for swaps collateral	–	–
Foreign cash, at value (cost $912, $323,337, $100,289 and $0, respectively)	909	321,643
Receivables:
Capital shares sold	828,498	393,342,357
Interest and dividends	114,058	288,924,441
Investment securities sold	–	57,022,937
Variation margin for futures contracts	–	–
From advisor (See Note 3)	21,819	–
Variation margin for centrally cleared credit default swap agreements	–	–
Unrealized appreciation on forward foreign currency exchange contracts	1,819	1,098,086
Unrealized appreciation on unfunded commitments	–	36,735
Credit default swap agreements receivable, at fair value (including upfront payments of $5,346, $6,614,548, $0 and $0, respectively)	2,334	332,392
Prepaid expenses and other assets	116,734	1,078,676
Total assets	20,064,904	49,886,920,784
LIABILITIES:
Payables:
Investment securities purchased	–	1,158,582,735
Capital shares reacquired	5,428	125,007,626
Management fee	4,746	10,242,718
12b-1 distribution plan	3,379	10,365,991
Directors’ fees	388	4,312,407
Fund administration	633	1,618,451
Variation margin on futures contracts	2,894	1,939,973
Offering costs	15,676	–
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Distributions payable	46,050	150,154,854
Accrued expenses	51,076	3,462,066
Total liabilities	130,270	1,465,686,821
NET ASSETS	$19,934,634	$48,421,233,963
COMPOSITION OF NET ASSETS:
Paid-in capital	$19,944,057	$51,702,597,503
Total distributable earnings (loss)	(9,423)	(3,281,363,540)
Net Assets	$19,934,634	$48,421,233,963

386	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$5,064,070,969	$16,899,367,199
$5,110,939,112	$16,929,175,070
3,039,132	729,867
5,746,960	–
1,571,382	–
100,064	–

19,096,883	229,920,018
21,164,704	35,584,738
–	–
3,044,684	–
13,860	825,366
57,123	–
236,223	–
–	–

–	–
165,261	1,224,993
5,165,175,388	17,197,460,052

1,259,698,632	114,736,150
5,385,981	66,199,108
909,819	2,826,474
432,697	1,542,914
349,722	241,217
129,974	565,295
–	–
–	–
24,678	–
9,964,250	36,993,429
661,846	588,657
1,277,557,599	223,693,244
$3,887,617,789	$16,973,766,808

$3,956,949,267	$16,943,212,435
(69,331,478)	30,554,373
$3,887,617,789	$16,973,766,808

See Notes to Financial Statements.	387

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2019

	Short Duration Core Bond Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$8,564,592	$9,530,368,944
Class C Shares	$1,948,319	$4,799,870,574
Class F Shares	$5,663,016	$19,883,112,374
Class F3 Shares	$1,581,696	$3,908,917,510
Class I Shares	$137,066	$8,997,917,735
Class P Shares	–	–
Class R2 Shares	$25,985	$19,602,650
Class R3 Shares	$71,966	$342,519,272
Class R4 Shares	$26,177	$127,813,503
Class R5 Shares	$26,314	$62,762,642
Class R6 Shares	$1,889,503	$748,348,759
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	868,743	2,269,328,041
Class C Shares	197,672	1,135,911,857
Class F Shares	574,528	4,737,732,331
Class F3 Shares	160,467	929,659,700
Class I Shares	13,907	2,144,567,916
Class P Shares	–	–
Class R2 Shares	2,636	4,666,163
Class R3 Shares	7,300	81,483,458
Class R4 Shares	2,656	30,379,834
Class R5 Shares	2,670	14,972,647
Class R6 Shares	191,701	178,277,855
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$ 9.86	$4.20
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)*	$10.09	$4.30
Class C Shares-Net asset value	$ 9.86	$4.23
Class F Shares-Net asset value	$ 9.86	$4.20
Class F3 Shares-Net asset value	$ 9.86	$4.20
Class I Shares-Net asset value	$ 9.86	$4.20
Class P Shares-Net asset value	–	–
Class R2 Shares-Net asset value	$ 9.86	$4.20
Class R3 Shares-Net asset value	$ 9.86	$4.20
Class R4 Shares-Net asset value	$ 9.86	$4.21
Class R5 Shares-Net asset value	$ 9.86	$4.19
Class R6 Shares-Net asset value	$ 9.86	$4.20

*  Sales charge not applicable to Ultra Short Bond Fund

388	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$1,218,559,646	$8,688,100,348
$120,924,534	–
$941,955,616	$6,450,216,518
$604,879,993	$260,032,496
$413,126,634	$1,567,184,324
$618,235	–
$4,621,877	–
$103,725,771	–
$65,781,270	–
$118,931,099	$2,373,247
$294,493,114	$5,859,875

118,329,181	866,939,352
11,753,208	–
91,475,747	643,521,979
58,713,534	25,941,390
40,043,831	156,403,885
59,748	–
448,960	–
10,075,363	–
6,387,623	–
11,546,384	236,733
28,572,489	584,657

$10.30	$10.02

$10.54	–
$10.29	–
$10.30	$10.02
$10.30	$10.02
$10.32	$10.02
$10.35	–
$10.29	–
$10.29	–
$10.30	–
$10.30	$10.02
$10.31	$10.02

See Notes to Financial Statements.	389

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2019

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends (net of foreign withholding taxes of $11,262, $0, $0, $0, $0, $11,123, $0 and $0, respectively)	$2,580,935	$–	$–
Interest and other (net of foreign withholding taxes of $0, $281, $0, $8, $0, $0, $10,817 and $93, respectively)	8,601,987	17,190,147	549,994
Total investment income	11,182,922	17,190,147	549,994
Expenses:
Management fee	2,767,810	1,309,884	40,658
12b-1 distribution plan-Class A	134,188	420,608	8,545
12b-1 distribution plan-Class C	166,585	169,685	2,926
12b-1 distribution plan-Class F	84,143	69,523	9,769
12b-1 distribution plan-Class P	140	–	–
12b-1 distribution plan-Class R2	218	1,875	82
12b-1 distribution plan-Class R3	22,092	30,439	70
12b-1 distribution plan-Class R4	89	7,318	34
Shareholder servicing	182,224	432,456	4,254
Fund administration	158,161	221,009	5,808
Registration	98,410	109,740	79,329
Reports to shareholders	35,930	76,910	2,259
Professional	36,275	31,296	29,149
Trustees’ fees	12,444	16,260	254
Custody	14,554	12,757	7,820
Other	58,876	69,960	6,342
Gross expenses	3,772,139	2,979,720	197,299
Expense reductions (See Note 9)	(7,511)	(15,716)	(542)
Fees waived and expenses reimbursed (See Note 3)	–	–	(105,642)
Shareholder servicing reimbursed-Class I (See Note 3)	–	(39,293)	–
Net expenses	3,764,628	2,924,711	91,115
Net investment income	7,418,294	14,265,436	458,879
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	21,844,022	17,335,726	186,201
Net realized gain (loss) on futures contracts	–	6,174,556	179,136
Net realized gain on foreign currency exchange contracts	433,596	–	5,965
Net realized gain (loss) on swap contracts	–	(37,962)	(19,124)
Net realized gain (loss) on foreign currency related transactions	(79,928)	–	878
Net change in unrealized appreciation/depreciation on investments	15,984,105	29,004,181	885,698
Net change in unrealized appreciation/depreciation on futures contracts	–	1,559,287	53,803
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(149,819)	–	(1,681)
Net change in unrealized appreciation/depreciation on swap contracts	–	(25,973)	22,297

390	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$1,811,356	$846,356	$107,184	$3,445

117,840	406,909,175	210,088,708	47,530,048	23,325,860
117,840	408,720,531	210,935,064	47,637,232	23,329,305

11,910	28,724,021	17,261,248	4,073,513	1,913,931
415	3,119,314	1,121,111	858,054	147,541
903	6,286,857	1,638,817	674,160	180,293
967	2,793,373	1,022,718	223,494	197,193
–	–	398	–	–
77	4,887	40,575	4,760	531
123	134,331	270,412	124,690	245
32	23,118	121,837	7,393	2,696
553	5,198,846	2,893,485	872,311	524,000
1,191	2,531,085	1,321,064	428,791	255,191
79,429	612,723	195,565	123,997	124,399
2,986	644,741	392,660	142,142	65,470
32,063	148,622	90,300	53,094	52,156
84	193,002	97,021	31,016	19,165
3,807	72,759	70,529	25,193	13,880
5,652	259,904	115,065	69,204	60,344
140,192	50,747,583	26,652,805	7,711,812	3,557,035
(56)	(238,770)	(95,115)	(32,904)	(19,811)
(124,715)	–	–	–	–
–	–	–	–	–
15,421	50,508,813	26,557,690	7,678,908	3,537,224
102,419	358,211,718	184,377,374	39,958,324	19,792,081

(10,940)	(222,310,109)	(111,771,701)	(7,789,542)	(1,648,412)
(24,734)	(7,978,290)	(3,516,106)	7,139,426	5,704,842

–	1,622,084	8,293,472	238,125	42,356
–	(11,514,513)	7,610,534	(27,675)	1,840,047

–	710,628	(585,771)	(25,026)	7,916

397,284	95,507,064	256,596,137	112,862,868	23,047,086

(1,017)	8,782	3,037,637	1,811,154	2,407,228

–	(265,026)	(94,039)	(127,348)	(19,482)

–	7,882,748	(742,956)	(6,100)	(42,308,960)

See Notes to Financial Statements.	391

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2019

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	$2,295	$–	$63
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–	(113)
Net realized and unrealized gain (loss)	38,034,271	54,009,815	1,313,123
Net Increase in Net Assets Resulting From Operations	$45,452,565	$68,275,251	$1,772,002

392	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$57,711	$63,076	$3,689	$801

–	50,040	(1,301)	735	1,100
360,593	(136,228,881)	158,888,982	114,080,306	(10,925,478)

$463,012	$221,982,837	$343,266,356	$154,038,630	$8,866,603

See Notes to Financial Statements.	393

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2019

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Dividends	$–	$117,317
Interest and other (net of foreign withholding taxes of $0, $18,193, $0 and $15,102, respectively)	253,346	789,615,345
Total investment income	253,346	789,732,662
Expenses:
Management fee	23,982	56,030,791
12b-1 distribution plan-Class A	5,467	8,945,588
12b-1 distribution plan-Class C	7,915	19,729,403
12b-1 distribution plan-Class F	2,596	8,782,475
12b-1 distribution plan-Class P	–	–
12b-1 distribution plan-Class R2	77	60,219
12b-1 distribution plan-Class R3	141	815,745
12b-1 distribution plan-Class R4	32	141,897
Shareholder servicing	3,289	14,465,087
Fund administration	3,198	8,845,255
Registration	80,870	899,532
Reports to shareholders	3,931	1,710,068
Directors’ fees	185	608,565
Professional	32,139	250,594
Custody	5,203	226,172
Other	6,056	298,443
Gross expenses	175,081	121,809,834
Expense reductions (See Note 9)	(252)	(775,337)
Fees waived and expenses reimbursed (See Note 3)	(127,615)	–
Shareholder servicing reimbursed-Class I (See Note 3)	–	–
Net expenses	47,214	121,034,497
Net investment income	206,132	668,698,165
Net realized and unrealized gain (loss):
Net realized gain on investments	22,313	25,592,899
Net realized gain (loss) on futures contracts	(30,524)	28,078,272
Net realized gain (loss) on foreign currency exchange contracts	(800)	1,554,275
Net realized gain (loss) on swap contracts	2,060	1,930,712
Net realized gain (loss) on foreign currency related transactions	540	310,817
Net change in unrealized appreciation/depreciation on investments	279,701	741,485,359
Net change in unrealized appreciation/depreciation on futures contracts	(2,222)	20,262,123
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	1,819	(740,938)
Net change in unrealized appreciation/depreciation on swap contracts	3,731	4,739,784
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(3)	31,022
Net change in unrealized appreciation/depreciation on unfunded commitments	–	36,735
Net realized and unrealized gain	276,615	823,281,060
Net Increase in Net Assets Resulting From Operations	$482,747	$1,491,979,225

394	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$–	$–

64,600,612	231,778,466
64,600,612	231,778,466

5,144,112	15,482,562
1,163,706	5,784,136
495,874	–
438,769	3,068,854
1,309	–
14,594	–
256,224	–
78,118	–
1,669,822	4,001,520
734,873	3,096,512
139,854	1,386,003
235,566	504,762
53,252	170,978
49,658	114,920
27,454	45,626
96,719	39,073
10,599,904	33,694,946
(55,432)	(293,202)
–	(4,685,367)
(79,101)	–
10,465,371	28,716,377
54,135,241	203,062,089

47,380,239	1,139,358
20,721,915	–
109,720	–
(122,556)	–
(16,094)	–
96,000,028	42,000,013
4,211,911	–

18,926	–
(84,781)	–

95,089	–

–	–
168,314,397	43,139,371
$222,449,638	$246,201,460

See Notes to Financial Statements.	395

Statements of Changes in Net Assets

	Convertible Fund
	For the
	Six Months Ended	For the
	May 31, 2019	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2018
Operations:
Net investment income	$7,418,294	$12,000,877
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	22,197,690	50,680,908
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	15,836,581	(55,234,356)
Net increase (decrease) in net assets resulting from operations	45,452,565	7,447,429
Distributions to shareholders:
Class A	(8,390,564)	(2,624,703)
Class B	–	(1,783)
Class C	(2,319,810)	(594,213)
Class F	(11,497,718)	(3,646,644)
Class F3	(422,084)	(104,731)
Class I	(29,073,861)	(12,062,635)
Class P	(3,600)	(1,030)
Class R2	(4,249)	(1,708)
Class R3	(531,652)	(104,746)
Class R4	(4,081)	(1,218)
Class R5	(8,870)	(28,853)
Class R6	(164,259)	(101,827)
Total distributions to shareholders	(52,420,748)	(19,274,091)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	81,238,771	276,106,262
Reinvestment of distributions	49,122,710	18,145,176
Cost of shares reacquired	(271,807,317)	(294,467,421)
Net increase (decrease) in net assets resulting from capital share transactions	(141,445,836)	(215,983)
Net increase (decrease) in net assets	(148,414,019)	(12,042,645)
NET ASSETS:
Beginning of period	$862,556,746	$874,599,391
End of period	$714,142,727	$862,556,746

396	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018	For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018

$14,265,436	$29,221,001	$458,879	$429,276

23,472,320	(36,266,131)	353,056	(180,866)

30,537,495	(11,958,381)	960,067	(403,136)
68,275,251	(19,003,511)	1,772,002	(154,726)

(6,301,191)	(12,753,891)	(155,350)	(240,578)
–	(1,973)	–	–
(499,348)	(1,246,459)	(10,588)	(22,046)
(2,144,815)	(4,644,715)	(353,732)	(235,682)
(4,001,806)	(9,267,783)	(203)	(412)
(3,183,883)	(6,271,470)	(2,184)	(4,315)
(2)	(3)	–	–
(8,100)	(20,385)	(446)	(900)
(164,406)	(352,636)	(471)	(940)
(86,376)	(226,732)	(500)	(1,003)
(15,588)	(26,092)	(536)	(1,076)
(716,112)	(1,350,793)	(542)	(1,088)
(17,121,627)	(36,162,932)	(524,552)	(508,040)

226,576,213	304,093,118	49,826,901	1,623,846
16,864,173	35,209,250	509,332	507,409
(188,627,342)	(491,488,670)	(8,603,523)	(1,824,448)

54,813,044	(152,186,302)	41,732,710	306,807
105,966,668	(207,352,745)	42,980,160	(355,959)

$1,072,914,663	$1,280,267,408	$12,912,958	$13,268,917
$1,178,881,331	$1,072,914,663	$55,893,118	$12,912,958

See Notes to Financial Statements.	397

Statements of Changes in Net Assets (continued)

	Corporate Bond Fund
	For the
	Six Months Ended	For the
	May 31, 2019	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2018
Operations:
Net investment income	$102,419	$206,236
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(35,674)	(95,352)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	396,267	(329,184)
Net increase (decrease) in net assets resulting from operations	463,012	(218,300)
Distributions to shareholders:
Class A	(8,838)	(14,990)
Class B	–	–
Class C	(3,730)	(3,124)
Class F	(40,906)	(101,250)
Class F3	(34,490)	(68,931)
Class I	(3,236)	(9,961)
Class P	–	–
Class R2	(479)	(962)
Class R3	(943)	(1,577)
Class R4	(527)	(1,054)
Class R5	(562)	(1,120)
Class R6	(34,490)	(68,930)
Class T	–	–
Total distributions to shareholders	(128,201)	(271,899)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	1,128,419	1,241,911
Reinvestment of distributions	127,393	271,145
Cost of shares reacquired	(68,588)	(2,105,393)
Net increase (decrease) in net assets resulting from capital share transactions	1,187,224	(592,337)
Net increase (decrease) in net assets	1,522,035	(1,082,536)
NET ASSETS:
Beginning of period	$5,207,814	$6,290,350
End of period	$6,729,849	$5,207,814

398	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018	For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018

$358,211,718	$690,592,557	$184,377,374	$378,980,729

(239,470,200)	(19,423,828)	(99,969,572)	1,096,792

103,241,319	(336,617,877)	258,858,554	(521,563,321)
221,982,837	334,550,852	343,266,356	(141,485,800)

(88,806,515)	(182,692,462)	(32,958,782)	(77,925,306)
–	–	–	(14,882)
(38,182,431)	(70,222,262)	(10,369,782)	(24,303,373)
(161,595,517)	(302,725,744)	(61,056,522)	(120,825,979)
(6,696,079)	(13,400,545)	(15,621,986)	(30,616,750)
(59,670,516)	(111,978,828)	(46,493,504)	(90,809,058)
–	–	(5,064)	(24,421)
(43,256)	(63,553)	(373,717)	(849,236)
(1,453,762)	(2,289,907)	(3,023,627)	(5,631,290)
(521,100)	(351,841)	(2,846,199)	(4,646,769)
(737,860)	(816,520)	(8,055,041)	(16,072,658)
(2,671,966)	(2,624,032)	(16,026,376)	(25,728,534)
–	(324)	–	(376)
(360,379,002)	(687,166,018)	(196,830,600)	(397,448,632)

2,243,050,905	8,184,859,014	1,460,295,902	2,977,604,675
294,870,608	557,322,288	181,403,484	368,519,986
(5,579,990,715)	(5,491,466,098)	(1,487,606,498)	(3,436,725,945)

(3,042,069,202)	3,250,715,204	154,092,888	(90,601,284)
(3,180,465,367)	2,898,100,038	300,528,644	(629,535,716)

$14,931,038,383	$12,032,938,345	$6,470,319,453	$7,099,855,169
$11,750,573,016	$14,931,038,383	$6,770,848,097	$6,470,319,453

See Notes to Financial Statements.	399

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018
Operations:
Net investment income	$39,958,324	$76,091,103
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(464,692)	(16,244,123)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	114,544,998	(117,453,722)
Net increase (decrease) in net assets resulting from operations	154,038,630	(57,606,742)
Distributions to shareholders:
Class A	(18,100,301)	(35,790,758)
Class B	–	(6,796)
Class C	(2,980,580)	(6,848,475)
Class F	(9,615,360)	(19,066,758)
Class F3	(9,374,808)	(15,488,182)
Class I	(3,429,709)	(7,833,592)
Class R2	(30,318)	(71,068)
Class R3	(978,242)	(1,960,870)
Class R4	(123,405)	(182,381)
Class R5	(101,697)	(215,284)
Class R6	(859,759)	(1,483,888)
Class T	–	–
Total distributions to shareholders	(45,594,179)	(88,948,052)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	422,440,275	759,398,133
Reinvestment of distributions	41,202,467	79,689,649
Cost of shares reacquired	(337,335,809)	(739,334,763)
Net increase (decrease) in net assets resulting from capital share transactions	126,306,933	99,753,019
Net increase (decrease) in net assets	234,751,384	(46,801,775)
NET ASSETS:
Beginning of period	$2,093,331,384	$2,140,133,159
End of period	$2,328,082,768	$2,093,331,384

400	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018	For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018

$19,792,081	$34,721,039	$206,132	$215,062

5,946,749	(10,821,733)	(6,411)	(40,114)

(16,872,227)	(14,583,449)	283,026	(64,014)
8,866,603	9,315,857	482,747	110,934

(2,973,176)	(7,083,363)	(85,963)	(81,958)
–	–	–	–
(724,253)	(1,499,530)	(21,400)	(21,906)
(8,122,905)	(16,911,221)	(84,107)	(86,836)
(438,909)	(700,819)	(26,395)	(51,147)
(12,940,653)	(23,512,050)	(2,134)	(2,250)
(3,215)	(8,991)	(350)	(674)
(1,828)	(5,898)	(807)	(760)
(43,178)	(49,564)	(397)	(765)
(4,649)	(4,110)	(432)	(829)
(1,229,753)	(1,763,239)	(30,206)	(52,985)
–	(244)	–	–
(26,482,519)	(51,539,029)	(252,191)	(300,110)

216,022,015	822,331,919	8,930,937	6,151,614
22,393,426	45,030,234	234,736	296,402
(443,854,732)	(489,757,257)	(2,039,069)	(1,333,751)

(205,439,291)	377,604,896	7,126,604	5,114,265
(223,055,207)	335,381,724	7,357,160	4,925,089

$1,450,534,585	$1,115,152,861	$12,577,474	$7,652,385
$1,227,479,378	$1,450,534,585	$19,934,634	$12,577,474

See Notes to Financial Statements.	401

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018
Operations:
Net investment income	$668,698,165	$1,094,486,472
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	57,466,975	(97,078,633)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	765,814,085	(605,099,402)
Net increase (decrease) in net assets resulting from operations	1,491,979,225	392,308,437
Distributions to shareholders:
Class A	(171,715,404)	(363,495,008)
Class B	–	(22,448)
Class C	(77,502,928)	(174,572,094)
Class F	(345,072,407)	(587,998,014)
Class F3	(78,042,748)	(103,474,314)
Class I	(159,985,780)	(279,774,438)
Class P	–	–
Class R2	(346,038)	(801,279)
Class R3	(5,793,218)	(10,578,147)
Class R4	(2,160,227)	(3,422,926)
Class R5	(1,169,938)	(1,394,009)
Class R6	(13,054,030)	(18,399,562)
Class T	–	(245)
Total distributions to shareholders	(854,842,718)	(1,543,932,484)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	14,798,096,013	18,963,750,231
Reinvestment of distributions	731,058,792	1,328,550,979
Cost of shares reacquired	(9,292,027,714)	(20,065,675,820)
Net increase in net assets resulting from capital share transactions	6,237,127,091	226,625,390
Net increase (decrease) in net assets	6,874,263,598	(924,998,657)
NET ASSETS:
Beginning of period	$41,546,970,365	$42,471,969,022
End of period	$48,421,233,963	$41,546,970,365

402	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018	For the Six Months Ended May 31, 2019 (unaudited)	For the Year Ended November 30, 2018

$54,135,241	$106,114,481	$203,062,089	$132,737,323

68,073,224	(104,694,908)	1,139,358	301,251

100,241,173	(63,872,504)	42,000,013	(12,199,808)
222,449,638	(62,452,931)	246,201,460	120,838,766

(19,182,770)	(39,057,947)	(100,143,229)	(76,825,237)
–	(6,057)	–	–
(1,630,008)	(3,785,191)	–	–
(14,846,932)	(29,412,805)	(80,994,631)	(41,339,616)
(10,547,558)	(22,589,621)	(3,849,316)	(3,216,832)
(6,988,730)	(13,566,154)	(18,448,687)	(11,563,824)
(8,873)	(16,486)	–	–
(70,388)	(164,614)	–	–
(1,537,007)	(3,448,996)	–	–
(1,015,880)	(2,141,936)	–	–
(1,769,250)	(2,960,527)	(27,452)	(8,858)
(4,657,205)	(6,865,814)	(90,593)	(80,076)
–	(196)	–	–
(62,254,601)	(124,016,344)	(203,553,908)	(133,034,443)

795,384,799	1,138,605,464	12,294,654,762	16,496,397,363
56,068,778	110,682,893	193,075,322	131,090,203
(710,946,145)	(1,245,991,281)	(8,420,503,102)	(6,020,090,865)

140,507,432	3,297,076	4,067,226,982	10,607,396,701
300,702,469	(183,172,199)	4,109,874,534	10,595,201,024

$3,586,915,320	$3,770,087,519	$12,863,892,274	$2,268,691,250
$3,887,617,789	$3,586,915,320	$16,973,766,808	$12,863,892,274

See Notes to Financial Statements.	403

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$13.16	$0.11	$0.57	$0.68	$(0.43)	$(0.39)	$(0.82)
11/30/2018	13.31	0.16	(0.03)	0.13	(0.28)	–	(0.28)
11/30/2017	11.65	0.20	1.83	2.03	(0.37)	–	(0.37)
11/30/2016	11.13	0.26	0.67	0.93	(0.41)	–	(0.41)
11/30/2015	13.59	0.17	(0.99)	(0.82)	(0.32)	(1.32)	(1.64)
11/30/2014	13.66	0.14	0.98	1.12	(0.29)	(0.90)	(1.19)
Class C
5/31/2019(c)	13.08	0.07	0.56	0.63	(0.39)	(0.39)	(0.78)
11/30/2018	13.23	0.07	(0.03)	0.04	(0.19)	–	(0.19)
11/30/2017	11.57	0.13	1.83	1.96	(0.30)	–	(0.30)
11/30/2016	11.07	0.19	0.65	0.84	(0.34)	–	(0.34)
11/30/2015	13.52	0.10	(0.99)	(0.89)	(0.24)	(1.32)	(1.56)
11/30/2014	13.59	0.06	0.98	1.04	(0.21)	(0.90)	(1.11)
Class F
5/31/2019(c)	13.17	0.12	0.56	0.68	(0.44)	(0.39)	(0.83)
11/30/2018	13.32	0.18	(0.04)	0.14	(0.29)	–	(0.29)
11/30/2017	11.65	0.22	1.84	2.06	(0.39)	–	(0.39)
11/30/2016	11.13	0.27	0.67	0.94	(0.42)	–	(0.42)
11/30/2015	13.60	0.19	(1.00)	(0.81)	(0.34)	(1.32)	(1.66)
11/30/2014	13.66	0.16	0.99	1.15	(0.31)	(0.90)	(1.21)
Class F3
5/31/2019(c)	13.25	0.13	0.56	0.69	(0.45)	(0.39)	(0.84)
11/30/2018	13.39	0.20	(0.04)	0.16	(0.30)	–	(0.30)
4/4/2017 to 11/30/2017(f)	17.35	0.16	(4.01)	(3.85)	(0.11)	–	(0.11)
Class I
5/31/2019(c)	13.24	0.13	0.57	0.70	(0.45)	(0.39)	(0.84)
11/30/2018	13.39	0.19	(0.04)	0.15	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.66	0.95	(0.43)	–	(0.43)
11/30/2015	13.65	0.20	(0.99)	(0.79)	(0.35)	(1.32)	(1.67)
11/30/2014	13.71	0.17	0.99	1.16	(0.32)	(0.90)	(1.22)
Class P
5/31/2019(c)	13.36	0.10	0.57	0.67	(0.42)	(0.39)	(0.81)
11/30/2018	13.51	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.81	0.18	1.86	2.04	(0.34)	–	(0.34)
11/30/2016	11.28	0.27	0.66	0.93	(0.40)	–	(0.40)
11/30/2015	13.75	0.16	(1.00)	(0.84)	(0.31)	(1.32)	(1.63)
11/30/2014	13.80	0.11	1.00	1.11	(0.26)	(0.90)	(1.16)

404	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.02	5.71	(d)	1.05	(e)	1.05	(e)	1.78	(e)	$131,668	81	(d)
13.16	0.94		1.04		1.04		1.21		133,181	213
13.31	17.86		1.03		1.04		1.63		116,819	224
11.65	8.63		1.06		1.14		2.45		75,091	241
11.13	(6.71)		1.06		1.11		1.44		104,761	223
13.59	8.99		1.06		1.11		1.09		171,401	174

12.93	5.40	(d)	1.70	(e)	1.70	(e)	1.13	(e)	40,222	81	(d)
13.08	0.27		1.69		1.69		0.56		38,615	213
13.23	17.25		1.65		1.66		1.06		42,574	224
11.57	7.88		1.69		1.77		1.82		36,351	241
11.07	(7.36)		1.71		1.76		0.80		51,655	223
13.52	8.36		1.71		1.76		0.44		68,685	174

13.02	5.83	(d)	0.95	(e)	0.95	(e)	1.88	(e)	159,822	81	(d)
13.17	0.95		0.94		0.94		1.32		201,325	213
13.32	18.06		0.93		0.93		1.71		148,917	224
11.65	8.74		0.96		1.04		2.50		80,847	241
11.13	(6.67)		0.96		1.02		1.55		96,774	223
13.60	9.18		0.96		1.01		1.19		132,982	174

13.10	5.86	(d)	0.82	(e)	0.82	(e)	2.01	(e)	6,773	81	(d)
13.25	1.12		0.81		0.81		1.47		6,635	213
13.39	10.06	(d)	0.81	(e)	0.82	(e)	1.84	(e)	3,884	224

13.10	5.78	(d)	0.85	(e)	0.85	(e)	1.98	(e)	362,119	81	(d)
13.24	1.12		0.84		0.84		1.40		469,350	213
13.39	18.16		0.83		0.84		1.84		553,681	224
11.71	8.91		0.86		0.94		2.66		373,793	241
11.19	(6.57)		0.86		0.92		1.66		448,316	223
13.65	9.24		0.86		0.91		1.30		466,537	174

13.22	5.57	(d)	1.30	(e)	1.30	(e)	1.53	(e)	65	81	(d)
13.36	0.68		1.29		1.29		0.96		59	213
13.51	17.66		1.27		1.28		1.43		56	224
11.81	8.48		1.18		1.25		2.44		32	241
11.28	(6.81)		1.17		1.22		1.35		46	223
13.75	8.77		1.31		1.36		0.84		51	174

See Notes to Financial Statements.	405

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2019(c)	$13.35	$0.09	$0.57	$0.66	$(0.41)	$(0.39)	$(0.80)
11/30/2018	13.49	0.11	(0.03)	0.08	(0.22)	–	(0.22)
11/30/2017	11.79	0.17	1.85	2.02	(0.32)	–	(0.32)
11/30/2016	11.26	0.22	0.66	0.88	(0.35)	–	(0.35)
11/30/2015	13.73	0.12	(1.00)	(0.88)	(0.27)	(1.32)	(1.59)
11/30/2014	13.78	0.09	1.00	1.09	(0.24)	(0.90)	(1.14)
Class R3
5/31/2019(c)	13.11	0.09	0.57	0.66	(0.42)	(0.39)	(0.81)
11/30/2018	13.26	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.60	0.17	1.83	2.00	(0.34)	–	(0.34)
11/30/2016	11.09	0.23	0.66	0.89	(0.38)	–	(0.38)
11/30/2015	13.55	0.14	(0.99)	(0.85)	(0.29)	(1.32)	(1.61)
11/30/2014	13.62	0.10	0.99	1.09	(0.26)	(0.90)	(1.16)
Class R4
5/31/2019(c)	13.16	0.11	0.56	0.67	(0.43)	(0.39)	(0.82)
11/30/2018	13.31	0.16	(0.04)	0.12	(0.27)	–	(0.27)
11/30/2017	11.64	0.20	1.84	2.04	(0.37)	–	(0.37)
11/30/2016	11.14	0.25	0.66	0.91	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(g)	12.11	0.08	(1.00)	(0.92)	(0.05)	–	(0.05)
Class R5
5/31/2019(c)	13.24	0.13	0.56	0.69	(0.45)	(0.39)	(0.84)
11/30/2018	13.38	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.70	0.21	1.87	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.65	0.94	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)
Class R6
5/31/2019(c)	13.25	0.13	0.57	0.70	(0.45)	(0.39)	(0.84)
11/30/2018	13.39	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.33	0.62	0.95	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

406	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.21	5.48	(d)	1.45	(e)	1.45	(e)	1.39	(e)	$68	81	(d)
13.35	0.57		1.44		1.44		0.79		70	213
13.49	17.49		1.43		1.44		1.32		119	224
11.79	8.07		1.47		1.54		2.03		125	241
11.26	(7.10)		1.46		1.52		1.02		252	223
13.73	8.65		1.46		1.51		0.70		380	174

12.96	5.50	(d)	1.35	(e)	1.35	(e)	1.48	(e)	9,114	81	(d)
13.11	0.65		1.34		1.34		0.94		8,548	213
13.26	17.61		1.32		1.32		1.34		5,577	224
11.60	8.26		1.35		1.43		2.15		2,939	241
11.09	(7.00)		1.35		1.41		1.17		3,074	223
13.55	8.73		1.36		1.41		0.79		3,143	174

13.01	5.69	(d)	1.10	(e)	1.10	(e)	1.73	(e)	76	81	(d)
13.16	0.88		1.09		1.09		1.17		64	213
13.31	17.90		1.08		1.08		1.61		59	224
11.64	8.53		1.09		1.16		2.21		47	241
11.14	(7.56	)(d)	1.10	(e)	1.18	(e)	1.65	(e)	9	223

13.09	5.87	(d)	0.85	(e)	0.85	(e)	2.04	(e)	528	81	(d)
13.24	1.10		0.83		0.83		1.43		150	213
13.38	18.18		0.83		0.83		1.63		139	224
11.70	8.82		0.87		0.92		2.67		10	241
11.19	(7.47	)(d)	0.86	(e)	0.93	(e)	1.89	(e)	9	223

13.11	5.86	(d)	0.82	(e)	0.82	(e)	1.95	(e)	3,688	81	(d)
13.25	1.20		0.81		0.81		1.39		4,558	213
13.39	18.16		0.81		0.81		1.77		2,573	224
11.71	8.92		0.83		0.85		2.96		115	241
11.19	(7.47	)(d)	0.81	(e)	0.84	(e)	1.94	(e)	9	223

See Notes to Financial Statements.	407

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$10.38	$0.13	$0.52	$0.65	$(0.16)	$–	$(0.16)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.14	0.32	(0.25)	–	(0.25)
11/30/2016	10.86	0.18	0.04	0.22	(0.26)	(0.02)	(0.28)
11/30/2015	11.11	0.18	(0.16)	0.02	(0.27)	–	(0.27)
11/30/2014	10.78	0.14	0.45	0.59	(0.26)	–	(0.26)
Class C
5/31/2019(c)	10.34	0.10	0.51	0.61	(0.13)	–	(0.13)
11/30/2018	10.82	0.18	(0.41)	(0.23)	(0.25)	–	(0.25)
11/30/2017	10.75	0.12	0.13	0.25	(0.18)	–	(0.18)
11/30/2016	10.81	0.11	0.04	0.15	(0.19)	(0.02)	(0.21)
11/30/2015	11.06	0.11	(0.16)	(0.05)	(0.20)	–	(0.20)
11/30/2014	10.73	0.07	0.45	0.52	(0.19)	–	(0.19)
Class F
5/31/2019(c)	10.38	0.14	0.51	0.65	(0.16)	–	(0.16)
11/30/2018	10.87	0.26	(0.43)	(0.17)	(0.32)	–	(0.32)
11/30/2017	10.80	0.19	0.14	0.33	(0.26)	–	(0.26)
11/30/2016	10.86	0.19	0.04	0.23	(0.27)	(0.02)	(0.29)
11/30/2015	11.11	0.19	(0.16)	0.03	(0.28)	–	(0.28)
11/30/2014	10.78	0.15	0.45	0.60	(0.27)	–	(0.27)
Class F3
5/31/2019(c)	10.38	0.15	0.51	0.66	(0.17)	–	(0.17)
11/30/2018	10.87	0.28	(0.43)	(0.15)	(0.34)	–	(0.34)
4/4/2017 to 11/30/2017(f)	10.84	0.15	0.06	0.21	(0.18)	–	(0.18)
Class I
5/31/2019(c)	10.38	0.14	0.52	0.66	(0.17)	–	(0.17)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.21	0.12	0.33	(0.27)	–	(0.27)
11/30/2016	10.86	0.21	0.03	0.24	(0.28)	(0.02)	(0.30)
11/30/2015	11.11	0.20	(0.16)	0.04	(0.29)	–	(0.29)
11/30/2014	10.78	0.16	0.45	0.61	(0.28)	–	(0.28)
Class P
5/31/2019(c)	10.52	0.20	0.49	0.69	(0.17)	–	(0.17)
11/30/2018	11.00	0.33	(0.46)	(0.13)	(0.35)	–	(0.35)
11/30/2017	10.84	0.16	0.30	0.46	(0.30)	–	(0.30)
11/30/2016	10.90	0.16	0.03	0.19	(0.23)	(0.02)	(0.25)
11/30/2015	11.15	0.16	(0.16)	–	(0.25)	–	(0.25)
11/30/2014	10.82	0.12	0.44	0.56	(0.23)	–	(0.23)

408	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)		Portfolio turnover rate (%)

$10.87	6.28 (d)	0.64	(e)	0.64	(e)	2.48	(e)	$437,728		406	(d)
10.38	(1.64)	0.62		0.69		2.36		405,998		615
10.87	2.96	0.66		0.86		1.70		460,291		466
10.80	2.00	0.66		0.86		1.65		478,353		556
10.86	0.18	0.66		0.86		1.62		434,185		494
11.11	5.52	0.84		0.85		1.30		399,393		576

10.82	5.88 (d)	1.25	(e)	1.25	(e)	1.87	(e)	41,444		406	(d)
10.34	(2.18)	1.24		1.32		1.72		41,820		615
10.82	2.33	1.28		1.48		1.07		66,387		466
10.75	1.36	1.28		1.48		1.03		86,326		556
10.81	(0.45)	1.28		1.48		0.99		80,477		494
11.06	4.89	1.46		1.47		0.68		82,120		576

10.87	6.33 (d)	0.53	(e)	0.53	(e)	2.57	(e)	155,862		406	(d)
10.38	(1.54)	0.52		0.60		2.43		128,716		615
10.87	3.07	0.55		0.75		1.78		196,037		466
10.80	2.09	0.55		0.75		1.76		381,062		556
10.86	0.28	0.56		0.76		1.71		397,366		494
11.11	5.63	0.73		0.75		1.40		353,154		576

10.87	6.43 (d)	0.35	(e)	0.35	(e)	2.76	(e)	262,274		406	(d)
10.38	(1.38)	0.34		0.41		2.63		237,638		615
10.87	1.99 (d)	0.35	(e)	0.55	(e)	2.14	(e)	300,983		466

10.87	6.41 (d)	0.40	(e)	0.44	(e)	2.72	(e)	215,737		406	(d)
10.38	(1.33)	0.39		0.48		2.60		194,836		615
10.86	3.07	0.46		0.66		1.90		190,063		466
10.80	2.20	0.46		0.66		1.88		152,207		556
10.86	0.38	0.46		0.66		1.81		356,372		494
11.11	5.73	0.64		0.65		1.51		407,023		576

11.04	6.60 (d)	0.87	(e)	0.87	(e)	3.93	(e)	–	(g)	406	(d)
10.52	(0.68)	0.88		0.88		3.23		–	(g)	615
11.00	3.76	0.86		1.05		1.46		–	(g)	466
10.84	1.79	0.88		1.08		1.45		12		556
10.90	(0.01)	0.87		1.06		1.42		12		494
11.15	5.26	1.09		1.09		1.06		12		576

See Notes to Financial Statements.	409

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2019(c)	$10.38	$0.11	$0.52	$0.63	$(0.14)	$–	$(0.14)
11/30/2018	10.87	0.21	(0.43)	(0.22)	(0.27)	–	(0.27)
11/30/2017	10.80	0.14	0.13	0.27	(0.20)	–	(0.20)
11/30/2016	10.86	0.13	0.04	0.17	(0.21)	(0.02)	(0.23)
11/30/2015	11.12	0.13	(0.16)	(0.03)	(0.23)	–	(0.23)
11/30/2014	10.78	0.10	0.46	0.56	(0.22)	–	(0.22)
Class R3
5/31/2019(c)	10.38	0.12	0.51	0.63	(0.14)	–	(0.14)
11/30/2018	10.87	0.22	(0.43)	(0.21)	(0.28)	–	(0.28)
11/30/2017	10.80	0.15	0.14	0.29	(0.22)	–	(0.22)
11/30/2016	10.86	0.15	0.03	0.18	(0.22)	(0.02)	(0.24)
11/30/2015	11.11	0.15	(0.16)	(0.01)	(0.24)	–	(0.24)
11/30/2014	10.78	0.11	0.45	0.56	(0.23)	–	(0.23)
Class R4
5/31/2019(c)	10.38	0.13	0.52	0.65	(0.16)	–	(0.16)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.13	0.31	(0.24)	–	(0.24)
11/30/2016	10.86	0.17	0.04	0.21	(0.25)	(0.02)	(0.27)
6/30/2015 to 11/30/2015(h)	10.93	0.08	(0.04)	0.04	(0.11)	–	(0.11)
Class R5
5/31/2019(c)	10.38	0.14	0.52	0.66	(0.17)	–	(0.17)
11/30/2018	10.87	0.27	(0.43)	(0.16)	(0.33)	–	(0.33)
11/30/2017	10.80	0.21	0.13	0.34	(0.27)	–	(0.27)
11/30/2016	10.86	0.20	0.04	0.24	(0.28)	(0.02)	(0.30)
6/30/2015 to 11/30/2015(h)	10.93	0.09	(0.04)	0.05	(0.12)	–	(0.12)
Class R6
5/31/2019(c)	10.38	0.15	0.51	0.66	(0.17)	–	(0.17)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.22	0.12	0.34	(0.28)	–	(0.28)
11/30/2016	10.85	0.22	0.04	0.26	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(h)	10.93	0.09	(0.04)	0.05	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Amount is less than $1,000.
(h)	Commenced on June 30, 2015.

410	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.87	6.07	(d)	1.04	(e)	1.04	(e)	2.07	(e)	$550	406	(d)
10.38	(2.03)		1.02		1.10		1.95		632	615
10.87	2.56		1.06		1.26		1.28		951	466
10.80	1.59		1.05		1.25		1.22		655	556
10.86	(0.31)		1.05		1.25		1.19		258	494
11.12	5.19		1.25		1.25		0.90		478	576

10.87	6.13	(d)	0.94	(e)	0.94	(e)	2.18	(e)	12,539	406	(d)
10.38	(1.94)		0.92		0.99		2.05		11,965	615
10.87	2.67		0.94		1.15		1.38		15,555	466
10.80	1.70		0.95		1.15		1.36		21,240	556
10.86	(0.12)		0.95		1.15		1.33		28,112	494
11.11	5.21		1.13		1.15		1.01		19,276	576

10.87	6.25	(d)	0.69	(e)	0.69	(e)	2.43	(e)	5,798	406	(d)
10.38	(1.69)		0.67		0.73		2.34		8,196	615
10.87	2.92		0.72		0.92		1.65		6,544	466
10.80	1.97		0.71		0.91		1.52		815	556
10.86	0.37	(d)	0.69	(e)	0.89	(e)	1.71	(e)	10	494

10.87	6.39	(d)	0.44	(e)	0.44	(e)	2.70	(e)	1,189	406	(d)
10.38	(1.44)		0.42		0.48		2.58		811	615
10.87	3.17		0.46		0.66		1.88		802	466
10.80	2.24		0.45		0.65		1.78		327	556
10.86	0.48	(d)	0.43	(e)	0.63	(e)	1.96	(e)	10	494

10.87	6.43	(d)	0.35	(e)	0.35	(e)	2.77	(e)	45,762	406	(d)
10.38	(1.28)		0.34		0.41		2.65		42,302	615
10.86	3.19		0.34		0.54		1.99		41,952	466
10.80	2.42		0.34		0.54		1.97		34,585	556
10.85	0.43	(d)	0.37	(e)	0.57	(e)	2.02	(e)	31,887	494

See Notes to Financial Statements.	411

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$14.41	$0.23	$0.67	$0.90	$(0.27)	$–	$(0.27)
11/30/2018	15.14	0.47	(0.64)	(0.17)	(0.56)	–	(0.56)
11/30/2017	15.03	0.40	0.30	0.70	(0.49)	(0.10)	(0.59)
12/2/2015 to 11/30/2016(f)	15.00	0.43	0.14	0.57	(0.54)	–	(0.54)
Class C
5/31/2019(c)	14.42	0.18	0.67	0.85	(0.22)	–	(0.22)
11/30/2018	15.15	0.37	(0.64)	(0.27)	(0.46)	–	(0.46)
11/30/2017	15.04	0.30	0.29	0.59	(0.38)	(0.10)	(0.48)
12/2/2015 to 11/30/2016(f)	15.00	0.31	0.15	0.46	(0.42)	–	(0.42)
Class F
5/31/2019(c)	14.41	0.23	0.66	0.89	(0.27)	–	(0.27)
11/30/2018	15.14	0.48	(0.64)	(0.16)	(0.57)	–	(0.57)
11/30/2017	15.03	0.42	0.30	0.72	(0.51)	(0.10)	(0.61)
12/2/2015 to 11/30/2016(f)	15.00	0.45	0.13	0.58	(0.55)	–	(0.55)
Class F3
5/31/2019(c)	14.42	0.24	0.66	0.90	(0.28)	–	(0.28)
11/30/2018	15.15	0.52	(0.65)	(0.13)	(0.60)	–	(0.60)
4/4/2017 to 11/30/2017(g)	15.08	0.30	0.12	0.42	(0.35)	–	(0.35)
Class I
5/31/2019(c)	14.41	0.24	0.67	0.91	(0.28)	–	(0.28)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(f)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R2
5/31/2019(c)	14.41	0.20	0.67	0.87	(0.24)	–	(0.24)
11/30/2018	15.14	0.41	(0.64)	(0.23)	(0.50)	–	(0.50)
11/30/2017	15.03	0.34	0.30	0.64	(0.43)	(0.10)	(0.53)
12/2/2015 to 11/30/2016(f)	15.00	0.37	0.14	0.51	(0.48)	–	(0.48)
Class R3
5/31/2019(c)	14.41	0.21	0.67	0.88	(0.25)	–	(0.25)
11/30/2018	15.13	0.43	(0.64)	(0.21)	(0.51)	–	(0.51)
11/30/2017	15.03	0.36	0.29	0.65	(0.45)	(0.10)	(0.55)
12/2/2015 to 11/30/2016(f)	15.00	0.39	0.13	0.52	(0.49)	–	(0.49)

412	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.04	6.28	(d)	0.68	(e)	1.54	(e)	3.08	(e)	$12,379	280	(d)
14.41	(1.16)		0.68		2.45		3.18		6,283	468
15.14	4.73		0.68		2.68		2.66		6,390	396
15.03	3.81	(d)	0.68	(e)	2.25	(e)	2.88	(e)	5,366	390

15.05	5.96	(d)	1.32	(e)	2.21	(e)	2.47	(e)	969	280	(d)
14.42	(1.83)		1.36		3.12		2.51		603	468
15.15	3.98		1.40		3.41		1.95		613	396
15.04	3.09	(d)	1.46	(e)	3.08	(e)	2.07	(e)	259	390

15.03	6.25	(d)	0.58	(e)	1.21	(e)	3.14	(e)	42,266	280	(d)
14.41	(1.07)		0.58		2.35		3.28		5,774	468
15.14	4.83		0.58		2.58		2.76		6,010	396
15.03	3.92	(d)	0.58	(e)	2.15	(e)	2.97	(e)	5,119	390

15.04	6.39	(d)	0.47	(e)	1.40	(e)	3.29	(e)	11	280	(d)
14.42	(0.83)		0.43		2.12		3.46		10	468
15.15	2.71	(d)	0.39	(e)	2.66	(e)	3.01	(e)	10	396

15.04	6.40	(d)	0.47	(e)	1.42	(e)	3.32	(e)	126	280	(d)
14.41	(0.95)		0.47		2.25		3.40		108	468
15.14	4.94		0.48		2.48		2.86		109	396
15.03	4.02	(d)	0.48	(e)	2.05	(e)	3.08	(e)	104	390

15.04	6.08	(d)	1.08	(e)	2.02	(e)	2.72	(e)	28	280	(d)
14.41	(1.56)		1.08		2.86		2.77		27	468
15.14	4.31		1.08		3.07		2.24		27	396
15.03	3.41	(d)	1.08	(e)	2.64	(e)	2.47	(e)	26	390

15.04	6.13	(d)	0.98	(e)	1.93	(e)	2.81	(e)	29	280	(d)
14.41	(1.45)		0.97		2.75		2.88		27	468
15.13	4.42		0.98		2.97		2.35		27	396
15.03	3.51	(d)	0.97	(e)	2.53	(e)	2.57	(e)	26	390

See Notes to Financial Statements.	413

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2019(c)	$14.41	$0.22	$0.69	$0.91	$(0.27)	$–	$(0.27)
11/30/2018	15.14	0.46	(0.64)	(0.18)	(0.55)	–	(0.55)
11/30/2017	15.03	0.40	0.29	0.69	(0.48)	(0.10)	(0.58)
12/2/2015 to 11/30/2016(f)	15.00	0.42	0.14	0.56	(0.53)	–	(0.53)
Class R5
5/31/2019(c)	14.41	0.24	0.67	0.91	(0.28)	–	(0.28)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(f)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R6
5/31/2019(c)	14.41	0.24	0.67	0.91	(0.28)	–	(0.28)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.45	0.30	0.75	(0.54)	(0.10)	(0.64)
12/2/2015 to 11/30/2016(f)	15.00	0.48	0.14	0.62	(0.59)	–	(0.59)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on December 2, 2015.
(g)	Commenced on April 4, 2017.

414	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.05	6.26	(d)	0.73	(e)	1.68	(e)	3.05	(e)	$29	280	(d)
14.41	(1.21)		0.72		2.50		3.13		27	468
15.14	4.68		0.74		2.73		2.58		27	396
15.03	3.76	(d)	0.73	(e)	2.29	(e)	2.81	(e)	26	390

15.04	6.39	(d)	0.48	(e)	1.43	(e)	3.31	(e)	29	280	(d)
14.41	(0.97)		0.47		2.25		3.38		27	468
15.14	4.94		0.48		2.48		2.84		27	396
15.03	4.01	(d)	0.49	(e)	2.05	(e)	3.06	(e)	26	390

15.04	6.40	(d)	0.47	(e)	1.41	(e)	3.31	(e)	29	280	(d)
14.41	(0.93)		0.44		2.24		3.42		27	468
15.14	5.05		0.37		2.47		2.95		27	396
15.03	4.17	(d)	0.33	(e)	1.96	(e)	3.22	(e)	26	390

See Notes to Financial Statements.	415

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income	Net realized and unrealized gain (loss)(a)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$9.32	$0.16	$0.58	$0.74	$(0.20)	$–	$(0.20)
11/30/2018	10.06	0.31	(0.64)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class C
5/31/2019(c)	9.32	0.13	0.57	0.70	(0.17)	–	(0.17)
11/30/2018	10.06	0.23	(0.63)	(0.40)	(0.33)	(0.01)	(0.34)
4/19/2017 to 11/30/2017(f)	10.00	0.13	0.12	0.25	(0.19)	–	(0.19)
Class F
5/31/2019(c)	9.34	0.16	0.58	0.74	(0.20)	–	(0.20)
11/30/2018	10.08	0.31	(0.63)	(0.32)	(0.41)	(0.01)	(0.42)
4/19/2017 to 11/30/2017(f)	10.00	0.18	0.14	0.32	(0.24)	–	(0.24)
Class F3
5/31/2019(c)	9.32	0.17	0.58	0.75	(0.21)	–	(0.21)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)
Class I
5/31/2019(c)	9.32	0.17	0.57	0.74	(0.21)	–	(0.21)
11/30/2018	10.06	0.32	(0.63)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R2
5/31/2019(c)	9.32	0.14	0.58	0.72	(0.18)	–	(0.18)
11/30/2018	10.06	0.27	(0.64)	(0.37)	(0.36)	(0.01)	(0.37)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.12	0.27	(0.21)	–	(0.21)
Class R3
5/31/2019(c)	9.32	0.14	0.58	0.72	(0.18)	–	(0.18)
11/30/2018	10.06	0.28	(0.64)	(0.36)	(0.37)	(0.01)	(0.38)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.13	0.28	(0.22)	–	(0.22)

416	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.86	7.98	(d)	0.68	(e)	4.80	(e)	3.27	(e)	$536	27	(d)
9.32	(3.36)		0.68		4.54		3.17		368	109
10.06	3.01	(d)	0.68	(e)	3.99	(e)	2.80	(e)	311	88

9.85	7.53	(d)	1.32	(e)	5.34	(e)	2.62	(e)	241	27	(d)
9.32	(4.07)		1.43		5.17		2.39		71	109
10.06	2.52	(d)	1.48	(e)	4.75	(e)	2.02	(e)	102	88

9.88	8.02	(d)	0.58	(e)	4.68	(e)	3.36	(e)	2,412	27	(d)
9.34	(3.26)		0.58		4.20		3.21		1,501	109
10.08	3.27	(d)	0.58	(e)	3.82	(e)	2.89	(e)	2,614	88

9.86	8.14	(d)	0.39	(e)	4.64	(e)	3.57	(e)	1,622	27	(d)
9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

9.85	7.98	(d)	0.48	(e)	4.65	(e)	3.48	(e)	164	27	(d)
9.32	(3.19)		0.48		4.16		3.30		144	109
10.06	3.13	(d)	0.48	(e)	3.78	(e)	3.00	(e)	52	88

9.86	7.77	(d)	1.08	(e)	5.25	(e)	2.86	(e)	27	27	(d)
9.32	(3.75)		1.08		4.92		2.76		25	109
10.06	2.76	(d)	1.08	(e)	4.38	(e)	2.40	(e)	26	88

9.86	7.82	(d)	0.98	(e)	5.15	(e)	2.98	(e)	51	27	(d)
9.32	(3.65)		0.98		4.87		2.87		47	109
10.06	2.82	(d)	0.97	(e)	4.20	(e)	2.49	(e)	39	88

See Notes to Financial Statements.	417

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income	Net realized and unrealized gain (loss)(a)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2019(c)	$9.32	$0.15	$0.59	$0.74	$(0.20)	$–	$(0.20)
11/30/2018	10.06	0.30	(0.63)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class R5
5/31/2019(c)	9.32	0.17	0.58	0.75	(0.21)	–	(0.21)
11/30/2018	10.06	0.33	(0.64)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R6
5/31/2019(c)	9.32	0.17	0.58	0.75	(0.21)	–	(0.21)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 19, 2017.

418	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.86	7.96	(d)	0.73	(e)	4.90	(e)	3.22	(e)	$27	27	(d)
9.32	(3.41)		0.73		4.56		3.11		25	109
10.06	2.98	(d)	0.73	(e)	4.00	(e)	2.74	(e)	26	88

9.86	8.09	(d)	0.48	(e)	4.65	(e)	3.47	(e)	27	27	(d)
9.32	(3.17)		0.48		4.32		3.36		25	109
10.06	3.14	(d)	0.48	(e)	3.79	(e)	2.99	(e)	26	88

9.86	8.14	(d)	0.39	(e)	4.64	(e)	3.57	(e)	1,622	27	(d)
9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

See Notes to Financial Statements.	419

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$8.97	$0.25	$(0.07)	$0.18	$(0.25)	$–	$(0.25)
11/30/2018	9.18	0.46	(0.21)	0.25	(0.46)	–	(0.46)
11/30/2017	9.17	0.41	0.01	0.42	(0.41)	–	(0.41)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
11/30/2015	9.30	0.40	(0.41)	(0.01)	(0.40)	–	(0.40)
11/30/2014	9.51	0.43	(0.19)	0.24	(0.43)	(0.02)	(0.45)
Class C
5/31/2019(c)	8.98	0.22	(0.07)	0.15	(0.22)	–	(0.22)
11/30/2018	9.18	0.40	(0.20)	0.20	(0.40)	–	(0.40)
11/30/2017	9.17	0.35	0.01	0.36	(0.35)	–	(0.35)
11/30/2016	8.89	0.35	0.28	0.63	(0.35)	–	(0.35)
11/30/2015	9.31	0.34	(0.42)	(0.08)	(0.34)	–	(0.34)
11/30/2014	9.51	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
Class F
5/31/2019(c)	8.96	0.25	(0.06)	0.19	(0.26)	–	(0.26)
11/30/2018	9.17	0.47	(0.21)	0.26	(0.47)	–	(0.47)
11/30/2017	9.16	0.42	0.01	0.43	(0.42)	–	(0.42)
11/30/2016	8.88	0.42	0.28	0.70	(0.42)	–	(0.42)
11/30/2015	9.29	0.41	(0.41)	–	(0.41)	–	(0.41)
11/30/2014	9.50	0.44	(0.19)	0.25	(0.44)	(0.02)	(0.46)
Class F3
5/31/2019(c)	8.98	0.26	(0.07)	0.19	(0.26)	–	(0.26)
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
4/4/2017 to 11/30/2017(f)	9.23	0.28	(0.04)	0.24	(0.28)	–	(0.28)
Class I
5/31/2019(c)	8.97	0.26	(0.07)	0.19	(0.26)	–	(0.26)
11/30/2018	9.18	0.48	(0.21)	0.27	(0.48)	–	(0.48)
11/30/2017	9.17	0.42	0.02	0.44	(0.43)	–	(0.43)
11/30/2016	8.89	0.43	0.28	0.71	(0.43)	–	(0.43)
11/30/2015	9.31	0.42	(0.42)	–	(0.42)	–	(0.42)
11/30/2014	9.51	0.45	(0.18)	0.27	(0.45)	(0.02)	(0.47)

420	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.90	2.07	(d)	0.81	(e)	5.67	(e)	$2,943,774	30	(d)
8.97	2.74		0.79		5.05		3,653,385	68
9.18	4.65		0.79		4.43		3,530,233	81
9.17	7.95		0.80		4.56		3,003,142	78
8.89	(0.14)		0.80		4.35		2,365,305	77
9.30	2.54		0.80		4.57		2,856,709	91

8.91	1.87	(d)	1.44	(e)	5.05	(e)	1,434,065	30	(d)
8.98	2.10		1.43		4.42		1,627,126	68
9.18	3.98		1.44		3.80		1,587,964	81
9.17	7.29		1.43		3.95		1,547,969	78
8.89	(0.88)		1.44		3.72		1,479,103	77
9.31	1.95		1.49		3.89		1,740,187	91

8.89	2.12	(d)	0.71	(e)	5.76	(e)	5,108,758	30	(d)
8.96	2.84		0.69		5.17		6,725,819	68
9.17	4.75		0.69		4.52		4,877,793	81
9.16	8.06		0.70		4.64		3,564,772	78
8.88	(0.05)		0.70		4.45		2,073,567	77
9.29	2.64		0.70		4.67		2,387,227	91

8.91	2.21	(d)	0.54	(e)	5.94	(e)	196,839	30	(d)
8.98	3.00		0.53		5.29		277,822	68
9.19	2.67	(d)	0.54	(e)	4.68	(e)	203,910	81

8.90	2.17	(d)	0.61	(e)	5.86	(e)	1,903,766	30	(d)
8.97	2.94		0.59		5.27		2,462,923	68
9.18	4.85		0.60		4.61		1,744,687	81
9.17	8.16		0.60		4.75		605,018	78
8.89	(0.05)		0.60		4.54		366,250	77
9.31	2.85		0.60		4.76		435,250	91

See Notes to Financial Statements.	421

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2019(c)	$8.98	$0.23	$(0.07)	$0.16	$(0.23)	$–	$(0.23)
11/30/2018	9.19	0.43	(0.22)	0.21	(0.42)	–	(0.42)
11/30/2017	9.18	0.37	0.01	0.38	(0.37)	–	(0.37)
11/30/2016	8.90	0.37	0.28	0.65	(0.37)	–	(0.37)
11/30/2015	9.31	0.36	(0.41)	(0.05)	(0.36)	–	(0.36)
11/30/2014	9.52	0.40	(0.19)	0.21	(0.40)	(0.02)	(0.42)
Class R3
5/31/2019(c)	8.97	0.24	(0.07)	0.17	(0.24)	–	(0.24)
11/30/2018	9.18	0.44	(0.22)	0.22	(0.43)	–	(0.43)
11/30/2017	9.17	0.38	0.01	0.39	(0.38)	–	(0.38)
11/30/2016	8.89	0.38	0.28	0.66	(0.38)	–	(0.38)
11/30/2015	9.31	0.37	(0.42)	(0.05)	(0.37)	–	(0.37)
11/30/2014	9.51	0.41	(0.19)	0.22	(0.40)	(0.02)	(0.42)
Class R4
5/31/2019(c)	8.97	0.25	(0.07)	0.18	(0.25)	–	(0.25)
11/30/2018	9.18	0.47	(0.22)	0.25	(0.46)	–	(0.46)
11/30/2017	9.17	0.40	0.01	0.41	(0.40)	–	(0.40)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(g)	9.21	0.17	(0.32)	(0.15)	(0.17)	–	(0.17)
Class R5
5/31/2019(c)	8.98	0.26	(0.07)	0.19	(0.26)	–	(0.26)
11/30/2018	9.19	0.51	(0.24)	0.27	(0.48)	–	(0.48)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.43	0.28	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	9.22	0.18	(0.32)	(0.14)	(0.18)	–	(0.18)
Class R6
5/31/2019(c)	8.98	0.26	(0.07)	0.19	(0.26)	–	(0.26)
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.44	0.27	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	9.22	0.17	(0.31)	(0.14)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

422	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.91	1.88	(d)	1.21	(e)	5.29	(e)	$1,751	30	(d)
8.98	2.35		1.19		4.68		1,579	68
9.19	4.24		1.20		4.04		1,254	81
9.18	7.53		1.20		4.16		751	78
8.90	(0.53)		1.20		3.95		452	77
9.31	2.14		1.20		4.19		670	91

8.90	1.92	(d)	1.11	(e)	5.39	(e)	54,926	30	(d)
8.97	2.45		1.09		4.78		52,978	68
9.18	4.35		1.10		4.15		43,115	81
9.17	7.64		1.10		4.28		34,215	78
8.89	(0.54)		1.10		4.06		26,232	77
9.31	2.35		1.10		4.32		27,205	91

8.90	2.05	(d)	0.86	(e)	5.60	(e)	6,643	30	(d)
8.97	2.70		0.85		5.16		21,747	68
9.18	4.60		0.84		4.37		5,134	81
9.17	7.90		0.85		4.45		2,302	78
8.89	(1.69	)(d)	0.81	(e)	4.36	(e)	10	77

8.91	2.18	(d)	0.62	(e)	5.83	(e)	6,688	30	(d)
8.98	2.96		0.61		5.62		44,385	68
9.19	4.87		0.60		4.65		2,542	81
9.18	8.18		0.60		4.77		303	78
8.90	(1.57	)(d)	0.56	(e)	4.62	(e)	10	77

8.91	2.20	(d)	0.53	(e)	5.91	(e)	93,363	30	(d)
8.98	3.01		0.53		5.35		63,275	68
9.19	4.93		0.54		4.70		36,295	81
9.18	8.24		0.54		4.84		12,047	78
8.90	(1.56	)(d)	0.56	(e)	4.61	(e)	8,144	77

See Notes to Financial Statements.	423

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$7.13	$0.20	$0.17	$0.37	$(0.21)	$–	$(0.21)
11/30/2018	7.71	0.41	(0.56)	(0.15)	(0.43)	–	(0.43)
11/30/2017	7.41	0.42	0.32	0.74	(0.44)	–	(0.44)
11/30/2016	7.10	0.42	0.33	0.75	(0.44)	–	(0.44)
11/30/2015	7.79	0.39	(0.49)	(0.10)	(0.42)	(0.17)	(0.59)
11/30/2014	8.05	0.43	0.04	0.47	(0.46)	(0.27)	(0.73)
Class C
5/31/2019(c)	7.09	0.17	0.18	0.35	(0.19)	–	(0.19)
11/30/2018	7.67	0.36	(0.56)	(0.20)	(0.38)	–	(0.38)
11/30/2017	7.38	0.37	0.30	0.67	(0.38)	–	(0.38)
11/30/2016	7.07	0.37	0.33	0.70	(0.39)	–	(0.39)
11/30/2015	7.75	0.34	(0.48)	(0.14)	(0.37)	(0.17)	(0.54)
11/30/2014	8.01	0.38	0.04	0.42	(0.41)	(0.27)	(0.68)
Class F
5/31/2019(c)	7.12	0.20	0.17	0.37	(0.21)	–	(0.21)
11/30/2018	7.70	0.42	(0.56)	(0.14)	(0.44)	–	(0.44)
11/30/2017	7.41	0.42	0.31	0.73	(0.44)	–	(0.44)
11/30/2016	7.09	0.43	0.33	0.76	(0.44)	–	(0.44)
11/30/2015	7.78	0.40	(0.49)	(0.09)	(0.43)	(0.17)	(0.60)
11/30/2014	8.04	0.43	0.05	0.48	(0.47)	(0.27)	(0.74)
Class F3
5/31/2019(c)	7.16	0.21	0.17	0.38	(0.22)	–	(0.22)
11/30/2018	7.75	0.43	(0.56)	(0.13)	(0.46)	–	(0.46)
4/4/2017 to 11/30/2017(f)	7.65	0.28	0.12	0.40	(0.30)	–	(0.30)
Class I
5/31/2019(c)	7.16	0.21	0.17	0.38	(0.22)	–	(0.22)
11/30/2018	7.74	0.43	(0.56)	(0.13)	(0.45)	–	(0.45)
11/30/2017	7.45	0.44	0.30	0.74	(0.45)	–	(0.45)
11/30/2016	7.13	0.44	0.33	0.77	(0.45)	–	(0.45)
11/30/2015	7.82	0.41	(0.49)	(0.08)	(0.44)	(0.17)	(0.61)
11/30/2014	8.08	0.44	0.05	0.49	(0.48)	(0.27)	(0.75)
Class P
5/31/2019(c)	7.23	0.20	0.17	0.37	(0.21)	–	(0.21)
11/30/2018	7.82	0.40	(0.57)	(0.17)	(0.42)	–	(0.42)
11/30/2017	7.52	0.40	0.32	0.72	(0.42)	–	(0.42)
11/30/2016	7.20	0.41	0.34	0.75	(0.43)	–	(0.43)
11/30/2015	7.89	0.38	(0.49)	(0.11)	(0.41)	(0.17)	(0.58)
11/30/2014	8.16	0.42	0.03	0.45	(0.45)	(0.27)	(0.72)

424	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.29	5.27 (d)	0.89	(e)	0.89	(e)	5.49	(e)	$1,171,165	43	(d)
7.13	(2.03)	0.90		0.90		5.48		1,126,386	107
7.71	10.13	0.89		0.89		5.48		1,576,504	93
7.41	10.93	0.92		0.92		5.88		1,580,591	104
7.10	(1.38)	0.93		0.93		5.24		1,156,411	93
7.79	6.06	0.94		0.94		5.42		922,139	102

7.25	4.96 (d)	1.52	(e)	1.52	(e)	4.88	(e)	387,122	43	(d)
7.09	(2.70)	1.55		1.55		4.84		410,469	107
7.67	9.28	1.57		1.57		4.81		515,964	93
7.38	10.24	1.57		1.57		5.25		463,517	104
7.07	(1.91)	1.59		1.59		4.62		335,484	93
7.75	5.38	1.59		1.59		4.78		345,738	102

7.28	5.32 (d)	0.79	(e)	0.79	(e)	5.59	(e)	2,069,272	43	(d)
7.12	(1.95)	0.80		0.80		5.58		2,082,549	107
7.70	10.09	0.79		0.79		5.54		2,011,192	93
7.41	11.19	0.81		0.81		5.96		1,571,281	104
7.09	(1.29)	0.84		0.84		5.33		734,257	93
7.78	6.16	0.85		0.85		5.47		602,252	102

7.32	5.56 (d)	0.60	(e)	0.60	(e)	5.79	(e)	518,345	43	(d)
7.16	(1.85)	0.60		0.60		5.77		507,646	107
7.75	5.28 (d)	0.62	(e)	0.62	(e)	5.45	(e)	449,538	93

7.32	5.36 (d)	0.69	(e)	0.69	(e)	5.68	(e)	1,547,582	43	(d)
7.16	(1.82)	0.70		0.70		5.66		1,412,203	107
7.74	10.19	0.69		0.69		5.70		1,725,003	93
7.45	11.29	0.72		0.72		6.11		1,707,793	104
7.13	(1.14)	0.74		0.74		5.47		1,909,422	93
7.82	6.27	0.75		0.75		5.57		2,259,001	102

7.39	5.11 (d)	1.16	(e)	1.16	(e)	5.44	(e)	66	43	(d)
7.23	(2.29)	1.15		1.15		5.24		333	107
7.82	9.81	1.15		1.15		5.16		478	93
7.52	10.76	1.17		1.17		5.71		47	104
7.20	(1.52)	1.18		1.18		5.01		275	93
7.89	5.68	1.19		1.19		5.20		1,603	102

See Notes to Financial Statements.	425

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2019(c)	$7.17	$0.19	$0.17	$0.36	$(0.20)	$–	$(0.20)
11/30/2018	7.76	0.38	(0.57)	(0.19)	(0.40)	–	(0.40)
11/30/2017	7.46	0.39	0.32	0.71	(0.41)	–	(0.41)
11/30/2016	7.15	0.40	0.32	0.72	(0.41)	–	(0.41)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.39)	(0.17)	(0.56)
11/30/2014	8.10	0.40	0.03	0.43	(0.43)	(0.27)	(0.70)
Class R3
5/31/2019(c)	7.17	0.19	0.17	0.36	(0.20)	–	(0.20)
11/30/2018	7.75	0.39	(0.56)	(0.17)	(0.41)	–	(0.41)
11/30/2017	7.46	0.40	0.31	0.71	(0.42)	–	(0.42)
11/30/2016	7.14	0.41	0.33	0.74	(0.42)	–	(0.42)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.40)	(0.17)	(0.57)
11/30/2014	8.10	0.41	0.03	0.44	(0.44)	(0.27)	(0.71)
Class R4
5/31/2019(c)	7.12	0.20	0.18	0.38	(0.21)	–	(0.21)
11/30/2018	7.71	0.41	(0.57)	(0.16)	(0.43)	–	(0.43)
11/30/2017	7.41	0.41	0.32	0.73	(0.43)	–	(0.43)
11/30/2016	7.10	0.43	0.32	0.75	(0.44)	–	(0.44)
6/30/2015 to 11/30/2015(g)	7.54	0.16	(0.43)	(0.27)	(0.17)	–	(0.17)
Class R5
5/31/2019(c)	7.15	0.21	0.18	0.39	(0.22)	–	(0.22)
11/30/2018	7.74	0.43	(0.57)	(0.14)	(0.45)	–	(0.45)
11/30/2017	7.44	0.43	0.32	0.75	(0.45)	–	(0.45)
11/30/2016	7.13	0.45	0.32	0.77	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(g)	7.57	0.17	(0.43)	(0.26)	(0.18)	–	(0.18)
Class R6
5/31/2019(c)	7.16	0.21	0.17	0.38	(0.22)	–	(0.22)
11/30/2018	7.75	0.43	(0.56)	(0.13)	(0.46)	–	(0.46)
11/30/2017	7.45	0.44	0.32	0.76	(0.46)	–	(0.46)
11/30/2016	7.13	0.45	0.33	0.78	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(g)	7.57	0.18	(0.44)	(0.26)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

426	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.33	5.06	(d)	1.29	(e)	1.29	(e)	5.12	(e)	$13,104	43	(d)
7.17	(2.50)		1.29		1.29		5.10		14,435	107
7.76	9.68		1.29		1.29		5.09		14,837	93
7.46	10.49		1.32		1.32		5.53		11,145	104
7.15	(1.58)		1.34		1.34		4.88		5,170	93
7.83	5.52		1.34		1.34		5.06		4,742	102

7.33	5.11	(d)	1.19	(e)	1.19	(e)	5.21	(e)	111,400	43	(d)
7.17	(2.28)		1.20		1.20		5.20		107,532	107
7.75	9.64		1.19		1.19		5.18		91,021	93
7.46	10.75		1.22		1.22		5.64		71,552	104
7.14	(1.62)		1.24		1.24		4.98		45,822	93
7.83	5.63		1.24		1.24		5.14		35,169	102

7.29	5.40	(d)	0.94	(e)	0.94	(e)	5.45	(e)	102,350	43	(d)
7.12	(2.21)		0.95		0.95		5.45		91,526	107
7.71	10.09		0.95		0.95		5.38		67,741	93
7.41	10.91		0.97		0.97		5.87		20,934	104
7.10	(3.58	)(d)	1.01	(e)	1.04	(e)	5.31	(e)	328	93

7.32	5.52	(d)	0.69	(e)	0.69	(e)	5.71	(e)	276,748	43	(d)
7.15	(1.94)		0.70		0.70		5.70		266,231	107
7.74	10.34		0.71		0.71		5.56		264,638	93
7.44	11.16		0.72		0.72		6.11		11,010	104
7.13	(3.46	)(d)	0.75	(e)	0.75	(e)	5.50	(e)	10	93

7.32	5.56	(d)	0.60	(e)	0.60	(e)	5.78	(e)	573,693	43	(d)
7.16	(1.84)		0.60		0.61		5.78		451,009	107
7.75	10.42		0.61		0.61		5.67		381,440	93
7.45	11.26		0.62		0.62		6.24		75,756	104
7.13	(3.30	)(d)	0.63	(e)	0.65	(e)	5.83	(e)	14,054	93

See Notes to Financial Statements.	427

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$2.67	$0.05	$0.15	$0.20	$(0.06)	$–	$(0.06)
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.10	(0.17)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
Class C
5/31/2019(c)	2.69	0.04	0.15	0.19	(0.05)	–	(0.05)
11/30/2018	2.87	0.08	(0.16)	(0.08)	(0.10)	–	(0.10)
11/30/2017	2.78	0.07	0.10	0.17	(0.08)	–	(0.08)
11/30/2016	2.72	0.08	0.07	0.15	(0.09)	–	(0.09)
11/30/2015	2.93	0.09	(0.18)	(0.09)	(0.11)	(0.01)	(0.12)
11/30/2014	2.88	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
Class F
5/31/2019(c)	2.67	0.05	0.15	0.20	(0.06)	–	(0.06)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.06	0.16	(0.11)	–	(0.11)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
Class F3
5/31/2019(c)	2.67	0.05	0.15	0.20	(0.06)	–	(0.06)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
4/4/2017 to 11/30/2017(f)	2.82	0.06	0.05	0.11	(0.07)	–	(0.07)
Class I
5/31/2019(c)	2.67	0.05	0.15	0.20	(0.06)	–	(0.06)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.12	0.11	0.23	(0.14)	(0.04)	(0.18)

428	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.81	7.46 (d)	0.76	(e)	0.76	(e)	3.69	(e)	$918,122	51	(d)
2.67	(2.78)	0.77		0.81		3.46		836,525	117
2.86	7.33	0.78		0.89		3.03		918,917	205
2.76	6.06	0.78		0.90		3.56		907,733	192
2.71	(2.46)	0.78		0.90		3.69		1,017,019	163
2.92	8.36	0.78		0.88		3.80		1,152,324	212

2.83	7.09 (d)	1.38	(e)	1.38	(e)	3.08	(e)	165,603	51	(d)
2.69	(3.00)	1.39		1.43		2.82		166,762	117
2.87	6.28	1.40		1.51		2.42		230,293	205
2.78	5.77	1.41		1.53		2.94		253,848	192
2.72	(3.05)	1.42		1.54		3.06		282,552	163
2.93	7.65	1.43		1.53		3.16		316,854	212

2.81	7.11 (d)	0.66	(e)	0.66	(e)	3.77	(e)	503,123	51	(d)
2.67	(2.33)	0.67		0.71		3.55		434,593	117
2.86	7.43	0.68		0.79		3.10		454,740	205
2.76	6.16	0.68		0.80		3.64		413,167	192
2.71	(2.37)	0.68		0.80		3.78		447,867	163
2.92	8.46	0.68		0.78		3.86		437,545	212

2.81	7.61 (d)	0.47	(e)	0.47	(e)	3.96	(e)	467,688	51	(d)
2.67	(2.51)	0.47		0.51		3.75		394,646	117
2.86	3.99 (d)	0.46	(e)	0.60	(e)	3.25	(e)	274,355	205

2.81	7.56 (d)	0.56	(e)	0.56	(e)	3.88	(e)	168,441	51	(d)
2.67	(2.59)	0.57		0.60		3.66		165,736	117
2.86	7.54	0.58		0.69		3.22		166,989	205
2.76	6.27	0.58		0.70		3.75		92,523	192
2.71	(2.27)	0.58		0.70		3.88		107,266	163
2.92	8.57	0.58		0.68		3.98		132,086	212

See Notes to Financial Statements.	429

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2019(c)	$2.70	$0.05	$0.14	$0.19	$(0.05)	$–	$(0.05)
11/30/2018	2.88	0.09	(0.17)	(0.08)	(0.10)	–	(0.10)
11/30/2017	2.79	0.08	0.10	0.18	(0.09)	–	(0.09)
11/30/2016	2.73	0.09	0.07	0.16	(0.10)	–	(0.10)
11/30/2015	2.95	0.09	(0.18)	(0.09)	(0.12)	(0.01)	(0.13)
11/30/2014	2.90	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
Class R3
5/31/2019(c)	2.68	0.05	0.14	0.19	(0.05)	–	(0.05)
11/30/2018	2.87	0.09	(0.18)	(0.09)	(0.10)	–	(0.10)
11/30/2017	2.77	0.08	0.11	0.19	(0.09)	–	(0.09)
11/30/2016	2.72	0.09	0.06	0.15	(0.10)	–	(0.10)
11/30/2015	2.93	0.10	(0.18)	(0.08)	(0.12)	(0.01)	(0.13)
11/30/2014	2.88	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
Class R4
5/31/2019(c)	2.67	0.05	0.15	0.20	(0.06)	–	(0.06)
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
11/30/2017	2.77	0.08	0.11	0.19	(0.10)	–	(0.10)
11/30/2016	2.71	0.09	0.08	0.17	(0.11)	–	(0.11)
6/30/2015 to 11/30/2015(g)	2.81	0.04	(0.09)	(0.05)	(0.05)	–	(0.05)
Class R5
5/31/2019(c)	2.68	0.05	0.14	0.19	(0.06)	–	(0.06)
11/30/2018	2.86	0.10	(0.16)	(0.06)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(g)	2.81	0.05	(0.10)	(0.05)	(0.05)	–	(0.05)
Class R6
5/31/2019(c)	2.67	0.05	0.15	0.20	(0.06)	–	(0.06)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.11	0.06	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(g)	2.81	0.05	(0.09)	(0.04)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

430	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.84	7.19	(d)	1.16	(e)	1.16	(e)	3.30	(e)	$1,441	51	(d)
2.70	(2.76)		1.17		1.21		3.05		1,667	117
2.88	6.49		1.18		1.29		2.64		2,008	205
2.79	5.99		1.19		1.31		3.23		2,202	192
2.73	(3.13)		1.18		1.30		3.30		4,562	163
2.95	7.90		1.18		1.28		3.39		4,704	212

2.82	7.28	(d)	1.06	(e)	1.06	(e)	3.40	(e)	50,896	51	(d)
2.68	(3.05)		1.07		1.11		3.16		50,016	117
2.87	7.00		1.08		1.19		2.74		53,025	205
2.77	5.73		1.08		1.20		3.27		54,918	192
2.72	(2.73)		1.08		1.20		3.40		60,809	163
2.93	8.04		1.08		1.18		3.49		50,081	212

2.81	7.44	(d)	0.81	(e)	0.81	(e)	3.64	(e)	6,534	51	(d)
2.67	(2.83)		0.82		0.85		3.44		5,363	117
2.86	6.89		0.83		0.94		2.98		3,117	205
2.77	6.39		0.83		0.94		3.25		1,459	192
2.71	(1.75	)(d)	0.84	(e)	0.97	(e)	3.72	(e)	10	163

2.81	7.17	(d)	0.56	(e)	0.56	(e)	3.89	(e)	5,249	51	(d)
2.68	(2.23)		0.58		0.62		3.54		4,048	117
2.86	7.55		0.57		0.70		3.21		15,926	205
2.76	6.28		0.58		0.69		3.51		198	192
2.71	(1.64	)(d)	0.58	(e)	0.71	(e)	3.98	(e)	10	163

2.81	7.61	(d)	0.47	(e)	0.47	(e)	3.98	(e)	40,985	51	(d)
2.67	(2.50)		0.47		0.51		3.77		33,975	117
2.86	7.66		0.47		0.59		3.31		19,714	205
2.76	6.38		0.47		0.59		3.90		3,457	192
2.71	(1.60	)(d)	0.47	(e)	0.63	(e)	4.14	(e)	5,098	163

See Notes to Financial Statements.	431

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class A
5/31/2019(c)	$11.55	$0.17	$(0.08)	$0.09	$(0.23)	$(0.23)	$11.41
11/30/2018	11.88	0.29	(0.17)	0.12	(0.45)	(0.45)	11.55
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	–	11.88
11/30/2016	12.27	0.29	0.14	0.43	(0.52)	–	12.18
11/30/2015	13.33	0.28	(0.82)	(0.54)	(0.52)	–	12.27
11/30/2014	14.18	0.29	(0.63)	(0.34)	(0.51)	–	13.33
Class C
5/31/2019(c)	11.57	0.13	(0.08)	0.05	(0.19)	(0.19)	11.43
11/30/2018	11.90	0.22	(0.18)	0.04	(0.37)	(0.37)	11.57
11/30/2017	12.20	0.16	(0.08)	0.08	(0.38)	–	11.90
11/30/2016	12.29	0.22	0.14	0.36	(0.45)	–	12.20
11/30/2015	13.35	0.20	(0.82)	(0.62)	(0.44)	–	12.29
11/30/2014	14.21	0.19	(0.63)	(0.44)	(0.42)	–	13.35
Class F
5/31/2019(c)	11.57	0.18	(0.09)	0.09	(0.24)	(0.24)	11.42
11/30/2018	11.89	0.31	(0.17)	0.14	(0.46)	(0.46)	11.57
11/30/2017	12.19	0.25	(0.09)	0.16	(0.46)	–	11.89
11/30/2016	12.28	0.30	0.14	0.44	(0.53)	–	12.19
11/30/2015	13.34	0.29	(0.82)	(0.53)	(0.53)	–	12.28
11/30/2014	14.20	0.30	(0.63)	(0.33)	(0.53)	–	13.34
Class F3
5/31/2019(c)	11.55	0.19	(0.08)	0.11	(0.25)	(0.25)	11.41
11/30/2018	11.88	0.33	(0.18)	0.15	(0.48)	(0.48)	11.55
4/4/2017 to 11/30/2017(f)	12.17	0.19	(0.15)	0.04	(0.33)	–	11.88
Class I
5/31/2019(c)	11.56	0.18	(0.08)	0.10	(0.24)	(0.24)	11.42
11/30/2018	11.89	0.32	(0.18)	0.14	(0.47)	(0.47)	11.56
11/30/2017	12.18	0.26	(0.07)	0.19	(0.48)	–	11.89
11/30/2016	12.27	0.30	0.15	0.45	(0.54)	–	12.18
11/30/2015	13.33	0.30	(0.82)	(0.52)	(0.54)	–	12.27
11/30/2014	14.18	0.31	(0.62)	(0.31)	(0.54)	–	13.33
Class R2
5/31/2019(c)	11.55	0.15	(0.08)	0.07	(0.21)	(0.21)	11.41
11/30/2018	11.87	0.24	(0.16)	0.08	(0.40)	(0.40)	11.55
11/30/2017	12.17	0.19	(0.09)	0.10	(0.40)	–	11.87
11/30/2016	12.26	0.24	0.14	0.38	(0.47)	–	12.17
11/30/2015	13.32	0.23	(0.82)	(0.59)	(0.47)	–	12.26
11/30/2014	14.18	0.24	(0.64)	(0.40)	(0.46)	–	13.32

432	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.79 (d)	0.68	(e)	0.68	(e)	2.99	(e)	$129,116	19	(d)
0.95	0.69		0.69		2.48		171,109	108
1.27	0.75		0.81		1.98		179,371	64
3.69	0.75		0.92		2.41		276,490	79
(4.13)	0.75		0.96		2.19		359,137	62
(2.47)	0.75		0.83		2.04		438,684	79

0.47 (d)	1.33	(e)	1.33	(e)	2.35	(e)	38,503	19	(d)
0.30	1.34		1.35		1.84		49,435	108
0.63	1.39		1.45		1.32		47,475	64
3.06	1.37		1.54		1.81		45,158	79
(4.71)	1.38		1.59		1.57		63,659	62
(3.20)	1.45		1.54		1.36		100,136	79

0.84 (d)	0.58	(e)	0.58	(e)	3.08	(e)	352,506	19	(d)
1.14	0.58		0.59		2.60		489,043	108
1.36	0.65		0.70		2.04		328,360	64
3.79	0.65		0.81		2.49		187,277	79
(4.03)	0.65		0.86		2.28		152,173	62
(2.44)	0.65		0.75		2.15		324,163	79

0.93 (d)	0.41	(e)	0.41	(e)	3.26	(e)	18,635	19	(d)
1.25	0.39		0.43		2.80		22,597	108
0.33 (d)	0.38	(e)	0.53	(e)	2.47	(e)	13,427	64

0.89 (d)	0.48	(e)	0.48	(e)	3.19	(e)	625,433	19	(d)
1.16	0.48		0.49		2.71		661,340	108
1.47	0.55		0.60		2.17		511,535	64
3.98	0.55		0.69		2.56		349,882	79
(3.94)	0.55		0.77		2.38		144,557	62
(2.27)	0.55		0.64		2.25		84,472	79

0.59 (d)	1.08	(e)	1.08	(e)	2.59	(e)	152	19	(d)
0.64	1.10		1.11		2.07		201	108
0.87	1.15		1.20		1.55		286	64
3.28	1.15		1.32		2.02		191	79
(4.51)	1.15		1.36		1.79		345	62
(2.92)	1.15		1.25		1.68		319	79

See Notes to Financial Statements.	433

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class R3
5/31/2019(c)	$11.56	$0.15	$(0.09)	$0.06	$(0.21)	$(0.21)	$11.41
11/30/2018	11.88	0.26	(0.17)	0.09	(0.41)	(0.41)	11.56
11/30/2017	12.18	0.20	(0.08)	0.12	(0.42)	–	11.88
11/30/2016	12.27	0.25	0.14	0.39	(0.48)	–	12.18
11/30/2015	13.33	0.24	(0.82)	(0.58)	(0.48)	–	12.27
11/30/2014	14.18	0.25	(0.63)	(0.38)	(0.47)	–	13.33
Class R4
5/31/2019(c)	11.56	0.17	(0.08)	0.09	(0.23)	(0.23)	11.42
11/30/2018	11.88	0.30	(0.18)	0.12	(0.44)	(0.44)	11.56
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	–	11.88
11/30/2016	12.27	0.27	0.15	0.42	(0.51)	–	12.18
6/30/2015 to 11/30/2015(g)	12.87	0.11	(0.50)	(0.39)	(0.21)	–	12.27
Class R5
5/31/2019(c)	11.55	0.18	(0.08)	0.10	(0.24)	(0.24)	11.41
11/30/2018	11.88	0.33	(0.19)	0.14	(0.47)	(0.47)	11.55
11/30/2017	12.18	0.26	(0.08)	0.18	(0.48)	–	11.88
11/30/2016	12.27	0.31	0.14	0.45	(0.54)	–	12.18
6/30/2015 to 11/30/2015(g)	12.87	0.12	(0.50)	(0.38)	(0.22)	–	12.27
Class R6
5/31/2019(c)	11.56	0.19	(0.09)	0.10	(0.25)	(0.25)	11.41
11/30/2018	11.88	0.33	(0.17)	0.16	(0.48)	(0.48)	11.56
11/30/2017	12.18	0.28	(0.08)	0.20	(0.50)	–	11.88
11/30/2016	12.27	0.33	0.14	0.47	(0.56)	–	12.18
6/30/2015 to 11/30/2015(g)	12.87	0.13	(0.50)	(0.37)	(0.23)	–	12.27

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

434	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.64	(d)	0.98	(e)	0.98	(e)	2.69	(e)	$101	19	(d)
0.74		0.99		1.00		2.17		111	108
0.97		1.05		1.11		1.65		175	64
3.39		1.05		1.21		2.13		283	79
(4.41)		1.05		1.26		1.90		278	62
(2.75)		1.05		1.15		1.78		202	79

0.77	(d)	0.73	(e)	0.73	(e)	2.95	(e)	2,646	19	(d)
1.00		0.73		0.73		2.52		2,006	108
1.22		0.80		0.84		2.05		735	64
3.63		0.78		0.91		2.23		110	79
(3.02	)(d)	0.81	(e)	1.06	(e)	2.11	(e)	10	62

0.89	(d)	0.48	(e)	0.48	(e)	3.21	(e)	299	19	(d)
1.17		0.47		0.48		2.83		144	108
1.48		0.55		0.59		2.19		33	64
3.89		0.55		0.68		2.59		10	79
(2.92	)(d)	0.55	(e)	0.81	(e)	2.38	(e)	10	62

0.93	(d)	0.41	(e)	0.41	(e)	3.27	(e)	60,089	19	(d)
1.34		0.39		0.43		2.81		54,549	108
1.67		0.37		0.52		2.37		33,747	64
4.09		0.37		0.52		2.78		10	79
(2.87	)(d)	0.43	(e)	0.55	(e)	2.50	(e)	10	62

See Notes to Financial Statements.	435

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class A
5/31/2019(c)	$9.72	$0.13	$0.16	$0.29	$(0.15)	$(0.15)	$9.86
11/30/2018	9.92	0.22	(0.12)	0.10	(0.30)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.09	(0.02)	0.07	(0.15)	–	9.92
Class C
5/31/2019(c)	9.72	0.09	0.17	0.26	(0.12)	(0.12)	9.86
11/30/2018	9.92	0.14	(0.11)	0.03	(0.23)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.04	(0.02)	0.02	(0.10)	–	9.92
Class F
5/31/2019(c)	9.72	0.13	0.17	0.30	(0.16)	(0.16)	9.86
11/30/2018	9.92	0.23	(0.12)	0.11	(0.31)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.09	(0.01)	0.08	(0.16)	–	9.92
Class F3
5/31/2019(c)	9.72	0.14	0.17	0.31	(0.17)	(0.17)	9.86
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.11	(0.02)	0.09	(0.17)	–	9.92
Class I
5/31/2019(c)	9.71	0.13	0.18	0.31	(0.16)	(0.16)	9.86
11/30/2018	9.92	0.24	(0.13)	0.11	(0.32)	–	9.71
4/19/2017 to 11/30/2017(f)	10.00	0.10	(0.02)	0.08	(0.16)	–	9.92
Class R2
5/31/2019(c)	9.72	0.11	0.16	0.27	(0.13)	(0.13)	9.86
11/30/2018	9.92	0.18	(0.12)	0.06	(0.26)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.06	(0.01)	0.05	(0.13)	–	9.92
Class R3
5/31/2019(c)	9.72	0.11	0.17	0.28	(0.14)	(0.14)	9.86
11/30/2018	9.92	0.19	(0.12)	0.07	(0.27)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.07	(0.02)	0.05	(0.13)	–	9.92

436	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.03	(d)	0.60	(e)	2.16	(e)	2.56	(e)	$8,565	63	(d)
1.04		0.60		3.11		2.21		3,844	177
0.70	(d)	0.60	(e)	3.42	(e)	1.43	(e)	1,775	216

2.68	(d)	1.30	(e)	2.87	(e)	1.86	(e)	1,948	63	(d)
0.27		1.39		3.88		1.42		1,083	177
0.22	(d)	1.37	(e)	4.11	(e)	0.70	(e)	806	216

3.08	(d)	0.50	(e)	2.10	(e)	2.66	(e)	5,663	63	(d)
1.14		0.50		3.00		2.32		4,212	177
0.77	(d)	0.50	(e)	3.37	(e)	1.52	(e)	1,894	216

3.17	(d)	0.34	(e)	1.99	(e)	2.82	(e)	1,582	63	(d)
1.34		0.32		2.87		2.47		1,533	177
0.89	(d)	0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

3.23	(d)	0.40	(e)	2.03	(e)	2.75	(e)	137	63	(d)
1.14		0.40		2.88		2.42		127	177
0.83	(d)	0.40	(e)	3.35	(e)	1.61	(e)	50	216

2.83	(d)	0.97	(e)	2.60	(e)	2.18	(e)	26	63	(d)
0.65		1.00		3.47		1.79		25	177
0.47	(d)	1.00	(e)	3.94	(e)	1.00	(e)	25	216

2.88	(d)	0.90	(e)	2.50	(e)	2.28	(e)	72	63	(d)
0.75		0.90		3.42		1.92		49	177
0.53	(d)	0.90	(e)	3.84	(e)	1.09	(e)	25	216

See Notes to Financial Statements.	437

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class R4
5/31/2019(c)	$9.72	$0.12	$0.17	$0.29	$(0.15)	$(0.15)	$9.86
11/30/2018	9.92	0.21	(0.11)	0.10	(0.30)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.08	(0.01)	0.07	(0.15)	–	9.92
Class R5
5/31/2019(c)	9.72	0.13	0.17	0.30	(0.16)	(0.16)	9.86
11/30/2018	9.92	0.23	(0.11)	0.12	(0.32)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.10	(0.02)	0.08	(0.16)	–	9.92
Class R6
5/31/2019(c)	9.72	0.14	0.17	0.31	(0.17)	(0.17)	9.86
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)	–	9.72
4/19/2017 to 11/30/2017(f)	10.00	0.11	(0.02)	0.09	(0.17)	–	9.92

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 19, 2017.

438	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.01	(d)	0.65	(e)	2.28	(e)	2.49	(e)	$26	63	(d)
1.00		0.65		3.13		2.14		25	177
0.68	(d)	0.65	(e)	3.56	(e)	1.35	(e)	25	216

3.14	(d)	0.40	(e)	2.02	(e)	2.75	(e)	26	63	(d)
1.25		0.40		2.88		2.39		26	177
0.83	(d)	0.40	(e)	3.34	(e)	1.60	(e)	25	216

3.17	(d)	0.34	(e)	1.99	(e)	2.82	(e)	1,890	63	(d)
1.34		0.32		2.87		2.48		1,653	177
0.89	(d)	0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

See Notes to Financial Statements.	439

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$4.14	$0.06	$0.08	$0.14	$(0.08)	$–	$(0.08)
11/30/2018	4.26	0.11	(0.07)	0.04	(0.16)	–	(0.16)
11/30/2017	4.31	0.09	0.02	0.11	(0.16)	–	(0.16)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–	(0.17)
11/30/2015	4.50	0.10	(0.08)	0.02	(0.17)	–	(0.17)
11/30/2014	4.57	0.10	0.01	0.11	(0.17)	(0.01)	(0.18)
Class C
5/31/2019(c)	4.17	0.05	0.08	0.13	(0.07)	–	(0.07)
11/30/2018	4.29	0.09	(0.08)	0.01	(0.13)	–	(0.13)
11/30/2017	4.34	0.07	0.01	0.08	(0.13)	–	(0.13)
11/30/2016	4.38	0.08	0.02	0.10	(0.14)	–	(0.14)
11/30/2015	4.53	0.07	(0.08)	(0.01)	(0.14)	–	(0.14)
11/30/2014	4.60	0.07	0.01	0.08	(0.14)	(0.01)	(0.15)
Class F
5/31/2019(c)	4.14	0.06	0.08	0.14	(0.08)	–	(0.08)
11/30/2018	4.26	0.12	(0.08)	0.04	(0.16)	–	(0.16)
11/30/2017	4.31	0.10	0.01	0.11	(0.16)	–	(0.16)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–	(0.17)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–	(0.18)
11/30/2014	4.57	0.11	–	0.11	(0.17)	(0.01)	(0.18)
Class F3
5/31/2019(c)	4.14	0.07	0.08	0.15	(0.09)	–	(0.09)
11/30/2018	4.26	0.12	(0.07)	0.05	(0.17)	–	(0.17)
4/4/2017 to 11/30/2017(f)	4.30	0.07	–	0.07	(0.11)	–	(0.11)
Class I
5/31/2019(c)	4.14	0.07	0.07	0.14	(0.08)	–	(0.08)
11/30/2018	4.25	0.12	(0.06)	0.06	(0.17)	–	(0.17)
11/30/2017	4.31	0.10	0.01	0.11	(0.17)	–	(0.17)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–	(0.18)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–	(0.18)
11/30/2014	4.57	0.11	0.01	0.12	(0.18)	(0.01)	(0.19)
Class R2
5/31/2019(c)	4.14	0.05	0.08	0.13	(0.07)	–	(0.07)
11/30/2018	4.26	0.10	(0.08)	0.02	(0.14)	–	(0.14)
11/30/2017	4.31	0.08	0.01	0.09	(0.14)	–	(0.14)
11/30/2016	4.35	0.09	0.02	0.11	(0.15)	–	(0.15)
11/30/2015	4.50	0.08	(0.08)	–	(0.15)	–	(0.15)
11/30/2014	4.58	0.08	–	0.08	(0.15)	(0.01)	(0.16)

440	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.20	3.40	(d)	0.58	(e)	2.99	(e)	$9,530,369	31	(d)
4.14	0.96		0.59		2.70		8,735,221	71
4.26	2.55		0.59		2.19		10,697,423	67
4.31	3.06		0.60		2.49		11,099,295	50
4.35	0.46		0.60		2.29		11,609,287	59
4.50	2.30		0.59		2.23		13,157,575	60

4.23	3.07	(d)	1.20	(e)	2.38	(e)	4,799,871	31	(d)
4.17	0.35		1.23		2.07		4,912,225	71
4.29	1.91		1.23		1.55		6,129,077	67
4.34	2.42		1.23		1.86		6,759,399	50
4.38	(0.16)		1.25		1.65		7,143,036	59
4.53	1.63		1.26		1.57		8,058,228	60

4.20	3.45	(d)	0.48	(e)	3.08	(e)	19,883,112	31	(d)
4.14	1.06		0.49		2.80		15,833,169	71
4.26	2.65		0.49		2.28		14,906,190	67
4.31	3.15		0.50		2.58		12,884,113	50
4.35	0.57		0.50		2.39		11,321,563	59
4.50	2.40		0.49		2.33		12,099,079	60

4.20	3.78	(d)	0.32	(e)	3.24	(e)	3,908,918	31	(d)
4.14	1.22		0.32		2.95		3,709,795	71
4.26	1.62	(d)	0.33	(e)	2.55	(e)	2,914,992	67

4.20	3.50	(d)	0.38	(e)	3.19	(e)	8,997,918	31	(d)
4.14	1.40		0.39		2.90		7,315,707	71
4.25	2.51		0.39		2.37		7,091,069	67
4.31	3.26		0.39		2.68		5,771,458	50
4.35	0.66		0.40		2.48		4,487,861	59
4.50	2.50		0.39		2.42		4,461,188	60

4.20	3.20	(d)	0.98	(e)	2.60	(e)	19,603	31	(d)
4.14	0.56		0.99		2.30		20,433	71
4.26	2.14		0.99		1.79		27,492	67
4.31	2.66		1.00		2.09		28,476	50
4.35	0.07		1.00		1.90		21,602	59
4.50	1.68		0.99		1.84		19,241	60

See Notes to Financial Statements.	441

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2019(c)	$4.14	$0.06	$0.07	$0.13	$(0.07)	$–	$(0.07)
11/30/2018	4.26	0.10	(0.07)	0.03	(0.15)	–	(0.15)
11/30/2017	4.31	0.08	0.02	0.10	(0.15)	–	(0.15)
11/30/2016	4.35	0.10	0.02	0.12	(0.16)	–	(0.16)
11/30/2015	4.50	0.09	(0.08)	0.01	(0.16)	–	(0.16)
11/30/2014	4.58	0.09	(0.01)	0.08	(0.15)	(0.01)	(0.16)
Class R4
5/31/2019(c)	4.15	0.06	0.08	0.14	(0.08)	–	(0.08)
11/30/2018	4.27	0.11	(0.07)	0.04	(0.16)	–	(0.16)
11/30/2017	4.32	0.09	0.02	0.11	(0.16)	–	(0.16)
11/30/2016	4.36	0.10	0.03	0.13	(0.17)	–	(0.17)
6/30/2015 to 11/30/2015(g)	4.44	0.04	(0.05)	(0.01)	(0.07)	–	(0.07)
Class R5
5/31/2019(c)	4.13	0.07	0.07	0.14	(0.08)	–	(0.08)
11/30/2018	4.25	0.12	(0.07)	0.05	(0.17)	–	(0.17)
11/30/2017	4.30	0.10	0.02	0.12	(0.17)	–	(0.17)
11/30/2016	4.35	0.11	0.02	0.13	(0.18)	–	(0.18)
6/30/2015 to 11/30/2015(g)	4.43	0.05	(0.06)	(0.01)	(0.07)	–	(0.07)
Class R6
5/31/2019(c)	4.14	0.07	0.08	0.15	(0.09)	–	(0.09)
11/30/2018	4.26	0.13	(0.08)	0.05	(0.17)	–	(0.17)
11/30/2017	4.31	0.11	0.01	0.12	(0.17)	–	(0.17)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–	(0.18)
6/30/2015 to 11/30/2015(g)	4.43	0.05	(0.05)	–	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

442	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.20	3.25	(d)	0.88	(e)	2.71	(e)	$342,519	31	(d)
4.14	0.67		0.89		2.41		318,477	71
4.26	2.25		0.89		1.90		311,784	67
4.31	2.77		0.89		2.20		279,118	50
4.35	0.17		0.90		2.00		214,469	59
4.50	1.78		0.89		1.94		147,249	60

4.21	3.37	(d)	0.63	(e)	2.96	(e)	127,814	31	(d)
4.15	0.93		0.64		2.68		105,445	71
4.27	2.50		0.64		2.15		76,006	67
4.32	3.00		0.65		2.35		30,700	50
4.36	(0.23	)(d)	0.64	(e)	2.40	(e)	197	59

4.19	3.51	(d)	0.38	(e)	3.21	(e)	62,763	31	(d)
4.13	1.16		0.39		2.94		45,264	71
4.25	2.76		0.39		2.39		24,140	67
4.30	3.03		0.40		2.64		10,791	50
4.35	(0.14	)(d)	0.40	(e)	2.46	(e)	118	59

4.20	3.54	(d)	0.32	(e)	3.26	(e)	748,349	31	(d)
4.14	1.23		0.33		3.00		551,235	71
4.26	2.82		0.33		2.46		289,557	67
4.31	3.34		0.33		2.77		174,247	50
4.35	(0.10	)(d)	0.35	(e)	2.57	(e)	223,498	59

See Notes to Financial Statements.	443

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(c)	$9.86	$0.14	$0.47	$0.61	$(0.17)	$–	$(0.17)
11/30/2018	10.36	0.28	(0.46)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.15	0.37	(0.27)	(0.03)	(0.30)
11/30/2016	10.29	0.23	0.08	0.31	(0.29)	(0.02)	(0.31)
11/30/2015	10.66	0.22	(0.23)	(0.01)	(0.30)	(0.06)	(0.36)
11/30/2014	10.36	0.22	0.40	0.62	(0.32)	–	(0.32)
Class C
5/31/2019(c)	9.85	0.11	0.46	0.57	(0.13)	–	(0.13)
11/30/2018	10.35	0.21	(0.45)	(0.24)	(0.26)	–	(0.26)
11/30/2017	10.28	0.15	0.15	0.30	(0.20)	(0.03)	(0.23)
11/30/2016	10.28	0.16	0.08	0.24	(0.22)	(0.02)	(0.24)
11/30/2015	10.65	0.15	(0.23)	(0.08)	(0.23)	(0.06)	(0.29)
11/30/2014	10.35	0.15	0.40	0.55	(0.25)	–	(0.25)
Class F
5/31/2019(c)	9.86	0.15	0.46	0.61	(0.17)	–	(0.17)
11/30/2018	10.36	0.29	(0.46)	(0.17)	(0.33)	–	(0.33)
11/30/2017	10.29	0.23	0.15	0.38	(0.28)	(0.03)	(0.31)
11/30/2016	10.29	0.24	0.08	0.32	(0.30)	(0.02)	(0.32)
11/30/2015	10.66	0.23	(0.23)	–	(0.31)	(0.06)	(0.37)
11/30/2014	10.36	0.23	0.40	0.63	(0.33)	–	(0.33)
Class F3
5/31/2019(c)	9.87	0.16	0.45	0.61	(0.18)	–	(0.18)
11/30/2018	10.36	0.31	(0.44)	(0.13)	(0.36)	–	(0.36)
4/4/2017 to 11/30/2017(f)	10.33	0.18	0.05	0.23	(0.20)	–	(0.20)
Class I
5/31/2019(c)	9.88	0.16	0.46	0.62	(0.18)	–	(0.18)
11/30/2018	10.38	0.30	(0.45)	(0.15)	(0.35)	–	(0.35)
11/30/2017	10.31	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.31	0.25	0.08	0.33	(0.31)	(0.02)	(0.33)
11/30/2015	10.68	0.24	(0.23)	0.01	(0.32)	(0.06)	(0.38)
11/30/2014	10.38	0.24	0.40	0.64	(0.34)	–	(0.34)
Class P
5/31/2019(c)	9.91	0.13	0.46	0.59	(0.15)	–	(0.15)
11/30/2018	10.41	0.25	(0.45)	(0.20)	(0.30)	–	(0.30)
11/30/2017	10.34	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.34	0.20	0.09	0.29	(0.27)	(0.02)	(0.29)
11/30/2015	10.71	0.20	(0.24)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.40	0.19	0.41	0.60	(0.29)	–	(0.29)

444	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.30	6.18 (d)	0.67	(e)	0.67	(e)	2.85	(e)	$1,218,560	351	(d)
9.86	(1.71)	0.68		0.72		2.74		1,150,292	643
10.36	3.65	0.68		0.80		2.11		1,269,964	472
10.29	3.02	0.68		0.81		2.19		1,341,883	443
10.29	(0.12)	0.68		0.83		2.11		1,224,398	434
10.66	6.02	0.82		0.84		2.06		928,445	466

10.29	5.86 (d)	1.28	(e)	1.28	(e)	2.24	(e)	120,925	351	(d)
9.85	(2.32)	1.30		1.35		2.10		123,735	643
10.35	2.99	1.32		1.43		1.47		170,287	472
10.28	2.36	1.33		1.46		1.55		210,158	443
10.28	(0.77)	1.32		1.47		1.46		199,731	434
10.65	5.36	1.44		1.47		1.43		177,975	466

10.30	6.23 (d)	0.57	(e)	0.57	(e)	2.94	(e)	941,956	351	(d)
9.86	(1.61)	0.58		0.62		2.83		822,274	643
10.36	3.74	0.58		0.69		2.18		901,918	472
10.29	3.12	0.58		0.71		2.26		851,069	443
10.29	(0.02)	0.58		0.73		2.20		548,514	434
10.66	6.12	0.71		0.74		2.15		519,591	466

10.30	6.23 (d)	0.37	(e)	0.37	(e)	3.15	(e)	604,880	351	(d)
9.87	(1.31)	0.37		0.40		3.05		632,109	643
10.36	2.22 (d)	0.35	(e)	0.48	(e)	2.58	(e)	581,363	472

10.32	6.29 (d)	0.43	(e)	0.47	(e)	3.09	(e)	413,127	351	(d)
9.88	(1.48)	0.45		0.52		2.97		376,595	643
10.38	3.85	0.48		0.60		2.31		380,442	472
10.31	3.23	0.48		0.61		2.40		299,530	443
10.31	0.08	0.48		0.63		2.31		299,438	434
10.68	6.22	0.60		0.64		2.25		193,343	466

10.35	6.03 (d)	0.92	(e)	0.92	(e)	2.61	(e)	618	351	(d)
9.91	(1.93)	0.93		0.97		2.49		555	643
10.41	3.38	0.93		1.05		1.85		650	472
10.34	2.76	0.93		1.06		1.94		983	443
10.34	(0.35)	0.93		1.08		1.86		2,754	434
10.71	5.84	1.07		1.09		1.81		2,954	466

See Notes to Financial Statements.	445

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2019(c)	$9.86	$0.12	$0.46	$0.58	$(0.15)	$–	$(0.15)
11/30/2018	10.36	0.23	(0.45)	(0.22)	(0.28)	–	(0.28)
11/30/2017	10.29	0.18	0.15	0.33	(0.23)	(0.03)	(0.26)
11/30/2016	10.29	0.19	0.08	0.27	(0.25)	(0.02)	(0.27)
11/30/2015	10.66	0.18	(0.23)	(0.05)	(0.26)	(0.06)	(0.32)
11/30/2014	10.36	0.18	0.39	0.57	(0.27)	–	(0.27)
Class R3
5/31/2019(c)	9.86	0.13	0.45	0.58	(0.15)	–	(0.15)
11/30/2018	10.36	0.24	(0.45)	(0.21)	(0.29)	–	(0.29)
11/30/2017	10.29	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.29	0.20	0.08	0.28	(0.26)	(0.02)	(0.28)
11/30/2015	10.66	0.19	(0.23)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.35	0.19	0.40	0.59	(0.28)	–	(0.28)
Class R4
5/31/2019(c)	9.86	0.14	0.46	0.60	(0.16)	–	(0.16)
11/30/2018	10.36	0.27	(0.45)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.14	0.36	(0.26)	(0.03)	(0.29)
11/30/2016	10.29	0.21	0.10	0.31	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(g)	10.41	0.10	(0.10)	–	(0.12)	–	(0.12)
Class R5
5/31/2019(c)	9.86	0.15	0.47	0.62	(0.18)	–	(0.18)
11/30/2018	10.36	0.30	(0.46)	(0.16)	(0.34)	–	(0.34)
11/30/2017	10.29	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.30	0.24	0.08	0.32	(0.31)	(0.02)	(0.33)
6/30/2015 to 11/30/2015(g)	10.43	0.10	(0.10)	–	(0.13)	–	(0.13)
Class R6
5/31/2019(c)	9.87	0.16	0.46	0.62	(0.18)	–	(0.18)
11/30/2018	10.37	0.31	(0.45)	(0.14)	(0.36)	–	(0.36)
11/30/2017	10.30	0.25	0.15	0.40	(0.30)	(0.03)	(0.33)
11/30/2016	10.30	0.26	0.09	0.35	(0.33)	(0.02)	(0.35)
6/30/2015 to 11/30/2015(g)	10.43	0.12	(0.11)	0.01	(0.14)	–	(0.14)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

446	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.29	5.87	(d)	1.07	(e)	1.07	(e)	2.45	(e)	$4,622	351	(d)
9.86	(2.10)		1.08		1.13		2.31		4,898	643
10.36	3.24		1.08		1.20		1.69		8,150	472
10.29	2.62		1.08		1.21		1.79		7,419	443
10.29	(0.52)		1.08		1.23		1.72		6,070	434
10.66	5.60		1.21		1.24		1.66		3,985	466

10.29	5.92	(d)	0.97	(e)	0.97	(e)	2.55	(e)	103,726	351	(d)
9.86	(2.00)		0.98		1.02		2.43		107,380	643
10.36	3.34		0.98		1.09		1.79		133,227	472
10.29	2.72		0.98		1.11		1.90		137,112	443
10.29	(0.41)		0.97		1.13		1.83		130,149	434
10.66	5.81		1.11		1.14		1.77		67,975	466

10.30	6.15	(d)	0.72	(e)	0.72	(e)	2.81	(e)	65,781	351	(d)
9.86	(1.76)		0.73		0.77		2.70		63,160	643
10.36	3.60		0.73		0.84		2.05		68,972	472
10.29	2.98		0.73		0.86		2.03		25,290	443
10.29	0.03	(d)	0.68	(e)	0.89	(e)	2.33	(e)	986	434

10.30	6.28	(d)	0.47	(e)	0.47	(e)	3.07	(e)	118,931	351	(d)
9.86	(1.51)		0.48		0.52		2.94		85,701	643
10.36	3.87		0.48		0.60		2.32		91,931	472
10.29	3.01		0.48		0.62		2.27		10,707	443
10.30	0.13	(d)	0.47	(e)	0.63	(e)	2.36	(e)	20	434

10.31	6.33	(d)	0.37	(e)	0.37	(e)	3.16	(e)	294,493	351	(d)
9.87	(1.40)		0.37		0.40		3.07		220,216	643
10.37	3.98		0.36		0.48		2.45		161,412	472
10.30	3.35		0.36		0.49		2.47		63,662	443
10.30	0.09	(d)	0.34	(e)	0.51	(e)	2.69	(e)	7,867	434

See Notes to Financial Statements.	447

Financial Highlights (unaudited)(concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class A
5/31/2019(c)	$10.00	$0.13	$0.02	$0.15	$(0.13)	$(0.13)	$10.02
11/30/2018	10.01	0.21	(0.02)	0.19	(0.20)	(0.20)	10.00
11/30/2017	10.00	0.13	–	0.13	(0.12)	(0.12)	10.01
11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00
Class F
5/31/2019(c)	10.00	0.13	0.02	0.15	(0.13)	(0.13)	10.02
11/30/2018	10.01	0.22	(0.02)	0.20	(0.21)	(0.21)	10.00
11/30/2017	10.00	0.13	–	0.13	(0.12)	(0.12)	10.01
11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00
Class F3
5/31/2019(c)	10.00	0.14	0.02	0.16	(0.14)	(0.14)	10.02
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	(0.22)	10.00
4/4/2017 to 11/30/2017(g)	10.01	0.10	–	0.10	(0.10)	(0.10)	10.01
Class I
5/31/2019(c)	9.99	0.14	0.03	0.17	(0.14)	(0.14)	10.02
11/30/2018	10.01	0.23	(0.03)	0.20	(0.22)	(0.22)	9.99
11/30/2017	10.00	0.15	–	0.15	(0.14)	(0.14)	10.01
11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00
Class R5
5/31/2019(c)	10.00	0.14	0.02	0.16	(0.14)	(0.14)	10.02
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	(0.22)	10.00
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	(0.14)	10.01
11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00
Class R6
5/31/2019(c)	10.00	0.14	0.02	0.16	(0.14)	(0.14)	10.02
11/30/2018	10.01	0.24	(0.03)	0.21	(0.22)	(0.22)	10.00
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	(0.14)	10.01
11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on October 12, 2016.
(g)	Commenced on April 4, 2017.

448	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.61	(d)	0.41	(e)	0.47	(e)	2.58	(e)	$8,688,100	20	(d)
1.84		0.40		0.49		2.11		6,688,131	23
1.30		0.40		0.51		1.28		1,550,462	23
0.15	(d)	0.40	(e)	3.62	(e)	0.82	(e)	5,297	2

1.53	(d)	0.36	(e)	0.42	(e)	2.63	(e)	6,450,217	20	(d)
1.98		0.35		0.44		2.18		4,603,442	23
1.34		0.35		0.44		1.32		552,335	23
0.16	(d)	0.35	(e)	3.57	(e)	0.86	(e)	250	2

1.60	(d)	0.23	(e)	0.28	(e)	2.77	(e)	260,032	20	(d)
2.13		0.22		0.30		2.27		271,727	23
0.96	(d)	0.21	(e)	0.34	(e)	1.50	(e)	50,096	23

1.68	(d)	0.26	(e)	0.32	(e)	2.73	(e)	1,567,184	20	(d)
1.99		0.25		0.35		2.32		1,291,802	23
1.46		0.25		0.39		1.45		115,193	23
0.17	(d)	0.25	(e)	3.47	(e)	0.96	(e)	4,631	2

1.59	(d)	0.26	(e)	0.32	(e)	2.76	(e)	2,373	20	(d)
2.11		0.25		0.35		2.29		1,716	23
1.48		0.25		0.53		1.35		292	23
0.17	(d)	0.25	(e)	3.47	(e)	0.96	(e)	250	2

1.59	(d)	0.23	(e)	0.28	(e)	2.74	(e)	5,860	20	(d)
2.13		0.23		0.30		2.35		7,075	23
1.53		0.20		0.50		1.41		314	23
0.18	(d)	0.20	(e)	3.44	(e)	1.01	(e)	250	2

See Notes to Financial Statements.	449

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of fifteen funds as of May 31, 2019. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at May 31, 2019:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A ,C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class T shares for purchase.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will automatically convert to Class A shares on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2015 through November 30, 2018. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The

Notes to Financial Statements (unaudited)(continued)

contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical

Notes to Financial Statements (unaudited)(continued)

securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended May 31, 2019, the average interest rate paid, the amount of interest paid and the average principal amount for the days borrowed in the period were as follows:

Fund	Interest Rate	Interest Expense	Average Amount Borrowed
High Yield Fund	6.00%	85,361	1,322,693
Income Fund	6.00%	2,216	233,416
Total Return Fund	6.00%	13,191	466,833

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (unaudited)(continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2019, the following Funds had unfunded loan commitments:

Unfunded Loans	Core Plus Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Bulldog Purchaser Inc. 1st Lien Delayed Draw Term Loan	$–	$736,218	$–	$–	$–	$–
Heartland Dental, LLC Delayed Draw Term Loan	–	369,152	–	–	–	–
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	7,866	4,170,936	1,227,122	–	–	–
Nexstar Media Group, Inc. Bridge Term Loan	–	–	16,026,000	–	–	–
NMN Holdings III Corp. 1st Lien Delayed Draw Term Loan	–	4,213,475	–	–	–	–
PG&E Corp. DIP Delayed Draw Term Loan	–	–	2,151,000	147,000	220,000	7,347,000
Total	$7,866	$9,489,781	$19,404,122	$147,000	$220,000	$7,347,000

(p)	Inflation-Linked Derivatives-Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate

Notes to Financial Statements (unaudited)(continued)

(“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit

Notes to Financial Statements (unaudited)(continued)

default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(s)	Interest Rate Swaps–Each Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(t)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Income Fund
First $1 billion	.70%	First $3 billion	.38%
Next $1 billion	.60%	Next $7 billion	.35%
Over $2 billion	.57%	Over $10 billion	.34%

Core Fixed Income Fund		Inflation Focused Fund
First $1 billion	.24%	First $2 billion	.30%
Next $1 billion	.21%	Next $3 billion	.28%
Over $2 billion	.20%	Over $5 billion	.26%

Core Plus Bond Fund		Short Duration Core Bond Fund
First $4 billion	.28%	First $1 billion	.30%
Next $11 billion	.26%	Next $1 billion	.25%
Over $15 billion	.25%	Over $2 billion	.20%

Corporate Bond Fund		Short Duration Income Fund
First $2 billion	.40%	First $1 billion	.35%
Over $2 billion	.35%	Next $1 billion	.30%
		Over $2 billion	.25%
Floating Rate Fund
First $1 billion	.50%	Total Return Fund
Over $1 billion	.45%	First $4 billion	.28%
		Next $11 billion	.26%
High Yield Fund		Over $15 billion	.25%
First $1 billion	.60%
Next $1 billion	.55%	Ultra Short Bond Fund	.20%
Over $2 billion	.50%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2019, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.24%
Core Plus Bond Fund	.00%
Corporate Bond Fund	.00%
Floating Rate Fund	.45%
High Yield Fund	.52%
Income Fund	.38%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.00%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period from April 1, 2019 and continuing through March 31, 2020, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, to the following annual rates:

	Effective April 1, 2019		Prior to April 1, 2019
	Classes*		Classes*
Fund	A, C, F, I, P, R2, R3, R4 and R5	F3 and R6	A, C, F, P, R2, R3, R4 and R5	I	F3 and R6
Core Plus Bond Fund	.48%	.46%	.48%	.46%	.47%
Corporate Bond Fund	.48%	.43%	.48%	.48%	.37%
Short Duration Core Bond Fund	.40%	.38%	.40%	.40%	.32%
Ultra Short Bond Fund	.27%	.22%	.25%	.25%	.23%

*	If applicable

For the period ended May 31, 2019 and continuing through March 31, 2020, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of 0.04% of the Fund’s average daily net assets.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Notes to Financial Statements (unaudited)(continued)

Fees*	Class A		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%		.25%	-	.25%	.25%	.25%	.25%
Distribution	.05%	(3)	.75%	.10%	.20%	.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.

(2)	The Class F Share Rule 12b-1fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

(3)	Distribution fees not applicable to Ultra Short Bond Fund.

Class F3, I, R5, and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2019:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$4,583	$27,229
Core Fixed Income Fund	29,969	182,077
Core Plus Bond Fund	1,225	8,047
Corporate Bond Fund	207	1,228
Floating Rate Fund	109,460	650,314
High Yield Fund	46,627	293,761
Income Fund	67,580	464,032
Inflation Focused Fund	2,609	13,846
Short Duration Core Bond Fund	672	4,029
Short Duration Income Fund	488,624	3,295,463
Total Return Fund	76,162	468,000
Ultra Short Bond Fund	–	–

Distributor received the following amount of CDSCs for the six months ended May 31, 2019:

	Class A	Class C
Convertible Fund	$5,858	$2,678
Core Fixed Income Fund	884	439
Core Plus Bond Fund	–	73
Corporate Bond Fund	–	–
Floating Rate Fund	300,081	119,966
High Yield Fund	12,628	18,742
Income Fund	2,042	4,527
Inflation Focused Fund	9,314	2,606
Short Duration Core Bond Fund	–	–
Short Duration Income Fund	236,362	197,887
Total Return Fund	7,606	3,558
Ultra Short Bond Fund	1,173	–

Notes to Financial Statements (unaudited)(continued)

Other Related Parties

As of May 31, 2019, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s, Inflation Focused Fund’s and Ultra Short Bond Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

	Underlying Funds
Fund of Funds	Convertible Fund	Core Fixed Income Fund	High Yield Fund	Inflation Focused Fund	Ultra Short Bond Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	16.96%	–	3.28%	5.88%	0.61%
Lord Abbett Multi-Asset Global Opportunity Fund	0.82%	–	0.36%	0.46%	0.04%
Lord Abbett Multi-Asset Growth Fund	4.75%	–	2.73%	0.60%	0.21%
Lord Abbett Multi-Asset Income Fund	22.85%	1.15%	3.22%	7.04%	1.61%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2019 and fiscal year ended November 30, 2018 were as follows:

	Convertible Fund		Core Fixed Income Fund
	Six Months Ended 5/31/2019	Year Ended 11/30/2018	Six Months Ended 5/31/2019	Year Ended 11/30/2018
Distributions paid from:
Ordinary income	$27,680,532	$19,274,091	$17,121,627	$36,162,932
Net long-term capital gains	24,740,216	–	–
Total distributions paid	$52,420,748	$19,274,091	$17,121,627	$36,162,932

	Core Plus Bond Fund		Corporate Bond Fund
	Six Months Ended 5/31/2019	Year Ended 11/30/2018	Six Months Ended 5/31/2019	Period Ended 11/30/2018
Distributions paid from:
Ordinary income	$524,552	$508,040	$128,201	$271,899
Total distributions paid	$524,552	$508,040	$128,201	$271,899

Notes to Financial Statements (unaudited)(continued)

		Floating Rate Fund		High Yield Fund
	Six Months Ended 5/31/2019	Year Ended 11/30/2018	Six Months Ended 5/31/2019	Year Ended 11/30/2018
Distributions paid from:
Ordinary income	$360,379,002	$687,166,018	$196,830,600	$397,448,632
Total distributions paid	$360,379,002	$687,166,018	$196,830,600	$397,448,632

		Income Fund	Inflation Focused Fund
	Six Months Ended 5/31/2019	Year Ended 11/30/2018	Six Months Ended 5/31/2019	Year Ended 11/30/2018
Distributions paid from:
Ordinary income	$45,594,179	$88,948,052	$26,482,519	$51,539,029
Total distributions paid	$45,594,179	$88,948,052	$26,482,519	$51,539,029

	Short Duration Core Bond Fund		Short Duration Income Fund
	Six Months Ended 5/31/2019	Period Ended 11/30/2018	Six Months Ended 5/31/2019	Year Ended 11/30/2018
Distributions paid from:
Ordinary income	$252,191	$300,110	$854,842,718	$1,543,932,484
Total distributions paid	$252,191	$300,110	$854,842,718	$1,543,932,484

	Total Return Fund		Ultra Short Bond Fund
	Six Months Ended 5/31/2019	Year Ended 11/30/2018	Six Months Ended 5/31/2019	Year Ended 11/30/2018
Distributions paid from:
Ordinary income	$62,254,601	$124,016,344	$203,553,908	$133,034,443
Total distributions paid	$62,254,601	$124,016,344	$203,553,908	$133,034,443

As of November 30, 2018, the capital loss carryforwards, along with the related expiration dates, were as follows:

Indefinite
Core Fixed Income Fund	$50,114,216
Core Plus Bond Fund	275,372
Corporate Bond Fund	126,419
Floating Rate Fund	299,729,238
High Yield Fund	35,719,983
Income Fund	49,399,603
Inflation Focused Fund	93,276,857
Short Duration Core Bond Fund	87,897
Short Duration Income Fund	2,112,333,674
Total Return Fund	163,741,251

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“postenactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$676,074,840	$1,579,301,622	$72,197,276
Gross unrealized gain	47,267,319	17,105,243	844,769
Gross unrealized loss	(10,939,974)	(2,175,052)	(173,361)
Net unrealized security gain	$36,327,345	$14,930,191	$671,408

	Corporate Bond Fund	Floating Rate Fund	High Yield Fund
Tax cost	$6,556,715	$12,063,201,029	$6,814,932,487
Gross unrealized gain	111,735	44,751,459	168,569,150
Gross unrealized loss	(46,627)	(211,161,899)	(223,558,510)
Net unrealized security gain (loss)	$65,108	$(166,410,440)	$(54,989,360)

	Income Fund	Inflation Focused Fund	Short Duration Core Bond Fund
Tax cost	$2,319,769,976	$1,252,285,102	$18,851,271
Gross unrealized gain	33,522,079	33,057,808	147,113
Gross unrealized loss	(33,010,896)	(213,074,269)	(22,071)
Net unrealized security gain (loss)	$511,183	$(180,016,461)	$125,042

	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund
Tax cost	$50,172,229,610	$5,079,087,642	$16,899,367,199
Gross unrealized gain	430,311,872	60,904,042	82,474,234
Gross unrealized loss	(1,448,910,391)	(24,628,110)	(52,666,363)
Net unrealized security gain (loss)	$(1,018,598,519)	$36,275,932	$29,807,871

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities, certain distributions, other financial instruments, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2019 were as follows:

	U.S. Government Purchases	Purchases	U.S. Government Sales	Sales
Convertible Fund	$–	$598,750,828	$–	$732,725,205
Core Fixed Income Fund	4,902,501,450	236,534,524	4,843,497,145	297,518,778
Core Plus Bond Fund	104,122,076	35,422,232	87,469,565	7,044,462
Corporate Bond Fund	595,620	1,846,208	750,167	799,797
Floating Rate Fund	–	3,632,627,296	–	6,970,917,156
High Yield Fund	–	2,953,497,813	–	2,801,834,652
Income Fund	517,613,383	519,901,972	543,919,406	486,469,703
Inflation Focused Fund	16,976,161	217,799,955	7,370,798	467,502,224
Short Duration Core Bond Fund	7,259,226	8,386,305	6,231,154	3,367,475
Short Duration Income Fund	3,881,905,403	14,971,372,920	3,350,042,120	9,978,799,847
Total Return Fund	13,572,561,799	895,883,251	13,576,242,261	921,989,462
Ultra Short Bond Fund	–	5,363,589,681	–	1,942,116,158

Notes to Financial Statements (unaudited)(continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2019, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Convertible Fund	$–	$411,920	$101,794
Floating Rate Fund	–	38,037,938	(975,953)
High Yield Fund	3,078,892	17,362,824	971,856
Income Fund	958,249	3,149,179	65,555
Inflation Focused Fund	3,677,051	16,558,362	(56,707)
Short Duration Income Fund	105,708,285	–	–
Total Return Fund	4,397,905	8,079,970	(6,149)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Core Fixed Income Fund, Corporate Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund except for Convertible Fund and Ultra Short Bond Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2019 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2019 (as described in note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Core Plus Bond Fund, High Yield Fund, Income Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into credit default swaps for the six months ended May 31, 2019 (as described in note 2(q)) for investment purposes, to economically hedge credit risk or for speculative

Notes to Financial Statements (unaudited)(continued)

purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Floating Rate Fund entered into total return swaps on indexes for the six months ended May 31, 2019 (as described in note 2(r)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Core Fixed Income Fund, Core Plus Bond Fund, Inflation Focused Fund and Total Return Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

As of May 31, 2019, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Convertible Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$275,936

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$68,379

Notes to Financial Statements (unaudited)(continued)

	Core Fixed Income Fund
Asset Derivatives		Interest Rate Contracts
Centrally Cleared Interest Rate Swap Contracts(3)		$519,418
Futures Contracts(4)		$1,569,260

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(3)		$545,391

		Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Interest Rate Swap Contracts(3)	$16,403	–	–
Credit Default Swap Contracts(5)	–	–	$4,710
Forward Foreign Currency Exchange Contracts(1)	–	$4,793	–
Futures Contracts(4)	$51,191	–	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(3)	$17,223	–	–
Centrally Cleared Credit Default Swap Contracts(6)	–	–	$28,420
Credit Default Swap Contracts(7)	–	–	$5,489
Forward Foreign Currency Exchange Contracts(2)	–	$1,086	–
Futures Contracts(4)	$987	–	–

	Corporate Bond Fund
Asset Derivatives		Interest Rate Contracts
Futures Contracts(4)		$9,731

Liability Derivatives
Futures Contracts(4)		$14,529

		Floating Rate Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$687,573
Futures Contracts(4)	–	$482,689	–
Total Return Swap Contracts(8)	$552,423	–	–
Liability Derivatives
Futures Contracts(4)	–	$1,382,726	–
Total Return Swap Contracts(8)	$165,953	–	–

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$5,353,720	–
Futures Contracts(4)	$9,947,452	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(6)	–	–	$1,311,391
Credit Default Swaps(7)	–	–	$380,153
Forward Foreign Currency Exchange Contracts(2)	–	$351,268	–
Futures Contracts(4)	$8,062,912	–	–

		Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$169,887	–
Futures Contracts(4)	$3,183,298	–	–
Liability Derivatives
Credit Default Swap Contracts(7)	–	–	$55,242
Forward Foreign Currency Exchange Contracts(2)	–	$281	–
Futures Contracts(4)	$1,792,867	–	–

		Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(6)	–	–	$8,176,147
Centrally Cleared Interest Rate Swap Contracts(3)	$601,432	–	–
CPI Swap Contracts(9)	–	–	$9,438,943
Forward Foreign Currency Exchange Contracts(1)	–	$30,159	–
Futures Contracts(4)	$2,731,439	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(6)	–	–	$28,649,376
Centrally Cleared Interest Rate Swap Contracts(3)	$631,506	–	–
CPI Swap Contracts(10)	–	–	$137,085,390
Futures Contracts(4)	$514,595	–	–

Notes to Financial Statements (unaudited)(continued)

		Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swap Contracts(5)	–	–	$2,531
Forward Foreign Currency Exchange Contracts(1)	–	$1,819	–
Futures Contracts(4)	$7,939	–	–
Liability Derivatives
Credit Default Swap Contracts(7)	–	–	$197
Futures Contracts(4)	$11,343	–	–

		Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swap Contracts(5)	–	–	$711,789
Forward Foreign Currency Exchange Contracts(1)	–	$1,098,086	–
Futures Contracts(4)	$23,513,086	–	–
Liability Derivatives
Credit Default Swap Contracts(7)	–	–	$379,397
Futures Contracts(4)	$4,883,763	–	–

	Total Return Fund

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(3)	$1,695,491	–
Forward Foreign Currency Exchange Contracts(1)	–	$236,223
Futures Contracts(4)	$4,436,332	–

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(3)	$1,780,272	–
Forward Foreign Currency Exchange Contracts(2)	–	$24,678
Futures Contracts(4)	$138,634	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared interest rate swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Credit default swap agreements receivable, at fair value.
(6)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(7)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.

Notes to Financial Statements (unaudited)(continued)

(8)	Statements of Assets and Liabilities location: Total return swap, at fair value:
(9)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(10)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

Transactions in derivative investments for the period ended May 31, 2019 were as follows:

Convertible Fund

	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$433,596
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$(149,819)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$18,115,195

Core Fixed Income Fund

	Interest Rate Contracts
Net Realized Gain (Loss)
Interest Rate Swap Contracts(4)	$(37,962)
Futures Contracts(5)	$6,174,556
Net Change in Unrealized Appreciation/Depreciation
Interest Rate Swap Contracts(6)	$(25,973)
Futures Contracts(7)	$1,559,287
Average Number of Contracts/Notional Amounts*
Interest Rate Swap Contracts(3)	$(45,479,516)
Futures Contracts(8)	1,491

		Core Plus Bond Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(19,124)
Forward Foreign Currency Exchange Contracts(1)	–	$5,965	–
Futures Contracts(5)	$179,136	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$23,117
Interest Rate Swap Contracts(4)	$(820)	–	–
Forward Foreign Currency Exchange Contracts(2)	–	$(1,681)	–
Futures Contracts(7)	$53,803	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(3)	–	–	$2,450,000
Interest Rate Swap Contracts(3)	$1,436,195	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$204,591	–
Futures Contracts(8)	51	–	–

Notes to Financial Statements (unaudited)(continued)

Corporate Bond Fund

Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(5)	$(24,734)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(7)	$(1,017)
Average Number of Contracts/Notional Amounts*
Futures Contracts(8)	30

			Floating Rate Fund

	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	–	$(3,600,903)
Forward Foreign Currency Exchange Contracts(1)	–	$1,622,084	–	–
Futures Contracts(5)	$(7,978,290)	–	–	–
Total Return Swap Contracts(4)	591,831	–	$(8,505,441)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	–	$2,027,045
Forward Foreign Currency Exchange Contracts(2)	–	$(265,026)	–	–
Futures Contracts(7)	$8,782
Total Return Swap Contracts(6)	–	–	5,855,703	–
Average Number of Contracts/ Notional Amounts*
Credit Default Swap Contracts(3)	–	–	–	$100,575,606
Forward Foreign Currency Exchange Contracts(3)	–	$70,605,268	–	–
Futures Contracts(8)	3,738	–	–	–
Total Return Swap Contracts(3)	–	–	$244,000,000	–

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund

	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(4)	–	–	–	$9,141,202
Forward Foreign Currency Exchange Contracts(1)	–	$8,293,472	–	–
Futures Contracts(5)	$(3,516,106)	–	–	–
Total Return Swap Contracts(3)	$(1,530,668)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	–	$(771,301)
Forward Foreign Currency Exchange Contracts(2)	–	$(94,039)	–	–
Futures Contracts(7)	$3,037,637	–	–	–
Total Return Swap Contracts(3)	–	–	$28,345	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(3)	–	–	–	$170,005,093
Forward Foreign Currency Exchange Contracts(3)	–	$297,122,769	–	–
Futures Contracts(8)	14,187	–	–	–
Total Return Swap Contracts(3)	–	–	$16,084,429	–

		Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(27,675)
Forward Foreign Currency Exchange Contracts(1)	–	$238,125	–
Futures Contracts(5)	$7,139,426	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$(6,100)
Forward Foreign Currency Exchange Contracts(2)	–	$(127,348)	–
Futures Contracts(7)	$1,811,154	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(3)	–	–	$8,877,000
Forward Foreign Currency Exchange Contracts(3)	–	$8,566,787	–
Futures Contracts(8)	5,117	–	–

Notes to Financial Statements (unaudited)(continued)

		Inflation Focused Fund

	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Net Realized Gain (Loss)
CPI Swap Contracts(4)	–	–	$1,840,047
Forward Foreign Currency Exchange Contracts(1)	–	$42,356	–
Futures Contracts(5)	$5,704,842	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI Swap Contracts(6)	–	–	$(42,308,960)
Forward Foreign Currency Exchange Contracts(2)	–	$(19,482)	–
Futures Contracts(7)	$2,407,228	–	–
Average Number of Contracts/Notional Amounts*
CPI Swap Contracts(3)	–	–	$4,237,089,063
Forward Foreign Currency Exchange Contracts(3)	–	$1,146,792	–
Futures Contracts(8)	4,191	–	–

		Short Duration Core Bond Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$2,060
Forward Foreign Currency Exchange Contracts(1)	–	$(800)	–
Futures Contracts(5)	$(30,524)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$3,731
Forward Foreign Currency Exchange Contracts(2)	–	$1,819	–
Futures Contracts(7)	$(2,222)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(3)	–	–	$238,000
Forward Foreign Currency Exchange Contracts(3)	–	$48,362	–
Futures Contracts(8)	19	–	–

Notes to Financial Statements (unaudited)(continued)

		Short Duration Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$1,930,712
Forward Foreign Currency Exchange Contracts(1)	–	$1,554,275	–
Futures Contracts(5)	$28,078,272	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$4,739,784
Forward Foreign Currency Exchange Contracts(2)	–	$(740,938)	–
Futures Contracts(7)	$20,262,123	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(3)	–	–	$195,000,000
Forward Foreign Currency Exchange Contracts(3)	–	$41,216,303	–
Futures Contracts(8)	37,641	–	–

		Total Return Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Interest Rate Swap Contracts(4)	–	–	$(122,556)
Forward Foreign Currency Exchange Contracts(1)	–	$109,720	–
Futures Contracts(5)	$20,721,915	–	–
Net Change in Unrealized Appreciation/Depreciation
Interest Rate Swap Contracts(4)	–	–	$(84,781)
Forward Foreign Currency Exchange Contracts(2)	–	$18,926	–
Futures Contracts(7)	$4,211,911	–	–
Average Number of Contracts/Notional Amounts*
Interest Rate Swap Contracts(4)	$148,454,713	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$10,509,315	–
Futures Contracts(8)	4,932	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2019.
(1)	Statements of Operations location: Net realized gain (loss) on foreign currency exchange contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(5)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(7)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(8)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Convertible Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$275,936	$–	$275,936
Repurchase Agreement	13,586,724	–	13,586,724
Total	$13,862,660	$–	$13,862,660

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$6,824	$–	$–	$–	$6,824
Fixed Income Clearing Corp.	13,586,724	–	–	(13,586,724)	–
Goldman Sachs	73,833	–	–	–	73,833
J.P. Morgan Chase	67,029	–	–	–	67,029
State Street Bank and Trust	61,528	(7,275)	–	–	54,253
Toronto Dominion Bank	66,722	–	–	–	66,722
Total	$13,862,660	$(7,275)	$–	$(13,586,724)	$268,661

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$68,379	$–	$68,379
Total	$68,379	$–	$68,379

Notes to Financial Statements (unaudited)(continued)

		Convertible Fund
	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Morgan Stanley	$46,982	$–	$–	$–	$46,982
Standard Chartered Bank	9,104	–	–	–	9,104
State Street Bank and Trust	7,275	(7,275)	–	–	–
UBS AG	5,018	–	–	–	5,018
Total	$68,379	$(7,275)	$–	$–	$61,104

			Core Fixed Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$23,419,542	$–	$23,419,542
Total	$23,419,542	$–	$23,419,542

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$11,419,542	$–	$–	$(11,419,542)	$–
Toronto Dominion Grand Cayman	12,000,000	–	–	(12,000,000)	–
Total	$23,419,542	$–	$–	$(23,419,542)	$–

			Core Plus Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$4,710	$–	$4,710
Forward Foreign Currency Exchange Contracts	4,793	–	4,793
Repurchase Agreement	1,590,439	–	1,590,439
Total	$1,599,942	$–	$1,599,942

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,590,439	$–	$–	$(1,590,439)	$–
Morgan Stanley	7,017	(5,489)	–	–	1,528
Toronto Dominion Bank	2,486	–	–	–	2,486
Total	$1,599,942	$(5,489)	$–	$(1,590,439)	$4,014

Notes to Financial Statements (unaudited)(continued)

			Core Plus Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$5,489	$–	$5,489
Forward Foreign Currency Exchange Contracts	1,086	–	1,086
Total	$6,575	$–	$6,575

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$1,086	$–	$–	$–	$1,086
Morgan Stanley	5,489	(5,489)	–	–	–
Total	$6,575	$(5,489)	$–	$–	$1,086

			Corporate Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$253,222	$–	$253,222
Total	$253,222	$–	$253,222

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$253,222	$–	$–	$(253,222)	$–
Total	$255,753	$–	$–	$(253,222)	$–

			Floating Rate Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$687,573	$–	$687,573
Total Return Swap Contracts	552,423	–	552,423
Repurchase Agreements	332,782,517	–	332,782,517
Total	$334,022,513	$–	$334,022,513

Notes to Financial Statements (unaudited)(continued)

		Floating Rate Fund
	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$110,782,517	$–	$–	$(110,782,517)	$–
Goldman Sachs	196,506	–	–	–	196,506
J.P. Morgan Chase	222,920,908	(165,953)	–	(222,000,000)	754,955
Morgan Stanley	10,186	–	–	–	10,186
State Street Bank and Trust	60,879	–	–	–	60,879
Toronto Dominion Bank	51,517	–	–	–	51,517
Total	$334,022,513	$(165,953)	$–	$(332,782,517)	$1,074,043

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Total Return Swap Contracts	$165,953	$–	$165,953
Total	$165,953	$–	$165,953

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
J.P. Morgan Chase	$165,953	$(165,953)	$–	$–	$–
Total	$165,953	$(165,953)	$–	$–	$–

			High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,353,720	$–	$5,353,720
Repurchase Agreement	127,317,271	–	127,317,271
Total	$132,670,991	$–	$132,670,991

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$127,317,271	$–	$–	$(127,317,271)	$–
Goldman Sachs	170,287	–	–	–	170,287
J.P. Morgan Chase	1,556,723	(394,519)	(1,162,204)	–	–
State Street Bank and Trust	2,272,872	(75,646)	–	(2,197,226)	–
Toronto Dominion Bank	1,353,838	–	–	(1,252,000)	101,838
Total	$132,670,991	$(470,165)	$(1,162,204)	$(130,766,497)	$272,125

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$380,153	$–	$380,153
Forward Foreign Currency Exchange Contracts	351,268	–	351,268
Total	$731,421	$–	$731,421

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$122,699	$–	$–	$–	$122,699
Barclays Bank plc	35,381	–	–	–	35,381
J.P. Morgan Chase	394,519	(394,519)	–	–	–
Morgan Stanley	103,176	–	–	–	103,176
State Street Bank and Trust	75,646	(75,646)	–	–	–
Total	$731,421	$(470,165)	$–	$–	$261,256

			Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$169,887	$–	$169,887
Repurchase Agreements	49,207,755	–	49,207,755
Total	$49,377,642	$–	$49,377,642

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$20,207,755	$–	$–	$(20,207,755)	$–
J.P. Morgan Chase	29,131,308	–	–	(29,000,000)	131,308
State Street Bank and Trust	38,579	(281)	–	–	38,298
Total	$49,377,642	$(281)	$–	$(49,207,755)	$169,606

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$55,242	$–	$55,242
Forward Foreign Currency Exchange Contracts	281	–	281
Total	$55,523	$–	$55,523

Notes to Financial Statements (unaudited)(continued)

	Income Fund
	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Morgan Stanley	$55,242	$–	$(55,242)	$–	$–
State Street Bank and Trust	281	(281)	–	–	–
Total	$55,523	$(281)	$(55,242)	$–	$–

			Inflation Focused Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$9,438,943	$–	$9,438,943
Forward Foreign Currency Exchange Contracts	30,159	–	30,159
Repurchase Agreement	23,894,876	–	23,894,876
Total	$33,363,978	$–	$33,363,978

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$3,774,699	$(3,774,699)	$–	$–	$–
Barclays Bank plc	1,535,722	(1,535,722)	–	–	–
Deutsche Bank AG	553,481	(553,481)	–	–	–
Fixed Income Clearing Corp.	23,894,876	–	–	(23,894,876)	–
Goldman Sachs	3,248,235	(3,248,235)	–	–	–
J.P. Morgan Chase	339,903	(339,903)	–	–	–
Toronto Dominion Bank	17,062	–	–	–	17,062
Total	$33,363,978	$(9,452,040)	$–	$(23,894,876)	$17,062

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$137,085,390	$–	$137,085,390
Total	$137,085,390	$–	$137,085,390

Notes to Financial Statements (unaudited)(continued)

		Inflation Focused Fund
	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$21,553,916	$(3,774,699)	$(17,310,000)	$–	$469,217
Barclays Bank plc	19,111,011	(1,535,722)	(16,960,000)	–	615,289
Credit Suisse	5,813,335	–	(5,690,000)	–	123,335
Deutsche Bank AG	35,690,124	(553,481)	(34,680,000)	–	456,643
Goldman Sachs	22,179,821	(3,248,235)	(18,540,000)	–	391,586
J.P. Morgan Chase	20,337,193	(339,903)	(19,580,000)	–	417,290
Merrill Lynch International Bank Ltd.	1,328,967	–	(1,080,000)	–	248,967
Wells Fargo	11,071,023	–	(10,930,000)	–	141,023
Total	$137,085,390	$(9,452,040)	$(124,770,000)	$–	$2,863,350

	Short Duration Core Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$2,531	$–	$2,531
Forward Foreign Currency Exchange Contracts	1,819	–	1,819
Repurchase Agreement	564,739	–	564,739
Total	$569,089	$–	$569,089

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$564,739	$–	$–	$(564,739)	$–
Morgan Stanley	2,531	(197)	–	–	2,334
Toronto Dominion Bank	1,819	–	–	–	1,819
Total	$569,089	$(197)	$–	$(564,739)	$4,153

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$197	$–	$197
Total	$197	$–	$197

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Morgan Stanley	$197	$(197)	$–	$–	$–
Total	$197	$(197)	$–	$–	$–

Notes to Financial Statements (unaudited)(continued)

	Short Duration Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$711,789	$–	$711,789
Forward Foreign Currency Exchange Contracts	1,098,086	–	1,098,086
Repurchase Agreements	401,442,164	–	401,442,164
Total	$403,252,039	$–	$403,252,039

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$187,442,164	$–	$–	$(187,442,164)	$–
Credit Suisse	427,073	(75,880)	(351,193)	–	–
Deutsche Bank	47,453	(47,453)	–	–	–
J.P. Morgan Chase	214,496,129	–	(496,129)	(214,000,000)	–
Morgan Stanley	237,263	(189,698)	(47,565)	–	–
Toronto Dominion Bank	601,957	–	(601,957)	–	–
Total	$403,252,039	$(313,031)	$(1,496,844)	$(401,442,164)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$379,397	$–	$379,397

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse	$75,880	$(75,880)	$–	$–	$–
Deutsche Bank	113,819	(47,453)	–	–	66,366
Morgan Stanley	189,698	(189,698)	–	–	–
Total	$379,397	$(313,031)	$–	$–	$66,366

			Total Return Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$236,223	$–	$236,223
Repurchase Agreements	114,078,187	–	114,078,187
Total	$114,314,410	$–	$114,314,410

Notes to Financial Statements (unaudited)(continued)

			Total Return Fund
	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$11,078,187	$–	$–	$(11,078,187)	$–
J. P. Morgan Chase	5,126,554	–	–	(5,000,000)	126,554
State Street Bank and Trust	38,579	–	–	–	38,579
Toronto Dominion Bank	98,071,090	–	–	(98,000,000)	71,090
Total	$114,314,410	$–	$–	$(114,078,187)	$236,223

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$24,678	$–	$24,678
Total	$24,678	$–	$24,678

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$24,678	$–	$–	$–	$24,678
Total	$24,678	$–	$–	$–	$24,678

			Ultra Short Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$69,594,690	$–	$69,594,690
Total	$69,594,690	$–	$69,594,690

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$69,594,690	$–	$–	$(69,594,690)	$–
Total	$69,594,690	$–	$–	$(69,594,690)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of May 31, 2019.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the period ended December 20, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

For the six months ended May 31, 2019, the Participating Funds participated in an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the six months ended May 31, 2019, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2019, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk, and the risk of regulatory changes in the financial services industry, among other risks, may have a negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and

Notes to Financial Statements (unaudited)(continued)

other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high- yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage-related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these

Notes to Financial Statements (unaudited)(continued)

securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors and others, can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,727,773	$22,113,292	4,958,401	$67,270,445
Converted from Class B*	–	–	6,235	82,233
Converted from Class C**	92,542	1,212,054	584,452	7,978,508
Reinvestment of distributions	662,858	7,957,575	183,983	2,459,369
Shares reacquired	(2,483,389)	(31,674,967)	(4,390,057)	(58,751,103)
Increase (decrease)	(216)	$(392,046)	1,343,014	$19,039,452

Class B Shares(a)
Reinvestment of distributions	–	$–	136	$1,783
Shares reacquired	–	–	(8,987)	(119,656)
Converted to Class A*	–	–	(6,207)	(82,233)
Increase (decrease)	–	$–	(15,058)	$(200,106)

Class C Shares
Shares sold	449,214	$5,622,595	948,417	$12,778,141
Reinvestment of distributions	156,401	1,862,379	37,463	492,527
Shares reacquired	(352,933)	(4,401,225)	(663,701)	(8,858,508)
Converted to Class A**	(93,115)	(1,212,054)	(588,322)	(7,978,508)
Increase (decrease)	159,567	$1,871,695	(266,143)	$(3,566,348)

Class F Shares
Shares sold	3,143,315	$39,774,311	9,171,694	$124,133,676
Reinvestment of distributions	771,109	9,259,663	216,930	2,903,036
Shares reacquired	(6,927,831)	(87,293,936)	(5,281,534)	(70,983,367)
Increase (decrease)	(3,013,407)	$(38,259,962)	4,107,090	$56,053,345

Class F3 Shares
Shares sold	62,824	$817,950	310,996	$4,212,635
Reinvestment of distributions	34,916	422,084	7,769	104,716
Shares reacquired	(81,766)	(1,050,615)	(107,907)	(1,461,940)
Increase	15,974	$189,419	210,858	$2,855,411

Class I Shares
Shares sold	621,067	$8,021,186	3,321,079	$45,643,567
Reinvestment of distributions	2,400,966	29,008,525	899,257	12,055,156
Shares reacquired	(10,817,639)	(142,154,602)	(10,128,381)	(137,396,647)
Decrease	(7,795,606)	$(105,124,891)	(5,908,045)	$(79,697,924)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	200	$2,550	195	$2,649
Reinvestment of distributions	295	3,600	76	1,030
Shares reacquired	(2)	(26)	(31)	(421)
Increase	493	$6,124	240	$3,258

Class R2 Shares
Shares sold	190	$2,346	477	$6,575
Reinvestment of distributions	204	2,484	48	653
Shares reacquired	(558)	(7,367)	(4,081)	(55,686)
Decrease	(164)	$(2,537)	(3,556)	$(48,458)

Class R3 Shares
Shares sold	99,736	$1,253,804	407,658	$5,512,069
Reinvestment of distributions	44,498	531,652	7,881	104,745
Shares reacquired	(92,891)	(1,164,532)	(184,023)	(2,495,122)
Increase	51,343	$620,924	231,516	$3,121,692

Class R4 Shares
Shares sold	619	$7,646	3,645	$48,407
Reinvestment of distributions	340	4,081	44	600
Shares reacquired	(3)	(39)	(3,237)	(42,346)
Increase	956	$11,688	452	$6,661

Class R5 Shares
Shares sold	29,278	$398,604	512,510	$6,864,120
Reinvestment of distributions	734	8,870	225	3,013
Shares reacquired	(1,054)	(13,448)	(511,764)	(6,817,312)
Increase	28,958	$394,026	971	$49,821

Class R6 Shares
Shares sold	242,299	$3,224,487	713,762	$9,633,978
Reinvestment of distributions	5,099	61,797	1,377	18,548
Shares reacquired	(310,088)	(4,046,560)	(563,195)	(7,485,313)
Increase (decrease)	(62,690)	$(760,276)	151,944	$2,167,213

Core Fixed Income Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,067,380	$64,237,046	7,493,147	$79,496,080
Converted from Class B*	–	–	15,391	164,798
Converted from Class C**	209,624	2,246,038	490,948	5,183,375
Reinvestment of distributions	577,054	6,158,739	1,164,110	12,299,760
Shares reacquired	(5,690,407)	(60,252,723)	(12,409,034)	(131,502,217)
Increase (decrease)	1,163,651	$12,389,100	(3,245,438)	$(34,358,204)

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class B Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	8	$177
Reinvestment of distributions	–	–	142	1,522
Shares reacquired	–	–	(49,544)	(531,533)
Converted to Class A*	–	–	(15,436)	(164,798)
Increase (decrease)	–	$–	(64,830)	$(694,632)

Class C Shares
Shares sold	565,966	$5,969,943	313,212	$3,319,667
Reinvestment of distributions	42,775	454,296	106,761	1,124,116
Shares reacquired	(614,688)	(6,480,878)	(2,016,288)	(21,238,948)
Converted to Class A**	(210,507)	(2,246,038)	(492,834)	(5,183,375)
Decrease	(216,454)	$(2,302,677)	(2,089,149)	$(21,978,540)

Class F Shares
Shares sold	5,313,733	$56,399,238	6,115,076	$64,735,065
Reinvestment of distributions	200,044	2,135,362	419,343	4,432,326
Shares reacquired	(3,572,363)	(37,833,432)	(12,175,316)	(129,058,705)
Increase (decrease)	1,941,414	$20,701,168	(5,640,897)	$(59,891,314)

Class F3 Shares
Shares sold	3,928,776	$41,775,872	9,872,752	$104,801,511
Reinvestment of distributions	374,244	3,994,646	877,421	9,280,165
Shares reacquired	(3,063,882)	(32,457,829)	(15,554,262)	(164,110,209)
Increase (decrease)	1,239,138	$13,312,689	(4,804,089)	$(50,028,533)

Class I Shares
Shares sold	5,075,406	$53,874,923	4,003,386	$42,450,113
Reinvestment of distributions	297,217	3,171,082	585,704	6,183,641
Shares reacquired	(4,293,059)	(45,337,607)	(3,309,805)	(34,923,506)
Increase	1,079,564	$11,708,398	1,279,285	$13,710,248

Class P Shares
Reinvestment of distributions	0.16	$2	0.30	$3
Increase	0.16	$2	0.30	$3

Class R2 Shares
Shares sold	9,395	$100,066	11,053	$117,679
Reinvestment of distributions	510	5,440	1,024	10,827
Shares reacquired	(20,236)	(215,897)	(38,692)	(410,041)
Decrease	(10,331)	$(110,391)	(26,615)	$(281,535)

Class R3 Shares
Shares sold	146,603	$1,557,837	311,838	$3,321,381
Reinvestment of distributions	15,312	163,402	33,158	350,546
Shares reacquired	(160,873)	(1,708,054)	(623,681)	(6,647,507)
Increase (decrease)	1,042	$13,185	(278,685)	$(2,975,580)

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	109,740	$1,162,720	342,287	$3,644,357
Reinvestment of distributions	6,015	64,190	16,911	178,429
Shares reacquired	(371,953)	(3,903,556)	(171,822)	(1,817,861)
Increase (decrease)	(256,198)	$(2,676,646)	187,376	$2,004,925

Class R5 Shares
Shares sold	40,287	$428,595	22,510	$241,212
Reinvestment of distributions	1,388	14,835	2,353	24,847
Shares reacquired	(10,342)	(109,978)	(20,538)	(218,911)
Increase	31,333	$333,452	4,325	$47,148

Class R6 Shares
Shares sold	100,544	$1,069,973	186,167	$1,965,876
Reinvestment of distributions	65,831	702,179	125,284	1,323,068
Shares reacquired	(30,935)	(327,388)	(96,874)	(1,029,232)
Increase	135,440	$1,444,764	214,577	$2,259,712

Core Plus Bond Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	436,532	$6,452,641	22,078	$328,196
Reinvestment of distributions	10,297	152,324	16,301	239,857
Shares reacquired	(59,845)	(885,022)	(24,532)	(361,159)
Increase	386,984	$5,719,943	13,847	$206,894

Class C Shares
Shares sold	26,469	$392,831	21,145	$317,754
Reinvestment of distributions	713	10,552	1,498	22,057
Shares reacquired	(4,602)	(68,056)	(21,320)	(315,979)
Increase	22,580	$335,327	1,323	$23,832

Class F Shares
Shares sold	2,900,621	$42,970,706	65,950	$977,614
Reinvestment of distributions	22,987	341,614	16,016	235,763
Shares reacquired	(512,402)	(7,650,445)	(78,339)	(1,147,310)
Increase	2,411,206	$35,661,875	3,627	$66,067

Class F3 Shares
Reinvestment of distributions	14	$202	27.98	$412
Increase	14	$202	27.98	$412

Class I Shares
Shares sold	704	$10,500	–	$–
Reinvestment of distributions	146	2,151	293	4,315
Increase	850	$12,651	293	$4,315

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class R2 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	31	$445	61	$899
Increase	31	$445	61	$899

Class R3 Shares
Shares sold	16	$225	19	$282
Reinvestment of distributions	32	469	63	939
Increase	48	$694	82	$1,221

Class R4 Shares
Reinvestment of distributions	33	$498	68	$1,002
Increase	33	$498	68	$1,002

Class R5 Shares
Reinvestment of distributions	36	$537	73	$1,076
Increase	36	$537	73	$1,076

Class R6 Shares
Reinvestment of distributions	37	$540	74	$1,089
Increase	37	$540	74	$1,089

Corporate Bond Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,712	$151,765	7,203	$71,189
Reinvestment of distributions	858	8,287	1,446	13,991
Shares reacquired	(1,690)	(15,990)	–	–
Increase	14,880	$144,062	8,649	$85,180

Class C Shares
Shares sold	20,495	$193,818	577	$5,544
Reinvestment of distributions	385	3,726	321	3,115
Shares reacquired	(4,022)	(39,064)	(3,379)	(32,330)
Increase (decrease)	16,858	$158,480	(2,481)	$(23,671)

Class F Shares
Shares sold	80,559	$772,161	82,564	$823,187
Reinvestment of distributions	4,218	40,854	10,417	101,435
Shares reacquired	(1,200)	(11,410)	(191,555)	(1,844,216)
Increase (decrease)	83,577	$801,605	(98,574)	$(919,594)

Class F3 Shares
Reinvestment of distributions	3,568	34,397	7,120	68,931
Increase	3,568	$34,397	7,120	$68,931

Notes to Financial Statements (unaudited)(continued)

Corporate Bond Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,023	$10,000	33,188	$332,200
Reinvestment of distributions	335	3,227	1,036	10,028
Shares reacquired	(217)	(2,096)	(23,883)	(228,819)
Increase	1,141	$11,131	10,341	$113,409

Class R2 Shares
Reinvestment of distributions	50	$478	99	$962
Increase	50	$478	99	$962

Class R3 Shares
Shares sold	70	$675	1,030	$9,791
Reinvestment of distributions	98	940	163	1,577
Shares reacquired	(3)	(28)	(3)	(28)
Increase	165	$1,587	1,190	$11,340

Class R4 Shares
Reinvestment of distributions	55	$526	109	$1,055
Increase	55	$526	109	$1,055

Class R5 Shares
Reinvestment of distributions	58	$561	116	1,121
Increase	58	$561	116	$1,121

Class R6 Shares
Reinvestment of distributions	3,567	$34,397	7,121	$68,930
Increase	3,567	$34,397	7,121	$68,930

Floating Rate Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	46,617,814	$412,988,654	184,880,037	$1,694,591,518
Converted from Class C**	2,784,315	24,718,881	911,003	8,351,831
Reinvestment of distributions	8,914,978	78,986,795	17,787,230	162,693,938
Shares reacquired	(134,880,679)	(1,193,526,410)	(180,950,567)	(1,655,138,345)
Increase (decrease)	(76,563,572)	$(676,832,080)	22,627,703	$210,498,942

Class C Shares
Shares sold	11,218,410	$99,490,733	44,049,642	$403,830,624
Reinvestment of distributions	3,609,919	32,011,297	6,427,720	58,845,019
Shares reacquired	(32,309,545)	(286,302,549)	(41,204,843)	(377,686,396)
Converted to Class A**	(2,784,131)	(24,718,881)	(910,100)	(8,351,831)
Increase (decrease)	(20,265,347)	$(179,519,400)	8,362,419	$76,637,416

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	138,004,588	$1,222,265,623	450,271,758	$4,123,068,036
Reinvestment of distributions	13,706,884	121,285,127	24,284,961	221,770,570
Shares reacquired	(327,726,755)	(2,896,545,339)	(256,002,568)	(2,338,124,136)
Increase (decrease)	(176,015,283)	$(1,552,994,589)	218,554,151	$2,006,714,470

Class F3 Shares
Shares sold	3,513,872	$31,208,930	22,133,180	$202,986,317
Reinvestment of distributions	733,900	6,510,005	1,407,320	12,887,155
Shares reacquired	(13,092,882)	(116,213,966)	(14,799,048)	(135,522,128)
Increase (decrease)	(8,845,110)	$(78,495,031)	8,741,452	$80,351,344

Class I Shares
Shares sold	46,435,989	$411,612,774	177,660,305	$1,629,132,153
Reinvestment of distributions	5,735,259	50,828,430	10,412,064	95,227,660
Shares reacquired	(112,818,196)	(997,657,346)	(103,642,822)	(947,344,961)
Increase (decrease)	(60,646,948)	$(535,216,142)	84,429,547	$777,014,852

Class R2 Shares
Shares sold	31,093	$276,881	51,447	$472,323
Reinvestment of distributions	4,857	43,092	6,919	63,341
Shares reacquired	(15,278)	(135,576)	(19,080)	(175,340)
Increase	20,672	$184,397	39,286	$360,324

Class R3 Shares
Shares sold	881,198	$7,818,274	2,119,336	$19,438,280
Reinvestment of distributions	163,446	1,449,089	249,946	2,286,427
Shares reacquired	(779,689)	(6,915,719)	(1,161,358)	(10,645,174)
Increase	264,955	$2,351,644	1,207,924	$11,079,533

Class R4 Shares
Shares sold	205,754	$1,818,807	2,210,230	$20,079,038
Reinvestment of distributions	52,139	461,669	28,408	259,089
Shares reacquired	(1,935,723)	(17,233,363)	(373,585)	(3,417,762)
Increase (decrease)	(1,677,830)	$(14,952,887)	1,865,053	$16,920,365

Class R5 Shares
Shares sold	360,344	$3,178,544	4,940,517	$45,261,714
Reinvestment of distributions	83,442	737,372	89,569	815,943
Shares reacquired	(4,634,623)	(41,317,367)	(365,378)	(3,329,608)
Increase (decrease)	(4,190,837)	$(37,401,451)	4,664,708	$42,748,049

Class R6 Shares
Shares sold	5,885,787	$52,391,685	5,013,399	$45,999,011
Reinvestment of distributions	288,279	2,557,732	270,227	2,472,857
Shares reacquired	(2,741,916)	(24,143,080)	(2,187,207)	(20,071,864)
Increase	3,432,150	$30,806,337	3,096,419	$28,400,004

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class T Shares(b)	Shares	Amount	Shares	Amount
Reinvestment of distributions	–	$–	32	$289
Shares reacquired	–	–	(1,135)	(10,384)
Increase (decrease)	–	$–	(1,103)	$(10,095)

High Yield Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,839,963	$229,831,127	56,952,927	$429,357,280
Converted from Class B*	–	–	37,386	285,523
Converted from Class C**	642,765	4,673,840	1,171,433	8,711,840
Reinvestment of distributions	4,143,234	29,894,742	9,505,625	71,027,904
Shares reacquired	(33,978,960)	(243,454,402)	(114,086,674)	(855,653,391)
Increase (decrease)	2,647,002	$20,945,307	(46,419,303)	$(346,270,844)

Class B Shares(a)
Shares sold	–	$–	2	$15
Reinvestment of distributions	–	–	1,579	12,047
Shares reacquired	–	–	(157,988)	(1,199,863)
Converted to Class A*	–	–	(37,581)	(285,523)
Increase (decrease)	–	$–	(193,988)	$(1,473,324)

Class C Shares
Shares sold	4,298,670	$30,816,859	8,803,775	$66,001,511
Reinvestment of distributions	1,326,153	9,514,883	3,004,778	22,323,347
Shares reacquired	(9,481,222)	(67,572,915)	(20,002,173)	(148,819,063)
Converted to Class A**	(646,322)	(4,673,840)	(1,177,768)	(8,711,840)
Decrease	(4,502,721)	$(31,915,013)	(9,371,388)	$(69,206,045)

Class F Shares
Shares sold	65,451,559	$471,956,090	152,913,311	$1,147,729,989
Reinvestment of distributions	7,866,546	56,689,036	14,713,299	109,584,370
Shares reacquired	(81,633,617)	(585,617,695)	(136,190,449)	(1,018,883,928)
Increase (decrease)	(8,315,512)	$(56,972,569)	31,436,161	$238,430,431

Class F3 Shares
Shares sold	7,574,707	$55,037,351	27,817,923	$210,870,059
Reinvestment of distributions	2,149,092	15,578,271	4,090,892	30,651,707
Shares reacquired	(9,832,287)	(71,051,273)	(19,042,108)	(142,942,554)
Increase (decrease)	(108,488)	$(435,651)	12,866,707	$98,579,212

Class I Shares
Shares sold	61,748,299	$442,096,563	84,019,546	$630,169,302
Reinvestment of distributions	5,739,632	41,615,276	11,445,781	85,845,611
Shares reacquired	(53,375,668)	(384,670,188)	(120,938,037)	(908,517,320)
Increase (decrease)	14,112,263	$99,041,651	(25,472,710)	$(192,502,407)

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	1,193	$8,733	5,593	$42,530
Reinvestment of distributions	681	4,928	3,222	24,421
Shares reacquired	(39,013)	(285,258)	(23,919)	(179,148)
Decrease	(37,139)	$(271,597)	(15,104)	$(112,197)

Class R2 Shares
Shares sold	265,776	$1,927,563	1,028,078	$7,760,024
Reinvestment of distributions	34,242	248,556	58,259	436,240
Shares reacquired	(526,173)	(3,800,031)	(985,674)	(7,386,039)
Increase (decrease)	(226,155)	$(1,623,912)	100,663	$810,225

Class R3 Shares
Shares sold	1,906,325	$13,804,567	5,617,157	$42,616,962
Reinvestment of distributions	415,052	3,011,784	750,134	5,623,395
Shares reacquired	(2,125,772)	(15,336,994)	(3,102,294)	(23,413,742)
Increase	195,605	$1,479,357	3,264,997	$24,826,615

Class R4 Shares
Shares sold	3,905,107	$28,128,371	7,527,250	$56,393,253
Reinvestment of distributions	297,014	2,142,910	464,404	3,457,198
Shares reacquired	(3,000,764)	(21,604,518)	(3,933,420)	(29,477,678)
Increase	1,201,357	$8,666,763	4,058,234	$30,372,773

Class R5 Shares
Shares sold	5,141,945	$37,299,002	9,349,094	$70,574,128
Reinvestment of distributions	1,070,888	7,756,487	2,068,168	15,487,341
Shares reacquired	(5,597,774)	(40,471,787)	(8,394,015)	(63,120,695)
Increase	615,059	$4,583,702	3,023,247	$22,940,774

Class R6 Shares
Shares sold	20,723,982	$149,389,676	41,950,505	$316,089,622
Reinvestment of distributions	2,059,201	14,946,611	3,209,711	24,046,066
Shares reacquired	(7,419,917)	(53,741,437)	(31,408,318)	(237,122,384)
Increase	15,363,266	$110,594,850	13,751,898	$103,013,304

Class T Shares(b)
Reinvestment of distributions	–	$–	45	$339
Shares reacquired	–	–	(1,365)	(10,140)
Increase (decrease)	–	$–	(1,320)	$(9,801)

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	42,566,988	$117,120,769	58,386,339	$162,605,140
Converted from Class B*	–	–	79,053	222,715
Converted from Class C**	1,833,193	5,087,428	5,148,902	14,208,842
Reinvestment of distributions	5,862,783	16,168,212	11,376,379	31,479,528
Shares reacquired	(36,700,400)	(100,273,002)	(83,435,604)	(231,651,303)
Increase (decrease)	13,562,564	$38,103,407	(8,444,931)	$(23,135,078)

Class B Shares(a)
Shares sold	–	$–	6	$675
Reinvestment of distributions	–	–	2,133	6,076
Shares reacquired	–	–	(289,148)	(821,756)
Converted to Class A*	–	–	(78,947)	(222,715)
Increase (decrease)	–	$–	(365,956)	$(1,037,720)

Class C Shares
Shares sold	4,361,830	$12,019,816	5,655,449	$15,876,877
Reinvestment of distributions	958,827	2,657,220	2,196,393	6,117,013
Shares reacquired	(6,971,587)	(19,150,304)	(20,804,511)	(57,969,839)
Converted to Class A**	(1,826,087)	(5,087,428)	(5,112,489)	(14,208,842)
Decrease	(3,477,017)	$(9,560,696)	(18,065,158)	$(50,184,791)

Class F Shares
Shares sold	49,443,929	$136,037,367	70,620,550	$196,541,531
Reinvestment of distributions	3,004,555	8,287,446	5,885,482	16,286,169
Shares reacquired	(36,114,424)	(98,359,477)	(72,980,869)	(201,966,979)
Increase	16,334,060	$45,965,336	3,525,163	$10,860,721

Class F3 Shares
Shares sold	35,627,766	$98,156,710	82,893,254	$230,715,818
Reinvestment of distributions	3,394,025	9,362,540	5,624,793	15,526,040
Shares reacquired	(20,342,160)	(55,599,242)	(36,860,866)	(101,598,485)
Increase	18,679,631	$51,920,008	51,657,181	$144,643,373

Class I Shares
Shares sold	14,594,411	$40,313,438	34,271,721	$95,289,832
Reinvestment of distributions	1,163,885	3,207,621	2,711,058	7,494,161
Shares reacquired	(17,862,619)	(48,609,601)	(33,414,790)	(92,030,658)
Increase (decrease)	(2,104,323)	$(5,088,542)	3,567,989	$10,753,335

Class R2 Shares
Shares sold	137,161	$379,541	295,604	$832,982
Reinvestment of distributions	6,314	17,579	10,115	28,179
Shares reacquired	(253,598)	(703,329)	(383,705)	(1,070,448)
Decrease	(110,123)	$(306,209)	(77,986)	$(209,287)

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,442,478	$3,967,572	3,739,793	$10,449,186
Reinvestment of distributions	352,578	974,827	706,009	1,959,187
Shares reacquired	(2,403,398)	(6,594,860)	(4,280,804)	(11,922,884)
Increase (decrease)	(608,342)	$(1,652,461)	164,998	$485,489

Class R4 Shares
Shares sold	597,242	$1,635,997	1,298,213	$3,614,269
Reinvestment of distributions	17,897	49,401	28,404	78,487
Shares reacquired	(297,828)	(815,182)	(410,539)	(1,133,723)
Increase	317,311	$870,216	916,078	$2,559,033

Class R5 Shares
Shares sold	659,273	$1,805,254	565,077	$1,584,244
Reinvestment of distributions	6,153	17,007	3,780	10,477
Shares reacquired	(313,266)	(852,181)	(4,620,801)	(13,201,457)
Increase (decrease)	352,160	$970,080	(4,051,944)	$(11,606,736)

Class R6 Shares
Shares sold	4,027,544	$11,003,811	14,857,384	$41,887,579
Reinvestment of distributions	167,135	460,614	254,966	704,332
Shares reacquired	(2,328,345)	(6,378,631)	(9,298,274)	(25,967,231)
Increase	1,866,334	$5,085,794	5,814,076	$16,624,680

Inflation Focused Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,556,367	$17,795,371	8,443,244	$100,211,978
Converted from Class C**	25,377	291,094	7,203	85,250
Reinvestment of distributions	237,279	2,721,963	555,770	6,573,668
Shares reacquired	(5,315,456)	(60,876,450)	(9,294,434)	(109,929,769)
Decrease	(3,496,433)	$(40,068,022)	(288,217)	$(3,058,873)

Class C Shares
Shares sold	298,113	$3,420,036	1,519,719	$18,051,216
Reinvestment of distributions	53,835	618,485	109,146	1,292,269
Shares reacquired	(1,230,371)	(14,128,774)	(1,339,695)	(15,896,198)
Converted to Class A**	(25,337)	(291,094)	(7,192)	(85,250)
Increase (decrease)	(903,760)	$(10,381,347)	281,978	$3,362,037

Class F Shares
Shares sold	6,081,516	$69,850,444	29,474,651	$349,876,275
Reinvestment of distributions	502,410	5,768,907	996,795	11,789,000
Shares reacquired	(18,012,953)	(206,630,475)	(15,798,804)	(186,626,286)
Increase (decrease)	(11,429,027)	$(131,011,124)	14,672,642	$175,038,989

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	118,236	$1,355,355	1,007,517	$11,916,848
Reinvestment of distributions	38,197	438,092	59,493	702,399
Shares reacquired	(479,484)	(5,490,949)	(241,292)	(2,847,545)
Increase (decrease)	(323,051)	$(3,697,502)	825,718	$9,771,702

Class I Shares
Shares sold	9,674,482	$111,078,416	26,132,211	$310,027,649
Reinvestment of distributions	1,015,472	11,657,090	1,938,388	22,916,434
Shares reacquired	(13,128,639)	(150,046,820)	(13,895,267)	(164,020,560)
Increase (decrease)	(2,438,685)	$(27,311,314)	14,175,332	$168,923,523

Class R2 Shares
Shares sold	1,365	$15,654	17,540	$209,089
Reinvestment of distributions	37	428	91	1,068
Shares reacquired	(5,503)	(63,241)	(24,290)	(288,529)
Decrease	(4,101)	$(47,159)	(6,659)	$(78,372)

Class R3 Shares
Shares sold	1,371	$15,780	4,485	$53,229
Reinvestment of distributions	157	1,802	497	5,878
Shares reacquired	(2,280)	(26,139)	(10,099)	(118,986)
Decrease	(752)	$(8,557)	(5,117)	$(59,879)

Class R4 Shares
Shares sold	88,844	$1,019,678	132,376	$1,569,810
Reinvestment of distributions	826	9,482	728	8,576
Shares reacquired	(31,398)	(358,857)	(21,387)	(252,308)
Increase	58,272	$670,303	111,717	$1,326,078

Class R5 Shares
Shares sold	15,971	$182,101	10,026	$119,301
Reinvestment of distributions	266	3,055	347	4,098
Shares reacquired	(2,475)	(28,359)	(721)	(8,553)
Increase	13,762	$156,797	9,652	$114,846

Class R6 Shares
Shares sold	983,415	$11,289,180	2,557,248	$30,296,524
Reinvestment of distributions	102,301	1,174,122	147,038	1,736,623
Shares reacquired	(542,043)	(6,204,668)	(824,175)	(9,758,242)
Increase	543,673	$6,258,634	1,880,111	$22,274,905

Class T Shares(b)
Reinvestment of distributions	–	$–	19	$221
Shares reacquired	–	–	(868)	(10,281)
Increase (decrease)	–	$–	(849)	$(10,060)

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	532,443	$5,219,925	272,183	$2,664,534
Reinvestment of distributions	7,152	70,180	7,965	77,938
Shares reacquired	(66,410)	(648,102)	(63,511)	(622,151)
Increase	473,185	$4,642,003	216,637	$2,120,321

Class C Shares
Shares sold	150,640	$1,469,597	69,579	$681,277
Reinvestment of distributions	2,035	19,961	2,241	21,934
Shares reacquired	(66,407)	(649,042)	(41,718)	(408,142)
Increase	86,268	$840,516	30,102	$295,069

Class F Shares
Shares sold	207,871	$2,030,091	264,676	$2,587,143
Reinvestment of distributions	8,572	84,051	8,905	87,094
Shares reacquired	(75,440)	(738,675)	(31,027)	(303,278)
Increase	141,003	$1,375,467	242,554	$2,370,959

Class F3 Shares
Reinvestment of distributions	2,686	$26,319	5,224	$51,147
Increase	2,686	$26,319	5,224	$51,147

Class I Shares
Shares sold	633	$6,250	7,742	$75,609
Reinvestment of distributions	217	2,128	233	2,276
Increase	850	$8,378	7,975	$77,885

Class R2 Shares
Reinvestment of distributions	35	$349	69	$674
Increase	35	$349	69	$674

Class R3 Shares
Shares sold	2,148	$21,069	2,474	$24,068
Reinvestment of distributions	82	804	78	760
Shares reacquired	(11)	(112)	(4)	(38)
Increase	2,219	$21,761	2,548	$24,790

Class R4 Shares
Reinvestment of distributions	41	$396	78	$765
Increase	41	$396	78	$765

Class R5 Shares
Reinvestment of distributions	44	$431	85	$829
Increase	44	$431	85	$829

Class R6 Shares
Shares sold	18,830	$184,005	12,164	$118,983
Reinvestment of distributions	3,072	30,117	5,413	52,985
Shares reacquired	(320)	(3,138)	(15)	(142)
Increase	21,582	$210,984	17,562	$171,826

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	539,996,380	$2,251,373,032	667,762,368	$2,802,958,459
Converted from Class B*	–	–	59,292	249,970
Converted from Class C**	16,784,106	70,298,368	6,035,542	25,272,242
Reinvestment of distributions	35,899,711	149,952,365	75,901,941	318,062,573
Shares reacquired	(433,460,579)	(1,804,875,661)	(1,151,523,105)	(4,835,416,843)
Increase (decrease)	159,219,618	$666,748,104	(401,763,962)	$(1,688,873,599)

Class B Shares(a)
Shares sold	–	$–	545	$2,314
Reinvestment of distributions	–	–	3,633	15,396
Shares reacquired	–	–	(936,975)	(3,964,212)
Converted to Class A*	–	–	(59,255)	(249,970)
Increase (decrease)	–	$–	(992,052)	$(4,196,472)

Class C Shares
Shares sold	113,884,550	$477,830,843	136,863,211	$578,114,083
Reinvestment of distributions	15,932,687	66,963,779	35,931,011	151,497,904
Shares reacquired	(156,565,638)	(656,215,472)	(417,777,796)	(1,763,706,968)
Converted to Class A**	(16,668,747)	(70,298,367)	(5,993,632)	(25,272,242)
Decrease	(43,417,148)	$(181,719,217)	(250,977,206)	$(1,059,367,223)

Class F Shares
Shares sold	1,803,125,095	$7,512,177,075	1,967,142,189	$8,240,558,082
Reinvestment of distributions	66,490,512	277,681,134	111,988,053	468,547,606
Shares reacquired	(959,311,432)	(3,993,086,574)	(1,754,258,042)	(7,356,767,071)
Increase	910,304,175	$3,796,771,635	324,872,200	$1,352,338,617

Class F3 Shares
Shares sold	237,731,546	$991,743,052	616,487,879	$2,575,263,060
Reinvestment of distributions	17,916,525	74,951,483	24,607,671	103,170,928
Shares reacquired	(221,066,331)	(922,704,667)	(429,819,150)	(1,810,618,400)
Increase	34,581,740	$143,989,868	211,276,400	$867,815,588

Class I Shares
Shares sold	762,928,355	$3,178,552,856	1,001,993,649	$4,193,420,029
Reinvestment of distributions	33,743,147	140,855,014	61,035,539	255,413,537
Shares reacquired	(420,948,060)	(1,751,676,065)	(960,880,261)	(4,027,023,856)
Increase	375,723,442	$1,567,731,805	102,148,927	$421,809,710

Class R2 Shares
Shares sold	902,927	$3,764,197	2,216,188	$9,288,411
Reinvestment of distributions	32,451	135,562	52,408	219,478
Shares reacquired	(1,203,365)	(5,020,759)	(3,787,859)	(15,896,102)
Decrease	(267,987)	$(1,121,000)	(1,519,263)	$(6,388,213)

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	12,474,741	$52,033,615	22,105,896	$92,661,329
Reinvestment of distributions	1,380,513	5,770,794	2,519,826	10,563,054
Shares reacquired	(9,231,324)	(38,469,813)	(20,905,906)	(87,972,540)
Increase	4,623,930	$19,334,596	3,719,816	$15,251,843

Class R4 Shares
Shares sold	10,548,384	$44,067,467	15,152,818	$63,678,097
Reinvestment of distributions	376,768	1,577,229	526,247	2,205,376
Shares reacquired	(5,972,114)	(24,919,970)	(8,067,425)	(33,913,929)
Increase	4,953,038	$20,724,726	7,611,640	$31,969,544

Class R5 Shares
Shares sold	6,280,036	$26,049,149	7,946,782	$33,249,576
Reinvestment of distributions	267,118	1,113,210	329,805	1,376,939
Shares reacquired	(2,528,381)	(10,505,108)	(3,000,523)	(12,561,968)
Increase	4,018,773	$16,657,251	5,276,064	$22,064,547

Class R6 Shares
Shares sold	62,450,050	$260,504,727	89,191,701	$374,556,791
Reinvestment of distributions	2,886,924	12,058,222	4,179,697	17,477,967
Shares reacquired	(20,284,391)	(84,553,625)	(28,159,616)	(117,823,872)
Increase	45,052,583	$188,009,324	65,211,782	$274,210,886

Class T Shares(b)
Reinvestment of distributions	–	$–	52	$221
Shares reacquired	–	–	(2,406)	(10,059)
Increase (decrease)	–	$–	(2,354)	$(9,838)

Total Return Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,997,431	$141,053,967	25,027,826	$253,021,559
Converted from Class B*	–	–	13,404	137,041
Converted from Class C**	327,795	3,323,088	1,077,289	10,817,894
Reinvestment of distributions	1,644,368	16,647,848	3,341,091	33,603,577
Shares reacquired	(14,287,893)	(143,457,080)	(35,389,029)	(356,760,242)
Increase (decrease)	1,681,701	$17,567,823	(5,929,419)	$(59,180,171)

Class B Shares(a)
Shares sold	–	$–	2,072	$21,197
Reinvestment of distributions	–	–	538	5,521
Shares reacquired	–	–	(159,488)	(1,629,583)
Converted to Class A*	–	–	(13,426)	(137,041)
Increase (decrease)	–	$–	(170,304)	$(1,739,906)

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,114,147	$11,194,498	1,441,299	$14,635,239
Reinvestment of distributions	132,175	1,336,410	309,531	3,111,959
Shares reacquired	(1,724,163)	(17,312,159)	(4,564,827)	(46,016,002)
Converted to Class A**	(328,119)	(3,323,088)	(1,078,362)	(10,817,894)
Decrease	(805,960)	$(8,104,339)	(3,892,359)	$(39,086,698)

Class F Shares
Shares sold	27,135,584	$272,796,462	28,102,861	$284,934,639
Reinvestment of distributions	1,291,913	13,082,175	2,505,327	25,196,371
Shares reacquired	(20,342,357)	(204,420,035)	(34,271,603)	(345,655,517)
Increase (decrease)	8,085,140	$81,458,602	(3,663,415)	$(35,524,507)

Class F3 Shares
Shares sold	8,697,918	$87,838,810	23,411,356	$236,879,870
Reinvestment of distributions	1,039,852	10,525,530	2,248,874	22,616,091
Shares reacquired	(15,097,186)	(151,355,993)	(17,678,371)	(177,363,504)
Increase (decrease)	(5,359,416)	$(52,991,653)	7,981,859	$82,132,457

Class I Shares
Shares sold	11,237,972	$113,253,766	12,388,782	$125,821,390
Reinvestment of distributions	621,361	6,305,758	1,200,033	12,089,693
Shares reacquired	(9,934,993)	(100,184,359)	(12,121,965)	(122,199,015)
Increase	1,924,340	$19,375,165	1,466,850	$15,712,068

Class P Shares
Shares sold	5,652	$57,206	4,446	$44,891
Reinvestment of distributions	869	8,846	1,631	16,482
Shares reacquired	(2,804)	(28,384)	(12,463)	(128,278)
Increase (decrease)	3,717	$37,668	(6,386)	$(66,905)

Class R2 Shares
Shares sold	66,107	$662,843	114,095	$1,153,560
Reinvestment of distributions	3,872	39,142	10,265	103,416
Shares reacquired	(117,917)	(1,188,159)	(414,240)	(4,217,682)
Decrease	(47,938)	$(486,174)	(289,880)	$(2,960,706)

Class R3 Shares
Shares sold	1,401,729	$14,089,199	4,341,811	$44,046,467
Reinvestment of distributions	151,181	1,529,370	339,091	3,411,273
Shares reacquired	(2,369,968)	(23,744,450)	(6,651,005)	(67,169,075)
Decrease	(817,058)	$(8,125,881)	(1,970,103)	$(19,711,335)

Class R4 Shares
Shares sold	1,293,525	$13,040,729	2,535,815	$25,613,855
Reinvestment of distributions	47,666	482,581	99,086	996,244
Shares reacquired	(1,358,269)	(13,640,919)	(2,887,059)	(29,112,361)
Decrease	(17,078)	$(117,609)	(252,158)	$(2,502,262)

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	4,413,308	$44,485,728	1,955,935	$19,705,498
Reinvestment of distributions	168,557	1,708,333	284,968	2,866,907
Shares reacquired	(1,723,621)	(17,378,206)	(2,423,137)	(24,489,740)
Increase (decrease)	2,858,244	$28,815,855	(182,234)	$(1,917,335)

Class R6 Shares
Shares sold	9,622,819	$96,911,591	13,158,956	$132,727,299
Reinvestment of distributions	434,205	4,402,785	662,838	6,665,184
Shares reacquired	(3,797,067)	(38,236,401)	(7,075,386)	(71,240,411)
Increase	6,259,957	$63,077,975	6,746,408	$68,152,072

Class T Shares(b)
Reinvestment of distributions	–	$–	17	$175
Shares reacquired	–	–	(986)	(9,871)
Increase (decrease)	–	$–	(969)	$(9,696)

Ultra Short Bond Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	554,014,472	$5,543,304,488	861,733,618	$8,621,105,383
Reinvestment of distributions	9,929,761	99,387,334	7,680,213	76,812,945
Shares reacquired	(366,135,104)	(3,663,495,044)	(355,186,792)	(3,553,351,477)
Increase	197,809,129	$1,979,196,778	514,227,039	$5,144,566,851

Class F Shares
Shares sold	550,857,761	$5,510,040,984	598,730,801	$5,990,800,285
Reinvestment of distributions	7,389,728	73,964,157	3,986,567	39,884,877
Shares reacquired	(375,190,444)	(3,754,996,196)	(197,436,695)	(1,975,571,007)
Increase	183,057,045	$1,829,008,945	405,280,673	$4,055,114,155

Class F3 Shares
Shares sold	12,367,956	$123,703,532	31,540,628	$315,657,944
Reinvestment of distributions	382,126	3,825,049	323,874	3,240,930
Shares reacquired	(13,986,055)	(139,951,619)	(9,692,360)	(97,000,840)
Increase (decrease)	(1,235,973)	$(12,423,038)	22,172,142	$221,898,034

Class I Shares
Shares sold	110,831,427	$1,108,744,402	155,429,131	$1,554,545,144
Reinvestment of distributions	1,576,713	15,780,422	1,105,994	11,061,608
Shares reacquired	(85,257,972)	(852,499,927)	(38,790,372)	(387,980,624)
Increase	27,150,168	$272,024,897	117,744,753	$1,177,626,128

Class R5 Shares
Shares sold	72,563	$726,740	144,255	$1,442,554
Reinvestment of distributions	2,735	27,377	886	8,869
Shares reacquired	(10,187)	(101,923)	(2,706)	(26,446)
Increase	65,111	$652,194	142,435	$1,424,977

Notes to Financial Statements (unaudited)(concluded)

Ultra Short Bond Fund	Six Months Ended May 31, 2019 (unaudited	)	Year Ended November 30, 2018
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	813,168	$8,134,616	1,283,451	$12,846,053
Reinvestment of distributions	9,089	90,983	8,091	80,974
Shares reacquired	(945,204)	(9,458,393)	(615,270)	(6,160,471)
Increase (decrease)	(122,947)	$(1,232,794)	676,272	$6,766,556

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed on April 25, 2018.
(b)	Closed on July 24, 2018.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (for each Fund other than Corporate Bond Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2018. As to Convertible Fund, the Board observed that the Fund’s investment

Approval of Advisory Contract (continued)

performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median of the performance peer group for the ten-year period. As to Core Fixed Income Fund and Total Return Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period, but below the median of the performance peer group for the one-, three-, and five-year periods. The Board also observed that each of these Funds outperformed its respective benchmark(s) for the one-, three-, five-, and ten-year periods. As to Core Plus Bond Fund, Corporate Bond Fund, Short Duration Core Bond Fund, and Ultra Short Bond Fund, the Board observed that each Fund’s investment performance was above the median of the performance group for the one-year period. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, and equal to the median of the performance peer group for the ten-year period. As to each of High Yield Fund, Income Fund, and Short Duration Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three- and five-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s

Approval of Advisory Contract (continued)

business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each of Convertible Fund, Core Fixed Income Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund, and Total Return Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of Short Duration Core Bond Fund and Core Plus Bond Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale. With respect to Corporate Bond Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale. With respect to Floating Rate Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale. With respect to Ultra Short Bond Fund, the Board concluded that the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

Approval of Advisory Contract (concluded)

After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Corporate Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-3 (07/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Growth Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2019

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

9	Multi-Asset Balanced Opportunity Fund

12	Multi-Asset Growth Fund

15	Multi-Asset Income Fund

18	Statements of Assets and Liabilities

20	Statements of Operations

22	Statements of Changes in Net Assets

26	Financial Highlights

38	Notes to Financial Statements

63	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Multi-Asset Balanced Opportunity Fund,
Lord Abbett Multi-Asset Growth Fund,
and Lord Abbett Multi-Asset Income Fund
Semiannual Report

For the six-month period ended May 31, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2019. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 through May 31, 2019).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/18 – 5/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/18	5/31/19	12/1/18 - 5/31/19
Class A
Actual	$1,000.00	$1,031.80	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class C
Actual	$1,000.00	$1,027.30	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.44
Class F
Actual	$1,000.00	$1,032.50	$1.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class F3
Actual	$1,000.00	$1,034.10	$0.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.08	$0.86
Class I
Actual	$1,000.00	$1,033.00	$1.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.54	$1.41
Class P
Actual	$1,000.00	$1,030.90	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R2
Actual	$1,000.00	$1,030.20	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.48
Class R3
Actual	$1,000.00	$1,030.60	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class R4
Actual	$1,000.00	$1,031.80	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class R5
Actual	$1,000.00	$1,032.10	$1.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.54	$1.41
Class R6
Actual	$1,000.00	$1,033.10	$1.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.93	$1.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.53% for Class A, 1.28% for Class C, 0.38% for Class F, 0.17% for Class F3, 0.28% for Class I, 0.73% for Class P, 0.89% for Class R2, 0.78% for Class R3, 0.53% for Class R4, 0.28% for Class R5 and 0.20% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

3

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2019

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	8.54%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.49%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	13.31%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	11.15%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	8.67%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.66%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.07%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.58%
Lord Abbett Securities Trust-International Value Fund-Class I	5.51%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	13.72%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	7.30%
Total	100.00%

*	Represents percent of total investments.

4

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/18	5/31/19	12/1/18 - 5/31/19
Class A
Actual	$1,000.00	$1,025.80	$2.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class C
Actual	$1,000.00	$1,022.00	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class F
Actual	$1,000.00	$1,026.60	$2.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07
Class F3
Actual	$1,000.00	$1,027.80	$1.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.88	$1.06
Class I
Actual	$1,000.00	$1,027.60	$1.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56
Class R2
Actual	$1,000.00	$1,024.70	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R3
Actual	$1,000.00	$1,024.60	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class R4
Actual	$1,000.00	$1,026.00	$2.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class R5
Actual	$1,000.00	$1,027.60	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.51
Class R6
Actual	$1,000.00	$1,027.80	$1.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.88	$1.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.56% for Class A, 1.31% for Class C, 0.41% for Class F, 0.21% for Class F3, 0.31% for Class I, 0.90% for Class R2, 0.81% for Class R3, 0.56% for Class R4, 0.30% for Class R5 and 0.21% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.

5

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2019

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	3.52%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	14.78%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.45%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	13.43%
Lord Abbett Investment Trust-High Yield Fund-Class I	19.17%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	0.76%
Lord Abbett Securities Trust-International Equity Fund-Class I	8.10%
Lord Abbett Securities Trust-International Value Fund-Class I	8.06%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	18.11%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	3.62%
Total	100.00%

*	Represents percent of total investments.

6

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/18	5/31/19	12/1/18 - 5/31/19
Class A
Actual	$1,000.00	$1,033.90	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class C
Actual	$1,000.00	$1,030.20	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class F
Actual	$1,000.00	$1,034.70	$1.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class F3
Actual	$1,000.00	$1,035.50	$0.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91
Class I
Actual	$1,000.00	$1,034.70	$1.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R2
Actual	$1,000.00	$1,031.90	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class R3
Actual	$1,000.00	$1,032.70	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class R4
Actual	$1,000.00	$1,034.00	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class R5
Actual	$1,000.00	$1,035.40	$1.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21
Class R6
Actual	$1,000.00	$1,035.50	$0.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.50% for Class A, 1.25% for Class C, 0.35% for Class F, 0.18% for Class F3, 0.25% for Class I, 0.85% for Class R2, 0.75% for Class R3, 0.50% for Class R4, 0.24% for Class R5 and 0.18% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

7

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2019

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	12.43%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.04%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.19%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.22%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	6.04%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	5.06%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.60%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.57%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.52%
Lord Abbett Securities Trust-International Value Fund-Class I	5.50%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	8.01%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	20.82%
Total	100.00%

*	Represents percent of total investments.

8

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.18%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	9,282,134	$121,503
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(d)	15,412,301	78,140
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(e)	16,389,281	189,296
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	4,369,341	123,347
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	6,229,517	158,604
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	30,420,258	222,676
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	6,316,474	72,134
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	6,431,149	79,296
Lord Abbett Securities Trust-International Value Fund-Class I(k)	11,808,282	78,289
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	7,616,773	195,142
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(m)	10,355,297	103,760
Total Investments in Underlying Funds (cost $1,462,005,901)		1,422,187

PURCHASE OPTIONS AND SWAPTIONS 1.20% (cost $11,979,766)		17,275

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $405,000 of U.S. Treasury Note at 2.250% due 3/31/2021; value: $407,536; proceeds: $394,879 (cost $394,831)	$395	395
Total Investments in Securities 100.41% (cost $1,474,380,498)		1,439,857
Liabilities in Excess of Cash, Foreign Cash and Other Assets(n) (0.41%)		(5,892)
Net Assets 100.00%		$1,433,965

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2019

(m)	Fund investment objective is to seek current income consistent with the preservation of capital.
(n)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts, written options and written swaptions contracts as follows:

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	June 2019	354	Short	$(32,590,260)	$(32,176,830)	$413,430
E-Mini S&P 500 INDEX	June 2019	316	Short	(43,577,893)	(43,491,080)	86,813
Total Unrealized Appreciation on Open Futures Contracts						$500,243

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2019	238	Short	$(33,577,730)	$(33,955,460)	$(377,730)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index -Put	Citibank	29,798	5/18/2020	$2,549	$ 29,798	$3,271
S&P 500 Index -Put	JP Morgan	106,965	5/18/2020	2,583	106,965	12,687
						15,958

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Expiration Date	Notional Amount	Value (000)
Straddle swaption on floating rate 2y-5y ATM (3-month USD- Libor)-Call	Morgan Stanley	3/7/2022	$590,000,000	$1,317

Open OTC Written Options at May 31, 2019:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received )	Unrealized Appreciation/ (Depreciation )
S&P 500 Index, Put	Citibank	$2,266	5/18/2020	29,798	$(29,798)	$(1,604,276)	$(1,299,789)	$(304,487)
S&P 500 Index, Call	Citibank	3,116	5/18/2020	29,798	(29,798)	(961,862)	(1,350,445)	388,583
S&P 500 Index, Put	J.P. Morgan	2,296	5/18/2020	106,965	(106,965)	(6,242,111)	(4,528,246)	(1,713,865)
S&P 500 Index, Call	J.P. Morgan	3,157	5/18/2020	106,965	(106,965)	(2,643,816)	(4,912,003)	2,268,187
Total OTC Written Options						$(11,452,065)	$(12,090,483)	$638,418

Open OTC Written Interest Rate Swaptions at May 31, 2019:

Description	Counterparty	Expiration Date	Notional Amount	Cost	Fair Value
Straddle swaption on floating rate 2y-5y ATM (3-month USD-Libor)(1)	Morgan Stanley	3/7/2022	$590,000,000	–	$(6)

(1)	At the settlement date of March 9, 2020, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $20,720,063 and an interest rate component to be determined at a future date.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$1,422,187	$–	$–	$1,422,187
OTC Options Purchased	–	15,958	–	15,958
OTC Interest Rate Swaptions Purchased	–	1,317	–	1,317
Short-Term Investment
Repurchase Agreement	–	395	–	395
Total	$1,422,187	$17,670	$–	$1,439,857

Other Financial Instruments
Futures Contracts
Assets	$500	$–	$–	$500
Liabilities	(378)	–	–	(378)
OTC Options Written
Assets	–	–	–	–
Liabilities	–	(11,452)	–	(11,452)
OTC Interest Rate Swaptions Written
Assets	–	–	–	–
Liabilities	–	– (4)	–	–
Total	$122	$(11,452)	$–	$(11,330)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.
(4)	Represents less than $1,000.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)

MULTI-ASSET GROWTH FUND May 31, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.12%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	2,599,965	$34,034
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(d)	12,380,437	142,994
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	3,580,347	101,073
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	5,103,759	129,942
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	25,336,872	185,466
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	642,748	7,340
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	6,359,452	78,412
Lord Abbett Securities Trust-International Value Fund-Class I(j)	11,766,486	78,012
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	6,839,583	175,230
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(l)	3,496,309	35,033
Total Investments in Underlying Funds (cost $1,008,127,497)		967,536

PURCHASE OPTIONS AND SWAPTIONS 1.30% (cost $9,258,662)		12,682

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.01%

Repurchase Agreement
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $150,000 of U.S. Treasury Note at 0.625% due 7/15/2021 value: $170,185; proceeds: $166,369 (cost $166,349)	$166	166
Total Investments in Securities 100.43% (cost $1,017,552,508)		980,384
Liabilities in Excess of Cash and Other Assets(m) (0.43%)		(4,242)
Net Assets 100.00%		$976,142

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts, written options and written swaptions as follows:

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GROWTH FUND May 31, 2019

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	June 2019	240	Short	$(22,095,091)	$(21,814,800)	$280,291
E-Mini S&P 500 INDEX	June 2019	284	Short	(39,677,879)	(39,086,920)	590,959
Total Unrealized Appreciation on Open Futures Contracts						$871,250

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2019	145	Short	$(20,457,020)	$(20,687,150)	$(230,130)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index -Put	Citibank	16,700	5/18/2020	$2,549	$16,700	$1,833
S&P 500 Index -Put	JP Morgan	89,055	5/18/2020	2,557	89,055	9,954
						$11,787

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Expiration Date	Notional Amount	Value (000)
Straddle swaption on floating rate 2y-5y ATM (3-month USD- Libor)-Call	Morgan Stanley	3/7/2022	$401,000,000	$895

Open OTC Written Options at May 31, 2019:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received )	Unrealized Appreciation/ (Depreciation )
S&P 500 Index, Put	Citibank	$2,266	5/18/2020	16,700	$(16,700)	$(899,101)	$(728,454)	$(170,647)
S&P 500 Index, Call	Citibank	3,116	5/18/2020	16,700	(16,700)	(539,066)	(756,844)	217,778
S&P 500 Index, Put	Goldman Sachs	2,273	5/18/2020	89,055	(89,055)	(4,885,113)	(3,830,425)	(1,054,688)
S&P 500 Index, Call	Goldman Sachs	3,125	5/18/2020	89,055	(89,055)	(2,706,910)	(4,098,605)	1,391,695
Total OTC Written Options						$(9,030,190)	$(9,414,328)	$384,138

Open OTC Written Interest Rate Swaptions at May 31, 2019:

Description	Counterparty	Expiration Date	Notional Amount	Cost	Fair Value
Straddle swaption on floating rate 2y-5y ATM (3-month USD-Libor)(1)	Morgan Stanley	3/7/2022	$401,000,000	–	$(4)

(1)	At the settlement date of March 9, 2020, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $14,082,619 and an interest rate component to be determined at a future date.

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GROWTH FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$967,536	$–	$–	$967,536
OTC Options Purchased	–	11,787	–	11,787
OTC Interest Rate Swaptions Purchased	–	895	–	895
Short-Term Investment
Repurchase Agreement	–	166	–	166
Total	$967,536	$12,848	$–	$980,384

Other Financial Instruments
Futures Contracts
Assets	$871	$–	$–	$871
Liabilities	(230)	–	–	(230)
OTC Options Written
Assets	–	–	–	–
Liabilities	–	(9,030)	–	(9,030)
OTC Interest Rate Swaptions Written
Assets	–	–	–	–
Liabilities	–	– (4)	–	–
Total	$641	$(9,030)	$–	$(8,389)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.
(4)	Represents less than $1,000.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.08%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	12,500,635	$163,633
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,247,595	13,561
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(e)	13,459,450	68,239
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(f)	8,226,720	95,019
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(g)	2,359,566	66,611
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(h)	3,120,855	79,457
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	29,837,536	218,411
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(j)	7,570,662	86,457
Lord Abbett Securities Trust-International Equity Fund-Class I(k)	5,893,849	72,671
Lord Abbett Securities Trust-International Value Fund-Class I(l)	10,912,524	72,350
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	4,114,839	105,422
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	27,340,727	273,954
Total Investments in Underlying Funds (cost $1,347,265,683)		1,315,785

PURCHASED OPTIONS AND SWAPTIONS 0.78% (cost $6,978,503)		10,323

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.01%

Repurchase Agreement
Repurchase Agreement dated 5/31/2019, 1.45% due 6/3/2019 with Fixed Income Clearing Corp. collateralized by $100,000 of U.S. Treasury Note at 0.625% due 7/15/2021; value: $113,457; proceeds: $109,792 (cost $109,779)	$110	110
Total Investments in Securities 99.87% (cost $1,354,353,965)		1,326,218
Cash and Other Assets in Excess of Liabilities(o) 0.13%		1,765
Net Assets 100.00%		$1,327,983

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is capital appreciation.
(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek a high level of total return.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND May 31, 2019

(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts written option contracts and written swaption contracts as follows:

Open Futures Contracts at May 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini MSCI EAFE INDEX	June 2019	324	Short	$(29,828,373)	$(29,449,980)	$378,393
E-Mini S&P 500 INDEX J	June 2019	583	Short	(81,522,457)	(80,238,290)	1,284,167
Total Unrealized Appreciation on Open Futures Contracts						$1,662,560

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2019	196	Short	$(27,652,249)	$(27,963,320)	$(311,071)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index -Put	Citibank	42,856	5/18/2020	$2,583	$42,856	$5,083
S&P 500 Index -Put	JP Morgan	36,754	5/18/2020	2,549	36,754	4,034
						$9,117

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Expiration Date	Notional Amount	Value (000)
Straddle swaption on floating rate 2y-5y ATM (3-month USD-Libor)-Call	Morgan Stanley	3/7/2022	540,000,000	$1,206

Open OTC Written Options at May 31, 2019:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value (000)	Premiums (Received )	Unrealized Appreciation/ (Depreciation )
S&P 500 Index, Call	Citibank	$3,116	5/18/2020	36,754	$(36,754)	$(1,186,398)	$(1,665,692)	$479,294
S&P 500 Index, Put	Citibank	2,266	5/18/2020	36,754	(36,754)	(1,978,776)	(1,603,209)	(375,567)
S&P 500 Index, Put	J.P. Morgan	2,296	5/18/2020	42,856	(42,856)	(2,500,912)	(1,814,249)	(686,663)
S&P 500 Index Call	J.P. Morgan	3,157	5/18/2020	42,856	(42,856)	(1,059,249)	(1,968,002)	908,753
Total OTC Written Options						$(6,725,335)	$(7,051,152)	$325,817

Open OTC Written Interest Rate Swaption at May 31, 2019:

Description	Counterparty	Expiration Date	Notional Amount	Cost	Value
Straddle swaption on floating rate 2y-5y ATM (3-month USD-Libor)(1)	Morgan Stanley	3/7/2022	$540,000,000	–	$(5)

(1)	At the settlement date of March 9, 2020, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $18,964,125 and an interest rate component to be determined at a future date.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2019

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$1,315,785	$–	$–	$1,315,785
OTC Options Purchased	–	9,117	–	9,117
OTC Interest Rate Swaption Purchased	–	1,206	–	1,206
Short-Term Investment
Repurchase Agreement	–	110	–	110
Total	$1,315,785	$10,433	$–	$1,326,218

Other Financial Instruments
Futures Contracts
Assets	$1,663	$–	$–	$1,663
Liabilities	(311)	–	–	(311)
OTC Options Written
Assets	–	–	–	–
Liabilities	–	(6,725)	–	(6,725)
OTC Interest Rate Swaptions Written
Assets	–	–	–	–
Liabilities	–	– (4)	–	–
Total	$1,352	$(6,725)	$–	$(5,373)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2019.
(4)	Represents less than $1,000.

See Notes to Financial Statements.	17

Statements of Assets and Liabilities (unaudited)

May 31, 2019

	Multi-Asset
	Balanced
	Opportunity	Multi-Asset	Multi-Asset
	Fund	Growth Fund	Income Fund
ASSETS:
Investments in securities, at cost	$12,374,597	$9,425,011	$7,088,282
Investments in Underlying Funds, at cost	1,462,005,901	1,008,127,497	1,347,265,683
Investments in securities, at value	$17,670,432	$12,848,626	$10,433,087
Investments in Underlying Funds, at value	1,422,186,914	967,535,533	1,315,785,382
Cash	34,440	19,146	42,115
Deposits with brokers for futures collateral	5,392,600	3,971,200	6,620,500
Deposits for OTC option collateral	380,000	430,000	570,000
Receivables:
Interest and dividends	2,057,203	1,099,764	2,496,272
Variation margin for futures contracts	1,413,561	1,044,692	1,794,671
Capital shares sold	1,957,685	201,016	2,088,614
Investments in Underlying Funds sold	2,181,592	1,416,867	1,519,665
Prepaid expenses and other assets	122,702	123,911	127,571
Total assets	1,453,397,129	988,690,755	1,341,477,877
LIABILITIES:
Payables:
Capital shares reacquired	3,507,455	1,678,480	1,769,288
Investments in Underlying Funds purchased	1,933,543	1,034,772	2,346,119
12b-1 distribution plan	394,556	202,333	486,869
Trustees’ fees	279,774	160,113	196,171
Management fee	124,793	85,424	114,645
Fund administration	49,917	34,170	45,860
Options and swaptions written, at value (including premiums received of $12,090,483, $9,414,328 and $7,051,152, respectively) (See Note 2)	11,452,071	9,030,194	6,725,340
Distributions payable	1,185,444	–	1,541,534
Accrued expenses	504,710	323,283	269,223
Total liabilities	19,432,263	12,548,769	13,495,049
NET ASSETS	$1,433,964,866	$976,141,986	$1,327,982,828
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,487,667,747	$1,021,926,724	$1,501,407,906
Total distributable earnings (loss)	(53,702,881)	(45,784,738)	(173,425,078)
Net Assets	$1,433,964,866	$976,141,986	$1,327,982,828

18	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2019

	Multi-Asset
	Balanced
	Opportunity	Multi-Asset	Multi-Asset
	Fund	Growth Fund	Income Fund

Net assets by class:
Class A Shares	$1,147,751,599	$731,575,130	$674,615,350
Class C Shares	$198,537,134	$139,760,217	$372,649,239
Class F Shares	$41,704,681	$32,192,381	$202,830,921
Class F3 Shares	$10,830	$30,925	$4,534,582
Class I Shares	$11,143,460	$29,357,109	$47,307,727
Class P Shares	$549,305	–	–
Class R2 Shares	$377,750	$38,767	$123,128
Class R3 Shares	$23,524,092	$27,080,430	$20,714,998
Class R4 Shares	$5,592,058	$5,336,823	$2,429,733
Class R5 Shares	$115,988	$23,910	$33,252
Class R6 Shares	$4,657,969	$10,746,294	$2,743,898
Outstanding shares by class(unlimited number of authorized shares of beneficial interest)
Class A Shares	104,611,685	46,154,557	46,593,814
Class C Shares	18,210,865	8,916,209	25,351,687
Class F Shares	3,801,670	2,031,017	14,011,212
Class F3 Shares	985	1,934	314,772
Class I Shares	1,015,772	1,840,569	3,286,889
Class P Shares	50,305	–	–
Class R2 Shares	33,668	2,386	8,274
Class R3 Shares	2,148,013	1,714,480	1,430,753
Class R4 Shares	509,614	337,250	167,834
Class R5 Shares	10,560	1,498	2,309
Class R6 Shares	424,222	672,218	190,473
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.97	$15.85	$14.48
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.22	$16.21	$14.81
Class C Shares-Net asset value	$10.90	$15.67	$14.70
Class F Shares-Net asset value	$10.97	$15.85	$14.48
Class F3 Shares-Net asset value	$10.99	$15.99	$14.41
Class I Shares-Net asset value	$10.97	$15.95	$14.39
Class P Shares-Net asset value	$10.92	–	–
Class R2 Shares-Net asset value	$11.22	$16.25	$14.88
Class R3 Shares-Net asset value	$10.95	$15.80	$14.48
Class R4 Shares-Net asset value	$10.97	$15.82	$14.48
Class R5 Shares-Net asset value	$10.98	$15.96	$14.40
Class R6 Shares-Net asset value	$10.98	$15.99	$14.41

See Notes to Financial Statements.	19

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2019

	Multi-Asset
	Balanced
	Opportunity	Multi-Asset
	Fund	Growth Fund
Investment income:
Dividends received from underlying Funds	$21,275,090	$12,517,985
Interest and other	358	3,551
Total investment income	21,275,448	12,521,536
Expenses:
Management fee	732,885	501,457
12b-1 distribution plan-Class A	1,453,237	931,132
12b-1 distribution plan-Class C	1,047,203	740,119
12b-1 distribution plan-Class F	21,681	17,075
12b-1 distribution plan-Class P	1,190	–
12b-1 distribution plan-Class R2	1,104	114
12b-1 distribution plan-Class R3	63,952	69,521
12b-1 distribution plan-Class R4	6,740	6,150
Shareholder servicing	717,200	564,411
Fund administration	293,154	200,583
Registration	100,647	144,386
Reports to shareholders	59,319	45,706
Trustees’ fees	22,856	14,964
Professional	21,958	11,185
Custody	14,054	18,738
Other	124,980	36,015
Gross expenses	4,682,160	3,301,556
Expense reductions (See Note 9)	(28,568)	(19,369)
Net expenses	4,653,592	3,282,187
Net investment income	16,621,856	9,239,349
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	13,947,296	11,187,009
Net realized loss on investments in Underlying Funds	(10,521,584)	(6,635,997)
Net realized gain (loss) on futures contracts	(211,000)	1,126,011
Net realized gain on foreign currency exchange contracts	380,094	257,487
Net realized loss on foreign currency related transactions	–	(440)
Net change in unrealized appreciation/depreciation in Underlying Funds	20,768,214	6,471,595
Net change in unrealized appreciation/depreciation on investments	5,295,835	3,423,615
Net change in unrealized appreciation/depreciation on futures contracts	(3,811,845)	(1,966,580)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(380,094)	(257,487)
Net change in unrealized appreciation/depreciation on options and swaptions written	638,412	384,134
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,129	(1)
Net realized and unrealized gain	26,106,457	13,989,346
Net Increase in Net Assets Resulting From Operations	$42,728,313	$23,228,695

20	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2019

Multi-Asset
Income Fund
Investment income:
Dividends received from underlying Funds	$25,292,077
Interest	5,298
Total investment income	25,297,375
Expenses:
Management fee	682,154
12b-1 distribution plan-Class A	857,065
12b-1 distribution plan-Class C	1,948,298
12b-1 distribution plan-Class F	105,166
12b-1 distribution plan-Class R2	353
12b-1 distribution plan-Class R3	48,387
12b-1 distribution plan-Class R4	2,638
Shareholder servicing	522,546
Fund administration	272,862
Registration	106,272
Reports to shareholders	52,851
Trustees’ fees	21,167
Professional	21,134
Custody	13,311
Other	14,789
Gross expenses	4,668,993
Expense reductions (See Note 9)	(26,535)
Net expenses	4,642,458
Net investment income	20,654,917
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	14,115,769
Net realized loss on investments in Underlying Funds	(10,407,418)
Net realized loss on futures contracts	(76,890)
Net realized gain on foreign currency exchange contracts	347,839
Net change in unrealized appreciation/depreciation in Underlying Funds	17,080,379
Net change in unrealized appreciation/depreciation on investments	3,344,805
Net change in unrealized appreciation/depreciation on futures contracts	(2,337,018)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(347,839)
Net change in unrealized appreciation/depreciation on options and swaptions written	325,812
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,048
Net realized and unrealized gain	22,046,487
Net Increase in Net Assets Resulting From Operations	$42,701,404

See Notes to Financial Statements.	21

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
	For the Six Months
	Ended May 31, 2019	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	November 30, 2018
Operations:
Net investment income	$16,621,856	$34,465,887
Capital gain distributions received from Underlying Funds	13,947,296	50,465,514
Net realized gain (loss) on futures contracts, forward currency exchange contracts and foreign currency related transactions	169,094	(24,483,780)
Net realized gain (loss) on investments in Underlying Funds	(10,521,584)	34,189,217
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	20,768,214	(133,723,764)
Net change in unrealized appreciation/depreciation on Securities	5,295,835	–
Net change in unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts, options and swaptions written and translation of assets and liabilities denominated in foreign currencies	(3,552,398)	4,528,953
Net increase (decrease) in net assets resulting from operations	42,728,313	(34,557,973)
Distributions to shareholders:
Class A	(64,586,404)	(74,517,433)
Class B	–	(118,630)
Class C	(11,194,704)	(14,366,092)
Class F	(2,507,273)	(3,381,032)
Class F3	(585)	(635)
Class I	(759,877)	(979,609)
Class P	(27,677)	(34,549)
Class R2	(18,635)	(22,157)
Class R3	(1,420,978)	(1,725,025)
Class R4	(270,468)	(189,965)
Class R5	(6,110)	(6,048)
Class R6	(257,433)	(467,527)
Class T	–	(471)
Total distributions to shareholders	(81,050,144)	(95,809,173)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	66,681,717	175,782,322
Reinvestment of distributions	79,281,452	93,181,328
Cost of shares reacquired	(211,777,537)	(445,461,357)
Net decrease in net assets resulting from capital share transactions	(65,814,368)	(176,497,707)
Net decrease in net assets	(104,136,199)	(306,864,853)
NET ASSETS:
Beginning of period	$1,538,101,065	$1,844,965,918
End of period	$1,433,964,866	$1,538,101,065

22	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund
	For the Six Months
	Ended May 31, 2019	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	November 30, 2018
Operations:
Net investment income	$9,239,349	$17,918,062
Capital gain distributions received from Underlying Funds	11,187,009	39,583,635
Net realized gain (loss) on futures contracts, forward currency exchange contracts and foreign currency related transactions	1,383,058	(15,328,553)
Net realized gain (loss) on investments in Underlying Funds	(6,635,997)	33,021,292
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	6,471,595	(110,205,745)
Net change in unrealized appreciation/depreciation on investments	3,423,615	–
Net change in unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts, options and swaptions written and translation of assets and liabilities denominated in foreign currencies	(1,839,934)	2,890,415
Net increase (decrease) in net assets resulting from operations	23,228,695	(32,120,894)
Distributions to shareholders:
Class A	(56,132,954)	(48,910,364)
Class B	–	(121,325)
Class C	(10,999,757)	(10,629,014)
Class F	(2,876,529)	(2,686,706)
Class F3	(2,446)	(1,642)
Class I	(2,556,360)	(1,487,365)
Class R2	(2,558)	(2,015)
Class R3	(2,131,432)	(1,668,489)
Class R4	(339,197)	(157,993)
Class R5	(1,729)	(841)
Class R6	(1,012,689)	(405,706)
Total distributions to shareholders	(76,055,651)	(66,071,460)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	43,198,888	107,460,881
Net proceeds from reorganizations (See Note 15)	–	222,766,548
Reinvestment of distributions	73,565,129	63,958,574
Cost of shares reacquired	(149,489,902)	(256,197,539)
Net increase (decrease) in net assets resulting from capital share transactions	(32,725,885)	137,988,464
Net increase (decrease) in net assets	(85,552,841)	39,796,110
NET ASSETS:
Beginning of period	$1,061,694,827	$1,021,898,717
End of period	$976,141,986	$1,061,694,827

See Notes to Financial Statements.	23

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
	For the Six Months
	Ended May 31, 2019	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	November 30, 2018
Operations:
Net investment income	$20,654,917	$35,468,002
Capital gain distributions received from Underlying Funds	14,115,769	28,351,878
Net realized gain (loss) on futures contracts, forward currency exchange contracts and foreign currency related transactions	270,949	(19,967,595)
Net realized gain (loss) on investments in Underlying Funds	(10,407,418)	15,848,672
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	17,080,379	(93,450,750)
Net change in unrealized appreciation/depreciation on investments	3,344,805	–
Net change in unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts, options and swaptions written and translation of assets and liabilities denominated in foreign currencies	(2,357,997)	5,863,419
Net increase (decrease) in net assets resulting from operations	42,701,404	(27,886,374)
Distributions to shareholders:
Class A	(15,937,356)	(25,016,753)
Class B	–	(8,124)
Class C	(7,485,002)	(11,758,447)
Class F	(5,105,004)	(8,526,758)
Class F3	(92,291)	(138,875)
Class I	(1,254,836)	(1,927,245)
Class R2	(2,464)	(3,360)
Class R3	(406,177)	(562,698)
Class R4	(44,506)	(39,747)
Class R5	(717)	(897)
Class R6	(68,912)	(76,017)
Class T	–	(243)
Total distributions to shareholders	(30,397,265)	(48,059,164)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	79,295,449	229,284,720
Reinvestment of distributions	28,257,933	44,326,813
Cost of shares reacquired	(228,050,102)	(421,833,888)
Net decrease in net assets resulting from capital share transactions	(120,496,720)	(148,222,355)
Net decrease in net assets	(108,192,581)	(224,167,893)
NET ASSETS:
Beginning of period	$1,436,175,409	$1,660,343,302
End of period	$1,327,982,828	$1,436,175,409

24	See Notes to Financial Statements.

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25

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(d)	$11.28	$0.13	$0.17	$0.30	$(0.27)	$(0.34)	$(0.61)
11/30/2018	12.19	0.25	(0.50)	(0.25)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.33	0.97	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.35	0.42	0.77	(0.38)	(0.45)	(0.83)
11/30/2015	12.87	0.34	(0.83)	(0.49)	(0.60)	(0.49)	(1.09)
11/30/2014	12.43	0.36	0.66	1.02	(0.58)	–	(0.58)
Class C
5/31/2019(d)	11.22	0.09	0.16	0.25	(0.23)	(0.34)	(0.57)
11/30/2018	12.12	0.16	(0.49)	(0.33)	(0.33)	(0.24)	(0.57)
11/30/2017	11.16	0.24	0.97	1.21	(0.25)	–	(0.25)
11/30/2016	11.23	0.27	0.41	0.68	(0.30)	(0.45)	(0.75)
11/30/2015	12.81	0.25	(0.83)	(0.58)	(0.51)	(0.49)	(1.00)
11/30/2014	12.38	0.27	0.65	0.92	(0.49)	–	(0.49)
Class F
5/31/2019(d)	11.28	0.14	0.16	0.30	(0.27)	(0.34)	(0.61)
11/30/2018	12.18	0.27	(0.49)	(0.22)	(0.44)	(0.24)	(0.68)
11/30/2017	11.22	0.36	0.99	1.32	(0.36)	–	(0.36)
11/30/2016	11.28	0.36	0.42	0.78	(0.39)	(0.45)	(0.84)
11/30/2015	12.86	0.35	(0.82)	(0.47)	(0.62)	(0.49)	(1.11)
11/30/2014	12.42	0.38	0.66	1.04	(0.60)	–	(0.60)
Class F3
5/31/2019(d)	11.29	0.15	0.17	0.32	(0.28)	(0.34)	(0.62)
11/30/2018	12.19	0.28	(0.49)	(0.21)	(0.45)	(0.24)	(0.69)
4/4/2017 to 11/30/2017(g)	11.62	0.21	0.56	0.77	(0.20)	–	(0.20)
Class I
5/31/2019(d)	11.28	0.15	0.16	0.31	(0.28)	(0.34)	(0.62)
11/30/2018	12.19	0.28	(0.50)	(0.22)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.45	0.89	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.40	0.38	0.78	(0.40)	(0.45)	(0.85)
11/30/2015	12.86	0.37	(0.82)	(0.45)	(0.63)	(0.49)	(1.12)
11/30/2014	12.43	0.39	0.65	1.04	(0.61)	–	(0.61)
Class P
5/31/2019(d)	11.23	0.11	0.18	0.29	(0.26)	(0.34)	(0.60)
11/30/2018	12.14	0.22	(0.49)	(0.27)	(0.40)	(0.24)	(0.64)
11/30/2017	11.18	0.31	0.97	1.28	(0.32)	–	(0.32)
11/30/2016	11.25	0.33	0.41	0.74	(0.36)	(0.45)	(0.81)
11/30/2015	12.82	0.31	(0.81)	(0.50)	(0.58)	(0.49)	(1.07)
11/30/2014	12.39	0.33	0.65	0.98	(0.55)	–	(0.55)
Class R2
5/31/2019(d)	11.52	0.11	0.18	0.29	(0.25)	(0.34)	(0.59)
11/30/2018	12.43	0.22	(0.51)	(0.29)	(0.38)	(0.24)	(0.62)
11/30/2017	11.44	0.29	0.99	1.28	(0.29)	–	(0.29)
11/30/2016	11.49	0.31	0.42	0.73	(0.33)	(0.45)	(0.78)
11/30/2015	13.07	0.31	(0.84)	(0.53)	(0.56)	(0.49)	(1.05)
11/30/2014	12.62	0.31	0.67	0.98	(0.53)	–	(0.53)

26	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.97	3.18 (e)	0.53	(f)	0.53	(f)	2.37	(f)	$1,147,752	12	(e)
11.28	(2.18)	0.51		0.51		2.12		1,214,155	31
12.19	11.73	0.50		0.51		2.82		1,398,075	47
11.23	7.38	0.37		0.51		3.26		1,431,255	25
11.29	(4.13)	0.35		0.49		2.84		1,569,728	18
12.87	8.43	0.34		0.49		2.85		1,526,897	45

10.90	2.73 (e)	1.28	(f)	1.28	(f)	1.64	(f)	198,537	12	(e)
11.22	(2.85)	1.26		1.26		1.35		223,823	31
12.12	10.96	1.24		1.26		2.08		318,697	47
11.16	6.53	1.12		1.26		2.52		360,065	25
11.23	(4.84)	1.09		1.24		2.10		420,030	18
12.81	7.61	1.08		1.23		2.12		375,528	45

10.97	3.25 (e)	0.38	(f)	0.38	(f)	2.55	(f)	41,705	12	(e)
11.28	(1.95)	0.36		0.36		2.27		46,998	31
12.18	11.91	0.35		0.36		2.84		63,871	47
11.22	7.54	0.22		0.36		3.43		57,153	25
11.28	(3.99)	0.20		0.34		2.98		80,192	18
12.86	8.59	0.19		0.34		3.00		74,135	45

10.99	3.41 (e)	0.17	(f)	0.17	(f)	2.69	(f)	11	12	(e)
11.29	(1.83)	0.22		0.22		2.38		10	31
12.19	6.72 (e)	0.21	(f)	0.21	(f)	2.68	(f)	11	47

10.97	3.30 (e)	0.28	(f)	0.28	(f)	2.68	(f)	11,143	12	(e)
11.28	(1.93)	0.26		0.26		2.38		14,440	31
12.19	12.10	0.24		0.26		3.81		17,835	47
11.22	7.55	0.12		0.26		3.76		10,925	25
11.29	(3.82)	0.10		0.24		3.11		31,536	18
12.86	8.61	0.09		0.24		3.10		35,247	45

10.92	3.09 (e)	0.73	(f)	0.73	(f)	2.12	(f)	549	12	(e)
11.23	(2.38)	0.71		0.71		1.85		512	31
12.14	11.56	0.70		0.71		2.65		664	47
11.18	7.10	0.57		0.71		3.08		839	25
11.25	(4.26)	0.55		0.69		2.64		998	18
12.82	8.15	0.54		0.69		2.66		1,286	45

11.22	3.02 (e)	0.89	(f)	0.89	(f)	1.98	(f)	378	12	(e)
11.52	(2.49)	0.86		0.86		1.83		360	31
12.43	11.37	0.85		0.86		2.44		465	47
11.44	6.93	0.73		0.87		2.86		660	25
11.49	(4.41)	0.70		0.84		2.56		1,158	18
13.07	7.99	0.69		0.84		2.44		1,421	45

See Notes to Financial Statements.	27

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2019(d)	$11.26	$0.12	$0.16	$0.28	$(0.25)	$(0.34)	$(0.59)
11/30/2018	12.16	0.22	(0.49)	(0.27)	(0.39)	(0.24)	(0.63)
11/30/2017	11.20	0.31	0.96	1.27	(0.31)	–	(0.31)
11/30/2016	11.27	0.33	0.40	0.73	(0.35)	(0.45)	(0.80)
11/30/2015	12.84	0.31	(0.82)	(0.51)	(0.57)	(0.49)	(1.06)
11/30/2014	12.41	0.31	0.65	0.96	(0.55)	–	(0.55)
Class R4
5/31/2019(d)	11.29	0.12	0.17	0.29	(0.27)	(0.34)	(0.61)
11/30/2018	12.19	0.24	(0.48)	(0.24)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.32	0.98	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.36	0.41	0.77	(0.38)	(0.45)	(0.83)
6/30/2015 to 11/30/2015(h)	11.97	0.13	(0.68)	(0.55)	(0.13)	–	(0.13)
Class R5
5/31/2019(d)	11.30	0.14	0.16	0.30	(0.28)	(0.34)	(0.62)
11/30/2018	12.20	0.29	(0.50)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.24	0.33	1.00	1.33	(0.37)	–	(0.37)
11/30/2016	11.29	0.24	0.56	0.80	(0.40)	(0.45)	(0.85)
6/30/2015 to 11/30/2015(h)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class R6
5/31/2019(d)	11.29	0.15	0.16	0.31	(0.28)	(0.34)	(0.62)
11/30/2018	12.19	0.24	(0.45)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.33	1.01	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.39	0.40	0.79	(0.41)	(0.45)	(0.86)
6/30/2015 to 11/30/2015(h)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.95	3.06	(e)	0.78	(f)	0.78	(f)	2.13	(f)	$23,524	12	(e)
11.26	(2.34)		0.76		0.76		1.84		27,258	31
12.16	11.49		0.73		0.74		2.63		33,772	47
11.20	7.05		0.61		0.75		3.04		41,447	25
11.27	(4.28)		0.59		0.73		2.59		38,972	18
12.82	8.09		0.59		0.74		2.60		36,157	45

10.97	3.18	(e)	0.53	(f)	0.53	(f)	2.27	(f)	5,592	12	(e)
11.29	(2.17)		0.51		0.51		2.07		4,971	31
12.19	11.77		0.49		0.49		2.73		2,474	47
11.23	7.39		0.37		0.51		3.32		82	25
11.29	(4.60	)(e)	0.34	(f)	0.50	(f)	2.79	(f)	10	18

10.98	3.21	(e)	0.28	(f)	0.28	(f)	2.56	(f)	116	12	(e)
11.30	(1.85)		0.26		0.26		2.45		121	31
12.20	11.99		0.24		0.25		2.77		102	47
11.24	7.69		0.13		0.27		2.27		12	25
11.29	(4.50	)(e)	0.09	(f)	0.25	(f)	3.03	(f)	10	18

10.98	3.31	(e)	0.20	(f)	0.20	(f)	2.67	(f)	4,658	12	(e)
11.29	(1.83)		0.18		0.18		2.01		5,451	31
12.19	12.13		0.18		0.18		2.77		5,587	47
11.22	7.58		0.12		0.17		3.54		28	25
11.29	(4.50	)(e)	0.08	(f)	0.15	(f)	3.04	(f)	10	18

See Notes to Financial Statements.	29

Financial Highlights

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(d)	$16.77	$0.15	$0.15	$0.30	$(0.48)	$(0.74)	$(1.22)
11/30/2018	18.42	0.32	(0.77)	(0.45)	(0.61)	(0.59)	(1.20)
11/30/2017	16.75	0.41	1.71	2.12	(0.45)	–	(0.45)
11/30/2016	16.84	0.47	0.71	1.18	(0.52)	(0.75)	(1.27)
11/30/2015	19.46	0.47	(1.06)	(0.59)	(0.81)	(1.22)	(2.03)
11/30/2014	19.02	0.53	1.27	1.80	(0.81)	(0.55)	(1.36)
Class C
5/31/2019(d)	16.59	0.09	0.15	0.24	(0.42)	(0.74)	(1.16)
11/30/2018	18.23	0.19	(0.76)	(0.57)	(0.48)	(0.59)	(1.07)
11/30/2017	16.59	0.28	1.68	1.96	(0.32)	–	(0.32)
11/30/2016	16.69	0.34	0.72	1.06	(0.41)	(0.75)	(1.16)
11/30/2015	19.30	0.34	(1.04)	(0.70)	(0.69)	(1.22)	(1.91)
11/30/2014	18.89	0.39	1.24	1.63	(0.67)	(0.55)	(1.22)
Class F
5/31/2019(d)	16.77	0.17	0.14	0.31	(0.49)	(0.74)	(1.23)
11/30/2018	18.41	0.35	(0.76)	(0.41)	(0.64)	(0.59)	(1.23)
11/30/2017	16.75	0.42	1.72	2.14	(0.48)	–	(0.48)
11/30/2016	16.83	0.48	0.74	1.22	(0.55)	(0.75)	(1.30)
11/30/2015	19.45	0.49	(1.05)	(0.56)	(0.84)	(1.22)	(2.06)
11/30/2014	19.02	0.56	1.26	1.82	(0.84)	(0.55)	(1.39)
Class F3
5/31/2019(d)	16.90	0.18	0.15	0.33	(0.50)	(0.74)	(1.24)
11/30/2018	18.53	0.39	(0.77)	(0.38)	(0.66)	(0.59)	(1.25)
4/4/2017 to 11/30/2017(h)	17.35	0.31	1.03	1.34	(0.16)	–	(0.16)
Class I
5/31/2019(d)	16.86	0.18	0.15	0.33	(0.50)	(0.74)	(1.24)
11/30/2018	18.52	0.37	(0.78)	(0.41)	(0.66)	(0.59)	(1.25)
11/30/2017	16.84	0.50	1.68	2.18	(0.50)	–	(0.50)
11/30/2016	16.92	0.51	0.72	1.23	(0.56)	(0.75)	(1.31)
11/30/2015	19.54	0.52	(1.06)	(0.54)	(0.86)	(1.22)	(2.08)
11/30/2014	19.10	0.58	1.26	1.84	(0.85)	(0.55)	(1.40)
Class R2
5/31/2019(d)	17.15	0.12	0.17	0.29	(0.45)	(0.74)	(1.19)
11/30/2018	18.81	0.27	(0.79)	(0.52)	(0.55)	(0.59)	(1.14)
11/30/2017	17.07	0.31	1.78	2.09	(0.35)	–	(0.35)
11/30/2016	17.11	0.45	0.70	1.15	(0.44)	(0.75)	(1.19)
11/30/2015	19.74	0.42	(1.08)	(0.66)	(0.75)	(1.22)	(1.97)
11/30/2014	19.27	0.46	1.30	1.76	(0.74)	(0.55)	(1.29)
Class R3
5/31/2019(d)	16.71	0.13	0.16	0.29	(0.46)	(0.74)	(1.20)
11/30/2018	18.36	0.28	(0.77)	(0.49)	(0.57)	(0.59)	(1.16)
11/30/2017	16.70	0.37	1.70	2.07	(0.41)	–	(0.41)
11/30/2016	16.79	0.43	0.72	1.15	(0.49)	(0.75)	(1.24)
11/30/2015	19.41	0.43	(1.06)	(0.63)	(0.77)	(1.22)	(1.99)
11/30/2014	18.98	0.48	1.26	1.74	(0.76)	(0.55)	(1.31)

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.85	2.58 (e)	0.56	(f)	0.56	(f)	1.93	(f)	$731,575	12	(e)
16.77	(2.61)	0.53		0.53		1.86		779,488	32	(g)
18.42	12.89	0.52		0.53		2.34		744,029	39
16.75	7.80	0.37		0.54		2.96		780,671	21
16.84	(3.31)	0.35		0.51		2.67		855,234	18
19.46	9.98	0.34		0.52		2.79		834,090	38

15.67	2.20 (e)	1.31	(f)	1.31	(f)	1.20	(f)	139,760	12	(e)
16.59	(3.34)	1.28		1.28		1.07		159,526	32	(g)
18.23	11.98	1.26		1.28		1.59		182,142	39
16.59	7.00	1.12		1.29		2.21		205,600	21
16.69	(3.99)	1.09		1.26		1.94		241,107	18
19.30	9.11	1.08		1.25		2.07		211,947	38

15.85	2.66 (e)	0.41	(f)	0.41	(f)	2.18	(f)	32,192	12	(e)
16.77	(2.41)	0.38		0.38		2.00		39,381	32	(g)
18.41	13.00	0.37		0.38		2.39		39,865	39
16.75	8.02	0.22		0.39		3.08		38,176	21
16.83	(3.17)	0.20		0.37		2.79		64,171	18
19.45	10.11	0.19		0.37		2.95		54,699	38

15.99	2.78 (e)	0.21	(f)	0.21	(f)	2.28	(f)	31	12	(e)
16.90	(2.22)	0.21		0.21		2.21		33	32	(g)
18.53	7.77 (e)	0.24	(f)	0.24	(f)	2.59	(f)	24	39

15.95	2.76 (e)	0.31	(f)	0.31	(f)	2.26	(f)	29,357	12	(e)
16.86	(2.41)	0.28		0.28		2.12		35,051	32	(g)
18.52	13.16	0.27		0.28		2.85		20,768	39
16.84	8.09	0.12		0.29		3.23		11,219	21
16.92	(3.06)	0.10		0.26		2.91		13,750	18
19.54	10.21	0.09		0.27		3.08		13,991	38

16.25	2.47 (e)	0.90	(f)	0.90	(f)	1.53	(f)	39	12	(e)
17.15	(2.97)	0.88		0.88		1.52		36	32	(g)
18.81	12.43	0.87		0.88		1.74		33	39
17.07	7.44	0.72		0.89		2.81		155	21
17.11	(3.67)	0.70		0.86		2.33		247	18
19.74	9.63	0.69		0.87		2.43		288	38

15.80	2.46 (e)	0.81	(f)	0.81	(f)	1.71	(f)	27,080	12	(e)
16.71	(2.86)	0.78		0.78		1.63		29,931	32	(g)
18.36	12.60	0.74		0.76		2.13		25,946	39
16.70	7.58	0.61		0.78		2.75		28,791	21
16.79	(3.55)	0.59		0.75		2.44		27,022	18
19.41	9.70	0.58		0.76		2.56		23,344	38

See Notes to Financial Statements.	31

Financial Highlights (concluded)

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2019(d)	$16.74	$0.14	$ 0.16	$ 0.30	$(0.48)	$(0.74)	$(1.22)
11/30/2018	18.40	0.32	(0.77)	(0.45)	(0.62)	(0.59)	(1.21)
11/30/2017	16.75	0.42	1.69	2.11	(0.46)	–	(0.46)
11/30/2016	16.84	0.48	0.71	1.19	(0.53)	(0.75)	(1.28)
6/30/2015 to 11/30/2015(i)	17.67	0.20	(0.95)	(0.75)	(0.08)	–	(0.08)
Class R5
5/31/2019(d)	16.87	0.17	0.16	0.33	(0.50)	(0.74)	(1.24)
11/30/2018	18.53	0.38	(0.79)	(0.41)	(0.66)	(0.59)	(1.25)
11/30/2017	16.85	0.46	1.71	2.17	(0.49)	–	(0.49)
11/30/2016	16.93	0.52	0.71	1.23	(0.56)	(0.75)	(1.31)
6/30/2015 to 11/30/2015(i)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)
Class R6
5/31/2019(d)	16.90	0.19	0.14	0.33	(0.50)	(0.74)	(1.24)
11/30/2018	18.54	0.36	(0.75)	(0.39)	(0.66)	(0.59)	(1.25)
11/30/2017	16.84	0.46	1.74	2.20	(0.50)	–	(0.50)
11/30/2016	16.93	0.58	0.65	1.23	(0.57)	(0.75)	(1.32)
6/30/2015 to 11/30/2015(i)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Multi-Asset Focused Growth Fund on July 13, 2018.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

32	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.82	2.60	(e)	0.56	(f)	0.56	(f)	1.83	(f)	$ 5,337	12	(e)
16.74	(2.64)		0.53		0.53		1.86		4,473	32	(g)
18.40	12.85		0.51		0.52		2.38		2,009	39
16.75	7.86		0.37		0.54		3.06		118	21
16.84	(4.25	)(e)	0.33	(f)	0.52	(f)	2.83	(f)	10	18

15.96	2.76	(e)	0.30	(f)	0.30	(f)	2.15	(f)	24	12	(e)
16.87	(2.42)		0.27		0.27		2.18		23	32	(g)
18.53	13.15		0.25		0.27		2.60		12	39
16.85	8.09		0.11		0.28		3.26		10	21
16.93	(4.11	)(e)	0.08	(f)	0.27	(f)	2.99	(f)	10	18

15.99	2.78	(e)	0.21	(f)	0.21	(f)	2.39	(f)	10,746	12	(e)
16.90	(2.27)		0.19		0.19		2.08		13,752	32	(g)
18.54	13.31		0.19		0.19		2.57		4,801	39
16.84	8.06		0.13		0.18		3.55		175	21
16.93	(4.11	)(e)	0.07	(f)	0.14	(f)	3.00	(f)	10	18

See Notes to Financial Statements.	33

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2019(d)	$14.34	$0.23	$ 0.24	$ 0.47	$(0.33)	$ –	$(0.33)
11/30/2018	15.08	0.36	(0.62)	(0.26)	(0.48)	–	(0.48)
11/30/2017	14.14	0.48	0.93	1.41	(0.47)	–	(0.47)
11/30/2016	14.24	0.56	0.25	0.81	(0.55)	(0.36)	(0.91)
11/30/2015	15.78	0.55	(0.98)	(0.43)	(0.75)	(0.36)	(1.11)
11/30/2014	15.99	0.56	0.31	0.87	(0.74)	(0.34)	(1.08)
Class C
5/31/2019(d)	14.55	0.18	0.24	0.42	(0.27)	–	(0.27)
11/30/2018	15.29	0.26	(0.63)	(0.37)	(0.37)	–	(0.37)
11/30/2017	14.34	0.38	0.93	1.31	(0.36)	–	(0.36)
11/30/2016	14.42	0.47	0.26	0.73	(0.45)	(0.36)	(0.81)
11/30/2015	15.97	0.45	(1.00)	(0.55)	(0.64)	(0.36)	(1.00)
11/30/2014	16.17	0.45	0.31	0.76	(0.62)	(0.34)	(0.96)
Class F
5/31/2019(d)	14.34	0.24	0.24	0.48	(0.34)	–	(0.34)
11/30/2018	15.08	0.38	(0.62)	(0.24)	(0.50)	–	(0.50)
11/30/2017	14.14	0.50	0.93	1.43	(0.49)	–	(0.49)
11/30/2016	14.23	0.59	0.25	0.84	(0.57)	(0.36)	(0.93)
11/30/2015	15.78	0.58	(1.00)	(0.42)	(0.77)	(0.36)	(1.13)
11/30/2014	15.98	0.58	0.32	0.90	(0.76)	(0.34)	(1.10)
Class F3
5/31/2019(d)	14.27	0.25	0.24	0.49	(0.35)	–	(0.35)
11/30/2018	15.00	0.40	(0.61)	(0.21)	(0.52)	–	(0.52)
4/4/2017 to 11/30/2017(g)	14.42	0.29	0.56	0.85	(0.27)	–	(0.27)
Class I
5/31/2019(d)	14.26	0.25	0.23	0.48	(0.35)	–	(0.35)
11/30/2018	14.99	0.40	(0.61)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.07	0.54	0.89	1.43	(0.51)	–	(0.51)
11/30/2016	14.17	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
11/30/2015	15.71	0.59	(0.99)	(0.40)	(0.78)	(0.36)	(1.14)
11/30/2014	15.92	0.59	0.31	0.90	(0.77)	(0.34)	(1.11)
Class R2
5/31/2019(d)	14.73	0.21	0.24	0.45	(0.30)	–	(0.30)
11/30/2018	15.47	0.32	(0.63)	(0.31)	(0.43)	–	(0.43)
11/30/2017	14.50	0.45	0.94	1.39	(0.42)	–	(0.42)
11/30/2016	14.57	0.55	0.24	0.79	(0.50)	(0.36)	(0.86)
11/30/2015	16.12	0.52	(1.02)	(0.50)	(0.69)	(0.36)	(1.05)
11/30/2014	16.31	0.52	0.31	0.83	(0.68)	(0.34)	(1.02)

34	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.48	3.39 (e)	0.50	(f)	0.50	(f)	3.21	(f)	$ 674,615	19	(e)
14.34	(1.79)	0.50		0.50		2.43		716,679	41
15.08	10.15	0.48		0.49		3.30		799,727	55
14.14	6.09	0.37		0.49		4.11		849,321	26
14.24	(2.90)	0.35		0.47		3.71		1,023,100	26
15.78	5.62	0.34		0.47		3.55		1,108,030	43

14.70	3.02 (e)	1.25	(f)	1.25	(f)	2.46	(f)	372,649	19	(e)
14.55	(2.51)	1.25		1.25		1.69		410,332	41
15.29	9.25	1.23		1.24		2.57		518,727	55
14.34	5.36	1.12		1.24		3.37		594,759	26
14.42	(3.64)	1.10		1.22		2.95		750,006	26
15.97	4.86	1.09		1.22		2.80		758,668	43

14.48	3.47 (e)	0.35	(f)	0.35	(f)	3.39	(f)	202,831	19	(e)
14.34	(1.64)	0.35		0.35		2.57		227,804	41
15.08	10.32	0.33		0.34		3.39		259,296	55
14.14	6.32	0.22		0.34		4.31		279,182	26
14.23	(2.82)	0.20		0.32		3.86		454,281	26
15.78	5.83	0.19		0.32		3.68		616,791	43

14.41	3.55 (e)	0.18	(f)	0.18	(f)	3.53	(f)	4,535	19	(e)
14.27	(1.47)	0.18		0.18		2.70		4,077	41
15.00	5.96 (e)	0.18	(f)	0.18	(f)	2.99	(f)	3,519	55

14.39	3.47 (e)	0.25	(f)	0.25	(f)	3.50	(f)	47,308	19	(e)
14.26	(1.48)	0.25		0.25		2.70		54,171	41
14.99	10.34	0.22		0.23		3.70		56,927	55
14.07	6.39	0.12		0.24		4.35		11,508	26
14.17	(2.67)	0.10		0.22		3.95		15,684	26
15.71	5.90	0.09		0.23		3.75		21,656	43

14.88	3.19 (e)	0.85	(f)	0.85	(f)	2.86	(f)	123	19	(e)
14.73	(2.09)	0.84		0.84		2.08		122	41
15.47	9.70	0.83		0.84		3.02		118	55
14.50	5.76	0.72		0.84		4.04		155	26
14.57	(3.24)	0.70		0.82		3.38		762	26
16.12	5.26	0.69		0.82		3.21		755	43

See Notes to Financial Statements.	35

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2019(d)	$14.34	$0.20	$ 0.25	$ 0.45	$(0.31)	$–	$(0.31)
11/30/2018	15.08	0.33	(0.63)	(0.30)	(0.44)	–	(0.44)
11/30/2017	14.14	0.44	0.94	1.38	(0.44)	–	(0.44)
11/30/2016	14.24	0.53	0.25	0.78	(0.52)	(0.36)	(0.88)
11/30/2015	15.79	0.51	(0.99)	(0.48)	(0.71)	(0.36)	(1.07)
11/30/2014	15.99	0.52	0.32	0.84	(0.70)	(0.34)	(1.04)
Class R4
5/31/2019(d)	14.34	0.21	0.26	0.47	(0.33)	–	(0.33)
11/30/2018	15.08	0.34	(0.60)	(0.26)	(0.48)	–	(0.48)
11/30/2017	14.15	0.40	1.01	1.41	(0.48)	–	(0.48)
11/30/2016	14.24	0.56	0.26	0.82	(0.55)	(0.36)	(0.91)
6/30/2015 to 11/30/2015(h)	14.98	0.21	(0.75)	(0.54)	(0.20)	–	(0.20)
Class R5
5/31/2019(d)	14.26	0.23	0.26	0.49	(0.35)	–	(0.35)
11/30/2018	14.99	0.39	(0.60)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.07	0.48	0.95	1.43	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.58)	(0.36)	(0.94)
6/30/2015 to 11/30/2015(h)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class R6
5/31/2019(d)	14.27	0.25	0.24	0.49	(0.35)	–	(0.35)
11/30/2018	15.00	0.38	(0.59)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.06	0.44	1.01	1.45	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
6/30/2015 to 11/30/2015(h)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.48	3.27	(e)	0.75	(f)	0.75	(f)	2.84	(f)	$20,715	19	(e)
14.34	(2.03)		0.74		0.74		2.20		18,400	41
15.08	9.88		0.73		0.74		3.03		19,564	55
14.14	5.84		0.62		0.74		3.84		18,982	26
14.24	(3.19)		0.60		0.72		3.45		17,193	26
15.79	5.43		0.59		0.72		3.31		12,578	43

14.48	3.40	(e)	0.50	(f)	0.50	(f)	3.00	(f)	2,430	19	(e)
14.34	(1.77)		0.49		0.49		2.31		1,756	41
15.08	10.11		0.48		0.48		2.74		569	55
14.15	6.18		0.38		0.50		4.08		35	26
14.24	(3.62	)(e)	0.35	(f)	0.50	(f)	3.37	(f)	10	26

14.40	3.54	(e)	0.24	(f)	0.24	(f)	3.29	(f)	33	19	(e)
14.26	(1.55)		0.24		0.24		2.64		28	41
14.99	10.41		0.22		0.23		3.28		23	55
14.07	6.46		0.12		0.25		4.33		10	26
14.16	(3.54	)(e)	0.09	(f)	0.24	(f)	3.63	(f)	10	26

14.41	3.55	(e)	0.18	(f)	0.18	(f)	3.47	(f)	2,744	19	(e)
14.27	(1.47)		0.18		0.18		2.58		2,807	41
15.00	10.50		0.18		0.18		2.99		1,119	55
14.06	6.42		0.13		0.17		4.23		38	26
14.16	(3.53	)(e)	0.08	(f)	0.14	(f)	3.64	(f)	10	26

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of fifteen funds as of May 31, 2019. This report covers the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

Multi-Asset Balanced Opportunity Fund Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

38

Notes to Financial Statements (unaudited)(continued)

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years that ended from November 30, 2015 through November 30, 2018. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign

39

Notes to Financial Statements (unaudited)(continued)

currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(g)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(h)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses.

40

Notes to Financial Statements (unaudited)(continued)

Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability on the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The Funds may purchase and write swaptions to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

41

Notes to Financial Statements (unaudited)(continued)

(j)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or

42

Notes to Financial Statements (unaudited)(continued)

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2019, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Growth Fund	.10%
Multi-Asset Income Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2019:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$47,121	$313,439
Multi-Asset Growth Fund	30,643	208,923
Multi-Asset Income Fund	30,497	195,482

43

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended May 31, 2019:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$2,454	$2,557
Multi-Asset Growth Fund	2,249	3,027
Multi-Asset Income Fund	6,460	5,921

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; and declared and paid quarterly for Multi-Asset Growth Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2019 and fiscal year ended November 30, 2018 were as follows:

Multi-Asset Balanced Opportunity Fund
	Six Months Ended 5/31/2019 (unaudited)	Year Ended 11/30/2018
Distributions paid from:
Ordinary income	$36,699,714	$59,811,556
Net long-term capital gains	44,350,430	35,997,617
Total distributions paid	$81,050,144	$95,809,173

	Multi-Asset Growth Fund		Multi-Asset Income Fund
	Six Months Ended 5/31/2019 (unaudited)	Year Ended 11/30/2018	Six Months Ended 5/31/2019 (unaudited)	Year Ended 11/30/2018
Distributions paid from:
Ordinary income	$30,550,193	$33,335,927	$30,397,265	$48,059,164
Net long-term capital gains	45,505,458	32,735,533	–	–
Total distributions paid	$76,055,651	$66,071,460	$30,397,265	$48,059,164

As of November 30, 2018, Multi-Asset Income Fund had a capital loss carryforward of $114,069,297, which will carry forward indefinitely.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“postenactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

44

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Growth Fund	Multi-Asset Income Fund
Tax cost	$1,496,226,002	$1,031,725,133	$1,390,574,362
Gross unrealized gain	24,411,308	14,899,569	22,375,665
Gross unrealized loss	(80,019,039)	(65,216,289)	(85,054,258)
Net unrealized security loss	$(55,607,731)	$(50,316,720)	$(62,678,593)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, wash sales, and other financial instruments.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2019 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$169,432,152	$283,004,864
Multi-Asset Growth Fund	122,582,358	214,053,534
Multi-Asset Income Fund	255,949,660	377,515,966

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2019.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2019 (as described in note 2(f)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into domestic and foreign equity index futures contracts for the six months ended May 31, 2019 (as described in note 2(g)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into swaptions and options on indexes for the six months ended May 31, 2019 (as described in note 2(i)) to obtain exposure to an index (the Reference Entity). The Funds’ use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the notional value of the contract.

45

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2019, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Multi-Asset Balanced Opportunity Fund

Asset Derivatives	Equity Contracts	Index Contracts	Interest Rate Contracts
Futures Contracts(1)	$500,243	–	–
Purchased Options(2)	–	$15,958,078	–
Purchased Interest Rate Swaptions(2)	–	–	$1,317,523

Liability Derivatives
Futures Contracts(1)	$377,730	–	–
Written Options(3)	–	$11,452,065	–
Written Interest Rate Swaptions(4)	–	–	$6

Multi-Asset Growth Fund

Asset Derivatives	Equity Contracts	Index Contracts	Interest Rate Contracts
Futures Contracts(1)	$871,250	–	–
Purchased Options(2)	–	$11,786,807	–
Purchased Interest Rate Swaptions(2)	–	–	$895,469

Liability Derivatives
Futures Contracts(1)	$230,130	–	–
Written Options(3)	–	$9,030,190	–
Written Interest Rate Swaptions(4)	–	–	$4

Multi-Asset Income Fund

Asset Derivatives	Equity Contracts	Index Contracts	Interest Rate Contracts
Futures Contracts(1)	$1,662,560	–	–
Purchased Options(2)	–	$9,117,439	–
Purchased Interest Rate Swaptions(2)	–	–	$1,205,869

Liability Derivatives
Futures Contracts(1)	$311,071	–	–
Written Options(3)	–	$6,725,335	–
Written Interest Rate Swaptions(4)	–	–	$5

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Investments in securities at fair value.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of written options as reported in the Schedule of Investments. Only current fair value is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of written swaptions as reported in the Schedule of Investments. Only current fair value is reported within the Statements of Assets and Liabilities.

46

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Balanced Opportunity Fund

	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Index Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$380,094	–	–
Futures Contracts(2)	$(3,193,860)	–	$2,982,860	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(380,094)	–	–
Futures Contracts(4)	$154,017	–	$(3,965,862)	–
Written Options(5)	–	–	–	$638,418
Written Interest Rate Swaption(5)	$(6)	–	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$19,127,715	–	–
Futures Contracts(7)	393	–	1,255	–
Written Options(6)	$19,538	–	–	–
Written Interest Rate Swaption(6)	—		–	$252,857,143

	Multi-Asset Growth Fund

	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Index Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$257,487	–	–
Futures Contracts(2)	–	–	$1,126,011	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(257,487)	–	–
Futures Contracts(4)	–	–	$(1,966,580)	–
Written Options(5)	–	–	–	$384,138
Written Interest Rate Swaption(5)	$(4)	–	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$12,957,698	–	–
Futures Contracts(7)	–	–	890	–
Written Options(6)	$15,108	–	–	–
Written Interest Rate Swaption(6)	–	–	–	$171,857,143

47

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Index Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$347,839	–	–
Futures Contracts(2)	$(2,925,399)	–	$2,848,509	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(347,839)	–	–
Futures Contracts(4)	$113,643	–	$(2,450,661)	–
Written Option(5)	–	–	–	$325,817
Written Interest Rate Swaption(5)	$(5)	–	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$17,504,508	–	–
Futures Contracts(7)	359	–	1,254	–
Written Options(6)	$11,373	–	–	–
Written Interest Rate Swaption(6)	–	–	–	$231,428,571

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2019.
(1)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain(loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on options and swaptions written.
(6)	Amount represents notional amounts in U.S. dollars.
(7)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

48

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$17,275,000	$–	$17,275,000
Repurchase Agreement	394,831	–	394,831
Total	$17,669,831	$–	$17,669,831

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Citibank	$3,271,000	$(2,566,138)	$(300,000)	$–	$404,862
Fixed Income Clearing Corp.	394,831	–	–	(394,831)	–
J.P. Morgan Chase	12,687,000	(8,885,927)	(3,010,000)	–	791,073
Morgan Stanley	1,317,000	(6)	–	–	1,316,994
Total	$17,669,831	$(11,452,071)	$(3,310,000)	$(394,831)	$2,512,929

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
OTC Options Written	$11,452,071	$–	$11,452,071
Total	$11,452,071	$–	$11,452,071

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$2,566,138	$(2,566,138)	$–	$–	$–
J.P. Morgan Chase	8,885,927	(8,885,927)	–	–	–
Morgan Stanley	6	(6)	–	–	–
Total	$11,452,071	$(11,452,071)	$–	$–	$–

	Multi-Asset Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$12,682,000	$–	$12,682,000
Repurchase Agreement	166,349	–	166,349
Total	$12,848,349	$–	$12,848,349

49

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Growth Fund

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Citibank	$1,833,000	$(1,438,167)	$–	$–	$394,833
Fixed Income Clearing Corp.	166,349	–	–	(166,349)	–
Goldman Sachs	9,954,000	(7,592,023)	(1,270,000)	–	1,091,977
Morgan Stanley	895,000	(4)	–	–	894,996
Total	$12,848,349	$(9,030,194)	$(1,270,000)	$(166,349)	$2,381,806

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
OTC Options Written	$9,030,194	$–	$9,030,194
Total	$9,030,194	$–	$9,030,194

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$1,438,167	$(1,438,167)	$–	$–	$–
Goldman Sachs	7,592,023	(7,592,023)	–	–	–
Morgan Stanley	4	(4)	–	–	–
Total	$9,030,194	$(9,030,194)	$–	$–	$–

	Multi-Asset Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$10,323,000	$–	$10,323,000
Repurchase Agreement	109,779	–	109,779
Total	$10,432,779	$–	$10,432,779

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Citibank	$4,034,000	$(3,165,174)	$(370,000)	$–	$498,826
Fixed Income Clearing Corp.	109,779	–	–	(109,779)	–
J.P. Morgan	5,083,000	(3,560,161)	(1,210,000)	–	1,212,839
Morgan Stanley	1,206,000	(5)	–	–	635,995
Total	$10,432,779	$(6,725,340)	$(1,580,000)	$(109,779)	$2,347,660

50

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Income Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
OTC Options Written	$6,725,340	$–	$6,725,340
Total	$6,725,340	$–	$6,725,340

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$3,165,174	$(3,165,174)	$–	$–	$–
J.P. Morgan Chase	3,560,161	(3,560,161)	–	–	–
Morgan Stanley	5	(5)	–	–	–
Total	$6,725,340	$(6,725,340)	$–	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of May 31, 2019.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of May 31, 2019.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2019, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

51

Notes to Financial Statements (unaudited)(continued)

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended May 31, 2019:

	Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2019	Fair Value at 5/31/2019	Net Realized Gain 12/1/2018 to 5/31/2019	Dividend Income 12/1/2018 to 5/31/2019	Change in Appreciation (Depreciation) 12/1/2018 to 5/31/2019
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund–Class I	10,679,174	27,370	(10,706,544)	–	$–	$(594,044)	$544,118	$12,410,051
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund–Class I	8,006,923	3,750	(8,010,673)	–	–	(731,563)	72,928	8,661,115
Lord Abbett Investment Trust-Convertible Fund-Class I	11,552,944	785,947	(3,056,757)	9,282,134	121,503,140	5,982,177 (a)	5,059,757	(1,960,510)
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund–Class I	15,146,308	1,388,433	(1,122,440)	15,412,301	78,140,368	(100,623)	2,140,640	4,976,479
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	–	17,218,833	(829,552)	16,389,281	189,296,193	(459,227)	–	(14,830,724)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7,257,952	16,389	(2,905,000)	4,369,341	123,346,496	(7,410,732)	–	23,472,353
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5,785,975	1,442,925	(999,383)	6,229,517	158,603,511	6,028,474 (b)	–	5,787,131
Lord Abbett Investment Trust-High Yield Fund–Class I	38,576,789	1,128,908	(9,285,439)	30,420,258	222,676,292	(177,481)	7,586,390	5,916,350
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6,882,447	205,171	(771,144)	6,316,474	72,134,128	(654,737)	1,520,813	(389,467)
Lord Abbett Securities Trust-International Equity Fund-Class I	6,841,732	184,602	(595,184)	6,431,149	79,296,072	(87,545)	1,943,736	(2,182)
Lord Abbett Securities Trust-International Value Fund–Class I	12,240,556	308,882	(741,156)	11,808,282	78,288,910	(806,937)	879,443	(904,115)
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	2,317,331	5,764,764	(465,322)	7,616,773	195,141,726	2,450,393 (c)	764,256	(22,568,118)
Lord Abbett Ultra Short Bond Fund	3,236,109	8,363,489	(1,244,301)	10,355,297	103,760,078	(12,443)	763,009	199,851
Total					$1,422,186,914	$3,425,712	$21,275,090	$20,768,214

(a)	Includes $4,437,951 of distributed capital gains.
(b)	Includes $6,458,116 of distributed capital gains.
(c)	Includes $3,051,229 of distributed capital gains.

52

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Growth Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2019	Fair Value at 5/31/2019	Net Realized Gain 12/1/2018 to 5/31/2019	Dividend Income 12/1/2018 to 5/31/2019	Change in Appreciation (Depreciation 12/1/2018 to 5/31/2019)
Lord Abbett Affiliated Fund, Inc.-Class I	3,784,490	47,277	(3,831,767)	–	$–	$(402,212)	$654,116	$1,397,357
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	5,484,373	13,943	(5,498,316)	–	–	(337,913)	277,182	2,382,370
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	6,571,631	2,966	(6,574,597)	–	–	(1,261,347)	57,687	12,012,290
Lord Abbett Investment Trust-Convertible Fund-Class I	3,980,503	270,426	(1,650,964)	2,599,965	34,033,535	2,949,592 (a)	1,725,685	(1,567,892)
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	–	12,899,236	(518,799)	12,380,437	142,994,051	333	–	(9,841,704)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4,989,415	3,450	(1,412,518)	3,580,347	101,073,192	(4,196,073)	–	15,164,099
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5,530,315	583,892	(1,010,448)	5,103,759	129,941,707	5,547,839 (b)	–	6,024,386
Lord Abbett Investment Trust-High Yield Fund- Class I	28,347,397	904,428	(3,914,953)	25,336,872	185,465,900	(222,486)	5,717,751	4,009,868
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	729,282	13,503	(100,037)	642,748	7,340,179	(38,014)	154,837	(57,882)
Lord Abbett Securities Trust-International Equity Fund-Class I	6,762,616	226,169	(629,333)	6,359,452	78,412,038	(47,005)	1,921,259	(36,330)
Lord Abbett Securities Trust-International Value Fund-Class I	12,420,011	469,885	(1,123,410)	11,766,486	78,011,802	(1,299,527)	872,601	(481,263)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2,619,706	4,606,272	(386,395)	6,839,583	175,230,115	3,856,247 (c)	863,980	(22,604,162)
Lord Abbett Ultra Short Bond Fund	280,789	3,294,426	(78,906)	3,496,309	35,033,014	1,578	272,887	70,458
Total					$967,535,533	$4,551,012	$12,517,985	$6,471,595

(a)	Includes $1,540,115 of distributed capital gains.
(b)	Includes $6,197,527 of distributed capital gains.
(c)	Includes $3,449,367 of distributed capital gains.

53

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Income Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2019	Fair Value at 5/31/2019	Net Realized Gain 12/1/2018 to 5/31/2019	Dividend Income 12/1/2018 to 5/31/2019	Change in Appreciation (Depreciation 12/1/2018 to 5/31/2019)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	6,744,374	–	(6,744,374)	–	$–	$(247,451)	$60,176	$13,964,276
Lord Abbett Investment Trust-Convertible Fund-Class I	16,233,536	1,114,249	(4,847,150)	12,500,635	163,633,315	5,737,475 (a)	7,147,610	(607,772)
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1,369,865	21,319	(143,589)	1,247,595	13,561,360	(20,417)	227,076	668,472
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	11,189,766	4,242,428	(1,972,744)	13,459,450	68,239,411	(431,302)	1,903,607	4,705,839
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	–	8,226,720	–	8,226,720	95,018,615	–	–	(7,854,079)
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund- Class I	3,317,795	433,516	(630,456)	3,120,855	79,456,972	3,664,465 (b)	–	3,402,611
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4,252,856	–	(1,893,290)	2,359,566	66,610,542	(5,196,343)	–	13,606,265
Lord Abbett Investment Trust-High Yield Fund-Class I	36,240,904	1,002,003	(7,405,371)	29,837,536	218,410,763	1,973,803	7,233,502	3,447,591
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8,194,338	162,453	(786,129)	7,570,662	86,456,961	(466,800)	1,863,913	(676,225)
Lord Abbett Securities Trust–International Equity Fund-Class I	6,242,490	344,025	(692,666)	5,893,849	72,671,158	224,380	1,781,744	(53,252)
Lord Abbett Securities Trust-International Value Fund-Class I	11,697,199	647,386	(1,432,061)	10,912,524	72,350,032	(1,913,813)	811,326	456,089
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,134,124	4,816,106	(3,835,391)	4,114,839	105,422,166	406,942 (c)	1,033,635	(14,725,188)
Lord Abbett Ultra Short Bond Fund	23,590,968	7,994,240	(4,244,481)	27,340,727	273,954,087	(22,588)	3,229,488	745,752
Total					$1,315,785,382	$3,708,351	$25,292,077	$17,080,379

(a)	Includes $6,306,888 of distributed capital gains.
(b)	Includes $3,682,181 of distributed capital gains.
(c)	Includes $4,126,700 of distributed capital gains.

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

54

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, each will

55

Notes to Financial Statements (unaudited)(continued)

be more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, each will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,562,230	$49,103,038	9,470,672	$111,822,619
Converted from Class B*	–	–	56,691	679,837
Converted from Class C**	433,316	4,761,549	3,021,785	35,490,466
Reinvestment of distributions	6,289,131	63,339,755	6,208,291	72,973,932
Shares reacquired	(14,275,813)	(153,323,699)	(25,845,961)	(304,582,141)
Decrease	(2,991,136)	$(36,119,357)	(7,088,522)	$(83,615,287)
Class B Shares
Shares sold	–	$–	1,160	$13,194
Reinvestment of distributions	–	–	9,665	114,233
Shares reacquired	–	–	(233,141)	(2,791,943)
Converted to Class A*	–	–	(56,661)	(679,837)
Decrease	–	$–	(278,977)	$(3,344,353)
Class C Shares
Shares sold	794,329	$8,512,490	1,719,654	$20,234,629
Reinvestment of distributions	1,088,520	10,828,300	1,187,590	13,883,624
Shares reacquired	(3,189,189)	(34,253,831)	(6,208,173)	(72,806,017)
Converted to Class A**	(436,237)	(4,761,549)	(3,042,434)	(35,490,465)
Decrease	(1,742,577)	$(19,674,590)	(6,343,363)	$(74,178,229)
Class F Shares
Shares sold	467,633	$5,066,844	1,341,778	$15,845,294
Reinvestment of distributions	244,901	2,467,632	251,480	2,954,381
Shares reacquired	(1,076,691)	(11,601,745)	(2,669,715)	(31,438,904)
Decrease	(364,157)	$(4,067,269)	(1,076,457)	$(12,639,229)

56

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	241	$2,907
Reinvestment of distributions	57	584	54	635
Shares reacquired	–	–	(242)	(2,823)
Increase	57	$584	53	$719
Class I Shares
Shares sold	36,847	$401,912	262,943	$3,100,011
Reinvestment of distributions	74,577	751,350	82,867	974,293
Shares reacquired	(375,497)	(4,086,546)	(529,206)	(6,275,040)
Decrease	(264,073)	$(2,933,284)	(183,396)	$(2,200,736)
Class P Shares
Shares sold	3,045	$33,497	4,294	$50,061
Reinvestment of distributions	2,764	27,677	2,952	34,549
Shares reacquired	(1,082)	(12,141)	(16,396)	(196,256)
Increase (decrease)	4,727	$49,033	(9,150)	$(111,646)
Class R2 Shares
Shares sold	1,004	$11,228	1,960	$23,606
Reinvestment of distributions	1,814	18,636	1,841	22,096
Shares reacquired	(397)	(4,448)	(9,986)	(123,016)
Increase (decrease)	2,421	$25,416	(6,185)	$(77,314)
Class R3 Shares
Shares sold	191,835	$2,059,102	848,468	$9,954,205
Reinvestment of distributions	141,620	1,420,838	147,035	1,724,886
Shares reacquired	(605,318)	(6,619,217)	(1,352,271)	(15,884,781)
Decrease	(271,863)	$(3,139,277)	(356,768)	$(4,205,690)
Class R4 Shares
Shares sold	113,703	$1,220,506	388,823	$4,573,649
Reinvestment of distributions	26,779	270,071	16,204	189,803
Shares reacquired	(71,396)	(784,772)	(167,424)	(1,948,934)
Increase	69,086	$705,805	237,603	$2,814,518
Class R5 Shares
Shares sold	422	$4,534	2,177	$25,027
Reinvestment of distributions	605	6,110	515	6,048
Shares reacquired	(1,137)	(12,226)	(409)	(4,775)
Increase (decrease)	(110)	$(1,582)	2,283	$26,300
Class R6 Shares
Shares sold	25,183	$268,566	1,070,971	$13,030,370
Reinvestment of distributions	14,897	150,499	25,715	302,377
Shares reacquired	(98,743)	(1,078,912)	(1,072,158)	(12,289,445)
Increase (decrease)	(58,663)	$(659,847)	24,528	$1,043,302
Class T Shares
Reinvestment of distributions	–	$–	39.86	$471
Shares reacquired	–	–	(890)	(10,532)
Decrease	–	$–	(850.14)	$(10,061)

57

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,952,785	$30,174,515	3,786,232	$66,231,998
Converted from Class B*	–	–	21,750	386,198
Converted from Class C**	284,419	4,500,914	1,007,666	17,550,106
Reinvestment of distributions	3,851,001	55,577,918	2,748,707	48,270,680
Shares reacquired	(6,425,276)	(99,994,579)	(10,105,310)	(176,896,566)
Shares issued in reorganization (See Note 15)	–	–	8,638,032	151,251,948
Increase (decrease)	(337,071)	$(9,741,232)	6,097,077	$106,794,364
Class B Shares
Shares sold	–	$–	5	$90
Reinvestment of distributions	–	–	6,899	120,622
Shares reacquired	–	–	(108,999)	(1,919,150)
Converted to Class A*	–	–	(21,856)	(386,099)
Decrease	–	$–	(123,951)	$(2,184,537)
Class C Shares
Shares sold	284,361	$4,360,865	589,485	$10,214,762
Reinvestment of distributions	743,127	10,573,839	586,694	10,198,441
Shares reacquired	(1,438,358)	(22,243,539)	(2,782,742)	(48,133,577)
Converted to Class A**	(287,732)	(4,500,914)	(1,018,607)	(17,550,106)
Shares issued in reorganization (See Note 15)	–	–	2,250,912	39,053,329
Decrease	(698,602)	$(11,809,749)	(374,258)	$(6,217,751)
Class F Shares
Shares sold	261,188	$4,134,682	758,589	$13,255,518
Reinvestment of distributions	174,517	2,518,157	126,632	2,221,882
Shares reacquired	(753,986)	(11,498,203)	(864,675)	(15,085,895)
Shares issued in reorganization (See Note 15)	648	–	162,717	2,847,554
Increase (decrease)	(317,633)	$(4,845,364)	183,263	$3,239,059
Class F3 Shares
Reinvestment of distributions	168	$2,446	93	$1,642
Shares reacquired	(197)	(3,090)	(49)	(865)
Shares issued in reorganization (See Note 15)	–	–	648	11,420
Increase (decrease)	(29)	$(644)	692	$12,197
Class I Shares
Shares sold	21,017	$338,670	220,054	$3,920,536
Reinvestment of distributions	122,879	1,779,138	62,533	1,104,538
Shares reacquired	(381,775)	(5,946,333)	(268,246)	(4,631,895)
Shares issued in reorganization (See Note 15)	–	–	942,593	16,599,080
Increase (decrease)	(237,879)	$(3,828,525)	956,934	$16,992,259

58

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Growth Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	231	$3,734	374	$6,718
Reinvestment of distributions	167	2,466	82	1,465
Shares reacquired	(82)	(1,339)	(493)	(8,789)
Shares issued in reorganization (See Note 15)	–	–	352	6,314
Increase	316	$4,861	315	$5,708
Class R3 Shares
Shares sold	134,954	$2,120,817	292,269	$5,095,781
Reinvestment of distributions	148,436	2,131,432	94,911	1,661,060
Shares reacquired	(359,843)	(5,561,862)	(487,789)	(8,557,879)
Shares issued in reorganization (See Note 15)	–	–	478,206	8,349,484
Increase (decrease)	(76,453)	$(1,309,613)	377,597	$6,548,446
Class R4 Shares
Shares sold	91,573	$1,418,210	133,259	$2,332,405
Reinvestment of distributions	23,443	337,862	8,998	157,835
Shares reacquired	(44,953)	(691,402)	(65,774)	(1,148,545)
Shares issued in reorganization (See Note 15)	–	–	81,509	1,425,593
Increase	70,063	$1,064,670	157,992	$2,767,288
Class R5 Shares
Reinvestment of distributions	119	$1,729	47.62	$841
Shares issued in reorganization (See Note 15)	–	–	699	12,310
Increase	119	$1,729	746.62	$13,151
Class R6 Shares
Shares sold	41,935	$648,992	445,796	$8,083,094
Reinvestment of distributions	43,959	640,142	12,447	219,568
Shares reacquired	(227,610)	(3,551,152)	(85,241)	(1,493,898)
Shares issued in reorganization (See Note 15)	–	–	181,945	3,209,516
Increase (decrease)	(141,716)	$(2,262,018)	554,947	$10,018,280

Multi-Asset Income Fund		Six Months Ended May 31, 2019 (unaudited)		Year Ended November 30, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,937,422	$41,830,265	7,128,755	$106,570,981
Converted from Class B*	–	–	4,559	69,003
Converted from Class C**	255,013	3,694,944	562,708	8,415,974
Reinvestment of distributions	1,113,298	15,368,187	1,617,108	24,062,715
Shares reacquired	(7,689,363)	(109,013,662)	(12,373,137)	(184,458,293)
Decrease	(3,383,630)	$(48,120,266)	(3,060,007)	$(45,339,620)

59

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2019		Year Ended
Multi-Asset Income Fund		(unaudited)		November 30, 2018
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	22	$262
Reinvestment of distributions	–	–	511	7,761
Shares reacquired	–	–	(44,723)	(685,813)
Converted to Class A*	–	–	(4,489)	(69,003)
Increase (decrease)	–	$–	(48,679)	$(746,793)
Class C Shares
Shares sold	739,610	$10,602,370	2,067,790	$31,399,542
Reinvestment of distributions	499,928	6,951,164	721,420	10,894,175
Shares reacquired	(3,832,927)	(55,437,117)	(7,956,457)	(120,382,550)
Converted to Class A**	(251,257)	(3,694,944)	(554,903)	(8,415,974)
Decrease	(2,844,646)	$(41,578,527)	(5,722,150)	$(86,504,807)
Class F Shares
Shares sold	1,170,181	$16,761,458	4,342,789	$64,964,389
Reinvestment of distributions	301,069	4,159,590	452,965	6,738,828
Shares reacquired	(3,348,069)	(47,576,893)	(6,106,798)	(90,852,710)
Decrease	(1,876,819)	$(26,655,845)	(1,311,044)	$(19,149,493)
Class F3 Shares
Shares sold	73,875	$1,073,148	100,315	$1,482,496
Reinvestment of distributions	6,700	92,291	9,394	138,875
Shares reacquired	(51,619)	(728,000)	(58,518)	(846,904)
Increase	28,956	$437,439	51,191	$774,467
Class I Shares
Shares sold	233,264	$3,304,089	1,154,359	$16,955,367
Reinvestment of distributions	85,328	1,172,249	122,643	1,813,852
Shares reacquired	(831,264)	(11,733,455)	(1,274,048)	(18,898,365)
Increase (decrease)	(512,672)	$(7,257,117)	2,954	$(129,146)
Class R2 Shares
Shares sold	1,263	$18,731	2,528	$39,033
Reinvestment of distributions	154	2,183	185	2,820
Shares reacquired	(1,417)	(20,722)	(2,075)	(32,139)
Increase	– (a)	$192	638	$9,714
Class R3 Shares
Shares sold	314,082	$4,523,970	309,618	$4,602,969
Reinvestment of distributions	29,418	406,097	37,806	562,455
Shares reacquired	(195,875)	(2,818,457)	(361,707)	(5,409,857)
Increase (decrease)	147,625	$2,111,610	(14,283)	$(244,433)
Class R4 Shares
Shares sold	64,842	$933,349	124,744	$1,853,639
Reinvestment of distributions	3,210	44,506	2,666	39,512
Shares reacquired	(22,661)	(325,522)	(42,724)	(635,904)
Increase	45,391	$652,333	84,686	$1,257,247

60

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		May 31, 2019		Year Ended
Multi-Asset Income Fund		(unaudited)		November 30, 2018
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	325	$4,433	385	$5,768
Reinvestment of distributions	52	717	61	897
Shares reacquired	(12)	(166)	(18)	(256)
Increase	365	$4,984	428	$6,409
Class R6 Shares
Shares sold	17,168	$243,636	131,049	$1,987,040
Reinvestment of distributions	4,426	60,949	4,381	64,680
Shares reacquired	(27,880)	(396,108)	(13,306)	(197,405)
Increase (decrease)	(6,286)	$(91,523)	122,124	$1,854,315
Class T Shares
Reinvestment of distributions	–	$–	16	$243
Shares reacquired	–	–	(698)	(10,458)
Increase (decrease)	–	$–	(682)	$(10,215)

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Amount less than 1 share.

15.	REORGANIZATION

The following table illustrates share conversion ratios and dollar amounts of the reorganization on July 13, 2018:

	Multi-Asset		Multi-Asset	Multi-Asset
	Focused Growth	Conversion	Growth	Growth Fund
Class	Fund Shares	Ratio	Fund Shares	Amount
A	9,230,652	0.935797	8,638,032	$151,251,948
C	2,465,827	0.912841	2,250,912	39,053,329
F	173,915	0.935617	162,717	2,847,554
F3	690	0.938332	648	11,420
I	1,003,324	0.939472	942,593	16,599,080
R2	373	0.944479	352	6,314
R3	515,965	0.926821	478,206	8,349,484
R4	87,420	0.932384	81,509	1,425,593
R5	744	0.939614	699	12,310
R6	193,884	0.938424	181,945	3,209,516

16.	SUBSEQUENT EVENT

As of the close of business on June 21, 2019, Lord Abbett Multi-Asset Balanced Opportunity Fund acquired the net assets of Lord Abbett Multi-Asset Global Opportunity Fund (a fund of Lord Abbett Global Bond Fund, Inc.) and Lord Abbett Multi-Asset Growth Fund, pursuant to plans of reorganization. The reorganizations permitted Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Growth Fund shareholders to each pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereas holders of shares of Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Growth Fund outstanding on June 21, 2019 received shares valued at $170,391,304 and $1,001,782,537, respectively, of Lord Abbett Multi-Asset Balanced Opportunity Fund.

61

Notes to Statements (unaudited)(concluded)

The following tables illustrate share conversion ratios and dollar amounts of the reorganization on June 21, 2019:

Class	Lord Abbett Multi-Asset Global Opportunity Fund Shares	Conversion Ratio	Lord Abbett Multi-Asset Balanced Opportunity Fund Shares	Lord Abbett Multi-Asset Balanced Opportunity Fund Amount
A	10,047,024	0.981003	9,856,165	$112,064,595
C	2,093,411	0.881735	1,845,842	20,858,012
F	331,622	0.981319	325,426	3,700,098
F3	970	0.988446	959	10,920
I	102,866	0.988540	101,687	1,156,179
R2	38,488	0.980714	37,745	438,979
R3	202,719	0.989868	200,664	2,277,540
R4	56,889	0.979789	55,739	633,752
R5	4,193	0.987507	4,141	47,162
R6	2,593,281	0.989578	2,566,262	29,204,067

Class	Lord Abbett Multi-Asset Growth Fund Shares	Conversion Ratio	Lord Abbett Multi-Asset Balanced Opportunity Fund Shares	Lord Abbett Multi-Asset Balanced Opportunity Fund Amount
A	45,644,807	1.447010	66,048,287	$750,969,028
C	8,801,519	1.439938	12,673,647	143,212,215
F	1,970,422	1.446623	2,850,449	32,409,600
F3	1,936	1.456427	2,819	32,113
I	1,829,027	1.455462	2,662,079	30,267,837
R2	2,410	1.450576	3,496	40,659
R3	1,716,339	1.445031	2,480,170	28,149,931
R4	337,927	1.444600	488,171	5,550,506
R5	1,500	1.453968	2,180	24,836
R6	670,779	1.457504	977,664	11,125,813

62

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of May 31, 2019, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust – Convertible Fund – Class I	8.54%
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	5.49%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	13.31%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	8.67%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	11.15%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.66%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	5.07%
Lord Abbett Securities Trust – International Equity Fund – Class I	5.58%
Lord Abbett Securities Trust – International Value Fund – Class I	5.51%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	13.72%
Lord Abbett Investment Trust – Ultra Short Bond Fund – Class I	7.30%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust – Convertible Fund – Class I	3.52%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	14.78%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	10.45%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	13.43%
Lord Abbett Investment Trust – High Yield Fund – Class I	19.17%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	0.76%
Lord Abbett Securities Trust – International Equity Fund – Class I	8.10%
Lord Abbett Securities Trust – International Value Fund – Class I	8.06%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	18.11%
Lord Abbett Investment Trust – Ultra Short Bond Fund – Class I	3.62%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust – Convertible Fund – Class I	12.43%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	1.04%
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	5.19%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	7.22%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	5.06%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	6.04%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.60%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	6.57%
Lord Abbett Securities Trust – International Equity Fund – Class I	5.52%
Lord Abbett Securities Trust – International Value Fund – Class I	5.50%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	8.01%
Lord Abbett Investment Trust – Ultra Short Bond Fund – Class I	20.82%

63

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2019, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Tesla Energy Operations, Inc., 1.625%, 11/1/2019	4.34%
FireEye, Inc., 1.625%, 6/1/2035	4.32%
SunPower Corp., 4.00%, 1/15/2023	4.05%
Wells Fargo & Co., 7.50%	3.96%
Fortive Corp., 0.875%, 02/15/2022	3.37%
Microchip Technology, Inc., 1.625%, 2/15/2025	3.24%
DISH Network Corp., 3.375%, 8/15/2026	2.85%
Danaher Corp. 4.75%	2.45%
Starwood Property Trust, Inc.4.375%, 04/01/2023	2.11%
Crown Castle International Corp., 6.875%	2.10%

Holding by Sector*	% of Investments
Automotive	0.44%
Banking	5.07%
Basic Industry	1.83%
Capital Goods	7.07%
Consumer Goods	1.47%
Energy	6.09%
Health Care	11.15%
Leisure	4.23%
Media	3.88%
Real Estate	5.40%
Retail	3.10%
Services	4.64%
Technology & Electronics	36.26%
Telecommunication	1.92%
Transportation	3.97%
Utilities	1.57%
Repurchase Agreement	1.91%
Total	100.00%

*	A sector may comprise several industries.

64

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 07/02/2019	15.72%
Federal National Mortgage Assoc., 3.50%, TBA	9.07%
Federal National Mortgage Assoc., 4.50%, TBA	8.83%
U.S. Treasury Note, 2.50%, 01/31/2021	8.79%
Federal National Mortgage Assoc., 4.00%, TBA	8.74%
U.S. Treasury Inflation Indexed Note, 0.625%, 04/15/2023	3.21%
U.S. Treasury Bond, 2.75%, 11/15/2047	2.16%
U.S. Treasury Bond, 3.00%, 02/15/2049	1.82%
U.S. Treasury Note, 2.00%, 05/31/2024	0.81%
JPMorgan Chase & Co., 3.78%, 02/01/2028	0.66%

Holding by Sector*	% of Investments
Auto	0.41%
Capital Goods	0.28%
Consumer Cyclicals	0.29%
Consumer Services	0.82%
Consumer Staples	0.36%
Energy	1.67%
Financial Services	29.97%
Foreign Government	0.77%
Health Care	0.25%
Integrated Oils	0.69%
Materials and Processing	0.48%
Municipal	0.04%
Producer Durables	0.75%
Technology	0.44%
Telecommunications	0.05%
Transportation	0.34%
U.S. Government	59.52%
Utilities	1.40%
Repurchase Agreement	1.47%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Petroleos Mexicanos, 5.35%, 02/12/2028	2.55%
Republic of Colombia, 5.00%, 06/15/2045	1.78%
Republic of EI Salvador, 6.375%, 01/18/2027	1.61%
Dominican Republic, 5.95%, 01/25/2027	1.59%
Republic of Ecuador, 8.75%, 06/02/2023	1.51%
State of Qatar, 3.25%, 06/02/2026	1.36%
Pakistan Government International Bond, 8.25%, 04/15/2024	1.30%
United Mexican States, 4.75%, 03/08/2044	1.25%
Petroleos Mexicanos, 6.75%, 09/21/2047	1.23%
Saudi International Bond, 3.25%, 10/26/2026	1.15%

65

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Banking	4.10%
Basic Industry	3.38%
Consumer Goods	1.07%
Energy	13.56%
Financial Services	3.63%
Foreign Government	9.29%
Foreign Sovereign	53.56%
Local-Authority	0.45%
Real Estate	0.62%
Telecommunications	0.51%
Transportation	3.22%
Utilities	3.98%
Repurchase Agreement	2.63%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.12%
Merck & Co., Inc.	3.33%
Johnson & Johnson	3.23%
Verizon Communications, Inc.	2.79%
Pfizer, Inc.	2.72%
Citigroup, Inc.	2.70%
PepsiCo, Inc.	2.63%
Wells Fargo & Co.	2.56%
Walt Disney Co. (The)	2.42%
United Technologies Corp.	2.38%

Holding by Sector*	% of Investments
Communication Services	7.51%
Consumer Discretionary	5.23%
Consumer Staples	8.69%
Energy	8.84%
Financial Services	21.81%
Health Care	15.1%
Industrials	12.58%
Information Technology	11.80%
Materials	2.92%
Real Estate	1.50%
Utilities	3.49%
Repurchase Agreement	0.53%
Total	100.00%

*	A sector may comprise several industries.

66

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Amazon.com, Inc.	4.55%
Microsoft Corp.	3.15%
Mastercard, Inc. Class A	2.92%
Alphabet, Inc. Class A	2.91%
PayPal Holdings, Inc.	2.18%
MercadoLibre, Inc.	2.05%
Match Group, Inc.	1.85%
ServiceNow, Inc.	1.76%
HEICO Corp.	1.75%
Shopify, Inc. Class A	1.71%

Holding by Sector*	% of Investments
Communication Services	11.43%
Consumer Discretionary	19.42%
Financial Services	2.44%
Health Care	13.94%
Industrials	6.08%
Information Technology	42.42%
Real Estate	1.14%
Repurchase Agreement	3.13%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
ServiceNow, Inc.	2.91%
Global Payments, Inc.	2.17%
SBA Communications Corp.	1.99%
Dollar General Corp.	1.92%
O’Reilly Automotive, Inc.	1.88%
TransDigm Group, Inc.	1.88%
Fidelity National Information Services, Inc.	1.82%
Burlington Stores, Inc.	1.81%
Worldpay, Inc. Class A	1.67%
Fortive Corp.	1.66%

Holding by Sector*	% of Investments
Communication Services	2.26%
Consumer Discretionary	14.82%
Consumer Staples	3.34%
Energy	0.97%
Financials	7.79%
Health Care	14.80%
Industrials	17.18%
Information Technology	30.85%
Materials	4.36%
Real Estate	1.99%
Repurchase Agreement	1.64%
Total	100.00%

*	A sector may comprise several industries.

67

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.94%
Ally Financial, Inc., 8.00%, 11/01/2031	0.83%
DISH DBS Corp., 7.75%, 07/01/2026	0.78%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.70%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 05/01/2027	0.67%
Tenet Healthcare Corp., 5.125%, 05/01/2025	0.63%
Altice France SA (France), 7.375%, 05/01/2026	0.57%
Tesla, Inc., 5.30%, 08/15/2025	0.55%
TransDigm, Inc., 6.375%, 06/15/2026	0.55%
Calpine Corp., 5.75%, 01/15/2025	0.52%

Holding by Sector*	% of Investments
Automotive	0.8%
Banking	0.45%
Basic Industry	1.66%
Capital Goods	0.56%
Communication Services	4.65%
Consumer Cyclicals	0.97%
Consumer Discretionary	18.08%
Consumer Goods	0.61%
Consumer Services	0.25%
Consumer Staples	3.04%
Energy	14.07%
Financial Services	8.01%
Foreign Government	0.73%
Health Care	10.30%
Industrials	8.12%
Information Technology	4.10%
Insurance	0.11%
Leisure	0.88%
Materials	6.36%
Media	2.34%
Mortgage Backed	0.01%
Municipals	0.20%
Producer Durables	0.10%
Real Estate	0.93%
Retail	1.39%
Services	1.19%
Technology	2.56%
Telecommunications	0.71%
Transportation	0.74%
Utilities	4.20%
Repurchase Agreement	1.88%
Total	100.00%

*	A sector may comprise several industries.

68

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust — Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.5%, 01/31/2021	1.05%
VNDO Mortgage Trust 2012–6AVE A, 2.9956%, 11/15/2030	0.75%
Energy Transfer Partners, 3.0424%-3.0757%, 06/03/2019	0.65%
Ally Master Owner Trust 2018–4 A, 3.3%, 07/17/2023	0.60%
Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	0.57%
California Republic Auto Receivables Trust 2016–1 B, 3.43%, 02/15/2022	0.53%
Ford Credit Auto Owner Trust 2015–1 A, 2.12%, 07/15/2026	0.52%
DBWF Mortgage Trust 2018-AMXP A, 3.7468%, 05/05/2035	0.51%
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A, 3.9054%, 05/05/2030	0.51%
BBCMS Mortgage Trust 2018-TALL A, 3.1616%, 03/15/2037	0.48%

Holding by Sector*	% of Investments
Auto	2.43%
Basic Industry	0.29%
Capital Goods	1.15%
Consumer Cyclicals	0.93%
Consumer Discretionary	0.65%
Consumer Services	1.25%
Consumer Staples	0.33%
Energy	7.77%
Financial Services	63.42%
Foreign Government	0.54%
Health Care	2.15%
Integrated Oils	0.53%
Materials and Processing	4.68%
Municipal	0.07%
Other	0.15%
Producer Durables	2.55%
Technology	3.30%
Telecommunications	0.86%
Transportation	1.09%
U.S. Government	1.54%
Undefined	0.03%
Utilities	2.33%
Repurchase Agreement	1.96%
Total	100.00%

*	A sector may comprise several industries.

69

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA Registered Shares	2.57%
AIA Group Ltd.	2.56%
Vinci SA	2.18%
Allianz SE Registered Shares	2.11%
AstraZeneca plc	2.03%
SAP SE	1.89%
Bank Rakyat Indonesia Persero Tbk PT	1.85%
Alibaba Group Holding Ltd. ADR	1.85%
BHP Group Ltd.	1.83%
ICICI Bank Ltd. ADR	1.75%

Holding by Sector	% of Investments
Communication Services	4.51%
Consumer Discretionary	8.70%
Consumer Staples	9.29%
Energy	7.74%
Financial Services	23.64%
Health Care	8.00%
Industrials	12.07%
Information Technology	12.00%
Materials	8.31%
Real Estate	2.47%
Utilities	1.04%
Repurchase Agreement	2.23%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.30%
Royal Dutch Shell plc Class A ADR	3.20%
Novartis AG Registered Shares	2.86%
Toyota Motor Corp.	2.77%
Sanofi	2.72%
Total SA	2.30%
Sumitomo Mitsui Financial Group, Inc.	1.93%
Tokio Marine Holdings, Inc.	1.86%
Ageas	1.81%
Swiss Life Holding AG Registered Shares	1.73%

70

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Communication Services	2.32%
Consumer Discretionary	11.26%
Consumer Staples	7.75%
Energy	10.81%
Financial Services	26.08%
Health Care	10.02%
Industrials	11.28%
Information Technology	3.10%
Materials	5.57%
Real Estate	5.56%
Utilities	1.49%
Repurchase Agreement	4.76%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
KeyCorp	2.30%
FirstEnergy Corp.	2.13%
Alexandria Real Estate Equities, Inc.	1.98%
Hartford Financial Services Group, Inc. (The)	1.94%
Citizens Financial Group, Inc.	1.94%
Edison International	1.92%
Western Union Co. (The)	1.86%
EMCOR Group, Inc.	1.83%
UDR, Inc.	1.83%
RenaissanceRe Holdings Ltd.	1.81%

Holding by Sector*	% of Investments
Consumer Discretionary	10.70%
Consumer Staples	5.17%
Energy	6.31%
Financial Services	20.62%
Health Care	8.36%
Industrials	14.69%
Information Technology	9.52%
Materials	5.85%
Real Estate	10.43%
Utilities	6.98%
Repurchase Agreement	1.37%
Total	100.00%

*	A sector may comprise several industries.

71

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Ultra Short Bond Fund-Class I

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 07/02/2019	1.97%
Goldman Sachs Group, Inc. (The), 3.7515%, 04/23/2020	1.38%
Morgan Stanley, 3.0951%, 02/10/2021	1.32%
BROADCOM, Inc. DISC COML PAPER, 3.0506%, 06/06/2019	1.20%
Citigroup, Inc., 3.3740%, 01/10/2020	1.15%
Wells Fargo & Co., 3.4715%, 07/22/2020	0.86%
JPMorgan Chase & Co., 3.2003%, 06/01/2021	0.83%
Energy Transfer Partners, 3.0538%, 06/06/2019	0.82%
Autonation, Inc., 2.8912%, 06/04/2019	0.79%
B.A.T. International Finance P.L.C., 2.9613%, 07/02/2019	0.77%

Holding by Sector*	% of Investments
Auto	5.10%
Capital Goods	1.26%
Consumer Cyclicals	3.72%
Consumer Services	1.01%
Consumer Staples	3.06%
Energy	9.91%
Financial Services	56.45%
Health Care	3.36%
Integrated Oils	0.22%
Materials and Processing	4.27%
Producer Durables	4.33%
Technology	2.01%
Telecommunications	0.67%
Transportation	0.06%
U.S. Government	1.97%
Utilities	2.19%
Repurchase Agreement	0.41%
Total	100.00%

*	A sector may comprise several industries.

72

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2018. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five-,

73

Approval of Advisory Contract (continued)

and ten-year periods. As to Multi-Asset Growth Fund, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the ten-year period, but below the median of the performance peer group for the one-, three-, and five-year periods. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance, which would benefit the Funds because of their investments in Lord Abbett equity funds. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Multi-Asset Growth Fund, the Board observed that the net total expense ratio of the Fund was approximately equal to the median of the expense peer group. As to each of Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, its advisory fee was below the median of the expense peer group. As to each Fund, the Board also noted Lord Abbett’s representation that it did not manage institutional accounts with similar strategies. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services

74

Approval of Advisory Contract (concluded)

to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each Fund, the Board concluded that the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the Underlying Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

75

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

76

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Growth Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 30, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 30, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 30, 2019